UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: June 30

Registrant is making a filing for 13 of its series: Allspring Alternative Risk Premia Fund, Allspring California Limited-Term Tax-Free Fund, Allspring California Tax-Free Fund, Allspring High Yield Municipal Bond Fund, Allspring Intermediate Tax/AMT-Free Fund, Allspring Minnesota Tax-Free Fund, Allspring Municipal Bond Fund, Allspring Municipal Sustainability Fund, Allspring Pennsylvania Tax-Free Fund, Allspring Short-Term Municipal Bond Fund, Allspring Strategic Municipal Bond Fund, Allspring Ultra Short-Term Municipal Income Fund, and Allspring Wisconsin Tax-Free Fund.

Date of reporting period: December 31, 2023

ITEM 1. REPORT TO STOCKHOLDERS

Allspring Alternative Risk Premia Fund
Semi-Annual Report
December 31, 2023

The views expressed and any forward-looking statements are as of December 31, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Alternative Risk Premia Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Alternative Risk Premia Fund for the six-month period that ended December 31, 2023. Globally, stocks and bonds experienced high levels of volatility during the period but gained overall. The market was focused on the impact of ongoing aggressive central bank rate hikes on persistently high inflation. As inflation finally gradually declined, anticipation rose over an end to the central bank monetary tightening cycle. For the six-month period, domestic U.S. and global stocks and bonds had positive overall results, with U.S. stocks leading the way. After suffering deep and broad losses through 2022, bonds now benefit from a base of higher yields that can help generate higher income.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 8.04%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 5.61% while the MSCI EM Index (Net) (USD)3 returned 4.71%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 3.37%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 4.85%, the Bloomberg Municipal Bond Index6 returned 3.63%, and the ICE BofA U.S. High Yield Index7 returned 7.67%.
Still focused on high inflation and elevated central bank rates, markets were volatile.
The six-month period began on a positive note in July for stocks as well as bonds. Riskier sectors and regions tended to do well, as investors grew more optimistic regarding economic prospects. With strong second quarter gross domestic product (GDP) growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. The Federal Reserve (Fed), the European Central Bank (ECB), and the Bank of England (BoE) all raised their respective key interest rates by 0.25% in July. In the Fed’s case, speculation grew that it could be very close to the end of its tightening cycle. Meanwhile, China’s economy showed signs of stagnation, renewing concerns of global fallout.
Stocks retreated in August while monthly bond returns were flat overall. Increased global market volatility reflected unease over the Chinese property market being stressed along with weak Chinese economic data. However, speculation grew over a possible end to the Fed’s campaign of interest rate increases or at least a pause in September. U.S. economic data generally remained solid, with resilient job market data and inflation ticking up slightly in August, as the annual Consumer Price Index (CPI)8 rose 3.7%. However, the three-month trend for Core CPI9, stood at an annualized 2.4%.
“ With strong
second-quarter gross
domestic product
growth—initially
estimated at 2.4%—and
U.S. annual inflation easing steadily to 3.2%
in July, hopes for a soft
economic landing grew. ”
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
8
The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
9
The Core CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services excluding energy and food prices. You cannot invest directly in an index.
2 | Allspring Alternative Risk Premia Fund

Letter to shareholders (unaudited)
Stocks and bonds both had negative overall returns in September as investors reluctantly recited the new chorus of “higher for longer,” led by the Fed’s determination not to lower interest rates until it knows it has vanquished its pesky opponent—higher-than-targeted inflation. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index1 and the CPI—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily but looming in the coming months.
October was a tough month for financial markets overall. Key global indexes were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict, and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third quarter GDP was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter as the Federal Open Market Committee held rates steady at its December meeting.
The broad year-end rally among stocks and bonds that began in November continued through December as investors became more confident that monetary policy would ease in 2024. Supporting the bubbly market mood were a series of reports confirming lower inflationary trends in the U.S. and Europe. During the period, it appeared more likely that the U.S. economy could achieve a soft landing, cooling enough to lower inflation without the pain of a recession. However, by year-end, an expectations gap developed. Capital markets priced in a total of 1.50 percentage points in federal funds rate cuts in 2024, twice as much as the three cuts of 0.25% hinted at by Fed officials.
1
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It is sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
Allspring Alternative Risk Premia Fund | 3

Letter to shareholders (unaudited)
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
4 | Allspring Alternative Risk Premia Fund

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

Allspring Alternative Risk Premia Fund | 5

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadvisers	Allspring Global Investments, LLC
Allspring Global Investments (UK) Limited
Portfolio managers	Petros N. Bocray, CFA, FRM, Eddie Cheng, CFA, Kevin Cole, CFA†

Average annual total returns (%) as of December 31, 2023
				Expense ratios[1] (%)
	Inception date	1 year	Since inception	Gross	Net[2]
Class R6 (WRPRX)	1-29-2019	0.18	-1.16	1.51	0.65
Institutional Class (WRPIX)	1-29-2019	-0.04	-1.27	1.61	0.75
Bloomberg U.S. Aggregate Bond Index[3]	–	5.53	1.01 *	–	–
ICE BofA 3-Month U.S. Treasury Bill Index[4]	–	5.05	1.88 *	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
Class R6 and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

*	Based on the inception date of the oldest Fund class.
[1]
Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.03% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Consolidated Financial Highlights of this report, which do not include acquired fund fees and expenses.

[2]
The manager has contractually committed through October 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.62% for Class R6 and 0.72% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.–dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]
The ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index that is comprised of a single U.S. Treasury issue with approximately three months to final maturity, purchased at the beginning of each month and held for one full month. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.

The investment techniques employed by the Fund create leverage. As a result, the sum of the Fund’s investment exposures will typically exceed the amount of the Fund’s net assets. These exposures may vary over time. We expect gross notional exposure of the Fund to be in a range of 400% to 1200% of the net asset value of the Fund under normal market conditions. Leverage may be significantly different (higher or lower) as deemed necessary by the investment manager. We expect net notional exposure of the Fund to be in a range of -200% to 200% of the net asset value of the Fund under normal market conditions.
Alternative risk premia investment risk is the Fund’s ability to achieve its investment objective depending largely upon the portfolio managers’ successful evaluation of the risks, potential returns, and correlation properties with respect to the various risk premia in which the Fund invests. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of leverage results in certain risks, including, among others, the likelihood of greater volatility of net asset value. Short selling is generally considered speculative, has the potential for unlimited loss, and may involve leverage. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. The use of derivatives may reduce

†	Mr. Cole became a portfolio manager of the Fund effective January 24, 2024.
CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring Alternative Risk Premia Fund

Performance highlights (unaudited)
returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to subsidiary risk and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Allspring Alternative Risk Premia Fund | 7

Performance highlights (unaudited)

Net asset exposure as of December 31, 2023[1]
	% of net assets
	Long positions	Short positions
Stocks	57	42
Bond futures	0	27
Commodity futures	17	20
Currency forwards	36	66
Equity index futures	9	8

[1]	Figures are subject to change and may have changed since the date specified.

8 | Allspring Alternative Risk Premia Fund

Consolidated  fund expenses (unaudited)
Consolidated  fund expenses
As a shareholder of the Fund, you incur including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2023 to December 31, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Consolidated expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning account value 7-1-2023	Ending account value 12-31-2023	Consolidated expenses paid during the period[1]	Annualized net expense ratio
Class R6
Actual	$1,000.00	$980.00	$3.07	0.62%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$3.13	0.62%
Institutional Class
Actual	$1,000.00	$978.90	$3.56	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.40	$3.64	0.72%

[1]
Consolidated expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one-half-year period).

Allspring Alternative Risk Premia Fund | 9

Consolidated portfolio of investments—December 31, 2023 (unaudited)
Consolidated portfolio of investments

	Yield	Shares	Value
Short-term investments: 78.31%
Investment companies: 19.87%
Allspring Government Money Market Fund Select Class♠∞*	5.28%	7,064,972	$7,064,972

			Maturity date	Principal
U.S. Treasury securities: 58.44%
U.S. Treasury Bills☼		4.29	1-11-2024	$14,900,000	14,880,530
U.S. Treasury Bills☼#		4.81	3-21-2024	2,000,000	1,977,214
U.S. Treasury Bills☼#		5.14	6-13-2024	1,000,000	977,129
U.S. Treasury Bills☼		5.28	5-23-2024	3,000,000	2,939,652
					20,774,525
Total short-term investments (Cost $27,839,163)					27,839,497
Total investments in securities (Cost $27,839,163)	78.31%				27,839,497
Other assets and liabilities, net	21.69				7,712,645
Total net assets	100.00%				$35,552,142

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
*	A portion of the holding represents an investment held in Alt Risk Premia Special Investments (Cayman) Ltd., the consolidated entity.
☼	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$5,629,388	$31,944,277	$(30,508,693)	$0	$0	$7,064,972	7,064,972	$146,077
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
AUD	92,000	USD	60,646	Goldman Sachs International	1-17-2024	$2,076	$0
BRL	3,256,000	USD	655,425	Goldman Sachs International	1-17-2024	14,189	0
USD	6,937,022	CAD	9,411,000	Goldman Sachs International	1-17-2024	0	(166,924)
CHF	275,000	USD	315,031	Goldman Sachs International	1-17-2024	12,385	0
USD	207,107	CLP	182,277,000	Goldman Sachs International	1-17-2024	354	0
USD	2,783,881	CZK	63,265,000	Goldman Sachs International	1-17-2024	0	(43,803)
USD	208,626	EUR	193,000	Goldman Sachs International	1-17-2024	0	(4,552)
USD	3,362,505	GBP	2,683,000	Goldman Sachs International	1-17-2024	0	(57,643)
HUF	1,219,235,000	USD	3,441,746	Goldman Sachs International	1-17-2024	65,854	0
IDR	16,489,108,000	USD	1,056,114	Goldman Sachs International	1-17-2024	14,674	0
INR	110,818,000	USD	1,328,020	Goldman Sachs International	1-17-2024	3,107	0
USD	665,381	JPY	96,065,000	Goldman Sachs International	1-17-2024	0	(17,217)
The accompanying notes are an integral part of these consolidated financial statements.
10 | Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—December 31, 2023 (unaudited)

Forward foreign currency contracts (continued)
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	3,441,704	KRW	4,533,138,000	Goldman Sachs International	1-17-2024	$0	$(81,016)
USD	1,702,790	MXN	29,780,000	Goldman Sachs International	1-17-2024	0	(47,072)
NOK	9,233,000	USD	846,042	Goldman Sachs International	1-17-2024	63,046	0
USD	11,024	NZD	18,000	Goldman Sachs International	1-17-2024	0	(355)
PLN	8,425,000	USD	2,103,536	Goldman Sachs International	1-17-2024	37,281	0
USD	3,536,124	SEK	36,868,000	Goldman Sachs International	1-17-2024	0	(121,249)
ZAR	49,603,000	USD	2,600,432	Goldman Sachs International	1-17-2024	108,077	0
						$321,043	$(539,831)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
LME Lead Futures**	11	1-15-2024	$564,739	$562,169	$0	$(2,570)
CAC 40 Index	7	1-19-2024	586,041	583,824	0	(2,217)
Gas Oil Futures**	8	2-12-2024	624,420	593,800	0	(30,620)
Lean Hogs Futures**	2	2-14-2024	55,232	54,380	0	(852)
Live Cattle Futures**	31	2-29-2024	2,173,651	2,089,400	0	(84,251)
Number 11 World Sugar Futures**	18	2-29-2024	501,248	414,893	0	(86,355)
Number 2 Cotton Futures**	13	3-6-2024	516,780	526,500	9,720	0
TOPIX Index	4	3-7-2024	671,195	671,206	11	0
Cocoa Futures**	1	3-13-2024	41,384	41,960	576	0
Corn Futures**	3	3-14-2024	73,549	70,687	0	(2,862)
Soybean Meal Futures**	16	3-14-2024	644,862	617,600	0	(27,262)
Soybean Oil Futures**	3	3-14-2024	91,974	86,724	0	(5,250)
DAX Index	1	3-15-2024	469,514	466,778	0	(2,736)
E-Mini NASDAQ 100 Index	1	3-15-2024	326,220	340,470	14,250	0
E-Mini S&P 500 Index	2	3-15-2024	466,035	482,000	15,965	0
Euro STOXX 50 Index	11	3-15-2024	556,527	551,677	0	(4,850)
C Coffee Futures**	15	3-18-2024	976,804	1,059,187	82,383	0
Short
LME Nickel Futures**	(3)	1-15-2024	(312,658)	(295,830)	16,828	0
LME Primary Aluminum Futures**	(18)	1-15-2024	(967,903)	(1,058,175)	0	(90,272)
LME Zinc Futures**	(6)	1-15-2024	(373,097)	(396,450)	0	(23,353)
Light Sweet Crude Oil Futures**	(3)	1-22-2024	(213,590)	(214,950)	0	(1,360)
NY Harbor ULSD Futures**	(5)	1-31-2024	(561,204)	(531,069)	30,135	0
Reformulated Gasoline Blendstock for Oxygen Blending Futures**	(7)	1-31-2024	(646,586)	(619,252)	27,334	0
Gold 100 Troy Ounces Futures**	(6)	2-27-2024	(1,216,190)	(1,243,080)	0	(26,890)
Henry Hub Natural Gas Futures**	(1)	2-27-2024	(21,977)	(23,270)	0	(1,293)
10-Year Euro BUND Futures	(4)	3-7-2024	(586,410)	(605,936)	0	(19,526)
Hard Red Winter Wheat Futures**	(5)	3-14-2024	(162,918)	(160,500)	2,418	0
S&P/TSX 60 Index	(4)	3-14-2024	(741,051)	(767,005)	0	(25,954)
Soybean Futures**	(6)	3-14-2024	(405,652)	(389,400)	16,252	0
Wheat Futures**	(21)	3-14-2024	(633,068)	(659,400)	0	(26,332)
10-Year Australian Bond	(47)	3-15-2024	(3,618,969)	(3,736,588)	0	(117,619)
FTSE 100 Index	(8)	3-15-2024	(773,185)	(790,946)	0	(17,761)
MSCI Emerging Markets Index	(10)	3-15-2024	(493,923)	(516,850)	0	(22,927)
LME Copper Futures**	(6)	3-18-2024	(1,255,509)	(1,283,325)	0	(27,816)
10-Year Canadian Bond	(14)	3-19-2024	(1,255,691)	(1,312,041)	0	(56,350)
10-Year U.S. Treasury Notes	(22)	3-19-2024	(2,419,058)	(2,483,594)	0	(64,536)
S&P ASX Share Price Index 200	(6)	3-21-2024	(757,623)	(775,320)	0	(17,697)
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Alternative Risk Premia Fund | 11

Consolidated portfolio of investments—December 31, 2023 (unaudited)

Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short (continued)
Long Gilt Futures	(10)	3-26-2024	$(1,242,635)	$(1,308,428)	$0	$(65,793)
Silver Futures**	(1)	3-26-2024	(122,947)	(120,430)	2,517	0
					$218,389	$(855,304)

**	Represents an investment held in Alt Risk Premia Special Investments (Cayman) Ltd., the consolidated entity.
OTC swap contracts
Reference asset/index	Counterparty	Payment frequency	Maturity date	Notional amount	Value	Unrealized gains	Unrealized losses
Synthetic total return swap †	Goldman Sachs International	Monthly	2-1-2024	$5,190,363	$5,239,925	$49,562	$0

†
The Fund receives or pays the difference between the total return on a portfolio of long and short positions underlying the total return swap and the return on a specified benchmark (either the Federal Funds Effective Rate or the 1D USD-SOFR), plus or minus a spread in a typical range of 20-75 basis points (bps; 100 bps equal 1.00%). The spread is determined based upon the country and/or currency of the individual underlying positions. Certain short positions may be subject to higher market rates.

The following table represents components of the synthetic total return swap basket as of the end of the period which are in excess of 1% of the notional value of the synthetic total return swap basket.
Reference asset	Shares	Value	% of swap basket value
Long positions
Common stocks
Communication services
Diversified telecommunication services
Bandwidth, Inc. Class A	3,942	$57,041	1.09%
Koninklijke KPN NV	28,452	97,935	1.87
Quebecor, Inc.	9,300	221,226	4.22
Usen-Next Holdings Co. Ltd.	2,700	77,075	1.47
Interactive media & services
Scout24 SE	2,342	165,883	3.17
Wireless telecommunication services
Tele2 AB Class B	17,187	147,467	2.81
		766,627
Consumer discretionary
Automobiles
Mazda Motor Corp.	10,500	113,452	2.16
Broadline retail
Canadian Tire Corp. Ltd. Class A	600	63,720	1.22
eBay, Inc.	2,855	124,535	2.38
Next PLC	863	89,300	1.70
Diversified consumer services
Grand Canyon Education, Inc.	444	58,626	1.12
Hotels, restaurants & leisure
Domino’s Pizza, Inc.	302	124,493	2.37
McDonald’s Holdings Co. Japan Ltd.	3,200	138,667	2.65
Monogatari Corp.	2,100	65,383	1.25
Tabcorp Holdings Ltd.	202,403	115,169	2.20
Yum! Brands, Inc.	600	78,396	1.49
The accompanying notes are an integral part of these consolidated financial statements.
12 | Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—December 31, 2023 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Common stocks (continued)
Consumer discretionary (continued)
Household durables
SEB SA	437	$54,514	1.04%
Specialty retail
Best Buy Co., Inc.	848	66,381	1.27
Haverty Furniture Cos., Inc.	2,157	76,573	1.46
Textiles, apparel & luxury goods
Deckers Outdoor Corp.	112	74,864	1.43
		1,244,073
Consumer staples
Beverages
Carlsberg AS Class B	700	87,781	1.67
Consumer staples distribution & retail
J Sainsbury PLC	33,872	130,647	2.49
Food products
Calavo Growers, Inc.	2,202	64,761	1.24
John B Sanfilippo & Son, Inc.	1,071	110,356	2.11
Household products
Clorox Co.	673	95,963	1.83
Personal care products
Kobayashi Pharmaceutical Co. Ltd.	1,200	57,787	1.11
		547,295
Energy
Oil, gas & consumable fuels
ARC Resources Ltd.	3,900	57,894	1.11
Dorian LPG Ltd.	1,282	56,241	1.07
Oil Refineries Ltd.	159,044	53,680	1.02
		167,815
Financials
Capital markets
Amundi SA	1,858	126,350	2.41
Brightsphere Investment Group, Inc.	4,759	91,183	1.74
Cboe Global Markets, Inc.	1,155	206,237	3.94
Hargreaves Lansdown PLC	11,885	111,195	2.12
IGM Financial, Inc.	3,900	103,044	1.97
Invesco Ltd.	4,357	77,729	1.48
Perella Weinberg Partners	7,587	92,789	1.77
SEI Investments Co.	3,597	228,589	4.36
Financial services
Eurazeo SE	1,425	113,029	2.16
GMO Financial Gate, Inc.	800	59,348	1.13
Helia Group Ltd.	35,242	104,468	1.99
Industrivarden AB Class A	4,072	132,785	2.53
Industrivarden AB Class C	4,153	135,180	2.58
Rocket Cos, Inc.	3,711	53,735	1.03
UWM Holdings Corp.	11,364	81,253	1.55
Wendel SE	1,807	160,884	3.07
Insurance
Ambac Financial Group, Inc.	3,416	56,296	1.07
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Alternative Risk Premia Fund | 13

Consolidated portfolio of investments—December 31, 2023 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Common stocks (continued)
Financials (continued)
Insurance (continued)
Erie Indemnity Co. Class A	183	$61,290	1.17%
Helvetia Holding AG	686	94,534	1.80
iA Financial Corp., Inc.	1,200	81,805	1.56
Talanx AG	753	53,742	1.03
		2,225,465
Health care
Biotechnology
Gilead Sciences, Inc.	1,167	94,539	1.80
MiMedx Group, Inc.	8,515	74,677	1.43
Zealand Pharma AS	1,066	58,914	1.13
Health care equipment & supplies
Cochlear Ltd.	274	55,767	1.06
DENTSPLY SIRONA, Inc.	3,321	118,194	2.26
OraSure Technologies, Inc.	9,307	76,317	1.46
Life sciences tools & services
Mettler-Toledo International, Inc.	50	60,648	1.16
Pharmaceuticals
Jazz Pharmaceuticals PLC	650	79,950	1.53
Ligand Pharmaceuticals, Inc.	1,477	105,487	2.01
Viatris, Inc.	11,016	119,303	2.28
		843,796
Industrials
Air freight & logistics
CH Robinson Worldwide, Inc.	964	83,280	1.59
Expeditors International of Washington, Inc.	1,629	207,208	3.96
Building products
A O Smith Corp.	683	56,307	1.07
Builders FirstSource, Inc.	358	59,764	1.14
Commercial services & supplies
TOPPAN, Inc.	4,600	128,376	2.45
Construction & engineering
ACS Actividades de Construccion Y Servicios SA	1,999	88,625	1.69
Argan, Inc.	1,132	52,966	1.01
Monadelphous Group Ltd.	5,253	53,122	1.01
Electrical equipment
Nitto Kogyo Corp.	3,300	84,255	1.61
Thermon Group Holdings, Inc.	2,036	66,313	1.27
Ground transportation
TFI International, Inc.	400	54,410	1.04
Machinery
Otis Worldwide Corp.	2,671	238,974	4.56
Schindler Holding AG	245	61,261	1.17
Professional services
Barrett Business Services, Inc.	1,173	135,833	2.59
Kelly Services, Inc. Class A	3,656	79,043	1.51
Kforce, Inc.	1,376	92,963	1.77
Randstad NV	1,169	73,198	1.40
The accompanying notes are an integral part of these consolidated financial statements.
14 | Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—December 31, 2023 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Common stocks (continued)
Industrials (continued)
Professional services (continued)
SmartGroup Corp. Ltd.	10,587	$62,911	1.20%
Verisk Analytics, Inc.	605	144,510	2.76
Trading companies & distributors
Watsco, Inc.	207	88,693	1.69
		1,912,012
Information technology
Electronic equipment, instruments & components
Arrow Electronics, Inc.	988	120,783	2.31
Azbil Corp.	2,500	82,730	1.58
IT services
CGI, Inc.	1,100	117,841	2.25
Hackett Group, Inc.	4,116	93,721	1.79
Otsuka Corp.	4,300	177,276	3.38
VeriSign, Inc.	640	131,815	2.52
Semiconductors & semiconductor equipment
BE Semiconductor Industries NV	673	101,377	1.93
Teradyne, Inc.	1,168	126,751	2.42
Software
Adeia, Inc.	6,655	82,455	1.57
Check Point Software Technologies Ltd.	344	52,560	1.00
Dropbox, Inc. Class A	4,930	145,336	2.77
Fair Isaac Corp.	123	143,173	2.73
Manhattan Associates, Inc.	662	142,542	2.72
Mitek Systems, Inc.	4,942	64,444	1.23
Oracle Corp. Japan	2,500	192,731	3.68
Sage Group PLC	4,501	67,269	1.29
SolarWinds Corp.	5,252	65,597	1.25
		1,908,401
Materials
Chemicals
Eastman Chemical Co.	801	71,946	1.37
Johnson Matthey PLC	5,318	115,067	2.19
Koppers Holdings, Inc.	1,156	59,210	1.13
NewMarket Corp.	111	60,587	1.16
Metals & mining
BlueScope Steel Ltd.	9,107	145,220	2.77
Deterra Royalties Ltd.	16,312	58,580	1.12
Olympic Steel, Inc.	1,367	91,179	1.74
Reliance Steel & Aluminum Co.	578	161,655	3.08
		763,444
Real estate
Diversified REITs
Land Securities Group PLC	8,244	74,062	1.41
Nomura Real Estate Master Fund, Inc.	59	69,042	1.32
Stockland	75,858	230,036	4.39
Industrial REITs
CapitaLand Ascendas REIT	24,400	56,020	1.07
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Alternative Risk Premia Fund | 15

Consolidated portfolio of investments—December 31, 2023 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Common stocks (continued)
Real estate (continued)
Office REITs
Japan Real Estate Investment Corp.	15	$62,128	1.19%
Real estate management & development
Leopalace21 Corp.	17,600	53,424	1.02
RE/MAX Holdings, Inc.	4,075	54,320	1.04
Retail REITs
Klepierre SA	3,251	88,575	1.69
Mercialys SA	5,253	57,671	1.10
RioCan REIT	12,500	175,654	3.35
Whitestone REIT	5,427	66,698	1.27
		987,630
Utilities
Electric utilities
BKW AG	563	100,076	1.91
Exelon Corp.	1,826	65,553	1.25
Gas utilities
Enagas SA	5,872	98,954	1.89
Multi-utilities
Centrica PLC	50,583	90,685	1.73
Sembcorp Industries Ltd.	15,700	63,169	1.21
		418,437

Short positions
Common stocks
Communication services
Diversified telecommunication services
Cellnex Telecom SA	(1,521)	$(59,877)	(1.14)%
Entertainment
Warner Bros Discovery, Inc.	(4,698)	(53,463)	(1.02)
Interactive media & services
carsales.com Ltd.	(6,525)	(138,463)	(2.64)
Media
Trade Desk, Inc. Class A	(872)	(62,749)	(1.20)
(314,552)
Consumer discretionary
Automobile components
Aptiv PLC	(747)	(67,021)	(1.28)
Automobiles
Rivian Automotive, Inc. Class A	(2,311)	(54,216)	(1.04)
Broadline retail
Rakuten Group, Inc.	(22,200)	(98,877)	(1.89)
Hotels, restaurants & leisure
Churchill Downs, Inc.	(872)	(117,659)	(2.25)
Flutter Entertainment PLC	(396)	(69,946)	(1.33)
Norwegian Cruise Line Holdings Ltd.	(2,686)	(53,827)	(1.03)
Planet Fitness, Inc. Class A	(744)	(54,312)	(1.04)
The accompanying notes are an integral part of these consolidated financial statements.
16 | Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—December 31, 2023 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Short positions (continued)
Common stocks (continued)
Consumer discretionary (continued)
Household durables
Sony Group Corp.	(1,500)	$(142,660)	(2.72)%
Specialty retail
Five Below, Inc.	(402)	(85,690)	(1.63)
Floor & Decor Holdings, Inc. Class A	(958)	(106,875)	(2.04)
Textiles, apparel & luxury goods
Hermes International	(27)	(57,193)	(1.09)
LVMH Moet Hennessy Louis Vuitton SE	(116)	(93,943)	(1.79)
(1,002,219)
Consumer staples
Beverages
Diageo PLC	(1,639)	(59,666)	(1.14)
Consumer staples distribution & retail
Seven & i Holdings Co. Ltd.	(3,800)	(150,787)	(2.88)
Food products
Nestle SA	(936)	(108,518)	(2.07)
(318,971)
Energy
Energy equipment & services
NOV, Inc.	(3,558)	(72,156)	(1.38)
Oil, gas & consumable fuels
Aker BP ASA	(3,080)	(89,582)	(1.71)
Enbridge, Inc.	(6,300)	(226,791)	(4.33)
Matador Resources Co	(1,207)	(68,630)	(1.31)
Shell PLC	(2,608)	(85,484)	(1.63)
TC Energy Corp.	(2,800)	(109,375)	(2.09)
(652,018)
Financials
Banks
Columbia Banking System, Inc.	(2,490)	(66,433)	(1.27)
Royal Bank of Canada	(1,100)	(111,241)	(2.12)
TFS Financial Corp.	(3,754)	(55,146)	(1.05)
Toronto-Dominion Bank	(1,200)	(77,540)	(1.48)
Capital markets
Coinbase Global, Inc. Class A	(626)	(108,874)	(2.08)
Deutsche Boerse AG	(994)	(204,651)	(3.90)
EQT AB	(7,086)	(200,228)	(3.82)
Macquarie Group Ltd.	(922)	(115,374)	(2.20)
Morningstar, Inc.	(388)	(111,061)	(2.12)
Robinhood Markets, Inc.	(4,596)	(58,553)	(1.12)
S&P Global, Inc.	(238)	(104,844)	(2.00)
SBI Holdings, Inc.	(2,600)	(58,491)	(1.12)
Consumer finance
SoFi Technologies, Inc.	(6,092)	(60,615)	(1.16)
Financial services
Affirm Holdings, Inc.	(2,240)	(110,074)	(2.10)
Apollo Global Management, Inc.	(911)	(84,896)	(1.62)
Block, Inc.	(1,110)	(85,858)	(1.64)
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Alternative Risk Premia Fund | 17

Consolidated portfolio of investments—December 31, 2023 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Short positions (continued)
Common stocks (continued)
Financials (continued)
Financial services (continued)
Nexi SpA	(8,725)	$(71,334)	(1.36)%
WEX, Inc.	(270)	(52,529)	(1.00)
Wise PLC	(4,783)	(53,285)	(1.02)
Insurance
Legal & General Group PLC	(65,522)	(209,713)	(4.00)
(2,000,740)
Health care
Biotechnology
Cerevel Therapeutics Holdings, Inc.	(1,351)	(57,282)	(1.09)
CSL Ltd.	(1,122)	(219,169)	(4.18)
Cytokinetics, Inc.	(878)	(73,304)	(1.40)
Karuna Therapeutics, Inc.	(333)	(105,398)	(2.01)
Health care providers & services
R1 RCM, Inc.	(5,037)	(53,241)	(1.02)
UnitedHealth Group, Inc.	(396)	(208,482)	(3.98)
(716,876)
Industrials
Aerospace & defense
Safran SA	(459)	(80,800)	(1.54)
Building products
Advanced Drainage Systems, Inc.	(519)	(72,992)	(1.39)
Daikin Industries Ltd.	(900)	(146,713)	(2.80)
Zurn Elkay Water Solutions Corp.	(2,303)	(67,731)	(1.29)
Commercial services & supplies
Casella Waste Systems, Inc. Class A	(704)	(60,164)	(1.15)
Driven Brands Holdings, Inc.	(4,294)	(61,233)	(1.17)
Tetra Tech, Inc.	(320)	(53,418)	(1.02)
Construction & engineering
Ferrovial SE	(5,392)	(196,551)	(3.75)
Vinci SA	(1,468)	(184,262)	(3.52)
WillScot Mobile Mini Holdings Corp.	(1,800)	(80,100)	(1.53)
Electrical equipment
Emerson Electric Co.	(881)	(85,748)	(1.64)
NIDEC Corp.	(1,700)	(68,663)	(1.31)
Regal Rexnord Corp.	(590)	(87,332)	(1.67)
Ground transportation
Canadian Pacific Kansas City Ltd.	(2,500)	(197,804)	(3.78)
Machinery
Chart Industries, Inc.	(468)	(63,802)	(1.22)
RBC Bearings, Inc.	(384)	(109,398)	(2.09)
SMC Corp.	(100)	(53,730)	(1.02)
Professional services
Benefit One, Inc.	(12,900)	(194,186)	(3.71)
Trading companies & distributors
AerCap Holdings NV	(2,146)	(159,490)	(3.04)
Ashtead Group PLC	(1,390)	(96,774)	(1.85)
Herc Holdings, Inc.	(375)	(55,834)	(1.07)
RS Group PLC	(5,497)	(57,427)	(1.10)
The accompanying notes are an integral part of these consolidated financial statements.
18 | Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—December 31, 2023 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Short positions (continued)
Common stocks (continued)
Industrials (continued)
Transportation infrastructure
Atlas Arteria Ltd.	(26,646)	$(104,953)	(2.00)%
(2,339,105)
Information technology
Electronic equipment, instruments & components
Coherent Corp.	(1,562)	(67,994)	(1.30)
Hexagon AB Class B	(8,645)	(103,669)	(1.98)
Keyence Corp.	(200)	(88,113)	(1.68)
IT services
Snowflake, Inc. Class A	(569)	(113,231)	(2.16)
Semiconductors & semiconductor equipment
Advanced Micro Devices, Inc.	(821)	(121,024)	(2.31)
Entegris, Inc.	(536)	(64,223)	(1.23)
Micron Technology, Inc.	(731)	(62,384)	(1.19)
MKS Instruments Inc	(933)	(95,978)	(1.83)
Software
Aspen Technology, Inc.	(484)	(106,553)	(2.03)
Elastic NV	(669)	(75,396)	(1.44)
(898,565)
Materials
Chemicals
DSM-Firmenich AG	(1,850)	(187,892)	(3.59)
Metals & mining
Ivanhoe Mines Ltd. Class A	(10,600)	(102,796)	(1.96)
(290,688)
Real estate
Diversified REITs
LXI REIT PLC	(92,248)	(123,228)	(2.35)
Health care REITs
Healthcare Realty Trust, Inc.	(10,324)	(177,882)	(3.39)
Welltower, Inc.	(718)	(64,742)	(1.24)
Industrial REITs
Rexford Industrial Realty, Inc.	(2,017)	(113,154)	(2.16)
Office REITs
Orix JREIT, Inc.	(96)	(113,362)	(2.17)
Real estate management & development
Mitsubishi Estate Co. Ltd.	(3,900)	(53,743)	(1.03)
Vonovia SE	(4,309)	(135,762)	(2.59)
Retail REITs
Realty Income Corp.	(3,174)	(182,251)	(3.48)
(964,124)

Abbreviations:
REIT	Real estate investment trust
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Alternative Risk Premia Fund | 19

Consolidated statement of assets and liabilities—December 31, 2023 (unaudited)
Consolidated financial statements
Consolidated statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $20,774,191)	$20,774,525
Investments in affiliated securities, at value (cost $7,064,972)	7,064,972
Cash	583
Cash at broker segregated for futures contracts	7,885,297
Segregated cash for forward foreign currency contracts	190,000
Unrealized gains on forward foreign currency contracts	321,043
Receivable for daily variation margin on open futures contracts	60,451
Unrealized gains on swap contracts	49,562
Receivable from manager	32,997
Receivable for interest	22,683
Receivable for Fund shares sold	3,983
Prepaid expenses and other assets	75,010
Total assets	36,481,106
Liabilities
Unrealized losses on forward foreign currency contracts	539,831
Cash due to broker	126,977
Payable for daily variation margin on open futures contracts	115,285
Custody and accounting fees payable	105,467
Trustees’ fees and expenses payable	2,378
Administration fees payable	1,003
Accrued expenses and other liabilities	38,023
Total liabilities	928,964
Total net assets	$35,552,142
Net assets consist of
Paid-in capital	$38,419,505
Total distributable loss	(2,867,363)
Total net assets	$35,552,142
Computation of net asset value per share
Net assets–Class R6	$34,620,651
Shares outstanding–Class R6[1]	4,481,287
Net asset value per share–Class R6	$7.73
Net assets–Institutional Class	$931,491
Shares outstanding–Institutional Class[1]	120,947
Net asset value per share–Institutional Class	$7.70
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these consolidated financial statements.
20 | Allspring Alternative Risk Premia Fund

Consolidated Statement of operations— six months ended December 31, 2023 (unaudited)
Consolidated statement of operations
Investment income
Interest	$766,641
Income from affiliated securities	146,077
Total investment income	912,718
Expenses
Management fee	108,770
Administration fees
Class R6	5,296
Institutional Class	620
Custody and accounting fees	105,163
Professional fees	59,254
Registration fees	21,744
Shareholder report expenses	1,752
Trustees’ fees and expenses	13,708
Other fees and expenses	61,999
Total expenses	378,306
Less: Fee waivers and/or expense reimbursements
Fund-level	(265,382)
Institutional Class	(51)
Net expenses	112,873
Net investment income	799,845
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(1,921)
Foreign currency and foreign currency translations	782
Forward foreign currency contracts	(284,226)
Futures contracts	24,728
Swap contracts	(98,750)
Net realized losses on investments	(359,387)
Net change in unrealized gains (losses) on
Unaffiliated securities	20,115
Foreign currency and foreign currency translations	(940)
Forward foreign currency contracts	(513,994)
Futures contracts	(859,824)
Swap contracts	205,745
Net change in unrealized gains (losses) on investments	(1,148,898)
Net realized and unrealized gains (losses) on investments	(1,508,285)
Net decrease in net assets resulting from operations	$(708,440)
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Alternative Risk Premia Fund | 21

Consolidated statement of changes in net assets
Consolidated statement of changes in net assets
	Six months ended December 31, 2023 (unaudited)		Year ended June 30, 2023
Operations
Net investment income		$799,845		$1,153,011
Net realized gains (losses) on investments		(359,387)		1,411,536
Net change in unrealized gains (losses) on investments		(1,148,898)		(876,894)
Net increase (decrease) in net assets resulting from operations		(708,440)		1,687,653
Distributions to shareholders from
Net investment income and net realized gains
Class R6		(1,523,999)		(5,243,974)
Institutional Class		(41,477)		(126,693)
Total distributions to shareholders		(1,565,476)		(5,370,667)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class R6	251,706	2,009,959	2,093,518	19,055,274
Institutional Class	1,055	8,803	0	0
		2,018,762		19,055,274
Reinvestment of distributions
Class R6	195,887	1,523,999	638,607	5,243,974
Institutional Class	5,352	41,477	15,484	126,693
		1,565,476		5,370,667
Payment for shares redeemed
Class R6	(433,253)	(3,591,301)	(4,204,500)	(38,017,325)
Institutional Class	(1,055)	(8,797)	(2,389)	(21,716)
		(3,600,098)		(38,039,041)
Net decrease in net assets resulting from capital share transactions		(15,860)		(13,613,100)
Total decrease in net assets		(2,289,776)		(17,296,114)
Net assets
Beginning of period		37,841,918		55,138,032
End of period		$35,552,142		$37,841,918
The accompanying notes are an integral part of these consolidated financial statements.
22 | Allspring Alternative Risk Premia Fund

Consolidated financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2023 (unaudited)	Year ended June 30
Class R6		2023	2022	2021	2020	2019[1]
Net asset value, beginning of period	$8.26	$9.13	$8.46	$8.02	$9.75	$10.00
Net investment income (loss)	0.18 [2]	0.33	(0.11)	(0.05)[2]	0.10	0.07
Payment from affiliate	0.00	0.02	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	(0.34)	0.01	0.78	0.49	(1.73)	(0.32)
Total from investment operations	(0.16)	0.36	0.67	0.44	(1.63)	(0.25)
Distributions to shareholders from
Net investment income	(0.37)	(0.83)	0.00	0.00	(0.03)	0.00
Net realized gains	0.00	(0.40)	0.00	0.00	(0.07)	0.00
Total distributions to shareholders	(0.37)	(1.23)	0.00	0.00	(0.10)	0.00
Net asset value, end of period	$7.73	$8.26	$9.13	$8.46	$8.02	$9.75
Total return[3]	(2.00)%	4.44%*	7.92%	5.49%	(16.78)%	(2.50)%
Ratios to average net assets (annualized)
Gross expenses	2.08%	1.48%	1.15%	1.09%	1.04%	1.56%
Net expenses	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%
Net investment income (loss)	4.41%	2.56%	(0.56)%	(0.58)%	1.03%	1.78%
Supplemental data
Portfolio turnover rate	0%	0%	0%	0%	0%	0%
Net assets, end of period (000s omitted)	$34,621	$36,891	$54,205	$72,039	$65,765	$38,957

*	For year ended June 30, 2023, the Fund received a payment from an affiliate that had an impact of 0.25% on total return.
[1]	For the period from January 29, 2019 (commencement of class operations) to June 30, 2019
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Alternative Risk Premia Fund | 23

Consolidated financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2023 (unaudited)	Year ended June 30
Institutional Class		2023	2022	2021	2020	2019[1]
Net asset value, beginning of period	$8.23	$9.10	$8.44	$8.02	$9.74	$10.00
Net investment income (loss)	0.18 [2]	0.29	(0.10)	(0.05)	0.09	0.07
Payment from affiliate	0.00	0.02	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	(0.35)	0.05	0.76	0.47	(1.72)	(0.33)
Total from investment operations	(0.17)	0.36	0.66	0.42	(1.63)	(0.26)
Distributions to shareholders from
Net investment income	(0.36)	(0.83)	0.00	0.00	(0.02)	0.00
Net realized gains	0.00	(0.40)	0.00	0.00	(0.07)	0.00
Total distributions to shareholders	(0.36)	(1.23)	0.00	0.00	(0.09)	0.00
Net asset value, end of period	$7.70	$8.23	$9.10	$8.44	$8.02	$9.74
Total return[3]	(2.11)%	4.43%*	7.82%	5.24%	(16.87)%	(2.60)%
Ratios to average net assets (annualized)
Gross expenses	2.19%	1.62%	1.35%	1.21%	1.15%	1.68%
Net expenses	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%
Net investment income (loss)	4.33%	2.65%	(0.53)%	(0.68)%	0.95%	1.69%
Supplemental data
Portfolio turnover rate	0%	0%	0%	0%	0%	0%
Net assets, end of period (000s omitted)	$931	$951	$933	$21	$20	$24

*	For year ended June 30, 2023, the Fund received a payment from an affiliate that had an impact of 0.25% on total return.
[1]	For the period from January 29, 2019 (commencement of class operations) to June 30, 2019
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these consolidated financial statements.
24 | Allspring Alternative Risk Premia Fund

Notes to consolidated financial statements (unaudited)
Notes to consolidated financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These consolidated financial statements report on the Allspring Alternative Risk Premia Fund (the “Fund”) which is a diversified series of the Trust.
2.
INVESTMENT IN SUBSIDIARY
The Fund invests in direct or indirect investments in various derivatives, including commodity-linked derivatives, through Alt Risk Premia Special Investments (Cayman) Ltd. (the “Subsidiary”), a wholly owned subsidiary incorporated on October 2, 2018 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of December 31, 2023, the Subsidiary had $4,948,390 of investments in affiliates and cash at broker segregated for futures contacts representing 104.45% of its net assets. As of December 31, 2023, the Fund held $4,737,567 in the Subsidiary, representing 15.37% of the Fund’s net assets prior to consolidation.
The consolidated financial statements of the Fund include the financial results of the Subsidiary. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary and the consolidated financial statements include the accounts of the Fund and the Subsidiary. Accordingly, all interfund balances and transactions between the Fund and the Subsidiary have been eliminated in consolidation.
3.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the consolidated financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Allspring Alternative Risk Premia Fund | 25

Notes to consolidated financial statements (unaudited)
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and the Subsidiary and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund and the Subsidiary may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, commodity prices and foreign exchange rates and is subject to interest rate risk, equity price risk, commodity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the Subsidiary and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund and the Subsidiary since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund and the Subsidiary are required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Consolidated Statement of Assets and Liabilities. Should the Fund and the Subsidiary fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s and the Subsidiary’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Consolidated Statement of Operations.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter (“OTC”) market (“OTC swaps”) or centrally cleared with a central clearinghouse.
The Fund entered into OTC swaps. For OTC swaps, any upfront premiums paid and any upfront fees received are amortized over the term of the contract. The daily fluctuations in market value are recorded as unrealized gains or losses on OTC swaps in the Consolidated Statement of Assets and Liabilities.. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
Total return basket swaps
The Fund may enter into total return basket swap contracts to obtain exposure to a custom basket of long and short securities without owning such securities. The Fund has the ability to trade in and out of the long and short positions within the swap and receives the economic benefits and risks equivalent to direct investments in these positions. Under the terms of the contract, the Fund and the counterparty exchange periodic payments based on the total return of reference assets within a basket for a specified interest rate. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. To the extent the total return of the reference assets exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty. Positions within the swap are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses on swap contracts in the Consolidated Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
The Fund is exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the reference securities in the basket. In addition to counterparty credit risk, the Fund is subject to liquidity risk if there is no market for the contracts and is exposed to the market risk associated with the reference securities in the basket.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
26 | Allspring Alternative Risk Premia Fund

Notes to consolidated financial statements (unaudited)
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2023, the aggregate cost of all investments for federal income tax purposes was $28,060,406 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$630,102
Gross unrealized losses	(1,657,152)
Net unrealized losses	$(1,027,050)
As of June 30, 2023, the Fund had capital loss carryforwards which consisted of $967,865 in short-term capital losses and $903,375 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
4.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Alternative Risk Premia Fund | 27

Notes to consolidated financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Short-term investments
Investment companies	$7,064,972	$0	$0	$7,064,972
U.S. Treasury securities	20,774,525	0	0	20,774,525
	27,839,497	0	0	27,839,497
Forward foreign currency contracts	0	321,043	0	321,043
Futures contracts	218,389	0	0	218,389
Swap contracts	0	49,562	0	49,562
Total assets	$28,057,886	$370,605	$0	$28,428,491
Liabilities
Forward foreign currency contracts	$0	$539,831	$0	$539,831
Futures contracts	855,304	0	0	855,304
Total liabilities	$855,304	$539,831	$0	$1,395,135
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Consolidated  Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Consolidated  Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Consolidated Portfolio of Investments.
At December 31, 2023, the Fund did not have any transfers into/out of Level 3.
5.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.600%
Next $500 million	0.575
Next $2 billion	0.550
Next $2 billion	0.525
Next $5 billion	0.490
Over $10 billion	0.480
For the six months ended December 31, 2023, the management fee was equivalent to an annual rate of 0.60% of the Fund’s average daily net assets.
The Subsidiary has entered into a separate advisory contract with Allspring Funds Management to manage the investment and reinvestment of its assets in conformity with its investment objectives and restrictions. Under this agreement, the Subsidiary does not pay Allspring Funds Management a fee for its services.
Allspring Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC (“Allspring Investments”) and Allspring Global Investments (UK) Limited (“Allspring UK”), each an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, serves as subadvisers to the Fund. Allspring Investments receives a subadvisory fee at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase. Allspring UK receives a subadvisory fee for its asset allocation services at an annual rate of 0.10% of the Fund’s average daily net assets and a fee for portfolio management services on the assets it co-manages with Allspring Investments at an annual rate starting at 0.15% and declining to 0.075%.
28 | Allspring Alternative Risk Premia Fund

Notes to consolidated financial statements (unaudited)
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class R6	0.03%
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of December 31, 2023, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class R6	0.62%
Institutional Class	0.72
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended December 31, 2023.
6.
INVESTMENT PORTFOLIO TRANSACTIONS
For the six months December 31, 2023, the Fund did not have any purchases and sales of securities, excluding any short-term securities.
7.
DERIVATIVE TRANSACTIONS
During the six months ended December 31, 2023, in order to provide investors with exposure to sources of excess return (known as alternative risk premia), the Fund  and the Subsidiary entered into both long and short positions in equities, fixed income, currencies and commodities directly or with derivatives. The derivative holdings included futures contracts, forward foreign currency contracts and swap contracts.
The volume of the Fund’s derivative activity during the six months ended December 31, 2023 was as follows:
Forward foreign currency contracts
Average contract amounts to buy	$19,075,838
Average contract amounts to sell	25,044,385
Futures contracts
Average notional balance on long futures	$16,396,927
Average notional balance on short futures	20,888,652
Swap contracts
Average notional balance	$5,220,901
The total return swap transactions may contain provisions for early termination in the event the net assets of the Fund declines below specific levels identified by the counterparty. If these levels are triggered, the counterparty may terminate the transaction and seek payment or request full collateralization of the derivative transactions in net liability positions.
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
Allspring Alternative Risk Premia Fund | 29

Notes to consolidated financial statements (unaudited)
The fair value of derivative instruments as of December 31, 2023 by primary risk type on the Consolidated Statement of Assets and Liabilities was as follows for the Fund:
	Interest rate risk	Commodity risk	Equity risk	Foreign currency risk	Total
Asset derivatives
Forward foreign currency contracts	$0	$0	$0	$321,043	$321,043
Futures contracts	0	188,163 *	30,226 *	0	218,389
Swap contracts	0	0	49,562	0	49,562
	$0	$188,163	$79,788	$321,043	$588,994
Liability derivatives
Forward foreign currency contracts	$0	$0	$0	$539,831	$539,831
Futures contracts	323,824 *	437,338 *	94,142 *	0	855,304
	$323,824	$437,338	$94,142	$539,831	$1,395,135

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Consolidated  Portfolio of Investments. For futures contracts, only the current day’s variation margin as of December 31, 2023 is reported separately on the Consolidated Statement of Assets and Liabilities.

The effect of derivative instruments on the Consolidated Statement of Operations for the six months ended December 31, 2023 was as follows:
	Interest rate risk	Commodity risk	Equity risk	Foreign currency risk	Total
Net realized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$0	$(284,226)	$(284,226)
Futures contracts	(152,757)	425,199	(247,714)	0	24,728
Swap contracts	0	0	(98,750)	0	(98,750)
	$(152,757)	$425,199	$(346,464)	$(284,226)	$(358,248)
Net change in unrealized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$0	$(513,994)	$(513,994)
Futures contracts	(273,081)	(429,941)	(156,802)	0	(859,824)
Swap contracts	0	0	205,745	0	205,745
	$(273,081)	$(429,941)	$48,943	$(513,994)	$(1,168,073)
For certain types of derivative transactions, the Fund  and the Subsidiary have entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund and the Subsidiary to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund  and the Subsidiary under ISDA Master Agreements or similar agreements, if any, are reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Consolidated Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Consolidated Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Consolidated Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of assets in the Consolidated Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Goldman Sachs International	$370,605	$(370,605)	$0	$0
30 | Allspring Alternative Risk Premia Fund

Notes to consolidated financial statements (unaudited)

Counterparty	Gross amounts of liabilities in the Consolidated Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Goldman Sachs International	$539,831	$(370,605)	$(169,226)	$0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.
8.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended December 31, 2023, there were no borrowings by the Fund under the agreement.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Alternative Risk Premia Fund | 31

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

32 | Allspring Alternative Risk Premia Fund

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 117 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

Allspring Alternative Risk Premia Fund | 33

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

34 | Allspring Alternative Risk Premia Fund

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Alternative Risk Premia Fund | 35

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-01052024-chdi1osx 02-24
SAR4723 12-23

Allspring California Limited-Term
Tax-Free Fund
Semi-Annual Report
December 31, 2023

The views expressed and any forward-looking statements are as of December 31, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring California Limited-Term Tax-Free Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring California Limited-Term Tax-Free Fund for the six-month period that ended December 31, 2023. Globally, stocks and bonds experienced high levels of volatility during the period but gained overall. The market was focused on the impact of ongoing aggressive central bank rate hikes on persistently high inflation. As inflation finally gradually declined, anticipation rose over an end to the central bank monetary tightening cycle. For the six-month period, domestic U.S. and global stocks and bonds had positive overall results, with U.S. stocks leading the way. After suffering deep and broad losses through 2022, bonds now benefit from a base of higher yields that can help generate higher income.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 8.04%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 5.61% while the MSCI EM Index (Net) (USD)3 returned 4.71%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 3.37%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 4.85%, the Bloomberg Municipal Bond Index6 returned 3.63%, and the ICE BofA U.S. High Yield Index7 returned 7.67%.
Still focused on high inflation and elevated central bank rates, markets were volatile.
The six-month period began on a positive note in July for stocks as well as bonds. Riskier sectors and regions tended to do well, as investors grew more optimistic regarding economic prospects. With strong second quarter gross domestic product (GDP) growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. The Federal Reserve (Fed), the European Central Bank (ECB), and the Bank of England (BoE) all raised their respective key interest rates by 0.25% in July. In the Fed’s case, speculation grew that it could be very close to the end of its tightening cycle. Meanwhile, China’s economy showed signs of stagnation, renewing concerns of global fallout.
Stocks retreated in August while monthly bond returns were flat overall. Increased global market volatility reflected unease over the Chinese property market being stressed along with weak Chinese economic data. However, speculation grew over a possible end to the Fed’s campaign of interest rate increases or at least a pause in September. U.S. economic data generally remained solid, with resilient job market data and inflation ticking up slightly in August, as the annual Consumer Price Index (CPI)8 rose 3.7%. However, the three-month trend for Core CPI9, stood at an annualized 2.4%.
“ With strong
second-quarter gross
domestic product
growth—initially
estimated at 2.4%—and
U.S. annual inflation easing steadily to 3.2%
in July, hopes for a soft
economic landing grew. ”
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
8
The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
9
The Core CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services excluding energy and food prices. You cannot invest directly in an index.
2 | Allspring California Limited-Term Tax-Free Fund

Letter to shareholders (unaudited)
Stocks and bonds both had negative overall returns in September as investors reluctantly recited the new chorus of “higher for longer,” led by the Fed’s determination not to lower interest rates until it knows it has vanquished its pesky opponent—higher-than-targeted inflation. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index1 and the CPI—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily but looming in the coming months.
October was a tough month for financial markets overall. Key global indexes were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict, and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third quarter GDP was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter as the Federal Open Market Committee held rates steady at its December meeting.
The broad year-end rally among stocks and bonds that began in November continued through December as investors became more confident that monetary policy would ease in 2024. Supporting the bubbly market mood were a series of reports confirming lower inflationary trends in the U.S. and Europe. During the period, it appeared more likely that the U.S. economy could achieve a soft landing, cooling enough to lower inflation without the pain of a recession. However, by year-end, an expectations gap developed. Capital markets priced in a total of 1.50 percentage points in federal funds rate cuts in 2024, twice as much as the three cuts of 0.25% hinted at by Fed officials.
1
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It is sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
Allspring California Limited-Term Tax-Free Fund | 3

Letter to shareholders (unaudited)
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
4 | Allspring California Limited-Term Tax-Free Fund

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

Allspring California Limited-Term Tax-Free Fund | 5

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Terry J. Goode, Kim Nakahara, Adrian Van Poppel

Average annual total returns (%) as of December 31, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (SFCIX)	11-18-1992	2.04	0.52	0.99	4.08	0.93	1.20	0.85	0.80
Class C (SFCCX)	8-30-2002	2.31	0.18	0.60	3.31	0.18	0.60	1.60	1.55
Administrator Class (SCTIX)	9-6-1996	–	–	–	4.32	1.14	1.41	0.80	0.60
Institutional Class (SFCNX)[3]	10-31-2014	–	–	–	4.32	1.24	1.50	0.53	0.50
Bloomberg Municipal Bond Index[4]	–	–	–	–	6.40	2.25	3.03	–	–
Bloomberg California Municipal 1-5 Year Blend Index[5]	–	–	–	–	3.61	1.32	1.31	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through October 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.80% for Class A, 1.55% for Class C, 0.60% for Administrator Class and 0.50% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers)
as stated in the prospectuses.

[3]
Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.

[4]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[5]	The Bloomberg California Municipal 1-5 Year Blend Index is the 1-5 Year component of the Bloomberg California Municipal Bond Index. You cannot invest directly in an index.
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to California municipal securities risk and high-yield securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

6 | Allspring California Limited-Term Tax-Free Fund

Performance highlights (unaudited)

Credit quality as of December 31, 2023[1]

1%
AAA/Aaa
32%
AA/Aa
40%
A/A
17%
BBB/Baa
5%
BB/Ba
5%
Not rated

[1]
The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D
(lowest). Ratings from A to CCC may be modified by the addition of a plus
(+) or minus (-) sign to show relative standing within the rating categories.
Standard & Poor’s rates the creditworthiness of short-term notes from
SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from
MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

Effective maturity distribution as of December 31, 2023[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring California Limited-Term Tax-Free Fund | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2023 to December 31, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 7-1-2023	Ending account value 12-31-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,027.30	$4.05	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$4.04	0.80%
Class C
Actual	$1,000.00	$1,024.40	$7.84	1.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.25	$7.82	1.55%
Administrator Class
Actual	$1,000.00	$1,029.60	$3.04	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$3.03	0.60%
Institutional Class
Actual	$1,000.00	$1,029.10	$2.54	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.50	$2.53	0.50%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one-half-year period).

8 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—December 31, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.75%
California: 95.56%
Airport revenue: 8.76%
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A AMT	5.00%	6-30-2024	$1,115,000	$1,120,459
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A AMT	5.00	12-31-2024	750,000	757,992
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A AMT	5.00	6-30-2027	450,000	470,667
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A AMT	5.00	6-30-2028	390,000	413,722
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A AMT	5.00	12-31-2029	3,815,000	4,050,332
City of Los Angeles Department of Airports Series B AMT	5.00	5-15-2025	6,000,000	6,141,094
City of Los Angeles Department of Airports Series B AMT	5.00	5-15-2026	2,500,000	2,612,305
City of Los Angeles Department of Airports Series C AMT	5.00	5-15-2028	2,000,000	2,159,072
City of Los Angeles Department of Airports Series D AMT	5.00	5-15-2028	2,705,000	2,920,144
City of Palm Springs Passenger Facility Charge Revenue AMT (BAM Insured)	5.00	6-1-2027	1,205,000	1,232,224
County of Sacramento Airport System Revenue Series F AMT	5.00	7-1-2024	1,760,000	1,772,538
San Diego County Regional Airport Authority Series C AMT	5.00	7-1-2027	750,000	794,585
San Diego County Regional Airport Authority Series C AMT	5.00	7-1-2028	1,000,000	1,078,101
San Diego County Regional Airport Authority Series C AMT	5.00	7-1-2029	1,000,000	1,091,549
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	5.50	5-1-2028	250,000	250,467
San Francisco City & County Airport Commission San Francisco International Airport Series C	5.00	5-1-2028	4,600,000	4,946,920
				31,812,171
Education revenue: 8.49%
California Educational Facilities Authority Loma Linda University Series A	5.00	4-1-2024	550,000	552,254
California Educational Facilities Authority Loma Linda University Series A	5.00	4-1-2026	325,000	338,711
California Infrastructure & Economic Development Bank Colburn School (SIFMA Municipal Swap+0.90%)±	4.77	8-1-2072	5,000,000	4,918,168
California Municipal Finance Authority Biola University, Inc.	5.00	10-1-2027	790,000	841,810
California Municipal Finance Authority California Institute of the Arts	4.00	10-1-2033	250,000	257,605
California Municipal Finance Authority California Institute of the Arts	4.00	10-1-2035	350,000	357,673
California Municipal Finance Authority Lutheran University	5.00	10-1-2024	275,000	277,400
California Municipal Finance Authority Lutheran University	5.00	10-1-2025	275,000	282,089
California Municipal Finance Authority Lutheran University	5.00	10-1-2026	300,000	313,330
California Municipal Finance Authority Palmdale Aerospace Academy, Inc. Series A144A	3.88	7-1-2028	1,075,000	1,034,383
California Municipal Finance Authority University of the Pacific Series A	5.00	11-1-2024	600,000	609,087
California Municipal Finance Authority University of the Pacific Series A	5.00	11-1-2025	600,000	625,137
California Municipal Finance Authority University of the Pacific Series A	5.00	11-1-2026	625,000	668,142
The accompanying notes are an integral part of these financial statements.
Allspring California Limited-Term Tax-Free Fund | 9

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
California Municipal Finance Authority University of the Pacific Series A	5.00%	11-1-2027	$650,000	$712,375
California Municipal Finance Authority University of the Pacific Series A	5.00	11-1-2028	700,000	782,242
California Municipal Finance Authority University of the Pacific Series A	5.00	11-1-2029	470,000	533,260
California Municipal Finance Authority University of the Pacific Series A	5.00	11-1-2030	500,000	577,552
California School Finance Authority Aspire Public Schools Obligated Group Series A144A	2.13	8-1-2031	500,000	446,706
California School Finance Authority Bright Star Schools Obligated Group144A	5.00	6-1-2027	855,000	858,691
California School Finance Authority Classical Academy Obligated Group Series A144A	3.00	10-1-2031	375,000	351,259
California School Finance Authority Granada Hills Charter High School Obligated Group Series A144A	4.00	7-1-2029	535,000	537,653
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2024	380,000	381,526
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2026	420,000	429,876
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2027	440,000	455,087
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2028	465,000	485,121
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2029	485,000	508,954
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2030	510,000	534,164
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2031	535,000	559,543
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2032	565,000	589,788
California School Finance Authority Rocketship Education Obligated Group Series A144A	5.00	6-1-2026	295,000	297,425
California School Finance Authority Santa Clarita Valley International Charter School Series A144A	4.00	6-1-2031	260,000	247,772
California State University Series B-2øø	0.55	11-1-2049	8,625,000	7,792,258
California State University Series B-3øø	3.13	11-1-2051	1,500,000	1,513,971
Fullerton PFA Marshall B Ketchum University Series A	4.00	2-1-2029	360,000	383,838
Fullerton PFA Marshall B Ketchum University Series A	4.00	2-1-2031	415,000	442,258
Fullerton PFA Marshall B Ketchum University Series A	4.00	2-1-2033	325,000	344,023
				30,841,131
GO revenue: 14.11%
Aromas-San Juan Unified School District CAB BAN¤	0.00	8-1-2027	1,375,000	1,195,623
Cajon Valley Union School District	5.00	8-1-2026	340,000	361,693
Cajon Valley Union School District	5.00	8-1-2027	200,000	217,923
Carlsbad Unified School District Series B	3.00	8-1-2031	300,000	302,962
Carlsbad Unified School District Series B	3.00	8-1-2032	350,000	350,439
The accompanying notes are an integral part of these financial statements.
10 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Carlsbad Unified School District Series B	3.00%	8-1-2034	$300,000	$299,541
Carlsbad Unified School District Series B	3.00	8-1-2035	250,000	248,311
Carlsbad Unified School District Series B	3.00	8-1-2036	350,000	344,013
Inglewood Unified School District Series B (BAM Insured)	5.00	8-1-2024	150,000	151,686
Inglewood Unified School District Series B (BAM Insured)	5.00	8-1-2025	170,000	175,800
Inglewood Unified School District Series B (BAM Insured)	5.00	8-1-2026	235,000	249,146
Local Public Schools Funding Authority School Improvement District No. 2016-1 Series B (AGM Insured)	3.00	8-1-2033	225,000	220,451
Local Public Schools Funding Authority School Improvement District No. 2016-1 Series B (AGM Insured)	3.00	8-1-2034	375,000	361,547
Local Public Schools Funding Authority School Improvement District No. 2016-1 Series B (AGM Insured)	3.00	8-1-2035	520,000	495,140
Los Angeles Unified School District Series C	4.00	7-1-2032	1,000,000	1,102,945
Newman-Crows Landing Unified School District CAB BAN¤	0.00	8-1-2025	2,000,000	1,897,453
Oakland Unified School District/Alameda County	5.00	8-1-2025	1,540,000	1,592,780
Oakland Unified School District/Alameda County	5.00	8-1-2029	10,125,000	10,751,566
Oakland Unified School District/Alameda County Series A	5.00	8-1-2024	600,000	607,126
Oakland Unified School District/Alameda County Series B	5.00	8-1-2026	500,000	531,386
Oakland Unified School District/Alameda County Series C	5.00	8-1-2025	795,000	822,247
Palomar Health Obligated Group Series A (NPFGC Insured)¤	0.00	8-1-2025	1,000,000	950,347
Pittsburg Unified School District (AGM Insured)	4.00	8-1-2031	150,000	160,775
Pittsburg Unified School District (AGM Insured)	4.00	8-1-2032	250,000	267,129
Sacramento City Unified School District Series G (AGM Insured)	4.00	8-1-2030	150,000	160,554
Sacramento City Unified School District Series G (AGM Insured)	4.00	8-1-2031	200,000	215,977
Sacramento City Unified School District Series G (AGM Insured)	4.00	8-1-2032	200,000	215,953
Sacramento City Unified School District Series G (AGM Insured)	4.00	8-1-2033	200,000	215,628
San Bernardino City Unified School District Series A (AGM Insured)	1.25	8-1-2029	435,000	385,706
San Bernardino City Unified School District Series A (AGM Insured)	4.00	8-1-2031	875,000	946,545
San Gorgonio Memorial Health Care District	4.00	8-1-2027	1,090,000	1,052,854
San Gorgonio Memorial Health Care District	4.00	8-1-2030	580,000	548,421
Sierra Kings Health Care District	4.00	8-1-2024	420,000	420,852
Sierra Kings Health Care District	5.00	8-1-2032	1,240,000	1,266,057
State of California	4.00	9-1-2026	6,000,000	6,224,480
State of California	5.00	8-1-2025	3,500,000	3,629,859
State of California	5.00	9-1-2033	10,000,000	12,308,457
				51,249,372
Health revenue: 17.31%
California HFFA Adventist Health System/West Obligated Group Series 2011-Aøø	3.00	3-1-2041	6,125,000	6,116,998
California HFFA Adventist Health System/West Obligated Group Series Aøø	5.00	3-1-2040	4,000,000	4,262,066
California HFFA CommonSpirit Health Obligated Group Series A	5.00	4-1-2032	1,500,000	1,670,478
California HFFA El Camino Hospital	5.00	2-1-2025	1,000,000	1,020,916
California HFFA On Lok Senior Health Services Obligated Group	3.00	8-1-2025	475,000	469,056
California HFFA On Lok Senior Health Services Obligated Group	3.00	8-1-2028	400,000	391,110
California HFFA On Lok Senior Health Services Obligated Group	3.00	8-1-2030	210,000	203,751
The accompanying notes are an integral part of these financial statements.
Allspring California Limited-Term Tax-Free Fund | 11

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
California HFFA Providence St. Joseph Health Obligated Group Series B-3øø	2.00%	10-1-2036	$5,000,000	$4,880,542
California HFFA Providence St. Joseph Health Obligated Group Series D California Health Facilities Financing Authority	5.00	7-1-2031	7,035,000	7,906,415
California HFFA Stanford Health Care Obligated Group Series Aøø	3.00	8-15-2054	4,700,000	4,714,239
California Municipal Finance Authority Aldersly Series B	3.75	11-15-2028	2,990,000	2,999,969
California Municipal Finance Authority Aldersly Series B	4.00	11-15-2028	595,000	600,869
California Municipal Finance Authority Carmel Valley Manor Obligated Group	5.00	5-15-2024	185,000	186,272
California Municipal Finance Authority Carmel Valley Manor Obligated Group	5.00	5-15-2025	200,000	205,569
California Municipal Finance Authority Carmel Valley Manor Obligated Group	5.00	5-15-2026	185,000	195,833
California Municipal Finance Authority Community Hospitals of Central California Obligated Group Series A	5.00	2-1-2024	500,000	500,796
California Municipal Finance Authority Community Hospitals of Central California Obligated Group Series A	5.00	2-1-2025	1,000,000	1,014,315
California Municipal Finance Authority Community Hospitals of Central California Obligated Group Series A	5.00	2-1-2027	1,000,000	1,043,032
California Municipal Finance Authority Congregational Homes, Inc. Obligated Group Series B	2.13	11-15-2026	565,000	561,644
California Municipal Finance Authority Congregational Homes, Inc. Obligated Group Series B-1	2.75	11-15-2027	520,000	514,715
California Municipal Finance Authority Eisenhower Medical Center Series A	5.00	7-1-2027	1,650,000	1,740,818
California Municipal Finance Authority Eisenhower Medical Center Series A	5.00	7-1-2029	400,000	421,982
California Municipal Finance Authority Healthright 360 Series A144A	5.00	11-1-2029	1,170,000	1,210,557
California Municipal Finance Authority Northern California Retired Officers Community Series B1	2.25	7-1-2025	770,000	759,462
California Municipal Finance Authority Open Door Community Health Centers	4.00	9-15-2030	790,000	853,959
California Municipal Finance Authority Open Door Community Health Centers	4.00	9-15-2033	890,000	955,592
California PFA Henry Mayo Newhall Hospital Obligated Group	5.00	10-15-2030	1,165,000	1,197,413
California PFA Henry Mayo Newhall Hospital Obligated Group	5.00	10-15-2033	500,000	513,276
California PFA Henry Mayo Newhall Hospital Obligated Group Series A	4.00	10-15-2028	360,000	368,821
California PFA Henry Mayo Newhall Hospital Obligated Group Series Bøø	4.00	10-15-2051	690,000	682,890
California PFA Kendal at Sonoma Obligated Group Series B-2144A	2.38	11-15-2028	1,000,000	997,020
California Statewide CDA Adventist Health System/West Obligated Group Series A	5.00	3-1-2024	800,000	801,876
California Statewide CDA Cedars-Sinai Medical Center Obligated Group	5.00	7-1-2025	500,000	514,508
California Statewide CDA Cedars-Sinai Medical Center Obligated Group	5.00	7-1-2026	500,000	530,478
California Statewide CDA CommonSpirit Health Obligated Group Series F (AGM Insured)€	5.15	7-1-2040	1,000,000	1,000,000
The accompanying notes are an integral part of these financial statements.
12 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
California Statewide CDA Emanate Health Obligated Group Series A	5.00%	4-1-2028	$755,000	$811,089
California Statewide CDA Emanate Health Obligated Group Series A	5.00	4-1-2029	795,000	867,558
California Statewide CDA Hebrew Home for Aged Disabled	5.00	11-1-2030	900,000	967,159
California Statewide CDA HumanGood California Obligated Group	5.00	10-1-2026	720,000	737,451
California Statewide CDA HumanGood California Obligated Group	5.00	10-1-2027	1,000,000	1,025,306
California Statewide CDA HumanGood California Obligated Group	5.00	10-1-2028	1,125,000	1,154,771
California Statewide CDA Loma Linda University Medical Center Obligated Group Series A144A	5.00	12-1-2026	250,000	258,588
California Statewide CDA Loma Linda University Medical Center Obligated Group Series A144A	5.00	12-1-2027	300,000	312,121
California Statewide CDA Loma Linda University Medical Center Obligated Group Series A144A	5.00	12-1-2028	250,000	260,803
California Statewide CDA Odd Fellows Home of California Series A	5.00	4-1-2024	400,000	401,847
California Statewide CDA Odd Fellows Home of California Series A	5.00	4-1-2025	485,000	497,529
California Statewide CDA Odd Fellows Home of California Series A	5.00	4-1-2026	275,000	289,417
Sierra View Local Health Care District	4.00	7-1-2025	580,000	584,271
Sierra View Local Health Care District	5.00	7-1-2027	630,000	667,451
Sierra View Local Health Care District	5.00	7-1-2029	630,000	687,344
Washington Township Health Care District Series A	4.00	7-1-2033	275,000	281,214
Washington Township Health Care District Series A	5.00	7-1-2029	350,000	378,010
Washington Township Health Care District Series A	5.00	7-1-2030	300,000	327,772
Washington Township Health Care District Series A	5.00	7-1-2031	325,000	352,851
				62,869,789
Housing revenue: 10.20%
Anaheim PFA Series A	5.00	9-1-2032	1,745,000	1,921,570
California Enterprise Development Authority Provident Group-SDSU Properties LLC Series A	5.00	8-1-2029	200,000	213,492
California Enterprise Development Authority Provident Group-SDSU Properties LLC Series A	5.00	8-1-2030	325,000	349,649
California Housing Finance Agency Del Sur Family Housing LP Series Vøø	5.00	5-1-2054	500,000	523,454
California Housing Finance Agency Class A Series 1	3.50	11-20-2035	2,876,630	2,800,617
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	4,889,729	4,971,632
California Infrastructure & Economic Development Bank State Teachers’ Retirement System	5.00	8-1-2027	400,000	433,983
California Municipal Finance Authority CHF-Davis I LLC	5.00	5-15-2024	1,200,000	1,205,653
California Municipal Finance Authority CHF-Davis I LLC	5.00	5-15-2025	3,435,000	3,501,449
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	4.00	5-15-2032	700,000	736,289
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	5.00	5-15-2029	400,000	438,941
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	5.00	5-15-2030	450,000	500,196
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	5.00	5-15-2031	400,000	449,676
California Statewide CDA CHF-Irvine LLC (BAM Insured)	5.00	5-15-2026	1,605,000	1,675,604
California Statewide CDA Lancer Educational Housing LLC Series A144A	3.00	6-1-2029	635,000	585,652
The accompanying notes are an integral part of these financial statements.
Allspring California Limited-Term Tax-Free Fund | 13

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
California Statewide CDA Uptown Newport Building Owner LP Series BB (East West Bank LOC)ø	3.91%	3-1-2057	$3,000,000	$3,000,000
City of Long Beach Harbor Revenue Series C AMT	5.00	5-15-2027	500,000	513,435
Compton PFA144A	4.00	9-1-2027	1,635,000	1,616,836
El Centro Financing Authority Series B	4.00	10-1-2026	140,000	144,099
El Centro Financing Authority Series B	4.00	10-1-2027	365,000	380,205
El Centro Financing Authority Series B	4.00	10-1-2028	255,000	268,252
El Centro Financing Authority Series B	4.00	10-1-2029	265,000	281,143
El Centro Financing Authority Series B	4.00	10-1-2030	275,000	293,363
El Centro Financing Authority Series B	4.00	10-1-2031	285,000	305,236
FHLMC Multifamily VRD Certificates Series M-057	2.40	10-15-2029	5,960,000	5,571,867
Independent Cities Finance Authority Millennium Housing of California	4.25	5-15-2024	745,000	747,504
Los Angeles County Public Works Financing Authority Series D	5.00	12-1-2027	1,605,000	1,684,794
Sacramento County Housing Authority Series C (FNMA LIQ, FNMA Insured)ø	2.52	7-15-2029	345,000	345,000
San Diego Housing Authority, Inc. Bernardo Family Housing LP Series Bøø	5.00	5-1-2057	1,500,000	1,570,434
				37,030,025
Industrial development revenue: 1.44%
California Statewide Communities Development Authority Southern California Edison Co. Series C	4.50	11-1-2033	2,000,000	2,178,732
San Francisco City & County Airport Commission San Francisco International Airport SFO Fuel Co. LLC Series A AMT	5.00	1-1-2025	3,000,000	3,046,042
				5,224,774
Miscellaneous revenue: 7.45%
California Housing Finance Agency City & County of San Francisco Series N	5.00	4-1-2029	630,000	701,367
California Housing Finance Agency City & County of San Francisco Series N	5.00	4-1-2031	730,000	834,158
California Municipal Finance Authority Southwestern Law School	4.00	11-1-2031	175,000	181,208
California Municipal Finance Authority Southwestern Law School	5.00	11-1-2026	275,000	287,382
California Municipal Finance Authority Southwestern Law School	5.00	11-1-2027	290,000	307,983
California Municipal Finance Authority Southwestern Law School	5.00	11-1-2028	200,000	215,541
California Municipal Finance Authority Southwestern Law School	5.00	11-1-2029	210,000	228,976
California Municipal Finance Authority Southwestern Law School	5.00	11-1-2030	220,000	242,219
California Statewide CDA Series 2021-A	4.00	9-2-2027	390,000	391,236
California Statewide CDA Series 2021-A	4.00	9-2-2028	260,000	260,481
City of Irvine Assessment District No. 21-1	4.00	9-2-2029	1,220,000	1,290,766
City of Irvine Assessment District No. 21-1 (BAM Insured)	4.00	9-2-2033	270,000	289,524
City of Irvine Reassessment District No. 15-2	5.00	9-2-2024	850,000	857,892
County of Santa Barbara Series B AMT	5.00	12-1-2029	600,000	654,332
Desert Sands Unified School District (BAM Insured)	5.00	3-1-2024	1,500,000	1,504,547
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AGM Insured)144A	4.00	6-1-2028	500,000	519,076
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AGM Insured)144A	4.00	6-1-2030	550,000	576,011
The accompanying notes are an integral part of these financial statements.
14 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
Lassen Municipal Utility District COP	4.00%	5-1-2029	$485,000	$500,716
Lassen Municipal Utility District COP	4.00	5-1-2030	505,000	520,723
Lassen Municipal Utility District COP	4.00	5-1-2031	525,000	540,785
Lassen Municipal Utility District COP	4.00	5-1-2032	550,000	563,556
Lassen Municipal Utility District COP	4.00	5-1-2033	570,000	584,759
Lassen Municipal Utility District COP	4.00	5-1-2034	595,000	614,263
Lodi PFA Electric System Revenue (AGM Insured)	5.00	9-1-2024	1,100,000	1,114,208
Los Angeles Unified School District Series A COP	5.00	10-1-2033	3,000,000	3,682,834
Mountain House PFA Community Services District Series A	5.00	12-1-2029	520,000	571,994
Mountain House PFA Community Services District Series A	5.00	12-1-2030	710,000	776,951
Mountain House PFA Community Services District Series A	5.00	12-1-2031	745,000	811,691
Palomar Health Obligated Group COP	5.00	11-1-2024	300,000	302,337
Palomar Health Obligated Group COP	5.00	11-1-2025	330,000	336,706
San Joaquin Area Flood Control Agency Smith Canal Area Assessment District (AGM Insured)	5.00	10-1-2025	250,000	259,718
San Joaquin Area Flood Control Agency Smith Canal Area Assessment District (AGM Insured)	5.00	10-1-2027	350,000	382,141
San Joaquin Area Flood Control Agency Smith Canal Area Assessment District (AGM Insured)	5.00	10-1-2029	380,000	433,311
Sutter Butte Flood Control Agency Assessment District (BAM Insured)	5.00	10-1-2024	715,000	725,618
UBS Auction Rate Preferred Shares Tender Option Bond Trust Series UA-7014 (UBS AG LIQ)144Aø	3.28	7-7-2053	5,000,000	5,000,000
				27,065,010
Resource recovery revenue: 0.42%
California Municipal Finance Authority Waste Management, Inc. Series Bøø	4.80	11-1-2041	1,500,000	1,510,179
Tax revenue: 10.31%
California Statewide CDA Community Facilities District No. 2015-01 Area No. 2	5.00	9-1-2027	275,000	285,576
Cathedral City Redevelopment Successor Agency Series A (AGM Insured)	5.00	8-1-2024	1,770,000	1,787,867
Cathedral City Redevelopment Successor Agency Series C (BAM Insured)	4.00	8-1-2027	580,000	602,482
Cathedral City Redevelopment Successor Agency Series C (BAM Insured)	4.00	8-1-2029	500,000	528,878
Cathedral City Redevelopment Successor Agency Series C (BAM Insured)	4.00	8-1-2031	600,000	634,552
Chino PFA Series A (AGM Insured)	5.00	9-1-2024	660,000	669,046
City & County of San Francisco Community Facilities District No. 2016-1 Area 1 Series 2021	4.00	9-1-2032	350,000	357,242
City & County of San Francisco Community Facilities District No. 2016-1 Area 1 Series 2021	4.00	9-1-2033	865,000	882,273
City & County of San Francisco Community Facilities District No. 2016-1 Area 1 Series 2021	4.00	9-1-2034	700,000	712,844
City & County of San Francisco Community Facilities District No. 2016-1 Series A144A	4.00	9-1-2032	1,085,000	1,098,784
The accompanying notes are an integral part of these financial statements.
Allspring California Limited-Term Tax-Free Fund | 15

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
City & County of San Francisco Infrastructure & Revitalization Financing District No. 1 Series A144A	5.00%	9-1-2027	$405,000	$421,086
City of Fontana Community Facilities District No. 90	3.00	9-1-2025	110,000	107,938
City of Fontana Community Facilities District No. 90	4.00	9-1-2026	110,000	111,030
City of Fontana Community Facilities District No. 90	4.00	9-1-2027	125,000	127,059
City of Fontana Community Facilities District No. 90	4.00	9-1-2028	255,000	260,591
City of Fontana Community Facilities District No. 90	4.00	9-1-2030	140,000	143,944
City of Fontana Community Facilities District No. 90	4.00	9-1-2032	300,000	309,043
City of Fremont Community Facilities District No. 1	5.00	9-1-2024	1,000,000	1,009,109
City of Lincoln Community Facilities District No. 2003-1	4.00	9-1-2024	600,000	603,071
City of Lincoln Community Facilities District No. 2003-1	5.00	9-1-2025	550,000	567,425
City of Roseville Fiddyment Ranch Community Facilities District No. 1 Series A	5.00	9-1-2024	1,905,000	1,921,855
City of Roseville Fiddyment Ranch Community Facilities District No. 1 Series A	5.00	9-1-2029	1,595,000	1,678,037
City of Sacramento Transient Occupancy Tax Revenue Series A	5.00	6-1-2027	575,000	618,288
City of San Diego Community Facilities District No. 2	4.00	9-1-2030	435,000	462,934
Compton Community Redevelopment Successor Agency Series A (AGM Insured)	5.00	8-1-2025	4,095,000	4,234,061
Hollister Redevelopment Successor Agency (BAM Insured)	5.00	10-1-2026	700,000	712,557
Inglewood Redevelopment Successor Agency Merged Redevelopment Project Series A (BAM Insured)	5.00	5-1-2025	1,000,000	1,024,720
Lancaster Redevelopment Successor Agency Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2024	870,000	879,532
Lancaster Redevelopment Successor Agency Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2029	400,000	426,424
Oakdale Community Redevelopment Agency Series A (AGM Insured)	5.00	6-1-2027	350,000	376,732
Orange County Community Facilities District No. 2015-1 Series A	5.00	8-15-2025	325,000	332,504
Poway Unified School District PFA No. 6 Series B (BAM Insured)	5.00	9-1-2024	1,115,000	1,129,989
Poway Unified School District PFA No. 6 Series B (BAM Insured)	5.00	9-1-2025	775,000	803,257
Richmond County Redevelopment Successor Agency Series A (BAM Insured)	4.00	9-1-2027	1,150,000	1,196,630
Richmond County Redevelopment Successor Agency Series A (BAM Insured)	4.50	9-1-2025	160,000	161,647
Richmond County Redevelopment Successor Agency Series A (BAM Insured)	5.00	9-1-2025	150,000	152,044
River Islands PFA Community Facilities District No. 2003-1 Area 1 Series A-1 (AGM Insured)	5.00	9-1-2026	130,000	137,740
River Islands PFA Community Facilities District No. 2003-1 Area 1 Series A-1 (AGM Insured)	5.00	9-1-2027	225,000	244,099
River Islands PFA Community Facilities District No. 2003-1 Area 1 Series A-1 (AGM Insured)	5.00	9-1-2028	200,000	221,906
River Islands PFA Community Facilities District No. 2003-1 Area 1 Series A-1 (AGM Insured)	5.00	9-1-2029	200,000	226,437
River Islands PFA Community Facilities District No. 2003-1 Area 1 Series A-1 (AGM Insured)	5.00	9-1-2030	325,000	375,754
River Islands PFA Community Facilities District No. 2021	4.00	9-1-2030	200,000	201,090
River Islands PFA Community Facilities District No. 2021	4.00	9-1-2031	500,000	502,422
Roseville Finance Authority Series A	5.00	9-1-2029	300,000	328,400
The accompanying notes are an integral part of these financial statements.
16 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
San Francisco City & County Redevelopment Successor Agency Community Facilities District No. 6 Series A	5.00%	8-1-2025	$1,600,000	$1,605,018
South Orange County PFA Series A	5.00	8-15-2024	1,425,000	1,439,510
Stockton Redevelopment Successor Agency Series A (AGM Insured)	5.00	9-1-2025	1,675,000	1,731,925
Tracy Community Facilities District No. 2016-01 Improvement Area No. 1	4.00	9-1-2024	135,000	134,858
Tracy Community Facilities District No. 2016-01 Improvement Area No. 1	4.00	9-1-2025	155,000	155,000
Tracy Community Facilities District No. 2016-01 Improvement Area No. 1	5.00	9-1-2028	425,000	446,326
Transbay Joint Powers Authority Redevelopment Project Tax Increment Revenue Series A	5.00	10-1-2029	500,000	546,245
Tustin Community Facilities District No. 06-1 Series A	5.00	9-1-2025	1,000,000	1,030,532
Yuba City Redevelopment Agency (AGM Insured)	5.00	9-1-2025	750,000	774,131
				37,432,444
Tobacco revenue: 0.89%
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	5.00	6-1-2030	450,000	496,712
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	5.00	6-1-2031	550,000	606,485
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	5.00	6-1-2032	300,000	330,482
California County Tobacco Securitization Agency Sonoma County Securitization Corp. Series A	5.00	6-1-2029	950,000	1,036,219
California County Tobacco Securitization Agency Sonoma County Securitization Corp. Series A	5.00	6-1-2030	200,000	220,761
California County Tobacco Securitization Agency Sonoma County Securitization Corp. Series A	5.00	6-1-2031	225,000	249,719
California County Tobacco Securitization Agency Sonoma County Securitization Corp. Series A	5.00	6-1-2032	250,000	277,172
				3,217,550
Transportation revenue: 0.80%
Bay Area Toll Authority Series E (SIFMA Municipal Swap+0.41%)±	4.28	4-1-2056	1,500,000	1,457,754
Sacramento Regional Transit District Series A	5.00	3-1-2031	410,000	478,638
San Joaquin Hills Transportation Corridor Agency Series A	5.00	1-15-2030	865,000	978,461
				2,914,853
Utilities revenue: 12.55%
California Community Choice Financing Authority Clean Energy Project Series Aøø	4.00	10-1-2052	11,650,000	11,731,310
California Community Choice Financing Authority Series A-1	4.00	2-1-2027	2,290,000	2,325,645
California Community Choice Financing Authority Series A-1	4.00	2-1-2028	2,810,000	2,854,874
California Community Choice Financing Authority Series A-1øø	5.00	12-1-2053	6,000,000	6,375,746
California Community Choice Financing Authority Series B-2 (SIFMA Municipal Swap+0.45%)±	4.32	2-1-2052	7,000,000	6,409,941
California Community Choice Financing Authority Series Cøø	5.25	1-1-2054	6,000,000	6,346,927
California Community Choice Financing Authority Series Føø	5.50	10-1-2054	5,000,000	5,546,576
The accompanying notes are an integral part of these financial statements.
Allspring California Limited-Term Tax-Free Fund | 17

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
California Statewide CDA Southern California Edison Co. Series A	1.75%	9-1-2029	$1,500,000	$1,326,144
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2026	600,000	620,924
Los Angeles Department of Water & Power System Revenue Series A-4 Los Angeles Department of Water & Powerø	0.99	7-1-2035	2,050,000	2,050,000
				45,588,087
Water & sewer revenue: 2.83%
California PCFA Poseidon Resources Channelside LP AMT144A	5.00	7-1-2031	2,885,000	3,105,045
City of San Francisco Public Utilities Commission Water Revenue Series C	5.00	11-1-2028	1,830,000	1,856,797
Lower Tule River Irrigation District Series A	5.00	8-1-2027	680,000	731,008
Lower Tule River Irrigation District Series A	5.00	8-1-2031	700,000	793,190
Middle Fork Project Finance Authority	5.00	4-1-2029	3,525,000	3,811,242
				10,297,282
				347,052,667
Guam: 0.21%
Airport revenue: 0.21%
Port Authority of Guam Series B AMT	5.00	7-1-2024	750,000	753,804
Illinois: 0.61%
Housing revenue: 0.18%
Metropolitan Pier & Exposition Authority Series B	5.00	12-15-2025	650,000	671,798
Tax revenue: 0.43%
Sales Tax Securitization Corp. Series A	5.00	1-1-2026	1,500,000	1,564,979
				2,236,777
New York: 1.54%
Airport revenue: 0.12%
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2032	400,000	438,106
Industrial development revenue: 1.42%
New York Transportation Development Corp. Delta Air Lines, Inc. Series A AMT	5.00	1-1-2029	5,000,000	5,149,991
				5,588,097
Texas: 0.83%
Industrial development revenue: 0.83%
City of Houston Airport System Revenue United Airlines, Inc. AMT	5.00	7-1-2029	3,000,000	3,000,269
Total municipal obligations (Cost $363,777,122)				358,631,614
The accompanying notes are an integral part of these financial statements.
18 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—December 31, 2023 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.08%
Investment companies: 0.08%
Allspring Municipal Cash Management Money Market Fund Institutional Class♠∞		4.12%	287,486	$287,544
Total short-term investments (Cost $287,544)				287,544
Total investments in securities (Cost $364,064,666)	98.83%			358,919,158
Other assets and liabilities, net	1.17			4,255,548
Total net assets	100.00%			$363,174,706

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CAB	Capital appreciation bond
CDA	Community Development Authority
COP	Certificate of participation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General obligation
HFFA	Health Facilities Financing Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
SIFMA	Securities Industry and Financial Markets Association
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$20,151,015	$118,202,154	$(138,065,625)	$0	$0	$287,544	287,486	$153,056
The accompanying notes are an integral part of these financial statements.
Allspring California Limited-Term Tax-Free Fund | 19

Statement of assets and liabilities—December 31, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $363,777,122)	$358,631,614
Investments in affiliated securities, at value (cost $287,544)	287,544
Cash	3,491
Receivable for interest	4,336,775
Receivable for investments sold	1,100,000
Receivable for Fund shares sold	111,480
Prepaid expenses and other assets	58,203
Total assets	364,529,107
Liabilities
Payable for Fund shares redeemed	919,592
Dividends payable	223,014
Management fee payable	104,201
Administration fees payable	30,463
Trustees’ fees and expenses payable	2,319
Distribution fee payable	1,087
Accrued expenses and other liabilities	73,725
Total liabilities	1,354,401
Total net assets	$363,174,706
Net assets consist of
Paid-in capital	$385,844,556
Total distributable loss	(22,669,850)
Total net assets	$363,174,706
Computation of net asset value and offering price per share
Net assets–Class A	$64,519,329
Shares outstanding–Class A1	6,342,985
Net asset value per share–Class A	$10.17
Maximum offering price per share – Class A2	$10.38
Net assets–Class C	$1,669,615
Shares outstanding–Class C1	164,169
Net asset value per share–Class C	$10.17
Net assets–Administrator Class	$49,403,809
Shares outstanding–Administrator Class[1]	4,931,975
Net asset value per share–Administrator Class	$10.02
Net assets–Institutional Class	$247,581,953
Shares outstanding–Institutional Class[1]	24,722,110
Net asset value per share–Institutional Class	$10.01
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/98.00 of net asset value. On investments of $100,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
20 | Allspring California Limited-Term Tax-Free Fund

Statement of operations—six months ended December 31, 2023 (unaudited)
Statement of operations
Investment income
Interest	$5,277,238
Income from affiliated securities	153,056
Total investment income	5,430,294
Expenses
Management fee	755,124
Administration fees
Class A	52,075
Class C	1,389
Administrator Class	30,512
Institutional Class	98,101
Shareholder servicing fees
Class A	86,196
Class C	2,308
Administrator Class	76,279
Distribution fee
Class C	6,925
Custody and accounting fees	10,848
Professional fees	38,993
Registration fees	29,029
Shareholder report expenses	13,524
Trustees’ fees and expenses	13,738
Other fees and expenses	8,708
Total expenses	1,223,749
Less: Fee waivers and/or expense reimbursements
Fund-level	(76,637)
Class A	(6,568)
Class C	(158)
Administrator Class	(52,089)
Net expenses	1,088,297
Net investment income	4,341,997
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(1,375,941)
Net change in unrealized gains (losses) on investments	7,260,708
Net realized and unrealized gains (losses) on investments	5,884,767
Net increase in net assets resulting from operations	$10,226,764
The accompanying notes are an integral part of these financial statements.
Allspring California Limited-Term Tax-Free Fund | 21

Statement of changes in net assets
Statement of changes in net assets
	Six months ended December 31, 2023 (unaudited)		Year ended June 30, 2023
Operations
Net investment income		$4,341,997		$9,910,887
Net realized losses on investments		(1,375,941)		(3,369,079)
Net change in unrealized gains (losses) on investments		7,260,708		(181,520)
Net increase in net assets resulting from operations		10,226,764		6,360,288
Distributions to shareholders from
Net investment income and net realized gains
Class A		(758,691)		(1,970,855)
Class C		(13,234)		(30,531)
Administrator Class		(724,868)		(1,313,609)
Institutional Class		(3,067,428)		(6,593,300)
Total distributions to shareholders		(4,564,221)		(9,908,295)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	269,193	2,702,459	4,496,273	45,256,530
Class C	20	200	24,111	241,756
Administrator Class	438,125	4,253,801	4,741,382	46,670,346
Institutional Class	6,727,323	65,523,621	14,335,725	140,995,894
		72,480,081		233,164,526
Reinvestment of distributions
Class A	72,135	718,098	185,862	1,856,224
Class C	1,309	13,024	2,977	29,737
Administrator Class	74,451	724,868	132,628	1,304,260
Institutional Class	202,154	1,981,964	412,877	4,060,303
		3,437,954		7,250,524
Payment for shares redeemed
Class A	(1,719,577)	(17,068,905)	(5,426,559)	(54,188,980)
Class C	(38,823)	(381,268)	(199,423)	(1,997,044)
Administrator Class	(2,484,089)	(24,099,405)	(1,204,247)	(11,826,273)
Institutional Class	(7,738,730)	(75,662,164)	(28,090,055)	(274,521,818)
		(117,211,742)		(342,534,115)
Net decrease in net assets resulting from capital share transactions		(41,293,707)		(102,119,065)
Total decrease in net assets		(35,631,164)		(105,667,072)
Net assets
Beginning of period		398,805,870		504,472,942
End of period		$363,174,706		$398,805,870
The accompanying notes are an integral part of these financial statements.
22 | Allspring California Limited-Term Tax-Free Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2023 (unaudited)	Year ended June 30
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.01	$10.03	$10.76	$10.71	$10.76	$10.61
Net investment income	0.10 [1]	0.19 [1]	0.15 [1]	0.16	0.19	0.20
Net realized and unrealized gains (losses) on investments	0.17	(0.02)	(0.73)	0.05	(0.05)	0.15
Total from investment operations	0.27	0.17	(0.58)	0.21	0.14	0.35
Distributions to shareholders from
Net investment income	(0.11)	(0.19)	(0.15)	(0.16)	(0.19)	(0.20)
Net asset value, end of period	$10.17	$10.01	$10.03	$10.76	$10.71	$10.76
Total return[2]	2.73%	1.73%	(5.42)%	1.99%	1.30%	3.33%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.86%	0.85%	0.85%	0.85%	0.85%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	2.07%	1.92%	1.44%	1.51%	1.76%	1.87%
Supplemental data
Portfolio turnover rate	17%	35%	32%	18%	27%	11%
Net assets, end of period (000s omitted)	$64,519	$77,258	$84,928	$106,602	$108,189	$101,765

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring California Limited-Term Tax-Free Fund | 23

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2023 (unaudited)	Year ended June 30
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.00	$10.03	$10.76	$10.71	$10.76	$10.61
Net investment income	0.07 [1]	0.11 [1]	0.07 [1]	0.08 [1]	0.11 [1]	0.12
Net realized and unrealized gains (losses) on investments	0.17	(0.02)	(0.73)	0.05	(0.05)	0.15
Total from investment operations	0.24	0.09	(0.66)	0.13	0.06	0.27
Distributions to shareholders from
Net investment income	(0.07)	(0.12)	(0.07)	(0.08)	(0.11)	(0.12)
Net asset value, end of period	$10.17	$10.00	$10.03	$10.76	$10.71	$10.76
Total return[2]	2.44%	0.87%	(6.13)%	1.23%	0.54%	2.56%
Ratios to average net assets (annualized)
Gross expenses	1.61%	1.60%	1.59%	1.59%	1.60%	1.60%
Net expenses	1.55%	1.55%	1.55%	1.55%	1.55%	1.55%
Net investment income	1.32%	1.14%	0.68%	0.75%	1.01%	1.12%
Supplemental data
Portfolio turnover rate	17%	35%	32%	18%	27%	11%
Net assets, end of period (000s omitted)	$1,670	$2,018	$3,751	$5,464	$11,981	$19,929

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
24 | Allspring California Limited-Term Tax-Free Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2023 (unaudited)	Year ended June 30
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.85	$9.88	$10.60	$10.55	$10.60	$10.45
Net investment income	0.11 [1]	0.21 [1]	0.17 [1]	0.18 [1]	0.21 [1]	0.22
Net realized and unrealized gains (losses) on investments	0.18	(0.03)	(0.72)	0.05	(0.05)	0.15
Total from investment operations	0.29	0.18	(0.55)	0.23	0.16	0.37
Distributions to shareholders from
Net investment income	(0.12)	(0.21)	(0.17)	(0.18)	(0.21)	(0.22)
Net asset value, end of period	$10.02	$9.85	$9.88	$10.60	$10.55	$10.60
Total return[2]	2.96%	1.83%	(5.24)%	2.21%	1.50%	3.56%
Ratios to average net assets (annualized)
Gross expenses	0.81%	0.80%	0.79%	0.79%	0.78%	0.79%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	2.27%	2.15%	1.65%	1.71%	1.95%	2.07%
Supplemental data
Portfolio turnover rate	17%	35%	32%	18%	27%	11%
Net assets, end of period (000s omitted)	$49,404	$68,023	$31,947	$32,294	$36,591	$108,484

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring California Limited-Term Tax-Free Fund | 25

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2023 (unaudited)	Year ended June 30
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.85	$9.87	$10.59	$10.54	$10.59	$10.44
Net investment income	0.12 [1]	0.22 [1]	0.18	0.19	0.22	0.23
Net realized and unrealized gains (losses) on investments	0.16	(0.02)	(0.72)	0.05	(0.05)	0.15
Total from investment operations	0.28	0.20	(0.54)	0.24	0.17	0.38
Distributions to shareholders from
Net investment income	(0.12)	(0.22)	(0.18)	(0.19)	(0.22)	(0.23)
Net asset value, end of period	$10.01	$9.85	$9.87	$10.59	$10.54	$10.59
Total return[2]	2.91%	2.04%	(5.15)%	2.31%	1.60%	3.66%
Ratios to average net assets (annualized)
Gross expenses	0.54%	0.53%	0.52%	0.52%	0.52%	0.52%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	2.38%	2.19%	1.74%	1.81%	2.06%	2.17%
Supplemental data
Portfolio turnover rate	17%	35%	32%	18%	27%	11%
Net assets, end of period (000s omitted)	$247,582	$251,508	$383,847	$396,495	$380,649	$322,273

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
26 | Allspring California Limited-Term Tax-Free Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring California Limited-Term Tax-Free Fund  (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Allspring California Limited-Term Tax-Free Fund | 27

Notes to financial statements (unaudited)
As of December 31, 2023, the aggregate cost of all investments for federal income tax purposes was $364,123,335 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$3,450,303
Gross unrealized losses	(8,654,480)
Net unrealized losses	$(5,204,177)
As of June 30, 2023, the Fund had capital loss carryforwards which consisted of $11,704,570 in short-term capital losses and $5,050,911 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$358,631,614	$0	$358,631,614
Short-term investments
Investment companies	287,544	0	0	287,544
Total assets	$287,544	$358,631,614	$0	$358,919,158
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At December 31, 2023, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative
28 | Allspring California Limited-Term Tax-Free Fund

Notes to financial statements (unaudited)
services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended December 31, 2023, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of December 31, 2023, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class A	0.80%
Class C	1.55
Administrator Class	0.60
Institutional Class	0.50
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2023, Allspring Funds Distributor received $55 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Allspring California Limited-Term Tax-Free Fund | 29

Notes to financial statements (unaudited)
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $11,050,000, $6,000,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2023.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2023 were $61,337,765 and $88,075,649, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended December 31, 2023, there were no borrowings by the Fund under the agreement.
7.
CONCENTRATION RISK
The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territory of the U.S.  Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund. As of the end of the period, the Fund’s  investments were concentrated in the state of California.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
30 | Allspring California Limited-Term Tax-Free Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring California Limited-Term Tax-Free Fund | 31

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 117 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

32 | Allspring California Limited-Term Tax-Free Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

Allspring California Limited-Term Tax-Free Fund | 33

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

34 | Allspring California Limited-Term Tax-Free Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-01052024-gcftubty 02-24
SAR0033 12-23

Allspring California Tax-Free Fund
Semi-Annual Report
December 31, 2023

The views expressed and any forward-looking statements are as of December 31, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring California Tax-Free Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring California Tax-Free Fund for the six-month period that ended December 31, 2023. Globally, stocks and bonds experienced high levels of volatility during the period but gained overall. The market was focused on the impact of ongoing aggressive central bank rate hikes on persistently high inflation. As inflation finally gradually declined, anticipation rose over an end to the central bank monetary tightening cycle. For the six-month period, domestic U.S. and global stocks and bonds had positive overall results, with U.S. stocks leading the way. After suffering deep and broad losses through 2022, bonds now benefit from a base of higher yields that can help generate higher income.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 8.04%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 5.61% while the MSCI EM Index (Net) (USD)3 returned 4.71%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 3.37%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 4.85%, the Bloomberg Municipal Bond Index6 returned 3.63%, and the ICE BofA U.S. High Yield Index7 returned 7.67%.
Still focused on high inflation and elevated central bank rates, markets were volatile.
The six-month period began on a positive note in July for stocks as well as bonds. Riskier sectors and regions tended to do well, as investors grew more optimistic regarding economic prospects. With strong second quarter gross domestic product (GDP) growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. The Federal Reserve (Fed), the European Central Bank (ECB), and the Bank of England (BoE) all raised their respective key interest rates by 0.25% in July. In the Fed’s case, speculation grew that it could be very close to the end of its tightening cycle. Meanwhile, China’s economy showed signs of stagnation, renewing concerns of global fallout.
Stocks retreated in August while monthly bond returns were flat overall. Increased global market volatility reflected unease over the Chinese property market being stressed along with weak Chinese economic data. However, speculation grew over a possible end to the Fed’s campaign of interest rate increases or at least a pause in September. U.S. economic data generally remained solid, with resilient job market data and inflation ticking up slightly in August, as the annual Consumer Price Index (CPI)8 rose 3.7%. However, the three-month trend for Core CPI9, stood at an annualized 2.4%.
“ With strong
second-quarter gross
domestic product
growth—initially
estimated at 2.4%—and
U.S. annual inflation easing steadily to 3.2%
in July, hopes for a soft
economic landing grew. ”
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
8
The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
9
The Core CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services excluding energy and food prices. You cannot invest directly in an index.
2 | Allspring California Tax-Free Fund

Letter to shareholders (unaudited)
Stocks and bonds both had negative overall returns in September as investors reluctantly recited the new chorus of “higher for longer,” led by the Fed’s determination not to lower interest rates until it knows it has vanquished its pesky opponent—higher-than-targeted inflation. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index1 and the CPI—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily but looming in the coming months.
October was a tough month for financial markets overall. Key global indexes were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict, and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third quarter GDP was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter as the Federal Open Market Committee held rates steady at its December meeting.
The broad year-end rally among stocks and bonds that began in November continued through December as investors became more confident that monetary policy would ease in 2024. Supporting the bubbly market mood were a series of reports confirming lower inflationary trends in the U.S. and Europe. During the period, it appeared more likely that the U.S. economy could achieve a soft landing, cooling enough to lower inflation without the pain of a recession. However, by year-end, an expectations gap developed. Capital markets priced in a total of 1.50 percentage points in federal funds rate cuts in 2024, twice as much as the three cuts of 0.25% hinted at by Fed officials.
1
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It is sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
Allspring California Tax-Free Fund | 3

Letter to shareholders (unaudited)
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
4 | Allspring California Tax-Free Fund

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

Allspring California Tax-Free Fund | 5

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks current income exempt from federal income tax and California individual income tax.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Terry J. Goode, Kim Nakahara, Adrian Van Poppel

Average annual total returns (%) as of December 31, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (SCTAX)	10-6-1988	0.78	0.47	2.22	5.49	1.39	2.69	0.82	0.75
Class C (SCTCX)	7-1-1993	3.76	0.63	2.08	4.76	0.63	2.08	1.57	1.50
Administrator Class (SGCAX)	12-15-1997	–	–	–	5.69	1.60	2.88	0.77	0.55
Institutional Class (SGTIX)[3]	10-31-2014	–	–	–	5.77	1.65	2.95	0.50	0.48
Bloomberg Municipal Bond Index[4]	–	–	–	–	6.40	2.25	3.03	–	–
Bloomberg California Municipal Bond Index[5]	–	–	–	–	6.22	2.25	3.10	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through October 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.75% for Class A, 1.50% for Class C, 0.55% for Administrator Class and 0.48% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers)
as stated in the prospectuses.

[3]
Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.

[4]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[5]	The Bloomberg California Municipal Bond Index is the California component of the Bloomberg Municipal Bond Index. You cannot invest directly in an index.
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to California municipal securities risk, high-yield securities risk, and non-diversification risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

6 | Allspring California Tax-Free Fund

Performance highlights (unaudited)
Credit quality as of December 31, 2023[1]

1%
AAA/Aaa
45%
AA/Aa
21%
A/A
17%
BBB/Baa
3%
BB/Ba
13%
Not rated

[1]
The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D
(lowest). Ratings from A to CCC may be modified by the addition of a plus
(+) or minus (-) sign to show relative standing within the rating categories.
Standard & Poor’s rates the creditworthiness of short-term notes from
SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from
MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

Effective maturity distribution as of December 31, 2023[1]

13%
0-1 year
17%
1-3 year(s)
7%
3-5 years
6%
5-10 years
15%
10-20 years
39%
20-30 years
3%
30+ years

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring California Tax-Free Fund | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2023 to December 31, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 7-1-2023	Ending account value 12-31-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,034.50	$3.81	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.25	$3.79	0.75%
Class C
Actual	$1,000.00	$1,030.30	$7.61	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.57	1.50%
Administrator Class
Actual	$1,000.00	$1,035.50	$2.80	0.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.25	$2.78	0.55%
Institutional Class
Actual	$1,000.00	$1,035.90	$2.44	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	$2.43	0.48%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one-half-year period).

8 | Allspring California Tax-Free Fund

Portfolio of investments—December 31, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.93%
California: 96.89%
Airport revenue: 7.07%
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A AMT	5.00%	12-31-2043	$5,730,000	$5,880,605
City of Los Angeles Department of Airports Series A AMT	5.00	5-15-2047	5,000,000	5,141,564
County of Sacramento Airport System Revenue Series C AMT	5.00	7-1-2038	3,000,000	3,153,711
Norman Y Mineta San Jose International Airport Series A AMT	5.00	3-1-2047	4,000,000	4,055,766
Norman Y Mineta San Jose International Airport Series B	5.00	3-1-2042	1,750,000	1,838,840
San Diego County Regional Airport Authority Series A	5.00	7-1-2044	3,045,000	3,298,127
San Diego County Regional Airport Authority Series B	5.00	7-1-2039	3,000,000	3,307,908
San Diego County Regional Airport Authority Series B AMT	5.00	7-1-2056	6,040,000	6,294,919
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	4.00	5-1-2052	3,500,000	3,370,194
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	5.00	5-1-2047	7,715,000	7,890,024
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	5.00	5-1-2049	5,000,000	5,175,165
				49,406,823
Education revenue: 8.67%
California Educational Facilities Authority Leland Stanford Junior University Series V-2	5.00	4-1-2051	2,000,000	2,493,270
California Educational Facilities Authority Loma Linda University Series A	5.00	4-1-2042	2,645,000	2,737,253
California Municipal Finance Authority Baptist University Series A144A	5.00	11-1-2025	455,000	457,458
California Municipal Finance Authority Biola University, Inc.	5.00	10-1-2035	600,000	632,545
California Municipal Finance Authority Institute of the Arts	4.00	10-1-2046	1,930,000	1,813,581
California Municipal Finance Authority Institute of the Arts	4.00	10-1-2051	1,150,000	1,048,196
California Municipal Finance Authority Literacy First Charter School Issuer LLC Series A	5.00	12-1-2039	1,390,000	1,437,499
California Municipal Finance Authority Samuel Merritt University	5.25	6-1-2053	9,500,000	10,394,115
California Municipal Finance Authority STREAM Charter School Series A144A	5.00	6-15-2041	925,000	870,540
California Municipal Finance Authority STREAM Charter School Series A144A	5.00	6-15-2051	1,265,000	1,120,480
California Municipal Finance Authority University of the Pacific Series A	4.00	11-1-2042	1,600,000	1,615,556
California School Finance Authority Aspire Public Schools Obligated Group Series A144A	4.00	8-1-2051	775,000	680,131
California School Finance Authority Aspire Public Schools Obligated Group Series A144A	5.00	8-1-2050	3,540,000	3,585,141
California School Finance Authority Bright Star Schools Obligated Group144A	5.00	6-1-2047	1,000,000	928,582
California School Finance Authority Bright Star Schools Obligated Group144A	5.00	6-1-2054	1,000,000	906,362
California School Finance Authority Girls Athletic Leadership Schools Los Angeles Series A144A	4.00	6-1-2051	905,000	653,412
The accompanying notes are an integral part of these financial statements.
Allspring California Tax-Free Fund | 9

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
California School Finance Authority Green Dot Public Schools Obligated Group Series A144A	4.00%	8-1-2025	$450,000	$450,255
California School Finance Authority Green Dot Public Schools Obligated Group Series A144A	5.00	8-1-2035	2,525,000	2,572,927
California School Finance Authority Kipp SoCal Public Schools Obligated Group Series A144A	5.00	7-1-2035	1,000,000	1,018,428
California School Finance Authority Lifeline Education Charter School, Inc. Series A144A	5.00	7-1-2045	800,000	749,927
California School Finance Authority Rocketship Education Obligated Group Series A144A	5.00	6-1-2036	945,000	950,197
California School Finance Authority Rocketship Education Obligated Group Series A144A	5.00	6-1-2046	2,100,000	2,055,575
California School Finance Authority Santa Clarita Valley International Charter School Series A144A	4.00	6-1-2041	500,000	420,611
California School Finance Authority Santa Clarita Valley International Charter School Series A144A	4.00	6-1-2051	650,000	502,116
California State University Series A	5.00	11-1-2045	6,400,000	6,618,128
California State University Series A	5.00	11-1-2047	1,000,000	1,044,008
California State University Series A	5.25	11-1-2053	1,000,000	1,147,613
California Statewide CDA Baptist University Series A144A	5.00	11-1-2032	1,135,000	1,160,688
California Statewide CDA Baptist University Series A144A	5.00	11-1-2041	2,875,000	2,858,032
Fullerton PFA Marshall B Ketchum University Series A	4.00	2-1-2051	2,500,000	2,393,930
University of California Series K	4.00	5-15-2046	5,295,000	5,316,256
				60,632,812
GO revenue: 19.65%
Barstow Unified School District Series C (AGM Insured)	5.00	8-1-2050	1,195,000	1,297,768
Bassett Unified School District Series B (BAM Insured)	5.00	8-1-2027	1,050,000	1,093,265
Cerritos Community College District Series D CAB¤	0.00	8-1-2029	1,750,000	1,493,805
Cerritos Community College District Series D CAB¤	0.00	8-1-2033	1,500,000	1,125,563
College of the Sequoias Tulare Area Improvement District No. 3 Series A (AGC Insured)¤	0.00	8-1-2024	1,000,000	980,078
Compton Community College District Series C CAB¤	0.00	8-1-2035	3,445,000	2,355,661
Delano Joint Union High School District Series B (AGM Insured)	5.75	8-1-2035	4,510,000	4,519,071
Escondido Union High School District Series A (AGC Insured)¤	0.00	8-1-2027	8,385,000	7,565,962
Inglewood Unified School District Series B (BAM Insured)	5.00	8-1-2036	200,000	209,543
Inglewood Unified School District Series B (BAM Insured)	5.00	8-1-2038	500,000	521,046
Long Beach Unified School District Series A	5.50	8-1-2026	95,000	95,172
Long Beach Unified School District Series B¤	0.00	8-1-2035	2,000,000	1,394,331
Long Beach Unified School District Series C	4.00	8-1-2053	10,000,000	9,971,150
Merced City School District	5.00	8-1-2045	1,000,000	1,022,193
Merced Union High School District Series C CAB¤	0.00	8-1-2032	3,380,000	2,594,809
Mount San Antonio Community College District Series A CAB¤	0.00	8-1-2024	1,610,000	1,583,048
Norwalk-La Mirada Unified School District Series F	5.00	8-1-2051	7,000,000	7,706,982
Paramount Unified School District CAB¤	0.00	8-1-2033	2,500,000	1,854,824
Pleasanton Unified School District	4.00	8-1-2052	9,340,000	9,438,880
Pomona Unified School District Series A (NPFGC Insured)	6.55	8-1-2029	1,155,000	1,285,514
Poway Unified School District Facilities Improvement District No. 2007-1 Series A¤	0.00	8-1-2024	1,800,000	1,768,512
The accompanying notes are an integral part of these financial statements.
10 | Allspring California Tax-Free Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Rialto Unified School District Series A (AGM Insured)¤	0.00%	8-1-2026	$3,320,000	$3,077,329
Sacramento City Unified School District Series 2013-A (BAM Insured)	5.25	8-1-2033	1,000,000	1,000,931
Sacramento City Unified School District Series C-1 (AGM Insured)	5.00	8-1-2033	2,735,000	2,844,857
San Bernardino City Unified School District Series C (AGM Insured)	5.00	8-1-2040	8,000,000	8,216,034
San Bernardino Community College District Series B	5.00	8-1-2049	5,000,000	5,511,444
San Diego Unified School District Series I	4.00	7-1-2047	2,025,000	2,035,399
San Gorgonio Memorial Health Care District	5.00	8-1-2032	1,750,000	1,752,339
San Gorgonio Memorial Health Care District	5.50	8-1-2028	2,525,000	2,534,994
San Rafael City High School District Series C	4.00	8-1-2043	1,500,000	1,539,903
Santa Ana Unified School District Series B (AGC Insured)¤	0.00	8-1-2038	15,000,000	8,723,691
Sierra Joint Community College District Series C	4.00	8-1-2053	4,000,000	4,058,291
Sierra Kings Health Care District	5.00	8-1-2028	1,000,000	1,021,418
Sierra Kings Health Care District	5.00	8-1-2032	1,500,000	1,531,521
Sierra Kings Health Care District	5.00	8-1-2037	1,750,000	1,776,401
Sonoma Valley Unified School District Series A¤	0.00	8-1-2027	1,020,000	908,766
State of California	4.00	9-1-2043	10,000,000	10,448,765
State of California	5.00	8-1-2046	10,000,000	10,461,202
State of California	5.25	9-1-2053	3,500,000	4,030,994
Tulare Local Health Care District (BAM Insured)	4.00	8-1-2039	1,850,000	1,907,884
Washington Township Health Care District Series B	5.50	8-1-2038	1,500,000	1,513,284
West Contra Costa Unified School District Series B	6.00	8-1-2027	1,080,000	1,212,825
Wiseburn School District (AGC Insured)¤	0.00	8-1-2027	1,525,000	1,372,647
				137,358,096
Health revenue: 14.25%
California HFFA Cedars-Sinai Medical Center Obligated Group Series B	4.00	8-15-2039	10,500,000	10,638,281
California HFFA Children’s Hospital Los Angeles Obligated Group Series A	5.00	8-15-2047	10,050,000	10,235,765
California HFFA El Camino Hospital	5.00	2-1-2035	3,000,000	3,167,306
California HFFA Kaiser Foundation Hospitals Series A-2	4.00	11-1-2051	3,000,000	2,963,876
California HFFA Lundquist Institute For Biomedical Innovation At Harbor-Ucla Medical Center	5.00	9-1-2048	6,095,000	6,143,675
California HFFA Marshall Medical Center Series A	4.00	11-1-2040	1,375,000	1,403,503
California HFFA On Lok Senior Health Services Obligated Group	5.00	8-1-2040	700,000	738,545
California HFFA On Lok Senior Health Services Obligated Group	5.00	8-1-2050	1,000,000	1,026,652
California HFFA Sutter Health Obligated Group Series A	4.00	11-15-2048	5,000,000	4,936,971
California HFFA Sutter Health Obligated Group Series B	5.00	11-15-2046	2,960,000	3,035,531
California Municipal Finance Authority Channing House Series A	5.00	5-15-2034	1,000,000	1,084,048
California Municipal Finance Authority Community Hospitals of Central California Obligated Group Series A	4.00	2-1-2051	1,500,000	1,359,675
California Municipal Finance Authority Eisenhower Medical Center Series A	5.00	7-1-2047	1,400,000	1,419,252
California Municipal Finance Authority HumanGood California Obligated Group	4.00	10-1-2049	2,250,000	2,086,873
California Municipal Finance Authority Inland Christian Home, Inc.	4.00	12-1-2039	1,240,000	1,273,305
California Municipal Finance Authority Inland Christian Home, Inc.	4.00	12-1-2049	2,915,000	2,938,693
The accompanying notes are an integral part of these financial statements.
Allspring California Tax-Free Fund | 11

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
California Municipal Finance Authority Open Door Community Health Centers	4.00%	9-15-2046	$3,300,000	$3,346,322
California Municipal Finance Authority Town & Country Manor of the Christian & Missionary Alliance	5.00	7-1-2039	1,000,000	1,101,437
California Municipal Finance Authority Town & Country Manor of the Christian & Missionary Alliance	5.00	7-1-2049	2,650,000	2,846,959
California PFA Henry Mayo Newhall Hospital Obligated Group	5.00	10-15-2037	500,000	508,661
California PFA Henry Mayo Newhall Hospital Obligated Group	5.00	10-15-2047	5,365,000	5,393,691
California PFA Kendal at Sonoma Obligated Group Series A144A	5.00	11-15-2051	1,255,000	1,123,347
California PFA Kendal at Sonoma Obligated Group Series A144A	5.00	11-15-2056	1,235,000	1,084,061
California Statewide CDA Adventist Health System/West Obligated Group Series A	5.00	3-1-2045	2,500,000	2,541,203
California Statewide CDA Adventist Health System/West Obligated Group Series A	5.00	3-1-2048	5,000,000	5,136,416
California Statewide CDA Enloe Medical Center Obligated Group Series A (AGM Insured)	5.25	8-15-2052	2,000,000	2,210,465
California Statewide CDA Loma Linda University Medical Center Obligated Group Series A	5.25	12-1-2044	5,150,000	5,162,824
California Statewide CDA Marin General Hospital Obligated Group Series A	5.00	8-1-2036	700,000	734,612
California Statewide CDA Marin General Hospital Obligated Group Series A	5.00	8-1-2037	500,000	521,462
California Statewide CDA Marin General Hospital Obligated Group Series A	5.00	8-1-2038	450,000	466,069
California Statewide CDA Odd Fellows Home of California Series A	4.00	4-1-2043	1,900,000	1,934,003
California Statewide CDA Odd Fellows Home of California Series A	4.13	4-1-2053	1,000,000	1,008,982
Palomar Health Obligated Group	5.00	11-1-2042	4,000,000	4,036,549
Regents of the University of California Medical Center Pooled Revenue Series P	4.00	5-15-2053	5,000,000	5,023,623
Washington Township Health Care District Series A	5.00	7-1-2042	1,000,000	1,007,183
				99,639,820
Housing revenue: 11.63%
Alameda County Joint Powers Authority Series A	5.00	12-1-2034	1,005,000	1,006,616
California Community Housing Agency Creekwood Apartments Series A144A	4.00	2-1-2056	3,000,000	1,919,183
California Community Housing Agency Serenity at Larkspur Apartments Series A144A	5.00	2-1-2050	3,000,000	2,331,095
California Enterprise Development Authority	4.00	11-1-2049	1,900,000	1,863,355
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	8,063,846	8,198,915
California Housing Finance Agency Class A Series 2021-2 (FHLMC Insured)	3.75	3-25-2035	123,104	121,637
California Infrastructure & Economic Development Bank South Monterey County Joint Union High School District	5.75	8-15-2029	2,150,000	2,151,888
California Municipal Finance Authority Special Finance Agency XII Allure Apartments Series A2144A	4.38	8-1-2049	1,800,000	1,442,575
California Municipal Finance Authority Special Finance Agency Latitude33 Series A144A	4.00	12-1-2045	1,500,000	1,197,533
California Municipal Finance Authority Caritas Corp. Series B	4.00	8-15-2051	1,340,000	1,179,568
The accompanying notes are an integral part of these financial statements.
12 | Allspring California Tax-Free Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
California Municipal Finance Authority Caritas Project Series A	5.00%	8-15-2029	$500,000	$532,393
California Municipal Finance Authority CHF-Davis I LLC	5.00	5-15-2051	6,700,000	6,831,239
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	4.00	5-15-2033	600,000	629,057
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	4.00	5-15-2034	700,000	731,503
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	4.00	5-15-2035	700,000	729,006
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	4.00	5-15-2036	600,000	620,985
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	4.00	5-15-2037	700,000	718,741
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	4.00	5-15-2038	750,000	761,436
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	4.00	5-15-2040	1,100,000	1,105,693
California Municipal Finance Authority CHF-Riverside II LLC	5.00	5-15-2029	625,000	675,545
California Municipal Finance Authority CHF-Riverside II LLC	5.00	5-15-2052	5,650,000	5,774,799
California State Public Works Board Series I	5.50	11-1-2033	2,000,000	2,000,000
California Statewide CDA Community Improvement Authority 1818 Platinum Triangle-Anaheim Series B144A	4.00	4-1-2057	1,000,000	699,137
California Statewide CDA Community Improvement Authority Altana Apartments Series A-2144A	4.00	10-1-2056	2,000,000	1,486,276
California Statewide CDA Community Improvement Authority Theo Apartments Series B144A	4.00	5-1-2057	1,500,000	1,034,042
California Statewide CDA Community Improvement Authority Towne at Glendale Apartments144A	5.00	9-1-2037	910,000	922,715
California Statewide CDA Uptown Newport Building Owner LP Series BB (East West Bank LOC)ø	3.91	3-1-2057	6,020,000	6,020,000
Compton PFA144A	4.00	9-1-2027	4,595,000	4,543,952
Fresno Joint Powers Financing Authority Master Lease Projects Series A (AGM Insured)	4.00	4-1-2046	1,225,000	1,235,553
Independent Cities Finance Authority Millennium Housing of California	5.00	5-15-2048	2,000,000	2,070,705
Independent Cities Finance Authority San Juan Mobile Estates	5.00	8-15-2030	1,000,000	1,035,620
Independent Cities Finance Authority Santa Rosa Leisure Mobile Home Park	5.00	8-15-2046	1,570,000	1,603,365
Los Angeles County Public Works Financing Authority Series A	5.00	12-1-2039	2,860,000	2,899,647
Montclair Financing Authority Public Facilities Projects (AGM Insured)	5.00	10-1-2035	2,400,000	2,426,840
Riverside County Asset Leasing Corp. (NPFGC Insured)¤	0.00	6-1-2026	10,000,000	9,237,720
Sacramento City Financing Authority (BAM Insured)	5.00	12-1-2035	1,300,000	1,359,618
Sacramento City Schools Joint Powers Financing Authority Sacramento City Unified School District Series A (BAM Insured)	5.00	3-1-2040	2,165,000	2,169,829
				81,267,781
Miscellaneous revenue: 7.25%
California Municipal Finance Authority Palomar Health Obligated Group Series A (AGM Insured)	5.25	11-1-2052	1,500,000	1,682,605
California Municipal Finance Authority Southwestern Law School	4.00	11-1-2041	575,000	554,523
The accompanying notes are an integral part of these financial statements.
Allspring California Tax-Free Fund | 13

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
California Statewide Communities Development Authority Series 2021-A	4.00%	9-2-2041	$995,000	$905,581
California Statewide Communities Development Authority Series A	5.00	9-2-2047	1,995,000	2,061,026
City of Irvine Reassessment District No. 15-2	5.00	9-2-2025	725,000	743,621
City of Irvine Reassessment District No. 15-2	5.00	9-2-2026	400,000	411,394
City of Irvine Reassessment District No. 15-2	5.00	9-2-2042	1,495,000	1,519,856
City of Porterville Water Revenue System Financing Project (AGM Insured)	4.00	8-15-2050	1,000,000	1,005,220
City of Upland San Antonio Regional Hospital Obligated Group COP	5.00	1-1-2047	1,955,000	2,006,200
Fullerton Joint Union High School District COP (BAM Insured)	5.00	9-1-2035	1,385,000	1,441,601
Hayward Unified School District COP	5.25	8-1-2052	8,000,000	8,363,326
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AGM Insured)144A	4.00	6-1-2041	1,700,000	1,742,573
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AGM Insured)144A	4.00	6-1-2051	750,000	750,721
Jefferson Union High School District Teacher & Staff Housing Project COP (BAM Insured)	4.00	8-1-2045	1,400,000	1,414,877
Lassen Municipal Utility District COP	4.00	5-1-2038	2,615,000	2,572,688
Lassen Municipal Utility District COP	4.00	5-1-2041	2,250,000	2,192,894
Lassen Municipal Utility District COP	4.00	5-1-2046	4,395,000	4,192,833
Lassen Municipal Utility District COP	4.00	5-1-2051	2,340,000	2,175,890
Modesto Irrigation District Electric System Revenue Series A	5.00	10-1-2040	3,500,000	3,606,452
Mountain House PFA Community Services District Series A	5.00	12-1-2034	535,000	575,292
North Coast County Water District COP (AGM Insured)	4.00	10-1-2051	1,745,000	1,764,537
Pajaro Valley Water Management Agency Series C COP (BAM Insured)	4.13	3-1-2053	4,250,000	4,277,650
San Marino Unified School District Series A COP	5.00	12-1-2041	500,000	500,363
Stockton Unified School District COP	5.00	2-1-2033	550,000	597,096
Sutter Butte Flood Control Agency Assessment District (BAM Insured)	5.00	10-1-2040	3,545,000	3,654,650
				50,713,469
Tax revenue: 15.00%
California Statewide CDA Community Facilities District No. 2017	5.00	9-1-2048	5,000,000	5,162,080
California Statewide CDA Community Facilities District No. 2020-02 Area No. 1	4.00	9-1-2051	1,150,000	1,050,044
Cathedral City Redevelopment Successor Agency Series A (AGM Insured)	5.00	8-1-2032	1,450,000	1,464,840
Cathedral City Redevelopment Successor Agency Series A (AGM Insured)	5.00	8-1-2033	880,000	888,572
Chino Community Facilities District No. 2003-3 Improvement Area No. 7	5.00	9-1-2048	2,500,000	2,564,019
Chula Vista Community Facilities District No. 06-1 Area No. 1	5.00	9-1-2043	445,000	463,357
Chula Vista Community Facilities District No. 06-1 Area No. 1	5.00	9-1-2048	895,000	922,485
City & County of San Francisco Community Facilities District No. 2016-1 Area No. 1 Series 2021	4.00	9-1-2041	1,000,000	956,243
City & County of San Francisco Community Facilities District No. 2016-1 Area No. 1 Series 2021	4.00	9-1-2051	1,250,000	1,101,960
The accompanying notes are an integral part of these financial statements.
14 | Allspring California Tax-Free Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
City & County of San Francisco Community Facilities District No. 2016-1 Series A144A	4.00%	9-1-2052	$1,750,000	$1,524,418
City & County of San Francisco Community Facilities District No. 2016-1 Series A	5.00	9-1-2052	1,000,000	1,056,377
City of Belmont Community Facilities District No. 2000-1 (Ambac Insured)	5.75	8-1-2030	3,190,000	3,620,009
City of Fremont Community Facilities District No. 1	5.00	9-1-2040	2,700,000	2,741,188
City of Los Angeles Community Facilities District No. 11	4.00	9-1-2046	1,250,000	1,133,128
City of Roseville Creekview Community Facilities District No. 1	5.00	9-1-2045	1,280,000	1,324,686
City of Sacramento Transient Occupancy Tax Revenue Series A	5.00	6-1-2048	3,750,000	3,927,226
City of San Clemente Community Facilities District No. 2006-1	5.00	9-1-2040	965,000	980,653
City of San Clemente Community Facilities District No. 2006-1	5.00	9-1-2046	1,175,000	1,190,375
Corona Community Facilities District No. 2018-1 Improvement Area No. 1 Series A	5.00	9-1-2048	1,000,000	1,026,997
Corona-Norco Unified School District Community Facilities District No. 16-1	5.00	9-1-2048	1,500,000	1,539,684
County of San Bernardino Community Facilities District No. 2006-1 Area No. 6	5.00	9-1-2048	1,200,000	1,236,851
Dinuba Redevelopment Agency Merged City Redevelopment Project (BAM Insured)	5.00	9-1-2033	1,500,000	1,527,648
Elk Grove Finance Authority (BAM Insured)	5.00	9-1-2038	1,500,000	1,536,170
Fairfield Community Facilities District No. 2019-1 Area No. 1 Series A144A	5.00	9-1-2050	3,000,000	3,054,841
Folsom Ranch Financing Authority Community Facilities District No. 20	5.00	9-1-2048	1,650,000	1,685,276
Inglewood Redevelopment Successor Agency Merged Redevelopment Project Series A (BAM Insured)	5.00	5-1-2034	500,000	535,445
Inglewood Redevelopment Successor Agency Merged Redevelopment Project Series A (BAM Insured)	5.00	5-1-2038	305,000	324,573
Inland Valley Development Agency Series A	5.25	9-1-2037	4,000,000	4,007,528
Irvine Facilities Financing Authority Community Facilities District No. 2013-3 Series A (BAM Insured)	4.00	9-1-2058	2,200,000	2,173,701
Lafayette Redevelopment Successor Agency (AGM Insured)	5.00	8-1-2033	1,500,000	1,524,221
Lafayette Redevelopment Successor Agency (AGM Insured)	5.00	8-1-2038	1,635,000	1,653,905
Lancaster Redevelopment Successor Agency Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2033	1,200,000	1,278,153
Marina Redevelopment Successor Agency Series A	5.00	9-1-2033	340,000	358,635
Marina Redevelopment Successor Agency Series A	5.00	9-1-2038	400,000	418,839
Marina Redevelopment Successor Agency Series B	5.00	9-1-2033	250,000	263,786
Marina Redevelopment Successor Agency Series B	5.00	9-1-2038	250,000	261,774
Oakland Redevelopment Successor Agency Series TE (AGM Insured)	5.00	9-1-2035	2,545,000	2,626,706
Oakland Redevelopment Successor Agency Series TE (AGM Insured)	5.00	9-1-2036	4,000,000	4,113,954
Orange County Community Facilities District No. 2015-1 Series A	5.25	8-15-2045	1,950,000	1,981,317
Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue Series A	5.00	6-1-2051	4,000,000	4,379,165
Rancho Cucamonga Redevelopment Successor Agency (AGM Insured)	5.00	9-1-2032	1,870,000	1,893,527
Redwood City Redevelopment Successor Agency (Ambac Insured)¤	0.00	7-15-2030	3,505,000	2,859,519
Rio Vista Community Facilities District No. 2018-1	5.00	9-1-2048	1,185,000	1,206,343
The accompanying notes are an integral part of these financial statements.
Allspring California Tax-Free Fund | 15

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
River Islands PFA Community Facilities District No. 2016 (AGM Insured)	5.25%	9-1-2052	$2,000,000	$2,200,370
Riverside County Community Facilities Districts No. 05-8	5.00	9-1-2048	1,600,000	1,642,329
Romoland School District Community Facilities District No. 2004-1 Area No. 4	5.00	9-1-2048	3,000,000	3,088,293
San Francisco City & County Redevelopment Successor Agency Mission Bay South Project Series D CAB144A¤	0.00	8-1-2026	4,000,000	3,546,621
San Francisco City & County Redevelopment Successor Agency Mission Bay South Redevelopment Area Tax Increment Financing District Series A	5.00	8-1-2043	2,500,000	2,510,350
San Francisco City & County Redevelopment Successor Agency Transbay Infrastructure Project Series B (AGM Insured)	5.00	8-1-2046	1,500,000	1,583,454
San Francisco City & County Redevelopment Successor Agency Transbay Infrastructure Project Series B (AGM Insured)	5.25	8-1-2053	2,250,000	2,510,462
San Marcos Unified School District Community Facilities District No. 4 (BAM Insured)	5.00	9-1-2034	1,705,000	1,728,009
San Marcos Unified School District Community Facilities District No. 5 (BAM Insured)	5.00	9-1-2028	1,290,000	1,306,984
San Marcos Unified School District Community Facilities District No. 5 (BAM Insured)	5.00	9-1-2029	1,325,000	1,342,444
Sonoma Community Development Successor Agency (NPFGC Insured)	5.00	6-1-2033	1,325,000	1,405,591
Temescal Valley Water District Community Facilities District No. 4 Area No. 2	4.00	9-1-2051	930,000	811,513
Tracy Community Facilities District No. 2016-01 Improvement Area No. 1	5.00	9-1-2048	2,750,000	2,798,376
Tustin Community Facilities District No. 06-1 Series A	5.00	9-1-2040	750,000	762,528
Tustin Community Facilities District No. 06-1 Series A	5.00	9-1-2045	1,000,000	1,012,990
Union City Community Redevelopment Successor Agency Series A	5.00	10-1-2036	1,000,000	1,033,968
				104,824,500
Tobacco revenue: 0.60%
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series B-2 CAB¤	0.00	6-1-2055	14,000,000	2,523,391
California County Tobacco Securitization Agency Merced County Tobacco Funding Corp. Series B	5.00	6-1-2050	1,125,000	1,134,103
Tobacco Securitization Authority of Northern California Sacramento County Tobacco Securitization Corp. Class 2 Series B2 CAB¤	0.00	6-1-2060	3,250,000	540,120
				4,197,614
Transportation revenue: 1.00%
Bay Area Toll Authority Series A (Barclays Bank PLC LOC)ø	3.90	4-1-2055	5,000,000	5,000,000
Riverside County Transportation Commission Series B1	4.00	6-1-2046	2,000,000	2,003,391
				7,003,391
Utilities revenue: 7.55%
Banning Financing Authority Electric System Project (AGM Insured)	5.00	6-1-2037	5,000,000	5,158,151
California Community Choice Financing Authority Series Cøø	5.25	1-1-2054	2,500,000	2,644,553
California Community Choice Financing Authority Series Gøø	5.25	11-1-2054	5,000,000	5,413,893
The accompanying notes are an integral part of these financial statements.
16 | Allspring California Tax-Free Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
City of Burbank Electric Revenue	5.00%	6-1-2053	$5,620,000	$6,176,168
Imperial Irrigation District Electric System Revenue Series A	5.00	11-1-2040	3,715,000	3,837,553
Imperial Irrigation District Electric System Revenue Series A	5.00	11-1-2045	1,060,000	1,089,926
Imperial Irrigation District Electric System Revenue Series C	5.00	11-1-2038	2,500,000	2,615,202
Los Angeles Department of Water & Power Series E	5.00	7-1-2053	2,500,000	2,825,642
Los Angeles Department of Water & Power System Revenue Series A-1ø	0.65	7-1-2035	5,000,000	5,000,000
M-S-R Energy Authority Series B	7.00	11-1-2034	4,000,000	5,147,145
M-S-R Energy Authority Series C	6.13	11-1-2029	865,000	938,243
Redding Joint Powers Financing Authority Series A	5.00	6-1-2032	440,000	460,756
Roseville Natural Gas Financing Authority	5.00	2-15-2025	1,930,000	1,950,955
Sacramento Municipal Utility District Series K	5.00	8-15-2053	3,000,000	3,397,561
Southern California Public Power Authority Los Angeles Department of Water & Power Power System Revenue Series 1	5.25	7-1-2053	1,700,000	1,949,753
Southern California Public Power Authority Project No. 3 Series A	5.25	11-1-2025	1,000,000	1,026,650
Walnut Energy Center Authority Series A	5.00	1-1-2034	3,115,000	3,142,538
				52,774,689
Water & sewer revenue: 4.22%
Adelanto Public Utility Authority Series A (AGM Insured)	5.00	7-1-2039	2,000,000	2,133,502
California PCFA Poseidon Resources Channelside LP AMT144A	5.00	11-21-2045	2,615,000	2,678,550
City of Compton Sewer Revenue	6.00	9-1-2039	1,775,000	1,775,225
City of Tulare Sewer Revenue (AGM Insured)	5.00	11-15-2041	1,500,000	1,545,698
Florin Resource Conservation District Series A (NPFGC Insured)	5.00	9-1-2032	2,000,000	2,024,488
Los Angeles Department of Water & Power Water System Revenue Series A-1ø	3.92	7-1-2049	4,000,000	4,000,000
Merced Irrigation District Series A (AGM Insured)	5.00	10-1-2038	4,000,000	4,052,708
Metropolitan Water District of Southern California Series A	5.00	4-1-2053	10,000,000	11,306,735
				29,516,906
				677,335,901
Guam: 0.29%
Miscellaneous revenue: 0.14%
Territory of Guam Series F	4.00	1-1-2036	1,000,000	1,010,726
Water & sewer revenue: 0.15%
Guam Government Waterworks Authority Series A	5.00	1-1-2050	1,000,000	1,029,229
				2,039,955
Illinois: 0.14%
GO revenue: 0.14%
State of Illinois Series B	4.50	5-1-2048	1,000,000	1,004,684
New York: 1.46%
Industrial development revenue: 0.74%
New York Transportation Development Corp. Delta Air Lines, Inc. Series A AMT	5.00	1-1-2029	5,000,000	5,149,991
The accompanying notes are an integral part of these financial statements.
Allspring California Tax-Free Fund | 17

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.72%
New York City Transitional Finance Authority Future Tax Secured Revenue Series E1	3.00%	2-1-2051	$3,360,000	$2,634,940
New York State Dormitory Authority Personal Income Tax Revenue Series A	3.00	3-15-2050	3,000,000	2,391,406
				5,026,346
				10,176,337
Ohio: 0.08%
Tobacco revenue: 0.08%
Buckeye Tobacco Settlement Financing Authority Class 2 Series B-3 CAB¤	0.00	6-1-2057	5,000,000	536,106
Texas: 0.07%
Resource recovery revenue: 0.07%
Port of Port Arthur Navigation District Motiva Enterprises LLCø	4.65	4-1-2040	500,000	500,000
Total municipal obligations (Cost $692,060,208)				691,592,983

		Yield	Shares
Short-term investments: 0.08%
Investment companies: 0.08%
Allspring Municipal Cash Management Money Market Fund Institutional Class♠∞		4.12	591,336	591,455
Total short-term investments (Cost $591,455)				591,455
Total investments in securities (Cost $692,651,663)	99.01%			692,184,438
Other assets and liabilities, net	0.99			6,893,532
Total net assets	100.00%			$699,077,970

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.
18 | Allspring California Tax-Free Fund

Portfolio of investments—December 31, 2023 (unaudited)

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
COP	Certificate of participation
FHLMC	Federal Home Loan Mortgage Corporation
GO	General obligation
HFFA	Health Facilities Financing Authority
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$16,409,618	$141,334,004	$(157,152,167)	$247	$(247)	$591,455	591,336	$248,011
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	162	3-19-2024	$17,687,446	$18,288,281	$600,835	$0
The accompanying notes are an integral part of these financial statements.
Allspring California Tax-Free Fund | 19

Statement of assets and liabilities—December 31, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $692,060,208)	$691,592,983
Investments in affiliated securities, at value (cost $591,455)	591,455
Cash	721
Cash at broker segregated for futures contracts	1,260,000
Receivable for interest	8,393,867
Receivable for Fund shares sold	366,030
Receivable for investments sold	140,000
Prepaid expenses and other assets	73,059
Total assets	702,418,115
Liabilities
Payable for Fund shares redeemed	2,459,381
Dividends payable	442,058
Management fee payable	184,487
Administration fees payable	71,029
Distribution fee payable	5,688
Trustees’ fees and expenses payable	2,376
Accrued expenses and other liabilities	175,126
Total liabilities	3,340,145
Total net assets	$699,077,970
Net assets consist of
Paid-in capital	$782,843,536
Total distributable loss	(83,765,566)
Total net assets	$699,077,970
Computation of net asset value and offering price per share
Net assets–Class A	$311,548,927
Shares outstanding–Class A1	29,110,568
Net asset value per share–Class A	$10.70
Maximum offering price per share – Class A2	$11.20
Net assets–Class C	$8,676,341
Shares outstanding–Class C1	795,006
Net asset value per share–Class C	$10.91
Net assets–Administrator Class	$144,808,239
Shares outstanding–Administrator Class[1]	13,504,895
Net asset value per share–Administrator Class	$10.72
Net assets–Institutional Class	$234,044,463
Shares outstanding–Institutional Class[1]	21,827,922
Net asset value per share–Institutional Class	$10.72
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
20 | Allspring California Tax-Free Fund

Statement of operations—six months ended December 31, 2023 (unaudited)
Statement of operations
Investment income
Interest	$14,386,263
Income from affiliated securities	248,011
Total investment income	14,634,274
Expenses
Management fee	1,398,094
Administration fees
Class A	235,813
Class C	6,785
Administrator Class	78,480
Institutional Class	92,757
Shareholder servicing fees
Class A	392,590
Class C	11,301
Administrator Class	195,608
Distribution fee
Class C	33,904
Custody and accounting fees	9,968
Professional fees	42,027
Registration fees	30,065
Shareholder report expenses	14,006
Trustees’ fees and expenses	13,709
Other fees and expenses	9,028
Total expenses	2,564,135
Less: Fee waivers and/or expense reimbursements
Fund-level	(102,090)
Class A	(71,981)
Class C	(2,046)
Administrator Class	(152,931)
Net expenses	2,235,087
Net investment income	12,399,187
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(711,208)
Affiliated securities	247
Futures contracts	(2,104,304)
Net realized losses on investments	(2,815,265)
Net change in unrealized gains (losses) on
Unaffiliated securities	10,932,903
Affiliated securities	(247)
Futures contracts	1,200,505
Net change in unrealized gains (losses) on investments	12,133,161
Net realized and unrealized gains (losses) on investments	9,317,896
Net increase in net assets resulting from operations	$21,717,083
The accompanying notes are an integral part of these financial statements.
Allspring California Tax-Free Fund | 21

Statement of changes in net assets
Statement of changes in net assets
	Six months ended December 31, 2023 (unaudited)		Year ended June 30, 2023
Operations
Net investment income		$12,399,187		$27,216,928
Net realized losses on investments		(2,815,265)		(34,011,995)
Net change in unrealized gains (losses) on investments		12,133,161		18,425,262
Net increase in net assets resulting from operations		21,717,083		11,630,195
Distributions to shareholders from
Net investment income and net realized gains
Class A		(5,308,390)		(11,004,801)
Class C		(118,749)		(251,461)
Administrator Class		(2,804,299)		(7,166,876)
Institutional Class		(4,225,659)		(8,793,753)
Total distributions to shareholders		(12,457,097)		(27,216,891)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,105,944	11,327,296	1,788,917	18,756,448
Class C	41,952	445,420	113,070	1,205,517
Administrator Class	4,751,799	49,326,655	10,394,387	110,089,691
Institutional Class	5,779,446	59,302,169	12,102,657	128,041,745
		120,401,540		258,093,401
Reinvestment of distributions
Class A	493,833	5,091,377	991,921	10,425,233
Class C	11,355	118,749	23,289	249,534
Administrator Class	266,727	2,750,531	664,062	6,992,839
Institutional Class	204,197	2,111,526	365,863	3,853,429
		10,072,183		21,521,035
Payment for shares redeemed
Class A	(3,956,231)	(40,993,522)	(10,050,368)	(106,466,759)
Class C	(177,830)	(1,865,367)	(280,111)	(3,014,550)
Administrator Class	(7,907,052)	(79,941,956)	(26,824,331)	(280,817,286)
Institutional Class	(7,144,894)	(73,770,707)	(18,032,227)	(189,734,272)
		(196,571,552)		(580,032,867)
Net decrease in net assets resulting from capital share transactions		(66,097,829)		(300,418,431)
Total decrease in net assets		(56,837,843)		(316,005,127)
Net assets
Beginning of period		755,915,813		1,071,920,940
End of period		$699,077,970		$755,915,813
The accompanying notes are an integral part of these financial statements.
22 | Allspring California Tax-Free Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2023 (unaudited)	Year ended June 30
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.52	$10.65	$12.13	$11.91	$11.91	$11.64
Net investment income	0.17 [1]	0.33	0.30	0.32	0.35	0.37
Net realized and unrealized gains (losses) on investments	0.18	(0.13)	(1.48)	0.22	0.00 [2]	0.28
Total from investment operations	0.35	0.20	(1.18)	0.54	0.35	0.65
Distributions to shareholders from
Net investment income	(0.17)	(0.33)	(0.30)	(0.32)	(0.35)	(0.38)
Net asset value, end of period	$10.70	$10.52	$10.65	$12.13	$11.91	$11.91
Total return[3]	3.45%	1.90%	(9.90)%	4.59%	2.93%	5.70%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.83%	0.81%	0.81%	0.81%	0.83%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	3.36%	3.10%	2.57%	2.66%	2.92%	3.22%
Supplemental data
Portfolio turnover rate	8%	15%	17%	9%	23%	9%
Net assets, end of period (000s omitted)	$311,549	$331,000	$412,553	$486,668	$494,450	$482,395

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring California Tax-Free Fund | 23

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2023 (unaudited)	Year ended June 30
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.73	$10.86	$12.37	$12.14	$12.15	$11.87
Net investment income	0.14 [1]	0.26	0.22	0.24	0.27	0.29
Net realized and unrealized gains (losses) on investments	0.18	(0.14)	(1.51)	0.23	(0.02)	0.29
Total from investment operations	0.32	0.12	(1.29)	0.47	0.25	0.58
Distributions to shareholders from
Net investment income	(0.14)	(0.25)	(0.22)	(0.24)	(0.26)	(0.30)
Net asset value, end of period	$10.91	$10.73	$10.86	$12.37	$12.14	$12.15
Total return[2]	3.03%	1.16%	(10.58)%	3.86%	2.08%	4.95%
Ratios to average net assets (annualized)
Gross expenses	1.58%	1.58%	1.56%	1.56%	1.56%	1.58%
Net expenses	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income	2.61%	2.35%	1.80%	1.91%	2.18%	2.47%
Supplemental data
Portfolio turnover rate	8%	15%	17%	9%	23%	9%
Net assets, end of period (000s omitted)	$8,676	$9,864	$11,548	$19,066	$27,413	$32,758

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
24 | Allspring California Tax-Free Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2023 (unaudited)	Year ended June 30
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.54	$10.67	$12.16	$11.93	$11.94	$11.66
Net investment income	0.18 [1]	0.35	0.32	0.34	0.37	0.40
Net realized and unrealized gains (losses) on investments	0.19	(0.13)	(1.49)	0.24	(0.01)	0.28
Total from investment operations	0.37	0.22	(1.17)	0.58	0.36	0.68
Distributions to shareholders from
Net investment income	(0.19)	(0.35)	(0.32)	(0.35)	(0.37)	(0.40)
Net asset value, end of period	$10.72	$10.54	$10.67	$12.16	$11.93	$11.94
Total return[2]	3.55%	2.11%	(9.77)%	4.89%	3.05%	5.99%
Ratios to average net assets (annualized)
Gross expenses	0.77%	0.77%	0.75%	0.75%	0.75%	0.77%
Net expenses	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	3.56%	3.27%	2.78%	2.86%	3.13%	3.43%
Supplemental data
Portfolio turnover rate	8%	15%	17%	9%	23%	9%
Net assets, end of period (000s omitted)	$144,808	$172,774	$343,154	$382,093	$301,919	$231,252

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring California Tax-Free Fund | 25

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2023 (unaudited)	Year ended June 30
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.54	$10.67	$12.16	$11.93	$11.94	$11.66
Net investment income	0.19 [1]	0.36	0.33	0.35	0.38	0.41
Net realized and unrealized gains (losses) on investments	0.18	(0.13)	(1.49)	0.23	(0.01)	0.28
Total from investment operations	0.37	0.23	(1.16)	0.58	0.37	0.69
Distributions to shareholders from
Net investment income	(0.19)	(0.36)	(0.33)	(0.35)	(0.38)	(0.41)
Net asset value, end of period	$10.72	$10.54	$10.67	$12.16	$11.93	$11.94
Total return[2]	3.59%	2.18%	(9.71)%	4.96%	3.12%	6.07%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.50%	0.48%	0.48%	0.48%	0.50%
Net expenses	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	3.63%	3.36%	2.83%	2.93%	3.19%	3.49%
Supplemental data
Portfolio turnover rate	8%	15%	17%	9%	23%	9%
Net assets, end of period (000s omitted)	$234,044	$242,279	$304,666	$384,108	$328,107	$293,180

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
26 | Allspring California Tax-Free Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring California Tax-Free Fund  (the “Fund”) which is a non-diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Allspring California Tax-Free Fund | 27

Notes to financial statements (unaudited)
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2023, the aggregate cost of all investments for federal income tax purposes was $692,051,993 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$18,809,342
Gross unrealized losses	(18,076,062)
Net unrealized gains	$733,280
As of June 30, 2023, the Fund had capital loss carryforwards which consisted of $47,829,369 in short-term capital losses and $33,723,516 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$691,592,983	$0	$691,592,983
Short-term investments
Investment companies	591,455	0	0	591,455
	$591,455	$691,592,983	$0	$692,184,438
Futures contracts	600,835	0	0	600,835
Total assets	$1,192,290	$691,592,983	$0	$692,785,273
28 | Allspring California Tax-Free Fund

Notes to financial statements (unaudited)
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At December 31, 2023, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended December 31, 2023, the management fee was equivalent to an annual rate of 0.39% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of December 31, 2023, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class A	0.75%
Class C	1.50
Administrator Class	0.55
Institutional Class	0.48
Allspring California Tax-Free Fund | 29

Notes to financial statements (unaudited)
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2023, Allspring Funds Distributor received $900 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $15,000,000, $8,000,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2023.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2023 were $57,196,188 and $95,037,689, respectively.
6.
DERIVATIVE TRANSACTIONS
During the six months ended December 31, 2023, the Fund entered into futures contracts as a tactical move to take advantage of dislocation in the market. The Fund had an average notional amount of $50,604,745 in long futures contracts during the six months ended December 31, 2023.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended December 31, 2023, there were no borrowings by the Fund under the agreement.
8.
CONCENTRATION RISK
The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territory of the U.S.  Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund. As of the end of the period, the Fund’s  investments were concentrated in the state of California.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
30 | Allspring California Tax-Free Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring California Tax-Free Fund | 31

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 117 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

32 | Allspring California Tax-Free Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

Allspring California Tax-Free Fund | 33

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

34 | Allspring California Tax-Free Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-01052024-cjenfn13 02-24
SAR0032 12-23

Allspring High Yield Municipal Bond Fund
Semi-Annual Report
December 31, 2023

The views expressed and any forward-looking statements are as of December 31, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring High Yield Municipal Bond Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring High Yield Municipal Bond Fund for the six-month period that ended December 31, 2023. Globally, stocks and bonds experienced high levels of volatility during the period but gained overall. The market was focused on the impact of ongoing aggressive central bank rate hikes on persistently high inflation. As inflation finally gradually declined, anticipation rose over an end to the central bank monetary tightening cycle. For the six-month period, domestic U.S. and global stocks and bonds had positive overall results, with U.S. stocks leading the way. After suffering deep and broad losses through 2022, bonds now benefit from a base of higher yields that can help generate higher income.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 8.04%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 5.61% while the MSCI EM Index (Net) (USD)3 returned 4.71%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 3.37%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 4.85%, the Bloomberg Municipal Bond Index6 returned 3.63%, and the ICE BofA U.S. High Yield Index7 returned 7.67%.
Still focused on high inflation and elevated central bank rates, markets were volatile.
The six-month period began on a positive note in July for stocks as well as bonds. Riskier sectors and regions tended to do well, as investors grew more optimistic regarding economic prospects. With strong second quarter gross domestic product (GDP) growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. The Federal Reserve (Fed), the European Central Bank (ECB), and the Bank of England (BoE) all raised their respective key interest rates by 0.25% in July. In the Fed’s case, speculation grew that it could be very close to the end of its tightening cycle. Meanwhile, China’s economy showed signs of stagnation, renewing concerns of global fallout.
Stocks retreated in August while monthly bond returns were flat overall. Increased global market volatility reflected unease over the Chinese property market being stressed along with weak Chinese economic data. However, speculation grew over a possible end to the Fed’s campaign of interest rate increases or at least a pause in September. U.S. economic data generally remained solid, with resilient job market data and inflation ticking up slightly in August, as the annual Consumer Price Index (CPI)8 rose 3.7%. However, the three-month trend for Core CPI9, stood at an annualized 2.4%.
“ With strong
second-quarter gross
domestic product
growth—initially
estimated at 2.4%—and
U.S. annual inflation easing steadily to 3.2%
in July, hopes for a soft
economic landing grew. ”
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
8
The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
9
The Core CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services excluding energy and food prices. You cannot invest directly in an index.
2 | Allspring High Yield Municipal Bond Fund

Letter to shareholders (unaudited)
Stocks and bonds both had negative overall returns in September as investors reluctantly recited the new chorus of “higher for longer,” led by the Fed’s determination not to lower interest rates until it knows it has vanquished its pesky opponent—higher-than-targeted inflation. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index1 and the CPI—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily but looming in the coming months.
October was a tough month for financial markets overall. Key global indexes were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict, and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third quarter GDP was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter as the Federal Open Market Committee held rates steady at its December meeting.
The broad year-end rally among stocks and bonds that began in November continued through December as investors became more confident that monetary policy would ease in 2024. Supporting the bubbly market mood were a series of reports confirming lower inflationary trends in the U.S. and Europe. During the period, it appeared more likely that the U.S. economy could achieve a soft landing, cooling enough to lower inflation without the pain of a recession. However, by year-end, an expectations gap developed. Capital markets priced in a total of 1.50 percentage points in federal funds rate cuts in 2024, twice as much as the three cuts of 0.25% hinted at by Fed officials.
1
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It is sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
Allspring High Yield Municipal Bond Fund | 3

Letter to shareholders (unaudited)
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
4 | Allspring High Yield Municipal Bond Fund

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

Allspring High Yield Municipal Bond Fund | 5

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks high current income exempt from federal income tax, and capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Dennis Derby, Terry J. Goode, Kerry Laurin

Average annual total returns (%) as of December 31, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (WHYMX)	1-31-2013	1.53	0.90	3.54	6.34	1.84	4.02	1.07	0.81
Class C (WHYCX)	1-31-2013	4.55	1.08	3.40	5.55	1.08	3.40	1.82	1.56
Class R6 (EKHRX)[3]	7-31-2018	–	–	–	6.66	2.15	4.31	0.70	0.51
Administrator Class (WHYDX)	1-31-2013	–	–	–	6.33	1.95	4.12	1.02	0.71
Institutional Class (WHYIX)	1-31-2013	–	–	–	6.60	2.09	4.28	0.75	0.56
Bloomberg Municipal Bond Index[4]	–	–	–	–	6.40	2.25	3.03	–	–
High Yield Municipal Bond Blended Index[5]	–	–	–	–	8.09	3.02	4.23	–	–
Bloomberg High Yield Municipal Bond Index[6]	–	–	–	–	9.21	3.49	5.00	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report, which do not include acquired fund fees and expenses.

[2]
The manager has contractually committed through October 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.80% for Class A, 1.55% for Class C, 0.50% for Class R6, 0.70% for Administrator Class and 0.55% for Institutional Class. Brokerage
commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees.
Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[4]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[5]
Source:  Allspring Funds Management, LLC. The High Yield Municipal Bond Blended Index is composed 60% of the Bloomberg High Yield Municipal Bond Index and 40% of
the Bloomberg Municipal Bond Index. You cannot invest directly in an index.

[6]
The Bloomberg High Yield Municipal Bond Index measures the non-investment-grade and nonrated U.S. dollar–denominated, fixed-rate, tax-exempt bond market within the 50 United States and four other qualifying regions (Washington, D.C.; Puerto Rico; Guam; and the Virgin Islands). The index allows state and local general obligation, revenue, insured, and prefunded bonds; however, historically the index has been composed of mostly revenue bonds. You cannot invest directly in an index.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax. Any capital gains distributions may be taxable.

6 | Allspring High Yield Municipal Bond Fund

Performance highlights (unaudited)

Credit quality as of December 31, 2023[1]

1%
AAA/Aaa
2%
AA/Aa
14%
A/A
28%
BBB/Baa
13%
BB/Ba
42%
Not rated

[1]
The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D
(lowest). Ratings from A to CCC may be modified by the addition of a plus
(+) or minus (-) sign to show relative standing within the rating categories.
Standard & Poor’s rates the creditworthiness of short-term notes from
SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from
MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

Effective maturity distribution as of December 31, 2023[1]

8%
0-1 year
5%
1-3 year(s)
4%
3-5 years
5%
5-10 years
22%
10-20 years
49%
20-30 years
7%
30+ years

[1]	Figures represent the percentage of the Fund’s long-term investments. These amounts are subject to change and may have changed since the date specified.

Allspring High Yield Municipal Bond Fund | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2023 to December 31, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 7-1-2023	Ending account value 12-31-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,027.10	$4.05	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$4.04	0.80%
Class C
Actual	$1,000.00	$1,023.20	$7.84	1.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.25	$7.82	1.55%
Class R6
Actual	$1,000.00	$1,028.60	$2.54	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.50	$2.53	0.50%
Administrator Class
Actual	$1,000.00	$1,027.60	$3.55	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	$3.54	0.70%
Institutional Class
Actual	$1,000.00	$1,028.30	$2.79	0.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.25	$2.78	0.55%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one-half-year period).

8 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 96.03%
Alabama: 1.48%
Education revenue: 0.92%
Jacksonville Public Educational Building Authority Jacksonville State University Series A (AGM Insured)	5.00%	8-1-2054	$1,200,000	$1,272,324
Water & sewer revenue: 0.56%
County of Jefferson Sewer Revenue Series B CAB (AGM Insured)¤	0.00	10-1-2027	920,000	769,754
				2,042,078
Arizona: 1.04%
Education revenue: 0.43%
IDA of the City of Phoenix Arizona Legacy Traditional School Obligated Group Series A144A	6.50	7-1-2034	500,000	505,248
IDA of the County of Pima Partnership with Parents, Inc.	6.00	5-1-2024	85,000	85,427
				590,675
Health revenue: 0.61%
Tempe IDA Mirabella at ASU, Inc. Series A144A	6.13	10-1-2052	1,400,000	840,658
				1,431,333
Arkansas: 0.73%
Industrial development revenue: 0.73%
Arkansas Development Finance Authority United States Steel Corp. AMT	5.45	9-1-2052	1,000,000	999,920
California: 4.19%
Airport revenue: 0.74%
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A AMT	5.00	12-31-2043	1,000,000	1,026,284
Education revenue: 0.14%
California Infrastructure & Economic Development Bank WFCS Holdings II LLC Series A-1144A	5.00	1-1-2056	250,000	192,668
Health revenue: 0.33%
California PFA Kendal at Sonoma Obligated Group Series A144A	5.00	11-15-2046	500,000	459,735
Housing revenue: 1.33%
California Community Housing Agency Creekwood Apartments Series A144A	4.00	2-1-2056	500,000	319,864
California Statewide CDA Community Improvement Authority 1818 Platinum Triangle-Anaheim Series B144A	4.00	4-1-2057	500,000	349,568
California Statewide CDA Community Improvement Authority Waterscape Apartments Series B144A	4.00	9-1-2046	425,000	354,066
Compton PFA144A	4.00	9-1-2027	815,000	805,946
				1,829,444
Tax revenue: 0.64%
San Francisco City & County Redevelopment Successor Agency Mission Bay South Project Series D CAB144A¤	0.00	8-1-2026	1,000,000	886,655
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 9

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tobacco revenue: 0.24%
Tobacco Securitization Authority of Northern California Sacramento County Tobacco Securitization Corp. Class 2 Series B2 CAB¤	0.00%	6-1-2060	$2,000,000	$332,382
Utilities revenue: 0.77%
California Community Choice Financing Authority Series Cøø	5.25	1-1-2054	1,000,000	1,057,821
				5,784,989
Colorado: 6.83%
Education revenue: 0.31%
Colorado ECFA New Summit Academy Series A144A	4.00	7-1-2061	600,000	423,822
GO revenue: 5.44%
Berthoud-Heritage Metropolitan District No. 10 Series A	4.75	12-1-2052	500,000	411,127
Chambers Highpoint Metropolitan District No. 2	5.00	12-1-2051	830,000	690,046
Clear Creek Transit Metropolitan District No. 2 Series A	5.00	12-1-2050	1,000,000	874,448
Cornerstar Metropolitan District Series A	5.25	12-1-2047	1,000,000	974,570
Cottonwood Highlands Metropolitan District No. 1 Series A	5.00	12-1-2049	898,000	836,801
Denver International Business Center Metropolitan District No. 1	6.00	12-1-2048	1,145,000	1,151,251
Hogback Metropolitan District Series A	5.00	12-1-2051	585,000	517,666
Murphy Creek Metropolitan District No. 5 Series A	6.00	12-1-2052	1,000,000	995,053
Pronghorn Valley Metropolitan District Series A	4.00	12-1-2051	250,000	191,247
Westgate Metropolitan District	5.13	12-1-2051	1,000,000	873,114
				7,515,323
Tax revenue: 0.72%
Pueblo Urban Renewal Authority Sales Tax Revenue	5.00	6-1-2036	1,000,000	991,748
Transportation revenue: 0.36%
Colorado High Performance Transportation Enterprise Plenary Roads Denver LLC AMT	5.75	1-1-2044	500,000	500,695
				9,431,588
Delaware: 1.11%
Health revenue: 1.11%
Roanoke County EDA Series B	5.25	11-15-2053	1,500,000	1,533,718
District of Columbia: 0.31%
Tobacco revenue: 0.31%
District of Columbia Tobacco Settlement Financing Corp.	6.75	5-15-2040	420,000	431,131
Florida: 6.26%
Education revenue: 3.18%
Capital Projects Finance Authority Series A144A	7.00	6-15-2030	1,000,000	1,041,668
Capital Trust Agency, Inc. Pineapple Cove Classical Academy, Inc. Series A144A	5.13	7-1-2039	2,000,000	1,920,444
Florida Development Finance Corp. Global Outreach Charter Academy Obligated Group Series A144A	4.00	6-30-2056	625,000	433,068
Miami-Dade County IDA Youth Co-Op, Inc. Series A144A	6.00	9-15-2045	1,000,000	1,001,810
				4,396,990
The accompanying notes are an integral part of these financial statements.
10 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 1.31%
Holmes County Hospital Corp.	6.00%	11-1-2038	$250,000	$220,461
Lee County IDA Cypress Cove at Healthpark Florida Obligated Group Series A	5.25	10-1-2052	1,000,000	842,710
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2046	1,000,000	741,408
				1,804,579
Miscellaneous revenue: 1.47%
Village Community Development District No. 14	5.13	5-1-2037	990,000	1,020,383
Village Community Development District No. 15144A	5.25	5-1-2054	1,000,000	1,009,002
				2,029,385
Water & sewer revenue: 0.30%
Charlotte County IDA MSKP Town & Country Utility LLC Series A AMT144A	4.00	10-1-2051	500,000	410,100
				8,641,054
Georgia: 3.52%
Housing revenue: 0.59%
Development Authority of Cobb County Kennesaw State University Real Estate Obligated Group 2015 ABC Series C	5.00	7-15-2028	800,000	804,613
Industrial development revenue: 0.92%
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	5.00	1-1-2054	1,460,000	1,271,733
Utilities revenue: 2.01%
Main Street Natural Gas, Inc. Series A	5.00	5-15-2049	1,610,000	1,708,661
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.50	7-1-2064	1,000,000	1,066,869
				2,775,530
				4,851,876
Guam: 0.37%
Airport revenue: 0.37%
Antonio B Won Pat International Airport Authority Series A AMT	5.38	10-1-2043	500,000	503,941
Idaho: 0.18%
Education revenue: 0.18%
Idaho Housing & Finance Association Legacy Public Charter School, Inc. Series A	6.25	5-1-2043	250,000	250,147
Illinois: 6.76%
Education revenue: 0.92%
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2042	250,000	205,949
Illinois Finance Authority AIM Art in Motion Series A144A	5.00	7-1-2051	1,000,000	716,048
Illinois Finance Authority Intrinsic Schools Series A144A	5.25	12-1-2025	345,000	344,859
				1,266,856
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 11

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 3.62%
Chicago Board of Education Dedicated Capital Improvement Tax	5.75%	4-1-2048	$500,000	$546,803
Chicago Board of Education Series A (NPFGC Insured)¤	0.00	12-1-2025	500,000	463,996
City of Chicago Series A	5.50	1-1-2041	500,000	534,394
City of Chicago Series A	5.50	1-1-2043	500,000	531,264
City of Chicago Series A	6.00	1-1-2038	1,500,000	1,574,766
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2027	685,000	619,983
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2033	1,000,000	724,213
				4,995,419
Housing revenue: 0.75%
Metropolitan Pier & Exposition Authority Series A	5.00	6-15-2050	1,000,000	1,033,396
Miscellaneous revenue: 0.49%
Illinois Finance Authority Rogers Park Montessori School	6.00	2-1-2034	680,000	680,325
Tax revenue: 0.98%
Village of Hillside Mannheim Redevelopment Project Area	5.00	1-1-2030	1,345,000	1,357,416
				9,333,412
Indiana: 2.71%
Education revenue: 1.52%
Indiana Finance Authority DePauw University Series A	5.00	7-1-2047	2,055,000	2,096,370
Miscellaneous revenue: 1.19%
Indianapolis Local Public Improvement Bond Bank Series E	6.00	3-1-2053	1,500,000	1,636,186
				3,732,556
Iowa: 0.33%
Tobacco revenue: 0.33%
Iowa Tobacco Settlement Authority Class 2 Series B-2 CAB¤	0.00	6-1-2065	3,490,000	456,999
Kansas: 1.52%
Health revenue: 0.65%
Kansas Development Finance Authority Village Shalom Obligated Group Series A	5.25	11-15-2033	1,000,000	895,785
Tax revenue: 0.87%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue	4.00	12-1-2028	165,000	156,465
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00	9-1-2034	2,620,000	1,049,363
				1,205,828
				2,101,613
Kentucky: 0.67%
Health revenue: 0.67%
Kentucky EDFA Kenton Housing Obligated Group	5.50	11-15-2035	1,000,000	928,233
The accompanying notes are an integral part of these financial statements.
12 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Louisiana: 0.96%
Airport revenue: 0.96%
New Orleans Aviation Board Louis Armstrong New Orleans International Airport Series B AMT	5.00%	1-1-2048	$1,305,000	$1,318,893
Maryland: 1.72%
Miscellaneous revenue: 0.30%
Maryland Economic Development Corp. City of Baltimore Port Covington Development District	4.00	9-1-2050	500,000	419,006
Transportation revenue: 1.42%
Maryland Economic Development Corp. Purple Line Transit Partners LLC Series B AMT	5.25	6-30-2055	1,900,000	1,955,793
				2,374,799
Massachusetts: 0.66%
Health revenue: 0.66%
Massachusetts Development Finance Agency Salem Community Corp. Obligated Group	5.13	1-1-2040	1,000,000	914,658
Michigan: 2.24%
Education revenue: 0.29%
Michigan Finance Authority Bradford Academy	4.80	9-1-2040	150,000	123,871
Michigan Public Educational Facilities Authority Crescent Academy	7.00	10-1-2036	277,500	277,614
				401,485
Miscellaneous revenue: 1.55%
Michigan Finance Authority City of Detroit Income Tax Revenue Series F1	4.50	10-1-2029	1,000,000	1,005,313
Michigan Finance Authority Detroit Public Lighting Authority Utility Users Tax Revenue Series B	5.00	7-1-2044	1,000,000	1,001,241
Michigan Public Educational Facilities Authority Chandler Park Academy	6.35	11-1-2028	130,000	130,110
				2,136,664
Tax revenue: 0.40%
Detroit Downtown Development Authority Development Area No. 1¤	0.00	7-1-2024	20,000	19,489
Detroit Downtown Development Authority Development Area No. 1¤	0.00	7-1-2025	580,000	534,905
				554,394
				3,092,543
Minnesota: 3.17%
Education revenue: 1.96%
City of Deephaven Eagle Ridge Academy Series A	4.40	7-1-2025	45,000	44,820
City of Deephaven Eagle Ridge Academy Series A	5.00	7-1-2030	195,000	196,365
City of Ramsey PACT Charter School Series A	5.00	6-1-2032	1,000,000	1,003,245
City of St. Cloud Athlos Academy Series A144A	5.25	6-1-2032	1,000,000	988,587
City of Woodbury Leadership Academy Series A	4.00	7-1-2051	660,000	475,641
				2,708,658
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 13

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.35%
City of Shakopee Senior Housing Revenue Benedictine Living Community of Shakopee LLC144Aøø	5.85%	11-1-2058	$490,000	$475,398
Housing revenue: 0.86%
City of Minneapolis Riverton Community Housing	4.70	8-1-2026	335,000	334,265
City of Minneapolis Riverton Community Housing	4.80	8-1-2027	400,000	400,278
Minnesota Housing Finance Agency Series G AMT (GNMA / FNMA / FHLMC Insured)ø	3.82	1-1-2034	455,000	455,000
				1,189,543
				4,373,599
Missouri: 0.33%
Tax revenue: 0.33%
City of Richmond Heights	5.63	11-1-2025	455,000	449,423
New Hampshire: 1.34%
Education revenue: 0.78%
New Hampshire Business Finance Authority University of Nevada Reno Series A (BAM Insured)	4.50	6-1-2053	1,075,000	1,084,538
Health revenue: 0.56%
New Hampshire Business Finance Authority Presbyterian Homes Obligated Group Series A	5.25	7-1-2048	750,000	767,536
				1,852,074
New Jersey: 3.36%
Airport revenue: 0.36%
New Jersey EDA Port Newark Container Terminal LLC AMT	5.00	10-1-2047	500,000	501,824
Education revenue: 1.24%
Camden County Improvement Authority Camden Prep, Inc.144A	5.00	7-15-2042	1,175,000	1,202,955
Passaic County Improvement Authority Paterson Arts & Science Charter School	5.38	7-1-2053	500,000	514,608
				1,717,563
Housing revenue: 0.74%
New Jersey TTFA Series C	5.25	6-15-2032	1,000,000	1,014,323
Industrial development revenue: 0.18%
New Jersey EDA United Airlines, Inc.	5.25	9-15-2029	250,000	250,460
Transportation revenue: 0.84%
South Jersey Transportation Authority Series A	5.25	11-1-2052	1,075,000	1,155,385
				4,639,555
New York: 14.39%
Airport revenue: 5.06%
New York Transportation Development Corp.	5.13	6-30-2060	1,000,000	1,048,810
New York Transportation Development Corp.	6.00	6-30-2054	1,000,000	1,104,234
New York Transportation Development Corp. Delta Air Lines, Inc.	5.63	4-1-2040	1,000,000	1,075,824
The accompanying notes are an integral part of these financial statements.
14 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00%	12-1-2041	$1,660,000	$1,759,408
New York Transportation Development Corp. Laguardia Gateway Partners LLC Series A AMT	5.00	7-1-2046	1,000,000	998,266
New York Transportation Development Corp. Laguardia Gateway Partners LLC Series A AMT	5.25	1-1-2050	1,000,000	1,001,072
				6,987,614
Education revenue: 6.15%
Build NYC Resource Corp. East Harlem Scholars Academy Charter School Obligated Group144A	5.75	6-1-2052	1,000,000	1,017,617
Build NYC Resource Corp. Hellenic Classical Charter Schools Series A144A	5.00	12-1-2041	1,200,000	1,085,182
Build NYC Resource Corp. South Bronx Charter School For International Cultures & The Arts Series A144A	7.00	4-15-2053	2,000,000	2,111,396
Hempstead Town Local Development Corp. Academy Charter School Series A	4.60	2-1-2051	500,000	373,061
Hempstead Town Local Development Corp. Academy Charter School Series A	5.73	2-1-2050	1,000,000	902,665
Hempstead Town Local Development Corp. Evergreen Charter School Series A	5.25	6-15-2052	2,000,000	1,928,446
New York State Dormitory Authority St. Joseph’s University/Brooklyn	4.00	7-1-2035	400,000	377,368
New York State Dormitory Authority St. Joseph’s University/Brooklyn	5.00	7-1-2051	750,000	691,622
				8,487,357
Health revenue: 0.68%
Westchester County Local Development Corp. Health Care Corp. Obligated Group	5.00	11-1-2046	1,000,000	939,947
Tax revenue: 1.15%
New York City Transitional Finance Authority Future Tax Secured Revenue Series E1	3.00	2-1-2051	1,000,000	784,209
New York State Dormitory Authority Personal Income Tax Revenue Series A	3.00	3-15-2050	1,000,000	797,135
				1,581,344
Tobacco revenue: 0.20%
Suffolk Tobacco Asset Securitization Corp. Series B2 CAB¤	0.00	6-1-2066	2,500,000	278,751
Transportation revenue: 1.15%
Metropolitan Transportation Authority Series C-1	5.25	11-15-2055	1,500,000	1,589,643
				19,864,656
North Dakota: 0.86%
Health revenue: 0.86%
City of Grand Forks Altru Health System Obligated Group Series A (AGM Insured)	5.00	12-1-2053	1,125,000	1,191,285
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 15

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Ohio: 4.03%
Education revenue: 1.30%
Ohio Higher Educational Facility Commission Capital University	6.00%	9-1-2052	$1,250,000	$1,294,532
Ohio Higher Educational Facility Commission Cleveland Institute of Music	5.38	12-1-2052	500,000	498,483
				1,793,015
Housing revenue: 1.44%
State of Ohio Department of Transportation Series A AMT	5.00	6-30-2053	2,000,000	1,992,333
Tobacco revenue: 1.29%
Buckeye Tobacco Settlement Financing Authority Class 2 Series B-2	5.00	6-1-2055	975,000	916,262
Buckeye Tobacco Settlement Financing Authority Class 2 Series B-3 CAB¤	0.00	6-1-2057	8,000,000	857,769
				1,774,031
				5,559,379
Oregon: 0.17%
Health revenue: 0.17%
Polk County Hospital Facility Authority Dallas Mennonite Retirement Community Obligated Group Series A	5.00	7-1-2025	235,000	235,938
Pennsylvania: 3.59%
Education revenue: 0.51%
Philadelphia IDA Independence Charter School West	5.00	6-15-2039	750,000	707,554
Health revenue: 2.48%
Lancaster County Hospital Authority Penn State Health Obligated Group	5.00	11-1-2051	1,000,000	1,046,050
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series Dø	4.42	9-1-2050	1,000,000	1,000,000
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-1	5.25	7-1-2049	500,000	510,298
Quakertown General Authority LifeQuest Obligated Group Series C	5.30	7-1-2042	1,000,000	864,213
				3,420,561
Miscellaneous revenue: 0.60%
Chester County IDA Woodlands at Greystone Neighborhood Improvement District144A	5.13	3-1-2048	873,000	831,024
				4,959,139
South Carolina: 1.78%
Education revenue: 1.08%
South Carolina Jobs-EDA Columbia College/SC Obligated Group Series A	5.75	10-1-2045	500,000	472,706
South Carolina Jobs-EDA Riverwalk Academy Series A144A	7.00	6-15-2043	1,000,000	1,022,809
				1,495,515
Health revenue: 0.61%
South Carolina Jobs-EDA South Carolina Episcopal Home at Still Hopes Obligated Group Series A	5.00	4-1-2048	1,000,000	835,211
The accompanying notes are an integral part of these financial statements.
16 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue: 0.09%
South Carolina Jobs-EDA RePower South Berkeley LLC†	8.00%	12-6-2029	$100,000	$80,000
South Carolina Jobs-EDA RePower South Berkeley LLC Series A AMT144A♦‡†	6.25	2-1-2045	1,000,000	50,000
				130,000
				2,460,726
Tennessee: 0.83%
Tax revenue: 0.83%
Bristol Industrial Development Board Series B CAB144A¤	0.00	12-1-2031	1,000,000	632,196
Nashville Metropolitan Development & Housing Agency Fifth & Broadway Redevelopment Area144A	5.13	6-1-2036	500,000	507,759
				1,139,955
Texas: 5.07%
Education revenue: 2.26%
Arlington Higher Education Finance Corp. LTTS Charter School, Inc. Series A	7.00	3-1-2034	320,000	320,312
Arlington Higher Education Finance Corp. School of Excellence in Education Series A144A	6.38	2-15-2052	1,500,000	1,388,727
Arlington Higher Education Finance Corp. Wayside Schools Series A	4.00	8-15-2046	860,000	668,110
Pottsboro Higher Education Finance Corp. Imagine International Academy of North Texas LLC Series A	3.88	8-15-2026	765,000	742,826
				3,119,975
GO revenue: 0.68%
City of Port Isabel144A	5.10	2-15-2049	925,000	942,580
Tax revenue: 0.33%
Baytown Municipal Development District Convention Center Hotel Revenue Series B144A	5.00	10-1-2050	500,000	462,109
Transportation revenue: 1.65%
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners Segments 3 LLC AMT	5.00	6-30-2058	2,250,000	2,273,651
Utilities revenue: 0.15%
SA Energy Acquisition Public Facility Corp.	5.50	8-1-2027	190,000	199,976
				6,998,291
Utah: 1.82%
Education revenue: 0.62%
Utah Charter School Finance Authority Freedom Academy Foundation Series A144A	5.00	6-15-2041	1,020,000	856,979
Miscellaneous revenue: 0.56%
Mida Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2050	1,000,000	774,900
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 17

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.64%
Utah Inland Port Authority Crossroads Public Infrastructure District AJL Project Area144A	4.38%	6-1-2052	$1,000,000	$884,963
				2,516,842
Virginia: 1.82%
Health revenue: 0.37%
Roanoke County EDA Richfield Living Obligated Group Series A	5.38	9-1-2054	550,000	506,449
Transportation revenue: 1.45%
Virginia Small Business Financing Authority I-66 Express Mobility Partners LLC AMT	5.00	12-31-2052	2,000,000	2,006,338
				2,512,787
Washington: 2.46%
Health revenue: 2.46%
Jefferson County Public Hospital District No. 2 Series A	6.88	12-1-2053	1,500,000	1,543,340
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	5.00	9-1-2050	750,000	788,068
Washington State Housing Finance Commission Eastside Retirement Association Obligated Group Series A	5.00	7-1-2048	1,050,000	1,057,221
				3,388,629
West Virginia: 1.12%
Tax revenue: 1.12%
Monongalia County Commission Excise Tax District Series A144A	5.75	6-1-2043	1,500,000	1,545,216
Wisconsin: 6.30%
Education revenue: 5.04%
PFA Contemporary Science Center, Inc. Series A144A	5.63	7-1-2045	1,000,000	1,004,892
PFA Coral Academy of Science Las Vegas Series A	5.00	7-1-2024	85,000	85,274
PFA Estancia Valley Classical Academy Series A144A	4.25	7-1-2051	1,000,000	721,471
PFA Triad Educational Services, Inc.	5.00	6-15-2042	1,140,000	1,127,208
PFA Triad Educational Services, Inc.	5.25	6-15-2052	1,610,000	1,560,161
PFA Uwharrie Charter Academy Series A144A	5.00	6-15-2042	1,310,000	1,220,265
PFA Wilson Preparatory Academy Series A144A	5.00	6-15-2039	1,285,000	1,239,389
				6,958,660
Health revenue: 0.86%
Wisconsin HEFA Wisconsin Illinois Senior Housing, Inc. Series A	5.25	8-1-2048	1,500,000	1,176,528
Housing revenue: 0.40%
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)	5.50	7-1-2052	500,000	554,875
				8,690,063
Total municipal obligations (Cost $138,849,186)				132,533,038
The accompanying notes are an integral part of these financial statements.
18 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

		Yield	Shares	Value
Short-term investments: 2.42%
Investment companies: 2.42%
Allspring Municipal Cash Management Money Market Fund Institutional Class♠∞		4.12%	3,341,081	$3,341,750
Total short-term investments (Cost $3,341,750)				3,341,750
Total investments in securities (Cost $142,190,936)	98.45%			135,874,788
Other assets and liabilities, net	1.55			2,132,645
Total net assets	100.00%			$138,007,433

¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$832,351	$48,337,227	$(45,827,828)	$0	$0	$3,341,750	3,341,081	$46,887
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 19

Statement of assets and liabilities—December 31, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $138,849,186)	$132,533,038
Investments in affiliated securities, at value (cost $3,341,750)	3,341,750
Cash	550,306
Cash at broker segregated for futures contracts	85,000
Receivable for interest	1,798,238
Receivable for Fund shares sold	354,818
Prepaid expenses and other assets	92,018
Total assets	138,755,168
Liabilities
Payable for Fund shares redeemed	604,708
Dividends payable	38,817
Management fee payable	31,997
Administration fees payable	12,542
Distribution fee payable	4,368
Trustees’ fees and expenses payable	2,319
Accrued expenses and other liabilities	52,984
Total liabilities	747,735
Total net assets	$138,007,433
Net assets consist of
Paid-in capital	$147,744,388
Total distributable loss	(9,736,955)
Total net assets	$138,007,433
Computation of net asset value and offering price per share
Net assets–Class A	$39,753,311
Shares outstanding–Class A1	4,203,073
Net asset value per share–Class A	$9.46
Maximum offering price per share – Class A2	$9.91
Net assets–Class C	$7,278,955
Shares outstanding–Class C1	769,550
Net asset value per share–Class C	$9.46
Net assets–Class R6	$24,647
Shares outstanding–Class R6[1]	2,600
Net asset value per share–Class R6	$9.48
Net assets–Administrator Class	$6,907,467
Shares outstanding–Administrator Class[1]	729,988
Net asset value per share–Administrator Class	$9.46
Net assets–Institutional Class	$84,043,053
Shares outstanding–Institutional Class[1]	8,886,812
Net asset value per share–Institutional Class	$9.46
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
20 | Allspring High Yield Municipal Bond Fund

Statement of operations—six months ended December 31, 2023 (unaudited)
Statement of operations
Investment income
Interest	$3,711,505
Income from affiliated securities	46,887
Total investment income	3,758,392
Expenses
Management fee	357,830
Administration fees
Class A	30,981
Class C	5,247
Class R6	4
Administrator Class	3,668
Institutional Class	34,987
Shareholder servicing fees
Class A	51,634
Class C	8,322
Administrator Class	9,160
Distribution fee
Class C	24,964
Custody and accounting fees	4,279
Professional fees	36,869
Registration fees	39,204
Shareholder report expenses	13,919
Trustees’ fees and expenses	13,739
Other fees and expenses	4,649
Total expenses	639,456
Less: Fee waivers and/or expense reimbursements
Fund-level	(128,819)
Class A	(16,114)
Class C	(1,064)
Administrator Class	(4,665)
Institutional Class	(3,069)
Net expenses	485,725
Net investment income	3,272,667
Realized and unrealized gains (losses) on investments
Net realized losses on
Unaffiliated securities	(240,348)
Futures contracts	(158,117)
Net realized losses on investments	(398,465)
Net change in unrealized gains (losses) on investments	583,249
Net realized and unrealized gains (losses) on investments	184,784
Net increase in net assets resulting from operations	$3,457,451
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 21

Statement of changes in net assets
Statement of changes in net assets
	Six months ended December 31, 2023 (unaudited)		Year ended June 30, 2023
Operations
Net investment income		$3,272,667		$5,935,788
Net realized losses on investments		(398,465)		(1,296,918)
Net change in unrealized gains (losses) on investments		583,249		(231,205)
Net increase in net assets resulting from operations		3,457,451		4,407,665
Distributions to shareholders from
Net investment income and net realized gains
Class A		(922,811)		(1,648,707)
Class C		(130,265)		(228,896)
Class R6		(561)		(1,032)
Administrator Class		(167,312)		(329,349)
Institutional Class		(2,059,957)		(3,716,904)
Total distributions to shareholders		(3,280,906)		(5,924,888)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	623,575	5,767,655	1,359,385	12,768,066
Class C	158,837	1,463,660	271,122	2,545,911
Class R6	11	96	0	0
Administrator Class	120,301	1,114,977	349,013	3,274,829
Institutional Class	3,080,608	27,655,475	10,722,836	100,289,845
		36,001,863		118,878,651
Reinvestment of distributions
Class A	97,894	895,410	169,012	1,587,162
Class C	14,126	129,327	24,023	225,597
Class R6	61	561	110	1,032
Administrator Class	9,110	83,373	18,067	169,831
Institutional Class	225,995	2,059,957	394,967	3,705,001
		3,168,628		5,688,623
Payment for shares redeemed
Class A	(974,599)	(8,807,395)	(955,363)	(8,926,103)
Class C	(166,319)	(1,526,605)	(205,070)	(1,933,069)
Administrator Class	(226,933)	(2,075,391)	(437,078)	(4,151,878)
Institutional Class	(4,481,706)	(40,644,532)	(6,992,229)	(65,278,557)
		(53,053,923)		(80,289,607)
Net increase (decrease) in net assets resulting from capital share transactions		(13,883,432)		44,277,667
Total increase (decrease) in net assets		(13,706,887)		42,760,444
Net assets
Beginning of period		151,714,320		108,953,876
End of period		$138,007,433		$151,714,320
The accompanying notes are an integral part of these financial statements.
22 | Allspring High Yield Municipal Bond Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2023 (unaudited)	Year ended June 30
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.42	$9.56	$11.16	$10.43	$10.97	$10.59
Net investment income	0.20 [1]	0.39 [1]	0.38	0.41	0.44	0.39
Net realized and unrealized gains (losses) on investments	0.04	(0.14)	(1.56)	0.73	(0.54)	0.38
Total from investment operations	0.24	0.25	(1.18)	1.14	(0.10)	0.77
Distributions to shareholders from
Net investment income	(0.20)	(0.39)	(0.38)	(0.41)	(0.44)	(0.39)
Net realized gains	0.00	0.00	(0.04)	0.00	0.00	0.00
Total distributions to shareholders	(0.20)	(0.39)	(0.42)	(0.41)	(0.44)	(0.39)
Net asset value, end of period	$9.46	$9.42	$9.56	$11.16	$10.43	$10.97
Total return[2]	2.71%	2.71%	(10.84)%	10.98%	(0.98)%	7.43%
Ratios to average net assets (annualized)
Gross expenses	1.06%	1.07%	1.10%	1.14%	1.12%	1.09%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	4.46%	4.13%	3.61%	3.74%	4.05%	3.68%
Supplemental data
Portfolio turnover rate	17%	24%	30%	55%	14%	20%
Net assets, end of period (000s omitted)	$39,753	$41,963	$37,138	$37,514	$24,791	$23,674

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 23

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2023 (unaudited)	Year ended June 30
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.42	$9.56	$11.16	$10.44	$10.97	$10.59
Net investment income	0.17 [1]	0.32 [1]	0.30	0.32	0.36	0.31
Net realized and unrealized gains (losses) on investments	0.04	(0.14)	(1.55)	0.72	(0.53)	0.38
Total from investment operations	0.21	0.18	(1.25)	1.04	(0.17)	0.69
Distributions to shareholders from
Net investment income	(0.17)	(0.32)	(0.31)	(0.32)	(0.36)	(0.31)
Net realized gains	0.00	0.00	(0.04)	0.00	0.00	0.00
Total distributions to shareholders	(0.17)	(0.32)	(0.35)	(0.32)	(0.36)	(0.31)
Net asset value, end of period	$9.46	$9.42	$9.56	$11.16	$10.44	$10.97
Total return[2]	2.32%	1.94%	(11.51)%	10.14%	(1.63)%	6.63%
Ratios to average net assets (annualized)
Gross expenses	1.76%	1.80%	1.84%	1.89%	1.87%	1.84%
Net expenses	1.55%	1.55%	1.55%	1.55%	1.55%	1.55%
Net investment income	3.71%	3.39%	2.84%	3.02%	3.29%	2.91%
Supplemental data
Portfolio turnover rate	17%	24%	30%	55%	14%	20%
Net assets, end of period (000s omitted)	$7,279	$7,185	$6,435	$8,471	$9,250	$9,955

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
24 | Allspring High Yield Municipal Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2023 (unaudited)	Year ended June 30
Class R6		2023	2022	2021	2020	2019[1]
Net asset value, beginning of period	$9.44	$9.59	$11.16	$10.44	$10.98	$10.61
Net investment income	0.22 [2]	0.42 [2]	0.42	0.44	0.47	0.39
Net realized and unrealized gains (losses) on investments	0.04	(0.15)	(1.55)	0.71	(0.54)	0.37
Total from investment operations	0.26	0.27	(1.13)	1.15	(0.07)	0.76
Distributions to shareholders from
Net investment income	(0.22)	(0.42)	(0.40)	(0.43)	(0.47)	(0.39)
Net realized gains	0.00	0.00	(0.04)	0.00	0.00	0.00
Total distributions to shareholders	(0.22)	(0.42)	(0.44)	(0.43)	(0.47)	(0.39)
Net asset value, end of period	$9.48	$9.44	$9.59	$11.16	$10.44	$10.98
Total return[3]	2.86%	2.90%	(10.53)%	11.28%	(0.68)%	7.29%
Ratios to average net assets (annualized)
Gross expenses	0.68%	0.69%	0.72%	0.76%	0.73%	0.71%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	4.75%	4.43%	3.91%	4.07%	4.34%	3.96%
Supplemental data
Portfolio turnover rate	17%	24%	30%	55%	14%	20%
Net assets, end of period (000s omitted)	$25	$24	$23	$26	$25	$26

[1]	For the period from July 31, 2018 (commencement of class operations) to June 30, 2019
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 25

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2023 (unaudited)	Year ended June 30
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.42	$9.57	$11.16	$10.44	$10.98	$10.59
Net investment income	0.21 [1]	0.40 [1]	0.40	0.42	0.45	0.40
Net realized and unrealized gains (losses) on investments	0.04	(0.15)	(1.55)	0.72	(0.54)	0.39
Total from investment operations	0.25	0.25	(1.15)	1.14	(0.09)	0.79
Distributions to shareholders from
Net investment income	(0.21)	(0.40)	(0.40)	(0.42)	(0.45)	(0.40)
Net realized gains	0.00	0.00	(0.04)	0.00	0.00	0.00
Total distributions to shareholders	(0.21)	(0.40)	(0.44)	(0.42)	(0.45)	(0.40)
Net asset value, end of period	$9.46	$9.42	$9.57	$11.16	$10.44	$10.98
Total return[2]	2.76%	2.71%	(10.65)%	11.10%	(0.87)%	7.64%
Ratios to average net assets (annualized)
Gross expenses	1.01%	1.01%	1.05%	1.08%	1.05%	1.03%
Net expenses	0.70%	0.69%	0.68%	0.69%	0.70%	0.71%
Net investment income	4.55%	4.24%	3.73%	3.88%	4.12%	3.69%
Supplemental data
Portfolio turnover rate	17%	24%	30%	55%	14%	20%
Net assets, end of period (000s omitted)	$6,907	$7,796	$8,587	$9,692	$11,115	$15,704

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
26 | Allspring High Yield Municipal Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2023 (unaudited)	Year ended June 30
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.42	$9.56	$11.15	$10.43	$10.97	$10.59
Net investment income	0.22 [1]	0.42 [1]	0.41	0.43	0.46	0.42
Net realized and unrealized gains (losses) on investments	0.04	(0.14)	(1.55)	0.72	(0.53)	0.38
Total from investment operations	0.26	0.28	(1.14)	1.15	(0.07)	0.80
Distributions to shareholders from
Net investment income	(0.22)	(0.42)	(0.41)	(0.43)	(0.47)	(0.42)
Net realized gains	0.00	0.00	(0.04)	0.00	0.00	0.00
Total distributions to shareholders	(0.22)	(0.42)	(0.45)	(0.43)	(0.47)	(0.42)
Net asset value, end of period	$9.46	$9.42	$9.56	$11.15	$10.43	$10.97
Total return[2]	2.83%	2.97%	(10.54)%	11.15%	(0.74)%	7.70%
Ratios to average net assets (annualized)
Gross expenses	0.74%	0.74%	0.77%	0.81%	0.78%	0.76%
Net expenses	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	4.70%	4.40%	3.87%	4.00%	4.24%	3.92%
Supplemental data
Portfolio turnover rate	17%	24%	30%	55%	14%	20%
Net assets, end of period (000s omitted)	$84,043	$94,747	$56,771	$44,440	$37,049	$85,187

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 27

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring High Yield Municipal Bond Fund  (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has
28 | Allspring High Yield Municipal Bond Fund

Notes to financial statements (unaudited)
been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2023, the aggregate cost of all investments for federal income tax purposes was $142,374,029 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$2,520,456
Gross unrealized losses	(9,019,697)
Net unrealized losses	$(6,499,241)
As of June 30, 2023, the Fund had capital loss carryforwards which consisted of $2,315,095 in short-term capital losses and $692,278 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring High Yield Municipal Bond Fund | 29

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$132,483,038	$50,000	$132,533,038
Short-term investments
Investment companies	3,341,750	0	0	3,341,750
Total assets	$3,341,750	$132,483,038	$50,000	$135,874,788
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At December 31, 2023, the Fund had no material transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.500%
Next $500 million	0.475
Next $2 billion	0.450
Next $2 billion	0.425
Next $5 billion	0.390
Over $10 billion	0.380
For the six months ended December 31, 2023, the management fee was equivalent to an annual rate of 0.50% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring
30 | Allspring High Yield Municipal Bond Fund

Notes to financial statements (unaudited)
Funds Management has contractually committed through October 31, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of December 31, 2023, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class A	0.80%
Class C	1.55
Class R6	0.50
Administrator Class	0.70
Institutional Class	0.55
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2023, Allspring Funds Distributor received $692 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $5,155,000, $10,700,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2023.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2023 were $23,042,243 and $38,257,850, respectively.
6.
DERIVATIVE TRANSACTIONS
During the six months ended December 31, 2023, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio. The Fund had an average notional amount of $1,729,237 in long futures contracts during the six months ended December 31, 2023.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended December 31, 2023, there were no borrowings by the Fund under the agreement.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without
Allspring High Yield Municipal Bond Fund | 31

Notes to financial statements (unaudited)
the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
32 | Allspring High Yield Municipal Bond Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring High Yield Municipal Bond Fund | 33

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 117 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

34 | Allspring High Yield Municipal Bond Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

Allspring High Yield Municipal Bond Fund | 35

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

36 | Allspring High Yield Municipal Bond Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-01052024-tzngfff9 02-24
SAR3364 12-23

Allspring
Intermediate
Tax/AMT-Free Fund
Semi-Annual Report
December 31, 2023

The views expressed and any forward-looking statements are as of December 31, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Intermediate Tax/AMT-Free Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Intermediate Tax/AMT-Free Fund for the six-month period that ended December 31, 2023. Globally, stocks and bonds experienced high levels of volatility during the period but gained overall. The market was focused on the impact of ongoing aggressive central bank rate hikes on persistently high inflation. As inflation finally gradually declined, anticipation rose over an end to the central bank monetary tightening cycle. For the six-month period, domestic U.S. and global stocks and bonds had positive overall results, with U.S. stocks leading the way. After suffering deep and broad losses through 2022, bonds now benefit from a base of higher yields that can help generate higher income.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 8.04%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 5.61% while the MSCI EM Index (Net) (USD)3 returned 4.71%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 3.37%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 4.85%, the Bloomberg Municipal Bond Index6 returned 3.63%, and the ICE BofA U.S. High Yield Index7 returned 7.67%.
Still focused on high inflation and elevated central bank rates, markets were volatile.
The six-month period began on a positive note in July for stocks as well as bonds. Riskier sectors and regions tended to do well, as investors grew more optimistic regarding economic prospects. With strong second quarter gross domestic product (GDP) growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. The Federal Reserve (Fed), the European Central Bank (ECB), and the Bank of England (BoE) all raised their respective key interest rates by 0.25% in July. In the Fed’s case, speculation grew that it could be very close to the end of its tightening cycle. Meanwhile, China’s economy showed signs of stagnation, renewing concerns of global fallout.
Stocks retreated in August while monthly bond returns were flat overall. Increased global market volatility reflected unease over the Chinese property market being stressed along with weak Chinese economic data. However, speculation grew over a possible end to the Fed’s campaign of interest rate increases or at least a pause in September. U.S. economic data generally remained solid, with resilient job market data and inflation ticking up slightly in August, as the annual Consumer Price Index (CPI)8 rose 3.7%. However, the three-month trend for Core CPI9, stood at an annualized 2.4%.
“ With strong
second-quarter gross
domestic product
growth—initially
estimated at 2.4%—and
U.S. annual inflation easing steadily to 3.2%
in July, hopes for a soft
economic landing grew. ”
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
8
The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
9
The Core CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services excluding energy and food prices. You cannot invest directly in an index.
2 | Allspring Intermediate Tax/AMT-Free Fund

Letter to shareholders (unaudited)
Stocks and bonds both had negative overall returns in September as investors reluctantly recited the new chorus of “higher for longer,” led by the Fed’s determination not to lower interest rates until it knows it has vanquished its pesky opponent—higher-than-targeted inflation. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index1 and the CPI—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily but looming in the coming months.
October was a tough month for financial markets overall. Key global indexes were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict, and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third quarter GDP was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter as the Federal Open Market Committee held rates steady at its December meeting.
The broad year-end rally among stocks and bonds that began in November continued through December as investors became more confident that monetary policy would ease in 2024. Supporting the bubbly market mood were a series of reports confirming lower inflationary trends in the U.S. and Europe. During the period, it appeared more likely that the U.S. economy could achieve a soft landing, cooling enough to lower inflation without the pain of a recession. However, by year-end, an expectations gap developed. Capital markets priced in a total of 1.50 percentage points in federal funds rate cuts in 2024, twice as much as the three cuts of 0.25% hinted at by Fed officials.
1
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It is sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
Allspring Intermediate Tax/AMT-Free Fund | 3

Letter to shareholders (unaudited)
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
4 | Allspring Intermediate Tax/AMT-Free Fund

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

Allspring Intermediate Tax/AMT-Free Fund | 5

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks current income exempt from federal income tax.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Bruce R. Johns, Robert J. Miller, Adrian Van Poppel, Nicholos Venditti

Average annual total returns (%) as of December 31, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (WFTAX)	7-31-2007	1.62	1.16	1.93	4.76	1.78	2.24	0.81	0.67
Class C (WFTFX)	7-31-2007	3.07	1.04	1.63	4.07	1.04	1.63	1.56	1.42
Class R6 (WFRTX)[3]	7-31-2018	–	–	–	5.22	2.11	2.54	0.44	0.30
Administrator Class (WFITX)	3-31-2008	–	–	–	4.84	1.89	2.34	0.76	0.60
Institutional Class (WITIX)	3-31-2008	–	–	–	5.07	2.06	2.51	0.49	0.35
Bloomberg Municipal Bond Index[4]	–	–	–	–	6.40	2.25	3.03	–	–
Bloomberg Municipal Bond 1-15 Year Blend Index[5]	–	–	–	–	5.26	2.17	2.58	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 3.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through October 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.67% for Class A, 1.42% for Class C, 0.30% for Class R6, 0.60% for Administrator Class and 0.35% for Institutional Class. Brokerage
commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees.
Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[4]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[5]
The Bloomberg Municipal Bond 1–15 Year Blend Index is the 1–15 year component of the Bloomberg Municipal Bond Index. The Bloomberg Municipal Bond Index is an
unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

6 | Allspring Intermediate Tax/AMT-Free Fund

Performance highlights (unaudited)

Credit quality as of December 31, 2023[1]

2%
AAA/Aaa
28%
AA/Aa
41%
A/A
22%
BBB/Baa
3%
BB/Ba
4%
Not rated

[1]
The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D
(lowest). Ratings from A to CCC may be modified by the addition of a plus
(+) or minus (-) sign to show relative standing within the rating categories.
Standard & Poor’s rates the creditworthiness of short-term notes from
SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from
MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

Effective maturity distribution as of December 31, 2023[1]

14%
0-1 year
26%
1-3 year(s)
15%
3-5 years
28%
5-10 years
16%
10-20 years
1%
20-30 years

[1]	Figures represent the percentage of the Fund’s total investments. These amounts are subject to change and may have changed since the date specified.

Allspring Intermediate Tax/AMT-Free Fund | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2023 to December 31, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 7-1-2023	Ending account value 12-31-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,029.60	$3.40	0.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.65	$3.39	0.67%
Class C
Actual	$1,000.00	$1,026.70	$7.19	1.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	$7.16	1.42%
Class R6
Actual	$1,000.00	$1,032.40	$1.52	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.50	$1.52	0.30%
Administrator Class
Actual	$1,000.00	$1,029.90	$3.04	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$3.03	0.60%
Institutional Class
Actual	$1,000.00	$1,031.20	$1.78	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.25	$1.77	0.35%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one-half-year period).

8 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 99.11%
Alabama: 3.10%
Education revenue: 0.33%
Auburn University Series A	4.00%	6-1-2033	$1,000,000	$1,017,977
University of West Alabama (AGM Insured)	4.00	1-1-2033	595,000	618,471
University of West Alabama (AGM Insured)	4.00	1-1-2035	865,000	898,743
University of West Alabama (AGM Insured)	4.00	1-1-2037	920,000	944,611
				3,479,802
Utilities revenue: 2.77%
Black Belt Energy Gas District Series C-1øø	5.25	2-1-2053	3,000,000	3,203,542
Southeast Alabama Gas Supply District Project No. 2 Series B (U.S. SOFR 1 Month+0.85%)±	4.51	6-1-2049	10,000,000	9,984,036
Southeast Energy Authority A Cooperative District Project No. 2 Series Bøø	4.00	12-1-2051	1,000,000	998,255
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	5,000,000	5,320,973
Southeast Energy Authority A Cooperative District Project No. 6 Series B (Royal Bank of Canada LIQ)øø	5.00	1-1-2054	5,000,000	5,336,636
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF3199144Aø	3.38	4-1-2054	4,275,000	4,275,000
				29,118,442
				32,598,244
Alaska: 0.37%
Housing revenue: 0.37%
Borough of Matanuska-Susitna State of Alaska Department of Administration	4.00	9-1-2030	3,870,000	3,914,661
Arizona: 1.63%
Education revenue: 0.29%
Arizona IDA Kipp NYC Public Charter Schools Series A	4.00	7-1-2034	335,000	342,396
Arizona IDA Kipp NYC Public Charter Schools Series A	4.00	7-1-2035	345,000	351,478
Arizona IDA Kipp NYC Public Charter Schools Series A	4.00	7-1-2036	315,000	318,819
Arizona IDA Kipp NYC Public Charter Schools Series A	5.00	7-1-2033	315,000	345,116
Arizona IDA Kipp NYC Public Charter Schools Series B	4.00	7-1-2035	240,000	241,639
Arizona IDA Kipp NYC Public Charter Schools Series B	4.00	7-1-2036	220,000	220,973
Pima County Community College District	5.00	7-1-2035	600,000	660,289
Pima County Community College District	5.00	7-1-2036	500,000	546,870
				3,027,580
GO revenue: 0.06%
Estrella Mountain Ranch Community Facilities District (AGM Insured)	5.00	7-15-2025	585,000	600,433
Health revenue: 0.07%
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2028	370,000	356,232
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2029	385,000	367,199
				723,431
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 9

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.56%
City of Phoenix Civic Improvement Corp. Airport Revenue Series D	4.00%	7-1-2040	$5,000,000	$5,058,909
City of Phoenix Civic Improvement Corp. Airport Revenue Series D	5.00	7-1-2024	190,000	191,829
State of Arizona COP	5.00	9-1-2027	600,000	620,884
				5,871,622
Tax revenue: 0.46%
City of San Luis Excise Tax Revenue Series A (BAM Insured)	5.00	7-1-2027	450,000	454,089
City of San Luis Excise Tax Revenue Series A (BAM Insured)	5.00	7-1-2028	700,000	706,257
City of San Luis Excise Tax Revenue Series A (BAM Insured)	5.00	7-1-2034	3,680,000	3,708,741
				4,869,087
Utilities revenue: 0.19%
Coconino County Pollution Control Corp. Nevada Power Co. Series Bøø	3.75	3-1-2039	2,000,000	2,017,182
				17,109,335
Arkansas: 0.23%
Miscellaneous revenue: 0.23%
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2033	500,000	514,434
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2035	1,000,000	1,031,325
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2036	850,000	873,861
				2,419,620
California: 5.12%
Education revenue: 0.48%
California Educational Facilities Authority Institute of Technology Series Aø	2.42	10-1-2036	5,000,000	5,000,000
GO revenue: 1.64%
Alisal Union School District Series A (BAM Insured)	5.25	8-1-2042	1,500,000	1,612,672
Compton Community College District Series C CAB¤	0.00	8-1-2029	1,565,000	1,325,647
Compton Community College District Series C CAB¤	0.00	8-1-2031	2,400,000	1,904,723
New Haven Unified School District (AGC Insured)¤	0.00	8-1-2033	5,590,000	4,163,060
Patterson Joint Unified School District Series B (AGM Insured)¤	0.00	8-1-2033	3,000,000	2,186,284
Rio Hondo Community College District Series C¤	0.00	8-1-2030	2,315,000	1,891,959
Sylvan Union School District (AGM Insured)¤	0.00	8-1-2031	2,590,000	2,029,610
Sylvan Union School District (AGM Insured)¤	0.00	8-1-2032	2,800,000	2,126,079
				17,240,034
Health revenue: 0.38%
California HFFA Series Bø	0.95	3-1-2041	4,000,000	4,000,000
Housing revenue: 0.09%
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	934,939	950,599
The accompanying notes are an integral part of these financial statements.
10 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.05%
Gold Coast Transit District COP	5.00%	7-1-2027	$520,000	$557,316
Transportation revenue: 0.94%
Bay Area Toll Authority Series A (SIFMA Municipal Swap+1.25%)±	5.12	4-1-2036	9,810,000	9,848,444
Utilities revenue: 1.54%
California Community Choice Financing Authority Clean Energy Project Series B-1øø	5.00	7-1-2053	4,000,000	4,248,952
California Community Choice Financing Authority Series B-1øø	4.00	2-1-2052	1,500,000	1,510,163
California Community Choice Financing Authority Series C	5.00	10-1-2031	830,000	875,105
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2026	600,000	620,924
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2031	1,160,000	1,281,083
City of Victorville Electric Revenue Series A	5.00	5-1-2033	500,000	585,460
City of Victorville Electric Revenue Series A	5.00	5-1-2034	500,000	584,222
M-S-R Energy Authority Series B	7.00	11-1-2034	2,035,000	2,618,610
M-S-R Energy Authority Series C	7.00	11-1-2034	3,000,000	3,863,458
				16,187,977
				53,784,370
Colorado: 1.47%
Airport revenue: 0.34%
City & County of Denver Airport System Revenue Series C	5.25	11-15-2039	1,295,000	1,519,481
City & County of Denver Airport System Revenue Series C	5.25	11-15-2040	670,000	779,331
City & County of Denver Airport System Revenue Series C	5.25	11-15-2041	570,000	660,166
City & County of Denver Airport System Revenue Series C	5.25	11-15-2042	500,000	576,301
				3,535,279
GO revenue: 0.23%
Mesa County Valley School District No. 51 Grand Junction	5.50	12-1-2035	2,175,000	2,388,951
Tax revenue: 0.25%
Regional Transportation District Denver Transit Partners LLC Series A	5.00	7-15-2028	885,000	942,797
Regional Transportation District Denver Transit Partners LLC Series A	5.00	1-15-2029	600,000	643,803
Regional Transportation District Denver Transit Partners LLC Series A	5.00	1-15-2030	1,000,000	1,085,797
				2,672,397
Utilities revenue: 0.60%
Public Authority for Colorado Energy	6.50	11-15-2038	5,000,000	6,299,657
Water & sewer revenue: 0.05%
Central Weld County Water District (AGM Insured)	4.00	12-1-2033	500,000	539,717
				15,436,001
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 11

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Connecticut: 1.91%
Education revenue: 0.21%
Connecticut State HEFA University of Hartford Series N	5.00%	7-1-2029	$480,000	$483,435
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2030	1,745,000	1,756,652
				2,240,087
GO revenue: 0.93%
City of Bridgeport Series A	5.00	6-1-2031	1,855,000	2,091,299
State of Connecticut Series B	4.00	6-1-2034	750,000	809,967
State of Connecticut Series F	5.00	11-15-2032	300,000	311,163
Town of Hamden (AGM Insured)	5.00	8-15-2033	1,100,000	1,300,900
Town of Hamden Series A (BAM Insured)	5.00	8-15-2026	2,000,000	2,103,816
Town of Hamden Series A (BAM Insured)	5.00	8-15-2027	1,200,000	1,289,787
Town of Hamden Series A (BAM Insured)	5.00	8-15-2029	500,000	546,448
Town of Hamden Series A (BAM Insured)	5.00	8-15-2030	1,200,000	1,305,773
				9,759,153
Health revenue: 0.29%
Connecticut State HEFA Stamford Hospital Obligated Group Series M	4.00	7-1-2035	1,000,000	1,017,263
Connecticut State HEFA Stamford Hospital Obligated Group Series M	4.00	7-1-2038	2,000,000	2,011,386
				3,028,649
Housing revenue: 0.29%
Connecticut HFA Series A-3ø	3.83	5-15-2048	3,000,000	3,000,000
Tax revenue: 0.19%
State of Connecticut Special Tax Revenue Series A	4.00	9-1-2036	1,000,000	1,016,330
State of Connecticut Special Tax Revenue Series A	5.00	8-1-2030	1,000,000	1,031,975
				2,048,305
				20,076,194
Delaware: 0.20%
Education revenue: 0.20%
Delaware State EDA Odyssey Charter School Series A144A	6.75	9-1-2035	2,000,000	2,085,375
District of Columbia: 0.44%
Miscellaneous revenue: 0.07%
Washington Convention & Sports Authority Series A	4.00	10-1-2034	750,000	793,033
Tax revenue: 0.24%
Washington Convention & Sports Authority Series B	4.00	10-1-2033	720,000	763,413
Washington Convention & Sports Authority Series B	4.00	10-1-2034	650,000	687,295
Washington Convention & Sports Authority Series B	4.00	10-1-2035	1,000,000	1,052,041
				2,502,749
The accompanying notes are an integral part of these financial statements.
12 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.13%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Series B	5.00%	10-1-2034	$1,250,000	$1,342,770
				4,638,552
Florida: 6.94%
Airport revenue: 0.57%
County of Miami-Dade Aviation Revenue Series A	4.00	10-1-2035	1,600,000	1,685,765
County of Miami-Dade Aviation Revenue Series A	5.00	10-1-2041	2,000,000	2,052,034
Jacksonville Port Authority Series B	5.00	11-1-2035	2,045,000	2,258,004
				5,995,803
Health revenue: 1.07%
Lee County IDA Shell Point Obligated Group	5.00	11-15-2039	4,140,000	4,152,272
Lee Memorial Health System Obligated Group Series A-1	5.00	4-1-2036	4,500,000	4,861,319
Miami-Dade County Health Facilities Authority Variety Children’s Hospital Obligated Group	5.00	8-1-2031	500,000	528,768
Miami-Dade County Health Facilities Authority Variety Children’s Hospital Obligated Group	5.00	8-1-2033	1,645,000	1,737,962
				11,280,321
Miscellaneous revenue: 2.29%
City of Orlando Tourist Development Tax Revenue Series A (AGM Insured)	5.00	11-1-2032	2,000,000	2,135,708
City of Orlando Tourist Development Tax Revenue Series A (AGM Insured)	5.00	11-1-2033	4,500,000	4,801,241
City of Orlando Tourist Development Tax Revenue Series A (AGM Insured)	5.00	11-1-2034	600,000	639,443
County of Pasco State of Florida Cigarette Tax Revenue Series A (AGM Insured)	5.50	9-1-2042	500,000	574,569
Duval County Public Schools Series A (AGM Insured)	5.00	7-1-2034	2,000,000	2,264,640
Duval County Public Schools Series A (AGM Insured)	5.00	7-1-2035	2,000,000	2,270,331
Duval County Public Schools Series B COP	5.00	7-1-2028	2,500,000	2,574,380
Duval County Public Schools Series B COP	5.00	7-1-2029	5,000,000	5,146,540
Monroe County School District Series A COP	5.00	6-1-2034	1,500,000	1,608,247
Monroe County School District Series A COP	5.00	6-1-2035	1,000,000	1,073,173
Village Community Development District No. 15144A	4.85	5-1-2038	1,000,000	997,500
				24,085,772
Tax revenue: 0.31%
Polk County School District	5.00	10-1-2033	2,915,000	3,298,011
Transportation revenue: 0.46%
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2034	375,000	398,775
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2035	400,000	423,100
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2036	600,000	629,401
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2037	525,000	546,690
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 13

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue(continued)
Miami-Dade County Expressway Authority Series A	5.00%	7-1-2044	$1,500,000	$1,503,378
Mid-Bay Bridge Authority Series A	5.00	10-1-2025	1,250,000	1,284,361
				4,785,705
Utilities revenue: 0.17%
Fort Pierce Utilities Authority Series A (AGM Insured)	5.00	10-1-2035	500,000	582,997
Fort Pierce Utilities Authority Series A (AGM Insured)	5.00	10-1-2037	1,040,000	1,185,829
				1,768,826
Water & sewer revenue: 2.07%
North Sumter County Utility Dependent District (BAM Insured)	5.00	10-1-2031	500,000	566,365
North Sumter County Utility Dependent District (BAM Insured)	5.00	10-1-2032	950,000	1,069,679
North Sumter County Utility Dependent District (BAM Insured)	5.00	10-1-2035	1,290,000	1,424,459
North Sumter County Utility Dependent District (BAM Insured)	5.00	10-1-2036	880,000	970,764
Tohopekaliga Water Authority144A	5.00	10-1-2025	12,000,000	12,483,154
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2029	400,000	451,303
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2031	200,000	233,061
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2033	800,000	932,037
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2034	900,000	1,050,666
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2035	750,000	871,948
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2037	1,500,000	1,702,312
				21,755,748
				72,970,186
Georgia: 3.59%
Industrial development revenue: 0.05%
George L Smith II Congress Center Authority Series A	4.00	1-1-2036	500,000	502,920
Utilities revenue: 3.54%
Board of Water Light & Sinking Fund Commissioners of The City of Dalton	4.00	3-1-2033	1,100,000	1,149,315
Board of Water Light & Sinking Fund Commissioners of The City of Dalton	4.00	3-1-2034	1,200,000	1,252,633
Development Authority of Burke County Oglethorpe Power Corp. Series Aøø	1.50	1-1-2040	3,000,000	2,882,698
Development Authority of Burke County Oglethorpe Power Corp. Series Eøø	3.25	11-1-2045	6,000,000	5,943,289
Main Street Natural Gas, Inc. Series A	5.00	5-15-2029	2,600,000	2,757,765
Main Street Natural Gas, Inc. Series Aøø	5.00	6-1-2053	5,000,000	5,302,115
Main Street Natural Gas, Inc. Series Bøø	5.00	7-1-2053	3,000,000	3,198,600
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	1,500,000	1,443,419
Main Street Natural Gas, Inc. Series Døø	5.00	5-1-2054	3,000,000	3,190,676
The accompanying notes are an integral part of these financial statements.
14 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Main Street Natural Gas, Inc. Series E-1 (Royal Bank of Canada LIQ)øø	5.00%	12-1-2053	$5,000,000	$5,381,045
Municipal Electric Authority of Georgia General Resolution Projects Subordinated Bonds Series A	4.00	1-1-2036	1,500,000	1,562,842
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2032	525,000	564,714
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2034	930,000	999,421
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2035	600,000	643,895
Municipal Electric Authority of Georgia Series A	5.00	1-1-2035	925,000	1,001,832
				37,274,259
				37,777,179
Guam: 0.14%
Miscellaneous revenue: 0.14%
Territory of Guam Series F	4.00	1-1-2042	1,500,000	1,435,975
Hawaii: 0.11%
Airport revenue: 0.11%
State of Hawaii Harbor System Revenue Series C	4.00	7-1-2036	500,000	523,508
State of Hawaii Harbor System Revenue Series C	4.00	7-1-2037	600,000	623,649
				1,147,157
Illinois: 14.43%
Airport revenue: 1.04%
Chicago Midway International Airport Series B	4.00	1-1-2035	2,860,000	2,897,903
Chicago Midway International Airport Series B	5.00	1-1-2046	2,000,000	2,025,988
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.25	1-1-2039	1,190,000	1,339,952
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.25	1-1-2040	1,700,000	1,904,482
Chicago O’Hare International Airport Series A	4.00	1-1-2038	1,000,000	1,026,252
Chicago O’Hare International Airport Series B	5.00	1-1-2036	1,530,000	1,680,351
				10,874,928
Education revenue: 0.77%
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2034	440,000	408,941
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2035	1,025,000	938,137
Illinois Finance Authority Bradley University Series A	4.00	8-1-2035	805,000	823,604
Illinois Finance Authority Bradley University Series C	5.00	8-1-2032	2,500,000	2,627,085
Illinois Finance Authority Provident Group - UIUC Properties LLC Series A	5.00	10-1-2026	450,000	473,016
Illinois Finance Authority Provident Group - UIUC Properties LLC Series A	5.00	10-1-2031	400,000	442,261
Illinois Finance Authority Provident Group - UIUC Properties LLC Series A	5.00	10-1-2039	700,000	739,379
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 15

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Illinois Finance Authority Updated - Wesleyan University	5.00%	9-1-2026	$680,000	$709,611
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2029	400,000	410,455
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2030	525,000	536,435
				8,108,924
GO revenue: 4.75%
Chicago Board of Education Dedicated Capital Improvement Tax	5.00	4-1-2041	2,250,000	2,377,749
Chicago Board of Education Series A	5.00	12-1-2042	1,975,000	1,949,781
Chicago Board of Education Series B	5.00	12-1-2030	3,000,000	3,189,025
Chicago Board of Education Series B-1 (NPFGC Insured)¤	0.00	12-1-2025	3,380,000	3,136,612
Chicago Board of Education Series C	5.25	12-1-2039	5,000,000	4,998,148
Chicago Board of Education Series H	5.00	12-1-2036	1,650,000	1,669,327
Chicago Park District Series B (BAM Insured)	5.00	1-1-2029	2,000,000	2,000,000
City of Chicago Series A	5.00	1-1-2039	1,000,000	1,040,587
City of Chicago Series A	5.50	1-1-2039	4,750,000	5,214,206
City of Chicago Series A	5.50	1-1-2040	1,000,000	1,092,556
Cook County Community College District No. 508	5.25	12-1-2025	1,665,000	1,666,247
Cook County Community College District No. 508	5.25	12-1-2027	1,295,000	1,295,727
Cook County Community College District No. 508	5.25	12-1-2028	1,250,000	1,250,639
Cook County Community College District No. 508	5.25	12-1-2030	3,000,000	3,000,875
Cook County Community College District No. 508	5.25	12-1-2031	3,200,000	3,200,841
County of Cook	5.00	11-15-2034	1,300,000	1,368,855
County of Cook Series A	5.00	11-15-2029	1,000,000	1,058,892
County of Sangamon (BAM Insured)	4.00	12-15-2036	450,000	463,825
County of Sangamon (BAM Insured)	4.00	12-15-2040	300,000	303,099
Madison Bond Etc Counties Community Unit School District No. 5 Highland Series B (AGM Insured)	5.50	2-1-2033	600,000	693,508
Madison Bond Etc Counties Community Unit School District No. 5 Highland Series B (AGM Insured)	5.50	2-1-2038	1,635,000	1,843,427
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	4.00	12-1-2037	700,000	717,488
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	5.00	12-1-2034	400,000	438,833
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	5.00	12-1-2035	450,000	492,120
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	5.00	12-1-2036	500,000	543,578
South Sangamon Water Commission (AGM Insured)	4.00	1-1-2029	525,000	546,737
South Sangamon Water Commission (AGM Insured)	4.00	1-1-2030	600,000	629,209
South Sangamon Water Commission (AGM Insured)	4.00	1-1-2031	625,000	658,718
South Sangamon Water Commission (AGM Insured)	4.00	1-1-2033	500,000	526,178
South Sangamon Water Commission (AGM Insured)	4.00	1-1-2036	570,000	593,880
South Sangamon Water Commission (AGM Insured)	4.00	1-1-2037	525,000	543,097
State of Illinois Series A	5.00	3-1-2033	1,000,000	1,133,165
Stephenson County School District No. 145 Freeport Series A (AGM Insured)	5.00	2-1-2033	285,000	310,777
				49,947,706
The accompanying notes are an integral part of these financial statements.
16 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.33%
Illinois Finance Authority Ann & Robert H Lurie Children’s Hospital of Chicago Obligated Group	5.00%	8-15-2034	$1,000,000	$1,065,040
Illinois Finance Authority Edward-Elmhurst Healthcare Obligated Group Series A	5.00	1-1-2026	1,000,000	1,042,329
Illinois Finance Authority Lutheran Life Communities Obligated Group Series A	5.00	11-1-2035	900,000	833,100
Illinois Finance Authority University of Illinois	5.00	10-1-2032	520,000	564,278
				3,504,747
Housing revenue: 2.32%
Illinois Sports Facilities Authority	5.00	6-15-2028	1,000,000	1,046,987
Metropolitan Pier & Exposition Authority Series A (NPFGC Insured)¤	0.00	6-15-2029	10,000,000	8,383,728
Metropolitan Pier & Exposition Authority Series A (NPFGC Insured)¤	0.00	12-15-2030	12,800,000	10,171,676
Northern Illinois University (BAM Insured)	4.00	10-1-2033	1,000,000	1,039,827
Northern Illinois University (BAM Insured)	4.00	10-1-2036	1,650,000	1,694,655
Northern Illinois University (BAM Insured)	5.00	10-1-2031	900,000	989,057
Peoria Public Building Commission City School District No. 150 (BAM Insured)	5.00	12-1-2024	1,000,000	1,019,242
				24,345,172
Miscellaneous revenue: 0.23%
Illinois Finance Authority Field Museum of Natural History (U.S. SOFR+1.20%)±	4.97	11-1-2034	1,455,000	1,454,581
Northern Illinois University COP (AGM Insured)	5.00	9-1-2024	1,000,000	1,010,616
				2,465,197
Tax revenue: 3.36%
Chicago Transit Authority Sales Tax Receipts Fund	5.25	12-1-2049	3,000,000	3,015,894
County of Cook Sales Tax Revenue	5.00	11-15-2033	4,000,000	4,288,298
County of Cook Sales Tax Revenue	5.25	11-15-2035	4,000,000	4,300,129
County of Cook Sales Tax Revenue Series A	5.00	11-15-2036	1,160,000	1,294,845
County of Cook Sales Tax Revenue Series A	5.00	11-15-2037	1,625,000	1,796,522
Illinois Sports Facilities Authority (AGM Insured)	5.00	6-15-2028	2,500,000	2,514,279
Illinois Sports Facilities Authority (AGM Insured)	5.25	6-15-2030	4,000,000	4,028,875
Illinois Sports Facilities Authority (AGM Insured)	5.25	6-15-2032	3,000,000	3,013,095
Sales Tax Securitization Corp. Series A	4.00	1-1-2039	1,250,000	1,266,792
Sales Tax Securitization Corp. Series A	5.00	1-1-2029	1,000,000	1,110,800
Sales Tax Securitization Corp. Series C	5.00	1-1-2035	2,500,000	2,881,426
Sales Tax Securitization Corp. Series C	5.25	1-1-2035	4,700,000	5,189,915
Southwestern Illinois Development Authority	5.00	3-1-2025	725,000	643,916
				35,344,786
Transportation revenue: 0.43%
Illinois State Toll Highway Authority Series A	5.00	1-1-2037	1,250,000	1,430,302
Illinois State Toll Highway Authority Series A	5.00	1-1-2038	1,355,000	1,528,592
Illinois State Toll Highway Authority Series B	5.00	1-1-2037	1,500,000	1,507,155
				4,466,049
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 17

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 1.20%
City of Chicago Wastewater Transmission Revenue	5.00%	1-1-2027	$2,865,000	$2,868,430
City of Chicago Wastewater Transmission Revenue	5.00	1-1-2032	1,000,000	1,000,791
City of Chicago Wastewater Transmission Revenue	5.00	1-1-2033	1,000,000	1,000,732
City of Chicago Wastewater Transmission Revenue	5.00	1-1-2034	1,000,000	1,000,649
City of Chicago Wastewater Transmission Revenue	5.00	1-1-2039	1,500,000	1,500,891
City of Chicago Waterworks Revenue (AGM Insured)	5.25	11-1-2033	2,000,000	2,169,835
City of Chicago Waterworks Revenue Second Lien Project	5.00	11-1-2033	1,000,000	1,012,935
City of Chicago Waterworks Revenue Series B (AGM Insured)	4.00	11-1-2040	2,000,000	2,048,107
				12,602,370
				151,659,879
Indiana: 1.10%
Airport revenue: 0.12%
Indianapolis Local Public Improvement Bond Bank Series I-2	5.00	1-1-2033	1,120,000	1,273,653
Health revenue: 0.34%
Indiana Finance Authority University Health, Inc. Obligated Group Series A	4.00	12-1-2040	3,655,000	3,592,739
Housing revenue: 0.29%
Indiana Finance Authority Marion County Capital Improvement Board Series A	5.25	2-1-2028	2,000,000	2,067,185
North West Hendricks Multi-Building Corp.	4.00	7-15-2031	900,000	945,863
				3,013,048
Industrial development revenue: 0.25%
Indiana Finance Authority Ohio Valley Electric Corp. Series B	2.50	11-1-2030	2,925,000	2,659,592
Utilities revenue: 0.10%
Indiana Finance Authority Ohio Valley Electric Corp. Series A	4.25	11-1-2030	1,000,000	1,012,785
				11,551,817
Iowa: 0.81%
Health revenue: 0.29%
Iowa Finance Authority Health System Obligated Group Series B-2ø	4.00	2-15-2039	3,000,000	3,000,000
Housing revenue: 0.23%
City of Altoona Series C	5.00	6-1-2027	2,310,000	2,423,953
Utilities revenue: 0.29%
PEFA, Inc.øø	5.00	9-1-2049	3,000,000	3,072,814
				8,496,767
Kansas: 0.12%
Tax revenue: 0.12%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00	9-1-2034	3,030,000	1,213,577
The accompanying notes are an integral part of these financial statements.
18 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Kentucky: 0.45%
Education revenue: 0.15%
Kentucky Bond Development Corp. Centre College of Kentucky	4.00%	6-1-2030	$170,000	$179,353
Kentucky Bond Development Corp. Centre College of Kentucky	4.00	6-1-2031	260,000	274,299
Kentucky Bond Development Corp. Centre College of Kentucky	4.00	6-1-2032	230,000	240,882
Kentucky Bond Development Corp. Centre College of Kentucky	4.00	6-1-2033	180,000	188,192
Kentucky Bond Development Corp. Centre College of Kentucky	4.00	6-1-2035	460,000	478,358
Kentucky Bond Development Corp. Centre College of Kentucky	4.00	6-1-2036	235,000	243,768
				1,604,852
Health revenue: 0.06%
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series A	5.00	10-1-2038	600,000	665,080
Miscellaneous revenue: 0.13%
Kentucky Interlocal School Transportation Association COP	4.00	3-1-2033	1,300,000	1,330,454
Transportation revenue: 0.11%
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00	7-1-2029	1,400,000	1,098,206
				4,698,592
Louisiana: 2.27%
Airport revenue: 0.28%
New Orleans Aviation Board Louis Armstrong New Orleans International Airport CFC Revenue (AGM Insured)	5.00	1-1-2035	2,000,000	2,181,965
New Orleans Aviation Board Louis Armstrong New Orleans International Airport Series A	5.00	1-1-2033	750,000	794,202
				2,976,167
Education revenue: 0.60%
Louisiana Public Facilities Authority Loyola University New Orleans CAB	5.00	10-1-2027	3,380,000	3,597,975
Louisiana Public Facilities Authority Loyola University New Orleans CAB	5.00	10-1-2028	2,500,000	2,703,236
				6,301,211
Miscellaneous revenue: 0.16%
Louisiana Public Facilities Authority Roman Catholic Church of the Archdiocese of New Orleans	5.00	7-1-2024	1,000,000	800,000
Louisiana Public Facilities Authority Roman Catholic Church of the Archdiocese of New Orleans	5.00	7-1-2025	600,000	480,000
Louisiana Public Facilities Authority Roman Catholic Church of the Archdiocese of New Orleans	5.00	7-1-2026	500,000	400,000
				1,680,000
Tax revenue: 0.21%
Jefferson Sales Tax District Series B (AGM Insured)	5.00	12-1-2031	1,000,000	1,082,162
Jefferson Sales Tax District Series B (AGM Insured)	5.00	12-1-2032	1,000,000	1,080,268
				2,162,430
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 19

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.30%
Greater New Orleans Expressway Commission (AGM Insured)	5.00%	11-1-2031	$1,000,000	$1,037,983
Greater New Orleans Expressway Commission (AGM Insured)	5.00	11-1-2032	1,000,000	1,037,802
Greater New Orleans Expressway Commission (AGM Insured)	5.00	11-1-2033	1,000,000	1,037,440
				3,113,225
Water & sewer revenue: 0.72%
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2032	1,000,000	1,119,115
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2033	695,000	774,975
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2034	600,000	667,639
City of New Orleans Sewerage Service Revenue Series B (AGM Insured)	4.00	6-1-2035	400,000	421,921
City of New Orleans Sewerage Service Revenue Series B (AGM Insured)	4.00	6-1-2036	325,000	340,733
City of New Orleans Sewerage Service Revenue Series B (AGM Insured)	4.00	6-1-2037	335,000	347,518
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2030	500,000	526,596
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2031	600,000	631,257
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2032	1,655,000	1,741,097
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Sewerage Commission Series A	5.00	2-1-2030	1,000,000	1,001,512
				7,572,363
				23,805,396
Maine: 1.19%
Education revenue: 0.52%
Maine Health & Higher Educational Facilities Authority University of New England Series A	5.00	7-1-2029	1,015,000	1,080,084
Maine Health & Higher Educational Facilities Authority University of New England Series A	5.00	7-1-2030	1,200,000	1,275,592
Maine Health & Higher Educational Facilities Authority University of New England Series A	5.00	7-1-2032	1,415,000	1,503,860
Maine Health & Higher Educational Facilities Authority University of New England Series A	5.00	7-1-2033	1,485,000	1,578,430
				5,437,966
Health revenue: 0.67%
Maine Health & Higher Educational Facilities Authority Maine Health Obligated Group Series A	4.00	7-1-2036	800,000	828,351
Maine Health & Higher Educational Facilities Authority Maine Health Obligated Group Series A	4.00	7-1-2037	1,150,000	1,182,452
Maine Health & Higher Educational Facilities Authority Maine Health Obligated Group Series A	5.00	7-1-2035	1,000,000	1,105,672
Tender Option Bond Trust Receipts/Certificates Series 2023- XX1328144Aø	3.20	7-1-2053	4,000,000	4,000,000
				7,116,475
				12,554,441
The accompanying notes are an integral part of these financial statements.
20 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Maryland: 0.64%
Education revenue: 0.42%
City of Westminster McDaniel College, Inc.	5.00%	11-1-2026	$2,450,000	$2,553,584
Maryland Economic Development Corp. University Park Phase I & II at Salisbury University	5.00	6-1-2027	410,000	410,172
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	4.00	6-1-2035	470,000	474,691
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	4.00	6-1-2037	450,000	446,358
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	4.00	6-1-2039	500,000	481,152
				4,365,957
Health revenue: 0.09%
Maryland Health & Higher Educational Facilities Authority UPMC Obligated Group Series B	4.00	4-15-2040	950,000	957,392
Tax revenue: 0.13%
County of Howard Downtown Columbia Development District Series A144A	4.00	2-15-2028	425,000	420,852
County of Howard Downtown Columbia Development District Series A144A	4.13	2-15-2034	1,000,000	966,592
				1,387,444
				6,710,793
Massachusetts: 0.11%
Health revenue: 0.11%
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AGM Insured)	5.00	10-1-2033	525,000	579,550
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AGM Insured)	5.00	10-1-2034	500,000	547,861
				1,127,411
Michigan: 2.25%
Airport revenue: 0.14%
Wayne County Airport Authority Detroit Metropolitan Series A	5.00	12-1-2032	800,000	862,013
Wayne County Airport Authority Detroit Metropolitan Series A	5.00	12-1-2034	600,000	645,459
				1,507,472
Education revenue: 0.29%
Flint International Academy	5.50	10-1-2027	1,625,000	1,616,883
Michigan State University Series B	5.00	2-15-2036	1,325,000	1,467,025
				3,083,908
GO revenue: 0.34%
County of Kent	5.00	6-1-2030	1,040,000	1,095,491
Pinckney Community Schools (SBLF Insured)	5.00	5-1-2026	2,505,000	2,519,248
				3,614,739
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 21

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.30%
Michigan Finance Authority Trinity Health Corp. Obligated Group Series 2013-2	4.00%	12-1-2035	$3,000,000	$3,119,255
Miscellaneous revenue: 0.29%
Michigan Finance Authority City of Detroit Income Tax Revenue Series F1	4.00	10-1-2024	3,000,000	3,009,873
Water & sewer revenue: 0.89%
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.00	7-1-2030	3,350,000	3,524,344
Michigan Finance Authority Great Lakes Water Authority Water Supply System Revenue Series D1 (AGM Insured)	5.00	7-1-2035	2,750,000	2,764,217
Michigan Finance Authority Great Lakes Water Authority Water Supply System Revenue Series D1 (AGM Insured)	5.00	7-1-2037	2,000,000	2,007,709
Michigan Finance Authority Great Lakes Water Authority Water Supply System Revenue Series D6 (NPFGC Insured)	5.00	7-1-2025	1,000,000	1,008,512
				9,304,782
				23,640,029
Minnesota: 0.10%
Education revenue: 0.10%
Minnesota Higher Education Facilities Authority Concordia University St. Paul Series 6Q (U.S. Bank N.A. LOC)ø	4.00	4-1-2037	1,100,000	1,100,000
Mississippi: 0.57%
Health revenue: 0.30%
Mississippi Hospital Equipment & Facilities Authority North Mississippi Medical Center Obligated Group Series IV	5.00	10-1-2037	1,000,000	1,064,551
Mississippi Hospital Equipment & Facilities Authority North Mississippi Medical Center Obligated Group Series IV	5.00	10-1-2038	1,000,000	1,056,299
Mississippi Hospital Equipment & Facilities Authority North Mississippi Medical Center Obligated Group Series IV	5.00	10-1-2039	1,000,000	1,052,049
				3,172,899
Water & sewer revenue: 0.27%
West Rankin Utility Authority (AGM Insured)	5.00	1-1-2026	525,000	536,265
West Rankin Utility Authority (AGM Insured)	5.00	1-1-2027	435,000	444,333
West Rankin Utility Authority (AGM Insured)	5.00	1-1-2034	750,000	766,092
West Rankin Utility Authority (AGM Insured)	5.00	1-1-2035	1,000,000	1,021,457
				2,768,147
				5,941,046
Missouri: 0.67%
Education revenue: 0.23%
HEFA of the State of Missouri Webster University	5.00	4-1-2027	2,450,000	2,415,268
Health revenue: 0.20%
HEFA of the State of Missouri BJC Healthcare Obligated Group Series Cøø	5.00	5-1-2052	2,000,000	2,167,697
The accompanying notes are an integral part of these financial statements.
22 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.24%
Poplar Bluff R-I School District Series I (AGM Insured)	5.00%	3-1-2032	$1,500,000	$1,504,253
Poplar Bluff R-I School District Series I (AGM Insured)	5.00	3-1-2034	1,000,000	1,002,835
				2,507,088
				7,090,053
Nebraska: 0.12%
Health revenue: 0.12%
Douglas County Hospital Authority No. 2 Children’s Hospital Obligated Group Series A	4.00	11-15-2038	1,200,000	1,218,907
Nevada: 0.68%
GO revenue: 0.68%
City of Las Vegas Series A	5.00	5-1-2031	1,985,000	1,996,421
Clark County School District Series A	4.00	6-15-2034	5,000,000	5,141,540
				7,137,961
Miscellaneous revenue: 0.00%
City of Las Vegas Special Improvement District No. 607	4.25	6-1-2024	45,000	45,094
				7,183,055
New Hampshire: 0.23%
Housing revenue: 0.23%
New Hampshire Business Finance Authority National Finance Authority Series 1A	4.13	1-20-2034	2,353,401	2,326,650
New Hampshire HFA Series E AMT	4.80	7-1-2028	130,000	130,146
				2,456,796
New Jersey: 2.82%
Airport revenue: 0.21%
South Jersey Port Corp. Series S-1	5.00	1-1-2028	2,130,000	2,212,220
GO revenue: 0.17%
City of Trenton (BAM Insured)	5.00	12-1-2024	1,775,000	1,808,672
Housing revenue: 1.77%
Garden State Preservation Trust Series A (AGM Insured)	5.75	11-1-2028	5,000,000	5,390,944
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	3.13	7-1-2029	445,000	432,615
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	5.00	7-1-2033	3,850,000	4,011,753
New Jersey EDA Motor Vehicle Surcharge Revenue Series A (NPFGC Insured)	5.25	7-1-2026	2,320,000	2,436,362
New Jersey TTFA Series A¤	0.00	12-15-2030	2,000,000	1,601,324
New Jersey TTFA Series A	5.00	12-15-2036	2,000,000	2,173,458
New Jersey TTFA Series C	5.25	6-15-2032	2,500,000	2,535,807
				18,582,263
Miscellaneous revenue: 0.11%
North Hudson Sewerage Authority (AGM Insured)	5.00	6-1-2038	1,000,000	1,181,001
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 23

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.56%
New Jersey TTFA Series AA	5.00%	6-15-2036	$2,000,000	$2,253,310
New Jersey TTFA Series AA	5.00	6-15-2038	3,250,000	3,618,612
				5,871,922
				29,656,078
New Mexico: 1.34%
GO revenue: 0.12%
Albuquerque Municipal School District No. 12	5.00	8-1-2034	1,150,000	1,266,631
Industrial development revenue: 0.22%
City of Farmington Southern California Edison Co.	1.80	4-1-2029	2,540,000	2,272,337
Miscellaneous revenue: 1.00%
Town of Clayton (NPFGC Insured)	5.00	11-1-2028	9,265,000	9,476,012
Town of Clayton (NPFGC Insured)	5.00	11-1-2029	1,000,000	1,022,137
				10,498,149
				14,037,117
New York: 8.82%
Airport revenue: 0.53%
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2029	1,160,000	1,281,258
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2035	1,000,000	1,093,501
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2038	3,000,000	3,222,473
				5,597,232
Education revenue: 1.94%
Babylon L D Corp. II Series A	6.40	2-1-2043	2,000,000	2,012,186
Dutchess County Local Development Corp. Culinary Institute of America Series A-1	5.00	7-1-2027	335,000	346,913
Hempstead Town Local Development Corp. Academy Charter School Series A	4.45	2-1-2041	5,500,000	4,380,797
Hempstead Town Local Development Corp. Academy Charter School Series A	5.53	2-1-2040	2,725,000	2,545,961
Hempstead Town Local Development Corp. Academy Charter School Series A	5.89	2-1-2032	2,745,000	2,768,616
Hempstead Town Local Development Corp. Academy Charter School Series A	6.24	2-1-2047	1,750,000	1,704,029
Hempstead Town Local Development Corp. Academy Charter School Series B	5.57	2-1-2041	4,140,000	3,855,009
Monroe County Industrial Development Corp. Community College Association, Inc. (AGM Insured)	5.00	1-15-2024	905,000	905,585
Westchester County Local Development Corp. Pace University Series Bøø	4.63	5-1-2044	1,910,000	1,910,000
				20,429,096
The accompanying notes are an integral part of these financial statements.
24 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.42%
City of New York Series D-1	5.25%	5-1-2040	$1,500,000	$1,738,880
City of Yonkers Series C (AGM Insured)	5.00	3-15-2035	1,000,000	1,184,643
City of Yonkers Series F (BAM Insured)	5.00	11-15-2035	425,000	507,046
City of Yonkers Series F (BAM Insured)	5.00	11-15-2036	450,000	532,030
City of Yonkers Series F (BAM Insured)	5.00	11-15-2037	425,000	496,793
				4,459,392
Industrial development revenue: 0.09%
New York Liberty Development Corp. One Bryant Park LLC Class 3	2.80	9-15-2069	1,000,000	908,990
Tax revenue: 2.99%
Metropolitan Transportation Authority Dedicated Tax Fund Series A	5.25	11-15-2034	2,000,000	2,116,066
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	11-1-2041	5,485,000	5,588,732
New York City Transitional Finance Authority Future Tax Secured Revenue Series C-1	4.00	5-1-2044	2,000,000	2,013,336
New York City Transitional Finance Authority Future Tax Secured Revenue Series C-4ø	4.10	11-1-2044	2,000,000	2,000,000
New York Convention Center Development Corp. Hotel Unit Fee Revenue	5.00	11-15-2028	8,000,000	8,203,015
New York State Dormitory Authority Personal Income Tax Revenue Series A	5.00	2-15-2031	3,000,000	3,157,848
New York State Dormitory Authority Personal Income Tax Revenue Series D	4.00	2-15-2039	5,000,000	5,174,105
New York State Urban Development Corp. Personal Income Tax Revenue Series C	4.00	3-15-2037	3,000,000	3,144,693
				31,397,795
Transportation revenue: 2.17%
Metropolitan Transportation Authority Series B	5.00	11-15-2033	2,175,000	2,261,032
Metropolitan Transportation Authority Series B	5.25	11-15-2037	1,000,000	1,003,133
Metropolitan Transportation Authority Series C1	5.25	11-15-2031	11,540,000	11,902,583
Metropolitan Transportation Authority Series D	5.00	11-15-2031	3,415,000	3,559,812
Metropolitan Transportation Authority Series Døø	5.00	11-15-2034	2,000,000	2,023,596
Metropolitan Transportation Authority Series D-1	5.00	11-15-2030	2,010,000	2,064,506
				22,814,662
Utilities revenue: 0.20%
New York State Energy Research & Development Authority Electric & Gas Corp. Series C	4.00	4-1-2034	2,000,000	2,070,050
Water & sewer revenue: 0.48%
New York City Municipal Water Finance Authority Water & Sewer System Series AA-1ø	4.00	6-15-2048	1,000,000	1,000,000
New York City Municipal Water Finance Authority Water & Sewer System Series AA-3ø	4.00	6-15-2049	1,700,000	1,700,000
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 25

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
New York City Municipal Water Finance Authority Water & Sewer System Series AA-4ø	4.00%	6-15-2049	$2,000,000	$2,000,000
Western Nassau County Water Authority Series A	5.00	4-1-2028	300,000	307,359
				5,007,359
				92,684,576
Ohio: 1.90%
Education revenue: 0.60%
Northeast Ohio Medical University (BAM Insured)	5.00	12-1-2032	315,000	358,677
Northeast Ohio Medical University (BAM Insured)	5.00	12-1-2033	890,000	1,010,952
Northeast Ohio Medical University (BAM Insured)	5.00	12-1-2036	1,025,000	1,143,350
Northeast Ohio Medical University (BAM Insured)	5.00	12-1-2038	1,070,000	1,172,993
Northeast Ohio Medical University (BAM Insured)	5.00	12-1-2040	1,260,000	1,365,632
Ohio Higher Educational Facility Commission Xavier University	5.00	5-1-2029	1,080,000	1,208,691
				6,260,295
Health revenue: 0.11%
County of Hamilton UC Health Obligated Group	5.00	9-15-2035	1,100,000	1,145,790
Housing revenue: 0.28%
Clermont County Port Authority West Clermont Local School District (BAM Insured)	5.00	12-1-2025	500,000	520,614
Clermont County Port Authority West Clermont Local School District (BAM Insured)	5.00	12-1-2026	600,000	624,080
Clermont County Port Authority West Clermont Local School District (BAM Insured)	5.00	12-1-2028	1,250,000	1,298,036
RiverSouth Authority Series A	5.75	12-1-2027	470,000	469,987
				2,912,717
Miscellaneous revenue: 0.09%
Warrensville Heights City School District Series B COP (BAM Insured)	4.00	12-1-2037	1,000,000	1,001,910
Tobacco revenue: 0.20%
Buckeye Tobacco Settlement Financing Authority Class 1 Series A-2	4.00	6-1-2038	2,100,000	2,110,676
Utilities revenue: 0.62%
City of Hamilton Electric System Revenue (BAM Insured)	4.00	10-1-2034	710,000	747,214
City of Hamilton Electric System Revenue (BAM Insured)	4.00	10-1-2035	1,000,000	1,048,748
Cleveland Department of Public Utilities Division of Public Power (AGM Insured)	5.00	11-15-2033	625,000	684,076
Lancaster Port Authority Series A (Royal Bank of Canada LIQ)øø	5.00	8-1-2049	3,000,000	3,038,308
Ohio Air Quality Development Authority Ohio Valley Electric Corp. Series A	3.25	9-1-2029	1,000,000	965,650
				6,483,996
				19,915,384
The accompanying notes are an integral part of these financial statements.
26 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oklahoma: 3.56%
Education revenue: 0.07%
Oklahoma State University Series A	4.00%	9-1-2036	$750,000	$775,739
Housing revenue: 3.25%
Cache Educational Facilities Authority Comanche County Independent School District No. 1 Cache Series A	5.00	9-1-2025	3,055,000	3,153,293
Canadian County Educational Facilities Authority Independent School District No. 69 Mustang	5.00	9-1-2027	2,000,000	2,099,767
Canadian County Educational Facilities Authority Independent School District No. 69 Mustang	5.00	9-1-2028	2,180,000	2,293,886
Carter County Public Facilities Authority Independent School District No. 27 Plainview	5.00	12-1-2026	1,000,000	1,060,425
Carter County Public Facilities Authority Independent School District No. 27 Plainview	5.00	12-1-2027	1,000,000	1,064,264
Carter County Public Facilities Authority Independent School District No. 27 Plainview	5.00	12-1-2028	1,285,000	1,365,353
Cleveland County Educational Facilities Authority Independent School District No. 40 Noble	5.00	9-1-2027	700,000	748,535
Cleveland County Educational Facilities Authority Independent School District No. 40 Noble	5.00	9-1-2028	400,000	428,595
Cleveland County Educational Facilities Authority Independent School District No. 40 Noble	5.00	9-1-2029	250,000	267,303
Cleveland County Educational Facilities Authority Independent School District No. 40 Noble	5.00	9-1-2031	675,000	718,666
Comanche County Educational Facilities Authority Independent School District No. 16 Elgin Series A	5.00	12-1-2032	1,600,000	1,750,208
Dewey County Educational Facilities Authority Independent School District No. 8 Seiling	5.00	9-1-2026	1,230,000	1,301,279
Dewey County Educational Facilities Authority Independent School District No. 8 Seiling	5.00	9-1-2027	1,240,000	1,311,960
Garvin County Educational Facilities Authority Independent School District No. 9 Lindsay	5.00	9-1-2026	1,000,000	1,033,485
Garvin County Educational Facilities Authority Independent School District No. 9 Lindsay	5.00	9-1-2027	1,245,000	1,286,074
Grady County School Finance Authority Independent School District No. 97 Tuttle	5.00	9-1-2025	500,000	515,512
Grady County School Finance Authority Independent School District No. 97 Tuttle	5.00	9-1-2028	1,160,000	1,197,316
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2029	3,000,000	3,039,031
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2032	3,000,000	3,008,914
Oklahoma Development Finance Authority State Regents for Higher Education Series B	5.00	6-1-2030	500,000	557,607
Oklahoma Development Finance Authority State Regents for Higher Education Series B	5.00	6-1-2031	520,000	579,945
Oklahoma Development Finance Authority State Regents for Higher Education Series B	5.00	6-1-2032	550,000	613,196
Pontotoc County Educational Facilities Authority Independent School District No. 19 Ada	4.00	9-1-2032	450,000	474,270
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 27

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Pontotoc County Educational Facilities Authority Independent School District No. 19 Ada	4.00%	9-1-2033	$800,000	$839,333
Pontotoc County Educational Facilities Authority Independent School District No. 19 Ada	4.00	9-1-2034	625,000	653,968
Pontotoc County Educational Facilities Authority Independent School District No. 19 Ada	4.00	9-1-2035	810,000	841,123
Pontotoc County Educational Facilities Authority Independent School District No. 19 Ada	4.00	9-1-2036	1,000,000	1,028,648
Tulsa County Industrial Authority Independent School District No. 13 Glenpool Series A	5.00	9-1-2025	880,000	910,197
				34,142,153
Tax revenue: 0.24%
Oklahoma City Public Property Authority Hotel Tax	5.00	10-1-2027	1,140,000	1,182,678
Oklahoma City Public Property Authority Hotel Tax	5.00	10-1-2028	1,265,000	1,312,358
				2,495,036
				37,412,928
Oregon: 0.42%
Airport revenue: 0.13%
Port of Portland Airport Revenue Series 2023-XL0443	5.00	7-1-2037	705,000	793,835
Port of Portland Airport Revenue Series 26-A	4.00	7-1-2037	565,000	587,274
				1,381,109
Health revenue: 0.29%
Medford Hospital Facilities Authority Asante Health System Obligated Group Series A	5.00	8-15-2037	1,400,000	1,525,634
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00	10-1-2026	1,500,000	1,555,859
				3,081,493
				4,462,602
Pennsylvania: 12.00%
Airport revenue: 0.08%
City of Philadelphia Airport Revenue Series A	5.00	7-1-2028	315,000	339,945
City of Philadelphia Airport Revenue Series A	5.00	7-1-2031	450,000	483,162
				823,107
Education revenue: 0.43%
Chester County IDA Collegium Charter School Series A	5.00	10-15-2027	1,230,000	1,229,782
Northeastern Pennsylvania Hospital & Education Authority Wilkes University Series A	5.00	3-1-2026	885,000	892,626
Northeastern Pennsylvania Hospital & Education Authority Wilkes University Series A	5.00	3-1-2028	660,000	667,758
The accompanying notes are an integral part of these financial statements.
28 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Philadelphia IDA West Philadelphia Achievement Charter Elementary School	7.00%	5-1-2026	$475,000	$475,686
State Public School Building Authority Community College of Philadelphia Series A	5.00	6-15-2025	1,250,000	1,278,791
				4,544,643
GO revenue: 4.71%
Central Dauphin School District	5.00	2-1-2030	1,110,000	1,172,215
City of Philadelphia Series A	5.00	8-1-2033	2,020,000	2,169,447
City of Philadelphia Series A	5.25	7-15-2029	4,410,000	4,413,062
City of Reading Series A (BAM Insured)	5.00	11-1-2026	1,000,000	1,061,982
McKeesport Area School District Series A (AGM Insured)	4.00	10-1-2035	5,505,000	5,694,067
Moon Area School District Series A	5.00	11-15-2024	3,425,000	3,482,463
Moon Area School District Series A	5.00	11-15-2029	1,000,000	1,015,932
Norristown Area School District (BAM Insured)	5.00	9-1-2035	2,035,000	2,152,744
Reading School District (AGM Insured)	5.00	3-1-2037	2,000,000	2,097,751
Reading School District (AGM Insured)	5.00	3-1-2038	1,735,000	1,806,661
School District of Philadelphia Series A	5.00	9-1-2032	2,300,000	2,538,175
School District of Philadelphia Series C	5.00	9-1-2033	6,180,000	6,867,943
School District of Philadelphia Series F	5.00	9-1-2028	5,000,000	5,235,051
School District of Philadelphia Series F	5.00	9-1-2029	5,000,000	5,224,633
School District of Philadelphia Series F	5.00	9-1-2031	1,240,000	1,290,882
School District of Philadelphia Series F	5.00	9-1-2032	2,595,000	2,694,104
Scranton School District Series A (BAM Insured)	5.00	6-1-2037	500,000	547,883
				49,464,995
Health revenue: 1.63%
Allegheny County Hospital Development Authority UPMC Obligated Group Series A	4.00	7-15-2037	2,000,000	2,037,112
Allegheny County Hospital Development Authority UPMC Obligated Group Series A	5.00	7-15-2025	155,000	159,747
Cumberland County Municipal Authority Diakon Lutheran Social Ministries Obligated Group	5.00	1-1-2025	1,340,000	1,356,564
Cumberland County Municipal Authority Diakon Lutheran Social Ministries Obligated Group	5.00	1-1-2026	1,370,000	1,385,510
Cumberland County Municipal Authority Diakon Lutheran Social Ministries Obligated Group	5.00	1-1-2027	1,225,000	1,239,220
Hospitals & Higher Education Facilities Authority of Philadelphia Temple University Health System Obligated Group (AGM Insured)	5.00	7-1-2036	2,505,000	2,800,034
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group	4.00	9-1-2037	1,000,000	1,017,379
Pennsylvania EDFA UPMC Obligated Group Series A	4.00	11-15-2037	2,540,000	2,576,332
Pennsylvania EDFA UPMC Obligated Group Series A1	5.00	4-15-2031	1,000,000	1,122,331
Pennsylvania EDFA UPMC Obligated Group Series A1	5.00	4-15-2034	1,650,000	1,845,417
Pennsylvania EDFA UPMC Obligated Group Series A1	5.00	4-15-2035	1,450,000	1,616,492
				17,156,138
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 29

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 1.68%
Pennsylvania Housing Finance Agency Series 142-A	4.15%	10-1-2034	$1,500,000	$1,587,721
State Public School Building Authority Chester Upland School District Series B	5.25	9-15-2030	1,990,000	2,159,191
State Public School Building Authority Harrisburg School District Series B-2 (BAM Insured)	5.00	12-1-2025	340,000	346,187
State Public School Building Authority Harrisburg School District Series B-2 (BAM Insured)	5.00	12-1-2026	645,000	656,679
State Public School Building Authority Harrisburg School District Series B-2 (BAM Insured)	5.00	12-1-2027	360,000	366,616
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0540144Aø	3.12	4-1-2051	11,250,000	11,250,000
York County School of Technology Authority Series B (BAM Insured)	5.00	2-15-2027	800,000	809,147
York County School of Technology Authority Series B (BAM Insured)	5.00	2-15-2029	500,000	505,563
				17,681,104
Miscellaneous revenue: 1.65%
Commonwealth of Pennsylvania Series A	5.00	7-1-2029	480,000	525,595
Philadelphia Municipal Authority	5.00	4-1-2031	3,630,000	3,913,748
Philadelphia Municipal Authority	5.00	4-1-2034	1,800,000	1,943,443
State Public School Building Authority Harrisburg School District Series A (AGM Insured)	5.00	12-1-2028	3,020,000	3,204,358
State Public School Building Authority Harrisburg School District Series A (AGM Insured)	5.00	12-1-2033	3,505,000	3,685,841
State Public School Building Authority School District of Philadelphia Series A	5.00	6-1-2034	1,750,000	1,824,501
State Public School Building Authority School District of Philadelphia Series B (AGM Insured)	5.00	6-1-2029	2,000,000	2,247,145
				17,344,631
Tax revenue: 0.23%
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2033	700,000	760,788
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2034	750,000	813,987
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2035	750,000	810,560
				2,385,335
Tobacco revenue: 0.80%
Commonwealth Financing Authority	5.00	6-1-2027	2,500,000	2,657,959
Commonwealth Financing Authority	5.00	6-1-2028	2,500,000	2,706,360
Commonwealth Financing Authority (AGM Insured)	4.00	6-1-2039	3,000,000	3,021,932
				8,386,251
Transportation revenue: 0.45%
Pennsylvania Turnpike Commission Series E CAB (AGM Insured)	6.00	12-1-2030	4,220,000	4,767,965
The accompanying notes are an integral part of these financial statements.
30 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.34%
Capital Region Water Revenue	5.00%	7-15-2030	$1,500,000	$1,645,179
City of Philadelphia Water & Wastewater Revenue Series B	5.00	11-1-2033	1,760,000	1,908,570
				3,553,749
				126,107,918
South Carolina: 1.75%
Education revenue: 0.57%
South Carolina Jobs-EDA Furman University	5.00	10-1-2028	700,000	720,378
South Carolina Jobs-EDA Furman University	5.00	10-1-2030	1,885,000	1,936,644
South Carolina Jobs-EDA Furman University	5.00	10-1-2031	2,155,000	2,212,565
South Carolina Jobs-EDA York Preparatory Academy, Inc. Series A144A	7.00	11-1-2033	1,090,000	1,122,353
				5,991,940
Miscellaneous revenue: 0.10%
Laurens County School District No. 055	5.00	12-1-2025	1,000,000	1,036,495
Utilities revenue: 1.08%
South Carolina Public Service Authority Series E (AGM Insured)	5.25	12-1-2036	6,385,000	7,397,337
South Carolina Public Service Authority Series E (AGM Insured)	5.25	12-1-2037	3,445,000	3,951,983
				11,349,320
				18,377,755
Tennessee: 1.27%
Airport revenue: 0.26%
Metropolitan Nashville Airport Authority Series A	5.25	7-1-2047	2,500,000	2,799,649
Housing revenue: 0.10%
Chattanooga Health Educational & Housing Facility Board CDFI Phase I LLC	5.00	10-1-2028	1,000,000	1,021,350
Utilities revenue: 0.91%
Tennergy Corp. Series Aøø	5.50	10-1-2053	3,000,000	3,202,192
Tennessee Energy Acquisition Corp. Gas Project Series A-1øø	5.00	5-1-2053	3,500,000	3,653,827
Tennessee Energy Acquisition Corp. Series Aøø	5.00	5-1-2052	2,500,000	2,674,184
				9,530,203
				13,351,202
Texas: 5.17%
Airport revenue: 0.77%
City of Houston Airport System Revenue Series D	5.00	7-1-2033	3,010,000	3,296,281
City of Houston Airport System Revenue Series D	5.00	7-1-2035	2,000,000	2,181,896
Dallas Fort Worth International Airport Series A	4.00	11-1-2034	2,500,000	2,654,530
				8,132,707
GO revenue: 2.22%
Bexar County Hospital District	5.00	2-15-2037	1,250,000	1,343,578
City of Eagle Pass (AGM Insured)	4.00	3-1-2037	695,000	730,791
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 31

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
City of San Antonio	5.00%	8-1-2036	$3,990,000	$4,355,242
County of Denton	5.00	7-15-2030	1,000,000	1,010,848
County of El Paso Series A	5.00	2-15-2031	2,000,000	2,092,293
County of El Paso Series A	5.00	2-15-2032	2,120,000	2,215,787
Crane County Water District	5.00	2-15-2026	1,000,000	1,025,150
Crane County Water District	5.00	2-15-2030	1,130,000	1,152,964
Crane County Water District	5.00	2-15-2031	1,000,000	1,020,322
El Paso County Hospital District	5.00	8-15-2028	2,045,000	2,047,118
Fort Bend County Municipal Utility District No. 182 (BAM Insured)	5.25	9-1-2030	1,185,000	1,325,839
San Antonio Independent School District	5.00	8-15-2037	2,000,000	2,050,935
Viridian Municipal Management District (BAM Insured)	4.00	12-1-2030	710,000	714,353
Waller Consolidated Independent School District (BAM Insured)	5.00	2-15-2040	2,000,000	2,266,032
				23,351,252
Health revenue: 0.24%
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series A	4.00	11-15-2042	2,520,000	2,498,429
Housing revenue: 0.05%
Austin Community College District Public Facility Corp. Series C	5.00	8-1-2030	500,000	542,123
Miscellaneous revenue: 0.10%
Nueces River Authority City of Corpus Christi Utility System Revenue	5.00	7-15-2026	1,000,000	1,031,884
Tax revenue: 0.15%
Old Spanish Trail-Alemda Corridors RDA City of Houston TX Reinvestment Zone No. 7 (BAM Insured)	4.00	9-1-2031	1,540,000	1,612,478
Transportation revenue: 0.78%
Grand Parkway Transportation Corp. Series A	5.00	10-1-2034	1,500,000	1,636,852
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00	12-31-2035	3,000,000	3,250,923
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00	12-31-2036	3,015,000	3,247,292
				8,135,067
Utilities revenue: 0.65%
City of Brownsville Utilities System Revenue	5.00	9-1-2026	2,190,000	2,266,393
City of Brownsville Utilities System Revenue	5.00	9-1-2029	1,500,000	1,556,392
City of Brownsville Utilities System Revenue	5.00	9-1-2030	2,500,000	2,593,471
City of Weatherford Utility System Revenue (AGM Insured)	5.00	9-1-2026	375,000	388,288
				6,804,544
Water & sewer revenue: 0.21%
North Harris County Regional Water Authority (BAM Insured)	5.00	12-15-2029	1,215,000	1,216,276
Trinity River Authority	4.00	2-1-2027	1,000,000	1,010,355
				2,226,631
				54,335,115
The accompanying notes are an integral part of these financial statements.
32 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utah: 0.29%
Education revenue: 0.07%
Utah Charter School Finance Authority Freedom Academy Foundation144A	4.50%	6-15-2027	$715,000	$688,448
Housing revenue: 0.22%
West Valley City Municipal Building Authority (AGM Insured)	5.00	2-1-2032	1,555,000	1,646,523
West Valley City Municipal Building Authority (AGM Insured)	5.00	2-1-2033	645,000	683,353
				2,329,876
				3,018,324
Virginia: 0.15%
Tax revenue: 0.15%
Greater Richmond Convention Center Authority	5.00	6-15-2025	1,000,000	1,030,486
Marquis CDA of York County Virginia CAB144A	7.50	9-1-2045	386,000	135,100
Marquis CDA of York County Virginia Series B	5.63	9-1-2041	1,274,000	445,900
Marquis CDA of York County Virginia Series C CAB¤	0.00	9-1-2041	1,772,000	4,430
				1,615,916
Washington: 4.05%
Education revenue: 0.09%
Washington EDFA Biomedical Research Properties I	5.00	6-1-2028	1,000,000	1,007,995
GO revenue: 1.89%
King County Public Hospital District No. 1	5.00	12-1-2026	775,000	822,499
King County Public Hospital District No. 1	5.00	12-1-2029	1,600,000	1,684,904
King County Public Hospital District No. 1	5.00	12-1-2031	6,665,000	6,956,262
King County Public Hospital District No. 1	5.00	12-1-2032	2,905,000	3,030,310
King County Public Hospital District No. 1	5.00	12-1-2033	7,045,000	7,344,920
				19,838,895
Health revenue: 0.25%
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center	5.00	1-1-2028	1,350,000	1,391,172
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series D	5.00	10-1-2041	1,225,000	1,214,547
				2,605,719
Housing revenue: 1.38%
King County Housing Authority	4.00	6-1-2026	560,000	569,914
King County Housing Authority	4.00	12-1-2026	430,000	440,173
King County Housing Authority	4.00	6-1-2027	590,000	606,177
King County Housing Authority	4.00	12-1-2027	400,000	413,070
King County Housing Authority	4.00	6-1-2028	360,000	372,081
King County Housing Authority	4.00	12-1-2028	375,000	389,343
King County Housing Authority	4.00	12-1-2029	960,000	1,003,504
King County Housing Authority	4.00	12-1-2030	575,000	598,658
King County Housing Authority	4.00	12-1-2031	450,000	464,679
Snohomish County Housing Authority	5.00	4-1-2032	1,955,000	2,138,344
Snohomish County Housing Authority	5.00	4-1-2033	1,550,000	1,690,415
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 33

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Snohomish County Housing Authority	5.00%	4-1-2034	$655,000	$714,793
Washington State Housing Finance Commission Downtowner Apartments Project (FHLMC LIQ)	3.70	7-1-2030	5,000,000	5,113,578
				14,514,729
Miscellaneous revenue: 0.17%
State of Washington Series B COP	5.00	7-1-2037	1,585,000	1,750,797
Resource recovery revenue: 0.27%
City of Seattle Solid Waste Revenue	4.00	6-1-2033	1,175,000	1,195,030
City of Tacoma Solid Waste Utility Revenue Series B	5.00	12-1-2029	1,525,000	1,602,720
				2,797,750
				42,515,885
West Virginia: 0.62%
Health revenue: 0.14%
West Virginia Hospital Finance Authority United Health System Obligated Group Series A	5.00	6-1-2031	375,000	397,834
West Virginia Hospital Finance Authority United Health System Obligated Group Series A	5.00	6-1-2032	980,000	1,039,579
				1,437,413
Miscellaneous revenue: 0.48%
West Virginia EDA Lottery Excess Lottery Revenue Series A	5.00	7-1-2038	2,980,000	3,227,564
West Virginia Lottery Excess Lottery Revenue Series A	5.00	7-1-2029	1,755,000	1,808,003
				5,035,567
				6,472,980
Wisconsin: 3.96%
GO revenue: 0.62%
City of Milwaukee Series B4 (AGM Insured)	5.00	4-1-2038	1,495,000	1,669,415
City of Milwaukee Series N3 (AGM Insured)	5.00	4-1-2033	4,190,000	4,864,487
				6,533,902
Health revenue: 2.03%
Wisconsin HEFA Ascension Health Credit Group Series A	4.00	11-15-2039	14,975,000	15,029,887
Wisconsin HEFA Ascension Health Credit Group Series A	5.00	11-15-2035	5,000,000	5,197,390
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2039	1,000,000	1,076,629
				21,303,906
Housing revenue: 1.13%
Milwaukee RDA Board of School Directors	5.00	11-15-2029	420,000	445,688
Milwaukee RDA Board of School Directors	5.00	11-15-2030	635,000	672,936
PFA City of Boynton Beach	4.00	7-1-2030	2,090,000	2,218,860
PFA City of Boynton Beach	5.00	7-1-2035	3,590,000	3,896,753
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)	5.25	7-1-2034	1,000,000	1,174,127
The accompanying notes are an integral part of these financial statements.
34 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2023 (unaudited)

		Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)		5.25%	7-1-2035	$1,000,000	$1,169,192
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)		5.25	7-1-2036	1,000,000	1,160,906
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)		5.25	7-1-2037	1,000,000	1,150,607
					11,889,069
Miscellaneous revenue: 0.18%
Wisconsin Center District Series C CAB (AGM Insured)¤		0.00	12-15-2034	1,250,000	854,315
Wisconsin Center District Series C CAB (AGM Insured)¤		0.00	12-15-2035	1,600,000	1,045,827
					1,900,142
					41,627,019
Total municipal obligations (Cost $1,044,282,332)					1,041,432,207
Total investments in securities (Cost $1,044,282,332)	99.11%				1,041,432,207
Other assets and liabilities, net	0.89				9,380,493
Total net assets	100.00%				$1,050,812,700

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
COP	Certificate of participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLMC	Federal Home Loan Mortgage Corporation
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
SBLF	Small Business Lending Fund
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
TTFA	Transportation Trust Fund Authority
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 35

Statement of assets and liabilities—December 31, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $1,044,282,332)	$1,041,432,207
Cash	532,780
Cash at broker segregated for futures contracts	270,000
Receivable for interest	11,696,139
Receivable for Fund shares sold	2,083,477
Receivable for investments sold	75,000
Prepaid expenses and other assets	61,357
Total assets	1,056,150,960
Liabilities
Payable for Fund shares redeemed	4,074,745
Dividends payable	814,483
Management fee payable	213,860
Administration fees payable	73,477
Distribution fee payable	4,684
Trustees’ fees and expenses payable	2,352
Accrued expenses and other liabilities	154,659
Total liabilities	5,338,260
Total net assets	$1,050,812,700
Net assets consist of
Paid-in capital	$1,068,472,149
Total distributable loss	(17,659,449)
Total net assets	$1,050,812,700
Computation of net asset value and offering price per share
Net assets–Class A	$192,531,002
Shares outstanding–Class A1	17,527,255
Net asset value per share–Class A	$10.98
Maximum offering price per share – Class A2	$11.32
Net assets–Class C	$7,204,471
Shares outstanding–Class C1	655,846
Net asset value per share–Class C	$10.99
Net assets–Class R6	$254,405,061
Shares outstanding–Class R6[1]	23,133,443
Net asset value per share–Class R6	$11.00
Net assets–Administrator Class	$19,145,279
Shares outstanding–Administrator Class[1]	1,741,697
Net asset value per share–Administrator Class	$10.99
Net assets–Institutional Class	$577,526,887
Shares outstanding–Institutional Class[1]	52,493,377
Net asset value per share–Institutional Class	$11.00
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/97 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
36 | Allspring Intermediate Tax/AMT-Free Fund

Statement of operations—six months ended December 31, 2023 (unaudited)
Statement of operations
Investment income
Interest	$18,375,216
Expenses
Management fee	2,014,310
Administration fees
Class A	146,473
Class C	5,257
Class R6	39,142
Administrator Class	11,230
Institutional Class	223,302
Shareholder servicing fees
Class A	244,123
Class C	8,751
Administrator Class	27,593
Distribution fee
Class C	26,252
Custody and accounting fees	5,807
Professional fees	50,288
Registration fees	47,984
Shareholder report expenses	24,279
Trustees’ fees and expenses	13,721
Other fees and expenses	22,168
Total expenses	2,910,680
Less: Fee waivers and/or expense reimbursements
Fund-level	(769,521)
Administrator Class	(1,401)
Net expenses	2,139,758
Net investment income	16,235,458
Realized and unrealized gains (losses) on investments
Net realized losses on
Unaffiliated securities	(885,808)
Futures contracts	(354,214)
Net realized losses on investments	(1,240,022)
Net change in unrealized gains (losses) on investments	14,622,347
Net realized and unrealized gains (losses) on investments	13,382,325
Net increase in net assets resulting from operations	$29,617,783
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 37

Statement of changes in net assets
Statement of changes in net assets
	Six months ended December 31, 2023 (unaudited)		Year ended June 30, 2023
Operations
Net investment income		$16,235,458		$34,832,977
Net realized losses on investments		(1,240,022)		(5,100,145)
Net change in unrealized gains (losses) on investments		14,622,347		(4,834,841)
Net increase in net assets resulting from operations		29,617,783		24,897,991
Distributions to shareholders from
Net investment income and net realized gains
Class A		(2,815,069)		(5,425,830)
Class C		(74,759)		(147,473)
Class R6		(4,243,310)		(10,071,482)
Administrator Class		(330,786)		(746,117)
Institutional Class		(8,941,186)		(18,440,951)
Total distributions to shareholders		(16,405,110)		(34,831,853)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	778,292	8,307,527	4,105,227	44,098,490
Class C	89,944	961,117	133,617	1,438,697
Class R6	5,150,803	55,108,078	6,783,343	73,523,007
Administrator Class	53,227	571,461	342,577	3,681,877
Institutional Class	16,250,123	174,704,925	38,578,001	416,148,650
		239,653,108		538,890,721
Reinvestment of distributions
Class A	252,885	2,702,618	475,024	5,127,019
Class C	6,872	73,460	13,299	143,458
Class R6	45,218	483,772	81,232	877,596
Administrator Class	29,027	310,315	64,694	698,503
Institutional Class	792,590	8,484,652	1,613,793	17,426,333
		12,054,817		24,272,909
Payment for shares redeemed
Class A	(2,425,050)	(25,849,340)	(4,169,169)	(44,974,190)
Class C	(112,763)	(1,208,303)	(238,107)	(2,568,301)
Class R6	(6,965,389)	(74,486,383)	(25,871,540)	(277,830,476)
Administrator Class	(695,899)	(7,424,093)	(745,219)	(8,060,170)
Institutional Class	(17,101,898)	(181,782,336)	(57,854,817)	(619,462,149)
		(290,750,455)		(952,895,286)
Net decrease in net assets resulting from capital share transactions		(39,042,530)		(389,731,656)
Total decrease in net assets		(25,829,857)		(399,665,518)
Net assets
Beginning of period		1,076,642,557		1,476,308,075
End of period		$1,050,812,700		$1,076,642,557
The accompanying notes are an integral part of these financial statements.
38 | Allspring Intermediate Tax/AMT-Free Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2023 (unaudited)	Year ended June 30
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.82	$10.84	$11.92	$11.72	$11.66	$11.31
Net investment income	0.15 [1]	0.29	0.26	0.26	0.26	0.28
Net realized and unrealized gains (losses) on investments	0.16	(0.02)	(1.08)	0.20	0.05	0.35
Total from investment operations	0.31	0.27	(0.82)	0.46	0.31	0.63
Distributions to shareholders from
Net investment income	(0.15)	(0.29)	(0.26)	(0.26)	(0.25)	(0.28)
Net asset value, end of period	$10.98	$10.82	$10.84	$11.92	$11.72	$11.66
Total return[2]	2.96%	2.50%	(7.00)%	3.92%	2.72%	5.67%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.82%	0.81%	0.80%	0.79%	0.80%
Net expenses	0.67%	0.69%	0.70%	0.70%	0.70%	0.70%
Net investment income	2.85%	2.66%	2.22%	2.16%	2.18%	2.47%
Supplemental data
Portfolio turnover rate	5%	17%	7%	12%	24%	14%
Net assets, end of period (000s omitted)	$192,531	$204,701	$200,566	$246,130	$249,724	$263,113

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 39

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2023 (unaudited)	Year ended June 30
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.82	$10.84	$11.92	$11.72	$11.66	$11.31
Net investment income	0.11 [1]	0.21	0.17	0.17	0.17	0.20
Net realized and unrealized gains (losses) on investments	0.17	(0.02)	(1.08)	0.20	0.06	0.35
Total from investment operations	0.28	0.19	(0.91)	0.37	0.23	0.55
Distributions to shareholders from
Net investment income	(0.11)	(0.21)	(0.17)	(0.17)	(0.17)	(0.20)
Net asset value, end of period	$10.99	$10.82	$10.84	$11.92	$11.72	$11.66
Total return[2]	2.67%	1.73%	(7.70)%	3.14%	1.95%	4.88%
Ratios to average net assets (annualized)
Gross expenses	1.57%	1.57%	1.55%	1.55%	1.54%	1.55%
Net expenses	1.42%	1.44%	1.45%	1.45%	1.45%	1.45%
Net investment income	2.10%	1.89%	1.46%	1.40%	1.43%	1.73%
Supplemental data
Portfolio turnover rate	5%	17%	7%	12%	24%	14%
Net assets, end of period (000s omitted)	$7,204	$7,268	$8,268	$11,990	$19,082	$26,737

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
40 | Allspring Intermediate Tax/AMT-Free Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2023 (unaudited)	Year ended June 30
Class R6		2023	2022	2021	2020	2019[1]
Net asset value, beginning of period	$10.83	$10.85	$11.93	$11.74	$11.67	$11.33
Net investment income	0.17 [2]	0.33	0.29	0.29	0.29	0.29
Net realized and unrealized gains (losses) on investments	0.17	(0.03)	(1.08)	0.19	0.07	0.34
Total from investment operations	0.34	0.30	(0.79)	0.48	0.36	0.63
Distributions to shareholders from
Net investment income	(0.17)	(0.32)	(0.29)	(0.29)	(0.29)	(0.29)
Net asset value, end of period	$11.00	$10.83	$10.85	$11.93	$11.74	$11.67
Total return[3]	3.24%	2.82%	(6.71)%	4.14%	3.11%	5.65%
Ratios to average net assets (annualized)
Gross expenses	0.45%	0.44%	0.43%	0.42%	0.41%	0.41%
Net expenses	0.30%	0.38%	0.40%	0.40%	0.40%	0.40%
Net investment income	3.22%	2.93%	2.50%	2.44%	2.48%	2.75%
Supplemental data
Portfolio turnover rate	5%	17%	7%	12%	24%	14%
Net assets, end of period (000s omitted)	$254,405	$269,729	$476,328	$728,547	$1,159,305	$996,477

[1]	For the period from July 31, 2018 (commencement of class operations) to June 30, 2019
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 41

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2023 (unaudited)	Year ended June 30
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.83	$10.84	$11.93	$11.73	$11.67	$11.32
Net investment income	0.16 [1]	0.30	0.27	0.27	0.27	0.29
Net realized and unrealized gains (losses) on investments	0.16	(0.01)	(1.09)	0.20	0.06	0.35
Total from investment operations	0.32	0.29	(0.82)	0.47	0.33	0.64
Distributions to shareholders from
Net investment income	(0.16)	(0.30)	(0.27)	(0.27)	(0.27)	(0.29)
Net asset value, end of period	$10.99	$10.83	$10.84	$11.93	$11.73	$11.67
Total return[2]	2.99%	2.69%	(6.99)%	4.02%	2.82%	5.77%
Ratios to average net assets (annualized)
Gross expenses	0.76%	0.76%	0.74%	0.73%	0.73%	0.74%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	2.92%	2.74%	2.31%	2.25%	2.28%	2.57%
Supplemental data
Portfolio turnover rate	5%	17%	7%	12%	24%	14%
Net assets, end of period (000s omitted)	$19,145	$25,498	$29,202	$47,552	$60,435	$177,742

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
42 | Allspring Intermediate Tax/AMT-Free Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2023 (unaudited)	Year ended June 30
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.84	$10.85	$11.94	$11.74	$11.68	$11.33
Net investment income	0.17 [1]	0.32	0.29	0.29	0.28	0.31
Net realized and unrealized gains (losses) on investments	0.16	(0.01)	(1.09)	0.20	0.06	0.35
Total from investment operations	0.33	0.31	(0.80)	0.49	0.34	0.66
Distributions to shareholders from
Net investment income	(0.17)	(0.32)	(0.29)	(0.29)	(0.28)	(0.31)
Net asset value, end of period	$11.00	$10.84	$10.85	$11.94	$11.74	$11.68
Total return[2]	3.12%	2.87%	(6.84)%	4.17%	2.97%	5.93%
Ratios to average net assets (annualized)
Gross expenses	0.50%	0.49%	0.48%	0.47%	0.46%	0.47%
Net expenses	0.35%	0.43%	0.45%	0.45%	0.45%	0.45%
Net investment income	3.17%	2.90%	2.47%	2.40%	2.43%	2.72%
Supplemental data
Portfolio turnover rate	5%	17%	7%	12%	24%	14%
Net assets, end of period (000s omitted)	$577,527	$569,446	$761,944	$925,392	$1,125,657	$1,199,588

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 43

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Intermediate Tax/AMT-Free Fund  (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
44 | Allspring Intermediate Tax/AMT-Free Fund

Notes to financial statements (unaudited)
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2023, the aggregate cost of all investments for federal income tax purposes was $1,044,281,654 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$18,012,506
Gross unrealized losses	(20,861,953)
Net unrealized losses	$(2,849,447)
As of June 30, 2023, the Fund had capital loss carryforwards which consisted of $7,929,965 in short-term capital losses and $4,601,848 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$1,041,432,207	$0	$1,041,432,207
Total assets	$0	$1,041,432,207	$0	$1,041,432,207
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At December 31, 2023, the Fund did not have any transfers into/out of Level 3.
Allspring Intermediate Tax/AMT-Free Fund | 45

Notes to financial statements (unaudited)
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended December 31, 2023, the management fee was equivalent to an annual rate of 0.38% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of December 31, 2023, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class A	0.67%
Class C	1.42
Class R6	0.30
Administrator Class	0.60
Institutional Class	0.35
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
46 | Allspring Intermediate Tax/AMT-Free Fund

Notes to financial statements (unaudited)
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2023, Allspring Funds Distributor received $1,851 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $60,475,000, $115,135,179 and $(396,748) in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2023.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2023 were $48,312,278 and $92,728,253, respectively.
6.
DERIVATIVE TRANSACTIONS
During the six months ended December 31, 2023, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yield and to help manage the duration of portfolio. The Fund had an average notional amount of $2,321,432 in long futures contracts during the six months ended December 31, 2023.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended December 31, 2023, there were no borrowings by the Fund under the agreement.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Intermediate Tax/AMT-Free Fund | 47

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

48 | Allspring Intermediate Tax/AMT-Free Fund

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 117 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

Allspring Intermediate Tax/AMT-Free Fund | 49

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

50 | Allspring Intermediate Tax/AMT-Free Fund

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Intermediate Tax/AMT-Free Fund | 51

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-01052024-lzfx7abw 02-24
SAR3322 12-23

Allspring Minnesota Tax-Free Fund
Semi-Annual Report
December 31, 2023

The views expressed and any forward-looking statements are as of December 31, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Minnesota Tax-Free Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Minnesota Tax-Free Fund for the six-month period that ended December 31, 2023. Globally, stocks and bonds experienced high levels of volatility during the period but gained overall. The market was focused on the impact of ongoing aggressive central bank rate hikes on persistently high inflation. As inflation finally gradually declined, anticipation rose over an end to the central bank monetary tightening cycle. For the six-month period, domestic U.S. and global stocks and bonds had positive overall results, with U.S. stocks leading the way. After suffering deep and broad losses through 2022, bonds now benefit from a base of higher yields that can help generate higher income.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 8.04%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 5.61% while the MSCI EM Index (Net) (USD)3 returned 4.71%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 3.37%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 4.85%, the Bloomberg Municipal Bond Index6 returned 3.63%, and the ICE BofA U.S. High Yield Index7 returned 7.67%.
Still focused on high inflation and elevated central bank rates, markets were volatile.
The six-month period began on a positive note in July for stocks as well as bonds. Riskier sectors and regions tended to do well, as investors grew more optimistic regarding economic prospects. With strong second quarter gross domestic product (GDP) growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. The Federal Reserve (Fed), the European Central Bank (ECB), and the Bank of England (BoE) all raised their respective key interest rates by 0.25% in July. In the Fed’s case, speculation grew that it could be very close to the end of its tightening cycle. Meanwhile, China’s economy showed signs of stagnation, renewing concerns of global fallout.
Stocks retreated in August while monthly bond returns were flat overall. Increased global market volatility reflected unease over the Chinese property market being stressed along with weak Chinese economic data. However, speculation grew over a possible end to the Fed’s campaign of interest rate increases or at least a pause in September. U.S. economic data generally remained solid, with resilient job market data and inflation ticking up slightly in August, as the annual Consumer Price Index (CPI)8 rose 3.7%. However, the three-month trend for Core CPI9, stood at an annualized 2.4%.
“ With strong
second-quarter gross
domestic product
growth—initially
estimated at 2.4%—and
U.S. annual inflation easing steadily to 3.2%
in July, hopes for a soft
economic landing grew. ”
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
8
The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
9
The Core CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services excluding energy and food prices. You cannot invest directly in an index.
2 | Allspring Minnesota Tax-Free Fund

Letter to shareholders (unaudited)
Stocks and bonds both had negative overall returns in September as investors reluctantly recited the new chorus of “higher for longer,” led by the Fed’s determination not to lower interest rates until it knows it has vanquished its pesky opponent—higher-than-targeted inflation. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index1 and the CPI—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily but looming in the coming months.
October was a tough month for financial markets overall. Key global indexes were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict, and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third quarter GDP was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter as the Federal Open Market Committee held rates steady at its December meeting.
The broad year-end rally among stocks and bonds that began in November continued through December as investors became more confident that monetary policy would ease in 2024. Supporting the bubbly market mood were a series of reports confirming lower inflationary trends in the U.S. and Europe. During the period, it appeared more likely that the U.S. economy could achieve a soft landing, cooling enough to lower inflation without the pain of a recession. However, by year-end, an expectations gap developed. Capital markets priced in a total of 1.50 percentage points in federal funds rate cuts in 2024, twice as much as the three cuts of 0.25% hinted at by Fed officials.
1
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It is sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
Allspring Minnesota Tax-Free Fund | 3

Letter to shareholders (unaudited)
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
4 | Allspring Minnesota Tax-Free Fund

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

Allspring Minnesota Tax-Free Fund | 5

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks current income exempt from federal income tax and Minnesota individual income tax.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Bruce R. Johns, Kerry Laurin

Average annual total returns (%) as of December 31, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (NMTFX)	1-12-1988	-0.75	0.58	1.70	3.93	1.51	2.17	0.91	0.84
Class C (WMTCX)	4-8-2005	2.20	0.78	1.56	3.20	0.78	1.56	1.66	1.59
Administrator Class (NWMIX)	8-2-1993	–	–	–	4.18	1.76	2.43	0.86	0.60
Institutional Class (WMTIX)[3]	10-31-2016	–	–	–	4.26	1.84	2.50	0.59	0.52
Bloomberg Municipal Bond Index[4]	–	–	–	–	6.40	2.25	3.03	–	–
Bloomberg Minnesota Municipal Bond Index[5]	–	–	–	–	5.08	1.94	2.50	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through October 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.84% for Class A, 1.59% for Class C, 0.60% for Administrator Class and 0.52% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers)
as stated in the prospectuses.

[3]
Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.

[4]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[5]	The Bloomberg Minnesota Municipal Bond Index is the Minnesota component of the Bloomberg Municipal Bond Index. You cannot invest directly in an index
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

6 | Allspring Minnesota Tax-Free Fund

Performance highlights (unaudited)
Credit quality as of December 31, 2023[1]

16%
AAA/Aaa
35%
AA/Aa
25%
A/A
13%
BBB/Baa
6%
BB/Ba
1%
B/B
4%
Not rated

[1]
The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D
(lowest). Ratings from A to CCC may be modified by the addition of a plus
(+) or minus (-) sign to show relative standing within the rating categories.
Standard & Poor’s rates the creditworthiness of short-term notes from
SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from
MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

Effective maturity distribution as of December 31, 2023[1]

16%
0-1 year
23%
1-3 year(s)
15%
3-5 years
19%
5-10 years
14%
10-20 years
11%
20-30 years
2%
30+ years

[1]	Figures represent the percentage of the Fund’s long-term investments. These amounts are subject to change and may have changed since the date specified.

Allspring Minnesota Tax-Free Fund | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2023 to December 31, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 7-1-2023	Ending account value 12-31-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,023.70	$4.25	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$4.24	0.84%
Class C
Actual	$1,000.00	$1,021.00	$6.92	1.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$6.91	1.37%
Administrator Class
Actual	$1,000.00	$1,026.00	$3.04	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$3.03	0.60%
Institutional Class
Actual	$1,000.00	$1,026.40	$2.63	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.40	$2.63	0.52%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one-half-year period).

8 | Allspring Minnesota Tax-Free Fund

Portfolio of investments—December 31, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 97.18%
Georgia: 0.26%
Utilities revenue: 0.26%
Main Street Natural Gas, Inc. Series C144Aøø	4.00%	8-1-2052	$500,000	$481,140
Guam: 0.46%
Airport revenue: 0.18%
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2031	325,000	338,898
Water & sewer revenue: 0.28%
Guam Government Waterworks Authority	5.00	1-1-2046	500,000	507,569
				846,467
Illinois: 0.17%
Miscellaneous revenue: 0.17%
City of Chicago Lakeshore East Special Assessment Area144A	2.53	12-1-2025	327,000	318,617
Minnesota: 95.37%
Airport revenue: 2.30%
Minneapolis-St. Paul Metropolitan Airports Commission Series A	5.00	1-1-2031	485,000	520,135
Minneapolis-St. Paul Metropolitan Airports Commission Series A	5.00	1-1-2032	50,000	50,000
Minneapolis-St. Paul Metropolitan Airports Commission Series A	5.00	1-1-2033	200,000	200,000
Minneapolis-St. Paul Metropolitan Airports Commission Series A	5.00	1-1-2052	1,000,000	1,077,384
Minneapolis-St. Paul Metropolitan Airports Commission Series B AMT	5.00	1-1-2026	1,100,000	1,100,000
Minneapolis-St. Paul Metropolitan Airports Commission Series C	5.00	1-1-2046	1,000,000	1,040,762
Minneapolis-St. Paul Metropolitan Airports Commission Series D AMT	5.00	1-1-2041	250,000	256,794
				4,245,075
Education revenue: 20.19%
City of Brooklyn Park Athlos Leadership Academy Series A	5.50	7-1-2040	750,000	671,990
City of Cologne Cologne Academy Series A	5.00	7-1-2029	590,000	590,025
City of Cologne Cologne Academy Series A	5.00	7-1-2034	500,000	488,042
City of Columbus New Millennium Academy Series A	5.50	7-1-2030	1,000,000	974,473
City of Deephaven Eagle Ridge Academy Series A	4.00	7-1-2025	125,000	123,733
City of Deephaven Eagle Ridge Academy Series A	4.00	7-1-2026	100,000	98,485
City of Deephaven Eagle Ridge Academy Series A	4.00	7-1-2027	100,000	98,146
City of Deephaven Eagle Ridge Academy Series A	5.25	7-1-2037	400,000	402,279
City of Deephaven Eagle Ridge Academy Series A	5.25	7-1-2040	500,000	500,993
City of Forest Lake Lakes International Language Academy Series A	5.50	8-1-2036	500,000	501,469
City of Ham Lake DaVinci Academy of Arts & Science Series A	4.00	7-1-2028	370,000	352,406
City of Ham Lake DaVinci Academy of Arts & Science Series A	5.00	7-1-2031	625,000	612,768
City of Hugo Noble Academy Series A	5.00	7-1-2029	600,000	600,779
City of Minneapolis Northeast College Prep Series A	5.00	7-1-2055	700,000	571,957
City of Moorhead Concordia College	5.00	12-1-2025	1,055,000	1,062,373
City of Otsego Kaleidoscope Charter School Series A	4.15	9-1-2024	95,000	94,367
City of Otsego Kaleidoscope Charter School Series A	5.00	9-1-2034	1,100,000	1,058,570
City of Ramsey PACT Charter School Series A	5.00	6-1-2032	1,000,000	1,003,245
City of St. Cloud Athlos Academy Series A144A	5.25	6-1-2032	355,000	350,948
City of St. Cloud STRIDE Academy Series A	5.00	4-1-2036	750,000	671,716
City of Woodbury Math & Science Academy Series A	4.00	12-1-2050	500,000	407,577
The accompanying notes are an integral part of these financial statements.
Allspring Minnesota Tax-Free Fund | 9

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Housing & RDA of The City of St. Paul Minnesota Conservatory for Performing Artists Series A	4.00%	3-1-2028	$150,000	$142,687
Housing & RDA of The City of St. Paul Minnesota Hmong College Prep Academy Series A	5.00	9-1-2055	400,000	355,404
Housing & RDA of The City of St. Paul Minnesota Hmong College Prep Academy Series A	5.25	9-1-2031	1,000,000	1,012,294
Housing & RDA of The City of St. Paul Minnesota Hope Community Academy Series A	5.00	12-1-2034	1,645,000	1,497,366
Housing & RDA of The City of St. Paul Minnesota Twin Cities Academy Series A	5.00	7-1-2035	925,000	892,082
Housing & RDA of The City of St. Paul Minnesota Twin Cities German Immersion School	5.00	7-1-2055	750,000	650,093
Minnesota Higher Education Facilities Authority Bethel University	5.00	5-1-2037	1,250,000	1,212,054
Minnesota Higher Education Facilities Authority Carleton College	5.00	3-1-2053	500,000	545,271
Minnesota Higher Education Facilities Authority College of St. Benedict	4.00	3-1-2036	410,000	410,867
Minnesota Higher Education Facilities Authority College of St. Scholastica, Inc.	4.00	12-1-2040	1,000,000	932,452
Minnesota Higher Education Facilities Authority College of St. Scholastica, Inc. Series 7R	4.25	12-1-2027	330,000	330,080
Minnesota Higher Education Facilities Authority Hamline University Series B	5.00	10-1-2035	1,000,000	1,027,990
Minnesota Higher Education Facilities Authority Macalester College	5.00	3-1-2028	400,000	428,885
Minnesota Higher Education Facilities Authority Macalester College	5.00	3-1-2030	500,000	539,664
Minnesota Higher Education Facilities Authority St. Catherine University Series A	5.00	10-1-2025	570,000	588,213
Minnesota Higher Education Facilities Authority St. Catherine University Series A	5.00	10-1-2045	2,000,000	2,038,833
Minnesota Higher Education Facilities Authority St. John’s University	4.00	10-1-2034	200,000	209,268
Minnesota Higher Education Facilities Authority St. John’s University	4.00	10-1-2035	170,000	177,191
Minnesota Higher Education Facilities Authority St. John’s University	4.00	10-1-2039	200,000	204,336
Minnesota Higher Education Facilities Authority St. John’s University	4.00	10-1-2040	200,000	203,535
Minnesota Higher Education Facilities Authority St. Olaf College	4.00	10-1-2046	2,750,000	2,759,605
Minnesota Higher Education Facilities Authority University of St. Thomas/Minneapolis	4.00	10-1-2041	515,000	517,001
Minnesota Higher Education Facilities Authority University of St. Thomas/Minneapolis	5.00	10-1-2040	750,000	801,573
Minnesota Higher Education Facilities Authority University of St. Thomas/Minneapolis Series 8-L	5.00	4-1-2029	750,000	786,451
Minnesota Higher Education Facilities Authority University of St. Thomas/Minneapolis Series 8-L	5.00	4-1-2035	750,000	784,337
Minnesota Higher Education Facilities Authority University of St. Thomas/Minneapolis Series A	5.00	10-1-2026	295,000	311,045
Minnesota Higher Education Facilities Authority University of St. Thomas/Minneapolis Series A	5.00	10-1-2052	1,000,000	1,044,672
Minnesota Higher Education Facilities Authority University of St. Thomas/Minneapolis Series B	5.00	10-1-2036	775,000	852,229
Minnesota Office of Higher Education AMT	4.00	11-1-2037	595,000	580,880
Minnesota Office of Higher Education AMT	5.00	11-1-2026	700,000	727,870
The accompanying notes are an integral part of these financial statements.
10 | Allspring Minnesota Tax-Free Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Minnesota Office of Higher Education AMT	5.00%	11-1-2027	$500,000	$528,421
Minnesota Office of Higher Education AMT	5.00	11-1-2033	1,000,000	1,114,879
University of Minnesota Series A	5.00	4-1-2034	270,000	302,242
University of Minnesota Series A	5.00	8-1-2035	500,000	627,967
University of Minnesota Series A	5.00	9-1-2042	770,000	811,611
				37,185,689
GO revenue: 23.06%
Alexandria Lake Area Sanitation District	4.13	2-1-2044	325,000	323,714
Becker Independent School District No. 726 Series B	4.00	2-1-2024	190,000	190,134
Becker Independent School District No. 726 Series B	4.00	2-1-2026	100,000	102,408
Brainerd Independent School District No. 181 Series A	4.00	2-1-2043	225,000	226,041
Buffalo-Hanover-Montrose Independent School District No. 877	2.85	2-1-2028	2,080,000	2,075,599
Canby Independent School District No. 891 Series A	4.00	2-1-2043	1,320,000	1,344,496
Chisholm Independent School District No. 695 Series A	6.00	2-1-2029	500,000	586,361
Chisholm Independent School District No. 695 Series A	6.00	2-1-2030	750,000	902,553
City of Chaska Series C	5.00	2-1-2028	235,000	257,876
City of Chaska Series C	5.00	2-1-2029	250,000	280,016
City of Chaska Series C	5.00	2-1-2030	230,000	262,584
City of Elk River Series A	3.00	12-1-2044	2,000,000	1,728,253
City of Long Prairie Series A AMT	5.00	2-1-2025	160,000	163,312
City of Long Prairie Series A AMT	5.00	2-1-2026	185,000	192,820
City of St. Cloud Series A	4.00	2-1-2029	475,000	496,483
City of St. Cloud Series A	4.00	2-1-2030	495,000	517,292
City of St. Cloud Series B	4.00	2-1-2028	245,000	256,105
City of St. Cloud Series B	4.00	2-1-2029	255,000	266,533
City of St. Cloud Series B	4.00	2-1-2030	260,000	271,630
County of Hennepin Series A	5.00	12-1-2033	160,000	175,116
County of Hennepin Series A	5.00	12-1-2037	910,000	982,661
County of Hennepin Series A	5.00	12-1-2041	1,000,000	1,044,221
County of Hennepin Series A	5.00	12-1-2043	1,500,000	1,714,113
County of Hennepin Series B	5.00	12-1-2029	450,000	480,201
County of Hennepin Series B	5.00	12-15-2031	1,260,000	1,412,043
County of Hennepin Series C	5.00	12-1-2031	2,000,000	2,130,172
County of Ramsey Series B	5.00	2-1-2034	1,950,000	2,323,988
County of Rice Series A	4.00	2-1-2048	1,500,000	1,511,014
Duluth Independent School District No. 709 Series C CAB¤	0.00	2-1-2033	1,075,000	737,065
Gibbon Independent School District No. 2365 Series A	5.00	2-1-2041	300,000	335,500
Gibbon Independent School District No. 2365 Series A	5.00	2-1-2048	1,700,000	1,851,611
Hastings Independent School District No. 200 Series A CAB¤	0.00	2-1-2032	1,305,000	987,074
Hastings Independent School District No. 200 Series A CAB¤	0.00	2-1-2033	1,145,000	831,808
Hawley Independent School District No. 150 Series A	5.00	2-1-2040	750,000	821,200
Hawley Independent School District No. 150 Series A	5.00	2-1-2041	440,000	479,028
Hopkins Independent School District No. 270 Series A	4.00	2-1-2031	170,000	177,601
Jordan Independent School District No. 717 Series A	5.00	2-1-2035	150,000	173,606
Jordan Independent School District No. 717 Series A	5.00	2-1-2039	500,000	557,956
Marshall County Independent School District No. 441 Series A	5.00	2-1-2037	250,000	285,171
Marshall County Independent School District No. 441 Series A	5.00	2-1-2038	250,000	280,545
The accompanying notes are an integral part of these financial statements.
Allspring Minnesota Tax-Free Fund | 11

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Minneapolis Special School District No. 1 Series A	4.00%	2-1-2040	$1,150,000	$1,175,179
Nashwauk Keewatin Independent School District No. 319 Series A	5.00	2-1-2030	250,000	288,007
Nashwauk Keewatin Independent School District No. 319 Series A	5.00	2-1-2031	325,000	381,631
Red Lake County Central Independent School District No. 2906 Series A	5.00	2-1-2030	275,000	315,129
Red Lake County Central Independent School District No. 2906 Series A	5.00	2-1-2031	465,000	542,063
Red Lake County Central Independent School District No. 2906 Series A	5.00	2-1-2032	250,000	295,231
Red Lake County Central Independent School District No. 2906 Series A	5.00	2-1-2033	310,000	368,680
Rock Ridge Independent School District No. 2909 Series A	5.00	2-1-2035	405,000	474,598
Roseville Independent School District No. 623 Series A	5.00	2-1-2031	2,090,000	2,229,221
Russell Tyler Ruthton Independent School District No. 2902 Series A	5.00	2-1-2030	1,620,000	1,826,423
Sartell-St. Stephen Independent School District No. 748 Series A	5.00	2-1-2027	200,000	204,006
St. Cloud Independent School District No. 742 Series B	5.00	2-1-2031	200,000	229,519
State of Minnesota Series A	5.00	8-1-2039	1,750,000	1,976,219
State of Minnesota Series B	3.25	8-1-2034	140,000	140,123
State of Minnesota Series B	4.00	8-1-2031	250,000	265,305
State of Minnesota Series B	4.00	8-1-2043	1,000,000	1,024,250
Worthington Independent School District No. 518 Series A	4.00	2-1-2030	440,000	452,014
Worthington Independent School District No. 518 Series A	4.00	2-1-2032	530,000	544,519
				42,468,021
Health revenue: 21.14%
City of Center City Hazelden Betty Ford Foundation	5.00	11-1-2026	750,000	755,275
City of Center City Hazelden Betty Ford Foundation	5.00	11-1-2027	500,000	503,313
City of Center City Hazelden Betty Ford Foundation	5.00	11-1-2029	300,000	301,745
City of Maple Grove Hospital Corp.	5.00	5-1-2030	850,000	890,570
City of Maple Grove Hospital Corp.	5.00	5-1-2031	500,000	522,860
City of Maple Grove Hospital Corp.	5.00	5-1-2032	725,000	755,523
City of Minneapolis/St. Paul Housing & RDA Allina Health Obligated Group	5.00	11-15-2025	225,000	233,447
City of Minneapolis/St. Paul Housing & RDA Allina Health Obligated Group	5.00	11-15-2026	645,000	684,911
City of Minneapolis/St. Paul Housing & RDA Allina Health Obligated Group	5.00	11-15-2029	1,000,000	1,124,386
City of Minneapolis/St. Paul Housing & RDA Allina Health Obligated Group Series A	5.00	11-15-2029	1,000,000	1,060,859
City of Minneapolis Allina Health Obligated Group	4.00	11-15-2038	975,000	1,001,080
City of Minneapolis Allina Health Obligated Group Series Bøø	5.00	11-15-2053	1,000,000	1,109,288
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2033	3,000,000	3,085,426
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2035	390,000	404,578
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2036	1,100,000	1,133,605
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2049	1,000,000	1,001,357
City of Plato Glencoe Regional Health Services	5.00	4-1-2041	550,000	562,890
City of Rochester Mayo Clinic	5.00	11-15-2057	2,000,000	2,211,751
City of Rochester Mayo Clinic Series B (Northern Trust Company SPA)ø	3.80	11-15-2038	4,500,000	4,500,000
The accompanying notes are an integral part of these financial statements.
12 | Allspring Minnesota Tax-Free Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
City of Shakopee Senior Housing Revenue Benedictine Living Community of Shakopee LLC144Aøø	5.85%	11-1-2058	$740,000	$717,948
City of Shakopee St. Francis Regional Medical Center Obligated Group	5.00	9-1-2024	420,000	424,128
City of Shakopee St. Francis Regional Medical Center Obligated Group	5.00	9-1-2027	700,000	705,098
City of Shakopee St. Francis Regional Medical Center Obligated Group	5.00	9-1-2029	325,000	327,078
City of St. Cloud CentraCare Health System Obligated Group Series A	5.00	5-1-2028	1,550,000	1,618,569
City of St. Cloud CentraCare Health System Obligated Group Series A	5.00	5-1-2030	2,000,000	2,088,396
City of St. Cloud CentraCare Health System Obligated Group Series A	5.00	5-1-2031	2,000,000	2,086,439
Duluth EDA Essentia Health Obligated Group Series A	5.00	2-15-2048	650,000	661,707
Duluth EDA Essentia Health Obligated Group Series A	5.00	2-15-2058	1,450,000	1,467,964
Duluth EDA Essentia Health Obligated Group Series A	5.25	2-15-2053	2,500,000	2,575,487
Housing & RDA of The City of St. Paul Minnesota Fairview Health Services Obligated Group Series A	5.00	11-15-2034	565,000	598,246
Housing & RDA of The City of St. Paul Minnesota Fairview Health Services Obligated Group Series A	5.00	11-15-2047	500,000	510,540
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group Series A	5.00	7-1-2025	520,000	533,171
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group Series A	5.00	7-1-2028	720,000	737,344
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group Series A	5.00	7-1-2031	2,010,000	2,049,471
				38,944,450
Housing revenue: 12.19%
City of Forest Lake Kilkenny Senior Housing LPø	3.96	8-15-2038	3,580,000	3,580,000
City of Minneapolis Riverton Community Housing	5.00	8-1-2032	860,000	863,174
City of New London EDA Southwest & West Central Service Cooperatives Series A	4.50	2-1-2033	500,000	501,647
City of New London EDA Southwest & West Central Service Cooperatives Series A	5.00	2-1-2038	880,000	882,860
City of Plymouth Lancaster Village Apartments LP LLPø	3.95	9-15-2031	1,200,000	1,200,000
Minnesota Housing Finance Agency Series A	4.00	8-1-2031	300,000	313,922
Minnesota Housing Finance Agency Series A	5.00	8-1-2027	1,665,000	1,684,623
Minnesota Housing Finance Agency Series A	5.00	8-1-2032	500,000	504,830
Minnesota Housing Finance Agency Series B	5.00	8-1-2029	320,000	359,072
Minnesota Housing Finance Agency Series B	5.00	8-1-2030	465,000	532,056
Minnesota Housing Finance Agency Series B (GNMA / FNMA / FHLMC Insured)	4.10	7-1-2038	1,000,000	1,030,393
Minnesota Housing Finance Agency Series C (Department of Housing and Urban Development Insured)	0.30	2-1-2024	1,500,000	1,496,227
Minnesota Housing Finance Agency Series D	5.00	8-1-2028	200,000	220,680
Minnesota Housing Finance Agency Series E (GNMA / FNMA / FHLMC Insured)	1.75	1-1-2028	630,000	581,006
Minnesota Housing Finance Agency Series E (GNMA / FNMA / FHLMC Insured)	1.75	7-1-2028	490,000	448,442
Minnesota Housing Finance Agency Series M (GNMA / FNMA / FHLMC Insured)	4.85	7-1-2037	3,055,000	3,299,464
The accompanying notes are an integral part of these financial statements.
Allspring Minnesota Tax-Free Fund | 13

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Minnesota Housing Finance Agency Series O (GNMA / FNMA / FHLMC Insured)	4.65%	7-1-2041	$1,000,000	$1,048,846
Tender Option Bond Trust Receipts/Certificates Series 2023- BAML6016144Aø	3.20	11-15-2032	3,900,000	3,900,000
				22,447,242
Miscellaneous revenue: 7.53%
Anoka-Hennepin Independent School District No. 11 Series A COP	5.00	2-1-2034	1,000,000	1,001,266
City of Center City Hazelden Betty Ford Foundation	4.00	11-1-2030	250,000	246,027
City of Center City Hazelden Betty Ford Foundation	4.00	11-1-2031	250,000	244,722
City of Center City Hazelden Betty Ford Foundation	4.00	11-1-2034	300,000	288,235
City of White Bear Lake Young Men’s Christian Association of the Greater Twin Cities	5.00	6-1-2032	1,000,000	1,079,521
Duluth Independent School District No. 709 Series A COP	4.00	3-1-2026	700,000	696,962
Duluth Independent School District No. 709 Series B COP	5.00	2-1-2026	395,000	412,428
Duluth Independent School District No. 709 Series B COP	5.00	2-1-2028	700,000	760,206
Lake Agassiz Education Cooperative No. 0397-52 Series A COP	3.00	2-1-2028	290,000	284,030
Lake Agassiz Education Cooperative No. 0397-52 Series A COP	3.00	2-1-2029	300,000	293,590
Lake Agassiz Education Cooperative No. 0397-52 Series A COP	3.00	2-1-2030	310,000	301,054
Minneapolis Special School District No. 1 Series A COP	5.00	4-1-2024	300,000	301,452
Northeastern Metropolitan Intermediate School District No. 916 Series A COP	4.00	2-1-2024	1,100,000	1,100,673
Northeastern Metropolitan Intermediate School District No. 916 Series B COP	5.00	2-1-2034	1,500,000	1,529,365
Plymouth Intermediate District No. 287 Series A	4.00	5-1-2026	500,000	506,846
Plymouth Intermediate District No. 287 Series A	4.00	5-1-2027	1,000,000	1,016,040
Plymouth Intermediate District No. 287 Series A COP	4.00	2-1-2024	130,000	130,066
Plymouth Intermediate District No. 287 Series A COP	4.00	2-1-2025	215,000	216,802
St. Cloud Independent School District No. 742 COP	5.00	2-1-2032	500,000	509,842
St. Cloud Independent School District No. 742 COP	5.00	2-1-2034	350,000	356,852
State of Minnesota	5.00	11-1-2043	1,500,000	1,722,065
White Bear Lake Independent School District No. 624 Series B COP	5.00	4-1-2026	830,000	869,621
				13,867,665
Transportation revenue: 0.59%
Housing & RDA of The City of St. Paul Minnesota Series A	4.00	8-1-2026	525,000	533,106
Housing & RDA of The City of St. Paul Minnesota Series A	4.00	8-1-2027	545,000	554,346
				1,087,452
Utilities revenue: 7.81%
Central Minnesota Municipal Power Agency (AGM Insured)	4.00	1-1-2042	350,000	355,262
Central Minnesota Municipal Power Agency (AGM Insured)	5.00	1-1-2029	315,000	350,682
Central Minnesota Municipal Power Agency (AGM Insured)	5.00	1-1-2030	210,000	237,887
Central Minnesota Municipal Power Agency (AGM Insured)	5.00	1-1-2031	350,000	398,951
City of Elk River Electric Revenue Series B	5.00	8-1-2028	300,000	332,525
City of Rochester Electric Utility Revenue Series A	5.00	12-1-2037	500,000	523,525
Minnesota Municipal Gas Agency Series A (Royal Bank of Canada LIQ)øø	4.00	12-1-2052	1,500,000	1,509,384
The accompanying notes are an integral part of these financial statements.
14 | Allspring Minnesota Tax-Free Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Minnesota Municipal Power Agency	5.00%	10-1-2047	$500,000	$513,935
Northern Municipal Power Agency	5.00	1-1-2025	205,000	208,670
Northern Municipal Power Agency	5.00	1-1-2031	350,000	364,537
Northern Municipal Power Agency	5.00	1-1-2036	100,000	105,353
Northern Municipal Power Agency	5.00	1-1-2041	400,000	413,600
Northern Municipal Power Agency Series A	4.00	1-1-2028	450,000	450,074
Northern Municipal Power Agency Series A	5.00	1-1-2024	500,000	500,000
Northern Municipal Power Agency Series A	5.00	1-1-2031	745,000	745,941
Southern Minnesota Municipal Power Agency Badger Coulee Project Series A	5.00	1-1-2032	700,000	798,511
Southern Minnesota Municipal Power Agency Series A	5.00	1-1-2029	1,640,000	1,711,036
Southern Minnesota Municipal Power Agency Series A	5.00	1-1-2031	520,000	542,009
Southern Minnesota Municipal Power Agency Series A	5.00	1-1-2041	480,000	493,818
St. Paul Port Authority District Energy St Paul Obligated Group Series 1	3.00	10-1-2027	100,000	100,212
St. Paul Port Authority District Energy St. Paul Obligated Group Series 1	3.00	10-1-2034	225,000	219,640
St. Paul Port Authority District Energy St. Paul Obligated Group Series 1	4.00	10-1-2028	400,000	416,264
St. Paul Port Authority District Energy St. Paul Obligated Group Series 1	4.00	10-1-2041	500,000	489,832
Western Minnesota Municipal Power Agency Red Rock Hydroelectric Project Series A	5.00	1-1-2049	1,500,000	1,568,972
Western Minnesota Municipal Power Agency Series A	5.00	1-1-2034	1,000,000	1,038,577
				14,389,197
Water & sewer revenue: 0.56%
City of St. Paul Water Revenue Series A	4.00	12-1-2045	1,000,000	1,022,998
				175,657,789
New York: 0.11%
Health revenue: 0.11%
Westchester County Local Development Corp. Kendal on Hudson Obligated Group Series B	5.00	1-1-2027	210,000	213,911
Puerto Rico: 0.81%
Health revenue: 0.81%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Financing Authority Hospital Auxilio Mutuo Obligated Group	4.00	7-1-2037	275,000	267,714
The accompanying notes are an integral part of these financial statements.
Allspring Minnesota Tax-Free Fund | 15

Portfolio of investments—December 31, 2023 (unaudited)

		Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Financing Authority Hospital Auxilio Mutuo Obligated Group		5.00%	7-1-2028	$760,000	$813,430
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Financing Authority Hospital Auxilio Mutuo Obligated Group		5.00	7-1-2031	365,000	404,809
					1,485,953
Total municipal obligations (Cost $181,634,027)					179,003,877
Total investments in securities (Cost $181,634,027)	97.18%				179,003,877
Other assets and liabilities, net	2.82				5,184,968
Total net assets	100.00%				$184,188,845

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
CAB	Capital appreciation bond
COP	Certificate of participation
EDA	Economic Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
LIQ	Liquidity agreement
RDA	Redevelopment Authority
SPA	Standby purchase agreement
The accompanying notes are an integral part of these financial statements.
16 | Allspring Minnesota Tax-Free Fund

Statement of assets and liabilities—December 31, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $181,634,027)	$179,003,877
Cash	2,771,593
Cash at broker segregated for futures contracts	45,000
Receivable for interest	2,394,447
Receivable for Fund shares sold	394,832
Receivable for investments sold	145,000
Prepaid expenses and other assets	70,294
Total assets	184,825,043
Liabilities
Payable for Fund shares redeemed	446,531
Dividends payable	80,322
Management fee payable	47,456
Administration fees payable	14,598
Trustees’ fees and expenses payable	2,423
Distribution fee payable	397
Accrued expenses and other liabilities	44,471
Total liabilities	636,198
Total net assets	$184,188,845
Net assets consist of
Paid-in capital	$187,986,113
Total distributable loss	(3,797,268)
Total net assets	$184,188,845
Computation of net asset value and offering price per share
Net assets–Class A	$21,881,443
Shares outstanding–Class A1	2,149,330
Net asset value per share–Class A	$10.18
Maximum offering price per share – Class A2	$10.66
Net assets–Class C	$948,693
Shares outstanding–Class C1	93,177
Net asset value per share–Class C	$10.18
Net assets–Administrator Class	$26,813,252
Shares outstanding–Administrator Class[1]	2,633,927
Net asset value per share–Administrator Class	$10.18
Net assets–Institutional Class	$134,545,457
Shares outstanding–Institutional Class[1]	13,208,349
Net asset value per share–Institutional Class	$10.19
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Minnesota Tax-Free Fund | 17

Statement of operations—six months ended December 31, 2023 (unaudited)
Statement of operations
Investment income
Interest	$2,798,993
Expenses
Management fee	346,768
Administration fees
Class A	16,651
Class C	719
Administrator Class	13,536
Institutional Class	49,261
Shareholder servicing fees
Class A	27,713
Class C	856
Administrator Class	33,584
Distribution fee
Class C	2,568
Custody and accounting fees	3,276
Professional fees	35,345
Registration fees	25,613
Shareholder report expenses	12,981
Trustees’ fees and expenses	13,684
Other fees and expenses	5,137
Total expenses	587,692
Less: Fee waivers and/or expense reimbursements
Fund-level	(61,073)
Administrator Class	(25,395)
Net expenses	501,224
Net investment income	2,297,769
Realized and unrealized gains (losses) on investments
Net realized losses on
Unaffiliated securities	(795,530)
Futures contracts	(76,807)
Net realized losses on investments	(872,337)
Net change in unrealized gains (losses) on investments	3,072,228
Net realized and unrealized gains (losses) on investments	2,199,891
Net increase in net assets resulting from operations	$4,497,660
The accompanying notes are an integral part of these financial statements.
18 | Allspring Minnesota Tax-Free Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended December 31, 2023 (unaudited)		Year ended June 30, 2023
Operations
Net investment income		$2,297,769		$4,541,935
Net realized losses on investments		(872,337)		(733,264)
Net change in unrealized gains (losses) on investments		3,072,228		(44,807)
Net increase in net assets resulting from operations		4,497,660		3,763,864
Distributions to shareholders from
Net investment income and net realized gains
Class A		(277,894)		(525,434)
Class C		(9,408)		(16,882)
Administrator Class		(370,029)		(1,186,463)
Institutional Class		(1,745,565)		(2,813,156)
Total distributions to shareholders		(2,402,896)		(4,541,935)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	61,646	615,709	358,566	3,608,132
Class C	4,443	45,148	58,785	588,041
Administrator Class	469,364	4,692,726	2,691,521	27,039,073
Institutional Class	4,313,624	42,656,844	8,575,654	86,040,406
		48,010,427		117,275,652
Reinvestment of distributions
Class A	28,058	278,258	51,758	520,123
Class C	953	9,408	1,669	16,782
Administrator Class	37,564	370,029	117,224	1,177,751
Institutional Class	143,690	1,426,821	220,568	2,218,353
		2,084,516		3,933,009
Payment for shares redeemed
Class A	(209,683)	(2,081,340)	(854,053)	(8,553,245)
Class C	(17,719)	(175,517)	(68,376)	(682,129)
Administrator Class	(1,320,166)	(13,191,483)	(4,661,379)	(46,855,663)
Institutional Class	(3,160,428)	(31,106,618)	(7,182,406)	(72,115,731)
		(46,554,958)		(128,206,768)
Net increase (decrease) in net assets resulting from capital share transactions		3,539,985		(6,998,107)
Total increase (decrease) in net assets		5,634,749		(7,776,178)
Net assets
Beginning of period		178,554,096		186,330,274
End of period		$184,188,845		$178,554,096
The accompanying notes are an integral part of these financial statements.
Allspring Minnesota Tax-Free Fund | 19

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2023 (unaudited)	Year ended June 30
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.07	$10.11	$11.02	$10.86	$10.77	$10.51
Net investment income	0.12 [1]	0.21 [1]	0.18	0.20 [1]	0.23	0.27 [1]
Net realized and unrealized gains (losses) on investments	0.11	(0.04)	(0.90)	0.16	0.09	0.26
Total from investment operations	0.23	0.17	(0.72)	0.36	0.32	0.53
Distributions to shareholders from
Net investment income	(0.12)	(0.21)	(0.18)	(0.20)	(0.23)	(0.27)
Net realized gains	0.00	0.00	(0.01)	0.00	0.00	0.00
Total distributions to shareholders	(0.12)	(0.21)	(0.19)	(0.20)	(0.23)	(0.27)
Net asset value, end of period	$10.18	$10.07	$10.11	$11.02	$10.86	$10.77
Total return[2]	2.37%	1.73%	(6.59)%	3.32%	2.99%	5.13%
Ratios to average net assets (annualized)
Gross expenses	0.91%	0.91%	0.91%	0.92%	0.93%	0.94%
Net expenses	0.84%	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	2.39%	2.10%	1.67%	1.80%	2.12%	2.57%
Supplemental data
Portfolio turnover rate	7%	28%	11%	9%	16%	18%
Net assets, end of period (000s omitted)	$21,881	$22,841	$27,431	$31,586	$29,317	$27,399

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
20 | Allspring Minnesota Tax-Free Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2023 (unaudited)	Year ended June 30
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.07	$10.11	$11.02	$10.86	$10.77	$10.51
Net investment income	0.09 [1]	0.14 [1]	0.10 [1]	0.12 [1]	0.15 [1]	0.19
Net realized and unrealized gains (losses) on investments	0.12	(0.04)	(0.90)	0.16	0.09	0.26
Total from investment operations	0.21	0.10	(0.80)	0.28	0.24	0.45
Distributions to shareholders from
Net investment income	(0.10)	(0.14)	(0.10)	(0.12)	(0.15)	(0.19)
Net realized gains	0.00	0.00	(0.01)	0.00	0.00	0.00
Total distributions to shareholders	(0.10)	(0.14)	(0.11)	(0.12)	(0.15)	(0.19)
Net asset value, end of period	$10.18	$10.07	$10.11	$11.02	$10.86	$10.77
Total return[2]	2.10%	1.00%	(7.29)%	2.54%	2.22%	4.35%
Ratios to average net assets (annualized)
Gross expenses	1.38%	1.60%	1.66%	1.66%	1.68%	1.69%
Net expenses	1.37%	1.56%	1.60%	1.60%	1.60%	1.60%
Net investment income	1.85%	1.40%	0.91%	1.06%	1.37%	1.83%
Supplemental data
Portfolio turnover rate	7%	28%	11%	9%	16%	18%
Net assets, end of period (000s omitted)	$949	$1,062	$1,147	$2,060	$4,020	$5,254

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Minnesota Tax-Free Fund | 21

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2023 (unaudited)	Year ended June 30
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.06	$10.11	$11.02	$10.86	$10.76	$10.51
Net investment income	0.13 [1]	0.24 [1]	0.21	0.23 [1]	0.26 [1]	0.30 [1]
Net realized and unrealized gains (losses) on investments	0.13	(0.05)	(0.90)	0.16	0.10	0.25
Total from investment operations	0.26	0.19	(0.69)	0.39	0.36	0.55
Distributions to shareholders from
Net investment income	(0.14)	(0.24)	(0.21)	(0.23)	(0.26)	(0.30)
Net realized gains	0.00	0.00	(0.01)	0.00	0.00	0.00
Total distributions to shareholders	(0.14)	(0.24)	(0.22)	(0.23)	(0.26)	(0.30)
Net asset value, end of period	$10.18	$10.06	$10.11	$11.02	$10.86	$10.76
Total return[2]	2.60%	1.88%	(6.35)%	3.58%	3.34%	5.29%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.85%	0.85%	0.86%	0.87%	0.88%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	2.62%	2.35%	1.92%	2.06%	2.38%	2.81%
Supplemental data
Portfolio turnover rate	7%	28%	11%	9%	16%	18%
Net assets, end of period (000s omitted)	$26,813	$34,696	$53,578	$60,727	$69,954	$95,072

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
22 | Allspring Minnesota Tax-Free Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2023 (unaudited)	Year ended June 30
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.07	$10.12	$11.02	$10.87	$10.77	$10.52
Net investment income	0.13 [1]	0.25 [1]	0.21	0.23	0.26	0.30
Net realized and unrealized gains (losses) on investments	0.13	(0.05)	(0.89)	0.15	0.10	0.25
Total from investment operations	0.26	0.20	(0.68)	0.38	0.36	0.55
Distributions to shareholders from
Net investment income	(0.14)	(0.25)	(0.21)	(0.23)	(0.26)	(0.30)
Net realized gains	0.00	0.00	(0.01)	0.00	0.00	0.00
Total distributions to shareholders	(0.14)	(0.25)	(0.22)	(0.23)	(0.26)	(0.30)
Net asset value, end of period	$10.19	$10.07	$10.12	$11.02	$10.87	$10.77
Total return[2]	2.64%	1.96%	(6.19)%	3.56%	3.42%	5.37%
Ratios to average net assets (annualized)
Gross expenses	0.59%	0.59%	0.58%	0.59%	0.60%	0.61%
Net expenses	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Net investment income	2.71%	2.45%	2.01%	2.13%	2.43%	2.89%
Supplemental data
Portfolio turnover rate	7%	28%	11%	9%	16%	18%
Net assets, end of period (000s omitted)	$134,545	$119,956	$104,175	$91,787	$70,383	$35,630

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Minnesota Tax-Free Fund | 23

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Minnesota Tax-Free Fund  (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
24 | Allspring Minnesota Tax-Free Fund

Notes to financial statements (unaudited)
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2023, the aggregate cost of all investments for federal income tax purposes was $181,634,025 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$1,349,480
Gross unrealized losses	(3,979,628)
Net unrealized losses	$(2,630,148)
As of June 30, 2023, the Fund had capital loss carryforwards which consisted of $288,433 in short-term capital losses and $730,039 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$179,003,877	$0	$179,003,877
Total assets	$0	$179,003,877	$0	$179,003,877
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At December 31, 2023, the Fund did not have any transfers into/out of Level 3.
Allspring Minnesota Tax-Free Fund | 25

Notes to financial statements (unaudited)
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended December 31, 2023, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of December 31, 2023, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class A	0.84%
Class C	1.59
Administrator Class	0.60
Institutional Class	0.52
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
26 | Allspring Minnesota Tax-Free Fund

Notes to financial statements (unaudited)
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2023, no front-end sales charges or contingent deferred sales charges were incurred by Class A shares for the six months ended December 31, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $7,560,000, $5,055,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2023.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2023 were $11,677,906 and $24,945,986, respectively.
6.
DERIVATIVE TRANSACTIONS
During the six months ended December 31, 2023, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio. The Fund had an average notional amount of $989,488 in long futures contracts during the six months ended December 31, 2023.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended December 31, 2023, there were no borrowings by the Fund under the agreement.
8.
CONCENTRATION RISK
The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territory of the U.S.  Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund. As of the end of the period, the Fund’s  investments were concentrated in the state of Minnesota.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Minnesota Tax-Free Fund | 27

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

28 | Allspring Minnesota Tax-Free Fund

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 117 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

Allspring Minnesota Tax-Free Fund | 29

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

30 | Allspring Minnesota Tax-Free Fund

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Minnesota Tax-Free Fund | 31

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-01052024-gs4zg7up 02-24
SAR0003 12-23

Allspring Municipal Bond Fund
Semi-Annual Report
December 31, 2023

The views expressed and any forward-looking statements are as of December 31, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Municipal Bond Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Municipal Bond Fund for the six-month period that ended December 31, 2023. Globally, stocks and bonds experienced high levels of volatility during the period but gained overall. The market was focused on the impact of ongoing aggressive central bank rate hikes on persistently high inflation. As inflation finally gradually declined, anticipation rose over an end to the central bank monetary tightening cycle. For the six-month period, domestic U.S. and global stocks and bonds had positive overall results, with U.S. stocks leading the way. After suffering deep and broad losses through 2022, bonds now benefit from a base of higher yields that can help generate higher income.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 8.04%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 5.61% while the MSCI EM Index (Net) (USD)3 returned 4.71%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 3.37%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 4.85%, the Bloomberg Municipal Bond Index6 returned 3.63%, and the ICE BofA U.S. High Yield Index7 returned 7.67%.
Still focused on high inflation and elevated central bank rates, markets were volatile.
The six-month period began on a positive note in July for stocks as well as bonds. Riskier sectors and regions tended to do well, as investors grew more optimistic regarding economic prospects. With strong second quarter gross domestic product (GDP) growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. The Federal Reserve (Fed), the European Central Bank (ECB), and the Bank of England (BoE) all raised their respective key interest rates by 0.25% in July. In the Fed’s case, speculation grew that it could be very close to the end of its tightening cycle. Meanwhile, China’s economy showed signs of stagnation, renewing concerns of global fallout.
Stocks retreated in August while monthly bond returns were flat overall. Increased global market volatility reflected unease over the Chinese property market being stressed along with weak Chinese economic data. However, speculation grew over a possible end to the Fed’s campaign of interest rate increases or at least a pause in September. U.S. economic data generally remained solid, with resilient job market data and inflation ticking up slightly in August, as the annual Consumer Price Index (CPI)8 rose 3.7%. However, the three-month trend for Core CPI9, stood at an annualized 2.4%.
“ With strong
second-quarter gross
domestic product
growth—initially
estimated at 2.4%—and
U.S. annual inflation easing steadily to 3.2%
in July, hopes for a soft
economic landing grew. ”
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
8
The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
9
The Core CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services excluding energy and food prices. You cannot invest directly in an index.
2 | Allspring Municipal Bond Fund

Letter to shareholders (unaudited)
Stocks and bonds both had negative overall returns in September as investors reluctantly recited the new chorus of “higher for longer,” led by the Fed’s determination not to lower interest rates until it knows it has vanquished its pesky opponent—higher-than-targeted inflation. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index1 and the CPI—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily but looming in the coming months.
October was a tough month for financial markets overall. Key global indexes were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict, and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third quarter GDP was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter as the Federal Open Market Committee held rates steady at its December meeting.
The broad year-end rally among stocks and bonds that began in November continued through December as investors became more confident that monetary policy would ease in 2024. Supporting the bubbly market mood were a series of reports confirming lower inflationary trends in the U.S. and Europe. During the period, it appeared more likely that the U.S. economy could achieve a soft landing, cooling enough to lower inflation without the pain of a recession. However, by year-end, an expectations gap developed. Capital markets priced in a total of 1.50 percentage points in federal funds rate cuts in 2024, twice as much as the three cuts of 0.25% hinted at by Fed officials.
1
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It is sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
Allspring Municipal Bond Fund | 3

Letter to shareholders (unaudited)
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
4 | Allspring Municipal Bond Fund

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

Allspring Municipal Bond Fund | 5

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks current income exempt from federal income tax.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Terry J. Goode, Robert J. Miller, Nicholos Venditti

Average annual total returns (%) as of December 31, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (WMFAX)	4-8-2005	0.79	0.86	2.61	5.52	1.79	3.08	0.76	0.75
Class C (WMFCX)	4-8-2005	3.73	1.03	2.47	4.73	1.03	2.47	1.51	1.50
Class R6 (WMBRX)[3]	7-31-2018	–	–	–	5.91	2.16	3.42	0.39	0.39
Administrator Class (WMFDX)	4-8-2005	–	–	–	5.67	1.96	3.25	0.71	0.60
Institutional Class (WMBIX)	3-31-2008	–	–	–	5.85	2.11	3.39	0.44	0.44
Bloomberg Municipal Bond Index[4]	–	–	–	–	6.40	2.25	3.03	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through October 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.75% for Class A, 1.50% for Class C, 0.40% for Class R6, 0.60% for Administrator Class and 0.45% for Institutional Class. Brokerage
commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees.
Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[4]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

6 | Allspring Municipal Bond Fund

Performance highlights (unaudited)
Credit quality as of December 31, 2023[1]

6%
AAA/Aaa
39%
AA/Aa
37%
A/A
12%
BBB/Baa
3%
BB/Ba
3%
Not rated

[1]
The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D
(lowest). Ratings from A to CCC may be modified by the addition of a plus
(+) or minus (-) sign to show relative standing within the rating categories.
Standard & Poor’s rates the creditworthiness of short-term notes from
SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from
MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

Effective maturity distribution as of December 31, 2023[1]

15%
0-1 year
18%
1-3 year(s)
11%
3-5 years
15%
5-10 years
17%
10-20 years
24%
20-30 years

[1]	Figures represent the percentage of the Fund’s long-term investments. These amounts are subject to change and may have changed since the date specified.

Allspring Municipal Bond Fund | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2023 to December 31, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 7-1-2023	Ending account value 12-31-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,027.70	$3.80	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.25	$3.79	0.75%
Class C
Actual	$1,000.00	$1,023.80	$7.59	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.57	1.50%
Class R6
Actual	$1,000.00	$1,029.60	$1.93	0.38%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	$1.92	0.38%
Administrator Class
Actual	$1,000.00	$1,028.40	$3.04	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$3.03	0.60%
Institutional Class
Actual	$1,000.00	$1,029.30	$2.18	0.43%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.85	$2.17	0.43%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one-half-year period).

8 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.52%
Alabama: 3.18%
Airport revenue: 0.06%
Birmingham Airport Authority (BAM Insured)	4.00%	7-1-2036	$500,000	$523,813
Birmingham Airport Authority (BAM Insured)	4.00	7-1-2037	500,000	518,527
Birmingham Airport Authority (BAM Insured)	4.00	7-1-2038	400,000	412,925
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2029	750,000	850,593
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2030	500,000	577,442
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2032	600,000	690,373
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2033	650,000	747,420
				4,321,093
Education revenue: 0.07%
Jacksonville Public Educational Building Authority Jacksonville State University Series A (AGM Insured)	5.25	8-1-2048	4,500,000	4,935,095
Health revenue: 0.54%
Alabama Special Care Facilities Financing Authority-Birmingham Ascension Health Credit Group Series B	5.00	11-15-2046	11,000,000	11,157,282
Health Care Authority for Baptist Health Series A	5.00	11-15-2031	11,970,000	13,450,037
Health Care Authority for Baptist Health Series Bø	5.21	11-1-2042	9,340,000	9,340,000
UAB Medicine Finance Authority Obligated Group Series B	5.00	9-1-2034	1,000,000	1,106,334
UAB Medicine Finance Authority Obligated Group Series B	5.00	9-1-2035	1,000,000	1,100,552
				36,154,205
Housing revenue: 0.11%
Huntsville Public Building Authority	5.00	2-1-2052	7,000,000	7,476,178
Utilities revenue: 2.26%
Black Belt Energy Gas Districtøø	4.00	6-1-2051	5,500,000	5,538,638
Black Belt Energy Gas District Series Cøø	5.50	10-1-2054	4,750,000	5,247,765
Black Belt Energy Gas District Series C-1øø	5.25	2-1-2053	23,000,000	24,560,490
Lower Alabama Gas Districtøø	4.00	12-1-2050	20,590,000	20,666,045
Southeast Alabama Gas Supply District Project No. 2 Series Aøø	4.00	6-1-2049	33,850,000	33,866,353
Southeast Energy Authority A Cooperative District Project No. 1 Series Aøø	4.00	11-1-2051	2,465,000	2,465,349
Southeast Energy Authority A Cooperative District Project No. 2 Series Bøø	4.00	12-1-2051	3,000,000	2,994,765
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	25,000,000	26,604,865
Southeast Energy Authority A Cooperative District Project No. 6 Series B (Royal Bank of Canada LIQ)øø	5.00	1-1-2054	18,000,000	19,211,888
Tender Option Bond Trust Receipts/Certificates Series 2022- XF3073 (Morgan Stanley Bank LIQ)144Aø	4.22	2-1-2053	7,000,000	7,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF3199144Aø	3.38	4-1-2054	4,000,000	4,000,000
				152,156,158
Water & sewer revenue: 0.14%
County of Jefferson Sewer Revenue Series B CAB (AGM Insured)¤	0.00	10-1-2025	710,000	652,490
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Municipal Bond Fund | 9

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
County of Jefferson Sewer Revenue Series B CAB (AGM Insured)¤	0.00%	10-1-2026	$3,000,000	$2,632,300
County of Jefferson Sewer Revenue Series B CAB (AGM Insured)¤	0.00	10-1-2029	4,115,000	3,035,706
Madison Water & Wastewater Board	5.25	12-1-2053	2,500,000	2,815,810
				9,136,306
				214,179,035
Alaska: 0.06%
Health revenue: 0.06%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	4.00	10-1-2036	2,000,000	2,030,772
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2033	1,930,000	2,084,566
				4,115,338
Arizona: 1.29%
Education revenue: 0.21%
IDA of the City of Phoenix Arizona Legacy Traditional School Obligated Group Series A144A	6.50	7-1-2034	2,000,000	2,020,994
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2029	2,905,000	2,813,592
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2041	3,195,000	2,680,681
IDA of the County of Pima Noah Webster Schools-Mesa Series A	7.00	12-15-2043	3,225,000	3,230,180
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	5.75	6-15-2038	1,085,000	1,046,814
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	5.88	6-15-2048	2,435,000	2,269,449
				14,061,710
GO revenue: 0.06%
Maricopa County Special Health Care District Series D	4.00	7-1-2035	3,500,000	3,735,580
Health revenue: 0.31%
Arizona Health Facilities Authority Banner Health Obligated Group Series A	5.00	1-1-2044	5,000,000	5,000,000
Maricopa County IDA Banner Health Obligated Group Series A	4.00	1-1-2041	15,750,000	15,774,052
				20,774,052
Industrial development revenue: 0.06%
Maricopa County IDA Commercial Metals Co. AMT144A	4.00	10-15-2047	4,000,000	3,482,145
Maricopa County Pollution Control Corp. Southern California Edison Co. Series A	2.40	6-1-2035	1,000,000	813,883
				4,296,028
Miscellaneous revenue: 0.59%
City of Phoenix Civic Improvement Corp. Airport Revenue Series B AMT	5.00	7-1-2044	5,570,000	5,841,810
City of Phoenix Civic Improvement Corp. Airport Revenue Series D	4.00	7-1-2040	3,000,000	3,035,345
City of Phoenix Civic Improvement Corp. Excise Tax Revenue Series A	5.00	7-1-2034	13,875,000	14,308,442
The accompanying notes are an integral part of these consolidated financial statements.
10 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
City of Phoenix Civic Improvement Corp. Water System Revenue	5.00%	7-1-2034	$8,805,000	$9,243,507
Navajo Nation Series A144A	5.50	12-1-2030	7,275,000	7,448,089
				39,877,193
Utilities revenue: 0.03%
Salt River Project Agricultural Improvement & Power District Series A	5.00	12-1-2045	2,000,000	2,057,160
Water & sewer revenue: 0.03%
City of Mesa Utility System Revenue	4.00	7-1-2042	1,000,000	1,015,368
City of Mesa Utility System Revenue	4.00	7-1-2043	1,000,000	1,012,730
				2,028,098
				86,829,821
Arkansas: 0.04%
Miscellaneous revenue: 0.04%
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2038	1,170,000	1,177,735
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2039	1,000,000	1,006,608
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2040	500,000	503,047
				2,687,390
California: 4.99%
Airport revenue: 1.39%
City of Los Angeles Department of Airports Series A AMT	5.00	5-15-2034	1,465,000	1,570,618
City of Los Angeles Department of Airports Series A AMT	5.00	5-15-2046	7,000,000	7,441,164
City of Los Angeles Department of Airports Series A AMT	5.25	5-15-2041	2,500,000	2,817,485
City of Los Angeles Department of Airports Series A AMT	5.25	5-15-2042	2,000,000	2,242,697
City of Los Angeles Department of Airports Series A AMT	5.25	5-15-2048	18,000,000	18,963,701
City of Los Angeles Department of Airports Series B AMT	5.00	5-15-2034	1,750,000	1,810,416
City of Los Angeles Department of Airports Series G AMT	5.25	5-15-2047	3,000,000	3,263,551
City of Los Angeles Department of Airports Series H AMT	5.50	5-15-2047	5,000,000	5,558,821
Port of Oakland Series H AMT	5.00	5-1-2026	2,500,000	2,609,530
Port of Oakland Series H AMT	5.00	5-1-2029	1,875,000	2,051,492
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	4.00	5-1-2052	1,500,000	1,444,369
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	5.00	5-1-2052	3,000,000	3,167,993
San Francisco City & County Airport Commission San Francisco International Airport Series B AMT	5.00	5-1-2046	40,000,000	40,458,720
				93,400,557
Education revenue: 0.02%
California School Finance Authority Aspire Public Schools Obligated Group Series A144A	5.00	8-1-2042	1,000,000	1,026,086
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Municipal Bond Fund | 11

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.83%
Alhambra Unified School District Series B (AGC Insured)¤	0.00%	8-1-2031	$7,500,000	$5,996,857
Alhambra Unified School District Series B (AGM Insured)¤	0.00	8-1-2031	2,175,000	1,752,126
Alhambra Unified School District Series B (AGM Insured)¤	0.00	8-1-2032	3,795,000	2,960,558
Alhambra Unified School District Series B (AGM Insured)¤	0.00	8-1-2034	5,000,000	3,640,405
Alhambra Unified School District Series B (AGM Insured)¤	0.00	8-1-2035	6,700,000	4,687,010
Colton Joint Unified School District Series B (AGM Insured)¤	0.00	8-1-2031	1,000,000	787,148
Colton Joint Unified School District Series B (AGM Insured)¤	0.00	8-1-2032	1,000,000	761,882
Colton Joint Unified School District Series B (AGM Insured)¤	0.00	8-1-2033	1,000,000	737,049
Compton Community College District Series C CAB¤	0.00	8-1-2032	2,515,000	1,929,123
Compton Community College District Series C CAB¤	0.00	8-1-2033	2,000,000	1,481,063
El Monte Union High School District CAB (AGM Insured)¤	0.00	6-1-2030	2,000,000	1,660,300
El Monte Union High School District CAB (AGM Insured)¤	0.00	6-1-2031	2,000,000	1,607,888
El Monte Union High School District CAB (AGM Insured)¤	0.00	6-1-2032	1,660,000	1,291,270
El Monte Union High School District CAB (AGM Insured)¤	0.00	6-1-2033	1,230,000	924,830
Ontario Montclair School District (AGC Insured)¤	0.00	8-1-2028	1,500,000	1,303,813
Ontario Montclair School District (AGC Insured)¤	0.00	8-1-2030	2,000,000	1,630,293
San Diego Unified School District Series C¤	0.00	7-1-2031	2,000,000	1,597,614
San Diego Unified School District Series C¤	0.00	7-1-2033	1,000,000	746,224
San Diego Unified School District Series C¤	0.00	7-1-2034	2,000,000	1,438,239
San Diego Unified School District Series I	4.00	7-1-2047	12,000,000	12,061,624
Whittier City School District Series C	5.25	8-1-2046	4,850,000	5,165,457
Wiseburn School District Series B (AGM Insured)¤	0.00	8-1-2034	2,530,000	1,790,013
				55,950,786
Health revenue: 0.57%
California HFFA Kaiser Foundation Hospitals Series A-2	4.00	11-1-2044	10,000,000	9,997,155
California HFFA Sutter Health Obligated Group Series A	5.00	11-15-2048	3,000,000	3,110,603
California PFA Kendal at Sonoma Obligated Group Series B-3144A	2.13	11-15-2027	3,415,000	3,411,811
California Statewide CDA CommonSpirit Health Obligated Group Series E (AGM Insured)€	5.75	7-1-2040	13,775,000	13,775,000
California Statewide CDA Scripps Health Obligated Group Series A (U.S. Bank N.A. LOC)ø	2.35	8-1-2035	695,000	695,000
Regents of the University of California Medical Center Pooled Revenue Series L	4.00	5-15-2037	7,525,000	7,629,962
				38,619,531
Housing revenue: 0.36%
California Community Housing Agency Serenity at Larkspur Apartments Series A144A	5.00	2-1-2050	1,000,000	777,032
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	3,038,551	3,089,446
California Statewide CDA Community Improvement Authority Pasadena Portfolio Series B144A	4.00	12-1-2056	1,500,000	1,078,044
Ontario PFA Series A (AGM Insured)	5.00	11-1-2047	2,750,000	3,051,168
Pasadena PFA Series A¤	0.00	3-1-2027	2,095,000	1,900,851
Pasadena PFA Series A¤	0.00	3-1-2028	4,450,000	3,917,482
Pasadena PFA Series A¤	0.00	3-1-2029	4,520,000	3,858,692
Pasadena PFA Series A¤	0.00	3-1-2031	2,185,000	1,746,129
The accompanying notes are an integral part of these consolidated financial statements.
12 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Pasadena PFA Series A¤	0.00%	3-1-2032	$2,000,000	$1,543,713
Pasadena PFA Series A¤	0.00	3-1-2033	4,295,000	3,199,198
				24,161,755
Industrial development revenue: 0.12%
California Infrastructure & Economic Development Bank DesertXpress Enterprises LLC Series A AMT144Aøø	3.65	1-1-2050	7,965,000	7,956,271
Miscellaneous revenue: 0.11%
Hayward Unified School District COP	5.25	8-1-2047	5,000,000	5,243,578
Mesa Water District COP	4.00	3-15-2039	500,000	521,423
Mesa Water District COP	4.00	3-15-2040	500,000	519,611
Mesa Water District COP	4.00	3-15-2045	1,200,000	1,226,961
				7,511,573
Tax revenue: 0.01%
San Diego County Regional Transportation Commission Series A	5.00	4-1-2048	915,000	945,356
Tobacco revenue: 0.03%
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	4.00	6-1-2039	500,000	502,917
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	4.00	6-1-2040	300,000	300,683
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	4.00	6-1-2049	1,200,000	1,133,295
				1,936,895
Transportation revenue: 0.48%
Bay Area Toll Authority Series A (SIFMA Municipal Swap+1.25%)±	5.12	4-1-2036	23,545,000	23,637,268
Foothill-Eastern Transportation Corridor Agency Series C	4.00	1-15-2043	8,500,000	8,455,727
				32,092,995
Utilities revenue: 0.98%
California Community Choice Financing Authority Clean Energy Project Series B-1øø	5.00	7-1-2053	15,000,000	15,933,569
California Community Choice Financing Authority Series B-1øø	4.00	2-1-2052	2,360,000	2,375,991
California Community Choice Financing Authority Series Cøø	5.25	1-1-2054	15,000,000	15,867,318
California Community Choice Financing Authority Series Føø	5.50	10-1-2054	11,500,000	12,757,126
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2039	450,000	487,909
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2040	375,000	405,162
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2041	420,000	452,209
City of Victorville Electric Revenue Series A	5.00	5-1-2036	1,210,000	1,398,723
City of Victorville Electric Revenue Series A	5.00	5-1-2037	1,005,000	1,147,812
M-S-R Energy Authority Series B	6.13	11-1-2029	13,130,000	14,241,776
Southern California Public Power Authority Los Angeles Department of Water & Power System Revenue Series A	5.00	7-1-2038	1,185,000	1,191,068
				66,258,663
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Municipal Bond Fund | 13

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.09%
Los Angeles Department of Water & Power Water System Revenue Series A	5.00%	7-1-2044	$6,000,000	$6,033,067
				335,893,535
Colorado: 3.75%
Airport revenue: 0.60%
City & County of Denver Airport System Revenue Series A AMT	5.00	12-1-2027	10,000,000	10,684,715
City & County of Denver Airport System Revenue Series A AMT	5.00	12-1-2034	21,855,000	24,443,434
City & County of Denver Airport System Revenue Series A AMT	5.00	12-1-2037	3,130,000	3,295,641
City & County of Denver Airport System Revenue Series B	5.25	11-15-2053	2,000,000	2,236,536
				40,660,326
Education revenue: 0.29%
Board of Governors of Colorado State University System Series E-1	5.00	3-1-2040	945,000	966,757
Colorado ECFA Alexander Dawson School LLC	5.00	2-15-2040	1,000,000	1,000,895
Colorado ECFA Aspen Ridge Preparatory School, Inc.144A	4.13	7-1-2026	250,000	246,076
Colorado ECFA Banning Lewis Ranch Academy Building Co. LLC	6.00	12-15-2037	2,810,000	2,941,790
Colorado ECFA Banning Lewis Ranch Academy Building Co. LLC Series B-2	7.00	12-15-2046	3,940,000	4,160,627
Colorado ECFA Ben Franklin Academy	5.00	7-1-2036	750,000	765,555
Colorado ECFA Community Leadership Academy, Inc.	7.00	8-1-2033	955,000	956,449
Colorado ECFA DCS Montessori Charter School	5.00	7-15-2037	1,150,000	1,151,549
Colorado ECFA New Summit Academy Series A144A	4.00	7-1-2051	715,000	533,638
Colorado ECFA Prospect Ridge Academy Series A	5.00	3-15-2035	2,000,000	2,172,127
Colorado ECFA Twin Peaks Charter Academy Series A	6.50	3-15-2043	1,290,000	1,291,646
Colorado ECFA Union Colony Schools	5.00	4-1-2048	715,000	730,698
Colorado ECFA University Laboratory School144A	5.00	12-15-2028	600,000	612,143
Colorado School of Mines Series A (AGM Insured)	5.25	12-1-2047	1,730,000	1,914,368
				19,444,318
GO revenue: 0.37%
Broadway Station Metropolitan District No. 3 Series A	5.00	12-1-2049	1,250,000	987,700
Colorado International Center Metropolitan District No. 3	4.63	12-1-2031	437,000	418,635
Cornerstar Metropolitan District Series A	5.25	12-1-2047	1,000,000	974,570
Grand River Hospital District (AGM Insured)	5.25	12-1-2035	1,750,000	1,885,751
Park 70 Metropolitan District	5.00	12-1-2046	1,000,000	1,010,120
Thompson Crossing Metropolitan District No. 4	5.00	12-1-2049	2,125,000	1,918,465
Weld County School District No. RE-4	5.25	12-1-2047	13,000,000	14,763,679
Wheatlands Metropolitan District (BAM Insured)	5.00	12-1-2030	650,000	672,525
Wiggins School District No. RE-50J Adams Morgan & Weld Counties (BAM Insured)	4.00	12-1-2046	2,335,000	2,304,313
				24,935,758
Health revenue: 0.23%
Aspen Valley Hospital District	5.00	10-15-2033	600,000	600,351
Colorado Health Facilities Authority AdventHealth Obligated Group Series A	4.00	11-15-2043	3,500,000	3,474,245
The accompanying notes are an integral part of these consolidated financial statements.
14 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Colorado Health Facilities Authority Christian Living Neighborhoods Obligated Group	4.00%	1-1-2042	$1,000,000	$843,192
Colorado Health Facilities Authority CommonSpirit Health Obligated Group Series A-2	5.00	8-1-2044	4,000,000	4,165,551
Colorado Health Facilities Authority Evangelical Lutheran Good Samaritan Obligated Group Series A	5.00	6-1-2040	1,000,000	1,028,580
Colorado Health Facilities Authority Intermountain Healthcare Obligated Group Series A	5.50	1-1-2035	1,000,000	1,000,000
Colorado Health Facilities Authority Sunny Vista Living Center Obligated Group Series A144A	5.00	12-1-2025	290,000	269,809
Colorado Health Facilities Authority University of Colorado Health Obligated Group Series A	4.00	9-1-2045	500,000	493,635
Denver Health & Hospital Authority Series A144A	5.00	12-1-2034	500,000	524,665
University of Colorado Hospital Authority Health Obligated Group Series C (TD Bank N.A. SPA)ø	3.70	11-15-2039	3,200,000	3,200,000
				15,600,028
Miscellaneous revenue: 0.96%
City of Westminster COP Series A	5.00	12-1-2035	2,000,000	2,070,438
Colorado Bridge Enterprise High Performance Transportation Enterprise AMT	4.00	12-31-2029	2,705,000	2,725,465
Colorado Bridge Enterprise High Performance Transportation Enterprise AMT	4.00	6-30-2030	3,115,000	3,137,918
Colorado Bridge Enterprise High Performance Transportation Enterprise AMT	4.00	6-30-2031	665,000	669,568
Denver City & County School District No. 1 Series B COP	5.00	12-15-2035	1,000,000	1,035,860
Denver City & County School District No. 1 Series B COP	5.00	12-15-2045	1,200,000	1,231,569
E-470 Public Highway Authority Series A (NPFGC Insured)¤	0.00	9-1-2034	4,000,000	2,816,954
Park Creek Metropolitan District Westerly Creek District Service Area Series A	5.00	12-1-2045	500,000	505,200
State of Colorado COP	6.00	12-15-2039	4,225,000	5,210,488
State of Colorado COP	6.00	12-15-2041	17,500,000	21,459,044
State of Colorado Series A COP	4.00	12-15-2038	8,150,000	8,501,914
State of Colorado Series A COP	4.00	12-15-2039	3,250,000	3,340,774
State of Colorado Series N	4.00	3-15-2043	7,900,000	7,947,056
Westminster Public Schools COP (AGM Insured)	5.00	12-1-2048	3,500,000	3,686,053
				64,338,301
Tax revenue: 0.90%
City & County of Denver Pledged Excise Tax Revenue Series A	5.00	8-1-2044	3,000,000	3,082,134
City of Commerce City Sales & Use Tax Revenue (AGM Insured)	5.00	8-1-2044	1,250,000	1,263,336
Regional Transportation District Sales Tax Revenue Fastracks Project Series A	5.00	11-1-2041	50,945,000	53,033,587
Regional Transportation District Denver Transit Partners LLC Series A	4.00	7-15-2039	800,000	803,893
Regional Transportation District Denver Transit Partners LLC Series A	5.00	1-15-2031	500,000	548,497
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Municipal Bond Fund | 15

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
Regional Transportation District Denver Transit Partners LLC Series A	5.00%	7-15-2031	$500,000	$548,246
Thornton Development Authority East 144th Avenue I-25 Project Series B	5.00	12-1-2034	1,375,000	1,393,071
				60,672,764
Transportation revenue: 0.15%
Colorado High Performance Transportation Enterprise Plenary Roads Denver LLC AMT	5.75	1-1-2044	3,360,000	3,364,672
E-470 Public Highway Authority Series A	5.00	9-1-2034	1,300,000	1,483,991
E-470 Public Highway Authority Series A	5.00	9-1-2035	1,250,000	1,420,473
E-470 Public Highway Authority Series A	5.00	9-1-2036	1,400,000	1,576,376
E-470 Public Highway Authority Series A	5.00	9-1-2040	2,000,000	2,017,275
				9,862,787
Utilities revenue: 0.20%
City of Colorado Springs Utilities System Revenue Series A (U.S. Bank N.A. SPA)ø	3.71	11-1-2038	520,000	520,000
Public Authority for Colorado Energy	6.50	11-15-2038	10,495,000	13,222,981
				13,742,981
Water & sewer revenue: 0.05%
Central Weld County Water District (AGM Insured)	4.00	12-1-2035	800,000	857,074
Central Weld County Water District (AGM Insured)	4.00	12-1-2037	400,000	418,295
Central Weld County Water District (AGM Insured)	4.00	12-1-2038	400,000	414,637
Central Weld County Water District (AGM Insured)	4.00	12-1-2039	450,000	462,921
Central Weld County Water District (AGM Insured)	4.00	12-1-2040	500,000	511,204
East Cherry Creek Valley Water & Sanitation District	5.00	11-15-2032	750,000	778,206
				3,442,337
				252,699,600
Connecticut: 1.10%
Education revenue: 0.36%
Connecticut State HEFA Quinnipiac University Series N	5.00	7-1-2048	5,000,000	5,343,818
Connecticut State HEFA Trustees of Trinity College Series R	4.00	6-1-2045	2,500,000	2,525,075
Connecticut State HEFA Trustees of Trinity College Series R	5.00	6-1-2037	950,000	1,046,812
Connecticut State HEFA Trustees of Trinity College Series R	5.00	6-1-2038	1,000,000	1,090,754
Connecticut State HEFA Trustees of Trinity College Series R	5.00	6-1-2039	1,600,000	1,735,055
Connecticut State HEFA Trustees of Trinity College Series R	5.00	6-1-2040	1,100,000	1,184,346
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2031	75,000	75,429
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2032	550,000	552,094
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2033	605,000	605,861
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2034	450,000	449,635
Connecticut State HEFA Yale University Series Aø	4.10	7-1-2042	2,500,000	2,500,000
Connecticut State Higher Education Supplement Loan Authority Chelsea Loan Program Series B AMT	3.25	11-15-2036	1,350,000	1,248,066
Connecticut State Higher Education Supplement Loan Authority Chelsea Loan Program Series B AMT	5.00	11-15-2027	610,000	648,038
The accompanying notes are an integral part of these consolidated financial statements.
16 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Connecticut State Higher Education Supplement Loan Authority Chelsea Loan Program Series B AMT	5.00%	11-15-2028	$530,000	$571,299
Connecticut State Higher Education Supplement Loan Authority Chelsea Loan Program Series B AMT	5.00	11-15-2029	515,000	561,243
University of Connecticut Series A	5.00	2-15-2039	1,510,000	1,673,820
University of Connecticut Series A	5.00	2-15-2040	2,500,000	2,760,052
				24,571,397
GO revenue: 0.12%
City of Bridgeport Series A	4.00	6-1-2039	1,750,000	1,782,525
City of New Britain Series A (BAM Insured)	5.00	3-1-2047	1,855,000	1,999,153
City of New Haven Series A (AGM Insured)	5.00	8-1-2039	3,000,000	3,232,160
State of Connecticut Series B	5.00	6-1-2041	1,250,000	1,396,728
				8,410,566
Health revenue: 0.17%
Connecticut State HEFA Children’s Medical Center Obligated Group Series E	5.25	7-15-2048	3,700,000	4,045,047
Connecticut State HEFA McLean Affiliates Obligated Group Series A144A	5.00	1-1-2045	1,000,000	836,496
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00	7-1-2032	2,705,000	3,033,634
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00	7-1-2033	3,000,000	3,347,678
				11,262,855
Tax revenue: 0.45%
State of Connecticut Special Tax Revenue Series A	5.00	5-1-2040	1,700,000	1,879,304
State of Connecticut Special Tax Revenue Series A	5.25	7-1-2043	3,000,000	3,464,850
State of Connecticut Special Tax Revenue Class R Series A (AGM Insured)	4.00	5-1-2038	5,000,000	5,252,417
State of Connecticut Special Tax Revenue Series B	5.00	10-1-2036	5,000,000	5,506,502
State of Connecticut Special Tax Revenue Series B	5.00	10-1-2037	7,500,000	8,202,798
State of Connecticut Special Tax Revenue Series D	4.00	11-1-2039	2,000,000	2,077,999
State of Connecticut Special Tax Revenue Series D	4.00	11-1-2040	3,500,000	3,618,371
				30,002,241
				74,247,059
Delaware: 0.17%
Education revenue: 0.04%
County of Kent Charter School, Inc. Series A	4.00	5-1-2041	2,750,000	2,454,944
County of Kent Charter School, Inc. Series B	4.00	5-1-2024	30,000	29,818
				2,484,762
Transportation revenue: 0.13%
Delaware River & Bay Authority	4.00	1-1-2039	650,000	670,611
Delaware River & Bay Authority	4.00	1-1-2040	485,000	497,082
Delaware River & Bay Authority	4.00	1-1-2041	320,000	326,855
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Municipal Bond Fund | 17

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue(continued)
Delaware River & Bay Authority	4.00%	1-1-2042	$550,000	$561,032
Delaware River & Bay Authority	4.00	1-1-2046	1,000,000	1,008,238
Delaware River & Bay Authority	5.00	1-1-2039	450,000	505,015
Delaware River & Bay Authority	5.00	1-1-2040	465,000	518,488
Delaware River & Bay Authority	5.00	1-1-2041	500,000	550,875
Delaware River & Bay Authority	5.00	1-1-2042	520,000	573,306
Delaware Transportation Authority US 301 Project Revenue	5.00	6-1-2055	3,950,000	4,003,061
				9,214,563
				11,699,325
District of Columbia: 0.68%
Airport revenue: 0.17%
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	4.00	10-1-2038	2,500,000	2,538,105
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	4.00	10-1-2039	3,405,000	3,430,206
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2032	5,000,000	5,654,010
				11,622,321
GO revenue: 0.24%
District of Columbia Series A	5.00	6-1-2037	5,000,000	5,336,137
District of Columbia Series A	5.00	10-15-2044	10,000,000	10,828,142
				16,164,279
Health revenue: 0.11%
District of Columbia Children’s National Medical Center Obligated Group	5.00	7-15-2044	7,575,000	7,695,063
Housing revenue: 0.07%
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	4.00	7-15-2045	1,000,000	1,003,820
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	4.00	7-15-2046	3,540,000	3,544,902
				4,548,722
Miscellaneous revenue: 0.04%
Washington Convention & Sports Authority Series A	4.00	10-1-2036	670,000	700,105
Washington Convention & Sports Authority Series A	4.00	10-1-2037	1,115,000	1,155,839
Washington Convention & Sports Authority Series A	4.00	10-1-2039	640,000	649,939
				2,505,883
Tax revenue: 0.05%
Washington Convention & Sports Authority Series B	4.00	10-1-2037	1,000,000	1,036,627
Washington Convention & Sports Authority Series B	4.00	10-1-2038	1,000,000	1,024,886
Washington Convention & Sports Authority Series B	4.00	10-1-2039	1,000,000	1,015,531
				3,077,044
				45,613,312
The accompanying notes are an integral part of these consolidated financial statements.
18 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Florida: 6.55%
Airport revenue: 2.47%
County of Broward Airport System Revenue Series A AMT	5.00%	10-1-2034	$1,750,000	$1,901,666
County of Broward Airport System Revenue Series A AMT	5.00	10-1-2036	12,440,000	12,665,393
County of Broward Airport System Revenue Series A AMT	5.00	10-1-2038	2,000,000	2,125,827
County of Broward Airport System Revenue Series Q-1	4.00	10-1-2042	4,800,000	4,800,909
County of Broward Port Facilities Revenue Series B AMT	4.00	9-1-2044	7,300,000	7,312,679
County of Miami-Dade Aviation Revenue AMT	5.00	10-1-2030	11,000,000	11,051,711
County of Miami-Dade Aviation Revenue AMT	5.00	10-1-2032	14,000,000	14,063,237
County of Miami-Dade Aviation Revenue Series A	4.00	10-1-2038	3,250,000	3,332,865
County of Miami-Dade Aviation Revenue Series A	4.00	10-1-2041	1,500,000	1,517,864
County of Miami-Dade Aviation Revenue Series A AMT	5.00	10-1-2033	5,000,000	5,022,128
County of Miami-Dade Aviation Revenue Series A AMT	5.00	10-1-2049	18,750,000	19,346,149
County of Miami-Dade Aviation Revenue Series B AMT	5.00	10-1-2040	18,000,000	18,557,284
County of Miami-Dade Seaport Department Series A AMT	5.25	10-1-2052	2,000,000	2,175,030
Greater Orlando Aviation Authority Series A AMT	5.00	10-1-2046	3,000,000	3,040,208
Hillsborough County Aviation Authority Series A AMT	5.00	10-1-2048	7,000,000	7,200,208
Hillsborough County Aviation Authority Series E AMT	5.00	10-1-2048	10,000,000	10,372,861
Hillsborough County Aviation Authority Series F	5.00	10-1-2048	20,570,000	21,754,659
Jacksonville Port Authority Series B	5.00	11-1-2044	4,080,000	4,337,682
Jacksonville Port Authority Series B	5.00	11-1-2048	9,870,000	10,414,413
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0443144Aø	3.94	4-1-2038	5,315,000	5,315,000
				166,307,773
Education revenue: 0.50%
Capital Projects Finance Authority Series A144A	7.00	6-15-2030	10,500,000	10,937,513
Capital Trust Agency Renaissance Charter School, Inc. Series 2019 Obligated Group Series A144A	5.00	6-15-2039	3,610,000	3,359,534
Capital Trust Authority Series A144A	6.25	6-15-2053	4,950,000	5,008,992
Florida Development Finance Corp. Cornerstone Charter Academy: A Challenge Foundation Academy, Inc.144A	5.00	10-1-2042	1,605,000	1,527,951
Florida Higher Educational Facilities Financial Authority Jacksonville University Series A-1144A	5.00	6-1-2048	2,000,000	1,809,258
Volusia County Educational Facility Authority Embry-Riddle Aeronautical University, Inc. Series A	5.00	10-15-2044	6,500,000	6,893,896
Volusia County Educational Facility Authority Embry-Riddle Aeronautical University, Inc. Series A	5.00	10-15-2049	4,000,000	4,198,066
				33,735,210
GO revenue: 0.62%
City of Miami Beach Series A	5.25	5-1-2053	7,000,000	7,791,384
County of Miami-Dade Series 2014-A	5.00	7-1-2043	12,935,000	13,380,381
County of Miami-Dade Series A	4.00	7-1-2042	5,000,000	5,042,736
School Board of Miami-Dade County	5.00	3-15-2046	15,000,000	15,368,988
				41,583,489
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Municipal Bond Fund | 19

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 1.03%
City of Atlantic Beach Naval Continuing Care Retirement Foundation Obligated Group Series B	5.63%	11-15-2043	$5,000,000	$5,002,295
City of Jacksonville Baptist Health System Obligated Group Series Eø	3.87	8-1-2036	1,530,000	1,530,000
City of Jacksonville Genesis Health, Inc. Obligated Group	4.00	11-1-2045	3,500,000	3,225,520
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	4.00	7-1-2038	1,025,000	1,048,555
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	4.00	7-1-2045	2,500,000	2,483,744
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2040	700,000	749,474
Highlands County Health Facilities Authority AdventHealth Obligated Group Series Aø	3.87	11-15-2037	13,550,000	13,550,000
Holmes County Hospital Corp.	6.00	11-1-2038	2,500,000	2,204,613
Lee County IDA Shell Point Obligated Group	5.00	11-15-2044	11,265,000	11,021,563
Lee County IDA Shell Point Obligated Group	5.00	11-15-2049	5,500,000	5,276,258
Lee Memorial Health System Obligated Group Series Bø	4.38	4-1-2049	7,000,000	7,000,000
Sarasota County Public Hospital District Obligated Group	5.00	7-1-2052	10,355,000	10,975,392
South Broward Hospital District Obligated Group Series A	4.00	5-1-2044	4,000,000	3,919,510
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2046	1,500,000	1,112,112
				69,099,036
Housing revenue: 0.24%
City of Orlando Series B	5.00	10-1-2033	1,525,000	1,545,885
City of Orlando Series B	5.00	10-1-2035	1,680,000	1,701,516
City of Orlando Series B	5.00	10-1-2036	1,765,000	1,787,344
County of Hillsborough	5.00	10-1-2038	8,000,000	8,213,062
Florida Housing Finance Corp. Journet Place LP Series 1144A	7.60	12-15-2047	750,000	783,857
Florida Housing Finance Corp. Villa Capri III Associates Ltd	7.60	12-15-2042	2,410,000	2,412,793
				16,444,457
Industrial development revenue: 0.15%
Florida Development Finance Corp. Waste Pro USA, Inc. AMT	3.00	6-1-2032	3,500,000	2,806,209
Florida Development Finance Corp. Waste Pro USA, Inc. AMT144A	5.25	8-1-2029	7,500,000	7,239,718
				10,045,927
Miscellaneous revenue: 0.59%
County of Broward Tourist Development Tax Revenue	4.00	9-1-2047	15,000,000	14,756,507
County of Pasco State of Florida Cigarette Tax Revenue Series A (AGM Insured)	5.00	9-1-2048	1,000,000	1,083,721
County of Pasco State of Florida Cigarette Tax Revenue Series A (AGM Insured)	5.50	9-1-2044	875,000	997,261
Duval County Public Schools Series A (AGM Insured)	5.00	7-1-2034	2,000,000	2,264,640
Duval County Public Schools Series A (AGM Insured)	5.00	7-1-2035	3,000,000	3,405,497
Indigo Community Development District Series C	7.00	5-1-2030	2,536,248	1,750,011
Julington Creek Plantation Community Development District (AGM Insured)	4.38	5-1-2045	1,000,000	1,011,888
The accompanying notes are an integral part of these consolidated financial statements.
20 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
Julington Creek Plantation Community Development District (AGM Insured)	4.63%	5-1-2054	$3,000,000	$3,033,983
Lakeside Plantation Community Development District Series A	6.95	5-1-2031	776,000	777,064
Marshall Creek Community Development District	5.00	5-1-2032	1,435,000	1,432,804
Marshall Creek Community Development District	6.32	5-1-2045	110,000	109,874
Pinellas County IDA Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.	5.00	7-1-2039	2,000,000	2,007,615
St. Johns County School Board Series A (AGM Insured)	5.25	7-1-2047	5,000,000	5,583,081
Village Community Development District No. 15144A	5.00	5-1-2043	1,250,000	1,259,362
				39,473,308
Tax revenue: 0.08%
County of Lee Local Option Gas Tax Revenue	5.25	8-1-2049	5,000,000	5,399,436
Transportation revenue: 0.39%
Central Florida Expressway Authority (AGM Insured)	4.00	7-1-2039	6,070,000	6,282,806
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2044	4,250,000	4,334,135
Miami-Dade County Expressway Authority Series A	5.00	7-1-2040	8,040,000	8,043,234
Miami-Dade County Expressway Authority Series A	5.00	7-1-2044	3,500,000	3,507,883
Sunshine Skyway Bridge Series A (AGM Insured)	4.00	7-1-2038	4,185,000	4,304,579
				26,472,637
Utilities revenue: 0.05%
City of Lakeland Department of Electric Utilities	5.00	10-1-2048	1,250,000	1,444,029
Fort Pierce Utilities Authority Series A (AGM Insured)	5.00	10-1-2038	1,000,000	1,129,954
Fort Pierce Utilities Authority Series A (AGM Insured)	5.00	10-1-2042	1,000,000	1,116,651
				3,690,634
Water & sewer revenue: 0.43%
County of Manatee Public Utilities Revenue	4.00	10-1-2048	3,345,000	3,348,305
Florida Keys Aqueduct Authority Series A	5.00	9-1-2041	2,750,000	2,819,856
Lakewood Ranch Stewardship District Utility Revenue System Acquisition Project (AGM Insured)	5.25	10-1-2048	2,605,000	2,888,749
Lakewood Ranch Stewardship District Utility Revenue System Acquisition Project (AGM Insured)	5.25	10-1-2053	4,000,000	4,425,709
North Sumter County Utility Dependent District	5.00	10-1-2049	3,250,000	3,381,426
North Sumter County Utility Dependent District (BAM Insured)	5.00	10-1-2044	3,000,000	3,194,553
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2046	8,250,000	8,927,173
				28,985,771
				441,237,678
Georgia: 2.88%
Education revenue: 0.17%
Development Authority of Cobb County Learning Center Foundation of Central Cobb, Inc. Series A	6.38	7-1-2025	1,705,000	1,364,000
Development Authority of Cobb County Series A144A	5.20	6-15-2033	850,000	852,586
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Municipal Bond Fund | 21

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Private Colleges & Universities Authority Emory University Series B	5.00%	9-1-2048	$4,000,000	$4,270,891
Private Colleges & Universities Authority Mercer University	5.00	10-1-2040	5,000,000	5,072,117
				11,559,594
Health revenue: 0.33%
Brookhaven Development Authority Children’s Healthcare of Atlanta Obligated Group Series A	5.00	7-1-2038	1,500,000	1,644,162
Cobb County Hospital Authority WellStar Health System Obligated Group (Truist Bank LOC)ø	3.09	4-1-2036	6,000,000	6,000,000
Cobb County Hospital Authority WellStar Health System Obligated Group (Truist Bank LOC)ø	3.88	4-1-2034	9,700,000	9,700,000
Development Authority for Fulton County WellStar Health System Obligated Group Series A	5.00	4-1-2047	2,250,000	2,302,217
Glynn-Brunswick Memorial Hospital Authority Southeast Georgia Health System Obligated Group	5.00	8-1-2034	2,580,000	2,622,810
				22,269,189
Industrial development revenue: 0.04%
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	5.00	1-1-2054	3,000,000	2,613,151
Tax revenue: 0.11%
Metropolitan Atlanta Rapid Transit Authority Series B	5.00	7-1-2044	7,500,000	7,758,904
Utilities revenue: 2.23%
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	4.00	3-1-2040	1,000,000	1,009,328
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	4.00	3-1-2041	1,000,000	1,006,076
Development Authority of Burke County Georgia Power Co.øø	2.93	11-1-2048	15,000,000	14,950,686
Development Authority of Burke County Georgia Power Co.øø	2.93	11-1-2053	14,750,000	14,701,508
Development Authority of Burke County Georgia Power Co. Series 1995	2.20	10-1-2032	1,500,000	1,257,922
Development Authority of Monroe County Georgia Power Co. Series 2øø	3.88	10-1-2048	3,000,000	3,025,078
Main Street Natural Gas, Inc. Series Aøø	4.00	7-1-2052	8,500,000	8,549,877
Main Street Natural Gas, Inc. Series A	5.00	6-1-2030	1,000,000	1,062,550
Main Street Natural Gas, Inc. Series A	5.00	5-15-2032	3,745,000	3,992,257
Main Street Natural Gas, Inc. Series Aøø	5.00	6-1-2053	16,000,000	16,966,768
Main Street Natural Gas, Inc. Series B	5.00	6-1-2027	1,700,000	1,762,687
Main Street Natural Gas, Inc. Series B	5.00	6-1-2028	2,900,000	3,034,242
Main Street Natural Gas, Inc. Series B	5.00	6-1-2029	3,300,000	3,484,081
Main Street Natural Gas, Inc. Series Bøø	5.00	7-1-2053	9,215,000	9,825,033
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	28,150,000	27,088,157
Main Street Natural Gas, Inc. Series Døø	5.00	5-1-2054	14,500,000	15,421,603
Main Street Natural Gas, Inc. Series E-1 (Royal Bank of Canada LIQ)øø	5.00	12-1-2053	1,550,000	1,668,124
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2037	1,100,000	1,170,835
The accompanying notes are an integral part of these consolidated financial statements.
22 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00%	1-1-2038	$1,100,000	$1,160,084
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.25	7-1-2064	8,000,000	8,540,805
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (BAM Insured)	5.00	1-1-2049	5,000,000	5,142,294
Municipal Electric Authority of Georgia Projects One Subordinated B Series A	4.00	1-1-2040	1,075,000	1,086,919
Municipal Electric Authority of Georgia Series A	5.00	1-1-2044	3,580,000	3,732,097
Municipal Electric Authority of Georgia Series EE (Ambac Insured)	7.25	1-1-2024	400,000	400,000
				150,039,011
				194,239,849
Guam: 0.11%
Airport revenue: 0.04%
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2035	530,000	549,932
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2036	1,000,000	1,029,770
Antonio B Won Pat International Airport Authority Series A AMT	5.38	10-1-2043	750,000	755,911
Port Authority of Guam Series B AMT	5.00	7-1-2030	500,000	532,667
				2,868,280
Housing revenue: 0.00%
Guam Housing Corp. Series A (FHLMC Insured)	5.75	9-1-2031	55,000	58,094
Miscellaneous revenue: 0.04%
Territory of Guam Series F	4.00	1-1-2042	2,750,000	2,632,621
Water & sewer revenue: 0.03%
Guam Government Waterworks Authority Series A	5.00	1-1-2050	1,600,000	1,646,766
				7,205,761
Hawaii: 0.41%
Airport revenue: 0.41%
State of Hawaii Airports System Revenue Series A AMT	5.00	7-1-2034	6,800,000	7,504,045
State of Hawaii Airports System Revenue Series A AMT	5.00	7-1-2041	9,500,000	9,596,968
State of Hawaii Airports System Revenue Series A AMT	5.00	7-1-2048	7,000,000	7,191,067
State of Hawaii Harbor System Revenue Series A AMT	4.00	7-1-2033	1,250,000	1,302,874
State of Hawaii Harbor System Revenue Series A AMT	4.00	7-1-2034	875,000	910,506
State of Hawaii Harbor System Revenue Series A AMT	4.00	7-1-2035	625,000	648,135
State of Hawaii Harbor System Revenue Series A AMT	4.00	7-1-2036	300,000	308,775
State of Hawaii Harbor System Revenue Series C	4.00	7-1-2040	425,000	431,850
				27,894,220
Idaho: 0.09%
Education revenue: 0.09%
Idaho Housing & Finance Association Legacy Public Charter School, Inc. Series A	5.85	5-1-2033	525,000	525,266
Idaho Housing & Finance Association Legacy Public Charter School, Inc. Series A	6.25	5-1-2043	1,365,000	1,365,804
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Municipal Bond Fund | 23

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Idaho Housing & Finance Association Liberty Charter School, Inc. Series A144A	4.00%	6-1-2030	$1,120,000	$1,126,330
Idaho Housing & Finance Association Liberty Charter School, Inc. Series A144A	4.00	6-1-2038	1,715,000	1,622,901
Idaho Housing & Finance Association North Star Charter School, Inc. Series A	6.75	7-1-2048	1,322,876	1,338,636
Idaho Housing & Finance Association North Star Charter School, Inc. Series B CAB144A¤	0.00	7-1-2049	1,276,564	201,699
				6,180,636
Illinois: 12.88%
Airport revenue: 0.73%
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.25	1-1-2041	1,950,000	2,175,133
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.25	1-1-2043	1,660,000	1,838,008
Chicago O’Hare International Airport Passenger Facility Charge Revenue Series B AMT	5.00	1-1-2026	5,000,000	5,002,032
Chicago O’Hare International Airport Passenger Facility Charge Revenue Series B AMT	5.00	1-1-2032	8,000,000	8,000,970
Chicago O’Hare International Airport Series A	4.00	1-1-2035	7,500,000	7,888,569
Chicago O’Hare International Airport Series A	5.00	1-1-2034	5,000,000	5,675,935
Chicago O’Hare International Airport Series A AMT	5.00	1-1-2030	5,000,000	5,044,679
Chicago O’Hare International Airport Series B	5.00	1-1-2039	10,250,000	10,725,762
Chicago O’Hare International Airport Series E (AGM Insured)	4.00	1-1-2039	1,500,000	1,529,845
Chicago O’Hare International Airport Transportation Infrastructure Purpose Obligated Group AMT	5.00	7-1-2038	1,000,000	1,028,720
				48,909,653
Education revenue: 0.36%
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2042	1,250,000	1,029,747
Illinois Finance Authority Bradley University Series A	4.00	8-1-2043	750,000	716,632
Illinois Finance Authority Noble Network of Charter Schools	6.25	9-1-2039	7,955,000	7,961,110
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2036	1,500,000	1,869,537
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2037	1,350,000	1,677,307
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2038	1,500,000	1,861,263
Illinois Finance Authority University of Chicago Series A	5.25	5-15-2048	2,385,000	2,678,260
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2035	500,000	505,173
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2037	1,000,000	1,005,371
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2032	500,000	556,895
University of Illinois Auxiliary Facilities System Series A (NPFGC Insured)¤	0.00	4-1-2026	2,355,000	2,198,419
University of Illinois Auxiliary Facilities System Series A (NPFGC Insured)¤	0.00	4-1-2027	2,435,000	2,209,452
				24,269,166
GO revenue: 3.69%
Chicago Board of Education Dedicated Capital Improvement Tax	5.75	4-1-2048	10,000,000	10,936,064
The accompanying notes are an integral part of these consolidated financial statements.
24 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Chicago Board of Education Series A	5.00%	12-1-2035	$6,630,000	$6,957,223
Chicago Board of Education Series A	5.00	12-1-2036	6,000,000	6,250,729
Chicago Board of Education Series A	5.00	12-1-2040	2,000,000	2,035,669
Chicago Board of Education Series A	5.00	12-1-2042	6,555,000	6,471,298
Chicago Board of Education Series B-1 (NPFGC Insured)¤	0.00	12-1-2026	4,245,000	3,796,541
Chicago Board of Education Series C	5.25	12-1-2039	9,000,000	8,996,666
Chicago Board of Education Series D	5.00	12-1-2046	15,000,000	14,645,406
Chicago Board of Education Series H	5.00	12-1-2036	5,905,000	5,974,166
Chicago Board of Education Series H	5.00	12-1-2046	4,000,000	3,951,449
Chicago Park District Series C (BAM Insured)	4.00	1-1-2041	4,025,000	4,042,605
Chicago Park District Series D (BAM Insured)	4.00	1-1-2034	4,555,000	4,731,292
Chicago Park District Series E	5.00	11-15-2028	1,655,000	1,728,761
City of Chicago (NPFGC Insured)¤	0.00	1-1-2025	9,935,000	9,575,856
City of Chicago (NPFGC Insured)¤	0.00	1-1-2030	5,995,000	4,799,856
City of Chicago Series A	5.00	1-1-2027	1,410,000	1,476,171
City of Chicago Series A	5.00	1-1-2034	11,790,000	12,871,139
City of Chicago Series A	5.25	1-1-2037	1,950,000	2,152,572
City of Chicago Series A	5.50	1-1-2039	5,000,000	5,488,638
City of Chicago Series A	5.50	1-1-2040	1,000,000	1,092,556
City of Chicago Series A	5.50	1-1-2041	1,500,000	1,603,183
City of Chicago Series A	5.50	1-1-2043	1,500,000	1,593,793
City of Chicago Series A	6.00	1-1-2038	3,000,000	3,149,531
City of Chicago Series B	4.00	1-1-2038	6,615,000	6,455,014
City of Chicago Series C CAB (AGM Insured)¤	0.00	1-1-2026	7,360,000	6,910,763
City of Peoria Series A (BAM Insured)	5.00	1-1-2029	2,000,000	2,217,646
Cook County Community College District No. 508	5.13	12-1-2038	2,250,000	2,250,088
Kane Cook & DuPage Counties School District No. U-46 Elgin Series D	5.00	1-1-2028	1,165,000	1,165,000
Kane Cook & DuPage Counties School District No. U-46 Elgin Series D	5.00	1-1-2033	2,000,000	2,000,000
Kane Cook & DuPage Counties School District No. U-46 Elgin Series D	5.00	1-1-2035	1,850,000	1,850,000
Kendall Kane & Will Counties Community Unit School District No. 308 (AGM Insured)¤	0.00	2-1-2025	855,000	824,483
Kendall Kane & Will Counties Community Unit School District No. 308 (AGM Insured)¤	0.00	2-1-2026	5,050,000	4,719,116
Kendall Kane & Will Counties Community Unit School District No. 308 (AGM Insured)¤	0.00	2-1-2027	12,050,000	10,927,731
Lake County Community Consolidated School District No. 24 Millburn (NPFGC Insured)¤	0.00	1-1-2024	2,000,000	2,000,000
Lake County School District No. 38 Big Hollow (Ambac Insured)¤	0.00	2-1-2024	5,385,000	5,368,514
Madison Bond Etc Counties Community Unit School District No. 5 Highland Series B (AGM Insured)	5.50	2-1-2040	1,265,000	1,413,787
Metropolitan Water Reclamation District of Greater Chicago Series C	5.00	12-1-2045	10,000,000	10,252,304
Metropolitan Water Reclamation District of Greater Chicago Series C	5.25	12-1-2032	1,565,000	1,897,248
RBC Municipal Products, Inc. Trust Series 2023-E-156144Aø	3.13	11-25-2026	8,750,000	8,750,000
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Municipal Bond Fund | 25

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	4.00%	12-1-2044	$1,500,000	$1,484,900
State of Illinois	5.00	11-1-2027	1,175,000	1,228,152
State of Illinois	5.50	5-1-2024	2,500,000	2,517,334
State of Illinois	5.50	1-1-2030	2,900,000	3,297,761
State of Illinois (AGM Insured)	5.00	4-1-2026	3,000,000	3,010,756
State of Illinois Series 1 (NPFGC Insured)	6.00	11-1-2026	2,355,000	2,445,680
State of Illinois Series A	5.00	3-1-2046	2,500,000	2,647,774
State of Illinois Series A	5.50	3-1-2042	3,500,000	3,914,996
State of Illinois Series B	5.00	10-1-2028	2,750,000	2,997,190
State of Illinois Series B	5.50	5-1-2047	6,500,000	7,140,747
State of Illinois Series C	4.00	10-1-2038	4,820,000	4,868,628
State of Illinois Series C	5.00	11-1-2029	2,965,000	3,174,559
Village of Bolingbrook Series A	4.00	1-1-2030	3,420,000	3,434,578
Will County Community High School District No. 210 Lincoln-Way CAB (AGM Insured)¤	0.00	1-1-2026	7,000,000	6,540,576
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2032	400,000	301,671
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2033	2,830,000	2,049,524
Will County Community Unit School District No. 209-U Wilmington Series A (AGM Insured)	5.50	2-1-2041	3,660,000	4,080,183
				248,457,867
Health revenue: 1.57%
Illinois Finance Authority Carle Foundation Obligated Group Series A	4.00	8-15-2040	8,600,000	8,700,782
Illinois Finance Authority Carle Foundation Obligated Group Series A	4.00	8-15-2048	7,450,000	7,099,269
Illinois Finance Authority Carle Foundation Obligated Group Series A	5.00	2-15-2045	25,000,000	25,497,380
Illinois Finance Authority Evangelical Retirement Homes of Greater Chicago Obligated Group	5.00	2-15-2022	1,680,000	453,600
Illinois Finance Authority Lutheran Life Communities Obligated Group Series A	5.00	11-1-2040	4,900,000	4,276,716
Illinois Finance Authority Northwestern Memorial Healthcare Obligated Group Series A	4.00	7-15-2039	2,250,000	2,299,958
Illinois Finance Authority Northwestern Memorial Healthcare Obligated Group Series A	4.00	7-15-2047	10,660,000	10,322,994
Illinois Finance Authority OSF Healthcare System Obligated Group Series A	5.00	11-15-2045	12,980,000	13,156,459
Illinois Finance Authority University of Chicago Medical Center Obligated Group Series A	5.00	8-15-2047	30,000,000	32,085,804
Illinois Finance Authority University of Illinois	4.00	10-1-2050	2,000,000	1,789,032
				105,681,994
Housing revenue: 1.21%
Metropolitan Pier & Exposition Authority Series A	4.00	12-15-2042	2,500,000	2,498,502
Metropolitan Pier & Exposition Authority Series A (NPFGC Insured)¤	0.00	12-15-2026	12,245,000	11,109,719
The accompanying notes are an integral part of these consolidated financial statements.
26 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Metropolitan Pier & Exposition Authority Series A (NPFGC Insured)¤	0.00%	6-15-2029	$12,085,000	$10,131,735
Metropolitan Pier & Exposition Authority Series A (NPFGC Insured)¤	0.00	12-15-2029	24,950,000	20,554,776
Metropolitan Pier & Exposition Authority Series A (NPFGC Insured)¤	0.00	12-15-2030	25,700,000	20,422,819
Metropolitan Pier & Exposition Authority Series A (NPFGC Insured)¤	0.00	6-15-2031	10,060,000	7,858,854
Metropolitan Pier & Exposition Authority Series A (NPFGC Insured)¤	0.00	12-15-2031	9,800,000	7,525,410
Northern Illinois University (BAM Insured)	4.00	10-1-2037	1,650,000	1,683,522
				81,785,337
Industrial development revenue: 0.06%
County of Peoria Caterpillar, Inc.ø	4.27	2-1-2030	4,300,000	4,300,000
Miscellaneous revenue: 0.46%
Illinois Finance Authority Shedd Aquarium Society	5.00	6-1-2044	4,000,000	4,325,286
Illinois Finance Authority Shedd Aquarium Society	5.00	6-1-2047	5,000,000	5,345,064
Illinois Sports Facilities Authority (Ambac Insured)¤	0.00	6-15-2024	17,570,000	17,239,494
Illinois Sports Facilities Authority (Ambac Insured)¤	0.00	6-15-2025	2,575,000	2,425,840
Illinois Sports Facilities Authority (Ambac Insured)¤	0.00	6-15-2026	2,030,000	1,837,304
				31,172,988
Tax revenue: 3.04%
Chicago Transit Authority Sales Tax Receipts Fund	5.00	12-1-2046	21,500,000	22,043,701
Chicago Transit Authority Sales Tax Receipts Fund	5.25	12-1-2049	23,225,000	23,348,051
Chicago Transit Authority Sales Tax Receipts Fund (AGM Insured)	5.00	12-1-2044	4,000,000	4,010,875
Chicago Transit Authority Sales Tax Receipts Fund Series A	5.00	12-1-2045	2,440,000	2,539,185
Chicago Transit Authority Sales Tax Receipts Fund Series A (BAM Insured)	5.00	12-1-2046	10,000,000	10,764,884
City of Chicago Motor Fuel Tax Revenue	5.00	1-1-2024	680,000	680,000
City of Chicago Sales Tax Revenue	5.00	1-1-2027	3,000,000	3,054,003
City of Chicago Sales Tax Revenue	5.00	1-1-2029	1,500,000	1,527,001
County of Cook Sales Tax Revenue Series A	4.00	11-15-2041	2,000,000	2,010,927
County of Cook Sales Tax Revenue Series A	5.25	11-15-2045	5,000,000	5,508,737
Illinois Sports Facilities Authority (AGM Insured)	5.00	6-15-2025	3,745,000	3,767,267
Illinois Sports Facilities Authority (AGM Insured)	5.00	6-15-2026	4,775,000	4,798,441
Illinois Sports Facilities Authority (AGM Insured)	5.00	6-15-2027	8,845,000	8,882,121
Illinois Sports Facilities Authority (AGM Insured)	5.00	6-15-2028	4,030,000	4,053,019
Illinois Sports Facilities Authority (AGM Insured)	5.25	6-15-2032	13,190,000	13,247,573
Regional Transportation Authority Series A (AGM Insured)	5.75	6-1-2034	15,000,000	18,348,019
Regional Transportation Authority Series A (NPFGC Insured)	6.00	7-1-2027	10,620,000	11,489,095
Regional Transportation Authority Series A (NPFGC Insured)	6.00	7-1-2033	5,000,000	6,168,678
Regional Transportation Authority Series B (NPFGC Insured)	5.50	6-1-2027	16,845,000	17,815,715
Sales Tax Securitization Corp. Series A	4.00	1-1-2038	8,950,000	9,112,193
Sales Tax Securitization Corp. Series A	4.00	1-1-2048	5,430,000	5,270,672
Sales Tax Securitization Corp. Series A	5.00	1-1-2038	3,000,000	3,158,326
Sales Tax Securitization Corp. Series C	5.00	1-1-2024	2,500,000	2,500,000
Southwestern Illinois Development Authority	5.00	3-1-2025	820,000	728,292
State of Illinois Sales Tax Revenue Series A (BAM Insured)	4.00	6-15-2034	2,000,000	2,026,448
State of Illinois Sales Tax Revenue Series A (BAM Insured)	4.13	6-15-2037	1,945,000	1,953,980
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Municipal Bond Fund | 27

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
State of Illinois Sales Tax Revenue Series C	5.00%	6-15-2028	$3,500,000	$3,743,371
State of Illinois Sales Tax Revenue Series D	4.00	6-15-2030	12,000,000	12,124,543
				204,675,117
Tobacco revenue: 0.05%
Railsplitter Tobacco Settlement Authority	5.00	6-1-2024	3,000,000	3,023,616
Transportation revenue: 0.57%
Illinois State Toll Highway Authority Series A%%	5.00	1-1-2038	5,000,000	5,913,898
Illinois State Toll Highway Authority Series A	5.00	1-1-2040	6,000,000	6,137,133
Illinois State Toll Highway Authority Series A	5.00	1-1-2046	15,245,000	16,850,931
Illinois State Toll Highway Authority Series B	5.00	1-1-2037	1,545,000	1,552,370
Illinois State Toll Highway Authority Series B	5.00	1-1-2039	1,500,000	1,507,155
Public Building Commission of Chicago (Ambac Insured)	5.25	3-1-2025	2,960,000	3,022,890
Public Building Commission of Chicago (Ambac Insured)	5.25	3-1-2027	3,400,000	3,630,512
				38,614,889
Utilities revenue: 0.37%
City of Springfield Electric Revenue (AGM Insured)	4.00	3-1-2040	6,000,000	5,990,394
Illinois Municipal Electric Agency Series A	5.00	2-1-2030	7,000,000	7,190,119
Illinois Municipal Electric Agency Series A	5.00	2-1-2031	8,000,000	8,203,611
Northern Illinois Municipal Power Agency Series A	4.00	12-1-2033	3,430,000	3,481,829
				24,865,953
Water & sewer revenue: 0.77%
City of Chicago Wastewater Transmission Revenue	5.00	1-1-2025	1,985,000	1,987,335
City of Chicago Wastewater Transmission Revenue	5.00	1-1-2039	12,925,000	12,932,677
City of Chicago Wastewater Transmission Revenue	5.00	1-1-2044	4,425,000	4,426,346
City of Chicago Wastewater Transmission Revenue Series C	5.00	1-1-2039	5,000,000	5,036,072
City of Chicago Waterworks Revenue (AGM Insured)	5.25	11-1-2032	3,250,000	3,525,303
City of Chicago Waterworks Revenue Second Lien Project	5.00	11-1-2044	9,000,000	9,055,021
City of Chicago Waterworks Revenue Series A (AGM Insured)	5.25	11-1-2048	5,000,000	5,595,862
City of Chicago Waterworks Revenue Series B (AGM Insured)	4.00	11-1-2040	4,000,000	4,096,213
Illinois Finance Authority State of Illinois Water Revolving Fund - Clean Water Program	4.00	7-1-2038	5,000,000	5,147,921
				51,802,750
				867,559,330
Indiana: 1.65%
Education revenue: 0.26%
Indiana Finance Authority DePauw University Series A	5.00	7-1-2047	17,000,000	17,342,229
Indiana Finance Authority KIPP Indianapolis, Inc. Series A	5.00	7-1-2040	350,000	338,547
				17,680,776
Health revenue: 0.35%
Indiana Finance Authority Franciscan Alliance, Inc. Obligated Group Series C	4.00	11-1-2033	12,885,000	13,287,757
The accompanying notes are an integral part of these consolidated financial statements.
28 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Indiana Finance Authority Franciscan Alliance, Inc. Obligated Group Series C	4.00%	11-1-2036	$5,000,000	$5,103,911
Indiana Finance Authority Marion General Hospital, Inc. Obligated Group Series A	4.00	7-1-2045	2,560,000	2,433,785
Indiana Health Facility Financing Authority Ascension Health Credit Group Series 2001-A-1	5.00	11-15-2034	2,750,000	2,814,686
				23,640,139
Housing revenue: 0.27%
Greater Clark Building Corp.	6.00	7-15-2038	5,000,000	6,108,994
Hobart Building Corp. School City	4.00	7-15-2035	2,295,000	2,385,153
Northwestern School Building Corp.	4.00	1-15-2043	3,005,000	3,023,085
Northwestern School Building Corp.	6.00	7-15-2039	850,000	995,921
Tippecanoe County School Building Corp. Series B	6.00	7-15-2036	1,000,000	1,272,145
Tippecanoe County School Building Corp. Series B	6.00	7-15-2038	1,000,000	1,245,198
Tippecanoe County School Building Corp. Series B	6.00	7-15-2041	1,750,000	2,143,819
Tippecanoe County School Building Corp. Series B	6.00	1-15-2043	1,000,000	1,214,782
				18,389,097
Industrial development revenue: 0.00%
City of Valparaiso Pratt Paper LLC AMT	5.88	1-1-2024	100,000	100,000
Miscellaneous revenue: 0.35%
Carmel Local Public Improvement Bond Bank Series 2016	5.00	7-15-2031	6,000,000	6,302,685
Indianapolis Local Public Improvement Bond Bank Series A (AGM Insured)	4.00	6-1-2039	10,535,000	10,859,170
Indianapolis Local Public Improvement Bond Bank Series A (AGM Insured)	4.00	6-1-2041	3,000,000	3,041,955
Indianapolis Local Public Improvement Bond Bank Series B	5.25	2-1-2048	3,000,000	3,396,580
				23,600,390
Tax revenue: 0.06%
Indianapolis Local Public Improvement Bond Bank Courthouse & Jail Project Series A	5.00	2-1-2049	4,000,000	4,210,594
Utilities revenue: 0.17%
Indiana Finance Authority Ohio Valley Electric Corp. Series A	3.00	11-1-2030	4,650,000	4,365,607
Indiana Finance Authority Ohio Valley Electric Corp. Series A	4.25	11-1-2030	3,000,000	3,038,354
Indiana Finance Authority Ohio Valley Electric Corp. Series C	3.00	11-1-2030	4,000,000	3,755,360
				11,159,321
Water & sewer revenue: 0.19%
City of Fishers Sewage Works Revenue (BAM Insured)	4.00	7-1-2043	3,450,000	3,473,979
City of Fishers Sewage Works Revenue (BAM Insured)	4.00	7-1-2045	3,160,000	3,162,925
Evansville Waterworks District Series A (BAM Insured)	5.00	7-1-2047	2,250,000	2,411,960
Terre Haute Sanitary District	5.25	9-28-2028	3,500,000	3,514,010
				12,562,874
				111,343,191
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Municipal Bond Fund | 29

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Iowa: 0.08%
GO revenue: 0.05%
City of Cedar Rapids Series A	4.00%	6-1-2048	$3,630,000	$3,610,479
Housing revenue: 0.03%
City of Altoona Series C	5.00	6-1-2031	1,805,000	1,887,598
				5,498,077
Kansas: 0.27%
GO revenue: 0.08%
Johnson County Unified School District No. 512 Shawnee Mission Series A	4.00	10-1-2043	3,000,000	3,046,893
Wyandotte County Unified School District No. 203 Piper Series A (AGM Insured)	5.25	9-1-2052	2,500,000	2,753,841
				5,800,734
Tax revenue: 0.19%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00	9-1-2034	31,575,000	12,646,429
				18,447,163
Kentucky: 2.21%
Education revenue: 0.07%
County of Boyle Centre College of Kentucky Series A	5.25	6-1-2049	2,550,000	2,740,127
Kentucky Bond Development Corp. Centre College of Kentucky	4.00	6-1-2046	800,000	803,462
Kentucky Bond Development Corp. Centre College of Kentucky	4.00	6-1-2051	1,250,000	1,220,550
				4,764,139
Health revenue: 0.41%
Kentucky EDFA Baptist Healthcare System Obligated Group Series B	5.00	8-15-2041	5,000,000	5,140,247
Kentucky EDFA Baptist Healthcare System Obligated Group Series B	5.00	8-15-2046	2,070,000	2,108,041
Kentucky EDFA Norton Healthcare Obligated Group Series B CAB (NPFGC Insured)¤	0.00	10-1-2024	9,260,000	8,991,480
Kentucky EDFA Norton Healthcare Obligated Group Series B CAB (NPFGC Insured)¤	0.00	10-1-2028	5,140,000	4,327,203
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series A	5.00	10-1-2040	3,300,000	3,608,350
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series A	5.00	10-1-2041	3,000,000	3,269,583
				27,444,904
Housing revenue: 0.18%
Fayette County School District Finance Corp. Series A	4.00	5-1-2038	5,600,000	5,626,186
Kentucky State Property & Building Commission Project No. 124 Series A (AGM Insured)	5.00	11-1-2039	6,000,000	6,730,927
				12,357,113
The accompanying notes are an integral part of these consolidated financial statements.
30 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.06%
County of Trimble Kentucky Utilities Co.øø	4.70%	6-1-2054	$4,000,000	$4,061,551
Miscellaneous revenue: 0.04%
Kentucky State University (BAM Insured)	4.00	11-1-2046	640,000	637,672
Kentucky State University (BAM Insured)	4.00	11-1-2051	1,000,000	973,329
Kentucky State University (BAM Insured)	4.00	11-1-2056	1,000,000	967,208
				2,578,209
Tax revenue: 0.08%
Tender Option Bond Trust Receipts/Certificates Series 2018- XG0161 (AGM Insured)144Aø	3.11	12-1-2041	5,460,000	5,460,000
Transportation revenue: 0.13%
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00	7-1-2030	2,000,000	1,463,877
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00	7-1-2031	2,780,000	1,893,208
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00	7-1-2032	2,500,000	1,583,862
Kentucky Public Transportation Infrastructure Authority Series C CAB	6.40	7-1-2033	1,000,000	1,150,083
Kentucky Public Transportation Infrastructure Authority Series C CAB	6.45	7-1-2034	2,505,000	2,877,028
				8,968,058
Utilities revenue: 1.24%
Kentucky Public Energy Authority Series Aøø	4.00	4-1-2048	8,190,000	8,210,616
Kentucky Public Energy Authority Series A-1øø	4.00	12-1-2049	27,475,000	27,523,999
Kentucky Public Energy Authority Series A-1øø	5.25	4-1-2054	17,250,000	18,800,066
Kentucky Public Energy Authority Series Bøø	4.00	1-1-2049	23,250,000	23,255,145
Kentucky Public Energy Authority Series C-1øø	4.00	12-1-2049	5,385,000	5,394,604
				83,184,430
				148,818,404
Louisiana: 1.45%
Airport revenue: 0.29%
New Orleans Aviation Board Louis Armstrong New Orleans International Airport CFC Revenue (AGM Insured)	5.00	1-1-2036	1,750,000	1,903,257
New Orleans Aviation Board Louis Armstrong New Orleans International Airport CFC Revenue (AGM Insured)	5.00	1-1-2037	1,750,000	1,895,144
New Orleans Aviation Board Louis Armstrong New Orleans International Airport CFC Revenue (AGM Insured)	5.00	1-1-2038	1,500,000	1,610,939
New Orleans Aviation Board Louis Armstrong New Orleans International Airport Series A	5.00	1-1-2040	3,000,000	3,029,895
New Orleans Aviation Board Louis Armstrong New Orleans International Airport Series B AMT	5.00	1-1-2034	4,500,000	4,528,006
New Orleans Aviation Board Louis Armstrong New Orleans International Airport Series B AMT	5.00	1-1-2048	1,145,000	1,157,190
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Municipal Bond Fund | 31

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
New Orleans Aviation Board Louis Armstrong New Orleans International Airport Series B AMT (AGM Insured)	5.00%	1-1-2033	$3,000,000	$3,026,338
Port New Orleans Board of Commissioners Series E AMT	5.00	4-1-2040	2,000,000	2,077,425
				19,228,194
GO revenue: 0.03%
City of New Orleans Series A	5.00	12-1-2046	2,000,000	2,151,063
Industrial development revenue: 0.37%
Louisiana Local Government Environmental Facilities & CDA Honeywell International, Inc.ø	4.27	12-1-2036	4,000,000	4,000,000
Louisiana Offshore Terminal Authority Loop LLC Series 2013Cøø	4.20	9-1-2034	5,200,000	5,371,799
Louisiana Offshore Terminal Authority Loop LLC Series Aøø	4.20	9-1-2033	15,000,000	15,493,829
				24,865,628
Miscellaneous revenue: 0.02%
Louisiana Local Government Environmental Facilities & CDA Parish of Jefferson144A	4.00	11-1-2044	1,730,000	1,513,709
Tax revenue: 0.57%
Ernest N Morial New Orleans Exhibition Hall Authority	5.25	7-15-2048	10,000,000	10,953,383
Ernest N Morial New Orleans Exhibition Hall Authority	5.50	7-15-2053	5,000,000	5,554,225
Louisiana Stadium & Exposition District Series A	5.25	7-1-2053	20,000,000	22,100,178
				38,607,786
Water & sewer revenue: 0.17%
City of New Orleans Sewerage Service Revenue Series B	4.00	6-1-2050	1,200,000	1,144,357
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2045	1,500,000	1,588,243
City of New Orleans Sewerage Service Revenue Series B (AGM Insured)	4.00	6-1-2038	350,000	360,051
City of New Orleans Sewerage Service Revenue Series B (AGM Insured)	4.00	6-1-2039	400,000	409,405
City of New Orleans Sewerage Service Revenue Series B (AGM Insured)	4.00	6-1-2040	350,000	356,336
City of Shreveport Water & Sewer Revenue Series B (AGM Insured)	4.00	12-1-2036	730,000	746,048
City of Shreveport Water & Sewer Revenue Series B (AGM Insured)	4.00	12-1-2044	1,000,000	989,218
East Baton Rouge Sewerage Commission Series Aøø	1.30	2-1-2041	6,075,000	5,414,135
				11,007,793
				97,374,173
Maine: 0.16%
Health revenue: 0.16%
Maine Health & Higher Educational Facilities Authority Maine Health Obligated Group Series A	4.00	7-1-2040	1,700,000	1,718,119
Maine Health & Higher Educational Facilities Authority Maine Health Obligated Group Series A	4.00	7-1-2045	4,500,000	4,457,977
Maine Health & Higher Educational Facilities Authority Series A	5.00	7-1-2028	1,445,000	1,542,238
Maine Health & Higher Educational Facilities Authority Series A	5.00	7-1-2029	1,535,000	1,693,888
The accompanying notes are an integral part of these consolidated financial statements.
32 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Maine Health & Higher Educational Facilities Authority Series A (AGM Insured)	4.00%	7-1-2046	$500,000	$495,881
Maine Health & Higher Educational Facilities Authority Series A (AGM Insured)	4.00	7-1-2050	1,000,000	973,406
				10,881,509
Maryland: 0.50%
Education revenue: 0.13%
County of Prince George’s Chesapeake Lighthouse Foundation, Inc. Series A	5.75	8-1-2033	1,585,000	1,653,034
County of Prince George’s Chesapeake Lighthouse Foundation, Inc. Series A	7.00	8-1-2046	6,085,000	6,408,276
Maryland Economic Development Corp. University Park Phase I & II at Salisbury University	5.00	6-1-2027	190,000	190,080
Maryland Economic Development Corp. University Park Phase I & II at Salisbury University	5.00	6-1-2030	200,000	200,061
				8,451,451
GO revenue: 0.06%
County of Montgomery Series Eø	4.05	11-1-2037	4,175,000	4,175,000
Health revenue: 0.10%
County of Montgomery Trinity Health Corp. Obligated Group	4.00	12-1-2044	5,000,000	4,966,432
Maryland Health & Higher Educational Facilities Authority Frederick Health, Inc. Obligated Group	4.00	7-1-2045	745,000	723,133
Maryland Health & Higher Educational Facilities Authority Frederick Health, Inc. Obligated Group	4.00	7-1-2050	850,000	800,120
				6,489,685
Housing revenue: 0.17%
Maryland Community Development Administration 4710 Park Heights Senior LP Series C	5.25	11-1-2025	8,000,000	8,153,576
Maryland Stadium Authority Series A	5.00	9-1-2037	3,000,000	3,502,726
				11,656,302
Miscellaneous revenue: 0.03%
Maryland Economic Development Corp. City of Baltimore Port Covington Development District	4.00	9-1-2050	2,500,000	2,095,029
Water & sewer revenue: 0.01%
City of Baltimore Water Utility Fund Series A	4.00	7-1-2039	500,000	518,009
City of Baltimore Water Utility Fund Series A	4.00	7-1-2040	500,000	515,941
				1,033,950
				33,901,417
Massachusetts: 3.40%
Airport revenue: 0.13%
Massachusetts Port Authority Series A AMT	5.00	7-1-2039	4,005,000	4,394,497
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Municipal Bond Fund | 33

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
Massachusetts Port Authority Series A AMT	5.00%	7-1-2042	$2,000,000	$2,164,647
Massachusetts Port Authority Series E AMT	5.00	7-1-2046	1,975,000	2,088,314
				8,647,458
Education revenue: 0.25%
Collegiate Charter School of Lowell	5.00	6-15-2039	1,000,000	984,122
Collegiate Charter School of Lowell	5.00	6-15-2049	1,750,000	1,630,846
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2045	2,400,000	1,986,391
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2050	2,750,000	2,186,653
Massachusetts Development Finance Agency Northeastern University	5.00	10-1-2044	7,000,000	7,863,832
Massachusetts Development Finance Agency Suffolk University	4.00	7-1-2051	1,000,000	840,826
University of Massachusetts Building Authority Series 1	5.00	11-1-2036	1,590,000	1,635,873
				17,128,543
GO revenue: 1.13%
Commonwealth of Massachusetts	4.00	5-1-2035	5,000,000	5,000,719
Commonwealth of Massachusetts Series A	5.00	3-1-2041	11,500,000	11,519,836
Commonwealth of Massachusetts Series A	5.00	3-1-2046	5,000,000	5,006,460
Commonwealth of Massachusetts Series A	5.00	5-1-2053	13,000,000	14,349,921
Commonwealth of Massachusetts Series D	5.00	10-1-2053	10,000,000	11,068,386
Commonwealth of Massachusetts Series E	5.00	11-1-2050	15,540,000	16,790,827
Commonwealth of Massachusetts Series E	5.00	11-1-2052	5,000,000	5,499,117
Commonwealth of Massachusetts Series E	5.25	9-1-2048	1,765,000	1,894,718
Commonwealth of Massachusetts Series F	5.00	11-1-2041	5,000,000	5,277,759
				76,407,743
Health revenue: 0.51%
Massachusetts Development Finance Agency Beth Israel Lahey Health Obligated Group Series F	5.00	8-15-2045	4,950,000	4,999,650
Massachusetts Development Finance Agency Boston Medical Center Corp. Obligated Group Series D	5.00	7-1-2044	6,000,000	6,030,672
Massachusetts Development Finance Agency Boston Medical Center Corp. Obligated Group Series G	5.25	7-1-2048	7,805,000	8,540,280
Massachusetts Development Finance Agency Dana-Farber Cancer Institute Obligated Group Series N	5.00	12-1-2046	3,000,000	3,074,209
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series A-2	4.00	7-1-2040	1,000,000	1,012,863
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series A-2	4.00	7-1-2041	1,200,000	1,209,360
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series Q	5.00	7-1-2047	6,085,000	6,239,498
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AGM Insured)	4.00	10-1-2045	2,500,000	2,355,013
Massachusetts HEFA Mass General Brigham, Inc. (TD Bank N.A. LOC)ø	3.75	7-1-2040	815,000	815,000
				34,276,545
The accompanying notes are an integral part of these consolidated financial statements.
34 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.16%
Massachusetts Bay Transportation Authority Assessment Revenue Series A-2	5.00%	7-1-2052	$9,450,000	$10,414,123
Tax revenue: 0.93%
Commonwealth of Massachusetts Transportation Fund Revenue Series A	5.00	6-1-2047	6,485,000	6,765,387
Commonwealth of Massachusetts Transportation Fund Revenue Series A	5.00	6-1-2048	11,510,000	12,125,380
Commonwealth of Massachusetts Transportation Fund Revenue Series A	5.00	6-1-2049	21,500,000	22,905,401
Commonwealth of Massachusetts Transportation Fund Revenue Series B	5.00	6-1-2051	17,000,000	18,819,926
Massachusetts School Building Authority Series D	5.00	8-15-2037	2,000,000	2,053,117
				62,669,211
Water & sewer revenue: 0.29%
Massachusetts Water Resources Authority Series B (AGM Insured)	5.25	8-1-2038	15,490,000	19,769,752
				229,313,375
Michigan: 2.99%
Airport revenue: 0.13%
Wayne County Airport Authority Detroit Metropolitan Series B AMT	5.00	12-1-2041	1,145,000	1,222,966
Wayne County Airport Authority Detroit Metropolitan Series B (BAM Insured)	5.00	12-1-2046	1,400,000	1,488,927
Wayne County Airport Authority Detroit Metropolitan Series F AMT	5.00	12-1-2029	6,000,000	6,114,304
				8,826,197
Education revenue: 0.19%
Michigan Finance Authority Albion College	4.00	12-1-2041	4,750,000	3,950,566
Michigan Finance Authority Bradford Academy	4.30	9-1-2030	930,000	844,165
Michigan Finance Authority Bradford Academy	4.80	9-1-2040	1,205,000	995,095
Michigan Finance Authority Bradford Academy	5.00	9-1-2050	4,530,000	3,541,325
Michigan Public Educational Facilities Authority Crescent Academy	7.00	10-1-2036	1,030,000	1,030,425
University of Michigan Series Bø	3.73	4-1-2028	2,000,000	2,000,000
				12,361,576
Health revenue: 0.26%
Kentwood Economic Development Corp. Holland Home Obligated Group Series 2021	4.00	11-15-2045	750,000	573,115
Kentwood Economic Development Corp. Holland Home Obligated Group Series 2022	4.00	11-15-2031	970,000	903,307
Michigan Finance Authority Corewell Health Obligated Group Series A	5.00	11-1-2044	4,000,000	4,032,952
Michigan Finance Authority Sparrow Health Obligated Group	5.00	11-15-2045	3,600,000	3,696,445
Michigan Finance Authority Trinity Health Corp. Obligated Group Series 2016-MI	5.00	12-1-2034	8,055,000	8,382,202
				17,588,021
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Municipal Bond Fund | 35

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.60%
Michigan Finance Authority Detroit Regional Convention Facility Authority Series H-1	5.00%	10-1-2031	$1,340,000	$1,353,999
Michigan Finance Authority Detroit Regional Convention Facility Authority Series H-1	5.00	10-1-2032	2,000,000	2,014,432
Michigan Finance Authority Detroit Regional Convention Facility Authority Series H-1	5.00	10-1-2033	2,975,000	2,996,467
Michigan Finance Authority Detroit Regional Convention Facility Authority Series H-1	5.00	10-1-2034	6,615,000	6,660,312
Michigan Finance Authority Detroit Regional Convention Facility Authority Series H-1	5.00	10-1-2039	7,955,000	8,002,509
Michigan Municipal Bond Authority Michigan Finance Authority Series C (Ambac Insured)	4.75	5-1-2027	4,610,000	4,660,795
Michigan State Building Authority Series I	5.00	4-15-2041	14,295,000	14,788,102
				40,476,616
Miscellaneous revenue: 0.58%
Michigan Finance Authority City of Detroit Income Tax Revenue Series F1	4.50	10-1-2029	7,000,000	7,037,187
Michigan Finance Authority County of Wayne	4.00	11-1-2048	6,000,000	5,834,367
Michigan Finance Authority Detroit Public Lighting Authority Utility Users Tax Revenue Series B	5.00	7-1-2039	7,895,000	7,913,752
Michigan Finance Authority Detroit Public Lighting Authority Utility Users Tax Revenue Series B	5.00	7-1-2044	18,345,000	18,367,772
				39,153,078
Tax revenue: 0.16%
Detroit Downtown Development Authority Catalyst Development Area Series A (AGM Insured)	5.00	7-1-2043	4,975,000	4,990,551
Detroit Downtown Development Authority Catalyst Development Area Series A (AGM Insured)	5.00	7-1-2048	6,000,000	6,014,096
				11,004,647
Water & sewer revenue: 1.07%
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.00	7-1-2036	8,500,000	8,828,285
Great Lakes Water Authority Water Supply System Revenue Series D	4.00	7-1-2032	11,000,000	11,231,812
Great Lakes Water Authority Water Supply System Revenue Series D (AGM Insured)	4.00	7-1-2033	11,000,000	11,235,414
Michigan Finance Authority Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.00	7-1-2035	2,000,000	2,034,539
Michigan Finance Authority Great Lakes Water Authority Sewage Disposal System Revenue Series C-7 (NPFGC Insured)	5.00	7-1-2025	2,000,000	2,017,025
Michigan Finance Authority Great Lakes Water Authority Sewage Disposal System Revenue Series C-7 (NPFGC Insured)	5.00	7-1-2026	1,945,000	1,961,144
Michigan Finance Authority Great Lakes Water Authority Sewage Disposal System Revenue Series C-7 (NPFGC Insured)	5.00	7-1-2027	2,260,000	2,277,540
Michigan Finance Authority Great Lakes Water Authority Sewage Disposal System Revenue Series C-7 (NPFGC Insured)	5.00	7-1-2028	3,480,000	3,503,430
The accompanying notes are an integral part of these consolidated financial statements.
36 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
Michigan Finance Authority Great Lakes Water Authority Sewage Disposal System Revenue Series C-7 (NPFGC Insured)	5.00%	7-1-2032	$5,750,000	$5,781,409
Michigan Finance Authority Great Lakes Water Authority Water Supply System Revenue Series D4	5.00	7-1-2030	12,000,000	12,051,512
Michigan Finance Authority Great Lakes Water Authority Water Supply System Revenue Series D4	5.00	7-1-2031	6,500,000	6,536,457
Michigan Finance Authority Great Lakes Water Authority Water Supply System Revenue Series D6 (NPFGC Insured)	5.00	7-1-2027	1,000,000	1,007,761
Michigan Finance Authority Great Lakes Water Authority Water Supply System Revenue Series D6 (NPFGC Insured)	5.00	7-1-2036	3,250,000	3,263,951
				71,730,279
				201,140,414
Minnesota: 0.60%
GO revenue: 0.02%
County of Hennepin Series A	5.00	12-1-2037	1,000,000	1,079,848
Shakopee Independent School District No. 720 Series A	4.00	2-1-2030	225,000	233,776
Shakopee Independent School District No. 720 Series A	4.00	2-1-2032	240,000	249,544
				1,563,168
Health revenue: 0.25%
City of Minneapolis Fairview Health Services Obligated Group Series A	4.00	11-15-2048	2,315,000	1,971,315
City of Rochester Mayo Clinic Series B (Northern Trust Company SPA)ø	3.80	11-15-2038	1,200,000	1,200,000
City of Shakopee Senior Housing Revenue Benedictine Living Community of Shakopee LLC144Aøø	5.85	11-1-2058	13,775,000	13,364,513
				16,535,828
Housing revenue: 0.06%
Minnesota Housing Finance Agency Series G AMT (GNMA / FNMA / FHLMC Insured)ø	3.82	1-1-2034	3,700,000	3,700,000
Miscellaneous revenue: 0.21%
JPMorgan Chase Putters/Drivers Trust Series 5027 AMT144Aø	4.85	3-20-2024	14,300,000	14,300,000
Utilities revenue: 0.06%
City of Rochester Electric Utility Revenue Series A	5.00	12-1-2042	3,895,000	4,039,854
				40,138,850
Mississippi: 0.09%
Miscellaneous revenue: 0.09%
Mississippi Development Bank City of Jackson Water & Sewer System Revenue (AGM Insured)	5.00	9-1-2030	6,155,000	6,163,082
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Municipal Bond Fund | 37

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Missouri: 0.53%
GO revenue: 0.13%
Liberty Public School District No. 53	4.00%	3-1-2043	$4,050,000	$4,082,481
St. Louis School District	4.00	4-1-2030	4,840,000	4,939,426
				9,021,907
Miscellaneous revenue: 0.40%
Kansas City IDA Airport Revenue Series B AMT	5.00	3-1-2037	3,000,000	3,157,900
Kansas City IDA Airport Revenue Series B AMT (AGM Insured)	5.00	3-1-2049	23,075,000	23,817,576
				26,975,476
				35,997,383
Nebraska: 0.41%
Health revenue: 0.02%
Douglas County Hospital Authority No. 2 Children’s Hospital Obligated Group Series A	4.00	11-15-2040	1,150,000	1,156,174
Utilities revenue: 0.39%
Central Plains Energy Project (Royal Bank of Canada LIQ)øø	4.00	12-1-2049	19,810,000	19,918,874
Central Plains Energy Project No. 3 Series A	5.00	9-1-2033	6,000,000	6,577,975
				26,496,849
				27,653,023
Nevada: 1.63%
GO revenue: 1.54%
City of Henderson Series B-1	4.00	6-1-2039	4,060,000	4,181,280
City of Henderson Series B-1	4.00	6-1-2040	3,340,000	3,421,574
City of Las Vegas Series A	4.00	2-1-2038	1,335,000	1,367,760
City of Reno Series A	5.00	6-1-2030	3,420,000	3,421,476
Clark County School District Series A (AGM Insured)	4.00	6-15-2035	9,585,000	9,853,554
Clark County School District Series A (AGM Insured)	4.00	6-15-2036	850,000	892,568
Clark County School District Series A (AGM Insured)	4.00	6-15-2037	900,000	937,187
Clark County School District Series A (AGM Insured)	4.00	6-15-2038	850,000	876,798
Clark County School District Series A (AGM Insured)	4.00	6-15-2039	1,000,000	1,028,618
Clark County School District Series A (AGM Insured)	5.00	6-15-2032	900,000	1,024,973
Clark County School District Series A (AGM Insured)	5.00	6-15-2033	825,000	938,160
Clark County School District Series A (AGM Insured)	5.00	6-15-2034	950,000	1,078,594
Clark County School District Series A (AGM Insured)	5.00	6-15-2035	1,000,000	1,132,661
County of Clark Series A	5.00	6-1-2043	9,360,000	9,911,976
County of Clark Series A	5.00	5-1-2048	50,215,000	52,802,514
County of Clark Series C	4.00	7-1-2032	6,000,000	6,230,930
Las Vegas Valley Water District Series A	4.00	6-1-2034	4,600,000	4,995,895
				104,096,518
Industrial development revenue: 0.02%
County of Clark Southern California Edison Co.	2.10	6-1-2031	1,250,000	1,076,205
The accompanying notes are an integral part of these consolidated financial statements.
38 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.07%
County of Clark Sales & Excise Tax Revenue Streets & Highway Project	4.00%	7-1-2043	$4,500,000	$4,584,783
				109,757,506
New Hampshire: 0.66%
Education revenue: 0.26%
New Hampshire Business Finance Authority University of Nevada Reno Series A (BAM Insured)	5.25	6-1-2051	10,000,000	11,083,215
New Hampshire Health & Education Facilities Authority Act University System of New Hampshire (BAM Insured)	5.25	7-1-2048	5,860,000	6,534,339
				17,617,554
Health revenue: 0.12%
New Hampshire Health & Education Facilities Authority Act Concord Hospital Obligated Group	5.00	10-1-2047	5,000,000	5,135,507
New Hampshire Health & Education Facilities Authority Act Dartmouth-Hitchcock Obligated Group Series A	5.00	8-1-2036	2,660,000	2,797,517
				7,933,024
Housing revenue: 0.09%
New Hampshire Business Finance Authority National Finance Authority Series 1A	4.13	1-20-2034	6,118,844	6,049,290
Resource recovery revenue: 0.19%
New Hampshire Business Finance Authority United Illuminating Co. Series A	4.50	10-1-2033	2,560,000	2,756,567
New Hampshire Business Finance Authority Waste Management, Inc. Series A3 AMTø	4.50	4-1-2024	10,000,000	10,001,974
				12,758,541
				44,358,409
New Jersey: 2.45%
Airport revenue: 0.02%
South Jersey Port Corp. Series S	5.00	1-1-2039	1,350,000	1,382,829
Education revenue: 0.01%
Atlantic County Improvement Authority Stockton University Series A (AGM Insured)	4.00	7-1-2047	750,000	735,261
GO revenue: 0.25%
City of Newark Series A	5.00	7-15-2025	5,000,000	5,136,440
City of Newark Series A	5.00	7-15-2026	2,205,000	2,264,901
City of Newark Series A	5.00	7-15-2027	6,035,000	6,199,195
City of Newark Series A	5.25	7-15-2024	1,325,000	1,338,701
City of Newark Series B	5.00	7-15-2025	385,000	395,506
City of Newark Series B	5.00	7-15-2026	395,000	405,730
City of Newark Series B	5.00	7-15-2027	405,000	416,019
City of Newark Series B	5.25	7-15-2024	375,000	378,878
				16,535,370
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Municipal Bond Fund | 39

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 1.39%
Garden State Preservation Trust Series A (AGM Insured)	5.75%	11-1-2028	$15,000,000	$16,172,832
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	3.13	7-1-2029	2,620,000	2,547,079
New Jersey EDA Portal North Bridge Project Series A	5.00	11-1-2038	5,000,000	5,663,889
New Jersey EDA Portal North Bridge Project Series A	5.25	11-1-2041	3,000,000	3,411,145
New Jersey Educational Facilities Authority Jersey Department of the Treasury	5.00	6-15-2025	5,830,000	5,882,679
New Jersey TTFA Series A¤	0.00	12-15-2026	1,150,000	1,045,198
New Jersey TTFA Series A¤	0.00	12-15-2028	10,100,000	8,660,400
New Jersey TTFA Series A¤	0.00	12-15-2029	11,875,000	9,852,070
New Jersey TTFA Series A¤	0.00	12-15-2030	8,000,000	6,405,295
New Jersey TTFA Series A¤	0.00	12-15-2031	4,500,000	3,477,233
New Jersey TTFA Series A¤	0.00	12-15-2039	10,000,000	5,368,942
New Jersey TTFA Series A	5.00	12-15-2036	1,500,000	1,630,093
New Jersey TTFA Series AA	5.00	6-15-2038	2,000,000	2,269,632
New Jersey TTFA Series AA	5.00	6-15-2044	1,000,000	1,002,753
New Jersey TTFA Series C	5.25	6-15-2032	8,000,000	8,114,583
New Jersey TTFA Series CC	5.25	6-15-2046	6,000,000	6,668,813
New Jersey TTFA Series CC	5.50	6-15-2050	5,000,000	5,598,801
				93,771,437
Industrial development revenue: 0.09%
New Jersey EDA United Airlines, Inc.	5.25	9-15-2029	5,960,000	5,970,971
Miscellaneous revenue: 0.35%
New Jersey TTFA Series A	4.25	6-15-2040	4,375,000	4,548,375
Newark Housing Authority Port Authority of New York & New Jersey (NPFGC Insured)	5.00	1-1-2032	7,620,000	8,448,779
Newark Housing Authority Port Authority of New York & New Jersey (NPFGC Insured)	5.25	1-1-2024	1,225,000	1,225,000
Union County Utilities Authority Covanta Union LLC Series A AMT	5.25	12-1-2031	9,465,000	9,477,317
				23,699,471
Tax revenue: 0.05%
New Jersey TTFA Series AA	5.00	6-15-2039	3,000,000	3,321,509
Transportation revenue: 0.29%
New Jersey Turnpike Authority Series A	4.00	1-1-2042	16,405,000	16,642,955
South Jersey Transportation Authority Series A	5.00	11-1-2041	1,000,000	1,080,863
South Jersey Transportation Authority Series A	5.25	11-1-2052	1,500,000	1,612,166
				19,335,984
				164,752,832
New Mexico: 0.24%
Industrial development revenue: 0.16%
City of Farmington Southern California Edison Co.	1.80	4-1-2029	5,000,000	4,473,105
City of Farmington Southern California Edison Co. Series B	1.80	4-1-2029	7,000,000	6,262,347
				10,735,452
The accompanying notes are an integral part of these consolidated financial statements.
40 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.08%
New Mexico Municipal Energy Acquisition Authority Series A (Royal Bank of Canada LIQ)øø	5.00%	11-1-2039	$5,140,000	$5,225,028
				15,960,480
New York: 11.46%
Airport revenue: 1.25%
New York Transportation Development Corp.	6.00	6-30-2054	6,500,000	7,177,524
New York Transportation Development Corp. Delta Air Lines, Inc.	5.63	4-1-2040	4,000,000	4,303,295
New York Transportation Development Corp. Delta Air Lines, Inc.	6.00	4-1-2035	3,000,000	3,341,988
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2037	2,000,000	2,177,146
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2038	3,000,000	3,241,485
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2039	13,000,000	13,958,262
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2042	3,385,000	3,570,464
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	4.00	12-1-2039	700,000	683,242
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	4.00	12-1-2040	900,000	870,090
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2032	1,000,000	1,095,266
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2037	700,000	749,840
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2035	2,475,000	2,706,415
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2036	1,750,000	1,900,750
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2037	1,750,000	1,885,618
New York Transportation Development Corp. Laguardia Gateway Partners LLC Series A AMT	5.00	7-1-2041	3,250,000	3,253,317
Port Authority of New York & New Jersey AMT	4.00	11-1-2041	2,275,000	2,253,088
Port Authority of New York & New Jersey Series 193 AMT	5.00	10-15-2028	1,760,000	1,805,861
Port Authority of New York & New Jersey Series 205TH	5.25	11-15-2039	16,580,000	17,864,104
Port Authority of New York & New Jersey Series 211	5.00	9-1-2048	2,000,000	2,111,584
Port Authority of New York & New Jersey Series 221 AMT	4.00	7-15-2045	5,000,000	4,905,775
RBC Municipal Products, Inc. Trust Series G-120 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144Aø	3.93	10-1-2029	4,000,000	4,000,000
				83,855,114
Education revenue: 0.79%
Babylon L D Corp. II Series A	6.65	2-1-2053	7,265,000	7,308,762
Build NYC Resource Corp. South Bronx Charter School For International Cultures & The Arts Series A144A	6.75	4-15-2043	2,000,000	2,105,346
Build NYC Resource Corp. South Bronx Charter School For International Cultures & The Arts Series B144A	6.75	4-15-2043	3,290,000	3,463,294
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Municipal Bond Fund | 41

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Hempstead Town Local Development Corp. Academy Charter School Series A	4.60%	2-1-2051	$5,000,000	$3,730,607
Hempstead Town Local Development Corp. Academy Charter School Series A	5.73	2-1-2050	10,030,000	9,053,728
Hempstead Town Local Development Corp. Evergreen Charter School, Inc. Series A	5.25	6-15-2042	6,085,000	6,070,565
Monroe County Industrial Development Corp. Series A	5.00	7-1-2053	7,000,000	7,726,291
New York State Dormitory Authority Barnard College Series A	4.00	7-1-2045	1,270,000	1,252,762
New York State Dormitory Authority Barnard College Series A	4.00	7-1-2049	1,000,000	959,624
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2027	335,000	348,275
New York State Dormitory Authority Series A	5.00	7-1-2049	4,265,000	4,541,251
New York State Dormitory Authority St. John’s University Series A	4.00	7-1-2048	2,000,000	1,951,851
Westchester County Local Development Corp. Pace University Series Bøø	4.63	5-1-2044	5,000,000	5,000,000
				53,512,356
GO revenue: 1.32%
City of New York Series A-1	5.25	9-1-2042	8,750,000	10,086,926
City of New York Series A-1	5.25	9-1-2043	21,165,000	24,286,605
City of New York Series B1	5.00	10-1-2038	2,650,000	2,929,035
City of New York Series C	4.00	8-1-2039	3,000,000	3,105,650
City of New York Series D-1	5.25	5-1-2041	6,000,000	6,917,625
City of New York Series D-1	5.25	5-1-2042	1,000,000	1,147,656
City of New York Series E1	5.00	3-1-2039	8,800,000	9,430,731
City of New York Series E1	5.25	4-1-2047	10,000,000	11,371,720
City of New York Series F1	5.00	3-1-2043	4,000,000	4,433,230
City of New York Series F1	5.00	3-1-2050	6,500,000	7,045,592
City of Yonkers Series C (AGM Insured)	5.00	3-15-2036	2,000,000	2,352,660
City of Yonkers Series C (AGM Insured)	5.00	3-15-2037	1,100,000	1,281,443
City of Yonkers Series C (AGM Insured)	5.00	3-15-2038	1,140,000	1,308,126
City of Yonkers Series F (BAM Insured)	5.00	11-15-2040	850,000	970,241
City of Yonkers Series F (BAM Insured)	5.00	11-15-2041	750,000	851,157
City of Yonkers Series F (BAM Insured)	5.00	11-15-2042	1,000,000	1,127,733
				88,646,130
Health revenue: 0.19%
New York State Dormitory Authority Catholic Health System Obligated Group Series B (Manufacturers & Traders LOC)ø	3.80	7-1-2048	9,925,000	9,925,000
Westchester County Local Development Corp. County Health Care Corp. Obligated Group	5.25	11-1-2034	1,000,000	1,167,810
Westchester County Local Development Corp. Purchase Senior Learning Community Obligated Group Series D144A	2.88	7-1-2026	1,500,000	1,472,755
				12,565,565
Housing revenue: 0.52%
New York City Transitional Finance Authority Building Aid Revenue Series S2	5.00	7-15-2041	13,805,000	14,055,826
New York City Transitional Finance Authority Building Aid Revenue Series S3A	4.00	7-15-2038	8,500,000	8,676,803
The accompanying notes are an integral part of these consolidated financial statements.
42 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
New York State Dormitory Authority Series A (AGM Insured)	5.00%	10-1-2034	$5,000	$5,579
New York State Thruway Authority Personal Income Tax Revenue Series A1	4.00	3-15-2044	5,000,000	5,049,517
Yonkers Industrial Development Agency New Community School Project	5.00	5-1-2047	5,000,000	5,432,204
Yonkers Industrial Development Agency New Community School Project	5.25	5-1-2051	1,600,000	1,761,143
				34,981,072
Industrial development revenue: 0.60%
Monroe County Industrial Development Corp. CDS Monarch, Inc. (Citizens Bank LOC)ø	3.96	7-1-2027	485,000	485,000
New York Liberty Development Corp. One Bryant Park LLC Class 3	2.80	9-15-2069	1,000,000	908,991
New York Transportation Development Corp. American Airlines, Inc. AMT	3.00	8-1-2031	2,000,000	1,795,250
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	10-1-2035	20,000,000	20,771,028
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	10-1-2040	3,000,000	3,033,158
New York Transportation Development Corp. Delta Air Lines, Inc. Series A AMT	5.00	1-1-2032	12,000,000	12,271,494
New York Transportation Development Corp. Empire State Thruway Partners LLC AMT	4.00	10-31-2046	1,500,000	1,376,950
				40,641,871
Miscellaneous revenue: 0.58%
New York City Industrial Development Agency Queens Ballpark Co. LLC Series A (AGM Insured)	5.00	1-1-2031	1,000,000	1,129,042
New York Liberty Development Corp. Port Authority of New York & New Jersey Series 1	4.00	2-15-2043	4,500,000	4,533,802
New York State Dormitory Authority Series A (AGM Insured)	5.00	10-1-2034	1,745,000	1,926,709
New York State Dormitory Authority Series A (AGM Insured)	5.00	10-1-2035	1,000,000	1,100,816
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series A	5.00	5-15-2047	15,000,000	16,516,615
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series A-1	4.00	5-15-2046	1,250,000	1,255,555
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series C	5.00	5-15-2047	8,000,000	8,808,861
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series C1A	4.00	5-15-2042	2,250,000	2,281,748
Western Regional Off-Track Betting Corp.144A	4.13	12-1-2041	2,400,000	1,827,039
				39,380,187
Tax revenue: 3.19%
New York City Transitional Finance Authority Building Aid Revenue Series S1	5.00	7-15-2040	3,155,000	3,193,269
New York City Transitional Finance Authority Future Tax Secured Revenue Series A1	4.00	8-1-2041	1,900,000	1,912,699
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Municipal Bond Fund | 43

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-1	5.00%	8-1-2031	$17,075,000	$17,207,256
New York City Transitional Finance Authority Future Tax Secured Revenue Series A2	5.00	5-1-2038	5,000,000	5,486,081
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-2	5.00	8-1-2037	12,140,000	12,922,938
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	8-1-2041	5,580,000	5,549,937
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	11-1-2041	5,000,000	5,094,560
New York City Transitional Finance Authority Future Tax Secured Revenue Series C-3	4.00	5-1-2043	2,335,000	2,343,230
New York City Transitional Finance Authority Future Tax Secured Revenue Series C-3	4.00	5-1-2044	10,710,000	10,736,081
New York City Transitional Finance Authority Future Tax Secured Revenue Series D-1	5.50	11-1-2045	21,670,000	25,386,838
New York City Transitional Finance Authority Future Tax Secured Revenue Series E1	4.00	2-1-2038	4,000,000	4,217,170
New York City Transitional Finance Authority Future Tax Secured Revenue Series F1	5.00	5-1-2042	2,390,000	2,509,688
New York City Transitional Finance Authority Series B	5.50	5-1-2044	5,770,000	6,880,293
New York City Transitional Finance Authority Series B	5.50	5-1-2047	7,040,000	8,304,904
New York State Dormitory Authority Personal Income Tax Revenue Series A	5.00	2-15-2034	3,790,000	3,984,522
New York State Dormitory Authority Personal Income Tax Revenue Series A	5.00	3-15-2043	6,750,000	7,280,690
New York State Dormitory Authority Personal Income Tax Revenue Series B	5.00	2-15-2045	7,330,000	7,399,675
New York State Dormitory Authority Personal Income Tax Revenue Series C	5.00	3-15-2034	2,610,000	2,618,174
New York State Dormitory Authority Personal Income Tax Revenue Series D	4.00	2-15-2039	5,000,000	5,174,105
New York State Dormitory Authority Personal Income Tax Revenue Series D	5.00	2-15-2048	12,500,000	13,434,748
New York State Dormitory Authority Personal Income Tax Revenue Series E	4.00	3-15-2042	6,000,000	6,076,898
New York State Dormitory Authority Personal Income Tax Revenue Series E	4.00	3-15-2044	2,700,000	2,716,684
New York State Dormitory Authority Personal Income Tax Revenue Series E	5.00	2-15-2044	9,600,000	9,696,768
New York State Thruway Authority Personal Income Tax Revenue Series A	5.00	3-15-2048	10,000,000	11,009,652
New York State Urban Development Corp. Personal Income Tax Revenue Series A	5.00	3-15-2041	3,750,000	4,173,740
New York State Urban Development Corp. Personal Income Tax Revenue Series A	5.00	3-15-2042	4,075,000	4,512,884
New York State Urban Development Corp. Personal Income Tax Revenue Series C	4.00	3-15-2042	8,045,000	8,212,667
The accompanying notes are an integral part of these consolidated financial statements.
44 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
New York State Urban Development Corp. Personal Income Tax Revenue Series C	5.00%	3-15-2047	$8,000,000	$8,695,993
New York State Urban Development Corp. Personal Income Tax Revenue Series E	4.00	3-15-2043	8,040,000	8,166,001
				214,898,145
Transportation revenue: 1.39%
Metropolitan Transportation Authority Series Aøø	5.00	11-15-2048	7,300,000	7,350,646
Metropolitan Transportation Authority Series A2	5.00	11-15-2027	12,640,000	13,513,999
Metropolitan Transportation Authority Series B	5.25	11-15-2038	2,970,000	2,978,758
Metropolitan Transportation Authority Series C	5.00	11-15-2040	3,425,000	3,642,156
Metropolitan Transportation Authority Series C (AGM Insured)	5.00	11-15-2041	9,700,000	10,321,955
Metropolitan Transportation Authority Series C (BAM Insured)	5.00	11-15-2042	3,005,000	3,184,472
Metropolitan Transportation Authority Series C1	5.00	11-15-2035	2,000,000	2,046,089
Metropolitan Transportation Authority Series Døø	5.00	11-15-2034	5,000,000	5,058,989
Metropolitan Transportation Authority Series G3 (SIFMA Municipal Swap+0.43%)±	4.30	11-1-2031	15,000,000	14,837,805
Triborough Bridge & Tunnel Authority Series A	5.00	11-15-2044	3,975,000	4,214,050
Triborough Bridge & Tunnel Authority Series A	5.00	11-15-2047	4,000,000	4,425,006
Triborough Bridge & Tunnel Authority Series A	5.00	11-15-2049	7,750,000	8,376,722
Triborough Bridge & Tunnel Authority Series A	5.50	11-15-2057	4,000,000	4,544,911
Triborough Bridge & Tunnel Authority Series B2B (State Street Bank & Trust Co. LOC)ø	3.84	1-1-2032	9,400,000	9,400,000
				93,895,558
Utilities revenue: 0.10%
Utility Debt Securitization Authority	5.00	12-15-2037	3,780,000	3,901,693
Utility Debt Securitization Authority	5.00	12-15-2040	2,870,000	3,079,185
				6,980,878
Water & sewer revenue: 1.53%
New York City Municipal Water Finance Authority Series DD	5.25	6-15-2047	13,450,000	15,330,139
New York City Municipal Water Finance Authority Water & Sewer System Series AA-1	5.25	6-15-2052	5,250,000	5,901,061
New York City Municipal Water Finance Authority Water & Sewer System Series AA-2ø	4.10	6-15-2050	2,000,000	2,000,000
New York City Municipal Water Finance Authority Water & Sewer System Series AA-3ø	4.00	6-15-2049	11,100,000	11,100,000
New York City Municipal Water Finance Authority Water & Sewer System Series CC-1	5.00	6-15-2049	12,240,000	13,152,346
New York City Municipal Water Finance Authority Water & Sewer System Series DD	5.25	6-15-2047	11,490,000	12,106,482
New York City Municipal Water Finance Authority Water & Sewer System Series DD1	5.00	6-15-2048	3,000,000	3,159,500
New York State Environmental Facilities Corp. Revolving Fund Series B	5.00	6-15-2048	10,035,000	10,635,199
New York State Environmental Facilities Corp. Series A	5.00	6-15-2045	26,855,000	27,245,023
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Municipal Bond Fund | 45

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
Western Nassau County Water Authority Series A	4.00%	4-1-2046	$1,100,000	$1,112,191
Western Nassau County Water Authority Series A	4.00	4-1-2051	1,000,000	1,000,498
				102,742,439
				772,099,315
North Carolina: 0.48%
Airport revenue: 0.06%
Raleigh Durham Airport Authority Series A AMT	5.00	5-1-2035	3,400,000	3,754,804
Education revenue: 0.09%
North Carolina Capital Facilities Finance Agency Meredith College	5.00	6-1-2038	500,000	514,258
North Carolina Capital Facilities Finance Agency Wake Forest University	5.00	1-1-2033	1,000,000	1,045,137
University of North Carolina at Asheville	5.00	6-1-2042	625,000	642,731
University of North Carolina at Chapel Hill Series A (TD Bank N.A. SPA)ø	3.71	2-1-2024	305,000	305,000
University of North Carolina at Greensboro	5.00	4-1-2033	2,000,000	2,007,705
University of North Carolina at Greensboro	5.00	4-1-2039	1,620,000	1,626,241
				6,141,072
Health revenue: 0.07%
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series A	5.00	1-15-2036	500,000	545,684
North Carolina Medical Care Commission Deerfield Episcopal Retirement Community Obligated Group COP	5.00	11-1-2031	1,500,000	1,556,815
North Carolina Medical Care Commission Forest at Duke, Inc. Obligated Group	4.00	9-1-2051	1,100,000	844,949
North Carolina Medical Care Commission Presbyterian Homes Obligated Group Series C	4.00	10-1-2031	1,500,000	1,503,796
				4,451,244
Housing revenue: 0.06%
City of Raleigh Series A	5.00	10-1-2033	1,000,000	1,010,506
North Carolina Capital Facilities Finance Agency Arc of North Carolina Obligated Group Series A (Department of Housing and Urban Development Insured)	5.00	10-1-2034	2,250,000	2,222,236
North Carolina Capital Facilities Finance Agency NCA&T University Foundation LLC Series A (AGC Insured)	5.00	6-1-2027	1,000,000	1,023,936
				4,256,678
Miscellaneous revenue: 0.03%
City of Charlotte COP Series A	5.00	12-1-2026	1,160,000	1,161,548
City of Charlotte COP Series C	5.00	6-1-2030	1,000,000	1,001,065
				2,162,613
Resource recovery revenue: 0.07%
North Carolina Capital Facilities Finance Agency Republic Services, Inc. AMTøø	4.35	6-1-2038	5,000,000	4,999,776
The accompanying notes are an integral part of these consolidated financial statements.
46 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.10%
North Carolina Department of Transportation I-77 Mobility Partners LLC AMT	5.00%	6-30-2028	$1,275,000	$1,299,507
North Carolina Turnpike Authority (AGM Insured)	5.00	1-1-2049	4,500,000	4,763,091
North Carolina Turnpike Authority Series A	5.00	7-1-2042	500,000	512,064
				6,574,662
				32,340,849
North Dakota: 0.20%
Miscellaneous revenue: 0.14%
University of North Dakota COP Series A COP	5.00	4-1-2057	9,000,000	9,310,506
Water & sewer revenue: 0.06%
North Dakota PFA Series A	5.00	10-1-2038	3,780,000	4,080,501
				13,391,007
Ohio: 1.55%
Education revenue: 0.07%
Allen County Port Authority University of Northwestern Ohio Series A	4.00	12-1-2035	650,000	616,441
Allen County Port Authority University of Northwestern Ohio Series A	4.00	12-1-2040	720,000	636,343
Ohio Higher Educational Facility Commission Kenyon College	5.00	7-1-2037	3,100,000	3,550,967
				4,803,751
GO revenue: 0.07%
State of Ohio Series A	5.00	2-1-2036	4,265,000	4,443,363
Health revenue: 0.67%
City of Middleburg Heights Southwest General Health Center Obligated Group Series A	4.00	8-1-2041	4,830,000	4,623,274
City of Middleburg Heights Southwest General Health Center Obligated Group Series A	4.00	8-1-2047	3,000,000	2,718,251
Cleveland-Cuyahoga County Port Authority Centers for Dialysis Care Obligated Group Series A	5.00	12-1-2047	5,205,000	5,228,668
County of Franklinø	2.98	11-15-2041	3,000,000	3,000,000
County of Franklin Trinity Health Corp. Obligated Group Series A	4.00	12-1-2044	3,450,000	3,417,598
County of Franklin Trinity Health Corp. Obligated Group Series A	5.00	12-1-2047	5,000,000	5,123,345
County of Hamilton Cincinnati Children’s Hospital Medical Center Obligated Group Series CC	5.00	11-15-2041	2,250,000	2,719,757
County of Hamilton TriHealth Obligated Group Series Aø	3.06	8-15-2051	1,700,000	1,700,000
County of Hamilton UC Health Obligated Group	5.00	9-15-2045	7,500,000	7,696,824
County of Lucas Promedica Healthcare Obligated Group Series A	5.25	11-15-2048	4,250,000	3,915,018
County of Montgomery Premier Health Partners Obligated Group Series A	4.00	11-15-2039	3,000,000	2,884,549
Ohio Higher Educational Facility Commission Cleveland Clinic Health System Obligated Group Series B1ø	3.75	1-1-2039	2,500,000	2,500,000
				45,527,284
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Municipal Bond Fund | 47

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.45%
Ohio Water Development Authority	5.00%	12-1-2035	$5,390,000	$5,706,636
Ohio Water Development Authority	5.00	12-1-2036	2,000,000	2,109,468
RiverSouth Authority Series A	5.75	12-1-2027	1,925,000	1,924,946
State of Ohio Department of Transportation AMT (AGM Insured)	5.00	12-31-2039	2,500,000	2,516,933
State of Ohio Department of Transportation Series A AMT (AGM Insured)	5.00	12-31-2026	2,030,000	2,062,195
State of Ohio Department of Transportation Series A AMT (AGM Insured)	5.00	12-31-2028	1,610,000	1,632,734
State of Ohio Department of Transportation Series A AMT (AGM Insured)	5.00	12-31-2030	2,250,000	2,272,027
State of Ohio Department of Transportation Series A AMT (AGM Insured)	5.00	12-31-2035	12,000,000	12,089,883
				30,314,822
Tax revenue: 0.08%
County of Franklin Sales Tax Revenue	5.00	6-1-2048	5,000,000	5,315,585
Transportation revenue: 0.18%
Ohio Turnpike & Infrastructure Commission Series A-4 CAB	5.70	2-15-2034	8,500,000	10,264,352
Summit County Development Finance Authority University of Akron Parking Project	5.50	12-1-2043	1,700,000	1,769,760
				12,034,112
Utilities revenue: 0.03%
Ohio Air Quality Development Authority Duke Energy Corp. Series A AMTøø	4.25	11-1-2039	2,000,000	2,039,051
				104,477,968
Oklahoma: 1.02%
Airport revenue: 0.46%
Oklahoma City Airport Trust Series A AMT	5.00	7-1-2043	9,000,000	9,322,142
Oklahoma City Airport Trust Series A AMT	5.00	7-1-2047	11,500,000	11,830,685
Tulsa Airports Improvement Trust Series A AMT (AGM Insured)	5.00	6-1-2043	4,485,000	4,646,324
Tulsa Airports Improvement Trust Series A AMT (AGM Insured)	5.25	6-1-2048	3,770,000	3,923,866
Tulsa Airports Improvement Trust Series A AMT (BAM Insured)	5.00	6-1-2035	1,055,000	1,060,925
				30,783,942
Health revenue: 0.19%
Oklahoma Development Finance Authority INTEGRIS Health Obligated Group Series A	5.00	8-15-2032	2,365,000	2,402,860
Oklahoma Development Finance Authority INTEGRIS Health Obligated Group Series Bø	4.43	8-15-2031	9,100,000	9,100,000
Oklahoma Development Finance Authority INTEGRIS Health Obligated Group Series Cø	4.35	8-15-2031	1,550,000	1,550,000
				13,052,860
Housing revenue: 0.35%
Garfield County Educational Facilities Authority Independent School District No. 57 Enid Series A	5.00	9-1-2030	2,000,000	2,085,178
The accompanying notes are an integral part of these consolidated financial statements.
48 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Garfield County Educational Facilities Authority Independent School District No. 57 Enid Series A	5.00%	9-1-2031	$1,145,000	$1,193,467
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2030	4,440,000	4,482,060
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2031	5,520,000	5,553,506
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2032	4,000,000	4,011,885
Oklahoma Development Finance Authority Oklahoma State University Series A	5.25	6-1-2037	4,535,000	5,225,484
Pontotoc County Educational Facilities Authority Ada Independent School District No. 19	4.00	9-1-2040	1,000,000	971,304
				23,522,884
Transportation revenue: 0.02%
Oklahoma Turnpike Authority Series A	5.00	1-1-2042	1,000,000	1,022,588
				68,382,274
Oregon: 0.46%
Airport revenue: 0.03%
Port of Portland Airport Revenue Series 24-B AMT	5.00	7-1-2034	1,905,000	1,987,192
Health revenue: 0.40%
Clackamas County Hospital Facility Authority Rose Villa, Inc. Obligated Group Series A	5.13	11-15-2040	500,000	477,412
Clackamas County Hospital Facility Authority Rose Villa, Inc. Obligated Group Series A	5.25	11-15-2050	500,000	453,933
Clackamas County Hospital Facility Authority Rose Villa, Inc. Obligated Group Series A	5.38	11-15-2055	1,000,000	910,275
Medford Hospital Facilities Authority Asante Health System Obligated Group Series A	5.00	8-15-2045	4,390,000	4,637,226
Medford Hospital Facilities Authority Asante Health System Obligated Group Series A (AGM Insured)	4.00	8-15-2045	13,650,000	13,478,821
Oregon Health & Science University Obligated Group Series A	4.00	7-1-2044	2,000,000	2,011,451
Salem Hospital Facility Authority Salem Health Obligated Group Series A	5.00	5-15-2046	5,000,000	5,095,822
				27,064,940
Utilities revenue: 0.03%
City of Eugene Electric Utility System Revenue Series A	4.00	8-1-2045	1,260,000	1,265,373
City of Eugene Electric Utility System Revenue Series A	4.00	8-1-2049	800,000	788,146
				2,053,519
				31,105,651
Pennsylvania: 6.65%
Airport revenue: 0.56%
Allegheny County Airport Authority Series A AMT	5.00	1-1-2036	10,000,000	11,018,800
Allegheny County Airport Authority Series A AMT (AGM Insured)	4.00	1-1-2046	2,000,000	1,950,535
City of Philadelphia Airport Revenue Series B AMT	5.00	7-1-2029	1,000,000	1,055,971
City of Philadelphia Airport Revenue Series B AMT	5.00	7-1-2031	750,000	791,433
City of Philadelphia Airport Revenue Series B AMT	5.00	7-1-2042	7,860,000	8,089,587
City of Philadelphia Airport Revenue Series B AMT	5.00	7-1-2047	9,950,000	10,160,895
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Municipal Bond Fund | 49

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
City of Philadelphia Airport Revenue Series C AMT	4.00%	7-1-2037	$1,695,000	$1,716,279
City of Philadelphia Airport Revenue Series C AMT	4.00	7-1-2038	1,260,000	1,265,690
City of Philadelphia Airport Revenue Series C AMT	4.00	7-1-2039	1,830,000	1,824,203
				37,873,393
Education revenue: 0.22%
Montgomery County Higher Education & Health Authority Arcadia University	5.00	4-1-2024	1,540,000	1,543,280
Montgomery County Higher Education & Health Authority Arcadia University	5.00	4-1-2025	1,625,000	1,644,468
Pennsylvania Higher Educational Facilities Authority Drexel University Series A (AGM Insured)	5.00	5-1-2046	4,885,000	5,237,104
Philadelphia IDA First Philadelphia Preparatory Charter School Series A	7.00	6-15-2033	1,875,000	1,900,508
Philadelphia IDA St. Joseph’s University Series C	4.00	11-1-2038	1,000,000	1,004,915
Philadelphia IDA Tacony Academy Charter School144A	5.50	6-15-2043	1,250,000	1,247,000
State Public School Building Authority Community College of Philadelphia Series A (BAM Insured)	5.00	6-15-2026	2,000,000	2,050,524
				14,627,799
GO revenue: 0.43%
Commonwealth of Pennsylvania Series 1st	4.00	4-1-2029	4,000,000	4,007,867
Cumberland Valley School District Series A (AGM Insured)	5.00	11-15-2044	1,275,000	1,404,014
Cumberland Valley School District Series A (AGM Insured)	5.00	11-15-2047	3,600,000	3,940,816
North Pocono School District Series A (AGM Insured)	4.00	9-15-2029	2,170,000	2,297,526
North Pocono School District Series A (AGM Insured)	4.00	9-15-2032	1,750,000	1,834,299
School District of Philadelphia Series A	5.00	9-1-2024	2,075,000	2,097,028
School District of Philadelphia Series F	5.00	9-1-2035	3,820,000	3,958,994
West Mifflin School District (AGM Insured)	5.00	4-1-2025	1,180,000	1,207,858
West Mifflin School District (AGM Insured)	5.00	4-1-2026	1,200,000	1,256,750
West Mifflin School District (AGM Insured)	5.00	4-1-2027	1,000,000	1,057,504
Williamsport Area School District (AGM Insured)	4.00	3-1-2032	1,440,000	1,442,346
Williamsport Area School District (AGM Insured)	4.00	3-1-2033	1,490,000	1,492,426
Williamsport Area School District (AGM Insured)	4.00	3-1-2034	1,555,000	1,557,663
Williamsport Area School District (AGM Insured)	4.00	3-1-2035	1,205,000	1,207,197
				28,762,288
Health revenue: 1.71%
Allegheny County Hospital Development Authority Health Network Obligated Group Series A	5.00	4-1-2047	5,000,000	5,129,291
Allegheny County Hospital Development Authority UPMC Obligated Group (SIFMA Municipal Swap+0.70%)±	4.57	11-15-2047	10,000,000	9,873,934
Allegheny County Hospital Development Authority UPMC Obligated Group Series A	4.00	7-15-2039	2,250,000	2,259,567
Chester County Health & Education Facilities Authority Main Line Health System, Inc. Obligated Group Series A	4.00	9-1-2050	3,500,000	3,297,119
Geisinger Authority Health System Obligated Group Series A-1	4.00	2-15-2047	10,000,000	9,398,264
General Authority of Southcentral Pennsylvania WellSpan Health Obligated Group Series E (U.S. Bank N.A. SPA)ø	3.95	6-1-2035	300,000	300,000
The accompanying notes are an integral part of these consolidated financial statements.
50 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Hospitals & Higher Education Facilities Authority of Philadelphia Temple University Health System Obligated Group (AGM Insured)	5.00%	7-1-2037	$4,175,000	$4,636,535
Lancaster County Hospital Authority Health System Obligated Group	5.00	8-15-2046	10,000,000	10,275,926
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group	4.00	9-1-2035	2,750,000	2,801,277
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group	4.00	9-1-2038	1,000,000	1,013,777
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group	5.00	9-1-2031	4,100,000	4,482,429
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series A	5.00	9-1-2043	3,085,000	3,204,917
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series Dø	4.42	9-1-2050	13,475,000	13,475,000
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-1	5.25	7-1-2049	1,250,000	1,275,745
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-2	5.25	7-1-2046	1,500,000	1,542,415
Pennsylvania EDFA UPMC Obligated Group Series A	4.00	2-15-2042	6,000,000	6,017,835
Pennsylvania EDFA UPMC Obligated Group Series A	4.00	11-15-2042	4,000,000	4,007,480
Pennsylvania EDFA UPMC Obligated Group Series A	5.00	2-1-2030	8,995,000	9,075,000
Pennsylvania EDFA UPMC Obligated Group Series A	5.00	2-15-2036	1,000,000	1,139,143
Pennsylvania EDFA UPMC Obligated Group Series A	5.00	2-15-2038	2,150,000	2,385,383
Pennsylvania EDFA UPMC Obligated Group Series A	5.00	2-15-2039	3,500,000	3,861,919
Pennsylvania EDFA UPMC Obligated Group Series A1	4.00	4-15-2045	6,500,000	6,457,517
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group Series A	5.00	8-15-2042	3,000,000	3,128,489
Pennsylvania Higher Educational Facilities Authority Thomas Jefferson University Obligated Group Series A	5.00	9-1-2045	2,640,000	2,655,796
Quakertown General Authority LifeQuest Obligated Group Series C	4.50	7-1-2027	610,000	584,309
Quakertown General Authority LifeQuest Obligated Group Series C	5.00	7-1-2032	1,000,000	920,429
Westmoreland County IDA Excela Health Obligated Group Series A	4.00	7-1-2037	625,000	597,297
Westmoreland County IDA Excela Health Obligated Group Series A	5.00	7-1-2029	700,000	744,826
Westmoreland County IDA Excela Health Obligated Group Series A	5.00	7-1-2030	550,000	587,363
				115,128,982
Housing revenue: 0.56%
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2030	600,000	616,314
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2034	16,375,000	16,787,840
Pennsylvania EDFA Commonwealth of Pennsylvania Department of Transportation AMT	5.75	6-30-2048	6,000,000	6,580,293
Pennsylvania EDFA Commonwealth of Pennsylvania Department of Transportation AMT	6.00	6-30-2061	3,500,000	3,881,302
Pennsylvania Housing Finance Agency Series 142-A	5.00	10-1-2043	5,900,000	6,291,748
Pennsylvania Housing Finance Agency Series 142-A	5.50	10-1-2053	3,000,000	3,205,578
				37,363,075
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Municipal Bond Fund | 51

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 1.03%
Delaware Valley Regional Finance Authority Series C (Ambac Insured)	7.75%	7-1-2027	$4,025,000	$4,705,993
Pennsylvania Finance Authority Hills Project Series B (NPFGC Insured)¤	0.00	12-1-2025	1,060,000	995,559
School District of Philadelphia Series A	5.00	6-28-2024	29,000,000	29,194,141
State Public School Building Authority School District of Philadelphia Series A	5.00	6-1-2024	2,250,000	2,264,111
State Public School Building Authority School District of Philadelphia Series A	5.00	6-1-2031	5,000,000	5,256,551
State Public School Building Authority School District of Philadelphia Series A	5.00	6-1-2034	1,915,000	1,996,526
State Public School Building Authority School District of Philadelphia Series A	5.00	6-1-2035	16,715,000	17,374,861
State Public School Building Authority School District of Philadelphia Series A (AGM Insured)	5.00	6-1-2030	3,800,000	4,028,692
Waverly Township Municipal Authority (BAM Insured)	4.00	2-15-2030	1,065,000	1,125,965
Waverly Township Municipal Authority (BAM Insured)	4.00	2-15-2031	1,110,000	1,170,124
Waverly Township Municipal Authority (BAM Insured)	4.00	2-15-2032	1,155,000	1,217,330
				69,329,853
Resource recovery revenue: 0.05%
Pennsylvania EDFA Republic Services, Inc. AMTøø	4.60	6-1-2044	3,250,000	3,250,000
Tax revenue: 0.09%
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2036	750,000	804,676
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2042	2,000,000	2,056,892
Southeastern Pennsylvania Transportation Authority	5.25	6-1-2047	3,000,000	3,359,055
				6,220,623
Tobacco revenue: 0.18%
Commonwealth Financing Authority (AGM Insured)	4.00	6-1-2039	12,000,000	12,087,729
Transportation revenue: 1.52%
Delaware River Port Authority	5.00	1-1-2040	17,000,000	17,021,989
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series B	5.00	12-1-2043	6,000,000	6,276,936
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series B	5.25	12-1-2048	5,145,000	5,402,695
Pennsylvania Turnpike Commission Series 1	5.00	12-1-2040	1,000,000	1,138,069
Pennsylvania Turnpike Commission Series 1	5.00	12-1-2041	3,000,000	3,349,734
Pennsylvania Turnpike Commission Series 2nd	5.00	12-1-2035	9,900,000	10,567,197
Pennsylvania Turnpike Commission Series A	5.00	12-1-2044	8,905,000	9,595,869
Pennsylvania Turnpike Commission Series A (AGM Insured)	4.00	12-1-2049	8,095,000	8,097,133
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2041	9,345,000	9,530,023
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,750,000	1,814,206
Pennsylvania Turnpike Commission Series Bø	3.00	12-1-2043	5,000,000	5,000,000
Pennsylvania Turnpike Commission Series B	4.00	12-1-2046	3,000,000	2,991,560
The accompanying notes are an integral part of these consolidated financial statements.
52 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue(continued)
Pennsylvania Turnpike Commission Series B	5.25%	12-1-2052	$8,250,000	$9,170,597
Pennsylvania Turnpike Commission Series B1	5.00	6-1-2028	1,450,000	1,549,118
Pennsylvania Turnpike Commission Series B2	5.00	6-1-2027	1,260,000	1,353,578
Pennsylvania Turnpike Commission Series B2	5.00	6-1-2031	5,000,000	5,337,873
Pennsylvania Turnpike Commission Series C	5.00	12-1-2046	4,125,000	4,466,822
				102,663,399
Utilities revenue: 0.07%
Philadelphia Gas Works Co. Series A (AGM Insured)	4.00	8-1-2045	5,000,000	5,024,203
Water & sewer revenue: 0.23%
City of Philadelphia Water & Wastewater Revenue Series B	5.00	7-1-2033	8,000,000	8,140,488
City of Philadelphia Water & Wastewater Revenue Series C	5.00	6-1-2042	2,200,000	2,422,473
Luzerne County IDA Pennsylvania-American Water Co. AMTøø	2.45	12-1-2039	5,500,000	5,093,077
				15,656,038
				447,987,382
Rhode Island: 0.23%
Airport revenue: 0.04%
Rhode Island Commerce Corp. Airport Corp.	5.00	7-1-2031	2,115,000	2,296,928
Education revenue: 0.03%
Rhode Island Health & Educational Building Corp. Providence College Series A	5.00	11-1-2046	1,855,000	2,001,252
Tax revenue: 0.16%
Rhode Island Turnpike & Bridge Authority Series A	5.00	10-1-2040	10,640,000	10,948,741
				15,246,921
South Carolina: 1.19%
Education revenue: 0.15%
South Carolina Jobs-EDA York Preparatory Academy, Inc. Series A144A	7.25	11-1-2045	1,500,000	1,547,557
University of South Carolina Series A	5.00	5-1-2043	8,155,000	8,551,527
				10,099,084
Health revenue: 0.07%
South Carolina Jobs-EDA Prisma Health Obligated Group Series Cø	4.45	5-1-2048	5,000,000	5,000,000
Housing revenue: 0.09%
Tender Option Bond Trust Receipts/Certificates Series 2023- XF3079 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	4.24	7-1-2028	6,236,000	6,236,000
Resource recovery revenue: 0.01%
South Carolina Jobs-EDA RePower South Berkeley LLC†	8.00	12-6-2029	370,000	296,000
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Municipal Bond Fund | 53

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue(continued)
South Carolina Jobs-EDA RePower South Berkeley LLC AMT144A♦‡†	6.00%	2-1-2035	$1,880,000	$94,000
South Carolina Jobs-EDA RePower South Berkeley LLC Series A AMT144A♦‡†	6.25	2-1-2045	2,750,000	137,500
				527,500
Utilities revenue: 0.87%
Patriots Energy Group Financing Agency Series A (Royal Bank of Canada LIQ)øø	4.00	10-1-2048	9,040,000	9,044,603
Patriots Energy Group Financing Agency Series A1øø	5.25	10-1-2054	2,000,000	2,155,114
Patriots Energy Group Financing Agency Series B-1øø	5.25	2-1-2054	10,000,000	10,889,808
South Carolina Public Service Authority Series A	4.00	12-1-2040	1,500,000	1,508,259
South Carolina Public Service Authority Series E	5.75	12-1-2047	31,250,000	34,967,147
				58,564,931
				80,427,515
South Dakota: 0.46%
GO revenue: 0.10%
County of Lincoln	5.00	12-1-2048	6,000,000	6,499,462
Health revenue: 0.15%
South Dakota HEFA Avera Health Obligated Group	5.00	7-1-2046	10,000,000	10,230,972
Housing revenue: 0.09%
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2024	1,100,000	1,104,916
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2025	1,000,000	1,024,472
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2026	1,540,000	1,610,774
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2032	1,010,000	1,082,186
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2033	1,250,000	1,337,603
				6,159,951
Resource recovery revenue: 0.12%
South Dakota EDFA Riverview LLP AMT (AgCountry Farm Credit Services LOC)ø	4.15	11-1-2051	8,000,000	8,000,000
				30,890,385
Tennessee: 1.93%
Airport revenue: 0.33%
Metropolitan Nashville Airport Authority Series B AMT	5.25	7-1-2047	15,750,000	16,886,763
Metropolitan Nashville Airport Authority Series B AMT	5.50	7-1-2052	5,000,000	5,450,855
				22,337,618
The accompanying notes are an integral part of these consolidated financial statements.
54 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.10%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Vanderbilt University Medical Center Obligated Group Series A	5.00%	7-1-2046	$4,000,000	$4,037,650
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Vanderbilt University Medical Center Obligated Group Series A	5.00	7-1-2048	2,750,000	2,821,022
				6,858,672
Housing revenue: 0.02%
Knoxville’s Community Development Corp. Bell Street 3 LP (Department of Housing and Urban Development Insured)	4.25	10-1-2024	1,500,000	1,507,005
Miscellaneous revenue: 0.14%
Metropolitan Government Nashville & Davidson County Sports Authority Series A (AGM Insured)	5.25	7-1-2048	4,000,000	4,476,750
Metropolitan Government Nashville & Davidson County Sports Authority Series B	5.00	7-1-2041	2,015,000	2,266,720
Metropolitan Government Nashville & Davidson County Sports Authority Series B	5.00	7-1-2043	2,515,000	2,799,560
				9,543,030
Utilities revenue: 1.34%
Tender Option Bond Trust Receipts/Certificates Series 2022- XM1024 (Morgan Stanley Bank LIQ)144Aø	4.01	5-1-2052	7,500,000	7,500,000
Tennergy Corp. Series Aøø	4.00	12-1-2051	29,050,000	29,127,799
Tennergy Corp. Series Aøø	5.50	10-1-2053	10,000,000	10,673,974
Tennessee Energy Acquisition Corp.øø	4.00	11-1-2049	25,000,000	25,096,577
Tennessee Energy Acquisition Corp. Gas Project Series A-1øø	5.00	5-1-2053	13,000,000	13,571,357
Tennessee Energy Acquisition Corp. Series Aøø	5.00	5-1-2052	2,640,000	2,823,939
Tennessee Energy Acquisition Corp. Series A	5.25	9-1-2026	1,100,000	1,135,273
				89,928,919
				130,175,244
Texas: 8.04%
Airport revenue: 0.46%
City of Austin Airport System Revenue AMT	5.00	11-15-2039	8,000,000	8,020,529
City of Austin Airport System Revenue AMT	5.00	11-15-2040	3,000,000	3,262,152
City of Austin Airport System Revenue AMT	5.00	11-15-2044	3,500,000	3,508,861
City of Houston Airport System Revenue Series A AMT	5.00	7-1-2041	4,750,000	4,942,158
Dallas Fort Worth International Airport Series B	5.00	11-1-2050	8,000,000	8,734,976
Port Authority of Houston of Harris County	4.00	10-1-2039	2,500,000	2,558,732
				31,027,408
Education revenue: 0.88%
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144Aøø	4.50	6-15-2056	1,000,000	995,786
Arlington Higher Education Finance Corp. School of Excellence in Education Series A144A	6.00	2-15-2042	500,000	461,578
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Municipal Bond Fund | 55

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	4.00%	8-15-2047	$3,000,000	$2,643,775
Clifton Higher Education Finance Corp. IDEA Public Schools Series T	4.00	8-15-2047	2,500,000	2,502,437
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series A	5.75	8-15-2038	2,000,000	2,008,108
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series D	6.00	8-15-2038	6,000,000	6,113,099
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series D	6.13	8-15-2048	6,750,000	6,830,013
Clifton Higher Education Finance Corp. Valor Texas Education Foundation Series A144A	5.50	6-15-2033	3,020,000	3,082,752
Clifton Higher Education Finance Corp. Valor Texas Education Foundation Series A144A	6.00	6-15-2048	3,000,000	2,988,447
Hale Center Education Facilities Corp. Wayland Baptist University	5.00	3-1-2031	2,140,000	2,298,521
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2030	1,460,000	1,574,053
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2032	650,000	699,212
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2039	750,000	790,567
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2040	1,000,000	1,051,148
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2041	900,000	943,952
Tender Option Bond Trust Receipts/Certificates Series 2021- MS0002 (Morgan Stanley Municipal Funding LOC, Morgan Stanley Municipal Funding LIQ)144Aø	4.27	6-15-2056	21,000,000	21,000,000
University of Houston Series A	5.00	2-15-2047	3,000,000	3,287,071
				59,270,519
GO revenue: 1.86%
City of El Paso	4.00	8-15-2031	6,500,000	6,676,712
City of Georgetown	4.00	8-15-2043	2,140,000	2,150,947
City of Houston Series A	4.00	3-1-2034	1,000,000	1,033,702
City of Palestine (AGM Insured)	4.00	2-15-2051	4,000,000	3,803,352
City of Port Isabel144A	5.10	2-15-2049	930,000	947,675
City of Sugar Land	5.00	2-15-2030	1,250,000	1,343,241
City of Temple	5.00	8-1-2032	1,070,000	1,101,986
County of Dallas	5.00	8-15-2042	4,275,000	4,819,643
County of Travis Series A	5.00	3-1-2036	12,470,000	13,802,559
County of Travis Series A	5.00	3-1-2039	6,250,000	6,785,526
Denton Independent School District	5.00	8-15-2053	8,000,000	8,852,309
Fort Worth Independent School District	5.00	2-15-2047	5,935,000	6,294,879
Harris County Flood Control District Series A	4.00	9-15-2042	3,545,000	3,649,779
Houston Independent School District Series Cøø	4.00	6-1-2039	2,000,000	2,025,838
Nacogdoches Independent School District	5.00	2-15-2049	8,560,000	8,970,733
Pasadena Independent School District	5.00	2-15-2047	6,250,000	6,940,856
Royse City Independent School District	5.00	8-15-2034	3,025,000	3,113,599
Salado Independent School District	5.00	2-15-2049	1,605,000	1,682,012
San Antonio Independent School District Series B	5.00	8-15-2048	13,000,000	13,236,554
Socorro Independent School District	4.00	8-15-2040	5,000,000	5,040,100
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0506 (Toronto-Dominion Bank LIQ)144Aø	3.12	8-1-2053	4,260,000	4,260,000
The accompanying notes are an integral part of these consolidated financial statements.
56 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Viridian Municipal Management District (BAM Insured)	4.00%	12-1-2033	$555,000	$557,058
Viridian Municipal Management District (BAM Insured)	4.00	12-1-2034	1,465,000	1,469,877
Viridian Municipal Management District (BAM Insured)	4.00	12-1-2035	1,520,000	1,524,359
Viridian Municipal Management District (BAM Insured)	4.00	12-1-2036	1,585,000	1,589,345
Waller Consolidated Independent School District (BAM Insured)	5.00	2-15-2041	5,005,000	5,637,618
Waller Consolidated Independent School District (BAM Insured)	5.00	2-15-2043	6,885,000	7,696,114
				125,006,373
Health revenue: 0.40%
Harris County Cultural Education Facilities Finance Corp. Series A	4.00	10-1-2037	3,000,000	3,058,560
Harris County Cultural Education Facilities Finance Corp. Series A	4.00	10-1-2038	3,000,000	3,045,576
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group	5.00	10-1-2027	3,000,000	3,106,072
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series A	4.00	10-1-2037	3,000,000	3,021,355
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series A	4.00	10-1-2038	2,300,000	2,313,616
Harris County Health Facilities Development Corp. CHRISTUS Health Obligated Group Series A-3 (AGM Insured)€	5.30	7-1-2031	2,375,000	2,375,000
New Hope Cultural Education Facilities Finance Corp. Children’s Health System of Texas Obligated Group Series A	4.00	8-15-2033	2,050,000	2,106,444
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series D	5.50	11-15-2047	7,025,000	7,807,373
				26,833,996
Housing revenue: 0.27%
Texas Department of Housing & Community Affairs Series A (GNMA Insured)	5.13	9-1-2048	3,000,000	3,194,301
Texas Department of Housing & Community Affairs Series A (GNMA Insured)	5.25	9-1-2053	3,000,000	3,175,578
Texas PFA Facilities Commission	4.00	2-1-2036	2,175,000	2,272,824
Texas PFA Facilities Commission Series A	4.00	2-1-2034	5,000,000	5,274,840
Texas PFA Facilities Commission Series A	4.00	2-1-2035	2,000,000	2,102,497
Travis County Housing Finance Corp. Austin Gateway Apartments LPøø	4.13	6-1-2045	2,000,000	2,018,992
				18,039,032
Industrial development revenue: 0.11%
City of Houston Airport System Revenue United Airlines, Inc. Series B-2 AMT	5.00	7-15-2027	2,500,000	2,512,843
Harris County Industrial Development Corp. Energy Transferøø	4.05	11-1-2050	5,000,000	5,108,830
				7,621,673
Miscellaneous revenue: 0.75%
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue (AGM Insured)	5.00	10-1-2048	20,000,000	21,777,812
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue Series A (BAM Insured)	5.25	10-1-2048	10,000,000	11,073,442
Greater Texoma Utility Authority Series R%%	5.00	10-1-2049	10,000,000	10,933,042
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Municipal Bond Fund | 57

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
Lower Colorado River Authority LCRA Transmission Services Corp. Series A (AGM Insured)	4.00%	5-15-2043	$5,000,000	$4,969,668
Lower Colorado River Authority Transmission Services Corp.	5.00	5-15-2045	2,000,000	2,037,006
				50,790,970
Tax revenue: 0.45%
City of Dallas144Aøø	6.00	8-15-2053	15,000,000	15,241,154
City of Dallas144Aøø	6.25	8-15-2053	7,000,000	7,107,529
Dallas Area Rapid Transit Series A	5.00	12-1-2048	5,000,000	5,210,887
Old Spanish Trail-Alemda Corridors RDA City of Houston Reinvestment Zone No. 7 (BAM Insured)	4.00	9-1-2036	1,125,000	1,152,419
Old Spanish Trail-Alemda Corridors RDA City of Houston Reinvestment Zone No. 7 (BAM Insured)	4.00	9-1-2037	1,430,000	1,453,270
				30,165,259
Transportation revenue: 0.52%
Central Texas Regional Mobility Authority Series A	5.00	1-1-2044	3,000,000	3,205,997
Central Texas Regional Mobility Authority Series A	5.00	1-1-2049	2,450,000	2,591,896
Central Texas Regional Mobility Authority Series B	4.00	1-1-2041	800,000	811,348
Central Texas Regional Mobility Authority Series B	5.00	1-1-2046	1,600,000	1,716,661
Central Texas Turnpike System Series C	5.00	8-15-2033	6,280,000	6,297,125
Grand Parkway Transportation Corp. Series B CAB	4.95	10-1-2029	1,015,000	1,120,302
Grand Parkway Transportation Corp. Series B CAB	5.05	10-1-2030	2,000,000	2,223,227
Grand Parkway Transportation Corp. Series C	4.00	10-1-2039	2,500,000	2,552,010
North Texas Tollway Authority Series A	5.00	1-1-2033	3,600,000	3,658,324
North Texas Tollway Authority Series A	5.00	1-1-2035	4,000,000	4,060,173
North Texas Tollway Authority Series A	5.25	1-1-2038	3,500,000	4,032,214
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	4.00	12-31-2037	3,000,000	3,025,670
				35,294,947
Utilities revenue: 0.39%
City of Houston Combined Utility System Revenue Series Aø	3.87	5-15-2034	2,500,000	2,500,000
City of San Antonio Electric & Gas Systems Revenue (SIFMA Municipal Swap+0.87%)±	4.74	2-1-2048	8,000,000	7,985,958
Lower Colorado River Authority (AGM Insured)	4.00	5-15-2040	10,000,000	10,129,887
Texas Municipal Gas Acquisition & Supply Corp. III	5.00	12-15-2032	5,000,000	5,365,415
				25,981,260
Water & sewer revenue: 1.95%
City of Austin Water & Wastewater System Revenue	5.00	11-15-2045	15,065,000	15,591,050
City of Brownsville Utilities System Revenue (BAM Insured)	5.00	9-1-2046	1,000,000	1,074,118
City of Brownsville Utilities System Revenue (BAM Insured)	5.00	9-1-2051	1,000,000	1,060,006
City of Dallas Waterworks & Sewer System Revenue Series A	5.00	10-1-2030	3,810,000	3,925,843
City of Dallas Waterworks & Sewer System Revenue Series A	5.00	10-1-2047	12,000,000	13,485,635
San Antonio Water System Series A	5.00	5-15-2043	7,000,000	7,464,892
Tarrant Regional Water District	5.00	9-1-2034	3,500,000	3,546,359
Texas Water Development Board State Revolving Fund	4.00	8-1-2038	2,500,000	2,606,515
The accompanying notes are an integral part of these consolidated financial statements.
58 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
Texas Water Development Board State Water Implementation Revenue Fund for Texas Series A	4.00%	10-15-2036	$5,000,000	$5,140,837
Texas Water Development Board State Water Implementation Revenue Fund for Texas Series A	4.00	10-15-2037	15,650,000	16,106,808
Texas Water Development Board State Water Implementation Revenue Fund for Texas Series A	4.00	10-15-2038	6,500,000	6,741,818
Texas Water Development Board State Water Implementation Revenue Fund for Texas Series A	4.00	10-15-2044	9,905,000	10,021,390
Texas Water Development Board State Water Implementation Revenue Fund for Texas Series B	5.00	4-15-2049	42,000,000	44,621,959
				131,387,230
				541,418,667
Utah: 0.79%
Airport revenue: 0.63%
City of Salt Lake City Airport Revenue Series A	5.25	7-1-2048	10,500,000	11,317,414
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2034	5,910,000	6,605,342
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2035	5,000,000	5,567,076
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2036	2,500,000	2,645,911
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2043	2,500,000	2,591,560
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2048	5,500,000	5,661,440
City of Salt Lake City Airport Revenue Series A AMT	5.25	7-1-2048	3,000,000	3,118,432
City of Salt Lake City Airport Revenue Series B	5.00	7-1-2043	1,500,000	1,583,278
City of Salt Lake City Airport Revenue Series B	5.00	7-1-2048	3,500,000	3,660,960
				42,751,413
Health revenue: 0.12%
County of Utah Intermountain Healthcare Obligated Group Series A	4.00	5-15-2041	8,220,000	8,237,916
Miscellaneous revenue: 0.02%
Mida Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2050	1,500,000	1,162,351
Tax revenue: 0.02%
Utah Telecommunication Open Infrastructure Agency	5.50	6-1-2040	1,000,000	1,158,693
				53,310,373
Virginia: 0.38%
Health revenue: 0.15%
Roanoke County EDA Series A	5.00	9-1-2034	1,495,000	1,376,622
Virginia Beach Development Authority Series B-3	5.38	9-1-2029	4,000,000	4,102,743
Virginia Commonwealth University Health System Authority Obligated Group Series B	5.00	7-1-2046	4,270,000	4,413,417
				9,892,782
Housing revenue: 0.04%
Virginia Commonwealth Transportation Board	4.00	5-15-2046	3,000,000	3,056,450
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Municipal Bond Fund | 59

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.01%
Marquis CDA of York County Virginia CAB144A	7.50%	9-1-2045	$397,000	$138,950
Marquis CDA of York County Virginia Series B	5.63	9-1-2041	1,310,000	458,500
Marquis CDA of York County Virginia Series C CAB¤	0.00	9-1-2041	1,824,000	4,560
				602,010
Transportation revenue: 0.18%
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	4.00	1-1-2040	1,800,000	1,746,555
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	4.00	1-1-2048	6,000,000	5,591,578
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo. LLC AMT	4.00	7-1-2029	1,450,000	1,472,801
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo. LLC AMT	4.00	1-1-2040	3,250,000	3,179,341
				11,990,275
				25,541,517
Washington: 2.90%
Airport revenue: 0.48%
Port of Seattle AMT	5.00	4-1-2044	16,000,000	16,750,866
Port of Seattle Series B AMT	5.00	8-1-2047	2,900,000	3,083,916
Port of Seattle Series B AMT	5.50	8-1-2047	3,850,000	4,232,102
Port of Seattle Series C AMT	5.00	8-1-2046	7,865,000	8,328,878
				32,395,762
Education revenue: 0.07%
University of Washington Series B	5.00	6-1-2037	2,040,000	2,077,308
Washington Higher Education Facilities Authority Seattle University	4.00	5-1-2045	1,000,000	968,159
Washington Higher Education Facilities Authority Seattle University	5.00	5-1-2030	760,000	846,635
Washington Higher Education Facilities Authority Seattle University	5.00	5-1-2032	335,000	372,246
Washington Higher Education Facilities Authority Seattle University	5.00	5-1-2033	300,000	333,096
				4,597,444
GO revenue: 1.40%
City of Seattle	4.00	12-1-2040	2,500,000	2,514,547
Clark County School District No. 114 Evergreen	4.00	12-1-2034	2,500,000	2,606,563
County of Grant	5.25	12-1-2047	3,500,000	3,905,877
Grant County Public Hospital District No. 2	5.00	12-1-2038	4,000,000	4,208,178
King County Public Hospital District No. 1	5.00	12-1-2029	8,940,000	9,414,398
King County Public Hospital District No. 1	5.00	12-1-2035	9,430,000	9,802,270
King County School District No. 210 Federal Way	4.00	12-1-2033	10,000,000	10,400,340
King County School District No. 414 Lake Washington	5.00	12-1-2034	1,000,000	1,103,575
Snohomish County School District No. 103 Monroe	5.00	12-1-2031	1,500,000	1,539,514
State of Washington COP Series B	5.00	8-1-2037	6,400,000	6,695,237
State of Washington Series 2016-B	5.00	8-1-2032	8,545,000	8,801,752
State of Washington Series 2017-A	5.00	8-1-2033	1,500,000	1,583,306
State of Washington Series 2017-A	5.00	8-1-2040	3,500,000	3,639,417
State of Washington Series 2017-A	5.00	8-1-2041	2,500,000	2,595,822
The accompanying notes are an integral part of these consolidated financial statements.
60 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
State of Washington Series C	5.00%	2-1-2044	$16,000,000	$17,921,682
State of Washington Series F	5.00	6-1-2038	6,500,000	7,391,613
				94,124,091
Health revenue: 0.50%
Jefferson County Public Hospital District No. 2 Series A	5.75	12-1-2033	4,000,000	4,115,766
Jefferson County Public Hospital District No. 2 Series A	6.63	12-1-2043	3,510,000	3,664,038
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series A2	5.00	8-1-2038	3,000,000	3,187,309
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series B1øø	5.00	8-1-2049	3,000,000	3,003,204
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	4.00	9-1-2045	3,000,000	2,926,163
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group144A	4.00	12-1-2045	2,450,000	2,385,267
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	5.00	9-1-2040	1,000,000	1,070,906
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series A	5.00	10-1-2042	6,285,000	6,286,533
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series D	5.00	10-1-2041	6,000,000	5,948,803
Washington Health Care Facilities Authority Seattle Children’s Hospital Obligated Group Series A	5.00	10-1-2047	1,055,000	1,075,079
				33,663,068
Housing revenue: 0.14%
FYI Properties State of Washington Consolidated Technology Services	5.00	6-1-2037	7,395,000	7,921,718
FYI Properties State of Washington Consolidated Technology Services	5.00	6-1-2038	1,750,000	1,869,870
				9,791,588
Miscellaneous revenue: 0.13%
State of Washington Series A COP	5.00	7-1-2038	3,265,000	3,449,674
State of Washington Series B COP	5.00	7-1-2039	1,745,000	1,905,365
State of Washington Series B COP	5.00	7-1-2040	1,480,000	1,607,175
State of Washington Series B COP	5.00	7-1-2041	1,555,000	1,684,575
				8,646,789
Utilities revenue: 0.04%
Energy Northwest Bonneville Power Administration Series A	5.00	7-1-2034	2,500,000	2,885,405
Water & sewer revenue: 0.14%
County of King Sewer Revenue	5.00	7-1-2042	4,660,000	4,909,401
Eclipse Funding Trust Series 2017-0028 (U.S. Bank N.A. LIQ)144Aøø	2.26	7-1-2042	4,365,000	4,365,000
				9,274,401
				195,378,548
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Municipal Bond Fund | 61

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
West Virginia: 0.19%
GO revenue: 0.04%
Ohio County Board of Education	3.00%	6-1-2026	$2,680,000	$2,697,989
Health revenue: 0.08%
West Virginia Hospital Finance Authority United Health System Obligated Group Series A	5.00	6-1-2043	4,750,000	5,172,456
Tax revenue: 0.07%
Monongalia County Commission Excise Tax District Series A144A	4.13	6-1-2043	1,515,000	1,392,134
Monongalia County Commission Excise Tax District Series A144A	5.50	6-1-2037	2,500,000	2,572,261
Monongalia County Commission Excise Tax District Series A144A	5.75	6-1-2043	675,000	695,347
				4,659,742
				12,530,187
Wisconsin: 2.93%
Education revenue: 0.70%
PFA Carolina International School Series A144A	6.75	8-1-2033	2,430,000	2,431,478
PFA Carolina International School Series A144A	7.00	8-1-2043	1,575,000	1,575,798
PFA Carolina International School Series A144A	7.20	8-1-2048	940,000	940,488
PFA Nevada Charter Academies Series A144A	5.00	7-15-2039	1,375,000	1,334,508
PFA Northwest Nazarene University, Inc.	4.25	10-1-2049	5,410,000	4,813,618
PFA University of Kansas	5.00	3-1-2046	15,000,000	15,211,433
Wisconsin HEFA Marquette University	5.00	10-1-2031	6,690,000	7,709,789
Wisconsin HEFA Marquette University	5.00	10-1-2032	7,040,000	8,229,201
Wisconsin HEFA Medical College of Wisconsin, Inc.	4.00	12-1-2046	5,000,000	4,905,095
				47,151,408
GO revenue: 0.28%
City of Milwaukee Series B4 (AGM Insured)	5.00	4-1-2038	3,000,000	3,349,996
City of Milwaukee Series N3 (AGM Insured)	5.00	4-1-2032	4,160,000	4,779,006
State of Wisconsin Series Aø	4.75	5-1-2029	5,500,000	5,500,000
Verona Area School District	4.00	4-1-2027	3,385,000	3,488,581
Verona Area School District	4.00	4-1-2028	1,380,000	1,424,729
				18,542,312
Health revenue: 0.62%
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series Cø	4.07	4-1-2048	10,000,000	10,000,000
Wisconsin HEFA Ascension Health Credit Group Series A	4.50	11-15-2039	4,925,000	5,009,402
Wisconsin HEFA Ascension Health Credit Group Series A	5.00	11-15-2035	12,000,000	12,473,736
Wisconsin HEFA Ascension Health Credit Group Series B2	4.00	11-15-2043	5,000,000	4,889,712
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2041	1,315,000	1,411,413
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2042	2,000,000	2,145,653
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2043	3,540,000	3,793,206
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.50	12-1-2052	2,000,000	2,200,286
				41,923,408
The accompanying notes are an integral part of these consolidated financial statements.
62 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.63%
PFA Wilmington LLC (AGM Insured)	4.00%	7-1-2024	$800,000	$801,423
PFA Wilmington LLC (AGM Insured)	4.00	7-1-2025	920,000	926,775
PFA Wilmington LLC (AGM Insured)	5.00	7-1-2026	1,360,000	1,414,419
PFA Wilmington LLC (AGM Insured)	5.00	7-1-2027	1,675,000	1,774,573
PFA Wilmington LLC (AGM Insured)	5.00	7-1-2028	2,025,000	2,183,154
PFA Wilmington LLC (AGM Insured)	5.00	7-1-2029	2,190,000	2,367,492
PFA Wilmington LLC (AGM Insured)	5.00	7-1-2030	2,300,000	2,487,092
PFA Wilmington LLC (AGM Insured)	5.00	7-1-2031	1,415,000	1,530,207
PFA Wilmington LLC (AGM Insured)	5.00	7-1-2048	16,775,000	17,376,679
PFA Wilmington LLC (AGM Insured)	5.00	7-1-2053	5,000,000	5,159,166
State of Wisconsin Environmental Improvement Fund Revenue Series A	5.00	6-1-2033	3,420,000	3,527,341
Wisconsin Housing & EDA Multifamily Housing Revenue Series A (FHLB SPA)ø	3.82	4-1-2046	2,760,000	2,760,000
				42,308,321
Industrial development revenue: 0.10%
PFA Customer Facility Charge-SA LLC Series A	5.00	2-1-2042	2,500,000	2,614,056
PFA Customer Facility Charge-SA LLC Series B144A	5.50	2-1-2042	4,000,000	4,084,946
				6,699,002
Miscellaneous revenue: 0.17%
Appleton RDA Fox Cities Performing Arts Center, Inc. Series B (Associated Bank N.A. LOC)ø	4.35	6-1-2036	4,000,000	4,000,000
Wisconsin Center District Series C CAB (AGM Insured)¤	0.00	12-15-2037	1,600,000	940,813
Wisconsin Center District Series C CAB (AGM Insured)¤	0.00	12-15-2038	1,600,000	892,815
Wisconsin Center District Series D CAB (AGM Insured)¤	0.00	12-15-2045	14,715,000	5,698,665
				11,532,293
Tax revenue: 0.43%
Village of Mount Pleasant Series A	5.00	4-1-2043	20,205,000	21,384,946
Village of Mount Pleasant Series A	5.00	4-1-2048	6,910,000	7,169,020
Village of Mount Pleasant Series A (BAM Insured)	5.00	4-1-2048	650,000	676,940
				29,230,906
				197,387,650
Wyoming: 0.16%
Industrial development revenue: 0.16%
County of Sweetwater PacifiCorpø	4.80	11-1-2024	11,060,000	11,060,000
Total municipal obligations (Cost $6,681,549,471)				6,636,932,630
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Municipal Bond Fund | 63

Portfolio of investments—December 31, 2023 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.65%
Investment companies: 0.65%
Allspring Municipal Cash Management Money Market Fund Institutional Class♠∞##		4.12%	44,061,195	$44,070,007
Total short-term investments (Cost $44,070,007)				44,070,007
Total investments in securities (Cost $6,725,619,478)	99.17%			6,681,002,637
Other assets and liabilities, net	0.83			55,585,973
Total net assets	100.00%			$6,736,588,610

ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
COP	Certificate of participation
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
The accompanying notes are an integral part of these consolidated financial statements.
64 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$34,488,555	$737,628,505	$(728,047,053)	$14	$(14)	$44,070,007	44,061,195	$736,690
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Municipal Bond Fund | 65

Statement of assets and liabilities—December 31, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $6,681,549,471)	$6,636,932,630
Investments in affiliated securities, at value (cost $44,070,007)	44,070,007
Cash	1,883,560
Cash at broker segregated for futures contracts	1,685,000
Receivable for interest	75,122,814
Receivable for Fund shares sold	24,971,357
Receivable for investments sold	605,000
Prepaid expenses and other assets	773,464
Total assets	6,786,043,832
Liabilities
Payable for when-issued transactions	16,327,400
Payable for Fund shares redeemed	13,429,405
Payable for investments purchased	12,000,000
Dividends payable	4,719,926
Management fee payable	1,803,057
Administration fees payable	488,763
Distribution fee payable	13,978
Trustees’ fees and expenses payable	600
Accrued expenses and other liabilities	672,093
Total liabilities	49,455,222
Total net assets	$6,736,588,610
Net assets consist of
Paid-in capital	$6,889,175,860
Total distributable loss	(152,587,250)
Total net assets	$6,736,588,610
The accompanying notes are an integral part of these financial statements.
66 | Allspring Municipal Bond Fund

Statement of assets and liabilities—December 31, 2023 (unaudited)

Computation of net asset value and offering price per share
Net assets–Class A	$790,611,436
Shares outstanding–Class A1	80,397,145
Net asset value per share–Class A	$9.83
Maximum offering price per share – Class A2	$10.29
Net assets–Class C	$21,091,063
Shares outstanding–Class C1	2,145,380
Net asset value per share–Class C	$9.83
Net assets–Class R6	$1,193,704,784
Shares outstanding–Class R6[1]	121,378,691
Net asset value per share–Class R6	$9.83
Net assets–Administrator Class	$1,269,318,110
Shares outstanding–Administrator Class[1]	129,039,830
Net asset value per share–Administrator Class	$9.84
Net assets–Institutional Class	$3,461,863,217
Shares outstanding–Institutional Class[1]	352,076,190
Net asset value per share–Institutional Class	$9.83
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 67

Statement of operations—six months ended December 31, 2023 (unaudited)
Statement of operations
Investment income
Interest	$115,357,351
Income from affiliated securities	736,690
Total investment income	116,094,041
Expenses
Management fee	10,457,547
Administration fees
Class A	588,996
Class C	17,173
Class R6	136,904
Administrator Class	626,465
Institutional Class	1,298,749
Shareholder servicing fees
Class A	980,837
Class C	28,567
Administrator Class	1,566,162
Distribution fee
Class C	85,701
Custody and accounting fees	105,106
Professional fees	60,137
Registration fees	105,106
Shareholder report expenses	74,233
Trustees’ fees and expenses	15,526
Other fees and expenses	69,698
Total expenses	16,216,907
Less: Fee waivers and/or expense reimbursements
Class A	(4,995)
Class C	(92)
Class R6	(124)
Administrator Class	(626,357)
Net expenses	15,585,339
Net investment income	100,508,702
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(26,841,412)
Affiliated securities	14
Futures contracts	(2,279,366)
Net realized losses on investments	(29,120,764)
Net change in unrealized gains (losses) on
Unaffiliated securities	119,280,005
Affiliated securities	(14)
Net change in unrealized gains (losses) on investments	119,279,991
Net realized and unrealized gains (losses) on investments	90,159,227
Net increase in net assets resulting from operations	$190,667,929
The accompanying notes are an integral part of these financial statements.
68 | Allspring Municipal Bond Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended December 31, 2023 (unaudited)		Year ended June 30, 2023
Operations
Net investment income		$100,508,702		$172,155,153
Net realized losses on investments		(29,120,764)		(10,438,524)
Net change in unrealized gains (losses) on investments		119,279,991		9,477,654
Net increase in net assets resulting from operations		190,667,929		171,194,283
Distributions to shareholders from
Net investment income and net realized gains
Class A		(11,738,208)		(23,155,494)
Class C		(256,004)		(565,678)
Class R6		(15,399,365)		(21,866,954)
Administrator Class		(19,667,808)		(32,304,792)
Institutional Class		(53,670,809)		(94,100,017)
Total distributions to shareholders		(100,732,194)		(171,992,935)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	3,070,747	29,308,083	7,029,818	67,837,081
Class C	99,072	947,792	489,210	4,712,486
Class R6	96,069,245	901,139,492	99,211,328	946,842,572
Administrator Class	130,664,767	1,209,599,984	186,561,897	1,796,246,089
Institutional Class	133,336,762	1,262,444,321	241,003,059	2,322,722,803
		3,403,439,672		5,138,361,031
Reinvestment of distributions
Class A	1,090,931	10,402,983	2,111,396	20,339,740
Class C	25,233	240,435	55,461	534,001
Class R6	178,818	1,736,620	56,171	541,314
Administrator Class	2,064,375	19,667,808	3,312,161	31,955,076
Institutional Class	4,710,152	44,939,396	8,288,208	79,883,147
		76,987,242		133,253,278
Payment for shares redeemed
Class A	(8,085,132)	(76,945,583)	(17,898,762)	(172,433,833)
Class C	(584,638)	(5,566,759)	(1,503,738)	(14,497,210)
Class R6	(58,211,261)	(544,469,172)	(79,070,706)	(753,142,645)
Administrator Class	(133,775,794)	(1,238,354,012)	(166,439,668)	(1,599,217,170)
Institutional Class	(139,515,333)	(1,320,026,347)	(177,840,192)	(1,699,846,680)
		(3,185,361,873)		(4,239,137,538)
Net increase in net assets resulting from capital share transactions		295,065,041		1,032,476,771
Total increase in net assets		385,000,776		1,031,678,119
Net assets
Beginning of period		6,351,587,834		5,319,909,715
End of period		$6,736,588,610		$6,351,587,834
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 69

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2023 (unaudited)	Year ended June 30
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.71	$9.70	$10.83	$10.55	$10.55	$10.21
Net investment income	0.14 [1]	0.26	0.23	0.24	0.25	0.30 [1]
Net realized and unrealized gains (losses) on investments	0.12	0.01	(1.13)	0.28	0.01	0.34
Total from investment operations	0.26	0.27	(0.90)	0.52	0.26	0.64
Distributions to shareholders from
Net investment income	(0.14)	(0.26)	(0.23)	(0.24)	(0.25)	(0.30)
Net realized gains	0.00	0.00	0.00	0.00	(0.01)	0.00
Total distributions to shareholders	(0.14)	(0.26)	(0.23)	(0.24)	(0.26)	(0.30)
Net asset value, end of period	$9.83	$9.71	$9.70	$10.83	$10.55	$10.55
Total return[2]	2.77%	2.85%	(8.47)%	4.95%	2.54%	6.35%
Ratios to average net assets (annualized)
Gross expenses	0.75%	0.77%	0.77%	0.77%	0.77%	0.78%
Net expenses	0.75%	0.75%	0.74%	0.74%	0.74%	0.75%
Net investment income	2.98%	2.72%	2.16%	2.22%	2.40%	2.89%
Supplemental data
Portfolio turnover rate	11%	8%	18%	16%	24%	20%
Net assets, end of period (000s omitted)	$790,611	$819,019	$902,671	$1,110,503	$1,138,934	$1,206,717

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
70 | Allspring Municipal Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2023 (unaudited)	Year ended June 30
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.71	$9.70	$10.83	$10.55	$10.55	$10.21
Net investment income	0.11 [1]	0.19	0.15 [1]	0.16 [1]	0.17	0.22
Net realized and unrealized gains (losses) on investments	0.12	0.01	(1.13)	0.28	0.01	0.34
Total from investment operations	0.23	0.20	(0.98)	0.44	0.18	0.56
Distributions to shareholders from
Net investment income	(0.11)	(0.19)	(0.15)	(0.16)	(0.17)	(0.22)
Net realized gains	0.00	0.00	0.00	0.00	(0.01)	0.00
Total distributions to shareholders	(0.11)	(0.19)	(0.15)	(0.16)	(0.18)	(0.22)
Net asset value, end of period	$9.83	$9.71	$9.70	$10.83	$10.55	$10.55
Total return[2]	2.38%	2.08%	(9.16)%	4.16%	1.77%	5.56%
Ratios to average net assets (annualized)
Gross expenses	1.50%	1.51%	1.51%	1.51%	1.51%	1.53%
Net expenses	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income	2.23%	1.95%	1.40%	1.47%	1.64%	2.15%
Supplemental data
Portfolio turnover rate	11%	8%	18%	16%	24%	20%
Net assets, end of period (000s omitted)	$21,091	$25,302	$34,561	$50,251	$79,863	$98,411

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 71

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2023 (unaudited)	Year ended June 30
Class R6		2023	2022	2021	2020	2019[1]
Net asset value, beginning of period	$9.71	$9.70	$10.83	$10.55	$10.55	$10.21
Net investment income	0.16 [2]	0.30	0.26	0.28	0.29	0.30
Net realized and unrealized gains (losses) on investments	0.12	0.01	(1.13)	0.28	0.01	0.34
Total from investment operations	0.28	0.31	(0.87)	0.56	0.30	0.64
Distributions to shareholders from
Net investment income	(0.16)	(0.30)	(0.26)	(0.28)	(0.29)	(0.30)
Net realized gains	0.00	0.00	0.00	0.00	(0.01)	0.00
Total distributions to shareholders	(0.16)	(0.30)	(0.26)	(0.28)	(0.30)	(0.30)
Net asset value, end of period	$9.83	$9.71	$9.70	$10.83	$10.55	$10.55
Total return[3]	2.96%	3.23%	(8.14)%	5.33%	2.90%	6.43%
Ratios to average net assets (annualized)
Gross expenses	0.38%	0.39%	0.39%	0.39%	0.39%	0.40%
Net expenses	0.38%	0.39%	0.39%	0.39%	0.39%	0.40%
Net investment income	3.37%	3.10%	2.55%	2.58%	2.76%	3.16%
Supplemental data
Portfolio turnover rate	11%	8%	18%	16%	24%	20%
Net assets, end of period (000s omitted)	$1,193,705	$809,611	$612,487	$373,876	$276,204	$72,655

[1]	For the period from July 31, 2018 (commencement of class operations) to June 30, 2019
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
72 | Allspring Municipal Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2023 (unaudited)	Year ended June 30
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.72	$9.70	$10.84	$10.56	$10.55	$10.21
Net investment income	0.15 [1]	0.28	0.24	0.25	0.27	0.31 [1]
Net realized and unrealized gains (losses) on investments	0.12	0.02	(1.14)	0.28	0.02	0.34
Total from investment operations	0.27	0.30	(0.90)	0.53	0.29	0.65
Distributions to shareholders from
Net investment income	(0.15)	(0.28)	(0.24)	(0.25)	(0.27)	(0.31)
Net realized gains	0.00	0.00	0.00	0.00	(0.01)	0.00
Total distributions to shareholders	(0.15)	(0.28)	(0.24)	(0.25)	(0.28)	(0.31)
Net asset value, end of period	$9.84	$9.72	$9.70	$10.84	$10.56	$10.55
Total return[2]	2.84%	3.11%	(8.42)%	5.10%	2.78%	6.51%
Ratios to average net assets (annualized)
Gross expenses	0.70%	0.71%	0.71%	0.71%	0.71%	0.72%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	3.13%	2.89%	2.31%	2.37%	2.54%	3.02%
Supplemental data
Portfolio turnover rate	11%	8%	18%	16%	24%	20%
Net assets, end of period (000s omitted)	$1,269,318	$1,263,910	$1,034,623	$1,000,652	$1,017,781	$832,318

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 73

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2023 (unaudited)	Year ended June 30
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.71	$9.70	$10.83	$10.55	$10.55	$10.21
Net investment income	0.16 [1]	0.29	0.26	0.27	0.29	0.33
Net realized and unrealized gains (losses) on investments	0.12	0.01	(1.13)	0.28	0.01	0.34
Total from investment operations	0.28	0.30	(0.87)	0.55	0.30	0.67
Distributions to shareholders from
Net investment income	(0.16)	(0.29)	(0.26)	(0.27)	(0.29)	(0.33)
Net realized gains	0.00	0.00	0.00	0.00	(0.01)	0.00
Total distributions to shareholders	(0.16)	(0.29)	(0.26)	(0.27)	(0.30)	(0.33)
Net asset value, end of period	$9.83	$9.71	$9.70	$10.83	$10.55	$10.55
Total return[2]	2.93%	3.18%	(8.19)%	5.28%	2.85%	6.67%
Ratios to average net assets (annualized)
Gross expenses	0.43%	0.44%	0.44%	0.44%	0.44%	0.45%
Net expenses	0.43%	0.44%	0.44%	0.44%	0.44%	0.45%
Net investment income	3.30%	3.05%	2.47%	2.53%	2.71%	3.15%
Supplemental data
Portfolio turnover rate	11%	8%	18%	16%	24%	20%
Net assets, end of period (000s omitted)	$3,461,863	$3,433,747	$2,735,568	$3,043,109	$3,006,622	$2,862,588

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
74 | Allspring Municipal Bond Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Municipal Bond Fund  (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has
Allspring Municipal Bond Fund | 75

Notes to financial statements (unaudited)
been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2023, the aggregate cost of all investments for federal income tax purposes was $6,726,602,007 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$98,705,463
Gross unrealized losses	(144,304,833)
Net unrealized losses	$(45,599,370)
As of June 30, 2023, the Fund had capital loss carryforwards which consisted of $57,261,025 in short-term capital losses and $20,141,339 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
76 | Allspring Municipal Bond Fund

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$6,636,701,130	$231,500	$6,636,932,630
Short-term investments
Investment companies	44,070,007	0	0	44,070,007
Total assets	$44,070,007	$6,636,701,130	$231,500	$6,681,002,637
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At December 31, 2023, the Fund had no material transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended December 31, 2023, the management fee was equivalent to an annual rate of 0.34% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring
Allspring Municipal Bond Fund | 77

Notes to financial statements (unaudited)
Funds Management has contractually committed through October 31, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of December 31, 2023, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class A	0.75%
Class C	1.50
Class R6	0.40
Administrator Class	0.60
Institutional Class	0.45
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2023, Allspring Funds Distributor received $4,072 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $235,113,813, $81,690,000 and $600 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2023.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2023 were $826,837,295 and $662,108,840, respectively.
6.
DERIVATIVE TRANSACTIONS
During the six months ended December 31, 2023, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio. The Fund had an average notional amount of $14,921,235 in long futures contracts during the six months ended December 31, 2023.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended December 31, 2023, there were no borrowings by the Fund under the agreement.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without
78 | Allspring Municipal Bond Fund

Notes to financial statements (unaudited)
the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Municipal Bond Fund | 79

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

80 | Allspring Municipal Bond Fund

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 117 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

Allspring Municipal Bond Fund | 81

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

82 | Allspring Municipal Bond Fund

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Municipal Bond Fund | 83

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-01052024-eb1cw9yw 02-24
SAR3317 12-23

Allspring Municipal Sustainability Fund
Semi-Annual Report
December 31, 2023

The views expressed and any forward-looking statements are as of December 31, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Municipal Sustainability Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Municipal Sustainability Fund for the six-month period that ended December 31, 2023. Globally, stocks and bonds experienced high levels of volatility during the period but gained overall. The market was focused on the impact of ongoing aggressive central bank rate hikes on persistently high inflation. As inflation finally gradually declined, anticipation rose over an end to the central bank monetary tightening cycle. For the six-month period, domestic U.S. and global stocks and bonds had positive overall results, with U.S. stocks leading the way. After suffering deep and broad losses through 2022, bonds now benefit from a base of higher yields that can help generate higher income.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 8.04%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 5.61% while the MSCI EM Index (Net) (USD)3 returned 4.71%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 3.37%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 4.85%, the Bloomberg Municipal Bond Index6 returned 3.63%, and the ICE BofA U.S. High Yield Index7 returned 7.67%.
Still focused on high inflation and elevated central bank rates, markets were volatile.
The six-month period began on a positive note in July for stocks as well as bonds. Riskier sectors and regions tended to do well, as investors grew more optimistic regarding economic prospects. With strong second quarter gross domestic product (GDP) growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. The Federal Reserve (Fed), the European Central Bank (ECB), and the Bank of England (BoE) all raised their respective key interest rates by 0.25% in July. In the Fed’s case, speculation grew that it could be very close to the end of its tightening cycle. Meanwhile, China’s economy showed signs of stagnation, renewing concerns of global fallout.
Stocks retreated in August while monthly bond returns were flat overall. Increased global market volatility reflected unease over the Chinese property market being stressed along with weak Chinese economic data. However, speculation grew over a possible end to the Fed’s campaign of interest rate increases or at least a pause in September. U.S. economic data generally remained solid, with resilient job market data and inflation ticking up slightly in August, as the annual Consumer Price Index (CPI)8 rose 3.7%. However, the three-month trend for Core CPI9, stood at an annualized 2.4%.
“ With strong
second-quarter gross
domestic product
growth—initially
estimated at 2.4%—and
U.S. annual inflation easing steadily to 3.2%
in July, hopes for a soft
economic landing grew. ”
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
8
The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
9
The Core CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services excluding energy and food prices. You cannot invest directly in an index.
2 | Allspring Municipal Sustainability Fund

Letter to shareholders (unaudited)
Stocks and bonds both had negative overall returns in September as investors reluctantly recited the new chorus of “higher for longer,” led by the Fed’s determination not to lower interest rates until it knows it has vanquished its pesky opponent—higher-than-targeted inflation. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index1 and the CPI—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily but looming in the coming months.
October was a tough month for financial markets overall. Key global indexes were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict, and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third quarter GDP was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter as the Federal Open Market Committee held rates steady at its December meeting.
The broad year-end rally among stocks and bonds that began in November continued through December as investors became more confident that monetary policy would ease in 2024. Supporting the bubbly market mood were a series of reports confirming lower inflationary trends in the U.S. and Europe. During the period, it appeared more likely that the U.S. economy could achieve a soft landing, cooling enough to lower inflation without the pain of a recession. However, by year-end, an expectations gap developed. Capital markets priced in a total of 1.50 percentage points in federal funds rate cuts in 2024, twice as much as the three cuts of 0.25% hinted at by Fed officials.
1
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It is sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
Allspring Municipal Sustainability Fund | 3

Letter to shareholders (unaudited)
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
4 | Allspring Municipal Sustainability Fund

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

Allspring Municipal Sustainability Fund | 5

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks current income exempt from federal income tax.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Terry J. Goode, Robert J. Miller, Nicholos Venditti

Average annual total returns (%) as of December 31, 2023
		Including sales charge		Excluding sales charge		Expense ratios[1] (%)
	Inception date	1 year	Since inception	1 year	Since inception	Gross	Net[2]
Class A (WMSAX)	2-28-2020	0.59	-0.59	5.31	0.60	1.46	0.75
Class C (WMSCX)	2-28-2020	9.77	1.59	10.77	1.59	2.21	1.50
Class R6 (WMSRX)	2-28-2020	–	–	5.73	0.97	1.09	0.40
Administrator Class (WMSDX)	2-28-2020	–	–	5.58	0.78	1.41	0.60
Institutional Class (WMSIX)	2-28-2020	–	–	5.68	0.92	1.14	0.45
Bloomberg Municipal Bond Index[3]	–	–	–	6.40	0.21 *	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

*	Based on the inception date of the oldest Fund class.
[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through October 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.75% for Class A, 1.50% for Class C, 0.40% for Class R6, 0.60% for Administrator Class and 0.45% for Institutional Class. Brokerage
commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees.
Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Investing in environmental, social, and governance (ESG) carries the risk that, under certain market conditions, the investments may underperform products that invest in a broader array of investments. In addition, some ESG investments may be dependent on government tax incentives and subsidies and on political support for certain environmental technologies and companies. The ESG sector also may have challenges such as a limited number of issuers and liquidity in the market, including a robust secondary market. Investing primarily in responsible investments carries the risk that, under certain market conditions, an investment may underperform funds that do not use a responsible investment strategy. This fund is exposed to municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

6 | Allspring Municipal Sustainability Fund

Performance highlights (unaudited)

Credit quality as of December 31, 2023[1]

5%
AAA/Aaa
36%
AA/Aa
26%
A/A
19%
BBB/Baa
8%
BB/Ba
1%
B/B
5%
Not rated

[1]
The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Portfolio and not to the Portfolio itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Portfolio. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized.
Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA
(highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-
term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest).
Ratings Aa to B may be modified by the addition of a number 1 (highest) to
3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest).
Credit quality distribution is subject to change and may have changed since the date specified.

Effective maturity distribution as of December 31, 2023[1]

9%
0-1 year
14%
1-3 year(s)
9%
3-5 years
19%
5-10 years
19%
10-20 years
30%
20-30 years

[1]	Figures represent the percentage of the Fund’s total investments. These amounts are subject to change and may have changed since the date specified.

Allspring Municipal Sustainability Fund | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2023 to December 31, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 7-1-2023	Ending account value 12-31-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,032.80	$3.81	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.25	$3.79	0.75%
Class C
Actual	$1,000.00	$1,083.80	$7.81	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.57	1.50%
Class R6
Actual	$1,000.00	$1,034.10	$2.03	0.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.00	$2.02	0.40%
Administrator Class
Actual	$1,000.00	$1,034.20	$3.05	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$3.03	0.60%
Institutional Class
Actual	$1,000.00	$1,033.80	$2.29	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.75	$2.28	0.45%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one-half-year period).

8 | Allspring Municipal Sustainability Fund

Portfolio of investments—December 31, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 96.71%
California: 5.82%
Education revenue: 0.39%
California Municipal Finance Authority STREAM Charter School Series A144A	5.00%	6-15-2051	$125,000	$110,719
Health revenue: 0.38%
California Municipal Finance Authority Eisenhower Medical Center Series A	5.00	7-1-2027	100,000	105,504
Housing revenue: 3.69%
California Infrastructure & Economic Development Bank State Teachers’ Retirement System	5.00	8-1-2030	310,000	350,145
California Municipal Finance Authority Special Finance Agency XII Allure Apartments Series A2144A	4.38	8-1-2049	200,000	160,286
California Municipal Finance Authority CHF-Riverside II LLC	5.00	5-15-2029	375,000	405,327
California Statewide CDA Community Improvement Authority Waterscape Apartments Series B144A	4.00	9-1-2046	150,000	124,965
				1,040,723
Miscellaneous revenue: 1.36%
City & County of San Francisco Series A COP	4.00	4-1-2034	370,000	382,246
				1,639,192
Colorado: 5.87%
Education revenue: 2.78%
Colorado ECFA Prospect Ridge Academy Series A	5.00	3-15-2027	535,000	563,513
Colorado School of Mines Series B (AGM Insured)	5.25	12-1-2052	200,000	219,932
				783,445
Health revenue: 1.76%
Colorado Health Facilities Authority AdventHealth Obligated Group Series A	4.00	11-15-2043	500,000	496,321
Tax revenue: 1.33%
Regional Transportation District Denver Transit Partners LLC Series A	4.00	7-15-2040	375,000	374,193
				1,653,959
District of Columbia: 2.97%
Housing revenue: 1.98%
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	4.00	7-15-2035	520,000	558,635
Water & sewer revenue: 0.99%
District of Columbia Water & Sewer Authority Series A	5.00	10-1-2038	250,000	277,614
				836,249
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Sustainability Fund | 9

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Florida: 1.73%
Education revenue: 1.73%
Capital Trust Authority Series A144A	5.13%	6-15-2033	$375,000	$379,194
Florida Development Finance Corp. United Cerebral Palsy of Central Florida, Inc. Series A	5.00	6-1-2050	125,000	107,063
				486,257
Georgia: 0.96%
Education revenue: 0.96%
Private Colleges & Universities Authority Mercer University	5.25	10-1-2051	250,000	270,153
Guam: 0.91%
Water & sewer revenue: 0.91%
Guam Government Waterworks Authority Series A	5.00	1-1-2050	250,000	257,307
Idaho: 1.40%
Health revenue: 1.40%
Idaho Health Facilities Authority Trinity Health Corp. Obligated Group Series A	5.00	12-1-2047	385,000	394,637
Illinois: 16.71%
Education revenue: 2.39%
Illinois Finance Authority Lawndale Educational & Regional Network Charter School Obligated Group	4.00	11-1-2051	750,000	672,619
GO revenue: 1.83%
City of Decatur (BAM Insured)	5.00	3-1-2024	375,000	375,830
Kendall Kane & Will Counties Community Unit School District No. 308 (AGM Insured)¤	0.00	2-1-2027	155,000	140,564
				516,394
Health revenue: 3.78%
Illinois Finance Authority Carle Foundation Obligated Group Series A	4.00	8-15-2048	500,000	476,461
Southwestern Illinois Development Authority Hospital Sisters Services Obligated Group Series A	5.00	2-15-2025	580,000	588,965
				1,065,426
Tax revenue: 1.82%
Chicago Transit Authority Sales Tax Receipts Fund (AGM Insured)	5.00	12-1-2046	500,000	512,655
Transportation revenue: 2.45%
Public Building Commission of Chicago (Ambac Insured)	5.25	3-1-2031	600,000	689,827
Water & sewer revenue: 4.44%
City of Chicago Wastewater Transmission Revenue Series A (AGM Insured)	5.25	1-1-2053	500,000	551,698
City of Chicago Wastewater Transmission Revenue Series C	5.00	1-1-2024	700,000	700,000
				1,251,698
				4,708,619
The accompanying notes are an integral part of these financial statements.
10 | Allspring Municipal Sustainability Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Indiana: 3.94%
Health revenue: 1.93%
Indiana Finance Authority University Health, Inc. Obligated Group Series A	5.00%	10-1-2053	$500,000	$544,442
Housing revenue: 2.01%
Indiana Finance Authority State Revolving Fund Series E	5.00	2-1-2047	500,000	564,361
				1,108,803
Maryland: 2.33%
Water & sewer revenue: 2.33%
Maryland Water Infrastructure Financing Administration Bay Restoration Fund	3.15	3-1-2028	655,000	655,081
Massachusetts: 5.28%
Education revenue: 1.84%
Massachusetts Development Finance Agency Trustees of Boston College Series U	5.00	7-1-2025	500,000	517,330
Health revenue: 3.44%
Massachusetts Development Finance Agency Boston Medical Center Corp. Obligated Group Series D	5.00	7-1-2044	300,000	301,533
Massachusetts Development Finance Agency Boston Medical Center Corp. Obligated Group Series G	5.25	7-1-2052	500,000	543,391
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G144A	5.00	7-15-2025	125,000	125,506
				970,430
				1,487,760
Michigan: 5.36%
GO revenue: 2.00%
City of Detroit Series C	6.00	5-1-2043	500,000	562,285
Housing revenue: 1.87%
Michigan State Building Authority Series I	5.00	10-15-2031	500,000	528,230
Water & sewer revenue: 1.49%
Great Lakes Water Authority Water Supply System Revenue Series D	5.00	7-1-2031	400,000	418,521
				1,509,036
Minnesota: 0.32%
Education revenue: 0.32%
Housing & RDA of The City of St. Paul Minnesota Hmong College Prep Academy Series A	5.00	9-1-2055	100,000	88,851
Nevada: 2.01%
GO revenue: 2.01%
County of Clark	5.00	11-1-2029	500,000	564,870
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Sustainability Fund | 11

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
New Jersey: 4.74%
Education revenue: 2.48%
Passaic County Improvement Authority Paterson Arts & Science Charter School	5.25%	7-1-2043	$670,000	$698,662
Housing revenue: 2.26%
Garden State Preservation Trust Series A (AGM Insured)	5.75	11-1-2028	100,000	107,819
New Jersey EDA Department of the Treasury Series XX	4.00	6-15-2024	270,000	271,207
New Jersey EDA Series QQQ	4.00	6-15-2034	245,000	257,231
				636,257
				1,334,919
New York: 12.16%
Education revenue: 6.87%
Allegany County Capital Resource Corp. Houghton College Series A	5.00	12-1-2026	390,000	401,984
Build NYC Resource Corp. East Harlem Scholars Academy Charter School Obligated Group144A	5.00	6-1-2032	375,000	384,278
Build NYC Resource Corp. Integration Charter Schools Series A144A	5.00	6-1-2041	150,000	145,083
Build NYC Resource Corp. Unity Preparatory Charter School of Brooklyn Series A144A	5.25	6-15-2043	500,000	498,777
New York State Dormitory Authority Series A	5.00	7-1-2038	270,000	292,186
Tompkins County Development Corp. Ithaca College	5.00	7-1-2041	205,000	212,055
				1,934,363
GO revenue: 0.44%
City of Poughkeepsie	5.00	6-1-2024	125,000	125,284
Tax revenue: 2.83%
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series D-2	5.50	5-15-2052	700,000	798,707
Water & sewer revenue: 2.02%
New York State Environmental Facilities Corp. Revolving Fund Series A	5.00	6-15-2032	500,000	568,371
				3,426,725
North Carolina: 0.64%
Housing revenue: 0.64%
North Carolina Capital Facilities Finance Agency Arc of North Carolina Obligated Group Series A (Department of Housing and Urban Development Insured)	5.00	10-1-2024	180,000	180,218
Oregon: 3.49%
GO revenue: 1.91%
City of Bend	5.00	6-1-2050	500,000	538,196
Health revenue: 1.58%
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00	10-1-2031	430,000	446,184
				984,380
The accompanying notes are an integral part of these financial statements.
12 | Allspring Municipal Sustainability Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pennsylvania: 5.19%
Education revenue: 0.89%
Allegheny County Higher Education Building Authority Robert Morris University	5.00%	10-15-2037	$250,000	$249,977
Health revenue: 2.32%
Lancaster County Hospital Authority Penn State Health Obligated Group	5.00	11-1-2051	625,000	653,781
Transportation revenue: 1.98%
Pennsylvania Turnpike Commission Series B1	5.25	6-1-2047	535,000	557,621
				1,461,379
South Carolina: 1.04%
Education revenue: 1.04%
South Carolina Jobs-EDA Wofford College	5.00	4-1-2033	270,000	293,234
Texas: 0.80%
Water & sewer revenue: 0.80%
Texas Water Development Board State Water Implementation Revenue Fund for Texas Series B	5.00	4-15-2024	225,000	226,325
Utah: 4.05%
Housing revenue: 4.05%
University of Utah Series B	5.00	8-1-2042	1,000,000	1,140,623
Washington: 6.72%
Education revenue: 0.55%
Washington Higher Education Facilities Authority Seattle University	5.00	5-1-2027	145,000	153,774
GO revenue: 2.35%
King County Public Hospital District No. 1	5.00	12-1-2026	625,000	663,305
Utilities revenue: 3.82%
Chelan County Public Utility District No. 1 Series A	4.00	7-1-2036	500,000	525,606
City of Seattle Municipal Light & Power Revenue Series A	5.00	3-1-2053	500,000	550,960
				1,076,566
				1,893,645
Wisconsin: 2.27%
Education revenue: 1.70%
PFA Quality Education Academy Series A144A	6.25	7-15-2053	475,000	479,397
Health revenue: 0.57%
PFA Washoe Barton Medical Clinic Series A	4.00	12-1-2051	200,000	161,444
				640,841
Total municipal obligations (Cost $27,919,748)				27,243,063
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Sustainability Fund | 13

Portfolio of investments—December 31, 2023 (unaudited)

		Yield	Shares	Value
Short-term investments: 2.07%
Investment companies: 2.07%
Allspring Municipal Cash Management Money Market Fund Institutional Class♠∞		4.12%	584,035	$584,152
Total short-term investments (Cost $584,151)				584,152
Total investments in securities (Cost $28,503,899)	98.78%			27,827,215
Other assets and liabilities, net	1.22			344,083
Total net assets	100.00%			$28,171,298

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
BAM	Build America Mutual Assurance Company
CDA	Community Development Authority
COP	Certificate of participation
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
GO	General obligation
PFA	Public Finance Authority
RDA	Redevelopment Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$1,646,188	$5,231,411	$(6,293,447)	$0	$0	$584,152	584,035	$21,408
The accompanying notes are an integral part of these financial statements.
14 | Allspring Municipal Sustainability Fund

Statement of assets and liabilities—December 31, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $27,919,748)	$27,243,063
Investments in affiliated securities, at value (cost $584,151)	584,152
Cash	3
Receivable for interest	357,511
Receivable from manager	9,595
Prepaid expenses and other assets	26,459
Total assets	28,220,783
Liabilities
Professional fees payable	25,196
Payable for Fund shares redeemed	7,705
Custody and accounting fees payable	5,525
Shareholder report expenses payable	5,055
Trustees’ fees and expenses payable	2,312
Dividends payable	2,069
Administration fees payable	1,066
Distribution fee payable	76
Accrued expenses and other liabilities	481
Total liabilities	49,485
Total net assets	$28,171,298
Net assets consist of
Paid-in capital	$29,510,553
Total distributable loss	(1,339,255)
Total net assets	$28,171,298
Computation of net asset value and offering price per share
Net assets–Class A	$205,530
Shares outstanding–Class A1	10,767
Net asset value per share–Class A	$19.09
Maximum offering price per share – Class A2	$19.99
Net assets–Class C	$146,049
Shares outstanding–Class C1	7,593
Net asset value per share–Class C	$19.23
Net assets–Class R6	$21,097,122
Shares outstanding–Class R6[1]	1,104,315
Net asset value per share–Class R6	$19.10
Net assets–Administrator Class	$1,275,954
Shares outstanding–Administrator Class[1]	66,786
Net asset value per share–Administrator Class	$19.11
Net assets–Institutional Class	$5,446,643
Shares outstanding–Institutional Class[1]	285,099
Net asset value per share–Institutional Class	$19.10
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Sustainability Fund | 15

Statement of operations—six months ended December 31, 2023 (unaudited)
Statement of operations
Investment income
Interest	$405,053
Income from affiliated securities	21,408
Total investment income	426,461
Expenses
Management fee	53,434
Administration fees
Class A	141
Class C	50
Class R6	3,034
Administrator Class	667
Institutional Class	1,960
Shareholder servicing fees
Class A	219
Class C	65
Administrator Class	1,655
Distribution fee
Class C	252
Custody and accounting fees	1,059
Professional fees	36,511
Registration fees	30,497
Shareholder report expenses	12,700
Trustees’ fees and expenses	13,742
Other fees and expenses	2,122
Total expenses	158,108
Less: Fee waivers and/or expense reimbursements
Fund-level	(100,479)
Class A	(7)
Administrator Class	(748)
Institutional Class	(183)
Net expenses	56,691
Net investment income	369,770
Net change in unrealized gains (losses) on investments	523,954
Net increase in net assets resulting from operations	$893,724
The accompanying notes are an integral part of these financial statements.
16 | Allspring Municipal Sustainability Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended December 31, 2023 (unaudited)		Year ended June 30, 2023
Operations
Net investment income		$369,770		$598,114
Net realized losses on investments		0		(216,779)
Net change in unrealized gains (losses) on investments		523,954		202,363
Net increase in net assets resulting from operations		893,724		583,698
Distributions to shareholders from
Net investment income and net realized gains
Class A		(2,285)		(21,904)
Class C		(2,499)		(12,465)
Class R6		(281,374)		(466,948)
Administrator Class		(17,281)		(27,846)
Institutional Class		(67,495)		(67,783)
Total distributions to shareholders		(370,934)		(596,946)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	880	16,422	5,552	103,768
Class C	6,267	116,574	0	0
Class R6	0	1,259	0	0
Administrator Class	110,317	2,045,234	30,854	572,220
Institutional Class	169,938	3,167,555	127,689	2,394,151
		5,347,044		3,070,139
Reinvestment of distributions
Class A	124	2,285	1,176	21,881
Class C	137	2,499	664	12,425
Class R6	15,309	281,374	24,934	464,127
Administrator Class	940	17,278	1,490	27,761
Institutional Class	3,659	67,495	3,616	67,381
		370,931		593,575
Payment for shares redeemed
Class A	(36)	(662)	(58,932)	(1,100,729)
Class C	(192)	(3,517)	(49,566)	(933,310)
Administrator Class	(80,357)	(1,438,955)	(54,592)	(1,021,309)
Institutional Class	(46,577)	(862,877)	(105,313)	(1,958,155)
		(2,306,011)		(5,013,503)
Net increase (decrease) in net assets resulting from capital share transactions		3,411,964		(1,349,789)
Total increase (decrease) in net assets		3,934,754		(1,363,037)
Net assets
Beginning of period		24,236,544		25,599,581
End of period		$28,171,298		$24,236,544
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Sustainability Fund | 17

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2023 (unaudited)	Year ended June 30
Class A		2023	2022	2021	2020[1]
Net asset value, beginning of period	$18.71	$18.73	$21.03	$20.35	$20.00
Net investment income	0.22 [2]	0.37 [2]	0.32	0.34	0.10
Net realized and unrealized gains (losses) on investments	0.38	(0.02)	(2.29)	0.68	0.35
Total from investment operations	0.60	0.35	(1.97)	1.02	0.45
Distributions to shareholders from
Net investment income	(0.22)	(0.37)	(0.33)	(0.34)	(0.10)
Net asset value, end of period	$19.09	$18.71	$18.73	$21.03	$20.35
Total return[3]	3.28%	1.88%	(9.47)%	5.04%	2.27%
Ratios to average net assets (annualized)
Gross expenses	1.51%	1.44%	1.34%	1.85%	2.26%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	2.43%	1.96%	1.60%	1.64%	1.52%
Supplemental data
Portfolio turnover rate	2%	19%	31%	77%	32%
Net assets, end of period (000s omitted)	$206	$183	$1,161	$1,156	$1,020

[1]	For the period from February 28, 2020 (commencement of class operations) to June 30, 2020
[2]	Calculated based upon average shares outstanding
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
18 | Allspring Municipal Sustainability Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2023 (unaudited)	Year ended June 30
Class C		2023	2022	2021	2020[1]
Net asset value, beginning of period	$18.86	$18.83	$21.03	$20.35	$20.00
Net investment income	0.70 [2]	0.26 [2]	0.30	0.19	0.05
Net realized and unrealized gains (losses) on investments	0.78	0.09	(2.31)	0.68	0.36
Total from investment operations	1.48	0.35	(2.01)	0.87	0.41
Distributions to shareholders from
Net investment income	(1.11)	(0.32)	(0.19)	(0.19)	(0.06)
Net asset value, end of period	$19.23	$18.86	$18.83	$21.03	$20.35
Total return[3]	8.38%	1.90%	(9.60)%	4.30%	2.04%
Ratios to average net assets (annualized)
Gross expenses	2.23%	1.44%	2.09%	2.35%	3.01%
Net expenses	1.50%	1.30%*	0.88%*	1.46%*	1.50%
Net investment income	7.42%	1.41%	1.47%	0.93%	0.78%
Supplemental data
Portfolio turnover rate	2%	19%	31%	77%	32%
Net assets, end of period (000s omitted)	$146	$26	$947	$1,051	$1,017

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended June 30, 2023	0.11%
Year ended June 30, 2022	0.62%
Year ended June 30, 2021	0.04%

[1]	For the period from February 28, 2020 (commencement of class operations) to June 30, 2020
[2]	Calculated based upon average shares outstanding
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Sustainability Fund | 19

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2023 (unaudited)	Year ended June 30
Class R6		2023	2022	2021	2020[1]
Net asset value, beginning of period	$18.73	$18.73	$21.03	$20.35	$20.00
Net investment income	0.26 [2]	0.43 [2]	0.39	0.41	0.13 [2]
Net realized and unrealized gains (losses) on investments	0.37	0.00 [3]	(2.29)	0.68	0.35
Total from investment operations	0.63	0.43	(1.90)	1.09	0.48
Distributions to shareholders from
Net investment income	(0.26)	(0.43)	(0.40)	(0.41)	(0.13)
Net asset value, end of period	$19.10	$18.73	$18.73	$21.03	$20.35
Total return[4]	3.41%	2.34%	(9.16)%	5.41%	2.39%
Ratios to average net assets (annualized)
Gross expenses	1.15%	1.09%	0.96%	1.48%	1.88%
Net expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	2.77%	2.32%	1.95%	1.99%	1.87%
Supplemental data
Portfolio turnover rate	2%	19%	31%	77%	32%
Net assets, end of period (000s omitted)	$21,097	$20,395	$19,929	$22,082	$21,367

[1]	For the period from February 28, 2020 (commencement of class operations) to June 30, 2020
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
20 | Allspring Municipal Sustainability Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2023 (unaudited)	Year ended June 30
Administrator Class		2023	2022	2021	2020[1]
Net asset value, beginning of period	$18.72	$18.73	$21.03	$20.35	$20.00
Net investment income	0.24 [2]	0.40 [2]	0.35	0.37	0.11
Net realized and unrealized gains (losses) on investments	0.39	(0.01)	(2.29)	0.68	0.35
Total from investment operations	0.63	0.39	(1.94)	1.05	0.46
Distributions to shareholders from
Net investment income	(0.24)	(0.40)	(0.36)	(0.37)	(0.11)
Net asset value, end of period	$19.11	$18.72	$18.73	$21.03	$20.35
Total return[3]	3.42%	2.09%	(9.34)%	5.20%	2.32%
Ratios to average net assets (annualized)
Gross expenses	1.46%	1.40%	1.28%	1.77%	2.20%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	2.59%	2.13%	1.75%	1.80%	1.67%
Supplemental data
Portfolio turnover rate	2%	19%	31%	77%	32%
Net assets, end of period (000s omitted)	$1,276	$672	$1,089	$1,192	$1,017

[1]	For the period from February 28, 2020 (commencement of class operations) to June 30, 2020
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Sustainability Fund | 21

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2023 (unaudited)	Year ended June 30
Institutional Class		2023	2022	2021	2020[1]
Net asset value, beginning of period	$18.73	$18.73	$21.03	$20.35	$20.00
Net investment income	0.25 [2]	0.43 [2]	0.39	0.40	0.12
Net realized and unrealized gains (losses) on investments	0.37	(0.01)	(2.30)	0.68	0.35
Total from investment operations	0.62	0.42	(1.91)	1.08	0.47
Distributions to shareholders from
Net investment income	(0.25)	(0.42)	(0.39)	(0.40)	(0.12)
Net asset value, end of period	$19.10	$18.73	$18.73	$21.03	$20.35
Total return[3]	3.38%	2.29%	(9.20)%	5.36%	2.37%
Ratios to average net assets (annualized)
Gross expenses	1.21%	1.14%	1.01%	1.52%	1.93%
Net expenses	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income	2.75%	2.29%	1.90%	1.94%	1.82%
Supplemental data
Portfolio turnover rate	2%	19%	31%	77%	32%
Net assets, end of period (000s omitted)	$5,447	$2,960	$2,474	$1,169	$1,017

[1]	For the period from February 28, 2020 (commencement of class operations) to June 30, 2020
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
22 | Allspring Municipal Sustainability Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Municipal Sustainability Fund  (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
Allspring Municipal Sustainability Fund | 23

Notes to financial statements (unaudited)
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2023, the aggregate cost of all investments for federal income tax purposes was $28,503,899 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$178,257
Gross unrealized losses	(854,941)
Net unrealized losses	$(676,684)
As of June 30, 2023, the Fund had capital loss carryforwards which consisted of $446,358 in short-term capital losses and $216,217 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$27,243,063	$0	$27,243,063
Short-term investments
Investment companies	584,152	0	0	584,152
Total assets	$584,152	$27,243,063	$0	$27,827,215
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At December 31, 2023, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative
24 | Allspring Municipal Sustainability Fund

Notes to financial statements (unaudited)
services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended December 31, 2023, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for theFund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses.  When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses.  Allspring Funds Management has contractually committed through October 31, 2024  to waive fees and/or reimburse expenses to the extent necessary to cap expenses.  Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. In addition to the contractual waivers and/or reimbursements, Allspring Funds Management also voluntarily waived certain class-level expenses during the six months ended December 31, 2023.  These voluntary class-level waivers may be discontinued at any time.  As of December 31, 2023, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class A	0.75%
Class C	1.50
Class R6	0.40
Administrator Class	0.60
Institutional Class	0.45
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2023, Allspring Funds Distributor received $21 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2023.
Allspring Municipal Sustainability Fund | 25

Notes to financial statements (unaudited)
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended December 31, 2023.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2023 were $4,663,416 and $550,000, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended December 31, 2023, there were no borrowings by the Fund under the agreement.
7.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
26 | Allspring Municipal Sustainability Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Municipal Sustainability Fund | 27

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 117 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

28 | Allspring Municipal Sustainability Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

Allspring Municipal Sustainability Fund | 29

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

30 | Allspring Municipal Sustainability Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-01052024-suq1ddgt 02-24
SAR4336 12-23

Allspring
Pennsylvania
Tax-Free Fund
Semi-Annual Report
December 31, 2023

The views expressed and any forward-looking statements are as of December 31, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Pennsylvania Tax-Free Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Pennsylvania Tax-Free Fund for the six-month period that ended December 31, 2023. Globally, stocks and bonds experienced high levels of volatility during the period but gained overall. The market was focused on the impact of ongoing aggressive central bank rate hikes on persistently high inflation. As inflation finally gradually declined, anticipation rose over an end to the central bank monetary tightening cycle. For the six-month period, domestic U.S. and global stocks and bonds had positive overall results, with U.S. stocks leading the way. After suffering deep and broad losses through 2022, bonds now benefit from a base of higher yields that can help generate higher income.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 8.04%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 5.61% while the MSCI EM Index (Net) (USD)3 returned 4.71%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 3.37%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 4.85%, the Bloomberg Municipal Bond Index6 returned 3.63%, and the ICE BofA U.S. High Yield Index7 returned 7.67%.
Still focused on high inflation and elevated central bank rates, markets were volatile.
The six-month period began on a positive note in July for stocks as well as bonds. Riskier sectors and regions tended to do well, as investors grew more optimistic regarding economic prospects. With strong second quarter gross domestic product (GDP) growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. The Federal Reserve (Fed), the European Central Bank (ECB), and the Bank of England (BoE) all raised their respective key interest rates by 0.25% in July. In the Fed’s case, speculation grew that it could be very close to the end of its tightening cycle. Meanwhile, China’s economy showed signs of stagnation, renewing concerns of global fallout.
Stocks retreated in August while monthly bond returns were flat overall. Increased global market volatility reflected unease over the Chinese property market being stressed along with weak Chinese economic data. However, speculation grew over a possible end to the Fed’s campaign of interest rate increases or at least a pause in September. U.S. economic data generally remained solid, with resilient job market data and inflation ticking up slightly in August, as the annual Consumer Price Index (CPI)8 rose 3.7%. However, the three-month trend for Core CPI9, stood at an annualized 2.4%.
“ With strong
second-quarter gross
domestic product
growth—initially
estimated at 2.4%—and
U.S. annual inflation easing steadily to 3.2%
in July, hopes for a soft
economic landing grew. ”
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
8
The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
9
The Core CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services excluding energy and food prices. You cannot invest directly in an index.
2 | Allspring Pennsylvania Tax-Free Fund

Letter to shareholders (unaudited)
Stocks and bonds both had negative overall returns in September as investors reluctantly recited the new chorus of “higher for longer,” led by the Fed’s determination not to lower interest rates until it knows it has vanquished its pesky opponent—higher-than-targeted inflation. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index1 and the CPI—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily but looming in the coming months.
October was a tough month for financial markets overall. Key global indexes were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict, and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third quarter GDP was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter as the Federal Open Market Committee held rates steady at its December meeting.
The broad year-end rally among stocks and bonds that began in November continued through December as investors became more confident that monetary policy would ease in 2024. Supporting the bubbly market mood were a series of reports confirming lower inflationary trends in the U.S. and Europe. During the period, it appeared more likely that the U.S. economy could achieve a soft landing, cooling enough to lower inflation without the pain of a recession. However, by year-end, an expectations gap developed. Capital markets priced in a total of 1.50 percentage points in federal funds rate cuts in 2024, twice as much as the three cuts of 0.25% hinted at by Fed officials.
1
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It is sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
Allspring Pennsylvania Tax-Free Fund | 3

Letter to shareholders (unaudited)
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
4 | Allspring Pennsylvania Tax-Free Fund

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

Allspring Pennsylvania Tax-Free Fund | 5

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks current income exempt from federal income tax and Pennsylvania individual income tax.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Bruce R. Johns, Kerry Laurin, Robert J. Miller

Average annual total returns (%) as of December 31, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (EKVAX)	12-27-1990	0.53	0.63	2.23	5.30	1.56	2.70	0.97	0.74
Class C (EKVCX)	2-1-1993	3.52	0.80	2.09	4.52	0.80	2.09	1.72	1.49
Institutional Class (EKVYX)	11-24-1997	–	–	–	5.56	1.82	2.96	0.65	0.49
Bloomberg Municipal Bond Index[3]	–	–	–	–	6.40	2.25	3.03	–	–
Bloomberg Pennsylvania Municipal Bond Index[4]	–	–	–	–	6.65	2.43	3.22	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through October 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.74% for Class A, 1.49% for Class C and 0.49% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower.
The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[4]
The Bloomberg Pennsylvania Municipal Bond Index is a Pennsylvania-specific total return index. The index is composed of Pennsylvania bonds. The bonds are all investment-grade, fixed-rate, long-term maturities (greater than two years) and are selected from issues larger than $50 million dated since January 1984. Bonds are added to the index and weighted and updated monthly, with a one-month lag. You cannot invest directly in an index.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to Pennsylvania municipal securities risk and high-yield securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

6 | Allspring Pennsylvania Tax-Free Fund

Performance highlights (unaudited)
MANAGER’S DISCUSSION

Credit quality as of December 31, 2023[1]

1%
AAA/Aaa
26%
AA/Aa
44%
A/A
20%
BBB/Baa
8%
BB/Ba
1%
Not rated

[1]
The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D
(lowest). Ratings from A to CCC may be modified by the addition of a plus
(+) or minus (-) sign to show relative standing within the rating categories.
Standard & Poor’s rates the creditworthiness of short-term notes from
SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from
MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

Effective maturity distribution as of December 31, 2023[1]

11%
0-1 year
15%
1-3 year(s)
14%
3-5 years
16%
5-10 years
17%
10-20 years
27%
20-30 years

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Pennsylvania Tax-Free Fund | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2023 to December 31, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 7-1-2023	Ending account value 12-31-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,029.80	$3.76	0.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.30	$3.74	0.74%
Class C
Actual	$1,000.00	$1,025.90	$7.55	1.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.52	1.49%
Institutional Class
Actual	$1,000.00	$1,031.10	$2.49	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.55	$2.48	0.49%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one-half-year period).

8 | Allspring Pennsylvania Tax-Free Fund

Portfolio of investments—December 31, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 99.38%
Alabama: 0.83%
Utilities revenue: 0.83%
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25%	1-1-2054	$750,000	$798,146
California: 0.55%
Utilities revenue: 0.55%
California Community Choice Financing Authority Series C	5.00	10-1-2031	500,000	527,172
Georgia: 0.50%
Utilities revenue: 0.50%
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	500,000	481,140
Guam: 1.32%
Airport revenue: 0.82%
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2031	200,000	208,553
Port Authority of Guam Series B AMT	5.00	7-1-2032	550,000	585,563
				794,116
Miscellaneous revenue: 0.50%
Territory of Guam Series F	4.00	1-1-2042	500,000	478,658
				1,272,774
Illinois: 0.83%
Airport revenue: 0.52%
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.00	1-1-2030	450,000	499,205
Miscellaneous revenue: 0.31%
City of Chicago Lakeshore East Special Assessment Area144A	2.27	12-1-2024	308,000	303,144
				802,349
Pennsylvania: 94.79%
Airport revenue: 3.80%
Allegheny County Airport Authority Series A AMT	5.00	1-1-2051	1,500,000	1,560,497
City of Philadelphia Airport Revenue Series A AMT	5.00	6-15-2026	580,000	587,487
City of Philadelphia Airport Revenue Series A AMT	5.00	6-15-2030	1,500,000	1,515,437
				3,663,421
Education revenue: 19.38%
Allegheny County Higher Education Building Authority Robert Morris University	5.00	10-15-2037	750,000	749,931
Chester County IDA Avon Grove Charter School Series A	5.00	12-15-2047	1,160,000	1,153,610
Chester County IDA Collegium Charter School Series A	5.13	10-15-2037	1,000,000	963,222
Chester County IDA Renaissance Academy Charter School	3.75	10-1-2024	130,000	130,134
Cumberland County Municipal Authority Dickinson College	5.00	5-1-2032	940,000	974,667
Delaware County Authority Neumann University	5.00	10-1-2039	250,000	253,298
General Authority of Southcentral Pennsylvania York College of Pennsylvania Series TT2	4.00	5-1-2032	330,000	336,706
The accompanying notes are an integral part of these financial statements.
Allspring Pennsylvania Tax-Free Fund | 9

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
General Authority of Southcentral Pennsylvania York College of Pennsylvania Series TT2	4.00%	5-1-2033	$315,000	$321,454
General Authority of Southcentral Pennsylvania York College of Pennsylvania Series TT2	4.00	5-1-2034	550,000	562,672
Huntingdon County General Authority Juniata College Series T	5.00	10-1-2051	2,000,000	1,954,200
Latrobe IDA Seton Hill University	4.00	3-1-2051	800,000	630,281
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2032	675,000	678,131
Lehigh County IDA Seven Generations Charter School Series A	4.00	5-1-2051	750,000	552,857
Montgomery County Higher Education & Health Authority Arcadia University	5.00	4-1-2030	1,500,000	1,506,953
Montgomery County IDA Public School of Germantown Series A	4.00	10-1-2041	450,000	400,494
Montgomery County IDA Public School of Germantown Series A	4.00	10-1-2046	225,000	189,670
Montgomery County IDA Public School of Germantown Series A	4.00	10-1-2051	825,000	668,398
Northeastern Pennsylvania Hospital & Education Authority Wilkes University Series B	5.25	3-1-2037	1,000,000	1,008,460
Pennsylvania Higher Educational Facilities Authority Ursinus College Series A	5.00	11-1-2026	500,000	515,146
Pennsylvania Higher Educational Facilities Authority Ursinus College Series A	5.00	11-1-2027	300,000	312,563
Philadelphia IDA First Philadelphia Preparatory Charter School Series A	7.00	6-15-2033	940,000	952,788
Philadelphia IDA Green Woods Charter School Series A	5.00	6-15-2032	340,000	341,665
Philadelphia IDA Independence Charter School West	5.00	6-15-2039	250,000	235,851
Philadelphia IDA LaSalle University	5.00	5-1-2036	1,355,000	1,117,824
Philadelphia IDA Performing Arts Charter School144A	5.00	6-15-2029	220,000	227,252
Philadelphia IDA Performing Arts Charter School144A	5.00	6-15-2030	145,000	149,482
Philadelphia IDA Tacony Academy Charter School144A	5.50	6-15-2043	500,000	498,800
Philadelphia IDA West Philadelphia Achievement Charter Elementary School	7.50	5-1-2031	1,285,000	1,286,947
				18,673,456
GO revenue: 15.65%
Blue Mountain School District Series B (AGM Insured)	4.00	8-1-2036	350,000	366,640
Blue Mountain School District Series B (AGM Insured)	4.00	8-1-2037	350,000	363,405
Blue Mountain School District Series B (AGM Insured)	4.00	8-1-2038	250,000	257,501
City of Oil City Series A (AGM Insured)	4.00	12-1-2039	315,000	321,827
City of Oil City Series A (AGM Insured)	4.00	12-1-2040	250,000	254,874
City of Oil City Series A (AGM Insured)	4.00	12-1-2041	250,000	253,917
City of Oil City Series A (AGM Insured)	4.00	12-1-2042	200,000	202,332
City of Philadelphia Series A	5.00	8-1-2036	1,250,000	1,338,835
City of Pittsburgh	5.00	9-1-2043	200,000	218,388
Coatesville School District Series C CAB (BAM Insured)¤	0.00	10-1-2033	1,000,000	700,013
Conestoga Valley School District Series A	4.00	2-1-2043	500,000	504,513
Highlands School District (AGM Insured)	5.00	4-15-2035	295,000	336,285
Montour School District Series B (AGM Insured)	5.00	4-1-2032	1,000,000	1,030,703
Moon Area School District Series A	5.00	11-15-2028	150,000	152,532
Moon Area School District Series A	5.00	11-15-2029	1,445,000	1,468,021
Parkland School District Series B	4.00	2-1-2036	650,000	679,501
The accompanying notes are an integral part of these financial statements.
10 | Allspring Pennsylvania Tax-Free Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Penn Delco School District	4.00%	6-1-2045	$1,000,000	$1,001,051
Pequea Valley School District	4.00	5-15-2049	750,000	733,903
School District of Philadelphia Series B	5.00	9-1-2043	1,235,000	1,296,912
School District of Philadelphia Series C (AGM Insured)	5.00	6-1-2024	1,225,000	1,232,884
School District of the City of Erie Series A (AGM Insured)	5.00	4-1-2034	515,000	570,363
West Shore School District	5.00	11-15-2048	1,500,000	1,555,790
Wilkes-Barre Area School District (BAM Insured)	5.00	4-15-2027	100,000	105,995
Wilkes-Barre Area School District (BAM Insured)	5.00	4-15-2029	50,000	54,926
Wilkes-Barre Area School District (BAM Insured)	5.00	4-15-2030	70,000	77,465
				15,078,576
Health revenue: 24.86%
Allegheny County Hospital Development Authority Allegheny Health Network Obligated Group Series A	4.00	4-1-2044	1,810,000	1,762,613
Allegheny County Hospital Development Authority UPMC Obligated Group (SIFMA Municipal Swap+0.70%)±	4.57	11-15-2047	1,000,000	987,393
Berks County IDA Tower Health Obligated Group	5.00	11-1-2037	430,000	223,997
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2050	400,000	369,188
Cumberland County Municipal Authority Diakon Lutheran Social Ministries Obligated Group	5.00	1-1-2028	2,090,000	2,114,597
Dauphin County General Authority UPMC Obligated Group Series A	5.00	6-1-2035	1,000,000	1,037,269
Doylestown Hospital Authority Series A	5.00	7-1-2049	250,000	219,703
East Hempfield Township IDA Willow Valley Communities Obligated Group	5.00	12-1-2028	450,000	461,414
East Hempfield Township IDA Willow Valley Communities Obligated Group	5.00	12-1-2029	375,000	384,438
Geisinger Authority Health System Obligated Group Series A	4.00	4-1-2050	1,000,000	936,295
Geisinger Authority Health System Obligated Group Series A	5.00	6-1-2041	1,000,000	1,003,657
Geisinger Authority Health System Obligated Group Series A-1	5.00	2-15-2045	1,000,000	1,019,933
Geisinger Authority Health System Obligated Group Series Cøø	5.00	4-1-2043	645,000	706,427
Hospitals & Higher Education Facilities Authority of Philadelphia Temple University Health System Obligated Group (AGM Insured)	5.00	7-1-2037	1,000,000	1,110,547
Lancaster County Hospital Authority St. Anne’s Retirement Community Obligated Group	5.00	3-1-2045	500,000	409,911
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series B	5.00	5-1-2052	1,000,000	1,054,070
Montgomery County IDA ACTS Retirement-Life Communities Inc Obligated Group Series C	5.00	11-15-2045	1,000,000	1,017,964
Montgomery County IDA Waverly Heights Ltd Obligated Group	5.00	12-1-2044	1,000,000	1,027,903
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-1	5.25	7-1-2049	500,000	510,298
Pennsylvania EDFA UPMC Obligated Group Series A	5.00	10-15-2035	645,000	732,991
Pennsylvania EDFA UPMC Obligated Group Series A	5.00	10-15-2036	800,000	901,863
Pennsylvania EDFA UPMC Obligated Group Series A1	4.00	4-15-2037	700,000	718,867
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group	5.00	8-15-2040	1,500,000	1,533,067
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group	5.00	8-15-2049	1,000,000	1,054,700
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group Series A	5.00	8-15-2047	1,500,000	1,551,202
The accompanying notes are an integral part of these financial statements.
Allspring Pennsylvania Tax-Free Fund | 11

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
West Cornwall Township Municipal Authority Lebanon Valley Brethren Home Obligated Group Series A	4.00%	11-15-2041	$370,000	$309,206
West Cornwall Township Municipal Authority Lebanon Valley Brethren Home Obligated Group Series A	4.00	11-15-2046	525,000	415,676
Westmoreland County IDA Excela Health Obligated Group Series A	4.00	7-1-2037	400,000	382,270
				23,957,459
Housing revenue: 3.98%
Chester County IDA University Student Housing LLC Series A	5.00	8-1-2030	555,000	555,035
Pennsylvania EDFA Commonwealth of Pennsylvania Department of Transportation AMT	5.75	6-30-2048	750,000	822,537
Pennsylvania Housing Finance Agency LIH Wilkes-Barre LP (Department of Housing and Urban Development Insured)øø	1.25	2-1-2025	1,000,000	997,821
State Public School Building Authority Chester Upland School District Series B	5.25	9-15-2030	540,000	585,911
State Public School Building Authority Chester Upland School District Series C (AGM Insured)	5.00	9-15-2026	875,000	876,241
				3,837,545
Miscellaneous revenue: 5.32%
Commonwealth of Pennsylvania Series A COP	5.00	7-1-2038	1,000,000	1,058,429
Delaware County Authority Neumann University	5.00	10-1-2031	1,500,000	1,521,487
Delaware Valley Regional Finance Authority Series D (TD Bank N.A. LOC)ø	3.70	11-1-2055	700,000	700,000
Pennsylvania EDFA Philadelphia Water Department	4.00	1-1-2030	1,000,000	1,009,363
Philadelphia IDA City of Philadelphia Series A	5.00	2-15-2038	785,000	831,234
				5,120,513
Tax revenue: 2.31%
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2042	500,000	514,223
Southeastern Pennsylvania Transportation Authority	5.25	6-1-2042	1,500,000	1,713,964
				2,228,187
Transportation revenue: 7.65%
Delaware River Joint Toll Bridge Commission	5.00	7-1-2042	580,000	609,723
Pennsylvania Turnpike Commissionø	3.75	12-1-2039	1,000,000	1,000,000
Pennsylvania Turnpike Commission Series 1	5.00	12-1-2043	1,800,000	1,979,094
Pennsylvania Turnpike Commission Series A	5.25	12-1-2053	1,500,000	1,677,605
Pennsylvania Turnpike Commission Series A2	5.00	12-1-2048	2,000,000	2,108,149
				7,374,571
Utilities revenue: 1.07%
Philadelphia Gas Works Co. Series 15th	5.00	8-1-2047	1,000,000	1,029,620
Water & sewer revenue: 10.77%
Bucks County Water & Sewer Authority Series A (AGM Insured)	5.25	12-1-2047	2,175,000	2,429,419
Capital Region Water Sewer Revenue	5.00	7-15-2037	1,000,000	1,063,575
City of Philadelphia Water & Wastewater Revenue Series A	5.00	10-1-2038	2,000,000	2,134,902
City of Philadelphia Water & Wastewater Revenue Series C	5.00	6-1-2042	555,000	611,124
The accompanying notes are an integral part of these financial statements.
12 | Allspring Pennsylvania Tax-Free Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
Erie City Water Authority (BAM Insured)	4.25%	12-1-2052	$1,000,000	$1,004,128
Lehigh County Authority City Division Fund CAB¤	0.00	12-1-2030	2,000,000	1,573,142
Luzerne County IDA Pennsylvania-American Water Co. AMTøø	2.45	12-1-2039	500,000	463,007
Pittsburgh Water & Sewer Authority Series A (AGM Insured)	5.00	9-1-2048	1,000,000	1,097,488
				10,376,785
				91,340,133
South Carolina: 0.56%
Utilities revenue: 0.56%
Patriots Energy Group Financing Agency Series A1øø	5.25	10-1-2054	500,000	538,778
Total municipal obligations (Cost $98,998,687)				95,760,492

		Yield	Shares
Short-term investments: 0.26%
Investment companies: 0.26%
Allspring Municipal Cash Management Money Market Fund Institutional Class♠∞		4.12	251,133	251,183
Total short-term investments (Cost $251,183)				251,183
Total investments in securities (Cost $99,249,870)	99.64%			96,011,675
Other assets and liabilities, net	0.36			346,927
Total net assets	100.00%			$96,358,602

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
COP	Certificate of participation
EDFA	Economic Development Finance Authority
GO	General obligation
IDA	Industrial Development Authority
LOC	Letter of credit
SIFMA	Securities Industry and Financial Markets Association
The accompanying notes are an integral part of these financial statements.
Allspring Pennsylvania Tax-Free Fund | 13

Portfolio of investments—December 31, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$1,717,837	$18,041,467	$(19,508,121)	$14	$(14)	$251,183	251,133	$35,605
The accompanying notes are an integral part of these financial statements.
14 | Allspring Pennsylvania Tax-Free Fund

Statement of assets and liabilities—December 31, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $98,998,687)	$95,760,492
Investments in affiliated securities, at value (cost $251,183)	251,183
Cash	18
Receivable for interest	1,063,666
Receivable for Fund shares sold	11,252
Prepaid expenses and other assets	43,032
Total assets	97,129,643
Liabilities
Payable for Fund shares redeemed	613,922
Dividends payable	83,128
Management fee payable	16,031
Administration fees payable	8,953
Trustees’ fees and expenses payable	1,653
Distribution fee payable	1,347
Accrued expenses and other liabilities	46,007
Total liabilities	771,041
Total net assets	$96,358,602
Net assets consist of
Paid-in capital	$100,280,560
Total distributable loss	(3,921,958)
Total net assets	$96,358,602
Computation of net asset value and offering price per share
Net assets–Class A	$32,244,190
Shares outstanding–Class A1	2,996,454
Net asset value per share–Class A	$10.76
Maximum offering price per share – Class A2	$11.27
Net assets–Class C	$2,256,593
Shares outstanding–Class C1	210,056
Net asset value per share–Class C	$10.74
Net assets–Institutional Class	$61,857,819
Shares outstanding–Institutional Class[1]	5,748,135
Net asset value per share–Institutional Class	$10.76
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Pennsylvania Tax-Free Fund | 15

Statement of operations—six months ended December 31, 2023 (unaudited)
Statement of operations
Investment income
Interest	$1,831,442
Income from affiliated securities	35,605
Total investment income	1,867,047
Expenses
Management fee	198,784
Administration fees
Class A	23,911
Class C	1,878
Institutional Class	26,003
Shareholder servicing fees
Class A	39,817
Class C	3,008
Distribution fee
Class C	9,023
Custody and accounting fees	3,268
Professional fees	35,456
Registration fees	22,019
Shareholder report expenses	11,698
Trustees’ fees and expenses	12,033
Other fees and expenses	3,958
Total expenses	390,856
Less: Fee waivers and/or expense reimbursements
Fund-level	(83,708)
Class A	(10,906)
Class C	(358)
Net expenses	295,884
Net investment income	1,571,163
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(55,869)
Affiliated securities	14
Net realized losses on investments	(55,855)
Net change in unrealized gains (losses) on
Unaffiliated securities	1,268,636
Affiliated securities	(14)
Net change in unrealized gains (losses) on investments	1,268,622
Net realized and unrealized gains (losses) on investments	1,212,767
Net increase in net assets resulting from operations	$2,783,930
The accompanying notes are an integral part of these financial statements.
16 | Allspring Pennsylvania Tax-Free Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended December 31, 2023 (unaudited)		Year ended June 30, 2023
Operations
Net investment income		$1,571,163		$3,261,773
Net realized losses on investments		(55,855)		(17,812)
Net change in unrealized gains (losses) on investments		1,268,622		(982,246)
Net increase in net assets resulting from operations		2,783,930		2,261,715
Distributions to shareholders from
Net investment income and net realized gains
Class A		(485,486)		(1,002,878)
Class C		(28,730)		(67,856)
Institutional Class		(1,069,709)		(2,190,837)
Total distributions to shareholders		(1,583,925)		(3,261,571)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	64,339	664,219	368,922	3,965,261
Class C	8,283	88,036	51,151	539,361
Institutional Class	660,892	6,954,219	2,082,656	21,878,721
		7,706,474		26,383,343
Reinvestment of distributions
Class A	43,910	457,408	88,128	931,428
Class C	2,714	28,215	6,302	66,481
Institutional Class	60,629	631,489	113,016	1,195,044
		1,117,112		2,192,953
Payment for shares redeemed
Class A	(229,269)	(2,373,536)	(584,916)	(6,192,666)
Class C	(58,050)	(605,966)	(144,498)	(1,527,601)
Institutional Class	(1,443,424)	(15,098,759)	(2,318,807)	(24,487,418)
		(18,078,261)		(32,207,685)
Net decrease in net assets resulting from capital share transactions		(9,254,675)		(3,631,389)
Total decrease in net assets		(8,054,670)		(4,631,245)
Net assets
Beginning of period		104,413,272		109,044,517
End of period		$96,358,602		$104,413,272
The accompanying notes are an integral part of these financial statements.
Allspring Pennsylvania Tax-Free Fund | 17

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2023 (unaudited)	Year ended June 30
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.61	$10.71	$11.97	$11.75	$11.78	$11.48
Net investment income	0.16 [1]	0.31 [1]	0.28	0.31	0.35	0.35
Net realized and unrealized gains (losses) on investments	0.15	(0.10)	(1.26)	0.22	(0.04)	0.32
Total from investment operations	0.31	0.21	(0.98)	0.53	0.31	0.67
Distributions to shareholders from
Net investment income	(0.16)	(0.31)	(0.28)	(0.31)	(0.34)	(0.34)
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	(0.03)
Total distributions to shareholders	(0.16)	(0.31)	(0.28)	(0.31)	(0.34)	(0.37)
Net asset value, end of period	$10.76	$10.61	$10.71	$11.97	$11.75	$11.78
Total return[2]	2.98%	1.97%	(8.32)%	4.52%	2.65%	6.00%
Ratios to average net assets (annualized)
Gross expenses	0.98%	0.97%	0.94%	0.94%	0.97%	0.96%
Net expenses	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Net investment income	3.02%	2.88%	2.41%	2.64%	2.92%	3.07%
Supplemental data
Portfolio turnover rate	7%	15%	20%	21%	14%	9%
Net assets, end of period (000s omitted)	$32,244	$33,065	$34,755	$41,945	$41,550	$41,255

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
18 | Allspring Pennsylvania Tax-Free Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2023 (unaudited)	Year ended June 30
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.59	$10.69	$11.95	$11.73	$11.76	$11.45
Net investment income	0.12 [1]	0.23 [1]	0.19 [1]	0.22	0.27	0.26 [1]
Net realized and unrealized gains (losses) on investments	0.15	(0.10)	(1.26)	0.22	(0.05)	0.34
Total from investment operations	0.27	0.13	(1.07)	0.44	0.22	0.60
Distributions to shareholders from
Net investment income	(0.12)	(0.23)	(0.19)	(0.22)	(0.25)	(0.26)
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	(0.03)
Total distributions to shareholders	(0.12)	(0.23)	(0.19)	(0.22)	(0.25)	(0.29)
Net asset value, end of period	$10.74	$10.59	$10.69	$11.95	$11.73	$11.76
Total return[2]	2.59%	1.20%	(9.03)%	3.74%	1.89%	5.31%
Ratios to average net assets (annualized)
Gross expenses	1.69%	1.72%	1.68%	1.68%	1.72%	1.70%
Net expenses	1.49%	1.49%	1.49%	1.49%	1.49%	1.49%
Net investment income	2.27%	2.12%	1.64%	1.89%	2.23%	2.32%
Supplemental data
Portfolio turnover rate	7%	15%	20%	21%	14%	9%
Net assets, end of period (000s omitted)	$2,257	$2,722	$3,679	$6,485	$8,394	$8,768

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Pennsylvania Tax-Free Fund | 19

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2023 (unaudited)	Year ended June 30
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.61	$10.71	$11.97	$11.75	$11.78	$11.48
Net investment income	0.17 [1]	0.33 [1]	0.31	0.34	0.38	0.38
Net realized and unrealized gains (losses) on investments	0.15	(0.10)	(1.26)	0.21	(0.04)	0.32
Total from investment operations	0.32	0.23	(0.95)	0.55	0.34	0.70
Distributions to shareholders from
Net investment income	(0.17)	(0.33)	(0.31)	(0.33)	(0.37)	(0.37)
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	(0.03)
Total distributions to shareholders	(0.17)	(0.33)	(0.31)	(0.33)	(0.37)	(0.40)
Net asset value, end of period	$10.76	$10.61	$10.71	$11.97	$11.75	$11.78
Total return[2]	3.11%	2.23%	(8.10)%	4.78%	2.91%	6.27%
Ratios to average net assets (annualized)
Gross expenses	0.66%	0.65%	0.61%	0.61%	0.64%	0.62%
Net expenses	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income	3.27%	3.14%	2.66%	2.88%	3.18%	3.31%
Supplemental data
Portfolio turnover rate	7%	15%	20%	21%	14%	9%
Net assets, end of period (000s omitted)	$61,858	$68,626	$70,610	$81,964	$80,592	$79,128

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
20 | Allspring Pennsylvania Tax-Free Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Pennsylvania Tax-Free Fund  (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
Allspring Pennsylvania Tax-Free Fund | 21

Notes to financial statements (unaudited)
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2023, the aggregate cost of all investments for federal income tax purposes was $99,249,870 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$966,689
Gross unrealized losses	(4,204,884)
Net unrealized losses	$(3,238,195)
As of June 30, 2023, the Fund had capital loss carryforwards which consisted of $312,644 in short-term capital losses and $305,074 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$95,760,492	$0	$95,760,492
Short-term investments
Investment companies	251,183	0	0	251,183
Total assets	$251,183	$95,760,492	$0	$96,011,675
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At December 31, 2023, the Portfolio did not have transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative
22 | Allspring Pennsylvania Tax-Free Fund

Notes to financial statements (unaudited)
services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended December 31, 2023, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of December 31, 2023, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class A	0.74%
Class C	1.49
Institutional Class	0.49
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2023, Allspring Funds Distributor received $861 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C  are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Allspring Pennsylvania Tax-Free Fund | 23

Notes to financial statements (unaudited)
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $3,000,000, $2,800,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2023.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2023 were $6,423,917 and $15,560,589, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended December 31, 2023, there were no borrowings by the Fund under the agreement.
7.
CONCENTRATION RISK
The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territory of the U.S.  Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund. As of the end of the period, the Fund’s  investments were concentrated in the state of Pennsylvania.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
24 | Allspring Pennsylvania Tax-Free Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Pennsylvania Tax-Free Fund | 25

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 117 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

26 | Allspring Pennsylvania Tax-Free Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

Allspring Pennsylvania Tax-Free Fund | 27

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

28 | Allspring Pennsylvania Tax-Free Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-01052024-mttnm1wt 02-24
SAR4301 12-23

Allspring Short-Term Municipal Bond Fund
Semi-Annual Report
December 31, 2023

The views expressed and any forward-looking statements are as of December 31, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Short-Term Municipal Bond Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Short-Term Municipal Bond Fund for the six-month period that ended December 31, 2023. Globally, stocks and bonds experienced high levels of volatility during the period but gained overall. The market was focused on the impact of ongoing aggressive central bank rate hikes on persistently high inflation. As inflation finally gradually declined, anticipation rose over an end to the central bank monetary tightening cycle. For the six-month period, domestic U.S. and global stocks and bonds had positive overall results, with U.S. stocks leading the way. After suffering deep and broad losses through 2022, bonds now benefit from a base of higher yields that can help generate higher income.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 8.04%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 5.61% while the MSCI EM Index (Net) (USD)3 returned 4.71%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 3.37%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 4.85%, the Bloomberg Municipal Bond Index6 returned 3.63%, and the ICE BofA U.S. High Yield Index7 returned 7.67%.
Still focused on high inflation and elevated central bank rates, markets were volatile.
The six-month period began on a positive note in July for stocks as well as bonds. Riskier sectors and regions tended to do well, as investors grew more optimistic regarding economic prospects. With strong second quarter gross domestic product (GDP) growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. The Federal Reserve (Fed), the European Central Bank (ECB), and the Bank of England (BoE) all raised their respective key interest rates by 0.25% in July. In the Fed’s case, speculation grew that it could be very close to the end of its tightening cycle. Meanwhile, China’s economy showed signs of stagnation, renewing concerns of global fallout.
Stocks retreated in August while monthly bond returns were flat overall. Increased global market volatility reflected unease over the Chinese property market being stressed along with weak Chinese economic data. However, speculation grew over a possible end to the Fed’s campaign of interest rate increases or at least a pause in September. U.S. economic data generally remained solid, with resilient job market data and inflation ticking up slightly in August, as the annual Consumer Price Index (CPI)8 rose 3.7%. However, the three-month trend for Core CPI9, stood at an annualized 2.4%.
“ With strong
second-quarter gross
domestic product
growth—initially
estimated at 2.4%—and
U.S. annual inflation easing steadily to 3.2%
in July, hopes for a soft
economic landing grew. ”
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
8
The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
9
The Core CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services excluding energy and food prices. You cannot invest directly in an index.
2 | Allspring Short-Term Municipal Bond Fund

Letter to shareholders (unaudited)
Stocks and bonds both had negative overall returns in September as investors reluctantly recited the new chorus of “higher for longer,” led by the Fed’s determination not to lower interest rates until it knows it has vanquished its pesky opponent—higher-than-targeted inflation. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index1 and the CPI—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily but looming in the coming months.
October was a tough month for financial markets overall. Key global indexes were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict, and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third quarter GDP was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter as the Federal Open Market Committee held rates steady at its December meeting.
The broad year-end rally among stocks and bonds that began in November continued through December as investors became more confident that monetary policy would ease in 2024. Supporting the bubbly market mood were a series of reports confirming lower inflationary trends in the U.S. and Europe. During the period, it appeared more likely that the U.S. economy could achieve a soft landing, cooling enough to lower inflation without the pain of a recession. However, by year-end, an expectations gap developed. Capital markets priced in a total of 1.50 percentage points in federal funds rate cuts in 2024, twice as much as the three cuts of 0.25% hinted at by Fed officials.
1
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It is sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
Allspring Short-Term Municipal Bond Fund | 3

Letter to shareholders (unaudited)
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
4 | Allspring Short-Term Municipal Bond Fund

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

Allspring Short-Term Municipal Bond Fund | 5

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks current income exempt from federal income tax consistent with capital preservation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Bruce R. Johns, Nicholos Venditti

Average annual total returns (%) as of December 31, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (WSMAX)	7-18-2008	1.56	0.66	0.83	3.64	1.07	1.03	0.76	0.63
Class C (WSSCX)	1-31-2003	1.86	0.31	0.43	2.86	0.31	0.43	1.51	1.38
Class R6 (WSSRX)[3]	7-31-2018	–	–	–	3.92	1.35	1.28	0.39	0.35
Administrator Class (WSTMX)	7-30-2010	–	–	–	3.56	1.07	1.02	0.71	0.60
Institutional Class (WSBIX)	3-31-2008	–	–	–	3.76	1.28	1.25	0.44	0.40
Bloomberg Municipal Bond Index[4]	–	–	–	–	6.40	2.25	3.03	–	–
Bloomberg 1-3 Year Composite Municipal Bond Index[5]	–	–	–	–	3.43	1.37	1.18	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through October 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.63% for Class A, 1.38% for Class C, 0.35% for Class R6, 0.60% for Administrator Class and 0.40% for Institutional Class. Brokerage
commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees.
Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[4]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[5]
The Bloomberg 1-3 Year Composite Municipal Bond Index is a blended index weighted 50% in the Bloomberg 1-Year Municipal Bond Index and 50% in the Bloomberg
3-Year Municipal Bond Index. You cannot invest directly in an index.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

6 | Allspring Short-Term Municipal Bond Fund

Performance highlights (unaudited)
Credit quality as of December 31, 2023[1]

6%
AAA/Aaa
26%
AA/Aa
41%
A/A
16%
BBB/Baa
4%
BB/Ba
7%
Not rated

[1]
The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D
(lowest). Ratings from A to CCC may be modified by the addition of a plus
(+) or minus (-) sign to show relative standing within the rating categories.
Standard & Poor’s rates the creditworthiness of short-term notes from
SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from
MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

Effective maturity distribution as of December 31, 2023[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. These amounts are subject to change and may have changed since the date specified.

Allspring Short-Term Municipal Bond Fund | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2023 to December 31, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 7-1-2023	Ending account value 12-31-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,022.40	$3.19	0.63%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.85	$3.18	0.63%
Class C
Actual	$1,000.00	$1,018.60	$6.96	1.38%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$6.96	1.38%
Class R6
Actual	$1,000.00	$1,024.90	$1.77	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.25	$1.77	0.35%
Administrator Class
Actual	$1,000.00	$1,022.60	$3.03	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$3.03	0.60%
Institutional Class
Actual	$1,000.00	$1,023.60	$2.02	0.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.00	$2.02	0.40%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one-half-year period).

8 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)
Portfolio of investments

	Principal	Value
Closed-end fund obligations: 0.38%
California: 0.38%
Nuveen California AMT-Free Quality Municipal Income Fund Preferred Shares Series A (70 shares) 4.32%144Aø	$7,000,000	$7,000,000
Total closed-end fund obligations (Cost $7,000,000)		7,000,000

	Interest rate	Maturity date
Municipal obligations: 98.46%
Alabama: 3.37%
Airport revenue: 0.08%
Birmingham Airport Authority (BAM Insured)	5.00%	7-1-2026	900,000	952,395
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2027	500,000	542,124
				1,494,519
Industrial development revenue: 0.50%
Industrial Development Board of the City of Mobile Alabama Power Co.øø	1.00	6-1-2034	8,500,000	8,204,041
Selma Industrial Development Board International Paper Co. Series Aøø	2.00	11-1-2033	1,000,000	982,726
				9,186,767
Utilities revenue: 2.79%
Black Belt Energy Gas District Project No. 4 Series A-1	4.00	6-1-2024	3,640,000	3,642,191
Black Belt Energy Gas District Project No. 7 Series C-1	4.00	12-1-2025	1,500,000	1,506,019
Black Belt Energy Gas District Project No. 7 Series C-1øø	4.00	10-1-2052	3,900,000	3,917,407
Black Belt Energy Gas District Series D1 (Royal Bank of Canada LIQ)øø	4.00	7-1-2052	3,500,000	3,519,263
Chatom Industrial Development Board PowerSouth Energy Cooperative (AGM Insured)	5.00	8-1-2024	985,000	994,943
Chatom Industrial Development Board PowerSouth Energy Cooperative (AGM Insured)	5.00	8-1-2025	425,000	436,182
Chatom Industrial Development Board PowerSouth Energy Cooperative (AGM Insured)	5.00	8-1-2026	500,000	522,709
Southeast Alabama Gas Supply District Project No. 1 Series Aøø	4.00	4-1-2049	4,000,000	4,001,592
Southeast Alabama Gas Supply District Project No. 2 Series Aøø	4.00	6-1-2049	20,060,000	20,069,691
Southeast Energy Authority A Cooperative District Project No. 3 Series Aøø	5.50	1-1-2053	2,000,000	2,171,720
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	5,500,000	5,853,070
Southeast Energy Authority A Cooperative District Project No. 6 Series B (Royal Bank of Canada LIQ)øø	5.00	1-1-2054	4,500,000	4,802,972
				51,437,759
				62,119,045
Alaska: 0.63%
Airport revenue: 0.22%
State of Alaska International Airports System Series C AMT	5.00	10-1-2026	3,000,000	3,136,510
State of Alaska International Airports System Series C AMT	5.00	10-1-2028	775,000	837,648
				3,974,158
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 9

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.19%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00%	10-1-2024	$1,750,000	$1,765,270
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2025	1,310,000	1,340,640
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2026	385,000	400,053
				3,505,963
Miscellaneous revenue: 0.22%
Alaska Municipal Bond Bank Authority	5.00	12-1-2025	1,470,000	1,523,648
Alaska Municipal Bond Bank Authority	5.00	12-1-2026	1,350,000	1,432,740
Alaska Municipal Bond Bank Authority Series 2 AMT	5.00	12-1-2027	535,000	566,977
Alaska Municipal Bond Bank Authority Series 2 AMT	5.00	12-1-2028	560,000	602,749
				4,126,114
				11,606,235
Arizona: 2.45%
Airport revenue: 0.17%
City of Phoenix Civic Improvement Corp. Airport Revenue AMT	5.00	7-1-2024	1,000,000	1,007,614
City of Phoenix Civic Improvement Corp. Airport Revenue AMT	5.00	7-1-2026	2,000,000	2,086,367
				3,093,981
Education revenue: 0.02%
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2027	170,000	176,499
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2028	175,000	182,008
				358,507
GO revenue: 0.11%
Vistancia Community Facilities District (BAM Insured)	4.00	7-15-2024	1,150,000	1,155,266
Vistancia Community Facilities District (BAM Insured)	4.00	7-15-2026	900,000	928,719
				2,083,985
Health revenue: 1.66%
Arizona Health Facilities Authority Banner Health Obligated Group Series B (SIFMA Municipal Swap+0.25%)±	3.33	1-1-2046	4,000,000	3,944,753
Maricopa County IDA Banner Health Obligated Group Series A-3øø	5.00	1-1-2053	12,000,000	13,376,652
Maricopa County IDA Banner Health Obligated Group Series C (SIFMA Municipal Swap+0.57%)±	4.44	1-1-2035	4,235,000	4,227,155
Maricopa County IDA HonorHealth Obligated Group Series C (SIFMA Municipal Swap+0.80%)±	4.67	9-1-2048	9,000,000	8,989,713
				30,538,273
Industrial development revenue: 0.49%
Chandler IDA Intel Corp. AMTøø	5.00	6-1-2049	5,920,000	5,931,503
IDA of the City of Phoenix Republic Services, Inc. Series D AMTøø	4.90	12-1-2035	3,175,000	3,175,455
				9,106,958
				45,181,704
The accompanying notes are an integral part of these financial statements.
10 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Arkansas: 0.13%
Health revenue: 0.08%
Batesville Public Facilities Board White River Health System Obligated Group	5.00%	6-1-2025	$1,385,000	$1,407,082
Tax revenue: 0.05%
City of Cabot Sales & Use Tax Revenue Series B	5.00	12-1-2028	435,000	483,623
City of Springdale Sales & Use Tax Revenue Series B (BAM Insured)	5.00	8-1-2030	100,000	112,739
City of Springdale Sales & Use Tax Revenue Series B (BAM Insured)	5.00	8-1-2031	310,000	349,530
				945,892
				2,352,974
California: 2.25%
Airport revenue: 0.14%
City of Los Angeles Department of Airports Series D AMT	5.00	5-15-2027	2,500,000	2,653,228
Health revenue: 0.10%
California Statewide CDA Emanate Health Obligated Group Series A	5.00	4-1-2026	570,000	594,299
California Statewide CDA Emanate Health Obligated Group Series A	5.00	4-1-2027	845,000	894,462
Washington Township Health Care District Series A	5.00	7-1-2024	200,000	201,132
Washington Township Health Care District Series A	5.00	7-1-2025	200,000	203,892
				1,893,785
Miscellaneous revenue: 0.34%
California Infrastructure & Economic Development Bank J Paul Getty Trust Series B-2øø	3.00	10-1-2047	1,000,000	1,003,195
California Municipal Finance Authority Palomar Health Obligated Group COP144A	5.00	11-1-2027	3,000,000	3,069,435
Lassen Municipal Utility District COP	4.00	5-1-2024	400,000	400,449
Lassen Municipal Utility District COP	4.00	5-1-2025	415,000	417,641
Lassen Municipal Utility District COP	4.00	5-1-2026	435,000	441,026
Lassen Municipal Utility District COP	4.00	5-1-2027	450,000	459,379
Lassen Municipal Utility District COP	4.00	5-1-2028	470,000	482,914
				6,274,039
Resource recovery revenue: 0.27%
California Municipal Finance Authority Waste Management, Inc.ø	4.50	10-1-2045	5,000,000	5,000,987
Tax revenue: 0.07%
Riverside County PFA Project Area No. 1 Series A (BAM Insured)	5.00	10-1-2026	1,250,000	1,299,342
Transportation revenue: 1.00%
Bay Area Toll Authority Series C (SIFMA Municipal Swap+0.45%)±	4.32	4-1-2056	2,750,000	2,714,092
Bay Area Toll Authority Series D (SIFMA Municipal Swap+0.30%)±	4.17	4-1-2056	16,000,000	15,608,264
				18,322,356
Utilities revenue: 0.33%
California Community Choice Financing Authority Series C	5.00	10-1-2028	475,000	494,455
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 11

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
California Community Choice Financing Authority Series C	5.00%	10-1-2029	$675,000	$706,740
California Community Choice Financing Authority Series C	5.00	10-1-2030	1,500,000	1,578,555
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2024	685,000	690,541
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2025	500,000	509,523
Long Beach Bond Finance Authority Series B (3 Month LIBOR+1.43%)±	5.21	11-15-2026	2,000,000	2,007,181
				5,986,995
				41,430,732
Colorado: 1.16%
Education revenue: 0.24%
University of Colorado Series Cøø	2.00	6-1-2054	2,000,000	1,983,757
University of Colorado Series C3Aøø	2.00	6-1-2051	2,500,000	2,437,623
				4,421,380
GO revenue: 0.11%
Grand River Hospital District (AGM Insured)	5.00	12-1-2024	1,140,000	1,156,063
Sand Creek Metropolitan District Series A (AGM Insured)	4.00	12-1-2024	550,000	554,437
Sand Creek Metropolitan District Series A (AGM Insured)	4.00	12-1-2025	400,000	407,599
				2,118,099
Health revenue: 0.25%
Colorado Health Facilities Authority AdventHealth Obligated Group Series Bøø	5.00	11-15-2049	900,000	952,050
Colorado Health Facilities Authority AdventHealth Obligated Group Series Cøø	5.00	11-15-2036	3,165,000	3,344,699
Colorado Health Facilities Authority Christian Living Neighborhoods Obligated Group	4.00	1-1-2025	325,000	323,280
				4,620,029
Miscellaneous revenue: 0.36%
Colorado Bridge Enterprise High Performance Transportation Enterprise AMT	4.00	12-31-2025	2,455,000	2,480,672
Colorado Bridge Enterprise High Performance Transportation Enterprise AMT	4.00	6-30-2026	4,050,000	4,096,430
				6,577,102
Tax revenue: 0.03%
Regional Transportation District Denver Transit Partners LLC Series A	4.00	7-15-2033	500,000	520,643
Transportation revenue: 0.14%
E-470 Public Highway Authority Series A	5.00	9-1-2024	450,000	455,960
E-470 Public Highway Authority Series A	5.00	9-1-2025	300,000	310,790
E-470 Public Highway Authority Series A	5.00	9-1-2026	1,750,000	1,855,579
				2,622,329
The accompanying notes are an integral part of these financial statements.
12 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.03%
Central Weld County Water District (AGM Insured)	5.00%	12-1-2027	$500,000	$545,202
				21,424,784
Connecticut: 2.33%
Education revenue: 0.42%
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2024	120,000	119,924
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2025	140,000	139,820
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2028	570,000	573,643
Connecticut State HEFA Yale University Series B-2øø	3.20	7-1-2037	5,000,000	5,052,036
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2024	250,000	253,121
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2025	400,000	410,537
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2026	585,000	610,994
Connecticut State Higher Education Supplement Loan Authority Series D	5.00	11-15-2025	500,000	520,920
				7,680,995
GO revenue: 0.60%
City of Bridgeport Series C	5.00	2-15-2026	1,325,000	1,378,071
City of Danbury BAN	5.00	1-24-2024	3,000,000	3,002,690
State of Connecticut Series C	4.00	6-1-2025	1,000,000	1,016,943
Town of Hamden Series A (BAM Insured)	5.00	8-1-2026	710,000	746,205
Town of Stratford Series B	5.00	1-30-2024	5,000,000	5,003,650
				11,147,559
Health revenue: 0.69%
Connecticut State HEFA Hartford HealthCare Obligated Group Series B-1øø	5.00	7-1-2053	11,500,000	11,655,090
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00	7-1-2026	375,000	389,458
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00	7-1-2027	250,000	263,930
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00	7-1-2028	300,000	321,479
				12,629,957
Housing revenue: 0.35%
Connecticut HFA Series A4 (SIFMA Municipal Swap+0.30%)±	4.17	11-15-2050	6,500,000	6,479,760
Tax revenue: 0.27%
State of Connecticut Special Tax Revenue Series A	5.00	5-1-2026	1,200,000	1,266,149
State of Connecticut Special Tax Revenue Series A	5.00	5-1-2027	3,400,000	3,677,386
				4,943,535
				42,881,806
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 13

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Delaware: 0.21%
Utilities revenue: 0.21%
Delaware State EDA Delmarva Power & Light Co. Series Aøø	1.05%	1-1-2031	$4,000,000	$3,842,777
District of Columbia: 0.97%
Airport revenue: 0.54%
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2025	6,320,000	6,494,809
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2026	1,180,000	1,237,177
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2027	1,000,000	1,068,868
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2028	1,000,000	1,086,811
				9,887,665
Housing revenue: 0.11%
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	5.00	7-15-2025	2,000,000	2,068,253
Water & sewer revenue: 0.32%
District of Columbia Water & Sewer Authority Series Cøø	1.75	10-1-2054	6,000,000	5,894,847
				17,850,765
Florida: 3.52%
Airport revenue: 0.66%
County of Miami-Dade Aviation Revenue AMT	5.00	10-1-2028	10,000,000	10,047,083
Greater Orlando Aviation Authority Series A AMT	5.00	10-1-2025	2,000,000	2,053,608
				12,100,691
Education revenue: 0.25%
Capital Projects Finance Authority Capital Corp. 2000F Series A-1	5.00	10-1-2024	500,000	502,496
Capital Projects Finance Authority Capital Corp. 2000F Series A-1	5.00	10-1-2025	1,000,000	1,014,077
Capital Projects Finance Authority Capital Corp. 2000F Series A-1	5.00	10-1-2026	1,000,000	1,025,124
Florida Higher Educational Facilities Financial Authority Institute of Technology, Inc.	5.00	10-1-2025	500,000	511,014
Florida Higher Educational Facilities Financial Authority Institute of Technology, Inc.	5.00	10-1-2026	750,000	775,745
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2026	250,000	251,399
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2027	255,000	257,472
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2028	270,000	273,704
				4,611,031
Health revenue: 0.12%
Halifax Hospital Medical Center Obligated Group	5.00	6-1-2029	1,360,000	1,410,317
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2024	145,000	143,734
The accompanying notes are an integral part of these financial statements.
14 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00%	12-15-2025	$180,000	$176,691
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2026	185,000	179,733
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2027	215,000	206,630
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2028	200,000	190,058
				2,307,163
Miscellaneous revenue: 0.59%
School Board of Miami-Dade County Series A COPøø	5.00	5-1-2031	10,115,000	10,174,529
Village Community Development District No. 15144A	4.25	5-1-2028	700,000	700,348
				10,874,877
Resource recovery revenue: 0.27%
Miami-Dade County IDA Waste Management, Inc. AMTøø	5.00	11-1-2041	5,000,000	5,025,160
Tax revenue: 0.33%
Leon County School District	4.00	9-1-2026	6,000,000	6,005,087
Transportation revenue: 0.28%
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2024	300,000	302,512
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2026	735,000	759,050
Miami-Dade County Expressway Authority Series A	5.00	7-1-2028	4,000,000	4,034,184
				5,095,746
Utilities revenue: 0.05%
Orlando Utilities Commission Series Bøø	1.25	10-1-2046	1,000,000	873,370
Water & sewer revenue: 0.97%
North Sumter County Utility Dependent District (AGM Insured)	5.00	10-1-2027	680,000	737,113
North Sumter County Utility Dependent District (AGM Insured)	5.00	10-1-2028	1,360,000	1,506,598
Tohopekaliga Water Authority144A	5.00	10-1-2025	14,160,000	14,730,121
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2026	400,000	423,928
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2027	200,000	215,759
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2028	250,000	276,713
				17,890,232
				64,783,357
Georgia: 4.30%
Airport revenue: 0.67%
City of Atlanta Airport Passenger Facility Charge Series A AMT	5.00	1-1-2029	12,430,000	12,430,000
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 15

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.06%
Cobb County Kennestone Hospital Authority WellStar Health System Obligated Group Series B	5.00%	4-1-2026	$1,000,000	$1,042,852
Industrial development revenue: 0.28%
Savannah EDA International Paper Co. Series Aøø	2.00	11-1-2033	1,000,000	982,726
Savannah EDA International Paper Co. Series B	1.90	8-1-2024	4,250,000	4,167,402
				5,150,128
Utilities revenue: 3.29%
Bartow County Development Authority Georgia Power Co.øø	3.95	12-1-2032	3,000,000	3,049,658
Development Authority of Burke County Georgia Power Co.øø	2.88	12-1-2049	3,500,000	3,437,705
Development Authority of Burke County Georgia Power Co. Series REMK-05øø	3.80	10-1-2032	8,500,000	8,564,434
Development Authority of Monroe County Georgia Power Co. Series 1støø	1.00	7-1-2049	2,500,000	2,268,681
Development Authority of Monroe County Oglethorpe Power Corp. Series Aøø	1.50	1-1-2039	1,500,000	1,441,349
Main Street Natural Gas, Inc. Series A	4.00	12-1-2027	4,000,000	4,004,809
Main Street Natural Gas, Inc. Series A	4.00	12-1-2028	3,345,000	3,345,982
Main Street Natural Gas, Inc. Series Aøø	4.00	7-1-2052	1,000,000	1,005,868
Main Street Natural Gas, Inc. Series A	5.00	6-1-2028	1,500,000	1,572,538
Main Street Natural Gas, Inc. Series Aøø	5.00	6-1-2053	3,920,000	4,156,858
Main Street Natural Gas, Inc. Series Bøø	5.00	12-1-2052	8,000,000	8,443,676
Main Street Natural Gas, Inc. Series Bøø	5.00	7-1-2053	3,000,000	3,198,600
Main Street Natural Gas, Inc. Series C	4.00	12-1-2026	1,100,000	1,101,396
Main Street Natural Gas, Inc. Series C	4.00	12-1-2027	1,215,000	1,216,461
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	10,500,000	10,103,931
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Series A (AGM Insured)	5.00	7-1-2027	300,000	322,771
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Series A (AGM Insured)	5.00	7-1-2028	300,000	329,101
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Series A (AGM Insured)	5.00	7-1-2029	600,000	668,691
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2025	200,000	203,285
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2026	300,000	312,402
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AGM Insured)	5.00	1-1-2027	165,000	175,610
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AGM Insured)	5.00	1-1-2028	200,000	217,155
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series B	5.00	1-1-2024	400,000	400,000
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series B	5.00	1-1-2025	1,000,000	1,014,563
				60,555,524
				79,178,504
The accompanying notes are an integral part of these financial statements.
16 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Guam: 0.30%
Airport revenue: 0.03%
Antonio B Won Pat International Airport Authority Series A AMT	5.00%	10-1-2028	$540,000	$553,475
Miscellaneous revenue: 0.09%
Territory of Guam Series F	5.00	1-1-2028	500,000	527,746
Territory of Guam Series F	5.00	1-1-2029	1,000,000	1,067,300
				1,595,046
Utilities revenue: 0.18%
Guam Power Authority Series A	5.00	10-1-2026	3,265,000	3,396,131
				5,544,652
Hawaii: 1.05%
GO revenue: 0.23%
City & County of Honolulu Series A	5.00	11-1-2024	1,000,000	1,017,947
City & County of Honolulu Series A	5.00	11-1-2025	3,000,000	3,125,685
				4,143,632
Housing revenue: 0.25%
City & County of Honolulu Komohale Maunakea Venture LP (Department of Housing and Urban Development Insured)øø	5.00	6-1-2027	4,500,000	4,680,032
Miscellaneous revenue: 0.45%
State of Hawaii Airports System Revenue AMT	5.25	8-1-2025	1,945,000	1,946,320
State of Hawaii Airports System Revenue AMT	5.25	8-1-2026	6,350,000	6,353,048
				8,299,368
Utilities revenue: 0.12%
State of Hawaii Department of Budget & Finance Series A AMT	3.10	5-1-2026	3,000,000	2,260,621
				19,383,653
Illinois: 10.02%
Airport revenue: 0.36%
Chicago Midway International Airport Series A AMT	5.00	1-1-2025	5,000,000	5,022,859
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.00	1-1-2029	315,000	345,263
Chicago O’Hare International Airport Series D AMT	5.00	1-1-2024	1,335,000	1,335,000
				6,703,122
Education revenue: 0.32%
Illinois Finance Authority Benedictine University	5.00	10-1-2027	630,000	625,946
Illinois Finance Authority Noble Network of Charter Schools	5.00	9-1-2025	465,000	465,906
Illinois State University Series A (AGM Insured)	5.00	4-1-2025	700,000	716,094
Illinois State University Series B (AGM Insured)	5.00	4-1-2024	415,000	416,619
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2026	825,000	837,020
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2027	780,000	799,091
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2027	400,000	422,021
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 17

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Southern Illinois University Series A (BAM Insured)	5.00%	4-1-2028	$500,000	$535,911
Western Illinois University (BAM Insured)	4.00	4-1-2024	1,000,000	1,000,836
				5,819,444
GO revenue: 6.33%
Boone McHenry & DeKalb Counties Community Unit School District 100 Series B	4.00	1-1-2027	4,525,000	4,656,503
Boone McHenry & DeKalb Counties Community Unit School District 100 Series B	4.00	1-1-2028	2,100,000	2,186,593
Chicago Board of Education Series A (NPFGC Insured)	5.50	12-1-2026	2,250,000	2,341,644
Chicago Board of Education Series B	5.00	12-1-2024	2,270,000	2,286,245
Chicago Board of Education Series B	5.00	12-1-2025	2,460,000	2,504,742
Chicago Board of Education Series C	5.00	12-1-2024	1,900,000	1,913,597
Chicago Board of Education Series D	5.00	12-1-2031	5,750,000	5,885,597
Chicago Park District Series A	5.00	1-1-2028	1,000,000	1,036,289
Chicago Park District Series A	5.00	1-1-2031	1,000,000	1,032,650
Chicago Park District Series D	5.00	1-1-2027	3,455,000	3,458,447
City of Chicago Series A	5.00	1-1-2026	5,000,000	5,150,077
City of Chicago Series A	5.00	1-1-2027	6,380,000	6,679,411
City of Chicago Series A	5.00	1-1-2028	3,000,000	3,182,461
City of Chicago Series A	5.00	1-1-2029	340,000	365,100
City of Chicago Series A	5.25	1-1-2029	2,240,000	2,240,923
City of Chicago Series A	5.25	1-1-2030	4,800,000	4,800,000
City of Chicago Series B	4.00	1-1-2030	6,316,000	6,395,045
City of Geneva	4.00	2-1-2027	450,000	466,595
City of Geneva	4.00	2-1-2028	280,000	293,023
Community Unit School District No. 427 DeKalb & Kane Counties Illinois Series B (AGM Insured)¤	0.00	1-1-2025	3,235,000	3,124,764
Cook County Township High School District No. 227 Rich Township Series B (BAM Insured)	4.00	12-1-2031	2,000,000	2,114,666
County of Cook Series A	5.00	11-15-2025	1,200,000	1,247,049
County of Cook Series A	5.00	11-15-2026	1,950,000	2,075,656
Grundy Kendall & Will Counties Community High School District No. 111 Minooka	4.00	5-1-2026	635,000	648,514
Grundy Kendall & Will Counties Community High School District No. 111 Minooka	4.00	5-1-2027	500,000	515,676
Kane Cook & DuPage etc. Counties Community College District No. 509 Elgin Series B	4.00	12-15-2026	960,000	999,151
Kane Cook & DuPage etc. Counties Community College District No. 509 Elgin Series B	4.00	12-15-2027	795,000	840,421
Macon County School District No. 61 Decatur Series C (AGM Insured)	4.00	1-1-2024	475,000	475,000
Macon County School District No. 61 Decatur Series C (AGM Insured)	4.00	1-1-2027	600,000	621,972
RBC Municipal Products, Inc. Trust Series 2023-E-156144Aø	3.13	11-25-2026	10,000,000	10,000,000
State of Illinois	5.00	5-1-2028	2,000,000	2,009,835
State of Illinois	5.00	4-1-2029	1,470,000	1,475,320
State of Illinois	5.25	2-1-2030	2,250,000	2,252,941
State of Illinois Series B	5.00	5-1-2030	13,500,000	15,053,296
The accompanying notes are an integral part of these financial statements.
18 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
State of Illinois Series D	5.00%	11-1-2027	$9,975,000	$10,720,793
Village of Matteson Series A (BAM Insured)	4.00	12-1-2025	500,000	509,033
Village of Matteson Series A (BAM Insured)	4.00	12-1-2027	575,000	599,174
Village of Matteson Series B (BAM Insured)	4.00	12-1-2025	400,000	406,779
Village of Matteson Series C (BAM Insured)	4.00	12-1-2026	200,000	205,800
Village of Matteson Series C (BAM Insured)	4.00	12-1-2027	300,000	312,274
Whiteside & Lee Counties Community Unit School District No. 5 Sterling Series A (BAM Insured)	4.00	12-1-2024	1,490,000	1,502,421
Will County Community School District No. 161 Summit Hill	4.00	1-1-2024	2,000,000	2,000,000
				116,585,477
Health revenue: 0.68%
Illinois Finance Authority Advocate Aurora Health Obligated Group Series 2008-A-2	4.00	11-1-2030	2,995,000	3,064,093
Illinois Finance Authority OSF Healthcare System Obligated Group Series A	5.00	11-15-2027	800,000	825,212
Illinois Finance Authority OSF Healthcare System Obligated Group Series B-2øø	5.00	5-15-2050	4,175,000	4,345,070
Illinois Finance Authority Presbyterian Homes Obligated Group Series B (SIFMA Municipal Swap+0.70%)±	4.57	5-1-2042	2,250,000	2,203,535
Illinois Finance Authority University of Illinois	5.00	10-1-2025	500,000	512,206
Illinois Finance Authority University of Illinois	5.00	10-1-2026	600,000	625,537
Illinois Finance Authority Washington & Jane Smith Community - Orland Park	4.00	10-15-2026	465,000	439,744
Illinois Finance Authority Washington & Jane Smith Community - Orland Park	4.00	10-15-2027	480,000	446,363
				12,461,760
Housing revenue: 0.75%
City of Chicago Heights Olympic Village LLC (FHA Insured)øø	2.88	8-1-2027	4,500,000	4,431,100
Illinois Housing Development Authority Marshall Field Preservation LP (SIFMA Municipal Swap+1.00%)±	4.87	5-15-2050	7,500,000	7,478,459
Metropolitan Pier & Exposition Authority Series A	3.00	6-15-2025	2,000,000	1,980,863
				13,890,422
Miscellaneous revenue: 0.01%
City of Chicago Lakeshore East Special Assessment Area144A	3.04	12-1-2028	241,000	227,913
Tax revenue: 0.68%
Huntley Special Service Area No. 6 (BAM Insured)	2.20	3-1-2024	409,000	408,008
Sales Tax Securitization Corp. Series A	5.00	1-1-2028	5,000,000	5,448,666
State of Illinois Sales Tax Revenue	5.00	6-15-2024	585,000	585,545
State of Illinois Sales Tax Revenue Series C	4.00	6-15-2025	4,000,000	4,034,747
State of Illinois Sales Tax Revenue Series C	4.00	6-15-2027	370,000	375,403
State of Illinois Sales Tax Revenue Series D	5.00	6-15-2027	1,275,000	1,323,077
Village of Hillside Mannheim Redevelopment Project Area	5.00	1-1-2024	330,000	330,000
				12,505,446
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 19

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.12%
Illinois State Toll Highway Authority Series C	5.00%	1-1-2027	$2,050,000	$2,196,466
Utilities revenue: 0.22%
City of Springfield Electric Revenue	5.00	3-1-2029	3,925,000	3,993,710
Water & sewer revenue: 0.55%
City of Chicago Wastewater Transmission Revenue Series C	5.00	1-1-2030	1,500,000	1,523,949
City of Chicago Waterworks Revenue	5.00	11-1-2028	2,500,000	2,627,514
City of Chicago Waterworks Revenue (BAM Insured)	5.00	11-1-2030	3,500,000	3,683,432
City of Joliet Waterworks & Sewerage Revenue BAN	5.00	1-1-2024	2,000,000	2,000,000
City of Waukegan Water & Sewer System Revenue (AGM Insured)	5.00	12-30-2027	280,000	304,441
				10,139,336
				184,523,096
Indiana: 1.69%
Health revenue: 0.51%
Indiana Finance Authority Deaconess Health System Obligated Group Series B (SIFMA Municipal Swap+0.30%)±	4.17	3-1-2039	5,545,000	5,372,791
Indiana Finance Authority Franciscan Alliance, Inc. Obligated Group Series B	5.00	11-1-2024	3,000,000	3,047,905
Indiana Finance Authority Franciscan Alliance, Inc. Obligated Group Series C	5.00	11-1-2024	1,000,000	1,015,968
				9,436,664
Housing revenue: 0.13%
Mishawaka RDA (BAM Insured)	5.00	2-15-2027	1,025,000	1,096,948
Tippecanoe County School Building Corp. Series B	5.00	1-15-2028	175,000	190,511
Tippecanoe County School Building Corp. Series B	5.00	7-15-2028	225,000	247,527
Tippecanoe County School Building Corp. Series B	5.00	1-15-2029	275,000	305,687
Tippecanoe County School Building Corp. Series B	5.00	1-15-2030	500,000	564,394
				2,405,067
Miscellaneous revenue: 0.52%
Indianapolis Local Public Improvement Bond Bank Series A	5.00	6-1-2026	3,000,000	3,149,199
Indianapolis Local Public Improvement Bond Bank Series A	5.00	6-1-2027	6,000,000	6,439,530
				9,588,729
Utilities revenue: 0.15%
Indiana Finance Authority Ohio Valley Electric Corp. Series A	4.25	11-1-2030	2,630,000	2,663,624
Water & sewer revenue: 0.38%
Terre Haute Sanitary District	5.25	9-28-2028	7,000,000	7,028,019
				31,122,103
Iowa: 0.71%
Education revenue: 0.05%
Iowa Student Loan Liquidity Corp. Series B AMT	5.00	12-1-2024	1,000,000	1,011,395
The accompanying notes are an integral part of these financial statements.
20 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.10%
City of Indianola	3.00%	6-1-2027	$855,000	$860,643
City of Indianola	4.00	6-1-2028	880,000	934,107
				1,794,750
Utilities revenue: 0.56%
PEFA, Inc.øø	5.00	9-1-2049	10,000,000	10,242,713
				13,048,858
Kansas: 0.60%
GO revenue: 0.44%
City of Dodge City Series 2023-1	4.13	9-1-2025	3,000,000	3,020,163
City of Valley Center Series 1	4.38	12-1-2025	5,000,000	5,019,519
				8,039,682
Health revenue: 0.16%
City of Topeka Congregational Home Obligated Group Series B	5.13	12-1-2026	1,000,000	993,959
City of Wichita Presbyterian Manors Obligated Group	4.00	5-15-2024	1,015,000	1,006,547
City of Wichita Presbyterian Manors Obligated Group	5.00	5-15-2025	1,055,000	1,037,361
				3,037,867
				11,077,549
Kentucky: 3.19%
Education revenue: 0.08%
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2027	525,000	515,559
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2028	545,000	531,625
Kentucky Bond Development Corp. Centre College of Kentucky	4.00	6-1-2026	210,000	214,256
Kentucky Bond Development Corp. Centre College of Kentucky	4.00	6-1-2028	250,000	261,114
				1,522,554
Health revenue: 0.23%
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series Cøø	5.00	10-1-2047	4,000,000	4,178,800
Industrial development revenue: 0.15%
County of Boone Duke Energy Kentucky, Inc. Series A	3.70	8-1-2027	2,750,000	2,739,716
Miscellaneous revenue: 0.30%
Kentucky Interlocal School Transportation Association COP	4.00	3-1-2027	1,130,000	1,152,664
Kentucky Interlocal School Transportation Association COP	4.00	3-1-2029	1,000,000	1,027,300
Kentucky State University (BAM Insured)	5.00	11-1-2027	160,000	173,460
Kentucky State University (BAM Insured)	5.00	11-1-2028	200,000	221,477
Rural Water Financing Agency Public Projects Construction Series A	3.00	5-1-2024	3,000,000	2,991,468
				5,566,369
Utilities revenue: 2.32%
County of Trimble Louisville Gas & Electric Co. Series A AMTøø	1.30	9-1-2044	6,000,000	5,304,488
Kentucky Public Energy Authority Series A-1øø	4.00	12-1-2049	9,500,000	9,516,943
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 21

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Kentucky Public Energy Authority Series Bøø	4.00%	1-1-2049	$21,085,000	$21,089,666
Louisville/Jefferson County Metropolitan Government Louisville Gas & Electric Co. Series B AMT	1.35	11-1-2027	7,500,000	6,887,711
				42,798,808
Water & sewer revenue: 0.11%
County of Owen American Water/Kentucky-American Water Co. Obligated Groupøø	3.88	6-1-2040	2,000,000	2,035,560
				58,841,807
Louisiana: 1.66%
GO revenue: 0.16%
City of Shreveport	5.00	9-1-2027	1,420,000	1,438,809
State of Louisiana Series A	5.00	2-1-2027	1,570,000	1,572,000
				3,010,809
Health revenue: 0.41%
Louisiana Public Facilities Authority Children’s Medical Center Obligated Group Series A3øø	5.00	6-1-2045	3,250,000	3,491,828
Louisiana Public Facilities Authority Ochsner Clinic Foundation Obligated Group Series Bøø	5.00	5-15-2050	4,000,000	4,079,526
				7,571,354
Industrial development revenue: 0.78%
Parish of St. John the Baptist Marathon Oil Corp. Series A-2øø	2.10	6-1-2037	14,450,000	14,254,640
Miscellaneous revenue: 0.26%
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Sewerage Commission Series Bøø	0.88	2-1-2046	5,000,000	4,844,867
Water & sewer revenue: 0.05%
East Baton Rouge Sewerage Commission Series Aøø	1.30	2-1-2041	1,000,000	891,216
				30,572,886
Maine: 0.10%
Education revenue: 0.03%
Finance Authority of Maine Class A Series 2019 A-1 AMT (AGM Insured)	5.00	12-1-2025	425,000	436,127
Health revenue: 0.07%
Maine Health & Higher Educational Facilities Authority Maine Health Obligated Group Series A	5.00	7-1-2026	500,000	523,060
Maine Health & Higher Educational Facilities Authority Series A	5.00	7-1-2025	810,000	831,698
				1,354,758
				1,790,885
The accompanying notes are an integral part of these financial statements.
22 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Maryland: 1.40%
Health revenue: 0.20%
Maryland Health & Higher Educational Facilities Authority Doctors Hospital, Inc. Obligated Group Series A	5.00%	7-1-2031	$3,500,000	$3,659,227
Housing revenue: 0.87%
Maryland Community Development Administration Series C	3.00	4-1-2024	5,000,000	4,983,456
Maryland Community Development Administration South Street Senior LLC Series D	3.15	7-1-2024	4,000,000	3,966,164
Maryland Community Development Administration Woodside Preservation LP Series A144A	1.33	1-1-2024	7,000,000	7,000,000
				15,949,620
Transportation revenue: 0.33%
Maryland Economic Development Corp. Purple Line Transit Partners LLC Series A AMT	5.00	11-12-2028	6,000,000	6,157,874
				25,766,721
Massachusetts: 0.26%
Education revenue: 0.08%
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2027	250,000	247,032
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2028	330,000	325,198
Massachusetts Development Finance Agency Springfield College Series A	5.00	6-1-2026	420,000	430,034
Massachusetts Development Finance Agency Springfield College Series A	5.00	6-1-2027	440,000	456,082
				1,458,346
Health revenue: 0.18%
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series T-1 (SIFMA Municipal Swap+0.60%)144A±	4.47	7-1-2049	2,600,000	2,575,809
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AGM Insured)	5.00	10-1-2026	300,000	315,021
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AGM Insured)	5.00	10-1-2027	410,000	439,136
				3,329,966
				4,788,312
Michigan: 2.81%
Education revenue: 0.07%
Lake Superior State University (AGM Insured)	4.00	11-15-2026	390,000	401,387
Lake Superior State University (AGM Insured)	4.00	11-15-2027	405,000	422,093
Lake Superior State University (AGM Insured)	4.00	11-15-2028	405,000	425,923
				1,249,403
GO revenue: 0.03%
Clawson Public Schools (SBLF Insured)	4.00	5-1-2026	285,000	293,462
Clawson Public Schools (SBLF Insured)	4.00	5-1-2028	300,000	317,427
				610,889
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 23

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 1.02%
Michigan Finance Authority Bronson Health Care Group Obligated Group Series Cøø	3.75%	11-15-2049	$7,600,000	$7,696,507
Michigan Finance Authority Corewell Health Obligated Group Series C (SIFMA Municipal Swap+0.75%)±	4.62	4-15-2047	10,500,000	10,440,213
Michigan Strategic Fund Holland Home Obligated Group	4.00	11-15-2024	580,000	572,992
				18,709,712
Industrial development revenue: 1.15%
Michigan Strategic Fund Consumers Energy Co. AMTøø	1.80	10-1-2049	19,500,000	19,196,061
Michigan Strategic Fund Graphic Packaging International LLC AMTøø	4.00	10-1-2061	2,000,000	1,972,820
				21,168,881
Utilities revenue: 0.54%
Michigan Strategic Fund DTE Electric Co. Series 2023-DT AMTøø	3.88	6-1-2053	10,000,000	9,978,103
				51,716,988
Minnesota: 3.25%
Airport revenue: 0.06%
Minneapolis-St. Paul Metropolitan Airports Commission Series B AMT	5.00	1-1-2025	1,100,000	1,116,558
GO revenue: 0.12%
Hastings Independent School District No. 200 Series A CAB¤	0.00	2-1-2024	1,015,000	1,012,490
State of Minnesota Series A	5.00	8-1-2030	1,155,000	1,166,526
				2,179,016
Health revenue: 1.62%
City of Minneapolis Allina Health Obligated Group Series Bøø	5.00	11-15-2053	15,500,000	17,193,970
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2030	1,000,000	1,024,948
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group Series A	5.00	7-1-2031	11,500,000	11,725,827
				29,944,745
Miscellaneous revenue: 0.59%
Duluth Independent School District No. 709 Series B	5.00	2-1-2024	425,000	425,626
Duluth Independent School District No. 709 Series B	5.00	2-1-2025	375,000	383,325
JPMorgan Chase Putters/Drivers Trust AMT144Aø	4.85	3-20-2024	10,000,000	10,000,000
				10,808,951
Utilities revenue: 0.86%
Central Minnesota Municipal Power Agency (AGM Insured)	5.00	1-1-2027	400,000	427,624
Central Minnesota Municipal Power Agency (AGM Insured)	5.00	1-1-2028	500,000	545,660
Minnesota Municipal Gas Agency Series B (U.S. SOFR+1.00%)±	4.61	12-1-2052	15,000,000	14,849,955
				15,823,239
				59,872,509
The accompanying notes are an integral part of these financial statements.
24 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Mississippi: 0.14%
Health revenue: 0.14%
Mississippi Hospital Equipment & Facilities Authority Baptist Memorial Health Care Obligated Group Series A-1øø	5.00%	9-1-2044	$2,500,000	$2,551,064
Industrial development revenue: 0.00%
Mississippi Business Finance Corp. Power Co. AMTø	4.60	5-1-2028	120,000	120,000
				2,671,064
Missouri: 1.49%
Education revenue: 0.14%
HEFA of the State of Missouri Webster University	5.00	4-1-2026	2,630,000	2,599,096
GO revenue: 0.28%
Liberty Public School District No. 53	5.00	3-1-2024	5,225,000	5,240,838
Housing revenue: 0.84%
County of Jackson Series A	5.00	12-1-2026	2,985,000	3,158,507
County of Jackson Series A	5.00	12-1-2030	2,040,000	2,323,747
Missouri Public Utilities Commission	4.00	12-1-2024	10,000,000	10,022,094
				15,504,348
Miscellaneous revenue: 0.04%
County of Barry COP	5.00	10-1-2028	610,000	654,026
Utilities revenue: 0.19%
Missouri State Environmental Improvement & Energy Resources Authority Evergy Metro, Inc. AMTøø	3.50	5-1-2038	3,500,000	3,476,861
				27,475,169
Montana: 0.19%
Health revenue: 0.19%
Montana Facility Finance Authority Billings Clinic Obligated Group Series A	5.00	8-15-2024	375,000	379,508
Montana Facility Finance Authority Billings Clinic Obligated Group Series A	5.00	8-15-2025	325,000	336,080
Montana Facility Finance Authority Billings Clinic Obligated Group Series A	5.00	8-15-2027	500,000	535,631
Montana Facility Finance Authority Billings Clinic Obligated Group Series A	5.00	8-15-2028	2,015,000	2,196,768
				3,447,987
Nebraska: 0.86%
Airport revenue: 0.06%
Lincoln Airport Authority AMT	5.00	7-1-2028	1,000,000	1,079,407
Education revenue: 0.12%
County of Douglas Creighton University Series B (SIFMA Municipal Swap+0.53%)±	4.40	7-1-2035	2,205,000	2,168,524
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 25

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.18%
Douglas County Hospital Authority No. 2 Children’s Hospital Obligated Group Series Bøø	5.00%	11-15-2053	$3,250,000	$3,331,222
Utilities revenue: 0.50%
Central Plains Energy Project (Royal Bank of Canada LIQ)øø	4.00	12-1-2049	5,610,000	5,640,832
Central Plains Energy Project No. 4 Series Aøø	5.00	5-1-2054	3,500,000	3,710,225
				9,351,057
				15,930,210
Nevada: 0.29%
GO revenue: 0.29%
Clark County School District Series B (AGM Insured)	5.00	6-15-2027	5,000,000	5,394,834
New Jersey: 2.24%
Airport revenue: 0.11%
New Jersey EDA Port Newark Container Terminal LLC AMT	5.00	10-1-2024	2,000,000	2,009,142
GO revenue: 1.11%
Borough of Hampton BAN	4.25	1-11-2024	1,318,767	1,318,741
City of Newark Series B	5.00	9-27-2024	4,657,000	4,687,095
City of Trenton BAN	6.00	5-31-2024	13,549,000	13,679,045
Newark Board of Education (BAM Insured)	5.00	7-15-2027	350,000	375,296
Newark Board of Education (BAM Insured)	5.00	7-15-2028	350,000	382,225
				20,442,402
Housing revenue: 0.46%
New Jersey EDA Motor Vehicle Surcharge Revenue Series DDD	5.00	6-15-2024	2,605,000	2,628,191
New Jersey Housing & Mortgage Finance Agency Single-Family Home Mortgage Series B AMT	3.10	4-1-2024	2,170,000	2,165,539
New Jersey Housing & Mortgage Finance Agency Single-Family Home Mortgage Series B AMT	3.25	4-1-2025	2,465,000	2,448,625
New Jersey Housing & Mortgage Finance Agency Single-Family Home Mortgage Series D AMT	2.90	10-1-2025	1,200,000	1,183,661
				8,426,016
Miscellaneous revenue: 0.29%
New Jersey TTFA Series A	5.00	6-15-2024	5,290,000	5,331,809
Water & sewer revenue: 0.27%
New Jersey EDA American Water Co., Inc. Series B AMTøø	3.75	11-1-2034	5,000,000	5,050,196
				41,259,565
New Mexico: 0.55%
Industrial development revenue: 0.55%
City of Farmington Public Service Co. of New Mexico Series Døø	3.90	6-1-2040	10,000,000	10,130,027
New York: 10.10%
Airport revenue: 0.85%
Albany County Airport Authority Series B AMT	5.00	12-15-2026	1,070,000	1,120,237
The accompanying notes are an integral part of these financial statements.
26 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00%	12-1-2027	$5,000,000	$5,298,849
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2026	490,000	510,955
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2027	500,000	529,885
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2028	500,000	538,169
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2029	500,000	545,204
Port Authority of New York & New Jersey AMT	5.00	9-1-2026	7,150,000	7,199,627
				15,742,926
Education revenue: 0.37%
City of New Rochelle Iona College Series A	5.00	7-1-2031	1,070,000	1,087,038
Hempstead Town Local Development Corp. Academy Charter School Series A	4.05	2-1-2031	1,000,000	921,421
Hempstead Town Local Development Corp. Academy Charter School Series B	4.76	2-1-2027	1,340,000	1,312,215
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2025	600,000	613,082
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2028	825,000	866,457
St. Lawrence County Industrial Development Agency Clarkson University Capital Region Campus Series Bøø	1.55	9-1-2042	1,000,000	975,717
St. Lawrence County Industrial Development Agency St. Lawrence University	5.00	7-1-2026	400,000	420,415
St. Lawrence County Industrial Development Agency St. Lawrence University	5.00	7-1-2027	510,000	547,301
				6,743,646
GO revenue: 1.32%
City of Long Beach Series A BAN	4.00	2-16-2024	2,985,000	2,984,496
City of Long Beach Series A BAN	5.00	2-16-2024	4,528,435	4,533,503
City of Poughkeepsie	4.00	4-15-2027	480,000	480,340
County of Suffolk Series A (BAM Insured)	5.00	6-15-2028	3,215,000	3,579,277
Hermon-DeKalb Central School District BAN	4.50	6-28-2024	5,020,000	5,041,097
Village of Ilion	5.13	5-10-2024	2,000,000	2,003,150
Village of Lowville Series A	4.63	8-22-2024	5,000,000	5,001,455
Village of Washingtonville	7.25	10-4-2024	700,000	706,249
				24,329,567
Health revenue: 0.66%
Broome County Local Development Corp. United Health Services Hospitals Obligated Group (AGM Insured)	5.00	4-1-2026	500,000	520,321
Broome County Local Development Corp. United Health Services Hospitals Obligated Group (AGM Insured)	5.00	4-1-2027	950,000	1,005,005
New York State Dormitory Authority Montefiore Obligated Group Series A	5.00	8-1-2024	1,600,000	1,605,289
New York State Dormitory Authority Montefiore Obligated Group Series A	5.00	8-1-2025	3,000,000	3,018,693
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 27

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
New York State Dormitory Authority Montefiore Obligated Group Series A	5.00%	8-1-2026	$1,000,000	$1,025,446
New York State Dormitory Authority Northwell Health Obligated Group Series B2øø	5.00	5-1-2048	4,000,000	4,004,642
Westchester County Local Development Corp. Purchase Senior Learning Community Obligated Group Series D144A	2.88	7-1-2026	1,000,000	981,836
				12,161,232
Housing revenue: 0.70%
New York City Housing Development Corp. Series Aøø	3.70	5-1-2063	5,500,000	5,541,344
New York City Housing Development Corp. Series G-2 AMT	1.80	5-1-2024	400,000	398,159
New York City Housing Development Corp. Series G-2 AMT	1.85	11-1-2024	400,000	395,852
New York City Housing Development Corp. Series G-2 AMT	1.90	5-1-2025	515,000	507,459
New York City Housing Development Corp. Series G-2 AMT	1.95	11-1-2025	520,000	510,486
New York City Housing Development Corp. Series G-2 AMT	2.00	5-1-2026	535,000	515,703
New York Liberty Development Corp. Series A	1.20	11-15-2028	2,500,000	2,221,559
New York State Housing Finance Agency Series J-2 (Department of Housing and Urban Development Insured)øø	1.10	11-1-2061	2,500,000	2,281,612
New York State Housing Finance Agency Series K2 (Department of Housing and Urban Development Insured)øø	1.00	11-1-2061	500,000	465,889
				12,838,063
Industrial development revenue: 2.14%
New York Transportation Development Corp. Delta Air Lines, Inc. Series A AMT	5.00	1-1-2024	7,205,000	7,205,000
New York Transportation Development Corp. Delta Air Lines, Inc. Series A AMT	5.00	1-1-2025	22,925,000	23,101,747
New York Transportation Development Corp. Delta Air Lines, Inc. Series A AMT	5.00	1-1-2026	3,965,000	4,019,012
New York Transportation Development Corp. Delta Air Lines, Inc. Series A AMT	5.00	1-1-2028	5,000,000	5,160,469
				39,486,228
Miscellaneous revenue: 1.25%
Greater Southern Tier Board of Cooperative Educational Services District	4.50	6-28-2024	3,500,000	3,502,472
New York City Industrial Development Agency Queens Ballpark Co. LLC Series A (AGM Insured)	5.00	1-1-2024	1,250,000	1,250,000
New York City Industrial Development Agency Queens Ballpark Co. LLC Series A (AGM Insured)	5.00	1-1-2030	1,000,000	1,113,989
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series A2øø	2.00	5-15-2045	6,000,000	5,615,104
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series B	5.00	5-15-2024	1,000,000	1,007,022
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series B	5.00	5-15-2026	10,000,000	10,585,560
				23,074,147
The accompanying notes are an integral part of these financial statements.
28 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue: 0.07%
New York State Environmental Facilities Corp. Casella Waste Systems, Inc. Series R-2144Aøø	5.13%	9-1-2050	$1,200,000	$1,215,320
Tax revenue: 0.72%
New York City Transitional Finance Authority Future Tax Secured Revenue Series C-4ø	4.10	11-1-2044	13,275,000	13,275,000
Transportation revenue: 1.39%
Metropolitan Transportation Authority Series A2	5.00	11-15-2028	3,500,000	3,658,267
Metropolitan Transportation Authority Series A2øø	5.00	11-15-2045	8,310,000	9,006,389
Metropolitan Transportation Authority Series B	5.00	11-15-2028	365,000	400,267
Metropolitan Transportation Authority Series C	5.00	11-15-2030	2,710,000	2,735,036
Metropolitan Transportation Authority Series D	5.00	11-15-2026	4,475,000	4,736,803
Metropolitan Transportation Authority Series Døø	5.00	11-15-2034	5,000,000	5,058,989
				25,595,751
Utilities revenue: 0.50%
Long Island Power Authority Series Bøø	1.50	9-1-2051	3,500,000	3,306,833
Long Island Power Authority Series Bøø	1.65	9-1-2049	6,000,000	5,924,296
				9,231,129
Water & sewer revenue: 0.13%
New York City Municipal Water Finance Authority Water & Sewer System Series DD	5.00	6-15-2026	2,225,000	2,361,133
				186,054,142
North Carolina: 0.82%
Health revenue: 0.19%
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series Eøø	0.80	1-15-2048	1,500,000	1,433,100
North Carolina Medical Care Commission Friends Homes Obligated Group Series B2	2.30	9-1-2025	1,250,000	1,204,295
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	5.00	3-1-2026	245,000	245,829
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	5.00	3-1-2027	295,000	296,006
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	5.00	3-1-2028	305,000	305,774
				3,485,004
Housing revenue: 0.31%
North Carolina Capital Facilities Finance Agency Arc of North Carolina Obligated Group Series A (Department of Housing and Urban Development Insured)	5.00	10-1-2028	1,155,000	1,156,864
North Carolina Housing Finance Agency Wind Crest Senior Living LP	4.50	6-1-2024	4,500,000	4,501,735
				5,658,599
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 29

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.05%
Columbus County Industrial Facilities & PCFA International Paper Co. Series Aøø	2.00%	11-1-2033	$1,000,000	$982,726
Resource recovery revenue: 0.27%
North Carolina Capital Facilities Finance Agency Republic Services, Inc. AMTøø	4.35	6-1-2038	5,000,000	4,999,776
				15,126,105
North Dakota: 0.52%
Health revenue: 0.52%
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2025	380,000	385,590
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2026	435,000	446,077
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2027	1,125,000	1,165,495
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2028	1,525,000	1,594,915
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2029	1,750,000	1,846,603
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2030	3,410,000	3,611,043
City of Grand Forks Altru Health System Obligated Group Series A (AGM Insured)	5.00	12-1-2030	200,000	224,873
City of Grand Forks Altru Health System Obligated Group Series A (AGM Insured)	5.00	12-1-2031	325,000	369,751
				9,644,347
Ohio: 3.80%
GO revenue: 0.83%
City of Cleveland Series A	5.00	12-1-2026	3,610,000	3,760,363
City of Delaware BAN	4.63	7-3-2024	3,550,000	3,564,865
City of Forest Park BAN	4.25	5-22-2024	3,444,000	3,454,637
City of Uhrichsville BAN	5.25	6-6-2024	895,000	901,100
City of Wooster	4.50	6-7-2024	2,750,000	2,762,459
Marion Local School District	5.13	6-3-2024	815,000	817,567
				15,260,991
Health revenue: 0.89%
County of Allen Hospital Facilities Revenue Bon Secours Mercy Health, Inc. Series B-1øø	5.00	10-1-2049	10,000,000	10,556,275
County of Franklin Ohio Living Obligated Group	5.00	7-1-2031	2,000,000	2,005,180
County of Hamilton UC Health Obligated Group	5.00	9-15-2026	655,000	672,770
State of Ohio Premier Health Partners Obligated Group	5.00	11-15-2025	265,000	271,546
State of Ohio University Hospitals Health System, Inc. Obligated Group Series Bøø	5.00	1-15-2050	2,905,000	2,953,868
				16,459,639
Housing revenue: 0.61%
Cuyahoga Metropolitan Housing Authority Wade Park LP (FHA Insured)øø	4.75	12-1-2027	4,000,000	4,075,283
The accompanying notes are an integral part of these financial statements.
30 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Ohio Housing Finance Agency Boardwalk Glenville Apartments LP Series A (Department of Housing and Urban Development Insured)øø	3.50%	7-1-2025	$3,550,000	$3,543,391
Ohio Housing Finance Agency Glen Meadows Multifamily LLC Series A	4.98	11-1-2024	3,500,000	3,533,819
				11,152,493
Industrial development revenue: 0.20%
Ohio Air Quality Development Authority Valley Electric Corp. Series A	2.88	2-1-2026	3,750,000	3,616,779
Miscellaneous revenue: 0.04%
Dayton City School District COP	3.00	12-1-2026	180,000	181,035
Dayton City School District COP	3.00	12-1-2027	270,000	272,226
Dayton City School District COP	4.00	12-1-2028	230,000	242,332
				695,593
Resource recovery revenue: 0.63%
Ohio Air Quality Development Authority American Electric Power Co., Inc. Series Døø	1.90	5-1-2026	12,000,000	11,700,346
Tax revenue: 0.31%
City of Akron Income Tax Revenue	4.00	12-1-2027	3,540,000	3,695,501
City of Akron Income Tax Revenue	4.00	12-1-2028	2,000,000	2,113,822
				5,809,323
Utilities revenue: 0.29%
American Municipal Power, Inc. AMP Fremont Energy Center Revenue Series A	5.00	2-15-2027	400,000	426,470
American Municipal Power, Inc. AMP Fremont Energy Center Revenue Series A	5.00	2-15-2029	350,000	389,115
American Municipal Power, Inc. Combined Hydroelectric Revenue Series A	5.00	2-15-2025	1,200,000	1,227,161
American Municipal Power, Inc. Combined Hydroelectric Revenue Series A	5.00	2-15-2026	1,500,000	1,563,215
American Municipal Power, Inc. Combined Hydroelectric Revenue Series A	5.00	2-15-2027	1,600,000	1,705,878
				5,311,839
				70,007,003
Oklahoma: 1.69%
GO revenue: 0.13%
Canadian County Independent School District No. 34 El Reno	3.65	7-1-2025	2,355,000	2,357,380
Health revenue: 0.27%
Comanche County Hospital Authority	5.00	7-1-2025	600,000	601,768
Comanche County Hospital Authority	5.00	7-1-2027	1,800,000	1,803,132
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 31

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Oklahoma Development Finance Authority INTEGRIS Health Obligated Group Series A	5.00%	8-15-2031	$2,000,000	$2,032,696
Oklahoma Development Finance Authority OU Medicine Obligated Group Series B	5.00	8-15-2024	600,000	599,887
				5,037,483
Housing revenue: 1.13%
Cleveland County Educational Facilities Authority Independent School District No. 29 Norman Series A	5.00	6-1-2030	2,540,000	2,853,366
Kingfisher Special Projects Authority Independent School District No. 7 Kingfisher	4.00	3-1-2026	2,005,000	2,048,546
Mcintosh County Educational Facilities Authority Independent School District No. 19 Checotah	2.00	9-1-2027	415,000	391,744
Oklahoma Capitol Improvement Authority Series A	5.00	7-1-2029	5,880,000	5,917,001
Oklahoma County Finance Authority Independent School District No. 9 Jones	4.00	9-1-2025	550,000	558,316
Oklahoma County Finance Authority Independent School District No. 9 Jones	4.00	9-1-2026	590,000	603,958
Ottawa County Educational Facilities Authority Independent School District No. 23 Miami	5.00	9-1-2024	1,080,000	1,090,757
Ottawa County Educational Facilities Authority Independent School District No. 23 Miami	5.00	9-1-2025	930,000	954,287
Tulsa County Industrial Authority Independent School District No. 3 Broken Arrow	5.00	9-1-2025	3,000,000	3,004,324
Wagoner County School Development Authority Independent School District No. 19 Wagoner	4.00	9-1-2025	1,255,000	1,274,179
Washington County Educational Facilities Authority Independent School District No. 7 Dewey	5.00	9-1-2031	445,000	488,703
Weatherford Industrial Trust Independent School District No. 26 Weatherford	5.00	3-1-2027	1,475,000	1,564,875
				20,750,056
Miscellaneous revenue: 0.12%
Kay County Public Buildings Authority County of Kay Sales Tax Revenue	2.38	4-1-2026	750,000	718,613
Kay County Public Buildings Authority Sales Tax Revenue	2.25	4-1-2024	720,000	716,531
Kay County Public Buildings Authority Sales Tax Revenue	2.25	4-1-2025	735,000	714,875
				2,150,019
Tax revenue: 0.04%
Jackson County Facilities Authority Courthouse Project	4.00	10-1-2027	810,000	840,527
				31,135,465
Oregon: 0.45%
Airport revenue: 0.07%
Port of Portland Airport Revenue Series 2023-XM1101 AMT	5.00	7-1-2026	1,240,000	1,290,221
The accompanying notes are an integral part of these financial statements.
32 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.05%
Port of Morrow Series A	4.00%	6-1-2026	$345,000	$352,718
Port of Morrow Series A	4.00	6-1-2027	535,000	554,231
				906,949
Health revenue: 0.06%
Hospital Facilities Authority of Multnomah County Oregon Terwilliger Plaza, Inc. Obligated Group	0.95	6-1-2027	1,200,000	1,074,056
Industrial development revenue: 0.27%
Oregon State Business Development Commission Intel Corp. Series 232øø	3.80	12-1-2040	5,000,000	5,105,087
				8,376,313
Pennsylvania: 7.93%
Airport revenue: 0.97%
Allegheny County Airport Authority Series A AMT	5.00	1-1-2027	2,000,000	2,093,956
Allegheny County Airport Authority Series A AMT	5.00	1-1-2028	2,000,000	2,129,404
City of Philadelphia Airport Revenue Series A	5.00	7-1-2026	1,160,000	1,224,939
City of Philadelphia Airport Revenue Series A	5.00	7-1-2027	1,400,000	1,514,529
City of Philadelphia Airport Revenue Series C AMT	5.00	7-1-2024	10,745,000	10,816,291
				17,779,119
Education revenue: 1.00%
Cumberland County Municipal Authority Messiah Collegeøø	3.15	5-1-2044	3,500,000	3,493,553
Huntingdon County General Authority Juniata College Series T	5.00	10-1-2027	385,000	399,886
Huntingdon County General Authority Juniata College Series T	5.00	10-1-2028	415,000	435,286
Lehigh County General Purpose Authority Muhlenberg College (SIFMA Municipal Swap+0.58%)±	4.45	11-1-2037	9,010,000	9,007,154
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2025	965,000	963,321
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2026	1,005,000	1,006,577
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2028	1,090,000	1,098,830
Pennsylvania Higher Education Assistance Agency Series A	5.00	6-1-2026	1,475,000	1,528,111
Pennsylvania Higher Education Assistance Agency Series A	5.00	6-1-2028	500,000	529,805
				18,462,523
GO revenue: 1.30%
Albert Gallatin Area School District Series A (AGM Insured)	4.00	9-1-2025	1,130,000	1,152,057
Albert Gallatin Area School District Series B (AGM Insured)	4.00	9-1-2025	350,000	356,832
Allentown City School District (BAM Insured)	5.00	2-1-2027	3,875,000	4,104,451
Borough of Dunmore Series A (AGM Insured)	2.00	9-1-2025	220,000	213,792
Borough of Dunmore Series A (AGM Insured)	2.00	9-1-2027	200,000	185,950
Borough of Dunmore Series A (AGM Insured)	2.00	9-1-2028	220,000	201,685
Butler Area School District (AGM Insured)	5.00	10-1-2024	2,965,000	3,009,470
Butler Area School District (AGM Insured)	5.00	10-1-2025	4,695,000	4,867,729
Canon McMillan School District Series B (AGM Insured)	4.50	12-15-2028	2,000,000	2,002,651
City of Oil City Series A (AGM Insured)	4.00	12-1-2026	200,000	207,556
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 33

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
City of Oil City Series A (AGM Insured)	4.00%	12-1-2027	$195,000	$204,747
City of Oil City Series A (AGM Insured)	4.00	12-1-2028	200,000	211,949
Commonwealth of Pennsylvania Series 1st	4.00	4-1-2029	5,000,000	5,009,833
Laurel Highlands School District (BAM Insured)	4.00	2-1-2027	1,325,000	1,370,691
School District of Philadelphia Series A	5.00	9-1-2024	800,000	808,493
				23,907,886
Health revenue: 1.40%
Allegheny County Hospital Development Authority UPMC Obligated Group (SIFMA Municipal Swap+0.70%)±	4.57	11-15-2047	6,000,000	5,924,360
Berks County IDA Tower Health Obligated Group	5.00	11-1-2024	1,000,000	740,787
Doylestown Hospital Authority Doylestown Hospital Obligated Group Series A	5.00	7-1-2027	1,305,000	1,278,695
Geisinger Authority Health System Obligated Group Series Bøø	5.00	4-1-2043	10,000,000	10,439,423
General Authority of Southcentral Pennsylvania WellSpan Health Obligated Group Series A	5.00	6-1-2027	2,085,000	2,100,557
Lancaster County Hospital Authority Masonic Villages of the Grand Lodge of Pennsylvania	5.00	11-1-2030	2,030,000	2,165,274
Monroeville Finance Authority UPMC Obligated Group Series C	5.00	5-15-2029	440,000	489,054
Monroeville Finance Authority UPMC Obligated Group Series C	5.00	5-15-2030	515,000	581,983
Westmoreland County IDA Excela Health Obligated Group Series A	5.00	7-1-2029	1,935,000	2,058,912
				25,779,045
Housing revenue: 1.24%
Pennsylvania EDFA Bridges Finco LP	5.00	6-30-2024	4,500,000	4,522,687
Pennsylvania Housing Finance Agency LIH Wilkes-Barre LP (Department of Housing and Urban Development Insured)øø	1.25	2-1-2025	7,000,000	6,984,752
Pennsylvania Housing Finance Agency Series 125A AMT	2.38	10-1-2025	6,970,000	6,895,056
Pennsylvania Housing Finance Agency Series 128A AMT	4.75	4-1-2033	3,680,000	3,694,501
Pennsylvania Housing Finance Agency Series 137	5.00	10-1-2024	265,000	268,288
Pennsylvania Housing Finance Agency Series 137	5.00	10-1-2025	220,000	227,030
Pennsylvania Housing Finance Agency Series 137	5.00	4-1-2026	240,000	250,284
				22,842,598
Miscellaneous revenue: 0.77%
Pennsylvania EDFA Philadelphia Water Department	3.00	1-1-2025	505,000	500,138
Pennsylvania EDFA Philadelphia Water Department	4.00	1-1-2026	615,000	615,784
RDA of the City of Philadelphia Series A	5.00	4-15-2028	2,300,000	2,352,760
School District of Philadelphia Series A	5.00	6-28-2024	6,945,000	6,991,493
Sports & Exhibition Authority of Pittsburgh & Allegheny County Allegheny Regional Asset District Sales Tax Revenue (AGM Insured)	4.00	2-1-2024	1,700,000	1,700,933
Sports & Exhibition Authority of Pittsburgh & Allegheny County Allegheny Regional Asset District Sales Tax Revenue (AGM Insured)	5.00	2-1-2026	2,000,000	2,085,771
				14,246,879
Resource recovery revenue: 0.54%
Pennsylvania EDFA Republic Services, Inc. AMTøø	4.60	6-1-2044	10,000,000	10,000,000
The accompanying notes are an integral part of these financial statements.
34 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.08%
Allentown Neighborhood Improvement Zone Development Authority	5.00%	5-1-2026	$500,000	$515,309
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2027	500,000	522,033
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2028	500,000	528,570
				1,565,912
Transportation revenue: 0.56%
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2025	530,000	537,927
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2026	545,000	559,862
Pennsylvania Turnpike Commission Registration Fee Revenue (SIFMA Municipal Swap+0.85%)±	3.08	7-15-2041	8,500,000	8,491,547
Pennsylvania Turnpike Commission Series B	5.00	12-1-2025	300,000	312,939
Pennsylvania Turnpike Commission Series B	5.00	12-1-2026	350,000	373,880
				10,276,155
Water & sewer revenue: 0.07%
Allegheny County Sanitary Authority Series A	5.00	6-1-2026	850,000	898,588
Allegheny County Sanitary Authority Series A	5.00	6-1-2027	300,000	325,237
				1,223,825
				146,083,942
South Carolina: 0.50%
GO revenue: 0.20%
County of Colleton General Obligation Capital Project (BAM Insured)	4.00	7-1-2027	3,535,000	3,713,950
Utilities revenue: 0.30%
Piedmont Municipal Power Agency (NPFGC Insured)	5.38	1-1-2025	4,515,000	4,614,434
South Carolina Public Service Authority Series C	5.00	12-1-2026	400,000	421,190
South Carolina Public Service Authority Series C	5.00	12-1-2027	420,000	449,877
				5,485,501
				9,199,451
Tennessee: 1.28%
Airport revenue: 0.25%
Metropolitan Nashville Airport Authority Series B AMT	5.00	7-1-2027	675,000	714,210
Metropolitan Nashville Airport Authority Series B AMT	5.00	7-1-2028	1,000,000	1,076,362
Metropolitan Nashville Airport Authority Series B AMT	5.00	7-1-2029	2,675,000	2,922,715
				4,713,287
Health revenue: 0.10%
City of Jackson West Tennessee Healthcare Obligated Group Series A	5.00	4-1-2029	770,000	815,019
Knox County Health Educational & Housing Facility Board University Health System Obligated Group	5.00	4-1-2024	1,000,000	1,003,507
				1,818,526
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 35

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.93%
City of Memphis Electric System Revenue Series A	5.00%	12-1-2025	$600,000	$626,106
City of Memphis Electric System Revenue Series A	5.00	12-1-2026	600,000	642,333
City of Memphis Electric System Revenue Series A	5.00	12-1-2027	450,000	492,614
Tennergy Corp. Series A	5.50	12-1-2028	1,000,000	1,068,418
Tennergy Corp. Series A	5.50	12-1-2029	2,000,000	2,147,402
Tennergy Corp. Series Aøø	5.50	10-1-2053	2,500,000	2,668,494
Tennessee Energy Acquisition Corp.øø	4.00	11-1-2049	7,500,000	7,528,973
Tennessee Energy Acquisition Corp. Series A	5.25	9-1-2024	1,900,000	1,914,420
				17,088,760
				23,620,573
Texas: 9.39%
Airport revenue: 1.21%
City of Austin Airport System Revenue AMT	5.00	11-15-2025	1,500,000	1,538,695
City of El Paso Airport Revenue AMT	5.00	8-15-2025	3,110,000	3,186,243
City of Houston Airport System Revenue Series A AMT	5.00	7-1-2026	1,000,000	1,040,744
City of Houston Airport System Revenue Series A AMT	5.00	7-1-2027	1,000,000	1,060,466
City of Houston Airport System Revenue Series A (AGM Insured)	5.00	7-1-2028	3,000,000	3,234,303
City of Houston Airport System Revenue Series B	5.00	7-1-2026	1,500,000	1,587,699
City of Houston Airport System Revenue Series B	5.00	7-1-2027	3,000,000	3,245,420
Dallas Fort Worth International Airport Series A	5.00	11-1-2025	1,000,000	1,039,711
Dallas Fort Worth International Airport Series B	5.00	11-1-2026	2,850,000	3,042,699
Love Field Airport Modernization Corp. AMT	5.00	11-1-2026	3,250,000	3,383,843
				22,359,823
Education revenue: 0.40%
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2027	350,000	360,245
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2028	290,000	301,454
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2025	360,000	367,743
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2027	500,000	522,503
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2028	300,000	317,214
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series A	6.00	3-1-2029	830,000	832,332
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series D	5.00	8-15-2024	3,125,000	3,124,036
Odessa Junior College District (AGM Insured)	4.00	7-1-2028	400,000	422,150
Texas PFA Southern University	5.00	5-1-2028	1,000,000	1,041,187
				7,288,864
GO revenue: 2.19%
Andrews County Hospital District	5.00	3-15-2027	1,750,000	1,852,559
City of Port Arthur (BAM Insured)	5.00	2-15-2026	290,000	303,073
City of Port Arthur (BAM Insured)	5.00	2-15-2027	310,000	331,376
The accompanying notes are an integral part of these financial statements.
36 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
City of Port Arthur (BAM Insured)	5.00%	2-15-2028	$365,000	$398,192
Comal Independent School District	5.00	2-1-2025	2,790,000	2,853,736
Cypress-Fairbanks Independent School District	5.00	2-15-2029	6,530,000	6,683,601
Denton Independent School District Series Bøø	2.00	8-1-2044	4,070,000	4,042,602
Eanes Independent School District Series Bøø	1.75	8-1-2039	7,465,000	7,372,686
Fort Bend Independent School District Series Bøø	0.72	8-1-2051	1,260,000	1,188,321
North East Independent School Districtøø	2.20	8-1-2049	4,800,000	4,750,044
North East Independent School Districtøø	3.60	8-1-2052	500,000	500,961
Pasadena Independent School District Series A	4.00	2-15-2032	9,000,000	9,006,458
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0506 (Toronto-Dominion Bank LIQ)144Aø	3.12	8-1-2053	1,025,000	1,025,000
				40,308,609
Health revenue: 1.27%
Harris County Cultural Education Facilities Finance Corp. Memorial Hermann Health System Obligated Group Series Bøø	5.00	6-1-2050	5,000,000	5,423,828
Harris County Cultural Education Facilities Finance Corp. Memorial Hermann Health System Obligated Group Series C-2 (SIFMA Municipal Swap+0.57%)±	4.44	12-1-2049	11,000,000	10,996,226
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series Eøø	5.00	11-15-2052	4,000,000	4,155,218
Tarrant County Cultural Education Facilities Finance Corp. Buckner Retirement Services, Inc. Obligated Group Series A	5.00	11-15-2024	1,305,000	1,310,528
Tarrant County Cultural Education Facilities Finance Corp. Buckner Retirement Services, Inc. Obligated Group Series A	5.00	11-15-2026	1,440,000	1,468,800
				23,354,600
Housing revenue: 0.43%
Housing Synergy PFC Villages at Westlake Apartments LP (Department of Housing and Urban Development Insured)øø	3.50	8-1-2025	4,000,000	3,992,712
Houston Housing Finance Corp. Temenos Permanent Affordable LLC (Department of Housing and Urban Development Insured)øø	4.08	8-1-2024	2,000,000	2,000,223
Travis County Housing Finance Corp. Austin Gateway Apartments LPøø	4.13	6-1-2045	2,000,000	2,018,992
				8,011,927
Industrial development revenue: 0.48%
Harris County Industrial Development Corp. Energy Transferøø	4.05	11-1-2050	7,000,000	7,152,363
Port Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	1.88	1-1-2026	800,000	746,776
Port Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.00	1-1-2027	525,000	475,034
Port Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.13	1-1-2028	575,000	505,492
				8,879,665
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 37

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.19%
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue (AGM Insured)	5.00%	10-1-2029	$420,000	$473,152
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue (AGM Insured)	5.00	10-1-2030	1,520,000	1,742,036
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue Series A (BAM Insured)	5.00	10-1-2029	400,000	450,620
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue Series A (BAM Insured)	5.00	10-1-2030	750,000	859,557
				3,525,365
Resource recovery revenue: 0.20%
Matagorda County Navigation District No. 1 AEP Texas, Inc. Series A (Ambac Insured)	4.40	5-1-2030	3,500,000	3,591,701
Tax revenue: 0.45%
Baytown Municipal Development District Convention Center Hotel Revenue Series C	5.00	10-1-2025	480,000	488,538
Baytown Municipal Development District Convention Center Hotel Revenue Series C	5.00	10-1-2026	510,000	525,086
Baytown Municipal Development District Convention Center Hotel Revenue Series C	5.00	10-1-2027	845,000	878,568
City of Dallas144Aøø	6.25	8-15-2053	3,500,000	3,553,765
Old Spanish Trail-Alemda Corridors RDA City of Houston Reinvestment Zone No. 7	5.00	9-1-2025	2,805,000	2,892,023
				8,337,980
Transportation revenue: 0.21%
Central Texas Turnpike System Series C	5.00	8-15-2029	3,840,000	3,862,716
Utilities revenue: 1.68%
City of San Antonio Electric & Gas Systems Revenueøø	1.75	2-1-2049	11,500,000	11,077,651
City of San Antonio Electric & Gas Systems Revenueøø	3.65	2-1-2053	5,000,000	5,008,989
Lower Colorado River Authority	5.00	5-15-2027	2,000,000	2,157,822
Lower Colorado River Authority (AGM Insured)	5.00	5-15-2027	1,385,000	1,495,688
Lower Colorado River Authority (AGM Insured)	5.00	5-15-2028	2,285,000	2,520,823
Texas Municipal Gas Acquisition & Supply Corp. II Series B (SIFMA Municipal Swap+0.55%)±	4.42	9-15-2027	6,310,000	6,226,126
Texas Municipal Power Agency (AGM Insured)	3.00	9-1-2026	950,000	950,312
Texas Municipal Power Agency (AGM Insured)	3.00	9-1-2027	1,600,000	1,590,656
				31,028,067
Water & sewer revenue: 0.68%
San Antonio Water System Series Aøø	2.63	5-1-2049	12,490,000	12,442,249
				172,991,566
The accompanying notes are an integral part of these financial statements.
38 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utah: 0.33%
Airport revenue: 0.31%
City of Salt Lake City Airport Revenue Series A AMT	5.00%	7-1-2024	$2,000,000	$2,013,172
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2025	3,600,000	3,680,074
				5,693,246
Miscellaneous revenue: 0.02%
Utah Infrastructure Agency	3.00	10-15-2026	310,000	298,856
				5,992,102
Virginia: 1.34%
Airport revenue: 0.08%
Virginia Port Authority Series B AMT	5.00	7-1-2029	1,500,000	1,560,526
Education revenue: 0.05%
Virginia College Building Authority Regent University	5.00	6-1-2026	300,000	309,118
Virginia College Building Authority Regent University	5.00	6-1-2027	275,000	287,468
Virginia College Building Authority Regent University	5.00	6-1-2028	300,000	317,632
				914,218
Housing revenue: 0.61%
Arlington County IDA Park Shirlington Preservation LP Series A	5.00	1-1-2026	6,000,000	6,193,811
Virginia Housing Development Authority Series E-1øø	3.85	1-1-2055	5,000,000	5,003,306
				11,197,117
Tax revenue: 0.05%
Marquis CDA of York County Virginia CAB144A	7.50	9-1-2045	680,000	238,000
Marquis CDA of York County Virginia Series A	5.10	9-1-2036	2,169,000	759,150
Marquis CDA of York County Virginia Series C CAB¤	0.00	9-1-2041	3,493,000	8,732
				1,005,882
Utilities revenue: 0.55%
Louisa IDA Virginia Electric & Power Co. Series Aøø	3.65	11-1-2035	10,000,000	10,059,188
				24,736,931
Washington: 1.57%
GO revenue: 0.52%
State of Washington	5.00	6-1-2025	1,000,000	1,032,090
State of Washington	5.00	6-1-2026	1,570,000	1,662,014
State of Washington Series R	5.00	7-1-2024	4,465,000	4,511,062
Tacoma Metropolitan Park District	5.00	12-1-2026	2,250,000	2,339,891
				9,545,057
Health revenue: 0.91%
Skagit County Public Hospital District No. 1	5.00	12-1-2027	3,655,000	3,719,593
Skagit County Public Hospital District No. 1	5.00	12-1-2028	2,000,000	2,038,249
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series B1øø	5.00	8-1-2049	2,500,000	2,502,670
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 39

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series B2øø	5.00%	8-1-2049	$2,430,000	$2,470,460
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series B3øø	5.00	8-1-2049	4,125,000	4,265,587
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group144A	5.00	12-1-2025	275,000	283,691
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group144A	5.00	12-1-2026	285,000	299,124
Washington State Housing Finance Commission Eliseo Obligated Group Series B-2144A	2.13	7-1-2027	1,235,000	1,123,552
				16,702,926
Housing revenue: 0.14%
FYI Properties State of Washington Consolidated Technology Services	5.00	6-1-2027	1,000,000	1,077,994
King County Housing Authority	4.00	10-1-2027	300,000	309,262
Snohomish County Housing Authority	5.00	4-1-2025	500,000	510,880
Snohomish County Housing Authority	5.00	4-1-2026	730,000	760,474
				2,658,610
				28,906,593
West Virginia: 0.33%
GO revenue: 0.06%
Berkeley County Board of Education	2.00	5-1-2024	1,000,000	993,728
Resource recovery revenue: 0.27%
West Virginia EDA Kentucky Power Co. Series Aøø	4.70	4-1-2036	5,000,000	5,015,982
				6,009,710
Wisconsin: 4.10%
GO revenue: 0.04%
Monroe School District (AGM Insured)	5.00	3-1-2030	675,000	764,371
Health revenue: 3.28%
PFA Samaritan Housing Foundation Obligated Group Series B2144A	2.25	6-1-2027	1,845,000	1,728,938
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2027	200,000	210,513
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2028	225,000	240,213
Wisconsin HEFA Advocate Aurora Health Obligated Group Series B- 3øø	5.00	8-15-2054	2,000,000	2,002,199
Wisconsin HEFA Advocate Aurora Health Obligated Group Series B- 4øø	5.00	8-15-2054	1,450,000	1,474,774
Wisconsin HEFA Advocate Aurora Health Obligated Group Series C- 3øø	5.00	8-15-2054	1,250,000	1,304,083
Wisconsin HEFA Advocate Aurora Health Obligated Group Series C-4 (SIFMA Municipal Swap+0.65%)±	4.52	8-15-2054	4,200,000	4,197,484
Wisconsin HEFA Ascension Health Credit Groupøø	5.00	11-15-2033	10,285,000	10,433,743
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2025	1,000,000	1,021,803
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2026	1,060,000	1,102,415
The accompanying notes are an integral part of these financial statements.
40 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series Aø	5.27%	2-15-2053	$2,000,000	$2,000,000
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series B1øø	5.00	2-15-2052	12,000,000	12,060,040
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series B2øø	5.00	2-15-2051	18,300,000	18,959,728
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2029	1,000,000	1,005,471
Wisconsin HEFA St. Camillus Health System Obligated Group Series A	5.00	11-1-2024	155,000	154,234
Wisconsin HEFA St. Camillus Health System Obligated Group Series A	5.00	11-1-2025	245,000	242,210
Wisconsin HEFA St. Camillus Health System Obligated Group Series A	5.00	11-1-2026	355,000	348,475
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00	9-15-2026	795,000	779,027
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00	9-15-2028	860,000	827,806
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2027	140,000	136,005
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2028	195,000	187,700
				60,416,861
Industrial development revenue: 0.07%
PFA Waste Management, Inc. Series A-2 AMT	2.88	5-1-2027	1,400,000	1,328,285
Miscellaneous revenue: 0.28%
PMA Levy & Aid Anticipation Notes Program Series A	5.00	9-25-2024	5,000,000	5,055,438
Tax revenue: 0.19%
Southeast Wisconsin Professional Baseball Park District Series A (NPFGC Insured)	5.50	12-15-2026	3,360,000	3,519,667
Utilities revenue: 0.16%
PFA Duke Energy Progress LLC Series A-1øø	3.30	10-1-2046	3,000,000	3,002,124
Water & sewer revenue: 0.08%
Town of Clayton Water & Sewer System Revenue Series C BAN	2.00	6-1-2026	1,600,000	1,535,332
				75,622,078
Wyoming: 0.19%
Health revenue: 0.19%
Sublette County Hospital District Construction Project Series A	5.00	6-15-2026	3,500,000	3,517,745
Total municipal obligations (Cost $1,841,141,308)				1,814,035,624

Yield
Short-term investments: 1.00%
Commercial paper: 0.87%
County of Mercer	3.95	1-2-2024	4,000,000	4,000,056
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 41

Portfolio of investments—December 31, 2023 (unaudited)

	Yield	Maturity date	Principal	Value
Commercial paper(continued)
County of Mercer	4.00%	2-7-2024	$7,000,000	$7,000,980
County of Mercer	4.05	1-4-2024	5,000,000	5,000,013
Total commercial paper (Cost $16,000,000)				16,001,049

			Shares
Investment companies: 0.13%
Allspring Municipal Cash Management Money Market Fund Institutional Class♠∞		4.12	2,380,946	2,381,422
Total short-term investments (Cost $18,381,422)				18,382,471
Total investments in securities (Cost $1,866,522,730)	99.84%			1,839,418,095
Other assets and liabilities, net	0.16			2,946,207
Total net assets	100.00%			$1,842,364,302

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CAB	Capital appreciation bond
CDA	Community Development Authority
COP	Certificate of participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
NPFGC	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
RDA	Redevelopment Authority
SBLF	Small Business Lending Fund
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
TTFA	Transportation Trust Fund Authority
The accompanying notes are an integral part of these financial statements.
42 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$5,498,777	$335,684,970	$(338,802,325)	$0	$0	$2,381,422	2,380,946	$258,657
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 43

Statement of assets and liabilities—December 31, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $1,864,141,308)	$1,837,036,673
Investments in affiliated securities, at value (cost $2,381,422)	2,381,422
Receivable for interest	20,617,842
Receivable for Fund shares sold	2,020,535
Receivable for investments sold	2,020,001
Prepaid expenses and other assets	2,987
Total assets	1,864,079,460
Liabilities
Payable for investments purchased	15,000,000
Payable for Fund shares redeemed	5,235,532
Management fee payable	459,868
Dividends payable	435,793
Administration fees payable	145,823
Distribution fee payable	3,074
Trustees’ fees and expenses payable	2,366
Accrued expenses and other liabilities	432,702
Total liabilities	21,715,158
Total net assets	$1,842,364,302
Net assets consist of
Paid-in capital	$1,931,356,890
Total distributable loss	(88,992,588)
Total net assets	$1,842,364,302
Computation of net asset value and offering price per share
Net assets–Class A	$358,680,241
Shares outstanding–Class A1	37,295,600
Net asset value per share–Class A	$9.62
Maximum offering price per share – Class A2	$9.82
Net assets–Class C	$4,815,701
Shares outstanding–Class C1	500,717
Net asset value per share–Class C	$9.62
Net assets–Class R6	$145,399,230
Shares outstanding–Class R6[1]	15,089,746
Net asset value per share–Class R6	$9.64
Net assets–Administrator Class	$2,319,763
Shares outstanding–Administrator Class[1]	241,304
Net asset value per share–Administrator Class	$9.61
Net assets–Institutional Class	$1,331,149,367
Shares outstanding–Institutional Class[1]	138,168,445
Net asset value per share–Institutional Class	$9.63
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/98.00 of net asset value. On investments of $100,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
44 | Allspring Short-Term Municipal Bond Fund

Statement of operations—six months ended December 31, 2023 (unaudited)
Statement of operations
Investment income
Interest	$27,674,456
Income from affiliated securities	258,657
Total investment income	27,933,113
Expenses
Management fee	3,241,310
Administration fees
Class A	283,317
Class C	3,477
Class R6	24,700
Administrator Class	1,285
Institutional Class	547,241
Shareholder servicing fees
Class A	471,413
Class C	5,795
Administrator Class	3,146
Distribution fee
Class C	17,384
Custody and accounting fees	41,074
Professional fees	47,863
Registration fees	37,444
Shareholder report expenses	12,011
Trustees’ fees and expenses	13,714
Other fees and expenses	23,781
Total expenses	4,774,955
Less: Fee waivers and/or expense reimbursements
Fund-level	(355,631)
Class A	(162,529)
Class C	(2,009)
Administrator Class	(789)
Net expenses	4,253,997
Net investment income	23,679,116
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(113,114)
Net change in unrealized gains (losses) on investments	19,663,976
Net realized and unrealized gains (losses) on investments	19,550,862
Net increase in net assets resulting from operations	$43,229,978
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 45

Statement of changes in net assets
Statement of changes in net assets
	Six months ended December 31, 2023 (unaudited)		Year ended June 30, 2023
Operations
Net investment income		$23,679,116		$34,798,764
Net realized losses on investments		(113,114)		(1,340,465)
Net change in unrealized gains (losses) on investments		19,663,976		(4,775,246)
Net increase in net assets resulting from operations		43,229,978		28,683,053
Distributions to shareholders from
Net investment income and net realized gains
Class A		(4,408,315)		(7,804,675)
Class C		(36,852)		(48,499)
Class R6		(2,146,529)		(4,538,078)
Administrator Class		(30,369)		(76,328)
Institutional Class		(17,549,453)		(22,364,997)
Total distributions to shareholders		(24,171,518)		(34,832,577)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,991,286	18,906,656	3,906,304	37,153,356
Class C	61,366	585,911	241,988	2,293,649
Class R6	1,299,752	12,359,759	4,772,973	45,439,559
Administrator Class	10,803	101,922	116,504	1,097,402
Institutional Class	16,743,707	159,228,543	103,653,771	986,549,992
		191,182,791		1,072,533,958
Reinvestment of distributions
Class A	438,256	4,161,813	778,004	7,387,576
Class C	3,859	36,652	4,992	47,413
Class R6	133,100	1,266,222	234,616	2,233,086
Administrator Class	2,227	21,137	6,545	62,132
Institutional Class	1,766,061	16,794,870	2,125,586	20,222,065
		22,280,694		29,952,272
Payment for shares redeemed
Class A	(6,955,894)	(66,060,678)	(17,630,552)	(167,372,223)
Class C	(61,672)	(586,435)	(279,885)	(2,653,079)
Class R6	(5,173,939)	(49,239,917)	(22,378,170)	(213,390,782)
Administrator Class	(56,891)	(541,770)	(505,896)	(4,831,557)
Institutional Class	(27,853,650)	(264,744,299)	(79,106,656)	(752,337,010)
		(381,173,099)		(1,140,584,651)
Net decrease in net assets resulting from capital share transactions		(167,709,614)		(38,098,421)
Total decrease in net assets		(148,651,154)		(44,247,945)
Net assets
Beginning of period		1,991,015,456		2,035,263,401
End of period		$1,842,364,302		$1,991,015,456
The accompanying notes are an integral part of these financial statements.
46 | Allspring Short-Term Municipal Bond Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2023 (unaudited)	Year ended June 30
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.52	$9.54	$9.95	$9.92	$9.92	$9.83
Net investment income	0.11 [1]	0.16 [1]	0.10	0.12	0.15	0.15 [1]
Net realized and unrealized gains (losses) on investments	0.10	(0.01)	(0.41)	0.03	(0.01)	0.10
Total from investment operations	0.21	0.15	(0.31)	0.15	0.14	0.25
Distributions to shareholders from
Net investment income	(0.11)	(0.17)	(0.10)	(0.12)	(0.14)	(0.16)
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	(0.00)[2]
Total distributions to shareholders	(0.11)	(0.17)	(0.10)	(0.12)	(0.14)	(0.16)
Net asset value, end of period	$9.62	$9.52	$9.54	$9.95	$9.92	$9.92
Total return[3]	2.24%	1.53%	(3.09)%	1.52%	1.47%	2.57%
Ratios to average net assets (annualized)
Gross expenses	0.76%	0.76%	0.76%	0.77%	0.76%	0.76%
Net expenses	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Net investment income	2.28%	1.71%	1.05%	1.20%	1.52%	1.59%
Supplemental data
Portfolio turnover rate	11%	30%	28%	20%	35%	33%
Net assets, end of period (000s omitted)	$358,680	$397,949	$522,582	$685,618	$743,254	$991,514

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 47

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2023 (unaudited)	Year ended June 30
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.52	$9.54	$9.95	$9.92	$9.92	$9.83
Net investment income	0.07 [1]	0.09 [1]	0.03	0.05	0.08	0.08
Net realized and unrealized gains (losses) on investments	0.11	(0.02)	(0.41)	0.03	(0.01)	0.10
Total from investment operations	0.18	0.07	(0.38)	0.08	0.07	0.18
Distributions to shareholders from
Net investment income	(0.08)	(0.09)	(0.03)	(0.05)	(0.07)	(0.09)
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	(0.00)[2]
Total distributions to shareholders	(0.08)	(0.09)	(0.03)	(0.05)	(0.07)	(0.09)
Net asset value, end of period	$9.62	$9.52	$9.54	$9.95	$9.92	$9.92
Total return[3]	1.86%	0.77%	(3.82)%	0.76%	0.71%	1.81%
Ratios to average net assets (annualized)
Gross expenses	1.51%	1.51%	1.51%	1.51%	1.50%	1.51%
Net expenses	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%
Net investment income	1.54%	0.97%	0.30%	0.45%	0.77%	0.84%
Supplemental data
Portfolio turnover rate	11%	30%	28%	20%	35%	33%
Net assets, end of period (000s omitted)	$4,816	$4,731	$5,058	$6,962	$16,870	$34,381

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
48 | Allspring Short-Term Municipal Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2023 (unaudited)	Year ended June 30
Class R6		2023	2022	2021	2020	2019[1]
Net asset value, beginning of period	$9.53	$9.56	$9.97	$9.94	$9.94	$9.86
Net investment income	0.12 [2]	0.19 [2]	0.13	0.15	0.18	0.17
Net realized and unrealized gains (losses) on investments	0.11	(0.03)	(0.41)	0.03	(0.01)	0.08
Total from investment operations	0.23	0.16	(0.28)	0.18	0.17	0.25
Distributions to shareholders from
Net investment income	(0.12)	(0.19)	(0.13)	(0.15)	(0.17)	(0.17)
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	(0.00)[3]
Total distributions to shareholders	(0.12)	(0.19)	(0.13)	(0.15)	(0.17)	(0.17)
Net asset value, end of period	$9.64	$9.53	$9.56	$9.97	$9.94	$9.94
Total return[4]	2.49%	1.70%	(2.82)%	1.80%	1.75%	2.60%
Ratios to average net assets (annualized)
Gross expenses	0.39%	0.38%	0.38%	0.39%	0.38%	0.38%
Net expenses	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.56%	1.96%	1.33%	1.48%	1.80%	1.94%
Supplemental data
Portfolio turnover rate	11%	30%	28%	20%	35%	33%
Net assets, end of period (000s omitted)	$145,399	$179,524	$346,080	$439,530	$626,312	$787,524

[1]	For the period from July 31, 2018 (commencement of class operations) to June 30, 2019
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 49

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2023 (unaudited)	Year ended June 30
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.51	$9.54	$9.96	$9.92	$9.93	$9.84
Net investment income	0.11 [1]	0.16 [1]	0.12	0.12 [1]	0.16	0.16
Net realized and unrealized gains (losses) on investments	0.10	(0.02)	(0.42)	0.04	(0.02)	0.09
Total from investment operations	0.21	0.14	(0.30)	0.16	0.14	0.25
Distributions to shareholders from
Net investment income	(0.11)	(0.17)	(0.12)	(0.12)	(0.15)	(0.16)
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	(0.00)[2]
Total distributions to shareholders	(0.11)	(0.17)	(0.12)	(0.12)	(0.15)	(0.16)
Net asset value, end of period	$9.61	$9.51	$9.54	$9.96	$9.92	$9.93
Total return[3]	2.26%	1.45%	(3.08)%	1.65%	1.39%	2.60%
Ratios to average net assets (annualized)
Gross expenses	0.70%	0.70%	0.70%	0.71%	0.69%	0.70%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	2.31%	1.70%	1.07%	1.23%	1.55%	1.62%
Supplemental data
Portfolio turnover rate	11%	30%	28%	20%	35%	33%
Net assets, end of period (000s omitted)	$2,320	$2,712	$6,372	$12,906	$18,560	$35,517

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
50 | Allspring Short-Term Municipal Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2023 (unaudited)	Year ended June 30
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.53	$9.56	$9.97	$9.94	$9.94	$9.85
Net investment income	0.12 [1]	0.19 [1]	0.13	0.14	0.17	0.18 [1]
Net realized and unrealized gains (losses) on investments	0.10	(0.03)	(0.41)	0.03	(0.00)[2]	0.09
Total from investment operations	0.22	0.16	(0.28)	0.17	0.17	0.27
Distributions to shareholders from
Net investment income	(0.12)	(0.19)	(0.13)	(0.14)	(0.17)	(0.18)
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	(0.00)[3]
Total distributions to shareholders	(0.12)	(0.19)	(0.13)	(0.14)	(0.17)	(0.18)
Net asset value, end of period	$9.63	$9.53	$9.56	$9.97	$9.94	$9.94
Total return[4]	2.36%	1.65%	(2.86)%	1.75%	1.70%	2.81%
Ratios to average net assets (annualized)
Gross expenses	0.44%	0.44%	0.43%	0.44%	0.43%	0.43%
Net expenses	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	2.51%	1.96%	1.29%	1.42%	1.74%	1.80%
Supplemental data
Portfolio turnover rate	11%	30%	28%	20%	35%	33%
Net assets, end of period (000s omitted)	$1,331,149	$1,406,099	$1,155,172	$1,390,537	$1,919,898	$2,159,113

[1]	Calculated based upon average shares outstanding
[2]	Amount is more than $(0.005).
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 51

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Short-Term Municipal Bond Fund  (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
52 | Allspring Short-Term Municipal Bond Fund

Notes to financial statements (unaudited)
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2023, the aggregate cost of all investments for federal income tax purposes was $1,866,522,731 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$6,212,111
Gross unrealized losses	(33,316,747)
Net unrealized losses	$(27,104,636)
As of June 30, 2023, the Fund had capital loss carryforwards which consisted of $9,308,213 in short-term capital losses and $52,513,087 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed-end fund obligations	$0	$7,000,000	$0	$7,000,000
Municipal obligations	0	1,814,035,624	0	1,814,035,624
Short-term investments
Commercial paper	0	16,001,049	0	16,001,049
Investment companies	2,381,422	0	0	2,381,422
Total assets	$2,381,422	$1,837,036,673	$0	$1,839,418,095
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At December 31, 2023, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative
Allspring Short-Term Municipal Bond Fund | 53

Notes to financial statements (unaudited)
services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.350%
Next $4 billion	0.325
Next $3 billion	0.290
Next $2 billion	0.265
Over $10 billion	0.255
For the six months ended December 31, 2023, the management fee was equivalent to an annual rate of 0.34% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of December 31, 2023, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class A	0.63%
Class C	1.38
Class R6	0.35
Administrator Class	0.60
Institutional Class	0.40
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2023, Allspring Funds Distributor received $271 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2023.
54 | Allspring Short-Term Municipal Bond Fund

Notes to financial statements (unaudited)
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $20,665,000, $53,400,000 and $600 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2023.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2023 were $208,076,308 and $203,293,953, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended December 31, 2023, there were no borrowings by the Fund under the agreement.
7.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Short-Term Municipal Bond Fund | 55

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

56 | Allspring Short-Term Municipal Bond Fund

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 117 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

Allspring Short-Term Municipal Bond Fund | 57

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

58 | Allspring Short-Term Municipal Bond Fund

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Short-Term Municipal Bond Fund | 59

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-01052024-q6xy8anu 02-24
SAR3330 12-23

Allspring Strategic Municipal Bond Fund
Semi-Annual Report
December 31, 2023

The views expressed and any forward-looking statements are as of December 31, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Strategic Municipal Bond Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Strategic Municipal Bond Fund for the six-month period that ended December 31, 2023. Globally, stocks and bonds experienced high levels of volatility during the period but gained overall. The market was focused on the impact of ongoing aggressive central bank rate hikes on persistently high inflation. As inflation finally gradually declined, anticipation rose over an end to the central bank monetary tightening cycle. For the six-month period, domestic U.S. and global stocks and bonds had positive overall results, with U.S. stocks leading the way. After suffering deep and broad losses through 2022, bonds now benefit from a base of higher yields that can help generate higher income.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 8.04%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 5.61% while the MSCI EM Index (Net) (USD)3 returned 4.71%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 3.37%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 4.85%, the Bloomberg Municipal Bond Index6 returned 3.63%, and the ICE BofA U.S. High Yield Index7 returned 7.67%.
Still focused on high inflation and elevated central bank rates, markets were volatile.
The six-month period began on a positive note in July for stocks as well as bonds. Riskier sectors and regions tended to do well, as investors grew more optimistic regarding economic prospects. With strong second quarter gross domestic product (GDP) growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. The Federal Reserve (Fed), the European Central Bank (ECB), and the Bank of England (BoE) all raised their respective key interest rates by 0.25% in July. In the Fed’s case, speculation grew that it could be very close to the end of its tightening cycle. Meanwhile, China’s economy showed signs of stagnation, renewing concerns of global fallout.
Stocks retreated in August while monthly bond returns were flat overall. Increased global market volatility reflected unease over the Chinese property market being stressed along with weak Chinese economic data. However, speculation grew over a possible end to the Fed’s campaign of interest rate increases or at least a pause in September. U.S. economic data generally remained solid, with resilient job market data and inflation ticking up slightly in August, as the annual Consumer Price Index (CPI)8 rose 3.7%. However, the three-month trend for Core CPI9, stood at an annualized 2.4%.
“ With strong
second-quarter gross
domestic product
growth—initially
estimated at 2.4%—and
U.S. annual inflation easing steadily to 3.2%
in July, hopes for a soft
economic landing grew. ”
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
8
The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
9
The Core CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services excluding energy and food prices. You cannot invest directly in an index.
2 | Allspring Strategic Municipal Bond Fund

Letter to shareholders (unaudited)
Stocks and bonds both had negative overall returns in September as investors reluctantly recited the new chorus of “higher for longer,” led by the Fed’s determination not to lower interest rates until it knows it has vanquished its pesky opponent—higher-than-targeted inflation. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index1 and the CPI—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily but looming in the coming months.
October was a tough month for financial markets overall. Key global indexes were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict, and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third quarter GDP was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter as the Federal Open Market Committee held rates steady at its December meeting.
The broad year-end rally among stocks and bonds that began in November continued through December as investors became more confident that monetary policy would ease in 2024. Supporting the bubbly market mood were a series of reports confirming lower inflationary trends in the U.S. and Europe. During the period, it appeared more likely that the U.S. economy could achieve a soft landing, cooling enough to lower inflation without the pain of a recession. However, by year-end, an expectations gap developed. Capital markets priced in a total of 1.50 percentage points in federal funds rate cuts in 2024, twice as much as the three cuts of 0.25% hinted at by Fed officials.
1
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It is sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
Allspring Strategic Municipal Bond Fund | 3

Letter to shareholders (unaudited)
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
4 | Allspring Strategic Municipal Bond Fund

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

Allspring Strategic Municipal Bond Fund | 5

Performance highlights (unaudited)
Allspring Strategic Municipal Bond Fund
Investment objective	The Fund seeks current income exempt from regular federal income tax.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Terry J. Goode, Robert J. Miller, Nicholos Venditti

Average annual total returns (%) as of December 31, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (VMPAX)	12-1-1994	0.21	0.60	1.44	4.40	1.42	1.86	0.79	0.79
Class C (DHICX)	8-18-1997	2.62	0.66	1.25	3.62	0.66	1.25	1.54	1.54
Class R6 (VMPRX)[3]	7-31-2018	–	–	–	4.67	1.80	2.12	0.42	0.42
Administrator Class (VMPYX)	10-6-1997	–	–	–	4.52	1.55	1.99	0.74	0.68
Institutional Class (STRIX)	11-30-2012	–	–	–	4.74	1.75	2.20	0.47	0.47
Bloomberg Municipal Bond Index[4]	–	–	–	–	6.40	2.25	3.03	–	–
Bloomberg Short-Intermediate Municipal Bond Index[5]	–	–	–	–	4.32	1.82	1.97	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through October 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.79% for Class A, 1.54% for Class C, 0.42% for Class R6, 0.68% for Administrator Class and 0.47% for Institutional Class. Brokerage
commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees.
Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[4]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[5]
The Bloomberg Short-Intermediate Municipal Bond Index is a rules-based, market-value-weighted index composed of publicly traded municipal bonds that cover the U.S.
dollar–denominated short-term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, insured bonds, and prefunded bonds. You cannot invest directly in an index.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

6 | Allspring Strategic Municipal Bond Fund

Performance highlights (unaudited)

Credit quality as of December 31, 2023[1]

3%
AAA/Aaa
26%
AA/Aa
34%
A/A
20%
BBB/Baa
7%
BB/Ba
10%
Not rated

[1]
The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D
(lowest). Ratings from A to CCC may be modified by the addition of a plus
(+) or minus (-) sign to show relative standing within the rating categories.
Standard & Poor’s rates the creditworthiness of short-term notes from
SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from
MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

Effective maturity distribution as of December 31, 2023[1]

22%
0-1 year
27%
1-3 year(s)
19%
3-5 years
23%
5-10 years
8%
10-20 years
1%
20-30 years

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Strategic Municipal Bond Fund | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2023 to December 31, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 7-1-2023	Ending account value 12-31-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,024.60	$4.00	0.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.05	$3.99	0.79%
Class C
Actual	$1,000.00	$1,020.80	$7.78	1.54%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.30	$7.77	1.54%
Class R6
Actual	$1,000.00	$1,026.50	$2.13	0.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.90	$2.12	0.42%
Administrator Class
Actual	$1,000.00	$1,026.40	$3.44	0.68%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.60	$3.44	0.68%
Institutional Class
Actual	$1,000.00	$1,026.30	$2.38	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.65	$2.38	0.47%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one-half-year period).

8 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 99.08%
Alabama: 3.51%
Housing revenue: 0.52%
Alabama HFA South Oak Residences LP Series Aøø	1.25%	12-1-2025	$10,000,000	$9,763,843
Industrial development revenue: 0.20%
Selma Industrial Development Board International Paper Co. Series Aøø	2.00	11-1-2033	3,925,000	3,857,200
Utilities revenue: 2.79%
Black Belt Energy Gas District Project No. 6 Series Bøø	4.00	10-1-2052	6,500,000	6,529,011
Black Belt Energy Gas District Series C-1øø	5.25	2-1-2053	7,800,000	8,329,210
Lower Alabama Gas Districtøø	4.00	12-1-2050	8,660,000	8,691,984
Southeast Alabama Gas Supply District Project No. 2 Series Aøø	4.00	6-1-2049	12,150,000	12,155,870
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	11,000,000	11,706,140
Southeast Energy Authority A Cooperative District Project No. 6 Series B (Royal Bank of Canada LIQ)øø	5.00	1-1-2054	5,000,000	5,336,635
				52,748,850
				66,369,893
Alaska: 0.29%
Health revenue: 0.29%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2027	1,455,000	1,535,136
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2028	1,530,000	1,636,960
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2029	2,220,000	2,401,122
				5,573,218
Arizona: 1.85%
Education revenue: 0.63%
Arizona IDA Agribusiness and Equine Center Inc Series B144A	4.00	3-1-2027	810,000	787,002
Arizona IDA Kipp NYC Public Charter Schools Series B	4.00	7-1-2034	230,000	231,845
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2029	160,000	166,574
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2030	190,000	197,676
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2031	200,000	207,626
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2032	210,000	217,741
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2033	220,000	227,888
Arizona IDA Leman Academy of Excellence Obligated Group Series A144A	4.50	7-1-2029	765,000	753,304
IDA of the County of Pima American Leadership Academy, Inc.144A	4.60	6-15-2025	425,000	423,460
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2024	2,140,000	2,131,146
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2026	2,585,000	2,538,846
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 9

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00%	6-15-2028	$2,785,000	$2,712,925
IDA of the County of Pima Edkey, Inc. Obligated Group144A	3.50	7-1-2025	1,345,000	1,314,479
				11,910,512
Health revenue: 0.19%
Maricopa County IDA Christian Care Surprise, Inc.144A	5.00	1-1-2026	2,630,000	2,489,452
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2024	220,000	218,712
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2025	270,000	266,526
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2026	245,000	239,985
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2027	350,000	339,990
				3,554,665
Housing revenue: 0.26%
Arizona IDA State of Nebraska Department of Transportation	5.00	2-1-2027	1,255,000	1,344,891
Arizona IDA State of Nebraska Department of Transportation	5.00	5-1-2027	1,125,000	1,212,590
Arizona IDA State of Nebraska Department of Transportation	5.00	8-1-2027	1,205,000	1,306,402
Arizona IDA State of Nebraska Department of Transportation	5.00	11-1-2027	1,000,000	1,090,509
				4,954,392
Industrial development revenue: 0.62%
Chandler IDA Intel Corp. AMTøø	5.00	6-1-2049	11,645,000	11,667,626
Miscellaneous revenue: 0.15%
Navajo Nation Series A144A	5.00	12-1-2025	2,815,000	2,852,098
				34,939,293
Arkansas: 0.03%
Tax revenue: 0.03%
City of Bentonville Sales & Use Tax Revenue Series B	1.05	11-1-2046	100,000	99,026
City of Cabot Sales & Use Tax Revenue Series B	4.00	12-1-2029	230,000	243,359
City of Cabot Sales & Use Tax Revenue Series B	4.00	12-1-2030	125,000	131,722
				474,107
California: 3.10%
Airport revenue: 0.01%
Port of Oakland Series H AMT	5.00	5-1-2024	225,000	226,547
Education revenue: 0.03%
California Municipal Finance Authority Nova Academy Series A144A	4.00	6-15-2026	400,000	393,583
California School Finance Authority Rocketship Education Obligated Group Series A144A	4.50	6-1-2027	250,000	251,295
				644,878
Health revenue: 1.09%
California HFFA Kaiser Foundation Hospitals Series A-2	4.00	11-1-2044	6,000,000	5,998,293
California PFA Henry Mayo Newhall Hospital Obligated Group Series A	4.00	10-15-2026	415,000	420,831
The accompanying notes are an integral part of these financial statements.
10 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
California PFA Henry Mayo Newhall Hospital Obligated Group Series A	4.00%	10-15-2027	$400,000	$407,927
California PFA Kendal at Sonoma Obligated Group Series A144A	5.00	11-15-2036	2,000,000	2,008,920
California PFA Kendal at Sonoma Obligated Group Series B-2144A	2.38	11-15-2028	1,000,000	997,020
California Statewide CDA CommonSpirit Health Obligated Group Series D (AGM Insured)€	5.15	7-1-2041	5,625,000	5,625,000
California Statewide CDA CommonSpirit Health Obligated Group Series E (AGM Insured)€	5.75	7-1-2040	5,050,000	5,050,000
				20,507,991
Housing revenue: 0.20%
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	1,402,408	1,425,899
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	5.00	5-15-2024	500,000	502,758
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	5.00	5-15-2025	400,000	408,867
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	5.00	5-15-2026	400,000	416,573
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	5.00	5-15-2027	500,000	530,810
California Municipal Finance Authority CHF-Davis II LLC (BAM Insured)	5.00	5-15-2028	400,000	432,154
				3,717,061
Miscellaneous revenue: 0.03%
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AGM Insured)144A	4.00	6-1-2024	310,000	310,616
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AGM Insured)144A	4.00	6-1-2026	350,000	356,848
				667,464
Tax revenue: 0.07%
Riverside County PFA Project Area No. 1 Series A (BAM Insured)	5.00	10-1-2026	1,250,000	1,299,342
Transportation revenue: 0.83%
Bay Area Toll Authority Series C (SIFMA Municipal Swap+0.45%)±	4.32	4-1-2056	2,000,000	1,973,885
Bay Area Toll Authority Series D (SIFMA Municipal Swap+0.30%)±	4.17	4-1-2056	14,000,000	13,657,231
				15,631,116
Utilities revenue: 0.84%
California Community Choice Financing Authority Series Cøø	5.25	1-1-2054	15,000,000	15,867,318
				58,561,717
Colorado: 1.34%
Airport revenue: 0.29%
City & County of Denver Airport System Revenue Series A AMT	5.00	12-1-2030	5,000,000	5,565,712
Education revenue: 0.02%
Colorado ECFA New Summit Academy Series A144A	4.00	7-1-2031	310,000	295,670
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 11

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.18%
Aviation Station North Metropolitan District No. 2 Series A	4.00%	12-1-2029	$499,000	$475,189
Grand River Hospital District (AGM Insured)	5.00	12-1-2025	1,000,000	1,032,729
Mirabelle Metropolitan District No. 2 Series A	5.00	12-1-2039	700,000	682,662
Peak Metropolitan District No. 1 Series A144A	4.00	12-1-2035	500,000	429,157
Sterling Ranch Community Authority Board Colorado Metropolitan District No. 2 Series A	3.38	12-1-2030	416,000	392,192
Thompson Crossing Metropolitan District No. 4	3.50	12-1-2029	515,000	482,166
				3,494,095
Health revenue: 0.32%
Colorado Health Facilities Authority AdventHealth Obligated Group Series A	4.00	11-15-2043	6,000,000	5,955,849
Miscellaneous revenue: 0.41%
Colorado Bridge Enterprise High Performance Transportation Enterprise AMT	4.00	12-31-2024	1,610,000	1,616,437
State of Colorado Series N	4.00	3-15-2043	6,000,000	6,035,738
				7,652,175
Tax revenue: 0.01%
Pueblo Urban Renewal Authority Evraz Project Series B CAB144A¤	0.00	12-1-2025	200,000	161,450
Transportation revenue: 0.04%
E-470 Public Highway Authority Series A	5.00	9-1-2040	800,000	806,910
Utilities revenue: 0.07%
City of Colorado Springs Utilities System Revenue Series Bø	3.95	11-1-2036	1,400,000	1,400,000
				25,331,861
Connecticut: 1.91%
Education revenue: 0.30%
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2026	575,000	574,998
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2027	430,000	431,775
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2028	530,000	533,387
Connecticut State HEFA Yale University Series A-2øø	2.00	7-1-2042	1,500,000	1,459,794
Connecticut State Higher Education Supplement Loan Authority Chelsea Loan Program Series B AMT	5.00	11-15-2027	500,000	533,239
Connecticut State Higher Education Supplement Loan Authority Chelsea Loan Program Series C	5.00	11-15-2025	480,000	500,530
Connecticut State Higher Education Supplement Loan Authority Chelsea Loan Program Series C	5.00	11-15-2026	385,000	411,930
Connecticut State Higher Education Supplement Loan Authority Chelsea Loan Program Series C	5.00	11-15-2027	125,000	133,744
Connecticut State Higher Education Supplement Loan Authority Lindsey Wilson College, Inc. Series B AMT	5.00	11-15-2026	940,000	981,768
				5,561,165
GO revenue: 0.24%
City of Bridgeport Series A	5.00	6-1-2026	1,220,000	1,276,897
The accompanying notes are an integral part of these financial statements.
12 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
City of Bridgeport Series A	5.00%	6-1-2027	$1,425,000	$1,521,714
City of Bridgeport Series A	5.00	6-1-2028	1,605,000	1,745,096
				4,543,707
Health revenue: 0.43%
Connecticut State HEFA Hartford HealthCare Obligated Group Series B-2øø	5.00	7-1-2053	7,800,000	8,191,418
Tax revenue: 0.94%
State of Connecticut Special Tax Revenue Series A	5.00	8-1-2029	17,125,000	17,696,343
				35,992,633
Delaware: 0.04%
Education revenue: 0.04%
Delaware State EDA Odyssey Charter School Series A144A	6.25	9-1-2025	650,000	668,453
District of Columbia: 0.31%
Education revenue: 0.10%
District of Columbia Latin American Montessori Bilingual Public Charter School Obligated Group	4.00	6-1-2030	1,000,000	959,464
District of Columbia Two Rivers Public Charter School, Inc.	3.00	6-1-2030	1,100,000	1,001,006
				1,960,470
Water & sewer revenue: 0.21%
District of Columbia Water & Sewer Authority Series Cøø	1.75	10-1-2054	4,000,000	3,929,898
				5,890,368
Florida: 4.18%
Airport revenue: 0.66%
County of Miami-Dade Aviation Revenue AMT	5.00	10-1-2029	11,000,000	11,052,491
County of Miami-Dade Aviation Revenue AMT	5.00	10-1-2030	1,325,000	1,331,229
				12,383,720
Education revenue: 0.72%
Capital Trust Agency, Inc. Imagine-Pasco County LLC Series A144A	3.00	12-15-2029	320,000	286,183
Capital Trust Agency, Inc. Renaissance Charter School, Inc. Series 2017 Obligated Group Series A144A	4.38	6-15-2027	690,000	680,116
Capital Trust Agency, Inc. Renaissance Charter School, Inc. Series 2019 Obligated Group Series A144A	4.00	6-15-2029	1,915,000	1,814,072
Capital Trust Authority Series A144A	5.13	6-15-2033	3,000,000	3,033,556
Florida Development Finance Corp. IDEA Florida, Inc.144A	5.25	6-15-2029	2,200,000	2,226,891
Florida Development Finance Corp. Renaissance Charter School, Inc. Series 2020C/D Obligated Group Series C144A	4.00	9-15-2030	470,000	435,633
Florida Higher Educational Facilities Financial Authority Institute of Technology, Inc.	5.00	10-1-2027	650,000	681,834
Florida Higher Educational Facilities Financial Authority Institute of Technology, Inc.	5.00	10-1-2028	1,050,000	1,114,887
Florida Higher Educational Facilities Financial Authority Institute of Technology, Inc.	5.00	10-1-2029	1,000,000	1,071,882
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 13

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Miami-Dade County IDA Youth Co-Op, Inc. Series A144A	5.00%	9-15-2025	$250,000	$249,137
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2029	420,000	425,960
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2030	870,000	881,148
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2031	660,000	667,137
				13,568,436
GO revenue: 0.67%
County of Miami-Dade Series A	4.00	7-1-2042	12,605,000	12,712,737
Health revenue: 0.15%
Orange County Health Facilities Authority Nemours Foundation Series B (Northern Trust Company LOC)ø	3.75	1-1-2039	1,400,000	1,400,000
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2029	225,000	211,328
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2030	200,000	185,593
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2031	205,000	187,888
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2036	1,000,000	862,325
				2,847,134
Housing revenue: 0.00%
Deutsche Bank Spears/Lifers Trust Series DBE-8055 (Deutsche Bank LOC, Deutsche Bank LIQ)144Aø	4.33	11-1-2058	14,950	14,950
Industrial development revenue: 0.46%
County of Escambia International Paper Co. Series Bøø	2.00	11-1-2033	825,000	810,749
Florida Development Finance Corp. Waste Pro USA, Inc. AMT	3.00	6-1-2032	1,500,000	1,202,661
Florida Development Finance Corp. Waste Pro USA, Inc. AMT144A	5.00	5-1-2029	2,000,000	1,915,040
Florida Development Finance Corp. Waste Pro USA, Inc. AMT144A	5.25	8-1-2029	5,000,000	4,826,479
				8,754,929
Miscellaneous revenue: 0.25%
Capital Trust Agency, Inc. Marie Selby Botanical Gardens, Inc.144A	4.00	6-15-2024	1,000,000	995,994
Capital Trust Agency, Inc. Marie Selby Botanical Gardens, Inc.144A	4.00	6-15-2025	350,000	345,203
County of Pasco State of Florida Cigarette Tax Revenue Series A (AGM Insured)	5.25	9-1-2036	600,000	706,254
County of Pasco State of Florida Cigarette Tax Revenue Series A (AGM Insured)	5.50	9-1-2038	725,000	852,672
Pinellas County IDA Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.	5.00	7-1-2029	710,000	727,765
Village Community Development District No. 13 Phase I Series 2019 Special Assessment	2.63	5-1-2024	125,000	124,412
Village Community Development District No. 15144A	4.38	5-1-2033	1,000,000	1,002,124
				4,754,424
The accompanying notes are an integral part of these financial statements.
14 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.08%
County of Osceola Transportation Revenue Series A-1	5.00%	10-1-2027	$950,000	$995,593
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2029	450,000	482,425
				1,478,018
Water & sewer revenue: 1.19%
Charlotte County IDA MSKP Town & Country Utility LLC Series A AMT144A	4.00	10-1-2041	1,250,000	1,113,844
North Sumter County Utility Dependent District (AGM Insured)	5.00	10-1-2029	1,055,000	1,191,515
North Sumter County Utility Dependent District (AGM Insured)	5.00	10-1-2030	1,760,000	2,022,961
North Sumter County Utility Dependent District (AGM Insured)	5.00	10-1-2031	1,980,000	2,296,769
North Sumter County Utility Dependent District (AGM Insured)	5.00	10-1-2032	2,080,000	2,432,022
Tohopekaliga Water Authority144A	5.00	10-1-2025	12,000,000	12,483,154
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2041	900,000	992,741
				22,533,006
				79,047,354
Georgia: 5.83%
Health revenue: 0.17%
Fulton County Residential Care Facilities for the Elderly Authority All Saints-St. Luke’s Episcopal Home for the Retired Obligated Group Series B144A	2.25	10-1-2028	3,665,000	3,233,849
Industrial development revenue: 0.19%
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	3.63	1-1-2031	2,000,000	1,816,703
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	5.00	1-1-2036	1,750,000	1,735,404
				3,552,107
Miscellaneous revenue: 0.19%
Brookhaven Urban Redevelopment Agency Special Service Tax District Series A	4.00	7-1-2042	3,455,000	3,592,305
Transportation revenue: 0.04%
Georgia State Road & Tollway Authority Express Lanes Project Series A CAB144A¤	0.00	6-1-2024	680,000	671,395
Utilities revenue: 5.24%
Bartow County Development Authority Georgia Power Co.øø	1.80	9-1-2029	1,000,000	863,534
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2024	350,000	351,032
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2025	400,000	407,829
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2026	600,000	623,581
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2027	700,000	743,088
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 15

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00%	3-1-2028	$850,000	$920,476
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2029	1,000,000	1,099,973
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2030	1,100,000	1,222,508
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2031	1,000,000	1,110,659
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2032	1,000,000	1,109,807
Development Authority of Appling County Oglethorpe Power Corp. Series Aøø	1.50	1-1-2038	2,500,000	2,402,248
Development Authority of Burke County Georgia Power Co.øø	1.70	12-1-2049	3,500,000	3,430,628
Development Authority of Burke County Oglethorpe Power Corp. Series Eøø	3.25	11-1-2045	3,000,000	2,971,644
Main Street Natural Gas, Inc. Series A	4.00	12-1-2028	3,000,000	3,000,880
Main Street Natural Gas, Inc. Series A	4.00	12-1-2029	4,500,000	4,510,862
Main Street Natural Gas, Inc. Series Bøø	4.00	8-1-2049	10,000,000	10,022,197
Main Street Natural Gas, Inc. Series B	5.00	6-1-2028	2,500,000	2,615,726
Main Street Natural Gas, Inc. Series B	5.00	6-1-2029	1,630,000	1,720,925
Main Street Natural Gas, Inc. Series Bøø	5.00	7-1-2053	1,665,000	1,775,223
Main Street Natural Gas, Inc. Series Cøø	4.00	3-1-2050	10,235,000	10,284,298
Main Street Natural Gas, Inc. Series Cøø	4.00	5-1-2052	7,265,000	7,314,600
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	28,000,000	26,943,815
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Series A (AGM Insured)	5.00	7-1-2030	350,000	395,227
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Series A (AGM Insured)	5.00	7-1-2032	1,100,000	1,274,156
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2027	300,000	318,136
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2028	400,000	430,696
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2029	400,000	431,851
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series B	5.00	1-1-2028	1,000,000	1,063,160
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series B	5.00	1-1-2029	910,000	972,214
Municipal Electric Authority of Georgia Series A	5.00	1-1-2027	2,160,000	2,290,582
Municipal Electric Authority of Georgia Series A	5.00	1-1-2028	2,305,000	2,481,886
Municipal Electric Authority of Georgia Series A	5.00	1-1-2029	1,140,000	1,246,750
Municipal Electric Authority of Georgia Series A	5.00	1-1-2030	1,025,000	1,120,736
Municipal Electric Authority of Georgia Series A	5.00	1-1-2031	1,385,000	1,508,233
				98,979,160
				110,028,816
The accompanying notes are an integral part of these financial statements.
16 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Guam: 0.23%
Airport revenue: 0.04%
Antonio B Won Pat International Airport Authority Series A AMT	5.25%	10-1-2029	$700,000	$729,415
Miscellaneous revenue: 0.19%
Guam Department of Education Series A	3.63	2-1-2025	575,000	570,756
Guam Department of Education Series A	4.25	2-1-2030	1,355,000	1,361,115
Territory of Guam Series F	5.00	1-1-2030	750,000	807,681
Territory of Guam Series F	5.00	1-1-2031	750,000	813,208
				3,552,760
				4,282,175
Hawaii: 0.39%
Health revenue: 0.39%
State of Hawaii Department of Budget & Finance Queen’s Health Systems Obligated Group Series B (SIFMA Municipal Swap+0.45%)±	4.32	7-1-2039	7,405,000	7,405,000
Illinois: 16.53%
Airport revenue: 2.35%
Chicago Midway International Airport Series A AMT	5.00	1-1-2026	7,000,000	7,032,003
Chicago Midway International Airport Series A AMT	5.00	1-1-2030	5,925,000	5,952,089
Chicago O’Hare International Airport Passenger Facility Charge Revenue Series B AMT	4.00	1-1-2029	10,955,000	10,957,600
Chicago O’Hare International Airport Passenger Facility Charge Revenue Series B AMT	5.00	1-1-2032	5,125,000	5,125,622
Chicago O’Hare International Airport Series A AMT	5.00	1-1-2028	10,820,000	10,911,897
Chicago O’Hare International Airport Series C AMT	5.00	1-1-2031	530,000	589,538
Chicago O’Hare International Airport Series C AMT	5.00	1-1-2032	400,000	448,026
Chicago O’Hare International Airport Series C AMT	5.00	1-1-2033	400,000	449,239
Chicago O’Hare International Airport Series C AMT	5.00	1-1-2034	325,000	365,893
Chicago O’Hare International Airport Series D AMT	5.00	1-1-2025	2,450,000	2,484,959
				44,316,866
Education revenue: 0.70%
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2028	580,000	566,975
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2030	625,000	602,026
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2031	985,000	941,231
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2032	680,000	644,745
Illinois Finance Authority AIM Art in Motion Series A144A	4.00	7-1-2031	1,735,000	1,465,222
Illinois Finance Authority AIM Art in Motion Series A144A	5.00	7-1-2041	4,475,000	3,515,544
Illinois Finance Authority Bradley University Series C	5.00	8-1-2028	1,860,000	1,964,571
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2028	725,000	747,629
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2029	675,000	735,241
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2030	800,000	881,524
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 17

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Southern Illinois University Series A (BAM Insured)	5.00%	4-1-2031	$570,000	$635,891
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2032	500,000	563,094
				13,263,693
GO revenue: 8.57%
Chicago Board of Education Dedicated Capital Improvement Tax	5.25	4-1-2033	1,375,000	1,546,228
Chicago Board of Education Dedicated Capital Improvement Tax	5.25	4-1-2034	1,625,000	1,819,933
Chicago Board of Education Series A	5.00	12-1-2033	5,300,000	5,600,526
Chicago Board of Education Series A	5.00	12-1-2034	1,500,000	1,581,766
Chicago Board of Education Series A	5.00	12-1-2035	2,560,000	2,686,348
Chicago Board of Education Series A	5.00	12-1-2040	1,500,000	1,526,752
Chicago Board of Education Series A (AGM Insured)	5.00	12-1-2024	3,000,000	3,037,146
Chicago Board of Education Series B	5.00	12-1-2026	2,000,000	2,063,814
Chicago Board of Education Series B	5.00	12-1-2027	1,625,000	1,695,197
Chicago Board of Education Series B	5.00	12-1-2031	2,500,000	2,645,405
Chicago Board of Education Series C	5.00	12-1-2034	1,945,000	1,982,042
Chicago Board of Education Series C	5.25	12-1-2039	5,095,000	5,093,113
Chicago Park District Series A	5.00	1-1-2024	550,000	550,000
Chicago Park District Series A	5.00	1-1-2025	625,000	635,820
Chicago Park District Series C	5.00	1-1-2024	410,000	410,000
City of Berwyn Series A	5.00	12-1-2028	3,000,000	3,053,176
City of Berwyn Series A	5.00	12-1-2029	2,345,000	2,379,510
City of Chicago	5.13	1-1-2027	1,700,000	1,736,022
City of Chicago	5.50	1-1-2032	1,145,000	1,160,223
City of Chicago (NPFGC Insured)¤	0.00	1-1-2024	14,800,000	14,800,000
City of Chicago Series A	5.00	1-1-2025	2,000,000	2,026,355
City of Chicago Series A	5.00	1-1-2027	8,000,000	8,375,437
City of Chicago Series A	5.00	1-1-2028	6,125,000	6,510,518
City of Chicago Series A	5.25	1-1-2036	1,500,000	1,671,002
City of Chicago Series C	5.00	1-1-2026	970,000	999,115
City of Decatur	5.00	3-1-2024	1,405,000	1,407,190
City of Waukegan Series A (AGM Insured)	4.00	12-30-2030	980,000	999,805
City of Waukegan Series A (AGM Insured)	5.00	12-30-2031	1,000,000	1,019,817
Community Unit School District No. 427 DeKalb & Kane Counties Illinois Series B CAB (AGM Insured)¤	0.00	1-1-2024	5,630,000	5,630,000
Cook County Community Consolidated School District No. 15 Palatine	5.00	12-1-2026	2,540,000	2,642,421
Cook County School District No. 99 Cicero	5.00	12-1-2024	1,000,000	1,016,345
Cook County School District No. 99 Cicero	5.00	12-1-2025	1,000,000	1,038,952
Cook County School District No. 99 Cicero (BAM Insured)	5.00	12-1-2026	3,030,000	3,225,323
Cook County School District No. 99 Cicero (BAM Insured)	5.00	12-1-2027	2,950,000	3,205,230
Cook County School District No. 99 Cicero (BAM Insured)	5.00	12-1-2028	2,285,000	2,535,956
Cook County Township High School District No. 227 Rich Township	3.00	12-1-2024	965,000	962,901
County of Cook Series A	5.00	11-15-2027	2,000,000	2,178,584
County of Cook Series A	5.00	11-15-2030	2,200,000	2,329,563
County of Cook Series A	5.00	11-15-2033	3,850,000	4,324,988
County of Cook Series A (AGM Insured)	5.00	11-15-2026	3,000,000	3,196,739
The accompanying notes are an integral part of these financial statements.
18 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Kane Cook & DuPage Counties School District No. U-46 Elgin Series A	5.00%	1-1-2028	$1,555,000	$1,555,000
Kane Cook & DuPage Counties School District No. U-46 Elgin Series D	5.00	1-1-2032	1,025,000	1,025,000
Madison-Macoupin Etc Counties Community College District No. 536 Series A (BAM Insured)	5.00	11-1-2025	1,620,000	1,647,990
Madison-Macoupin Etc Counties Community College District No. 536 Series A (BAM Insured)	5.00	11-1-2026	1,410,000	1,430,184
Peoria City School District No. 150 Series A (AGM Insured)	4.00	12-1-2027	1,000,000	1,040,694
Peoria City School District No. 150 Series A (AGM Insured)	4.00	12-1-2028	950,000	988,470
Peoria City School District No. 150 Series A (AGM Insured)	4.00	12-1-2029	4,000,000	4,158,398
State of Illinois	5.00	11-1-2025	5,000,000	5,165,948
State of Illinois	5.00	2-1-2026	2,000,000	2,076,104
State of Illinois Series A	5.00	10-1-2026	3,000,000	3,154,821
State of Illinois Series A	5.00	12-1-2035	650,000	685,475
State of Illinois Series B	5.00	5-1-2037	5,000,000	5,548,947
Will County Community High School District No. 210 Lincoln-Way CAB¤	0.00	1-1-2025	14,385,000	13,893,459
Will County Community High School District No. 210 Lincoln-Way CAB (AGM Insured)¤	0.00	1-1-2026	8,695,000	8,124,330
				161,794,082
Health revenue: 0.54%
Illinois Finance Authority Advocate Aurora Health Obligated Group	5.00	8-1-2038	1,520,000	1,536,216
Illinois Finance Authority Advocate Aurora Health Obligated Group Series 2008-A-2	4.00	11-1-2030	2,495,000	2,552,558
Illinois Finance Authority Ascension Health Credit Group Series C	4.00	2-15-2041	4,785,000	4,734,630
Illinois Finance Authority Lutheran Life Communities Obligated Group Series A	4.00	11-1-2024	420,000	415,410
Illinois Finance Authority Washington & Jane Smith Community - Orland Park	4.00	10-15-2025	295,000	283,604
Illinois Finance Authority Washington & Jane Smith Community - Orland Park	4.00	10-15-2028	670,000	613,635
				10,136,053
Housing revenue: 0.65%
Illinois Housing Development Authority Series C	2.90	8-1-2031	1,000,000	948,267
Illinois Sports Facilities Authority	5.00	6-15-2028	1,000,000	1,046,987
Illinois Sports Facilities Authority (BAM Insured)	5.00	6-15-2028	3,015,000	3,202,879
Illinois Sports Facilities Authority (BAM Insured)	5.00	6-15-2030	5,250,000	5,643,455
Northern Illinois University (BAM Insured)	5.00	10-1-2027	350,000	371,808
Northern Illinois University (BAM Insured)	5.00	10-1-2029	650,000	707,274
Northern Illinois University (BAM Insured)	5.00	10-1-2030	325,000	355,839
				12,276,509
Miscellaneous revenue: 0.14%
City of Chicago Lakeshore East Special Assessment Area144A	3.20	12-1-2029	300,000	281,402
City of Chicago Lakeshore East Special Assessment Area144A	3.29	12-1-2030	325,000	304,097
City of Chicago Lakeshore East Special Assessment Area144A	3.38	12-1-2031	348,000	323,943
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 19

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
City of Chicago Lakeshore East Special Assessment Area144A	3.45%	12-1-2032	$275,000	$255,132
Illinois Sports Facilities Authority (Ambac Insured)¤	0.00	6-15-2026	1,740,000	1,574,832
				2,739,406
Tax revenue: 2.85%
City of St. Charles Sales Tax Revenue	4.00	1-1-2024	885,000	885,000
City of St. Charles Sales Tax Revenue	4.00	1-1-2025	925,000	915,692
County of Cook Sales Tax Revenue	5.00	11-15-2029	1,000,000	1,084,957
County of Cook Sales Tax Revenue Series A	5.00	11-15-2029	675,000	758,571
County of Cook Sales Tax Revenue Series A	5.00	11-15-2030	3,575,000	4,052,697
County of Cook Sales Tax Revenue Series A	5.00	11-15-2031	2,250,000	2,547,095
Illinois Sports Facilities Authority	5.00	6-15-2024	4,135,000	4,154,384
Illinois Sports Facilities Authority (AGM Insured)	5.25	6-15-2032	5,000,000	5,021,824
Regional Transportation Authority Series A (AGM Insured)	5.25	6-1-2024	9,995,000	10,082,978
Regional Transportation Authority Series Bøø	4.50	6-1-2025	3,250,000	3,250,000
Sales Tax Securitization Corp. Series A	5.00	1-1-2026	4,815,000	5,023,582
Sales Tax Securitization Corp. Series A	5.00	1-1-2027	1,000,000	1,065,488
Sales Tax Securitization Corp. Series A	5.00	1-1-2028	5,000,000	5,448,666
State of Illinois Sales Tax Revenue	5.00	6-15-2025	9,025,000	9,034,470
State of Illinois Sales Tax Revenue Series 1 (NPFGC Insured)	6.00	6-15-2024	515,000	520,819
				53,846,223
Utilities revenue: 0.27%
City of Springfield Electric Revenue (AGM Insured)	4.00	3-1-2040	2,000,000	1,996,798
Northern Illinois Municipal Power Agency Series A	4.00	12-1-2032	3,000,000	3,051,429
				5,048,227
Water & sewer revenue: 0.46%
City of Chicago Wastewater Transmission Revenue Series B (AGM Insured)	5.00	1-1-2031	3,140,000	3,280,509
City of Chicago Waterworks Revenue	5.00	11-1-2028	2,560,000	2,690,574
City of Chicago Waterworks Revenue Series 2017-2 (AGM Insured)	5.00	11-1-2030	2,620,000	2,805,120
				8,776,203
				312,197,262
Indiana: 2.04%
Education revenue: 0.01%
Indiana Finance Authority KIPP Indianapolis, Inc. Series A	4.00	7-1-2030	210,000	199,594
Miscellaneous revenue: 1.22%
Indiana Bond Bank Hamilton Co. Projects CAB¤	0.00	7-15-2026	735,000	674,356
Indiana Bond Bank Hamilton Co. Projects CAB¤	0.00	7-15-2027	630,000	559,142
Indianapolis Local Public Improvement Bond Bank Series A	5.00	6-1-2028	5,710,000	6,243,084
Indianapolis Local Public Improvement Bond Bank Series A	5.00	6-1-2029	6,600,000	7,351,987
Indianapolis Local Public Improvement Bond Bank Series A	5.00	6-1-2030	6,300,000	7,124,497
Indianapolis Local Public Improvement Bond Bank Series E	5.00	3-1-2033	1,000,000	1,093,330
				23,046,396
The accompanying notes are an integral part of these financial statements.
20 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.65%
Indiana Finance Authority Indianapolis Power & Light Co. Series Aøø	0.75%	12-1-2038	$3,000,000	$2,751,799
Indiana Finance Authority Ohio Valley Electric Corp. Series A	4.25	11-1-2030	7,630,000	7,727,548
Indiana Finance Authority Ohio Valley Electric Corp. Series B	3.00	11-1-2030	2,000,000	1,877,680
				12,357,027
Water & sewer revenue: 0.16%
Terre Haute Sanitary District	5.25	9-28-2028	3,000,000	3,012,009
				38,615,026
Iowa: 0.50%
Education revenue: 0.14%
Iowa Student Loan Liquidity Corp. Series B AMT	5.00	12-1-2025	1,295,000	1,327,697
Iowa Student Loan Liquidity Corp. Series B AMT	5.00	12-1-2026	1,215,000	1,263,883
				2,591,580
Utilities revenue: 0.27%
PEFA, Inc.øø	5.00	9-1-2049	4,975,000	5,095,750
Water & sewer revenue: 0.09%
Xenia Rural Water District	5.00	12-1-2031	1,615,000	1,723,316
				9,410,646
Kansas: 0.54%
Health revenue: 0.06%
City of Wichita Presbyterian Manors Obligated Group	5.00	5-15-2026	1,105,000	1,074,020
Tax revenue: 0.48%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue	4.00	12-1-2028	165,000	156,465
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00	9-1-2034	22,360,000	8,955,634
				9,112,099
				10,186,119
Kentucky: 3.37%
Education revenue: 0.13%
City of Columbia Lindsey Wilson College, Inc.	3.00	12-1-2024	805,000	798,663
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2029	570,000	552,075
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2030	590,000	566,722
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2031	615,000	585,280
				2,502,740
Health revenue: 0.18%
Kentucky EDFA Kenton Housing Obligated Group	5.00	11-15-2025	645,000	633,167
Kentucky EDFA Norton Healthcare Obligated Group Series B CAB (NPFGC Insured)¤	0.00	10-1-2026	3,000,000	2,711,265
				3,344,432
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 21

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.13%
County of Boone Duke Energy Kentucky, Inc. Series A	3.70%	8-1-2027	$2,500,000	$2,490,651
Miscellaneous revenue: 0.05%
Kentucky State University (BAM Insured)	3.00	11-1-2032	320,000	315,381
Kentucky State University (BAM Insured)	4.00	11-1-2033	130,000	140,061
Kentucky State University (BAM Insured)	4.00	11-1-2034	130,000	140,069
Kentucky State University (BAM Insured)	5.00	11-1-2029	200,000	225,646
Kentucky State University (BAM Insured)	5.00	11-1-2030	175,000	200,842
				1,021,999
Utilities revenue: 2.88%
County of Trimble Louisville Gas & Electric Co. Series A	0.63	9-1-2026	3,250,000	3,002,845
County of Trimble Louisville Gas & Electric Co. Series A AMTøø	1.30	9-1-2044	6,250,000	5,525,508
County of Trimble Louisville Gas & Electric Co. Series B AMT	1.35	11-1-2027	6,200,000	5,724,508
Kentucky Public Energy Authority Series A-1øø	4.00	12-1-2049	3,755,000	3,761,697
Kentucky Public Energy Authority Series Bøø	4.00	1-1-2049	14,725,000	14,728,259
Kentucky Public Energy Authority Series Cøø	4.00	2-1-2050	14,960,000	15,000,779
Kentucky Public Energy Authority Series C-1øø	4.00	12-1-2049	4,775,000	4,783,516
Louisville/Jefferson County Metropolitan Government Virginia Electric & Power Co. Series B AMT	1.35	11-1-2027	2,000,000	1,836,723
				54,363,835
				63,723,657
Louisiana: 1.71%
Airport revenue: 0.24%
New Orleans Aviation Board Louis Armstrong New Orleans International Airport CFC Revenue (AGM Insured)	5.00	1-1-2031	1,250,000	1,370,337
New Orleans Aviation Board Louis Armstrong New Orleans International Airport CFC Revenue (AGM Insured)	5.00	1-1-2032	2,000,000	2,191,314
New Orleans Aviation Board Louis Armstrong New Orleans International Airport Series A	5.00	1-1-2032	1,000,000	1,015,706
				4,577,357
GO revenue: 0.11%
State of Louisiana Series A	5.00	2-1-2027	2,000,000	2,002,548
Industrial development revenue: 0.94%
Parish of St. John the Baptist Marathon Oil Corp. Series 2017 B-2øø	2.38	6-1-2037	8,330,000	7,911,044
Parish of St. John the Baptist Marathon Oil Corp. Series A-1øø	4.05	6-1-2037	3,250,000	3,213,585
Parish of St. John the Baptist Marathon Oil Corp. Series A-3øø	2.20	6-1-2037	7,000,000	6,619,348
				17,743,977
Miscellaneous revenue: 0.06%
Louisiana Local Government Environmental Facilities & CDA Parish of Jefferson LA144A	4.00	11-1-2044	1,305,000	1,141,844
Water & sewer revenue: 0.36%
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2026	350,000	366,739
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2027	600,000	642,537
The accompanying notes are an integral part of these financial statements.
22 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
City of New Orleans Sewerage Service Revenue Series B	5.00%	6-1-2028	$400,000	$436,648
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2029	600,000	664,541
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2030	600,000	672,159
East Baton Rouge Sewerage Commission Series Aøø	1.30	2-1-2041	3,500,000	3,119,255
Greater Ouachita Water Co. (BAM Insured)	5.00	9-1-2024	460,000	465,790
Greater Ouachita Water Co. (BAM Insured)	5.00	9-1-2025	510,000	527,500
				6,895,169
				32,360,895
Maine: 0.15%
Health revenue: 0.15%
Maine Health & Higher Educational Facilities Authority Northern Light Health Obligated Group Series C	5.00	7-1-2039	1,865,000	1,977,901
Maine Health & Higher Educational Facilities Authority Series A	5.00	7-1-2027	750,000	800,858
				2,778,759
Maryland: 1.73%
Education revenue: 0.11%
County of Prince George’s Chesapeake Lighthouse Foundation, Inc. Series A	5.00	8-1-2026	825,000	836,385
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	5.00	6-1-2029	300,000	321,834
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	5.00	6-1-2031	350,000	382,295
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	5.00	6-1-2033	425,000	461,505
				2,002,019
Health revenue: 0.10%
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00	1-1-2026	495,000	507,906
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00	1-1-2027	430,000	448,455
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00	1-1-2028	300,000	317,565
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00	1-1-2029	290,000	310,890
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00	1-1-2030	285,000	308,357
				1,893,173
Housing revenue: 0.88%
Maryland Community Development Administration Series C	3.00	4-1-2024	4,600,000	4,584,780
Maryland Community Development Administration Woodside Preservation LP Series A144A	1.33	1-1-2024	6,000,000	6,000,000
Maryland Stadium Authority Series A	5.00	3-1-2036	2,890,000	3,422,755
Maryland Stadium Authority Series A	5.00	3-1-2037	2,250,000	2,640,668
				16,648,203
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 23

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.49%
State of Maryland Department of Transportation	4.00%	12-15-2027	$9,260,000	$9,262,117
Transportation revenue: 0.15%
Maryland Economic Development Corp. Purple Line Transit Partners LLC Series A AMT	5.00	11-12-2028	2,750,000	2,822,359
				32,627,871
Massachusetts: 1.12%
Airport revenue: 0.48%
Massachusetts Port Authority Series E AMT	5.00	7-1-2031	1,000,000	1,131,715
Massachusetts Port Authority Series E AMT	5.00	7-1-2032	1,500,000	1,696,244
Massachusetts Port Authority Series E AMT	5.00	7-1-2033	3,000,000	3,390,024
Massachusetts Port Authority Series E AMT	5.00	7-1-2034	2,615,000	2,950,506
				9,168,489
Education revenue: 0.40%
Collegiate Charter School of Lowell	4.00	6-15-2024	110,000	109,550
Collegiate Charter School of Lowell	5.00	6-15-2029	490,000	494,706
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2029	340,000	333,750
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2030	355,000	346,661
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2031	370,000	359,716
Massachusetts Development Finance Agency SABIS International Charter School	5.00	4-15-2025	430,000	431,396
Massachusetts Educational Financing Authority Series B AMT	5.00	7-1-2026	1,000,000	1,033,952
Massachusetts Educational Financing Authority Series B AMT	5.00	7-1-2027	1,500,000	1,565,935
Massachusetts Educational Financing Authority Series B AMT	5.00	7-1-2028	1,250,000	1,327,144
Massachusetts Educational Financing Authority Series B AMT	5.00	7-1-2029	1,400,000	1,504,775
				7,507,585
Health revenue: 0.24%
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series T-1 (SIFMA Municipal Swap+0.60%)144A±	4.47	7-1-2049	2,650,000	2,625,344
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G144A	5.00	7-15-2026	150,000	151,494
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G144A	5.00	7-15-2027	160,000	162,294
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G144A	5.00	7-15-2028	175,000	177,891
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G144A	5.00	7-15-2029	300,000	304,752
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G144A	5.00	7-15-2030	320,000	322,480
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G144A	5.00	7-15-2031	350,000	346,893
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G144A	5.00	7-15-2032	400,000	395,200
				4,486,348
				21,162,422
The accompanying notes are an integral part of these financial statements.
24 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Michigan: 1.62%
Airport revenue: 0.22%
Wayne County Airport Authority Detroit Metropolitan Series F AMT	5.00%	12-1-2030	$4,000,000	$4,068,030
Education revenue: 0.27%
Lake Superior State University (AGM Insured)	4.00	11-15-2029	1,220,000	1,295,063
Lake Superior State University (AGM Insured)	4.00	11-15-2030	405,000	433,495
Lake Superior State University (AGM Insured)	4.00	11-15-2031	400,000	429,037
Michigan Finance Authority Cesar Chavez Academy	3.25	2-1-2024	90,000	89,897
Michigan Finance Authority College for Creative Studies	5.00	12-1-2026	840,000	840,515
Michigan Finance Authority College for Creative Studies	5.00	12-1-2027	585,000	585,396
Michigan Finance Authority College for Creative Studies	5.00	12-1-2028	535,000	535,383
Michigan Finance Authority College for Creative Studies	5.00	12-1-2029	590,000	590,444
Michigan Finance Authority College for Creative Studies	5.00	12-1-2030	400,000	400,289
				5,199,519
GO revenue: 0.11%
Williamston Community Schools School District Series A (SBLF Insured)	4.00	5-1-2024	1,025,000	1,027,893
Williamston Community Schools School District Series A (SBLF Insured)	4.00	5-1-2025	1,000,000	1,014,427
				2,042,320
Industrial development revenue: 0.10%
Michigan Strategic Fund Graphic Packaging International LLC AMTøø	4.00	10-1-2061	2,000,000	1,972,819
Miscellaneous revenue: 0.65%
Michigan Finance Authority City of Detroit Income Tax Revenue Series F1	4.50	10-1-2029	5,685,000	5,715,201
Michigan Finance Authority County of Wayne	5.00	11-1-2028	865,000	959,129
Michigan Finance Authority County of Wayne	5.00	11-1-2029	1,500,000	1,662,921
Michigan Finance Authority Detroit Public Lighting Authority Utility Users Tax Revenue Series B	5.00	7-1-2032	3,000,000	3,015,187
Michigan Public Educational Facilities Authority Chandler Park Academy	6.35	11-1-2028	860,000	860,728
				12,213,166
Water & sewer revenue: 0.27%
Michigan Finance Authority Great Lakes Water Authority Sewage Disposal System Revenue Series C-3 (AGM Insured)	5.00	7-1-2031	3,000,000	3,017,412
Michigan Finance Authority Great Lakes Water Authority Water Supply System Revenue Series D6 (NPFGC Insured)	5.00	7-1-2024	2,130,000	2,146,322
				5,163,734
				30,659,588
Minnesota: 2.09%
Education revenue: 0.62%
City of Minneapolis Northeast College Prep Series A	5.00	7-1-2040	875,000	785,010
City of Ramsey PACT Charter School Series A	5.00	6-1-2032	6,500,000	6,521,092
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 25

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
City of Woodbury Leadership Academy Series A	4.00%	7-1-2031	$690,000	$637,931
City of Woodbury Leadership Academy Series A	4.00	7-1-2041	850,000	676,039
Housing & RDA of The City of St. Paul Minnesota Hmong College Prep Academy Series A	5.00	9-1-2026	625,000	627,367
Minnesota Higher Education Facilities Authority St. Catherine University Series A	5.00	10-1-2024	545,000	551,762
Minnesota Higher Education Facilities Authority St. Catherine University Series A	5.00	10-1-2027	1,035,000	1,100,241
Minnesota Higher Education Facilities Authority St. Catherine University Series A	5.00	10-1-2029	660,000	711,201
				11,610,643
Health revenue: 0.42%
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2033	2,585,000	2,640,666
City of Shakopee Senior Housing Revenue Benedictine Living Community of Shakopee LLC144Aøø	5.85	11-1-2058	5,410,000	5,248,785
				7,889,451
Miscellaneous revenue: 0.53%
JPMorgan Chase Putters/Drivers Trust AMT144Aø	4.85	3-20-2024	10,000,000	10,000,000
Utilities revenue: 0.52%
Minnesota Municipal Gas Agency Series B (U.S. SOFR+1.00%)±	4.61	12-1-2052	10,000,000	9,899,970
				39,400,064
Mississippi: 0.58%
Health revenue: 0.38%
Mississippi Hospital Equipment & Facilities Authority Baptist Memorial Health Care Obligated Group Series A-1øø	5.00	9-1-2044	3,000,000	3,061,277
Mississippi Hospital Equipment & Facilities Authority North Mississippi Medical Center Obligated Group Series IIøø	5.00	10-1-2040	3,930,000	4,132,594
				7,193,871
Miscellaneous revenue: 0.20%
Mississippi Development Bank City of Gulfport	4.00	9-1-2029	620,000	642,604
Mississippi Development Bank City of Gulfport	4.00	9-1-2030	565,000	582,894
Mississippi Development Bank City of Gulfport	4.00	9-1-2031	400,000	411,725
Mississippi Development Bank City of Gulfport	4.00	9-1-2032	435,000	447,535
Mississippi Development Bank City of Gulfport	5.00	9-1-2024	355,000	359,002
Mississippi Development Bank City of Gulfport	5.00	9-1-2025	255,000	262,911
Mississippi Development Bank City of Gulfport	5.00	9-1-2026	225,000	236,795
Mississippi Development Bank City of Gulfport	5.00	9-1-2027	385,000	413,216
Mississippi Development Bank City of Gulfport	5.00	9-1-2028	315,000	344,131
				3,700,813
				10,894,684
The accompanying notes are an integral part of these financial statements.
26 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Missouri: 2.43%
Airport revenue: 0.12%
City of St. Louis Airport Revenue Series D AMT (AGM Insured)	5.00%	7-1-2030	$2,090,000	$2,206,404
Education revenue: 0.37%
HEFA of the State of Missouri AT Still University of Health Sciences Series A	5.00	10-1-2026	925,000	966,595
HEFA of the State of Missouri AT Still University of Health Sciences Series A	5.00	10-1-2027	975,000	1,035,751
HEFA of the State of Missouri AT Still University of Health Sciences Series A	5.00	10-1-2028	1,025,000	1,104,109
HEFA of the State of Missouri Webster University	5.00	4-1-2024	2,820,000	2,814,608
HEFA of the State of Missouri Webster University	5.00	4-1-2025	600,000	595,607
HEFA of the State of Missouri Webster University	5.00	4-1-2026	500,000	494,125
				7,010,795
Health revenue: 1.33%
HEFA of the State of Missouri BJC Healthcare Obligated Group Series Cøø	5.00	5-1-2052	18,000,000	19,509,271
HEFA of the State of Missouri St. Luke’s Health System Obligated Group	5.00	11-15-2030	5,425,000	5,651,962
				25,161,233
Housing revenue: 0.08%
Missouri Southern State University Auxiliary Enterprise System Revenue	3.00	10-1-2026	565,000	551,262
Missouri Southern State University Auxiliary Enterprise System Revenue	4.00	10-1-2031	1,000,000	966,918
				1,518,180
Miscellaneous revenue: 0.40%
Kansas City IDA Airport Revenue Series B AMT	5.00	3-1-2028	3,000,000	3,186,949
Kansas City IDA Airport Revenue Series B AMT	5.00	3-1-2030	2,000,000	2,144,777
Riverside-Quindaro Bend Levee District of Platte County 385 Project	5.00	3-1-2024	1,000,000	1,001,823
Riverside-Quindaro Bend Levee District of Platte County 385 Project	5.00	3-1-2025	1,105,000	1,117,424
				7,450,973
Tax revenue: 0.07%
City of Richmond Heights	5.63	11-1-2025	670,000	661,787
City of St. Ann Plaza Redevelopment Project Series A144A	4.63	11-1-2030	720,000	705,720
				1,367,507
Water & sewer revenue: 0.06%
City of Kansas City Sanitary Sewer System Revenue Series B	5.00	1-1-2025	810,000	827,460
City of Kansas City Sanitary Sewer System Revenue Series B	5.00	1-1-2028	275,000	302,528
				1,129,988
				45,845,080
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 27

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Nebraska: 0.60%
Airport revenue: 0.05%
Lincoln Airport Authority AMT	5.00%	7-1-2029	$835,000	$915,856
Education revenue: 0.11%
County of Douglas Creighton University Series B (SIFMA Municipal Swap+0.53%)±	4.40	7-1-2035	2,205,000	2,168,524
Utilities revenue: 0.44%
Central Plains Energy Project No. 3 Series A	5.00	9-1-2025	3,290,000	3,351,878
Central Plains Energy Project No. 3 Series A	5.00	9-1-2026	3,750,000	3,864,016
Central Plains Energy Project No. 3 Series A	5.00	9-1-2027	1,000,000	1,041,107
				8,257,001
				11,341,381
Nevada: 0.10%
Miscellaneous revenue: 0.10%
City of Las Vegas Special Improvement District No. 816	2.00	6-1-2024	150,000	148,374
City of Las Vegas Special Improvement District No. 816	2.00	6-1-2025	180,000	173,278
City of Las Vegas Special Improvement District No. 816	2.00	6-1-2026	225,000	210,472
City of Las Vegas Special Improvement District No. 816	2.25	6-1-2027	250,000	228,751
City of Las Vegas Special Improvement District No. 816	2.50	6-1-2028	250,000	224,347
City of Las Vegas Special Improvement District No. 816	2.50	6-1-2029	200,000	174,550
City of Las Vegas Special Improvement District No. 816	2.63	6-1-2030	300,000	255,088
City of Las Vegas Special Improvement District No. 816	2.75	6-1-2031	225,000	187,902
City of Las Vegas Special Improvement District No. 816	2.75	6-1-2033	415,000	332,210
				1,934,972
New Hampshire: 0.24%
Housing revenue: 0.12%
New Hampshire Business Finance Authority Series 1A	4.13	1-20-2034	2,353,401	2,326,650
Resource recovery revenue: 0.12%
New Hampshire Business Finance Authority United Illuminating Co. Series A	4.50	10-1-2033	2,000,000	2,153,568
				4,480,218
New Jersey: 3.45%
Airport revenue: 0.29%
New Jersey EDA Port Newark Container Terminal LLC AMT	5.00	10-1-2025	2,750,000	2,784,147
New Jersey EDA Port Newark Container Terminal LLC AMT	5.00	10-1-2026	2,130,000	2,179,148
South Jersey Port Corp. Series B AMT	5.00	1-1-2028	500,000	533,076
				5,496,371
Education revenue: 0.10%
Atlantic County Improvement Authority Stockton University Series A (AGM Insured)	4.00	7-1-2036	425,000	443,959
Atlantic County Improvement Authority Stockton University Series A (AGM Insured)	4.00	7-1-2037	150,000	155,354
The accompanying notes are an integral part of these financial statements.
28 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Atlantic County Improvement Authority Stockton University Series A (AGM Insured)	4.00%	7-1-2038	$200,000	$205,610
Atlantic County Improvement Authority Stockton University Series A (AGM Insured)	5.00	7-1-2032	225,000	257,598
Atlantic County Improvement Authority Stockton University Series A (AGM Insured)	5.00	7-1-2034	225,000	257,103
Passaic County Improvement Authority Paterson Arts & Science Charter School	4.25	7-1-2033	620,000	636,748
				1,956,372
GO revenue: 0.33%
Atlantic City Board of Education (AGM Insured)	4.00	4-1-2027	400,000	416,942
Atlantic City Board of Education (AGM Insured)	4.00	4-1-2029	400,000	425,055
Atlantic City Board of Education (AGM Insured)	4.00	4-1-2031	350,000	367,913
Atlantic City Board of Education (AGM Insured)	4.00	4-1-2033	300,000	313,248
Atlantic City Board of Education (AGM Insured)	4.00	4-1-2034	260,000	271,081
New Jersey EDA Series GGG144A	5.25	9-1-2026	2,000,000	2,127,987
Newark Board of Education (BAM Insured)	5.00	7-15-2029	340,000	376,779
Newark Board of Education (BAM Insured)	5.00	7-15-2030	325,000	365,768
Newark Board of Education (BAM Insured)	5.00	7-15-2031	400,000	456,669
Newark Board of Education (BAM Insured)	5.00	7-15-2032	430,000	493,188
Newark Board of Education (BAM Insured)	5.00	7-15-2033	520,000	596,178
				6,210,808
Housing revenue: 2.21%
Garden State Preservation Trust Series A (AGM Insured)	5.75	11-1-2028	5,000,000	5,390,944
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	3.13	7-1-2029	5,620,000	5,463,581
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	3.38	7-1-2030	9,705,000	9,585,692
New Jersey EDA Motor Vehicle Surcharge Revenue Series I (SIFMA Municipal Swap+1.25%)±	5.12	9-1-2025	4,500,000	4,508,650
New Jersey EDA Series QQQ	5.00	6-15-2030	1,000,000	1,139,249
New Jersey EDA Series QQQ	5.00	6-15-2031	500,000	573,635
New Jersey TTFA Series A¤	0.00	12-15-2026	12,000,000	10,906,409
New Jersey TTFA Series A	5.00	12-15-2025	1,000,000	1,042,692
New Jersey TTFA Series C (Ambac Insured)¤	0.00	12-15-2026	3,500,000	3,181,036
				41,791,888
Industrial development revenue: 0.01%
New Jersey EDA Elite Pharmaceuticals, Inc. Series A	6.50	9-1-2030	250,000	220,290
Tax revenue: 0.09%
New Jersey TTFA Series BB	5.00	6-15-2030	1,500,000	1,659,726
Transportation revenue: 0.06%
South Jersey Transportation Authority Series A (BAM Insured)	5.00	11-1-2036	500,000	567,418
South Jersey Transportation Authority Series A (BAM Insured)	5.00	11-1-2037	500,000	561,515
				1,128,933
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 29

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.36%
New Jersey EDA American Water Co., Inc. Series A AMTøø	2.20%	10-1-2039	$5,500,000	$4,930,361
New Jersey EDA American Water Co., Inc. Series D AMTøø	1.10	11-1-2029	2,075,000	1,839,041
				6,769,402
				65,233,790
New Mexico: 0.92%
Industrial development revenue: 0.47%
City of Farmington Southern California Edison Co. Series A	1.80	4-1-2029	10,000,000	8,946,210
Tax revenue: 0.09%
Winrock Town Center Tax Increment Development District No. 1144A	3.75	5-1-2028	771,000	742,433
Winrock Town Center Tax Increment Development District No. 1144A	4.00	5-1-2033	1,035,000	943,342
				1,685,775
Utilities revenue: 0.36%
New Mexico Municipal Energy Acquisition Authority Series A (Royal Bank of Canada LIQ)øø	5.00	11-1-2039	6,655,000	6,765,090
				17,397,075
New York: 7.80%
Airport revenue: 0.18%
New York Transportation Development Corp. Delta Air Lines, Inc.	6.00	4-1-2035	3,000,000	3,341,988
Education revenue: 1.47%
Babylon L D Corp. II Series A	5.75	2-1-2033	2,265,000	2,282,413
Babylon L D Corp. II Series A	6.40	2-1-2043	3,720,000	3,742,665
Build NYC Resource Corp. Integration Charter Schools Series A144A	4.00	6-1-2031	650,000	624,535
Build NYC Resource Corp. Integration Charter Schools Series A144A	5.00	6-1-2036	525,000	526,951
Build NYC Resource Corp. Integration Charter Schools Series A144A	5.00	6-1-2041	400,000	386,888
Build NYC Resource Corp. South Bronx Charter School For International Cultures & The Arts Series A144A	6.25	4-15-2033	1,270,000	1,362,255
Build NYC Resource Corp. South Bronx Charter School For International Cultures & The Arts Series B144A	6.25	4-15-2033	1,120,000	1,201,358
Hempstead Town Local Development Corp. Academy Charter School Series A	4.05	2-1-2031	2,415,000	2,225,232
Hempstead Town Local Development Corp. Academy Charter School Series A	4.45	2-1-2041	500,000	398,254
Hempstead Town Local Development Corp. Academy Charter School Series A	4.76	2-1-2027	970,000	949,887
Hempstead Town Local Development Corp. Academy Charter School Series A	5.45	2-1-2027	2,880,000	2,875,833
Hempstead Town Local Development Corp. Academy Charter School Series A	6.47	2-1-2033	1,435,000	1,483,036
The accompanying notes are an integral part of these financial statements.
30 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Hempstead Town Local Development Corp. Academy Charter School Series B	4.76%	2-1-2027	$150,000	$146,890
Hempstead Town Local Development Corp. Evergreen Charter School, Inc. Series A	5.00	6-15-2032	7,115,000	7,377,793
New York City Industrial Development Agency Churchill School & Center for Learning Disabilities, Inc. (AGC Insured)	2.25	10-1-2029	980,000	930,860
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2030	625,000	666,347
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2037	200,000	211,769
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2042	275,000	282,578
				27,675,544
GO revenue: 0.40%
City of Dunkirk	6.00	7-26-2024	4,580,000	4,586,273
City of Poughkeepsie	4.00	4-15-2029	245,000	246,495
City of Poughkeepsie	5.00	6-1-2024	340,000	340,773
City of Poughkeepsie	5.00	6-1-2025	235,000	237,425
City of Poughkeepsie	5.00	6-1-2031	600,000	615,147
Village of Washingtonville	7.25	10-4-2024	1,500,000	1,513,390
				7,539,503
Health revenue: 0.23%
New York State Dormitory Authority Montefiore Obligated Group Series A	5.00	9-1-2028	1,400,000	1,470,135
New York State Dormitory Authority Montefiore Obligated Group Series A	5.00	9-1-2029	1,350,000	1,431,608
Westchester County Local Development Corp. Purchase Senior Learning Community Obligated Group Series D144A	2.88	7-1-2026	1,500,000	1,472,755
				4,374,498
Housing revenue: 1.51%
New York City Housing Development Corp. Series Aøø	3.73	5-1-2063	5,000,000	5,022,944
New York Liberty Development Corp. Series A	1.70	11-15-2030	4,000,000	3,561,013
New York Liberty Development Corp. Series A	2.10	11-15-2032	5,000,000	4,409,922
New York State Housing Finance Agency Series J-2 (Department of Housing and Urban Development Insured)øø	1.10	11-1-2061	2,500,000	2,281,612
New York State Housing Finance Agency Series K2 (Department of Housing and Urban Development Insured)øø	1.00	11-1-2061	500,000	465,889
New York State Urban Development Corp. Tax Revenue Series A	4.00	3-15-2042	5,000,000	5,077,299
State of New York Mortgage Agency Homeowner Mortgage Revenue Series 235 AMT	0.65	4-1-2024	710,000	703,128
State of New York Mortgage Agency Homeowner Mortgage Revenue Series 235 AMT	0.75	10-1-2024	825,000	802,803
State of New York Mortgage Agency Homeowner Mortgage Revenue Series 235 AMT	0.88	4-1-2025	1,705,000	1,629,923
State of New York Mortgage Agency Homeowner Mortgage Revenue Series 235 AMT	1.00	10-1-2025	2,415,000	2,244,205
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 31

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
State of New York Mortgage Agency Homeowner Mortgage Revenue Series 235 AMT	1.05%	4-1-2026	$1,275,000	$1,179,793
State of New York Mortgage Agency Homeowner Mortgage Revenue Series 235 AMT	1.15	10-1-2026	1,335,000	1,224,334
				28,602,865
Industrial development revenue: 0.77%
New York Liberty Development Corp. One Bryant Park LLC Class 3	2.80	9-15-2069	2,000,000	1,817,981
New York Transportation Development Corp. American Airlines, Inc. AMT	2.25	8-1-2026	1,235,000	1,180,660
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	4.00	10-1-2030	750,000	736,290
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	10-1-2035	9,250,000	9,606,601
New York Transportation Development Corp. Empire State Thruway Partners LLC AMT	2.50	10-31-2031	750,000	646,172
New York Transportation Development Corp. Empire State Thruway Partners LLC AMT	4.00	10-31-2034	500,000	508,329
				14,496,033
Miscellaneous revenue: 0.58%
New York City Industrial Development Agency Queens Ballpark Co. LLC Series A (AGM Insured)	5.00	1-1-2025	1,250,000	1,273,733
New York City Industrial Development Agency Queens Ballpark Co. LLC Series A (AGM Insured)	5.00	1-1-2030	1,750,000	1,949,481
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series A2øø	2.00	5-15-2045	7,900,000	7,393,221
Western Regional Off-Track Betting Corp.144A	3.00	12-1-2026	425,000	397,847
				11,014,282
Resource recovery revenue: 0.10%
New York State Environmental Facilities Corp. Casella Waste Systems, Inc. Series R-1 AMTøø	2.75	9-1-2050	2,000,000	1,928,619
Tax revenue: 0.27%
New York City Transitional Finance Authority Future Tax Secured Revenue Series A1	4.00	8-1-2041	3,000,000	3,020,051
New York State Dormitory Authority Personal Income Tax Revenue Series C	5.00	3-15-2034	2,000,000	2,006,264
				5,026,315
Transportation revenue: 1.42%
Metropolitan Transportation Authority Series Aøø	5.00	11-15-2048	800,000	805,550
Metropolitan Transportation Authority Series C	5.00	11-15-2024	3,535,000	3,597,028
Metropolitan Transportation Authority Series G1F (U.S. SOFR+0.43%)±	4.04	11-1-2026	720,000	712,897
The accompanying notes are an integral part of these financial statements.
32 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue(continued)
Metropolitan Transportation Authority Series G3 (SIFMA Municipal Swap+0.43%)±	4.30%	11-1-2031	$20,000,000	$19,783,740
Triborough Bridge & Tunnel Authority Series B2Aø	3.75	1-1-2032	1,900,000	1,900,000
				26,799,215
Utilities revenue: 0.55%
Long Island Power Authority Series Bøø	0.85	9-1-2050	3,000,000	2,872,879
Long Island Power Authority Series Bøø	1.50	9-1-2051	3,500,000	3,306,833
New York State Energy Research & Development Authority Electric & Gas Corp. Series C	4.00	4-1-2034	4,000,000	4,140,100
				10,319,812
Water & sewer revenue: 0.32%
New York City Municipal Water Finance Authority Water & Sewer System Series AA	4.00	6-15-2040	6,000,000	6,126,085
				147,244,759
North Carolina: 0.50%
Education revenue: 0.08%
North Carolina Capital Facilities Finance Agency Campbell University, Inc. Series A	5.00	10-1-2028	450,000	481,255
North Carolina Capital Facilities Finance Agency Campbell University, Inc. Series A	5.00	10-1-2029	550,000	594,873
North Carolina Capital Facilities Finance Agency Campbell University, Inc. Series A	5.00	10-1-2030	450,000	491,001
				1,567,129
Health revenue: 0.37%
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series Eøø	0.80	1-15-2048	2,000,000	1,910,801
North Carolina Medical Care Commission Friends Homes Obligated Group Series B1	2.55	9-1-2026	1,575,000	1,490,788
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	4.00	3-1-2029	275,000	262,852
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	4.00	3-1-2030	285,000	269,597
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	4.00	3-1-2031	290,000	271,377
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	4.00	3-1-2036	900,000	790,138
North Carolina Medical Care Commission Novant Health Obligated Group Series Aø	3.85	11-1-2034	2,000,000	2,000,000
				6,995,553
Industrial development revenue: 0.05%
Columbus County Industrial Facilities & PCFA International Paper Co. Series Bøø	2.00	11-1-2033	850,000	835,317
				9,397,999
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 33

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
North Dakota: 0.88%
GO revenue: 0.70%
Cass County Joint Water Resource District Series A	0.48%	5-1-2024	$2,500,000	$2,456,241
McKenzie County Public School District No. 1 Series A	5.00	8-1-2025	960,000	987,348
McKenzie County Public School District No. 1 Series A	5.00	8-1-2026	1,115,000	1,171,291
McKenzie County Public School District No. 1 Series A	5.00	8-1-2027	1,170,000	1,253,639
McKenzie County Public School District No. 1 Series A	5.00	8-1-2028	1,225,000	1,336,178
McKenzie County Public School District No. 1 Series A	5.00	8-1-2029	1,290,000	1,407,779
McKenzie County Public School District No. 1 Series A	5.00	8-1-2030	1,355,000	1,478,437
McKenzie County Public School District No. 1 Series A	5.00	8-1-2031	1,420,000	1,549,498
McKenzie County Public School District No. 1 Series A	5.00	8-1-2032	1,490,000	1,626,032
				13,266,443
Health revenue: 0.18%
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2029	1,650,000	1,741,082
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2030	1,600,000	1,694,331
				3,435,413
				16,701,856
Ohio: 2.92%
Airport revenue: 0.12%
Port of Greater Cincinnati Development Authorityøø	4.38	6-15-2056	2,340,000	2,266,339
Education revenue: 0.04%
Allen County Port Authority University of Northwestern Ohio Series A	4.00	12-1-2031	710,000	691,680
Health revenue: 0.94%
County of Hamilton UC Health Obligated Group	5.00	9-15-2027	615,000	639,737
County of Hamilton UC Health Obligated Group	5.00	9-15-2028	650,000	684,298
County of Montgomery Premier Health Partners Obligated Group Series A	5.00	11-15-2033	4,000,000	4,228,216
Ohio Higher Educational Facility Commission Cleveland Clinic Health System Obligated Group Series B4ø	4.07	1-1-2043	12,165,000	12,165,000
				17,717,251
Resource recovery revenue: 0.25%
Ohio Air Quality Development Authority American Electric Power Co. Inc Series C AMTøø	2.10	12-1-2027	4,930,000	4,812,236
Tax revenue: 0.36%
City of Akron Income Tax Revenue	4.00	12-1-2029	4,515,000	4,820,052
City of Akron Income Tax Revenue	4.00	12-1-2030	1,830,000	1,949,925
				6,769,977
Utilities revenue: 0.90%
American Municipal Power, Inc. Fremont Energy Center Revenue Series A	5.00	2-15-2031	1,700,000	1,955,493
Lancaster Port Authority Series A (Royal Bank of Canada LIQ)øø	5.00	8-1-2049	6,355,000	6,436,148
The accompanying notes are an integral part of these financial statements.
34 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Ohio Air Quality Development Authority Valley Electric Corp. Series A	3.25%	9-1-2029	$7,000,000	$6,759,550
Ohio Air Quality Development Authority Valley Electric Corp. Series Cøø	1.50	2-1-2026	2,000,000	1,856,677
				17,007,868
Water & sewer revenue: 0.31%
City of Columbus Sewerage Revenue	5.00	6-1-2031	5,825,000	5,934,164
				55,199,515
Oklahoma: 0.85%
Education revenue: 0.26%
Oklahoma Development Finance Authority University Obligated Group	5.00	8-1-2025	925,000	936,524
Oklahoma Development Finance Authority University Obligated Group	5.00	8-1-2026	975,000	997,408
Oklahoma Development Finance Authority University Obligated Group	5.00	8-1-2027	1,370,000	1,416,031
Oklahoma Development Finance Authority University Obligated Group	5.00	8-1-2028	715,000	745,844
Oklahoma Development Finance Authority University Obligated Group	5.00	8-1-2029	755,000	793,481
				4,889,288
Housing revenue: 0.37%
Carter County Public Facilities Authority Independent School District No. 19 Ardmore	5.00	9-1-2025	365,000	373,581
Carter County Public Facilities Authority Independent School District No. 77 Dickson	4.00	9-1-2025	350,000	356,260
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2028	2,500,000	2,533,302
Muskogee Industrial Trust Independent School District No. 20	5.00	9-1-2024	890,000	899,040
Muskogee Industrial Trust Independent School District No. 20	5.00	9-1-2025	855,000	874,544
Muskogee Industrial Trust Independent School District No. 20	5.00	9-1-2026	1,810,000	1,874,781
				6,911,508
Tax revenue: 0.22%
Tulsa Public Facilities Authority	4.00	10-1-2027	4,050,000	4,177,191
				15,977,987
Oregon: 0.87%
Airport revenue: 0.06%
Port of Portland Airport Revenue Series 28 AMT	5.00	7-1-2024	1,125,000	1,133,014
Health revenue: 0.81%
Hospital Facilities Authority of Multnomah County Oregon Adventist Health System/West Obligated Groupøø	5.00	3-1-2040	9,500,000	9,584,053
Hospital Facilities Authority of Multnomah County Oregon Terwilliger Plaza, Inc. Obligated Group	0.95	6-1-2027	1,900,000	1,700,589
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 35

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00%	10-1-2025	$400,000	$409,084
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00	10-1-2026	125,000	129,655
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00	10-1-2027	300,000	315,015
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00	10-1-2031	1,750,000	1,815,865
Yamhill County Hospital Authority Friendsview Manor Obligated Group Series A	5.00	11-15-2036	1,220,000	1,082,481
Yamhill County Hospital Authority Friendsview Manor Obligated Group Series B2	2.13	11-15-2027	305,000	289,526
				15,326,268
				16,459,282
Pennsylvania: 4.98%
Airport revenue: 0.31%
Allegheny County Airport Authority Series A AMT	5.00	1-1-2030	3,000,000	3,290,074
Allegheny County Airport Authority Series A AMT	5.00	1-1-2031	2,250,000	2,498,289
				5,788,363
Education revenue: 0.68%
Chester County IDA Avon Grove Charter School Series A	4.00	12-15-2027	1,025,000	1,019,337
Chester County IDA Collegium Charter School144A	5.00	10-15-2032	2,805,000	2,792,969
General Authority of Southcentral Pennsylvania York College of Pennsylvania Series TT2	5.00	5-1-2029	245,000	268,440
General Authority of Southcentral Pennsylvania York College of Pennsylvania Series TT2	5.00	5-1-2030	395,000	439,065
General Authority of Southcentral Pennsylvania York College of Pennsylvania Series TT2	5.00	5-1-2031	485,000	546,321
Lehigh County General Purpose Authority Lehigh Valley Academy Regional Charter School	4.00	6-1-2030	1,175,000	1,186,334
Pennsylvania Higher Education Assistance Agency Series A	5.00	6-1-2028	600,000	635,766
Pennsylvania Higher Education Assistance Agency Series A	5.00	6-1-2030	800,000	869,389
Philadelphia IDA Independence Charter School West	4.00	6-15-2029	300,000	284,599
Philadelphia IDA Mathematics Science & Technology Community Charter School Series A	4.50	8-1-2026	1,400,000	1,407,272
Philadelphia IDA Mathematics Science & Technology Community Charter School Series B	4.88	8-1-2026	920,000	927,373
Philadelphia IDA Tacony Academy Charter School144A	5.00	6-15-2033	2,000,000	2,025,500
Philadelphia IDA Tacony Academy Charter School144A	5.38	6-15-2038	500,000	501,638
				12,904,003
GO revenue: 0.71%
Armstrong School District Series A (BAM Insured)	5.00	3-15-2027	745,000	799,724
Armstrong School District Series A (BAM Insured)	5.00	3-15-2029	920,000	1,022,462
Laurel Highlands School District (BAM Insured)	3.00	2-1-2030	675,000	675,694
Laurel Highlands School District (BAM Insured)	4.00	2-1-2027	980,000	1,011,454
The accompanying notes are an integral part of these financial statements.
36 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Laurel Highlands School District (BAM Insured)	4.00%	2-1-2029	$1,150,000	$1,201,782
Lower Moreland Township School District	4.00	11-1-2043	1,000,000	1,011,255
School District of Philadelphia Series A	5.00	9-1-2030	2,500,000	2,766,488
School District of Philadelphia Series A	5.00	9-1-2031	2,500,000	2,750,868
Scranton School District Series A	5.00	6-1-2024	750,000	754,735
Scranton School District Series B (NPFGC Insured)	5.00	6-1-2024	665,000	669,962
Scranton School District Series B (NPFGC Insured)	5.00	6-1-2025	710,000	729,596
				13,394,020
Health revenue: 0.75%
Berks County Municipal Authority Tower Health Obligated Group Series Bøø	5.00	2-1-2040	6,000,000	4,138,221
Bucks County IDA Grand View Hospital/Sellersville Obligated Group	5.00	7-1-2026	1,350,000	1,333,371
Bucks County IDA Grand View Hospital/Sellersville Obligated Group	5.00	7-1-2028	1,500,000	1,472,594
Bucks County IDA Grand View Hospital/Sellersville Obligated Group	5.00	7-1-2031	1,120,000	1,078,480
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2031	750,000	763,919
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2032	1,390,000	1,410,962
Lancaster IDA Landis Homes Obligated Group	4.00	7-1-2031	390,000	367,268
Lancaster IDA Landis Homes Obligated Group	4.00	7-1-2037	345,000	302,152
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-2	5.25	7-1-2046	1,000,000	1,028,277
Pennsylvania EDFA UPMC Obligated Group Series A	4.00	11-15-2042	1,000,000	1,001,870
Westmoreland County IDA Excela Health Obligated Group Series A	5.00	7-1-2027	1,200,000	1,255,154
				14,152,268
Housing revenue: 1.35%
East Hempfield Township IDA Student Services, Inc.	5.00	7-1-2025	555,000	564,258
Pennsylvania EDFA Commonwealth of Pennsylvania Department of Transportation AMT	5.00	6-30-2032	2,770,000	3,073,892
Pennsylvania Housing Finance Agency LIH Wilkes-Barre LP (Department of Housing and Urban Development Insured)øø	1.25	2-1-2025	7,000,000	6,984,752
Pennsylvania Housing Finance Agency Series 128A AMT	4.75	4-1-2033	810,000	813,192
Pennsylvania Housing Finance Agency Series 142-A	4.20	10-1-2035	4,475,000	4,721,179
Pennsylvania Housing Finance Agency Series 142-A	4.50	10-1-2038	5,800,000	6,086,942
Pennsylvania Housing Finance Agency Series 142-A	5.50	10-1-2053	3,000,000	3,205,578
				25,449,793
Miscellaneous revenue: 0.01%
Delaware Valley Regional Finance Authority Series C (Ambac Insured)	7.75	7-1-2027	125,000	146,149
Resource recovery revenue: 0.70%
Pennsylvania EDFA Waste Management, Inc. Series A AMTøø	1.75	8-1-2038	13,500,000	13,312,970
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 37

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.12%
Allentown Neighborhood Improvement Zone Development Authority	5.00%	5-1-2029	$500,000	$532,878
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2030	500,000	536,421
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2031	550,000	594,026
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2032	600,000	652,587
				2,315,912
Transportation revenue: 0.19%
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2027	570,000	590,096
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2028	1,185,000	1,228,856
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2029	410,000	423,974
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2030	425,000	438,998
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2031	440,000	453,712
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2032	460,000	473,992
				3,609,628
Water & sewer revenue: 0.16%
Luzerne County IDA Pennsylvania-American Water Co. AMTøø	2.45	12-1-2039	3,250,000	3,009,545
				94,082,651
Rhode Island: 0.07%
GO revenue: 0.07%
City of Providence Series A	5.00	1-15-2024	400,000	400,196
City of Providence Series A	5.00	1-15-2025	450,000	458,214
City of Providence Series A	5.00	1-15-2026	450,000	467,026
				1,325,436
Housing revenue: 0.00%
Rhode Island Housing & Mortgage Finance Corp. Series 10-A	6.50	4-1-2027	15,000	15,033
				1,340,469
South Carolina: 0.21%
Miscellaneous revenue: 0.02%
County of Berkeley Nexton Improvement District	4.00	11-1-2030	370,000	353,751
Resource recovery revenue: 0.02%
South Carolina Jobs-EDA RePower South Berkeley LLC†	8.00	12-6-2029	260,000	208,000
South Carolina Jobs-EDA RePower South Berkeley LLC Series A AMT144A♦‡†	5.25	2-1-2027	3,310,000	165,500
				373,500
Utilities revenue: 0.17%
South Carolina Public Service Authority Series A	5.00	12-1-2031	2,850,000	3,194,044
				3,921,295
The accompanying notes are an integral part of these financial statements.
38 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
South Dakota: 0.41%
Health revenue: 0.41%
South Dakota HEFA Avera Health Obligated Group Series Aøø	5.00%	7-1-2033	$7,675,000	$7,700,974
Tennessee: 0.68%
Utilities revenue: 0.68%
Tennergy Corp. Series Aøø	4.00	12-1-2051	1,190,000	1,193,187
Tennergy Corp. Series Aøø	5.50	10-1-2053	8,010,000	8,549,853
Tennessee Energy Acquisition Corp.øø	4.00	11-1-2049	2,210,000	2,218,538
Tennessee Energy Acquisition Corp. Series B	5.63	9-1-2026	925,000	948,287
				12,909,865
Texas: 7.68%
Airport revenue: 0.35%
City of El Paso Airport Revenue	5.00	8-15-2024	725,000	733,494
City of El Paso Airport Revenue	5.00	8-15-2027	835,000	905,863
City of El Paso Airport Revenue	5.00	8-15-2028	880,000	976,653
City of El Paso Airport Revenue	5.00	8-15-2029	920,000	1,042,285
City of El Paso Airport Revenue	5.00	8-15-2030	970,000	1,119,526
City of Houston Airport System Revenue United Airlines, Inc. Series A AMT	5.00	7-1-2027	1,750,000	1,758,777
				6,536,598
Education revenue: 2.06%
Alamo Community College Districtøø	1.70	11-1-2042	200,000	196,579
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools Inc144Aøø	4.50	6-15-2056	1,500,000	1,493,679
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc. Series A144Aøø	4.88	6-15-2056	2,195,000	2,204,593
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2029	300,000	314,423
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2030	305,000	321,133
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2031	315,000	332,828
Arlington Higher Education Finance Corp. School of Excellence in Education Series A	4.00	2-15-2031	1,240,000	1,098,646
Arlington Higher Education Finance Corp. School of Excellence in Education Series A144A	5.00	2-15-2032	500,000	471,273
Arlington Higher Education Finance Corp. Wayside Schools Series A	4.00	8-15-2029	80,000	77,222
Arlington Higher Education Finance Corp. Wayside Schools Series A	4.00	8-15-2030	85,000	81,413
Arlington Higher Education Finance Corp. Wayside Schools Series A	4.00	8-15-2031	80,000	75,954
Arlington Higher Education Finance Corp. Wayside Schools Series A	5.00	8-15-2024	195,000	194,954
Arlington Higher Education Finance Corp. Wayside Schools Series A	5.00	8-15-2025	205,000	205,272
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 39

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Arlington Higher Education Finance Corp. Wayside Schools Series A	5.00%	8-15-2026	$200,000	$201,109
Arlington Higher Education Finance Corp. Wayside Schools Series A	5.00	8-15-2027	205,000	207,149
Arlington Higher Education Finance Corp. Wayside Schools Series A	5.00	8-15-2028	75,000	75,982
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2029	315,000	336,377
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2030	385,000	414,338
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2031	435,000	471,181
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2032	515,000	560,968
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series A	4.63	8-15-2025	3,680,000	3,650,201
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series A	6.00	3-1-2029	2,126,000	2,131,974
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series D	5.00	8-15-2025	6,565,000	6,580,206
Clifton Higher Education Finance Corp. Uplift Education Series A	4.00	12-1-2025	1,020,000	1,018,690
Clifton Higher Education Finance Corp. Valor Texas Education Foundation Series A144A	5.50	6-15-2033	5,000,000	5,103,894
Hale Center Education Facilities Corp. Wayland Baptist University	5.00	3-1-2028	1,635,000	1,717,433
Hale Center Education Facilities Corp. Wayland Baptist University	5.00	3-1-2029	1,015,000	1,076,938
Hale Center Education Facilities Corp. Wayland Baptist University	5.00	3-1-2030	2,040,000	2,179,531
New Hope Cultural Education Facilities Finance Corp. Cumberland Academy, Inc. Series A144A	4.00	8-15-2030	1,670,000	1,586,766
Newark Higher Education Finance Corp. A+ Charter Schools, Inc. Series A144A	4.63	8-15-2025	500,000	503,304
Odessa Junior College District (AGM Insured)	4.00	7-1-2029	650,000	693,522
Odessa Junior College District (AGM Insured)	4.00	7-1-2030	870,000	937,532
Odessa Junior College District (AGM Insured)	4.00	7-1-2031	220,000	239,401
Odessa Junior College District (AGM Insured)	4.00	7-1-2032	460,000	497,723
Odessa Junior College District (AGM Insured)	4.00	7-1-2033	710,000	765,411
Odessa Junior College District (AGM Insured)	4.00	7-1-2034	500,000	538,009
Odessa Junior College District (AGM Insured)	4.00	7-1-2035	290,000	311,535
				38,867,143
GO revenue: 1.43%
Brazosport Independent School District Series A	4.00	2-15-2029	2,355,000	2,445,958
City of Houston Series A	4.00	3-1-2044	2,500,000	2,511,465
City of Lewisville	4.00	2-15-2041	2,975,000	3,076,726
Cypress-Fairbanks Independent School District Series B1øø	0.28	2-15-2040	2,735,000	2,682,181
Fort Bend Independent School District Series Bøø	0.72	8-1-2051	1,265,000	1,193,037
Fort Bend Independent School District Series Bøø	3.65	8-1-2052	7,000,000	6,989,619
Grapevine-Colleyville Independent School District	5.00	8-15-2034	2,890,000	2,977,414
Grapevine-Colleyville Independent School District	5.00	8-15-2035	1,600,000	1,645,841
The accompanying notes are an integral part of these financial statements.
40 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Leander Independent School District Series C CAB¤	0.00%	8-15-2035	$2,975,000	$1,683,001
Northwest Independent School District	5.00	2-15-2032	1,750,000	1,788,470
				26,993,712
Health revenue: 0.19%
Harris County Cultural Education Facilities Finance Corp. Texas Medical Center Obligated Group Series Aøø	0.90	5-15-2050	1,500,000	1,439,421
New Hope Cultural Education Facilities Finance Corp. Children’s Health System of Texas Obligated Group Series A	5.00	8-15-2026	2,000,000	2,111,060
				3,550,481
Housing revenue: 0.29%
County of Wise Weatherford College of the Parker County Junior College District	5.00	8-15-2025	505,000	517,027
County of Wise Weatherford College of the Parker County Junior College District	5.00	8-15-2028	1,630,000	1,718,399
County of Wise Weatherford College of the Parker County Junior College District	5.00	8-15-2031	680,000	730,243
County of Wise Weatherford College of the Parker County Junior College District	5.00	8-15-2034	980,000	1,037,159
New Hope Cultural Education Facilities Finance Corp. CHF- Collegiate Housing Stephenville III LLC Series A	5.00	4-1-2025	480,000	490,740
Travis County Housing Finance Corp. Austin Gateway Apartments LPøø	4.13	6-1-2045	1,000,000	1,009,496
				5,503,064
Industrial development revenue: 0.61%
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC AMT144Aøø	10.00	6-1-2042	3,000,000	2,945,184
Harris County Industrial Development Corp. Energy Transfer LPøø	4.05	11-1-2050	6,000,000	6,130,596
Port Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.50	1-1-2030	800,000	673,721
Port Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.63	1-1-2031	800,000	660,124
Port Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.75	1-1-2036	1,500,000	1,089,422
				11,499,047
Miscellaneous revenue: 0.16%
Lower Colorado River Authority LCRA Transmission Services Corp.	5.00	5-15-2028	1,845,000	1,854,165
Lower Colorado River Authority LCRA Transmission Services Corp. Series A (AGM Insured)	4.00	5-15-2043	1,250,000	1,242,417
				3,096,582
Resource recovery revenue: 0.27%
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC AMT144A	12.00	6-1-2043	5,000,000	5,030,206
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 41

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.46%
Central Texas Regional Mobility Authority Series F BAN	5.00%	1-1-2025	$2,000,000	$2,016,366
County of Harris Toll Road Revenue Series B	5.00	8-15-2026	1,280,000	1,319,149
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00	12-31-2030	1,000,000	1,093,764
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00	12-31-2032	1,000,000	1,091,218
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00	12-31-2033	3,000,000	3,271,331
				8,791,828
Utilities revenue: 0.34%
City of San Antonio Electric & Gas Systems Revenueøø	1.75	2-1-2049	4,250,000	4,093,915
Lower Colorado River Authority (AGM Insured)	5.00	5-15-2030	990,000	1,134,314
Texas Municipal Gas Acquisition & Supply Corp. III	5.00	12-15-2024	1,100,000	1,110,692
				6,338,921
Water & sewer revenue: 1.52%
City of Dallas Waterworks & Sewer System Revenue Series A	5.00	10-1-2029	16,225,000	17,197,729
City of Fort Worth Water & Sewer System Revenue	4.13	2-15-2046	3,000,000	3,049,386
City of Garland Water & Sewer System Revenue	4.00	3-1-2041	2,255,000	2,287,510
City of Garland Water & Sewer System Revenue	4.00	3-1-2042	1,185,000	1,194,701
Texas Water Development Board State Water Implementation Revenue Fund for Texas	4.00	10-15-2045	5,000,000	5,053,335
				28,782,661
				144,990,243
Utah: 0.57%
Airport revenue: 0.21%
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2029	1,000,000	1,077,346
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2031	2,705,000	2,899,976
				3,977,322
Education revenue: 0.06%
Utah Charter School Finance Authority Freedom Academy Foundation Series A144A	3.25	6-15-2031	540,000	460,584
Utah Charter School Finance Authority Ronald Wilson Reagan Academy Series A144A	3.50	2-15-2026	655,000	638,030
				1,098,614
Health revenue: 0.08%
County of Utah Intermountain Healthcare Obligated Group Series A	4.00	5-15-2043	1,635,000	1,617,239
Miscellaneous revenue: 0.22%
Mida Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2024	1,000,000	995,686
Mida Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2026	1,000,000	981,526
Mida Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2028	1,000,000	965,145
The accompanying notes are an integral part of these financial statements.
42 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
Mida Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00%	8-1-2029	$580,000	$555,846
Mida Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2030	680,000	646,968
				4,145,171
				10,838,346
Vermont: 0.06%
Housing revenue: 0.06%
Vermont Housing Finance Agency Series A (GNMA / FNMA / FHLMC Insured)	3.75	11-1-2050	1,210,000	1,202,808
Virginia: 2.01%
Education revenue: 0.05%
Virginia College Building Authority Regent University	5.00	6-1-2029	330,000	353,513
Virginia College Building Authority Regent University	5.00	6-1-2030	350,000	378,477
Virginia College Building Authority Regent University	5.00	6-1-2031	300,000	327,069
				1,059,059
GO revenue: 0.14%
County of Arlington Series A	4.00	8-1-2040	2,500,000	2,594,435
Health revenue: 0.02%
Roanoke County EDA Richfield Living Obligated Group Series A†	4.75	9-1-2029	350,000	322,286
Housing revenue: 0.43%
Virginia Public Building Authority Series A	4.00	8-1-2034	8,040,000	8,069,897
Transportation revenue: 0.81%
Toll Road Investors Partnership II LP Series 1999-B (NPFGC Insured)144A¤	0.00	2-15-2029	10,000,000	6,948,787
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	5.00	1-1-2032	3,225,000	3,543,199
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	5.00	7-1-2032	2,800,000	3,075,305
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo. LLC AMT	4.00	7-1-2029	1,750,000	1,777,519
				15,344,810
Utilities revenue: 0.56%
Louisa IDA Virginia Electric & Power Co. Series Cøø	1.65	11-1-2035	2,000,000	1,972,413
Wise County IDA Virginia Electric & Power Co. Series Aøø	0.75	10-1-2040	5,000,000	4,654,416
York County EDA Virginia Electric & Power Co. Series Aøø	3.65	5-1-2033	4,000,000	4,023,675
				10,650,504
				38,040,991
Washington: 2.43%
Airport revenue: 0.11%
Port of Seattle Series A AMT	5.00	5-1-2036	2,030,000	2,120,531
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 43

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 1.37%
Jefferson County Public Hospital District No. 2 Series A	5.75%	12-1-2033	$2,350,000	$2,418,013
Skagit County Public Hospital District No. 1	5.00	12-1-2029	3,975,000	4,050,959
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series B-2 (SIFMA Municipal Swap+1.40%)±	5.27	1-1-2035	11,000,000	11,001,859
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series B3øø	5.00	8-1-2049	3,000,000	3,102,245
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series D	5.00	10-1-2038	3,000,000	3,000,517
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series D	5.00	10-1-2041	1,000,000	991,467
Washington State Housing Finance Commission eliseo Obligated Group Series B-2144A	2.13	7-1-2027	1,480,000	1,346,443
				25,911,503
Housing revenue: 0.78%
King County Housing Authority	2.00	10-1-2033	600,000	514,491
King County Housing Authority	2.13	10-1-2036	2,000,000	1,640,982
King County Housing Authority	4.00	10-1-2029	225,000	234,940
King County Housing Authority	4.00	10-1-2030	200,000	209,479
King County Housing Authority	4.00	10-1-2031	290,000	302,219
Seattle Housing Authority Northgate Plaza Project	1.00	6-1-2026	2,000,000	1,873,003
Snohomish County Housing Authority	5.00	4-1-2027	1,130,000	1,200,816
Snohomish County Housing Authority	5.00	4-1-2028	1,610,000	1,741,593
Snohomish County Housing Authority	5.00	4-1-2029	1,690,000	1,857,121
Washington State Housing Finance Commission Downtowner Apartments Project (FHLMC LIQ)	3.70	7-1-2030	5,000,000	5,113,578
				14,688,222
Utilities revenue: 0.17%
City of Seattle Municipal Light & Power Revenue Series B (SIFMA Municipal Swap+0.25%)±	4.12	5-1-2045	3,250,000	3,161,404
				45,881,660
West Virginia: 0.61%
Education revenue: 0.06%
West Virginia University Series Bøø	5.00	10-1-2041	1,000,000	1,110,442
Tax revenue: 0.24%
County of Monongalia Building Commission Development District No. 4 Series A144A	5.00	6-1-2033	500,000	514,525
County of Monongalia Building Commission Development District No. 4 Series A144A	5.75	6-1-2043	1,000,000	1,058,862
Monongalia County Commission Excise Tax District Series A144A	4.13	6-1-2043	855,000	785,660
Monongalia County Commission Excise Tax District Series A144A	4.50	6-1-2027	2,090,000	2,107,013
				4,466,060
Utilities revenue: 0.27%
West Virginia EDA Wheeling Power Co. Series 2013-A AMTøø	3.00	6-1-2037	5,245,000	5,153,737
The accompanying notes are an integral part of these financial statements.
44 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.04%
City of Parkersburg Combined Waterworks & Sewerage System Revenue Series A (BAM Insured)	3.00%	8-1-2024	$400,000	$399,729
City of Parkersburg Combined Waterworks & Sewerage System Revenue Series A (BAM Insured)	3.00	8-1-2025	400,000	400,094
				799,823
				11,530,062
Wisconsin: 2.82%
Education revenue: 0.39%
PFA Corvian Community School, Inc. Series A144A	4.00	6-15-2029	810,000	766,203
PFA Corvian Community School, Inc. Series A144A	4.25	6-15-2029	765,000	732,623
PFA Estancia Valley Classical Academy Series A144A	4.00	7-1-2031	1,150,000	1,044,548
PFA Foundation of The University of North Carolina at Charlotte, Inc. Series A144A	4.00	9-1-2036	1,000,000	929,920
PFA Nevada Charter Academies Series A144A	4.00	7-15-2029	575,000	554,765
PFA Pine Lake Preparatory, Inc.144A	4.35	3-1-2025	770,000	767,853
PFA Roseman University of Health Sciences144A	4.00	4-1-2032	865,000	820,042
PFA Triad Educational Services, Inc.	4.25	6-15-2027	480,000	479,502
PFA Triad Educational Services, Inc.	5.00	6-15-2032	725,000	758,533
PFA Unity Classical Charter School; A Challenge Foundation Academy144A	5.75	7-1-2033	485,000	498,198
				7,352,187
GO revenue: 0.49%
Eau Claire Area School District	5.00	4-1-2024	1,000,000	1,004,839
Milwaukee Metropolitan Sewerage District Series A	4.00	10-1-2043	8,000,000	8,140,568
				9,145,407
Health revenue: 1.67%
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2029	175,000	189,080
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2030	175,000	191,336
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2031	275,000	303,956
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2032	350,000	381,751
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2033	550,000	599,477
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2034	570,000	623,518
PFA Washoe Barton Medical Clinic Series A	4.00	12-1-2031	700,000	677,842
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series Cø	4.07	4-1-2048	25,000,000	25,000,000
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2027	1,145,000	1,213,066
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2028	600,000	646,860
Wisconsin HEFA St. Camillus Health System Obligated Group Series A	5.00	11-1-2027	375,000	365,304
Wisconsin HEFA St. Camillus Health System Obligated Group Series A	5.00	11-1-2028	470,000	454,134
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00	9-15-2029	895,000	853,166
				31,499,490
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 45

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.04%
PFA Customer Facility Charge-SA LLC Series A	3.75%	2-1-2032	$850,000	$829,631
Miscellaneous revenue: 0.15%
Wisconsin Center District Series C CAB (AGM Insured)¤	0.00	12-15-2029	1,050,000	869,601
Wisconsin Center District Series C CAB (AGM Insured)¤	0.00	12-15-2031	1,350,000	1,039,098
Wisconsin Center District Series D CAB (AGM Insured)¤	0.00	12-15-2028	260,000	222,832
Wisconsin Center District Series D CAB (AGM Insured)¤	0.00	12-15-2029	390,000	322,995
Wisconsin Center District Series D CAB (AGM Insured)¤	0.00	12-15-2030	550,000	439,462
				2,893,988
Water & sewer revenue: 0.08%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Series 1	5.00	6-1-2026	1,525,000	1,536,378
				53,257,081
Total municipal obligations (Cost $1,925,965,174)				1,871,492,240

		Yield	Shares
Short-term investments: 0.14%
Investment companies: 0.14%
Allspring Municipal Cash Management Money Market Fund Institutional Class♠∞		4.12	2,524,708	2,525,213
Total short-term investments (Cost $2,525,213)				2,525,213
Total investments in securities (Cost $1,928,490,387)	99.22%			1,874,017,453
Other assets and liabilities, net	0.78			14,808,607
Total net assets	100.00%			$1,888,826,060

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.
46 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2023 (unaudited)

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
RDA	Redevelopment Authority
SBLF	Small Business Lending Fund
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$4,073,103	$228,713,540	$(230,261,430)	$11	$(11)	$2,525,213	2,524,708	$218,042
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 47

Statement of assets and liabilities—December 31, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $1,925,965,174)	$1,871,492,240
Investments in affiliated securities, at value (cost $2,525,213)	2,525,213
Cash	351,688
Cash at broker segregated for futures contracts	535,000
Receivable for interest	19,365,245
Receivable for Fund shares sold	2,904,721
Receivable for investments sold	182,800
Prepaid expenses and other assets	87,152
Total assets	1,897,444,059
Liabilities
Payable for Fund shares redeemed	6,924,943
Dividends payable	736,697
Management fee payable	597,513
Administration fees payable	153,873
Distribution fee payable	15,629
Trustees’ fees and expenses payable	5,187
Accrued expenses and other liabilities	184,157
Total liabilities	8,617,999
Total net assets	$1,888,826,060
Net assets consist of
Paid-in capital	$1,979,545,637
Total distributable loss	(90,719,577)
Total net assets	$1,888,826,060
Computation of net asset value and offering price per share
Net assets–Class A	$354,571,770
Shares outstanding–Class A1	40,324,605
Net asset value per share–Class A	$8.79
Maximum offering price per share – Class A2	$9.16
Net assets–Class C	$23,605,816
Shares outstanding–Class C1	2,675,359
Net asset value per share–Class C	$8.82
Net assets–Class R6	$22,434,971
Shares outstanding–Class R6[1]	2,551,553
Net asset value per share–Class R6	$8.79
Net assets–Administrator Class	$39,095,349
Shares outstanding–Administrator Class[1]	4,448,451
Net asset value per share–Administrator Class	$8.79
Net assets–Institutional Class	$1,449,118,154
Shares outstanding–Institutional Class[1]	164,844,077
Net asset value per share–Institutional Class	$8.79
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/96 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
48 | Allspring Strategic Municipal Bond Fund

Statement of operations—six months ended December 31, 2023 (unaudited)
Statement of operations
Investment income
Interest	$29,778,484
Income from affiliated securities	218,042
Total investment income	29,996,526
Expenses
Management fee	3,553,182
Administration fees
Class A	279,815
Class C	19,147
Class R6	3,443
Administrator Class	22,056
Institutional Class	583,026
Shareholder servicing fees
Class A	465,355
Class C	31,839
Administrator Class	54,849
Distribution fee
Class C	95,516
Custody and accounting fees	12,127
Professional fees	46,152
Registration fees	62,180
Shareholder report expenses	46,487
Trustees’ fees and expenses	10,659
Other fees and expenses	30,159
Total expenses	5,315,992
Less: Fee waivers and/or expense reimbursements
Fund-level	(17,745)
Administrator Class	(13,106)
Net expenses	5,285,141
Net investment income	24,711,385
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(4,837,271)
Affiliated securities	11
Futures contracts	(996,642)
Net realized losses on investments	(5,833,902)
Net change in unrealized gains (losses) on
Unaffiliated securities	27,261,508
Affiliated securities	(11)
Net change in unrealized gains (losses) on investments	27,261,497
Net realized and unrealized gains (losses) on investments	21,427,595
Net increase in net assets resulting from operations	$46,138,980
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 49

Statement of changes in net assets
Statement of changes in net assets
	Six months ended December 31, 2023 (unaudited)		Year ended June 30, 2023
Operations
Net investment income		$24,711,385		$48,568,172
Net realized losses on investments		(5,833,902)		(11,435,085)
Net change in unrealized gains (losses) on investments		27,261,497		5,949,382
Net increase in net assets resulting from operations		46,138,980		43,082,469
Distributions to shareholders from
Net investment income and net realized gains
Class A		(4,356,524)		(9,050,337)
Class C		(202,533)		(410,231)
Class R6		(310,950)		(382,545)
Administrator Class		(538,696)		(1,184,938)
Institutional Class		(19,387,592)		(37,545,117)
Total distributions to shareholders		(24,796,295)		(48,573,168)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,670,980	23,015,075	9,138,756	79,081,429
Class C	79,688	694,077	463,984	3,997,713
Class R6	217,632	1,849,769	2,155,461	18,817,504
Administrator Class	171,534	1,477,265	782,594	6,735,821
Institutional Class	33,623,699	290,117,464	84,615,361	731,366,768
		317,153,650		839,999,235
Reinvestment of distributions
Class A	450,322	3,876,368	923,677	7,978,929
Class C	22,129	191,081	43,942	380,788
Class R6	8,955	76,977	19,072	164,796
Administrator Class	59,933	515,406	130,634	1,128,390
Institutional Class	1,935,148	16,648,643	3,714,574	32,089,865
		21,308,475		41,742,768
Payment for shares redeemed
Class A	(9,803,410)	(84,539,742)	(21,646,610)	(186,740,121)
Class C	(625,604)	(5,405,154)	(1,866,372)	(16,196,066)
Class R6	(496,943)	(4,231,898)	(620,716)	(5,327,315)
Administrator Class	(1,360,378)	(11,590,916)	(4,190,566)	(36,177,224)
Institutional Class	(43,826,396)	(375,743,074)	(123,394,925)	(1,063,878,668)
		(481,510,784)		(1,308,319,394)
Net decrease in net assets resulting from capital share transactions		(143,048,659)		(426,577,391)
Total decrease in net assets		(121,705,974)		(432,068,090)
Net assets
Beginning of period		2,010,532,034		2,442,600,124
End of period		$1,888,826,060		$2,010,532,034
The accompanying notes are an integral part of these consolidated financial statements.
50 | Allspring Strategic Municipal Bond Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2023 (unaudited)	Year ended June 30
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.68	$8.68	$9.33	$9.17	$9.14	$8.93
Net investment income	0.10 [1]	0.17	0.13	0.14	0.17	0.18
Net realized and unrealized gains (losses) on investments	0.11	0.00 [2]	(0.65)	0.16	0.03	0.21
Total from investment operations	0.21	0.17	(0.52)	0.30	0.20	0.39
Distributions to shareholders from
Net investment income	(0.10)	(0.17)	(0.13)	(0.14)	(0.16)	(0.18)
Net realized gains	0.00	0.00	0.00	0.00	(0.01)	0.00
Total distributions to shareholders	(0.10)	(0.17)	(0.13)	(0.14)	(0.17)	(0.18)
Net asset value, end of period	$8.79	$8.68	$8.68	$9.33	$9.17	$9.14
Total return[3]	2.46%	2.03%	(5.66)%	3.26%	2.23%	4.41%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.80%	0.79%	0.79%	0.79%	0.80%
Net expenses	0.79%	0.80%	0.79%	0.79%	0.79%	0.80%
Net investment income	2.33%	2.00%	1.38%	1.47%	1.81%	1.99%
Supplemental data
Portfolio turnover rate	3%	15%	24%	11%	26%	29%
Net assets, end of period (000s omitted)	$354,572	$407,928	$508,573	$622,409	$545,670	$528,004

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 51

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2023 (unaudited)	Year ended June 30
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.71	$8.71	$9.36	$9.20	$9.17	$8.96
Net investment income	0.07 [1]	0.12	0.06	0.07	0.10	0.11 [1]
Net realized and unrealized gains (losses) on investments	0.11	(0.01)	(0.65)	0.16	0.04	0.21
Total from investment operations	0.18	0.11	(0.59)	0.23	0.14	0.32
Distributions to shareholders from
Net investment income	(0.07)	(0.11)	(0.06)	(0.07)	(0.10)	(0.11)
Net realized gains	0.00	0.00	0.00	0.00	(0.01)	0.00
Total distributions to shareholders	(0.07)	(0.11)	(0.06)	(0.07)	(0.11)	(0.11)
Net asset value, end of period	$8.82	$8.71	$8.71	$9.36	$9.20	$9.17
Total return[2]	2.08%	1.27%	(6.34)%	2.49%	1.47%	3.62%
Ratios to average net assets (annualized)
Gross expenses	1.54%	1.55%	1.54%	1.54%	1.54%	1.55%
Net expenses	1.54%	1.55%	1.54%	1.54%	1.54%	1.55%
Net investment income	1.58%	1.24%	0.62%	0.72%	1.06%	1.24%
Supplemental data
Portfolio turnover rate	3%	15%	24%	11%	26%	29%
Net assets, end of period (000s omitted)	$23,606	$27,858	$39,696	$56,483	$69,472	$82,331

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
52 | Allspring Strategic Municipal Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2023 (unaudited)	Year ended June 30
Class R6		2023	2022	2021	2020	2019[1]
Net asset value, beginning of period	$8.68	$8.68	$9.33	$9.17	$9.15	$8.94
Net investment income	0.12 [2]	0.21	0.16	0.17	0.20	0.20
Net realized and unrealized gains (losses) on investments	0.11	0.00 [3]	(0.65)	0.16	0.03	0.21
Total from investment operations	0.23	0.21	(0.49)	0.33	0.23	0.41
Distributions to shareholders from
Net investment income	(0.12)	(0.21)	(0.16)	(0.17)	(0.20)	(0.20)
Net realized gains	0.00	0.00	0.00	0.00	(0.01)	0.00
Total distributions to shareholders	(0.12)	(0.21)	(0.16)	(0.17)	(0.21)	(0.20)
Net asset value, end of period	$8.79	$8.68	$8.68	$9.33	$9.17	$9.15
Total return[4]	2.65%	2.42%	(5.30)%	3.65%	2.51%	4.61%
Ratios to average net assets (annualized)
Gross expenses	0.42%	0.42%	0.41%	0.41%	0.41%	0.41%
Net expenses	0.42%	0.42%	0.41%	0.41%	0.41%	0.41%
Net investment income	2.70%	2.45%	1.74%	1.85%	2.19%	2.39%
Supplemental data
Portfolio turnover rate	3%	15%	24%	11%	26%	29%
Net assets, end of period (000s omitted)	$22,435	$24,490	$11,008	$17,590	$20,459	$13,291

[1]	For the period from July 31, 2018 (commencement of class operations) to June 30, 2019
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 53

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2023 (unaudited)	Year ended June 30
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.67	$8.68	$9.32	$9.17	$9.14	$8.93
Net investment income	0.10 [1]	0.18	0.13	0.15	0.17	0.19
Net realized and unrealized gains (losses) on investments	0.13	0.00 [2]	(0.63)	0.15	0.04	0.21
Total from investment operations	0.23	0.18	(0.50)	0.30	0.21	0.40
Distributions to shareholders from
Net investment income	(0.11)	(0.19)	(0.14)	(0.15)	(0.17)	(0.19)
Net realized gains	0.00	0.00	0.00	0.00	(0.01)	0.00
Total distributions to shareholders	(0.11)	(0.19)	(0.14)	(0.15)	(0.18)	(0.19)
Net asset value, end of period	$8.79	$8.67	$8.68	$9.32	$9.17	$9.14
Total return[3]	2.64%	2.03%	(5.46)%	3.27%	2.34%	4.53%
Ratios to average net assets (annualized)
Gross expenses	0.74%	0.74%	0.73%	0.73%	0.73%	0.73%
Net expenses	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Net investment income	2.43%	2.10%	1.48%	1.58%	1.92%	2.10%
Supplemental data
Portfolio turnover rate	3%	15%	24%	11%	26%	29%
Net assets, end of period (000s omitted)	$39,095	$48,378	$76,816	$111,200	$115,889	$149,097

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
54 | Allspring Strategic Municipal Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2023 (unaudited)	Year ended June 30
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.68	$8.68	$9.32	$9.17	$9.14	$8.93
Net investment income	0.11 [1]	0.20	0.16	0.17	0.20	0.21
Net realized and unrealized gains (losses) on investments	0.11	0.00 [2]	(0.64)	0.15	0.04	0.21
Total from investment operations	0.22	0.20	(0.48)	0.32	0.24	0.42
Distributions to shareholders from
Net investment income	(0.11)	(0.20)	(0.16)	(0.17)	(0.20)	(0.21)
Net realized gains	0.00	0.00	0.00	0.00	(0.01)	0.00
Total distributions to shareholders	(0.11)	(0.20)	(0.16)	(0.17)	(0.21)	(0.21)
Net asset value, end of period	$8.79	$8.68	$8.68	$9.32	$9.17	$9.14
Total return[3]	2.63%	2.37%	(5.25)%	3.49%	2.57%	4.75%
Ratios to average net assets (annualized)
Gross expenses	0.47%	0.47%	0.46%	0.46%	0.46%	0.47%
Net expenses	0.47%	0.47%	0.46%	0.46%	0.46%	0.47%
Net investment income	2.65%	2.33%	1.71%	1.80%	2.14%	2.32%
Supplemental data
Portfolio turnover rate	3%	15%	24%	11%	26%	29%
Net assets, end of period (000s omitted)	$1,449,118	$1,501,879	$1,806,507	$2,262,320	$1,829,368	$1,647,093

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 55

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Strategic Municipal Bond Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has
56 | Allspring Strategic Municipal Bond Fund

Notes to financial statements (unaudited)
been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2023, the aggregate cost of all investments for federal income tax purposes was $1,928,963,979 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$10,631,117
Gross unrealized losses	(65,577,643)
Net unrealized losses	$(54,946,526)
As of June 30, 2023, the Fund had capital loss carryforwards which consisted of $16,235,227 in short-term capital losses and $13,582,589 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Strategic Municipal Bond Fund | 57

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$1,871,326,740	$165,500	$1,871,492,240
Short-term investments
Investment companies	2,525,213	0	0	2,525,213
Total assets	$2,525,213	$1,871,326,740	$165,500	$1,874,017,453
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At December 31, 2023, the Fund had no material transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended December 31, 2023, the management fee was equivalent to an annual rate of 0.37% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring
58 | Allspring Strategic Municipal Bond Fund

Notes to financial statements (unaudited)
Funds Management has contractually committed through October 31, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of December 31, 2023, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class A	0.79%
Class C	1.54
Class R6	0.42
Administrator Class	0.68
Institutional Class	0.47
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2023, Allspring Funds Distributor received $1,138 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $21,030,000, $27,105,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2023.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2023 were $64,007,916 and $198,534,631, respectively.
6.
DERIVATIVE TRANSACTIONS
During the six months ended December 31, 2023, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio. The Fund had an average notional amount of $12,533,516 in long futures contracts during the six months ended December 31, 2023.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended December 31, 2023, there were no borrowings by the Fund under the agreement.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without
Allspring Strategic Municipal Bond Fund | 59

Notes to financial statements (unaudited)
the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
60 | Allspring Strategic Municipal Bond Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Strategic Municipal Bond Fund | 61

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 117 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

62 | Allspring Strategic Municipal Bond Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

Allspring Strategic Municipal Bond Fund | 63

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

64 | Allspring Strategic Municipal Bond Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-01052024-jpxrk6ie 02-24
SAR4313 12-23

Allspring Ultra
Short-Term
Municipal Income
Fund
Semi-Annual Report
December 31, 2023

The views expressed and any forward-looking statements are as of December 31, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Ultra Short-Term Municipal Income Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Ultra Short-Term Municipal Income Fund for the six-month period that ended December 31, 2023. Globally, stocks and bonds experienced high levels of volatility during the period but gained overall. The market was focused on the impact of ongoing aggressive central bank rate hikes on persistently high inflation. As inflation finally gradually declined, anticipation rose over an end to the central bank monetary tightening cycle. For the six-month period, domestic U.S. and global stocks and bonds had positive overall results, with U.S. stocks leading the way. After suffering deep and broad losses through 2022, bonds now benefit from a base of higher yields that can help generate higher income.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 8.04%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 5.61% while the MSCI EM Index (Net) (USD)3 returned 4.71%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 3.37%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 4.85%, the Bloomberg Municipal Bond Index6 returned 3.63%, and the ICE BofA U.S. High Yield Index7 returned 7.67%.
Still focused on high inflation and elevated central bank rates, markets were volatile.
The six-month period began on a positive note in July for stocks as well as bonds. Riskier sectors and regions tended to do well, as investors grew more optimistic regarding economic prospects. With strong second quarter gross domestic product (GDP) growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. The Federal Reserve (Fed), the European Central Bank (ECB), and the Bank of England (BoE) all raised their respective key interest rates by 0.25% in July. In the Fed’s case, speculation grew that it could be very close to the end of its tightening cycle. Meanwhile, China’s economy showed signs of stagnation, renewing concerns of global fallout.
Stocks retreated in August while monthly bond returns were flat overall. Increased global market volatility reflected unease over the Chinese property market being stressed along with weak Chinese economic data. However, speculation grew over a possible end to the Fed’s campaign of interest rate increases or at least a pause in September. U.S. economic data generally remained solid, with resilient job market data and inflation ticking up slightly in August, as the annual Consumer Price Index (CPI)8 rose 3.7%. However, the three-month trend for Core CPI9, stood at an annualized 2.4%.
“ With strong
second-quarter gross
domestic product
growth—initially
estimated at 2.4%—and
U.S. annual inflation easing steadily to 3.2%
in July, hopes for a soft
economic landing grew. ”
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
8
The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
9
The Core CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services excluding energy and food prices. You cannot invest directly in an index.
2 | Allspring Ultra Short-Term Municipal Income Fund

Letter to shareholders (unaudited)
Stocks and bonds both had negative overall returns in September as investors reluctantly recited the new chorus of “higher for longer,” led by the Fed’s determination not to lower interest rates until it knows it has vanquished its pesky opponent—higher-than-targeted inflation. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index1 and the CPI—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily but looming in the coming months.
October was a tough month for financial markets overall. Key global indexes were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict, and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third quarter GDP was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter as the Federal Open Market Committee held rates steady at its December meeting.
The broad year-end rally among stocks and bonds that began in November continued through December as investors became more confident that monetary policy would ease in 2024. Supporting the bubbly market mood were a series of reports confirming lower inflationary trends in the U.S. and Europe. During the period, it appeared more likely that the U.S. economy could achieve a soft landing, cooling enough to lower inflation without the pain of a recession. However, by year-end, an expectations gap developed. Capital markets priced in a total of 1.50 percentage points in federal funds rate cuts in 2024, twice as much as the three cuts of 0.25% hinted at by Fed officials.
1
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It is sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
Allspring Ultra Short-Term Municipal Income Fund | 3

Letter to shareholders (unaudited)
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
4 | Allspring Ultra Short-Term Municipal Income Fund

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

Allspring Ultra Short-Term Municipal Income Fund | 5

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks current income exempt from federal income tax, consistent with capital preservation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Bruce R. Johns, James Randazzo, Nicholos Venditti

Average annual total returns (%) as of December 31, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (SMAVX)	10-2-2000	1.29	0.62	0.53	3.35	1.03	0.73	0.66	0.50
Class A2 (WFUNX)[3]	5-29-2020	–	–	–	3.46	1.06	0.75	0.56	0.40
Class C (WFUSX)	3-31-2008	1.59	0.66	0.25	2.59	0.66	0.25	1.41	1.25
Class R6 (WUSRX)[4]	7-31-2018	–	–	–	3.66	1.35	1.04	0.29	0.20
Administrator Class (WUSMX)	7-30-2010	–	–	–	3.35	1.05	0.77	0.61	0.50
Institutional Class (SMAIX)	7-31-2000	–	–	–	3.61	1.30	1.01	0.34	0.25
Bloomberg Municipal Bond Index[5]	–	–	–	–	6.40	2.25	3.03	–	–
Ultra Short-Term Municipal Income Blended Index[6]	–	–	–	–	3.97	1.45	1.04	–	–
Bloomberg 1 Year Municipal Bond Index[7]	–	–	–	–	3.39	1.34	1.09	–	–
iMoneyNet Tax-Free National Institutional Money Market Funds Average[8]	–	–	–	–	4.53	1.55	1.00	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class A2, Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through October 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.50% for Class A, 0.40% for Class A2, 1.25% for Class C, 0.20% for Class R6, 0.50% for Administrator Class and 0.25% for Institutional Class.
Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of
Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
Historical performance for the Class A2 shares prior to their inception reflects the performance of the Class A shares, and includes the higher expenses applicable to the
Class A shares. If these expenses had not been included, returns for the Class A2 shares would be higher.

[4]
Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[5]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[6]
Source:  Allspring Funds Management LLC. The Ultra Short-Term Municipal Income Blended Index is composed 50% of the Bloomberg 1 Year Municipal Bond Index and
50% of the iMoneyNet Tax-Free National Institutional Money Market Funds Average. You cannot invest directly in an index.

[7]
The Bloomberg 1 Year Municipal Bond Index is the one-year component of the Bloomberg Municipal Bond Index, which is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[8]	iMoneyNet Tax-Free National Institutional Money Market Funds Average is the return of an unmanaged group of money market funds. You cannot invest directly in this average.
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact

6 | Allspring Ultra Short-Term Municipal Income Fund

Performance highlights (unaudited)
on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Allspring Ultra Short-Term Municipal Income Fund | 7

Performance highlights (unaudited)

Credit quality as of December 31, 2023[1]

15%
AAA/Aaa
27%
AA/Aa
36%
A/A
13%
BBB/Baa
1%
BB/Ba
8%
Not rated

[1]
The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D
(lowest). Ratings from A to CCC may be modified by the addition of a plus
(+) or minus (-) sign to show relative standing within the rating categories.
Standard & Poor’s rates the creditworthiness of short-term notes from
SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from
MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

Effective maturity distribution as of December 31, 2023[1]

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

8 | Allspring Ultra Short-Term Municipal Income Fund

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2023 to December 31, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 7-1-2023	Ending account value 12-31-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,019.90	$2.52	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.50	$2.53	0.50%
Class A2
Actual	$1,000.00	$1,020.40	$2.02	0.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.00	$2.02	0.40%
Class C
Actual	$1,000.00	$1,016.10	$6.30	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.31	1.25%
Class R6
Actual	$1,000.00	$1,021.40	$1.01	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.00	$1.01	0.20%
Administrator Class
Actual	$1,000.00	$1,019.90	$2.52	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.50	$2.53	0.50%
Institutional Class
Actual	$1,000.00	$1,021.20	$1.26	0.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.75	$1.26	0.25%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one-half-year period).

Allspring Ultra Short-Term Municipal Income Fund | 9

Portfolio of investments—December 31, 2023 (unaudited)
Portfolio of investments

	Principal	Value
Closed-end fund obligations: 0.89%
California: 0.89%
Nuveen AMT-Free Municipal Credit Income Fund Preferred Shares Series C (20 shares) 3.53%ø	$2,000,000	$2,000,000
Nuveen California AMT-Free Quality Municipal Income Fund Series A (54 shares) 4.32%144Aø	5,400,000	5,400,000
Total closed-end fund obligations (Cost $7,400,000)		7,400,000

	Interest rate	Maturity date
Municipal obligations: 97.55%
Alabama: 3.31%
Education revenue: 0.06%
University of South Alabama (BAM Insured)	4.00%	4-1-2025	500,000	505,320
Industrial development revenue: 0.60%
Industrial Development Board of the City of Mobile Alabama Power Co. Series Aøø	3.65	7-15-2034	5,000,000	5,008,326
Utilities revenue: 2.65%
Black Belt Energy Gas District Series C	5.50	6-1-2027	1,135,000	1,185,967
Black Belt Energy Gas District Series C	5.50	6-1-2028	1,600,000	1,690,937
Black Belt Energy Gas District Series D2 (U.S. SOFR+1.40%)±	5.01	7-1-2052	3,500,000	3,511,088
Black Belt Energy Gas District Series E	5.00	6-1-2025	1,250,000	1,273,551
Southeast Alabama Gas Supply District Project No. 1 Series Aøø	4.00	4-1-2049	4,000,000	4,001,592
Southeast Energy Authority Cooperative District Project No. 5 Series A	5.00	7-1-2025	650,000	661,134
Southeast Energy Authority Cooperative District Project No. 5 Series A	5.00	7-1-2026	1,750,000	1,799,723
Tender Option Bond Trust Receipts/Certificates Series 2022-XF3073 (Morgan Stanley Bank LIQ)144Aø	4.22	2-1-2053	3,000,000	3,000,000
West Jefferson Industrial Development Board Alabama Power Co. AMTø	3.60	8-1-2063	5,000,000	5,000,000
				22,123,992
				27,637,638
Alaska: 1.13%
Airport revenue: 0.25%
State of Alaska International Airports System Series C AMT	5.00	10-1-2025	2,000,000	2,053,608
GO revenue: 0.49%
Borough of North Slope Series A	5.00	6-30-2024	4,000,000	4,038,091
Health revenue: 0.18%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2027	1,455,000	1,535,137
Miscellaneous revenue: 0.21%
Alaska Municipal Bond Bank Authority	5.00	12-1-2024	1,750,000	1,777,813
				9,404,649
The accompanying notes are an integral part of these financial statements.
10 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Arizona: 2.34%
Health revenue: 0.49%
Arizona Health Facilities Authority Banner Health Obligated Group Series B (SIFMA Municipal Swap+0.25%)±	3.33%	1-1-2046	$4,000,000	$3,944,754
Maricopa County IDA HonorHealth Obligated Group Series A	5.00	9-1-2024	150,000	151,740
				4,096,494
Industrial development revenue: 1.49%
Chandler IDA Intel Corp. AMTøø	5.00	6-1-2049	2,425,000	2,429,712
IDA of the City of Phoenix Republic Services, Inc. Series D AMTøø	4.90	12-1-2035	10,000,000	10,001,434
				12,431,146
Utilities revenue: 0.36%
Coconino County Pollution Control Corp. Nevada Power Co. Series A AMTøø	4.13	9-1-2032	3,000,000	3,026,650
				19,554,290
Arkansas: 0.24%
Health revenue: 0.16%
Batesville Public Facilities Board White River Health System Obligated Group	5.00	6-1-2024	1,345,000	1,350,411
Tax revenue: 0.08%
City of Cabot Sales & Use Tax Revenue Series B	5.00	12-1-2025	275,000	286,546
City of Springdale Sales & Use Tax Revenue Series B (BAM Insured)	5.00	8-1-2025	100,000	103,161
City of Springdale Sales & Use Tax Revenue Series B (BAM Insured)	5.00	8-1-2026	125,000	132,044
City of Springdale Sales & Use Tax Revenue Series B (BAM Insured)	5.00	8-1-2027	100,000	107,820
				629,571
				1,979,982
California: 4.22%
Health revenue: 1.90%
California HFFA Adventist Health System/West Obligated Group Series A	5.00	3-1-2025	2,500,000	2,501,786
California HFFA Providence St Joseph Health Obligated Group Series A California Health Facilities Financing Authority	5.00	10-1-2027	600,000	608,034
California PFA Henry Mayo Newhall Hospital Obligated Group Series A	4.00	10-15-2025	400,000	402,080
California Statewide CDA CommonSpirit Health Obligated Group Series D (AGM Insured)€	5.15	7-1-2041	8,850,000	8,850,000
California Statewide CDA CommonSpirit Health Obligated Group Series F (AGM Insured)€	5.15	7-1-2040	2,750,000	2,750,000
California Statewide CDA Emanate Health Obligated Group Series A	5.00	4-1-2025	750,000	766,228
				15,878,128
Industrial development revenue: 1.24%
California Infrastructure & Economic Development Bank DesertXpress Enterprises LLC Series A AMT144Aøø	3.65	1-1-2050	10,330,000	10,318,679
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 11

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.24%
California Infrastructure & Economic Development Bank J Paul Getty Trust Series B-1øø	0.39%	10-1-2047	$2,000,000	$2,000,000
Tax revenue: 0.07%
Cathedral City Redevelopment Successor Agency Series C (BAM Insured)	4.00	8-1-2025	600,000	608,300
Transportation revenue: 0.42%
Bay Area Toll Authority Series B (SIFMA Municipal Swap+0.28%)±	4.15	4-1-2056	3,500,000	3,494,083
Utilities revenue: 0.35%
California Community Choice Financing Authority Series C	5.00	10-1-2027	675,000	697,768
City of Vernon Electric System Revenue Series A	5.00	10-1-2024	1,200,000	1,212,676
Los Angeles Department of Water & Power System Revenue Series A-4 Los Angeles Department of Water & Powerø	0.99	7-1-2035	1,000,000	1,000,000
				2,910,444
				35,209,634
Colorado: 2.47%
Airport revenue: 0.94%
City & County of Denver Airport System Revenue Series B	5.00	11-15-2025	2,835,000	2,840,047
City & County of Denver Airport System Revenue Series B2 AMTøø	5.00	11-15-2031	1,840,000	1,891,158
City & County of Denver Airport System Revenue Series C	5.00	11-15-2025	3,000,000	3,127,646
				7,858,851
Education revenue: 0.18%
University of Colorado Series Cøø	2.00	6-1-2054	1,500,000	1,487,817
Health revenue: 0.32%
Colorado Health Facilities Authority Christian Living Neighborhoods Obligated Group	4.00	1-1-2024	530,000	530,000
Denver Health & Hospital Authority Series A144A	5.00	12-1-2028	2,000,000	2,104,767
				2,634,767
Miscellaneous revenue: 0.66%
Colorado Bridge Enterprise High Performance Transportation Enterprise AMT	4.00	6-30-2024	2,000,000	2,004,115
Colorado Bridge Enterprise High Performance Transportation Enterprise AMT	4.00	12-31-2024	1,000,000	1,003,998
Park Creek Metropolitan District Westerly Creek District Service Area Series A	5.00	12-1-2024	2,460,000	2,489,135
				5,497,248
Tax revenue: 0.04%
Regional Transportation District Denver Transit Partners LLC Series A	5.00	7-15-2024	300,000	301,601
Transportation revenue: 0.27%
E-470 Public Highway Authority Series B (U.S. SOFR+0.35%)±	3.96	9-1-2039	2,250,000	2,244,082
The accompanying notes are an integral part of these financial statements.
12 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.06%
Central Weld County Water District (AGM Insured)	5.00%	12-1-2025	$520,000	$540,945
				20,565,311
Connecticut: 2.84%
Education revenue: 0.07%
Connecticut State Higher Education Supplement Loan Authority Chelsea Loan Program Series D	5.00	11-15-2024	585,000	595,536
GO revenue: 2.32%
City of Bridgeport Series A	5.00	6-1-2024	800,000	805,805
City of Bridgeport Series A	5.00	6-1-2025	2,695,000	2,768,253
City of Bridgeport Series C	5.00	2-15-2024	445,000	445,882
City of Bridgeport Series C	5.00	2-15-2025	750,000	765,728
City of Danbury BAN	5.00	1-24-2024	5,000,000	5,004,483
State of Connecticut Series 2021-A	3.00	1-15-2025	3,000,000	3,003,039
State of Connecticut Series C	3.00	6-1-2024	1,055,000	1,054,927
State of Connecticut Series C	4.00	6-1-2024	500,000	502,116
Town of Stratford Series B	5.00	1-30-2024	5,000,000	5,003,650
				19,353,883
Health revenue: 0.07%
Connecticut State HEFA Stamford Hospital Obligated Group Series L-1	4.00	7-1-2024	600,000	600,338
Housing revenue: 0.12%
Connecticut HFA Series A-1	0.30	11-15-2024	500,000	486,789
Connecticut HFA Series A-1	0.40	5-15-2025	500,000	479,975
				966,764
Tax revenue: 0.26%
State of Connecticut Special Tax Revenue Series A	5.00	5-1-2024	1,000,000	1,006,214
State of Connecticut Special Tax Revenue Series A	5.00	5-1-2025	1,150,000	1,182,977
				2,189,191
				23,705,712
District of Columbia: 0.64%
Airport revenue: 0.36%
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2024	3,000,000	3,031,692
Housing revenue: 0.24%
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	5.00	7-15-2024	2,000,000	2,022,092
Water & sewer revenue: 0.04%
District of Columbia Water & Sewer Authority Series Cøø	1.75	10-1-2054	300,000	294,742
				5,348,526
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 13

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Florida: 2.63%
Airport revenue: 0.34%
County of Broward Airport System Revenue Series A	5.00%	10-1-2024	$1,250,000	$1,262,377
Tender Option Bond Trust Receipts/Certificates Series 2021-XF2947 (Barclays Bank plc LIQ)144Aø	3.26	10-1-2045	1,600,000	1,600,000
				2,862,377
Education revenue: 0.03%
Florida Higher Educational Facilities Financial Authority Institute of Technology, Inc.	5.00	10-1-2024	250,000	251,815
Health revenue: 0.71%
City of Tallahassee Tallahassee Memorial HealthCare, Inc. Series A	5.00	12-1-2024	1,725,000	1,745,739
City of Tampa BayCare Obligated Group Series B (SIFMA Municipal Swap+0.30%)±	4.17	11-15-2033	1,500,000	1,500,000
Highlands County Health Facilities Authority AdventHealth Obligated Group Series I-5ø	3.87	11-15-2035	2,650,000	2,650,000
				5,895,739
Housing revenue: 0.37%
Miami-Dade County HFA Cutler Vista Housing LPøø	5.00	3-1-2027	3,000,000	3,073,943
Miscellaneous revenue: 0.37%
School Board of Miami-Dade County Series A COPøø	5.00	5-1-2031	3,100,000	3,118,244
Resource recovery revenue: 0.73%
County of Lee Solid Waste System Revenue AMT	5.00	10-1-2024	3,000,000	3,025,076
Miami-Dade County IDA Waste Management, Inc. AMTøø	5.00	11-1-2041	3,000,000	3,015,096
				6,040,172
Water & sewer revenue: 0.08%
North Sumter County Utility Dependent District (AGM Insured)	5.00	10-1-2025	635,000	657,372
				21,899,662
Georgia: 3.33%
Health revenue: 0.44%
Cobb County Kennestone Hospital Authority WellStar Health System Obligated Group	5.00	4-1-2025	660,000	676,396
Cobb County Kennestone Hospital Authority WellStar Health System Obligated Group Series B	5.00	4-1-2024	1,300,000	1,305,810
Gainesville & Hall County Hospital Authority Northeast Georgia Health System Obligated Group Series A	5.00	2-15-2024	1,000,000	1,001,626
Gainesville & Hall County Hospital Authority Northeast Georgia Health System Obligated Group Series A	5.00	2-15-2026	700,000	725,704
				3,709,536
The accompanying notes are an integral part of these financial statements.
14 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 1.27%
College Park Business & IDA Somersby Family I LP Series Bøø	1.25%	7-1-2025	$10,000,000	$9,867,464
Development Authority of Cobb County Kennesaw State University Real Estate Obligated Group 2015 ABC Series C	5.00	7-15-2024	700,000	702,964
				10,570,428
Utilities revenue: 1.62%
Development Authority of Burke County Georgia Power Co.øø	2.88	12-1-2049	3,000,000	2,946,604
Development Authority of Monroe County Georgia Power Co. Series 1støø	1.00	7-1-2049	1,875,000	1,701,511
Main Street Natural Gas, Inc. Series C	4.00	12-1-2024	700,000	699,405
Main Street Natural Gas, Inc. Series C	4.00	12-1-2025	1,000,000	1,000,903
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	6,500,000	6,254,814
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Series A	5.00	7-1-2025	200,000	205,066
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project J Series A (AGM Insured)	5.00	7-1-2026	300,000	315,385
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2024	165,000	165,000
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AGM Insured)	5.00	1-1-2026	225,000	234,079
				13,522,767
				27,802,731
Hawaii: 0.92%
GO revenue: 0.21%
City & County of Honolulu Series A	5.00	11-1-2024	1,750,000	1,781,408
Health revenue: 0.20%
State of Hawaii Department of Budget & Finance Queen’s Health Systems Obligated Group Series B (SIFMA Municipal Swap+0.45%)±	4.32	7-1-2039	1,645,000	1,645,000
Miscellaneous revenue: 0.24%
State of Hawaii Airports System Revenue AMT	5.25	8-1-2024	2,000,000	2,001,190
Utilities revenue: 0.27%
State of Hawaii Department of Budget & Finance Series A AMT	3.10	5-1-2026	3,000,000	2,260,620
				7,688,218
Idaho: 0.26%
Health revenue: 0.12%
Idaho Health Facilities Authority Trinity Health Corp. Obligated Group Series IDø	4.30	12-1-2048	1,000,000	1,000,681
Housing revenue: 0.14%
Idaho Housing & Finance Association Class I Series Aø	4.05	1-1-2038	1,170,000	1,170,000
				2,170,681
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 15

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Illinois: 8.52%
Airport revenue: 0.68%
Chicago Midway International Airport Series C%%	5.00%	1-1-2026	$3,000,000	$3,085,091
Chicago O’Hare International Airport Series D	5.00	1-1-2025	2,500,000	2,549,934
				5,635,025
Education revenue: 0.49%
Illinois Finance Authority Benedictine University	5.00	10-1-2025	600,000	603,124
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2025	1,500,000	1,559,090
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2024	1,200,000	1,201,150
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2025	750,000	764,477
				4,127,841
GO revenue: 3.68%
Chicago Board of Education Series F	5.00	12-1-2024	2,500,000	2,516,489
Chicago Park District Series B	5.00	1-1-2028	1,000,000	1,001,473
City of Chicago (NPFGC Insured)¤	0.00	1-1-2024	3,670,000	3,670,000
City of Chicago Series A	5.00	1-1-2025	2,500,000	2,532,943
City of Chicago Series A	5.00	1-1-2035	715,000	715,000
City of Chicago Series B	5.00	1-1-2026	2,750,000	2,798,353
City of Geneva	4.00	2-1-2024	650,000	650,413
City of Peoria Series A (BAM Insured)	4.00	1-1-2025	1,250,000	1,260,969
City of Peoria Series A (BAM Insured)	4.00	1-1-2026	500,000	510,848
RBC Municipal Products, Inc. Trust Series 2023-E-156144Aø	3.13	11-25-2026	10,000,000	10,000,000
South Sangamon Water Commission (AGM Insured)	4.00	1-1-2026	500,000	507,157
State of Illinois	5.25	2-1-2029	1,500,000	1,501,996
State of Illinois Series A	5.00	3-1-2024	1,500,000	1,503,634
State of Illinois Series B	5.00	3-1-2025	1,500,000	1,531,044
				30,700,319
Health revenue: 0.51%
Illinois Finance Authority Advocate Aurora Health Obligated Group Series B	4.00	5-1-2041	2,800,000	2,838,566
Illinois Finance Authority OSF Healthcare System Obligated Group Series B-1øø	5.00	5-15-2050	1,200,000	1,204,206
Illinois Finance Authority Washington & Jane Smith Community - Orland Park	4.00	10-15-2024	210,000	206,067
				4,248,839
Housing revenue: 1.09%
City of Chicago Heights Olympic Village LLC (FHA Insured)øø	2.88	8-1-2027	5,000,000	4,923,444
Illinois Housing Development Authorityøø	5.00	2-1-2027	2,000,000	2,058,419
Metropolitan Pier & Exposition Authority Series A	3.00	6-15-2024	2,100,000	2,090,906
				9,072,769
Tax revenue: 1.46%
Regional Transportation Authority Series Bøø	4.50	6-1-2025	11,195,000	11,195,000
State of Illinois Sales Tax Revenue	5.00	6-15-2024	1,000,000	1,000,933
				12,195,933
The accompanying notes are an integral part of these financial statements.
16 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.61%
City of Chicago Wastewater Transmission Revenue Series B	5.00%	1-1-2024	$1,600,000	$1,600,000
City of Joliet Waterworks & Sewerage Revenue BAN	5.00	1-1-2024	3,500,000	3,500,000
				5,100,000
				71,080,726
Indiana: 2.19%
Airport revenue: 0.19%
Indianapolis Local Public Improvement Bond Bank Series I2	5.00	1-1-2026	1,500,000	1,546,403
Education revenue: 0.07%
Town of Upland Taylor University, Inc.	4.00	9-1-2025	590,000	595,863
GO revenue: 0.45%
Clark-Pleasant Community School Corp.	5.00	7-15-2024	1,725,000	1,738,024
Westfield-Washington Schools Series C	6.00	1-15-2025	1,300,000	1,328,437
Westfield-Washington Schools Series C	6.00	7-15-2025	675,000	696,784
				3,763,245
Housing revenue: 0.91%
City of Indianapolis Peppermill TC LLC Series A (FHA Insured)øø	3.00	5-1-2027	1,251,000	1,249,274
Fort Wayne RDA	4.00	8-1-2024	730,000	734,061
Marion High School Building Corp. Marion Community Schools Series B	4.00	1-15-2024	215,000	215,054
Marion High School Building Corp. Marion Community Schools Series B	4.00	7-15-2024	220,000	221,008
Marion High School Building Corp. Marion Community Schools Series B	4.00	1-15-2025	225,000	226,952
Marion High School Building Corp. Marion Community Schools Series B	4.00	7-15-2025	225,000	228,203
Posey County RDA BAN	5.00	7-15-2025	3,000,000	3,071,449
Vinton-Tecumseh School Building Corp. Lafayette School Corp.	3.00	1-15-2025	505,000	504,389
Westfield RDA	5.00	7-1-2026	520,000	544,620
Westfield RDA	5.00	1-1-2027	535,000	566,554
				7,561,564
Industrial development revenue: 0.37%
City of Whiting BP Products North America, Inc. AMTøø	5.00	11-1-2047	3,090,000	3,105,971
Miscellaneous revenue: 0.20%
Indianapolis Local Public Improvement Bond Bank Series A	5.00	6-1-2024	1,700,000	1,712,824
				18,285,870
Iowa: 0.59%
Industrial development revenue: 0.36%
Iowa Finance Authority Gevo Iowa RNG LLC AMT (Citibank N.A. LOC)øø	1.50	1-1-2042	3,000,000	2,978,779
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 17

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.23%
PEFA, Inc.øø	5.00%	9-1-2049	$1,920,000	$1,966,601
				4,945,380
Kansas: 0.72%
GO revenue: 0.72%
City of Valley Center Series 1	4.38	12-1-2025	4,000,000	4,015,615
Reno County Unified School District No. 308 Hutchinson	3.00	9-1-2024	2,000,000	1,985,920
				6,001,535
Kentucky: 0.26%
Education revenue: 0.06%
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2025	485,000	480,076
Utilities revenue: 0.20%
City of Owensboro Electric Light & Power System Revenue	4.00	1-1-2025	1,670,000	1,674,894
				2,154,970
Louisiana: 1.84%
Industrial development revenue: 0.12%
Parish of St. John the Baptist Marathon Oil Corp. Series A-1øø	4.05	6-1-2037	1,000,000	988,795
Miscellaneous revenue: 1.04%
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Sewerage Commission Series Bøø	0.88	2-1-2046	9,000,000	8,720,762
Tax revenue: 0.58%
State of Louisiana Gasoline & Fuels Tax Revenue Series A (U.S. SOFR+0.50%)±	4.27	5-1-2043	4,920,000	4,823,296
Water & sewer revenue: 0.10%
City of New Orleans Water System Revenue	5.00	12-1-2026	835,000	847,779
				15,380,632
Maine: 0.09%
Health revenue: 0.09%
Maine Health & Higher Educational Facilities Authority Series A	4.00	7-1-2024	755,000	757,734
Maryland: 1.99%
Health revenue: 0.06%
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00	1-1-2024	540,000	540,000
Housing revenue: 1.93%
Maryland Community Development Administration 4710 Park Heights Senior LP Series C	5.25	11-1-2025	6,000,000	6,115,182
The accompanying notes are an integral part of these financial statements.
18 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Maryland Community Development Administration South Street Senior LLC Series D	3.15%	7-1-2024	$4,000,000	$3,966,164
Maryland Community Development Administration Woodside Preservation LP Series A144A	1.33	1-1-2024	6,000,000	6,000,000
				16,081,346
				16,621,346
Massachusetts: 1.20%
Education revenue: 0.15%
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2024	225,000	224,314
Massachusetts Development Finance Agency Springfield College Series A	5.00	6-1-2025	1,065,000	1,079,053
				1,303,367
Health revenue: 0.92%
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G144A	5.00	7-15-2024	125,000	125,661
Massachusetts HEFA Mass General Brigham, Inc. Series G-2 (AGM Insured)€	4.01	7-1-2042	7,520,000	7,520,000
				7,645,661
Housing revenue: 0.13%
Boston Housing Authority Series B	5.00	10-1-2024	650,000	659,990
Boston Housing Authority Series B	5.00	10-1-2025	380,000	394,771
				1,054,761
				10,003,789
Michigan: 0.56%
GO revenue: 0.33%
Carman-Ainsworth Community Schools	4.00	5-1-2025	2,685,000	2,712,185
Health revenue: 0.23%
Kent Hospital Finance Authority Corewell Health Obligated Group (SIFMA Municipal Swap+0.25%)±	4.12	1-15-2047	1,935,000	1,935,000
				4,647,185
Minnesota: 0.17%
Airport revenue: 0.14%
Minneapolis-St. Paul Metropolitan Airports Commission Series B	5.00	1-1-2025	750,000	761,290
Minneapolis-St. Paul Metropolitan Airports Commission Series B	5.00	1-1-2026	400,000	412,374
				1,173,664
Miscellaneous revenue: 0.03%
Lake Agassiz Education Cooperative No. 0397-52 COP Series A COP	3.00	2-1-2024	265,000	264,753
				1,438,417
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 19

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Missouri: 0.75%
Housing revenue: 0.75%
Missouri Public Utilities Commission	4.00%	12-1-2024	$6,200,000	$6,213,698
Nebraska: 0.73%
Miscellaneous revenue: 0.73%
City of Gretna COP	4.00	12-15-2025	3,000,000	3,025,344
City of Gretna COP	5.00	12-15-2025	3,000,000	3,055,452
				6,080,796
New Jersey: 2.07%
Education revenue: 0.11%
New Jersey Higher Education Student Assistance Authority Series B AMT	5.00	12-1-2025	850,000	873,839
GO revenue: 1.48%
City of New Brunswick	5.00	5-31-2024	2,000,000	2,013,189
City of Newark Series B	5.00	9-27-2024	5,000,000	5,032,311
New Jersey EDA Series GGG144A	5.25	9-1-2026	5,000,000	5,319,968
				12,365,468
Housing revenue: 0.37%
New Jersey TTFA Series A-1	5.00	6-15-2024	3,100,000	3,125,751
Transportation revenue: 0.11%
New Brunswick Parking Authority Series B (BAM Insured)	5.00	9-1-2024	875,000	886,590
				17,251,648
New Mexico: 0.84%
Utilities revenue: 0.84%
City of Farmington Public Service Co. of New Mexico Series Bøø	3.00	6-1-2040	7,000,000	6,966,933
New York: 8.23%
Airport revenue: 0.15%
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2024	1,250,000	1,261,223
Education revenue: 0.36%
Albany Industrial Development Agency Research Foundation of State University of New York Series Aø	3.98	7-1-2032	1,970,000	1,970,000
Saratoga County Capital Resource Corp. Skidmore College Series 2021-A	5.00	7-1-2024	600,000	605,452
Saratoga County Capital Resource Corp. Skidmore College Series 2021-A	5.00	7-1-2025	425,000	437,018
				3,012,470
GO revenue: 1.70%
City of New York Series 2ø	4.15	4-1-2042	500,000	500,000
City of New York Series A4 (AGM Insured)€	4.94	8-1-2026	100,000	100,000
City of New York Series C4 (AGC Insured)€	5.75	10-1-2027	8,050,000	8,050,000
City of New York Series C4 (AGM Insured)€	4.25	1-1-2032	800,000	800,000
The accompanying notes are an integral part of these financial statements.
20 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
City of New York Series J2 (AGM Insured)€	4.75%	6-1-2036	$1,350,000	$1,350,000
City of Yonkers Series A (AGM Insured)	5.00	2-15-2025	315,000	322,235
City of Yonkers Series B (AGM Insured)	5.00	2-15-2025	305,000	312,005
Village of Lowville Series A	4.63	8-22-2024	2,750,000	2,750,800
				14,185,040
Health revenue: 0.56%
Broome County Local Development Corp. United Health Services Hospitals Obligated Group (AGM Insured)	5.00	4-1-2024	500,000	502,173
Broome County Local Development Corp. United Health Services Hospitals Obligated Group (AGM Insured)	5.00	4-1-2025	500,000	509,345
New York City Health & Hospitals Corp. Series A	5.00	2-15-2025	3,615,000	3,704,456
				4,715,974
Housing revenue: 1.94%
New York City Housing Development Corp. Series Aøø	1.13	5-1-2060	2,220,000	2,169,795
New York City Housing Development Corp. Series Aøø	3.70	5-1-2063	6,000,000	6,045,103
New York City Housing Development Corp. Series C-2øø	0.70	11-1-2060	1,000,000	948,429
New York State Housing Finance Agency Series J	0.75	5-1-2025	7,360,000	6,992,739
				16,156,066
Industrial development revenue: 0.41%
New York State Energy Research & Development Authority National Grid Generation LLC Series A (Ambac Insured)€	4.75	10-1-2028	900,000	900,000
New York Transportation Development Corp. Delta Air Lines, Inc. Series A AMT	5.00	1-1-2026	2,500,000	2,534,055
				3,434,055
Miscellaneous revenue: 1.05%
Greater Southern Tier Board of Cooperative Educational Services District	4.50	6-28-2024	6,000,000	6,004,238
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series B	5.00	5-15-2024	2,705,000	2,723,993
				8,728,231
Tax revenue: 0.72%
New York City Transitional Finance Authority Future Tax Secured Revenue Series C-4ø	4.10	11-1-2044	6,000,000	6,000,000
Transportation revenue: 1.34%
Metropolitan Transportation Authority Series A2	5.00	11-15-2027	2,000,000	2,089,918
Metropolitan Transportation Authority Series Døø	5.00	11-15-2034	9,000,000	9,106,181
				11,196,099
				68,689,158
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 21

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
North Carolina: 1.27%
Health revenue: 0.23%
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series Eøø	0.80%	1-15-2048	$1,500,000	$1,433,101
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	4.00	3-1-2024	215,000	214,727
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	4.00	3-1-2025	265,000	262,678
				1,910,506
Housing revenue: 0.24%
North Carolina Housing Finance Agency Wind Crest Senior Living LP	4.50	6-1-2024	2,000,000	2,000,437
Industrial development revenue: 0.20%
Columbus County Industrial Facilities & PCFA International Paper Co. Series C AMTøø	2.10	3-1-2027	1,750,000	1,721,036
Resource recovery revenue: 0.60%
North Carolina Capital Facilities Finance Agency Republic Services, Inc. AMTøø	4.35	6-1-2038	5,000,000	4,999,776
				10,631,755
North Dakota: 0.59%
GO revenue: 0.59%
Cass County Joint Water Resource District Series A	0.48	5-1-2024	5,000,000	4,912,483
Ohio: 4.21%
Education revenue: 0.11%
Ohio Higher Educational Facility Commission Xavier University	5.00	5-1-2025	885,000	904,786
GO revenue: 0.36%
City of Elyria BAN	4.50	6-27-2024	2,000,000	2,007,666
City of Hamilton	4.50	12-19-2024	1,000,000	1,008,584
				3,016,250
Health revenue: 1.76%
County of Allen Hospital Facilities Revenue Bon Secours Mercy Health, Inc. Series A	5.00	12-1-2024	2,325,000	2,363,002
County of Allen Hospital Facilities Revenue Bon Secours Mercy Health, Inc. Series B-1øø	5.00	10-1-2049	5,000,000	5,278,137
County of Butler UC Health Obligated Group	5.00	11-15-2025	1,580,000	1,605,028
County of Hamilton Cincinnati Children’s Hospital Medical Center Obligated Group County of Hamilton OH	5.00	5-15-2024	1,250,000	1,257,354
State of Ohio University Hospitals Health System, Inc. Obligated Group Series Bø	4.32	1-15-2033	1,405,000	1,405,000
Tender Option Bond Trust Receipts/Certificates Series 2023-XG0507 (Royal Bank of Canada LIQ)144Aø	3.11	11-15-2041	2,800,000	2,800,000
				14,708,521
The accompanying notes are an integral part of these financial statements.
22 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 1.28%
Ohio Housing Finance Agency Boardwalk Glenville Apartments LP Series A (Department of Housing and Urban Development Insured)øø	3.50%	7-1-2025	$5,000,000	$4,990,691
Ohio Housing Finance Agency Glen Meadows Multifamily LLC Series A	4.98	11-1-2024	3,700,000	3,735,751
Ohio Housing Finance Agency RAD Post Oak LLC (Department of Housing and Urban Development Insured)øø	3.35	7-1-2025	2,000,000	1,991,736
				10,718,178
Miscellaneous revenue: 0.03%
Southeast Local School District/Wayne County COP	3.00	12-1-2024	230,000	229,902
Utilities revenue: 0.67%
American Municipal Power, Inc. AMP Fremont Energy Center Revenue Series A	5.00	2-15-2025	500,000	511,317
Lancaster Port Authority Series A (Royal Bank of Canada LIQ)øø	5.00	8-1-2049	5,000,000	5,063,846
				5,575,163
				35,152,800
Oklahoma: 0.58%
Education revenue: 0.06%
University of Oklahoma Series B	5.00	7-1-2025	510,000	525,251
GO revenue: 0.19%
Muskogee County Independent School District No. 29	3.85	7-1-2025	1,550,000	1,554,918
Housing revenue: 0.06%
Oklahoma County Finance Authority Independent School District No. 9 Jones	4.00	9-1-2024	525,000	527,242
Water & sewer revenue: 0.27%
Tender Option Bond Trust Receipts/Certificates Series 2023-XF1572 (Royal Bank of Canada LIQ)144Aø	3.11	10-1-2045	2,220,000	2,220,000
				4,827,411
Oregon: 0.53%
Education revenue: 0.10%
County of Yamhill Linfield University Series A	4.00	10-1-2024	850,000	848,155
GO revenue: 0.08%
Port of Morrow Series A	4.00	6-1-2024	325,000	325,910
Port of Morrow Series A	4.00	6-1-2025	325,000	328,884
				654,794
Health revenue: 0.11%
Hospital Facilities Authority of Multnomah County Oregon Terwilliger Plaza, Inc. Obligated Group	0.95	6-1-2027	1,000,000	895,047
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 23

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.24%
State of Oregon Housing & Community Services Department Series D	3.55%	9-28-2024	$2,000,000	$2,001,443
				4,399,439
Pennsylvania: 6.39%
Airport revenue: 0.19%
City of Philadelphia Airport Revenue Series A	5.00	7-1-2025	1,545,000	1,593,493
Education revenue: 0.46%
Delaware County Authority Neumann University	5.00	10-1-2024	500,000	502,059
Delaware County Authority Neumann University	5.00	10-1-2025	525,000	530,627
Huntingdon County General Authority Juniata College Series T	5.00	10-1-2025	355,000	360,535
Huntingdon County General Authority Juniata College Series T	5.00	10-1-2026	430,000	441,704
Pennsylvania Higher Educational Facilities Authority Thomas Jefferson University Obligated Group Series Bø	4.42	9-1-2045	150,000	150,000
Pennsylvania Higher Educational Facilities Authority York College of Pennsylvania Series T4øø	3.50	5-1-2033	1,860,000	1,856,310
				3,841,235
GO revenue: 0.34%
Albert Gallatin Area School District Series A (AGM Insured)	4.00	9-1-2024	725,000	729,327
Borough of Dunmore Series A (AGM Insured)	2.00	9-1-2024	765,000	755,230
Borough of Dunmore Series A (AGM Insured)	2.00	9-1-2026	170,000	160,973
Octorara Area School District (AGM Insured)	4.00	4-1-2025	600,000	607,633
Riverside School District (BAM Insured)	4.00	10-15-2025	550,000	560,004
				2,813,167
Health revenue: 0.95%
Allegheny County Hospital Development Authority UPMC Obligated Group (SIFMA Municipal Swap+0.70%)±	4.57	11-15-2047	6,000,000	5,924,360
Lancaster County Hospital Authority Masonic Villages of the Grand Lodge of Pennsylvania	5.50	11-1-2027	890,000	952,140
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series Dø	4.42	9-1-2050	1,000,000	1,000,000
				7,876,500
Housing revenue: 1.04%
Pennsylvania Housing Finance Agency LIH Wilkes-Barre LP (Department of Housing and Urban Development Insured)øø	1.25	2-1-2025	6,675,000	6,660,460
Southeastern Pennsylvania Transportation Authority	5.00	6-1-2024	1,000,000	1,007,667
Southeastern Pennsylvania Transportation Authority	5.00	6-1-2025	1,000,000	1,028,580
				8,696,707
Miscellaneous revenue: 1.29%
Pennsylvania EDFA Philadelphia Water Department	3.00	1-1-2024	865,000	865,000
The accompanying notes are an integral part of these financial statements.
24 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
School District of Philadelphia Series A	5.00%	6-28-2024	$8,000,000	$8,053,556
Sports & Exhibition Authority of Pittsburgh & Allegheny County Allegheny Regional Asset District Sales Tax Revenue (AGM Insured)	4.00	2-1-2025	1,860,000	1,874,604
				10,793,160
Resource recovery revenue: 1.31%
Pennsylvania EDFA Republic Services Inc AMTøø	4.60	6-1-2044	10,000,000	10,000,000
Pennsylvania EDFA Waste Management, Inc. Series B AMTøø	1.10	6-1-2031	1,000,000	919,319
				10,919,319
Tax revenue: 0.08%
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2024	150,000	150,572
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2025	500,000	507,463
				658,035
Transportation revenue: 0.71%
Pennsylvania Turnpike Commissionø	3.75	12-1-2039	500,000	500,000
Pennsylvania Turnpike Commission Registration Fee Revenue (SIFMA Municipal Swap+0.85%)±	3.08	7-15-2041	5,000,000	4,995,028
Pennsylvania Turnpike Commission Series B	5.00	12-1-2024	450,000	458,373
				5,953,401
Water & sewer revenue: 0.02%
Allegheny County Sanitary Authority Series A	4.00	6-1-2025	150,000	152,541
				53,297,558
Puerto Rico: 0.27%
Miscellaneous revenue: 0.27%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Financing Authority Hospital de la Concepcion, Inc. Series A	3.55	11-15-2030	2,225,000	2,258,914
Rhode Island: 0.30%
Health revenue: 0.30%
Rhode Island Health & Educational Building Corp. Lifespan Obligated Group	5.00	5-15-2024	2,475,000	2,483,675
South Carolina: 1.77%
Health revenue: 0.51%
South Carolina Jobs-EDA Prisma Health Obligated Group Series Cø	4.45	5-1-2048	4,275,000	4,275,000
Miscellaneous revenue: 0.15%
Sumter Two School Facilities, Inc. Sumter County School District (BAM Insured)	5.00	12-1-2024	1,280,000	1,298,612
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 25

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 1.11%
Patriots Energy Group Financing Agency Series A (Royal Bank of Canada LIQ)øø	4.00%	10-1-2048	$9,225,000	$9,229,697
				14,803,309
Tennessee: 1.28%
Airport revenue: 0.34%
Memphis-Shelby County Airport Authority Series A AMT	5.00	7-1-2025	2,750,000	2,809,958
Housing revenue: 0.24%
Knoxville’s Community Development Corp. Bell Street 3 LP (Department of Housing and Urban Development Insured)	4.25	10-1-2024	2,000,000	2,009,340
Utilities revenue: 0.70%
City of Memphis Electric System Revenue Series A	5.00	12-1-2024	500,000	509,440
Tennessee Energy Acquisition Corp. Gas Project Series A-1øø	5.00	5-1-2053	3,500,000	3,653,827
Tennessee Energy Acquisition Corp. Series A	5.25	9-1-2024	1,690,000	1,702,826
				5,866,093
				10,685,391
Texas: 12.08%
Airport revenue: 1.91%
City of El Paso Airport Revenue AMT	5.00	8-15-2026	2,000,000	2,085,840
City of Houston Airport System Revenue Series A (AGM Insured)	5.00	7-1-2026	1,000,000	1,041,475
City of Houston Airport System Revenue Series A (AGM Insured)	5.00	7-1-2027	3,000,000	3,181,399
Dallas Fort Worth International Airport Series A	5.00	11-1-2024	1,500,000	1,524,941
Dallas Fort Worth International Airport Series B	5.00	11-1-2024	3,500,000	3,558,196
Love Field Airport Modernization Corp. AMT	5.00	11-1-2024	3,000,000	3,033,634
Port Authority of Houston of Harris County Texas	5.00	10-1-2024	500,000	507,425
Port Authority of Houston of Harris County Texas	5.00	10-1-2025	950,000	986,928
				15,919,838
Education revenue: 0.27%
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2024	110,000	110,094
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2025	170,000	171,751
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2026	280,000	285,057
Hale Center Education Facilities Corp. Wayland Baptist University	5.00	3-1-2026	675,000	692,556
Tender Option Bond Trust Receipts/Certificates Series 2021-MS0002 (Morgan Stanley Municipal Funding LOC, Morgan Stanley Municipal Funding LIQ)144Aø	4.27	6-15-2056	1,000,000	1,000,000
				2,259,458
GO revenue: 4.14%
Andrews County Hospital District	5.00	3-15-2025	1,140,000	1,162,472
City of Beaumont	5.00	3-1-2025	1,065,000	1,090,626
City of Port Arthur (BAM Insured)	5.00	2-15-2025	445,000	454,332
Clear Creek Independent School District Series Bøø	3.60	2-15-2035	2,250,000	2,270,535
The accompanying notes are an integral part of these financial statements.
26 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
County of Fort Bend Series B	5.00%	3-1-2029	$3,500,000	$3,572,315
Cypress-Fairbanks Independent School District Series B1øø	0.28	2-15-2040	3,650,000	3,579,510
El Paso Independent School Districtøø	5.00	2-1-2040	2,250,000	2,332,568
Fort Bend Independent School District Series Bøø	0.88	8-1-2050	3,075,000	2,940,597
Fort Bend Independent School District Series Bøø	3.65	8-1-2052	4,000,000	3,994,068
Katy Independent School Districtøø	1.50	8-15-2050	4,500,000	4,451,927
Little Elm Independent School Districtøø	0.68	8-15-2048	515,000	495,211
North East Independent School Districtøø	3.60	8-1-2052	3,000,000	3,005,769
Northside Independent School Districtøø	1.60	8-1-2049	3,145,000	3,115,366
Plainview Independent School District Series Bøø	4.00	2-15-2050	2,035,000	2,072,232
				34,537,528
Health revenue: 0.75%
Coastal Bend Health Facilities Development Corp. CHRISTUS Health Obligated Group Series B-2 (AGM Insured)€	5.15	7-1-2031	2,200,000	2,200,000
Harris County Cultural Education Facilities Finance Corp. Memorial Hermann Health System Obligated Group Series C-2øø	5.00	6-1-2032	3,100,000	3,145,634
Harris County Health Facilities Development Corp. CHRISTUS Health Obligated Group Series A-3 (AGM Insured)€	5.30	7-1-2031	350,000	350,000
Harris County Health Facilities Development Corp. CHRISTUS Health Obligated Group Series A-4 (AGM Insured)€	5.20	7-1-2031	525,000	525,000
				6,220,634
Housing revenue: 1.97%
County of Wise Weatherford College of the Parker County Junior College District	5.00	8-15-2024	450,000	454,285
Galveston Public Facility Corp. Oleanders at Broadway (Department of Housing and Urban Development Insured)øø	0.47	8-1-2025	5,200,000	5,066,198
Housing Options, Inc. Brooks Manor LPøø	0.50	8-1-2041	6,250,000	5,946,937
Housing Synergy PFC Villages at Westlake Apartments LP (Department of Housing and Urban Development Insured)øø	3.50	8-1-2025	5,000,000	4,990,891
				16,458,311
Miscellaneous revenue: 0.04%
Dallas Performing Arts Cultural Facilities Corp. Dallas Center for the Performing Arts Foundation, Inc. Series A (Bank of America NA LOC)ø	3.82	9-1-2041	348,000	348,000
Resource recovery revenue: 0.24%
Mission Economic Development Corp. Waste Management, Inc. Series A AMTø	4.50	5-1-2046	2,000,000	2,000,395
Tax revenue: 1.23%
City of Dallas144Aøø	6.00	8-15-2053	8,000,000	8,128,615
City of Houston Hotel Occupancy Tax & Special Revenue	5.00	9-1-2024	2,115,000	2,138,980
				10,267,595
Transportation revenue: 0.30%
Central Texas Regional Mobility Authority Series F BAN	5.00	1-1-2025	2,500,000	2,520,458
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 27

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 1.23%
City of San Antonio Electric & Gas Systems Revenueøø	3.65%	2-1-2053	$3,000,000	$3,005,394
City of San Antonio Electric & Gas Systems Revenue (SIFMA Municipal Swap+0.87%)±	4.74	2-1-2048	4,000,000	3,992,979
Texas Municipal Gas Acquisition & Supply Corp. III	5.00	12-15-2024	1,500,000	1,514,580
Texas Municipal Power Agency (AGM Insured)	3.00	9-1-2024	750,000	748,991
Texas Municipal Power Agency (AGM Insured)	3.00	9-1-2025	1,000,000	997,445
				10,259,389
				100,791,606
Utah: 0.29%
Airport revenue: 0.29%
City of Salt Lake City Airport Revenue Series A	5.00	7-1-2026	1,000,000	1,040,744
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2025	1,325,000	1,354,472
				2,395,216
Virginia: 3.81%
Education revenue: 0.06%
Virginia College Building Authority Regent University	5.00	6-1-2024	225,000	225,621
Virginia College Building Authority Regent University	5.00	6-1-2025	250,000	252,580
				478,201
Health revenue: 0.23%
Isle of Wight County EDA	5.00	7-1-2026	500,000	525,395
Isle of Wight County EDA	5.00	7-1-2027	500,000	535,709
Isle of Wight County EDA	5.00	7-1-2028	350,000	382,710
Virginia Small Business Financing Authority National Senior Communities Inc Obligated Group Series A	5.00	1-1-2024	500,000	500,000
				1,943,814
Housing revenue: 1.76%
Fairfax County Redevelopment & Housing Authority One University Senior LLCøø	1.25	12-1-2025	15,000,000	14,645,765
Industrial development revenue: 0.60%
Virginia Small Business Financing Authority Pure Salmon Virginia LLCøø	5.00	11-1-2052	5,000,000	5,015,883
Utilities revenue: 1.16%
Halifax County IDA Virginia Electric & Power Co. Series Aøø	1.65	12-1-2041	3,500,000	3,451,723
Louisa IDA Virginia Electric & Power Co. Series Bøø	0.75	11-1-2035	3,000,000	2,792,649
Wise County IDA Virginia Electric & Power Co. Series Aøø	1.20	11-1-2040	3,525,000	3,470,019
				9,714,391
				31,798,054
The accompanying notes are an integral part of these financial statements.
28 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Washington: 1.28%
Airport revenue: 0.44%
Port of Pasco Series A	5.00%	12-1-2024	$1,165,000	$1,171,710
Port of Seattle Series C AMT	5.00	4-1-2025	2,500,000	2,530,349
				3,702,059
Health revenue: 0.59%
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series B1øø	5.00	8-1-2049	3,155,000	3,158,370
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group144A	5.00	12-1-2024	195,000	198,187
Washington Health Care Facilities Authority Multicare Health System Obligated Group Series B	5.00	8-15-2027	1,500,000	1,539,673
				4,896,230
Housing revenue: 0.25%
Seattle Housing Authority Northgate Plaza Project	1.00	6-1-2026	2,175,000	2,036,892
				10,635,181
West Virginia: 1.11%
Health revenue: 0.48%
West Virginia Hospital Finance Authority United Health System Obligated Group Series A	5.00	6-1-2024	4,000,000	4,027,711
Industrial development revenue: 0.63%
West Virginia EDA Allegheny Metallurgical Projectøø	4.75	1-1-2048	2,500,000	2,508,283
West Virginia EDA Appalachian Power Co. Series Aøø	0.63	12-1-2038	3,000,000	2,752,150
				5,260,433
				9,288,144
Wisconsin: 5.02%
GO revenue: 1.10%
City of Milwaukee Series N3 (AGM Insured)	5.00	4-1-2024	3,000,000	3,011,927
State of Wisconsin Series A (SIFMA Municipal Swap+0.42%)±	4.29	5-1-2025	6,235,000	6,197,256
				9,209,183
Health revenue: 1.88%
PFA Renown Regional Medical Center Obligated Group Series A	5.00	6-1-2024	2,000,000	2,010,824
PFA Renown Regional Medical Center Obligated Group Series A	5.00	6-1-2025	385,000	393,053
Wisconsin HEFA Advocate Aurora Health Obligated Group Series B- 4øø	5.00	8-15-2054	2,415,000	2,456,262
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2024	945,000	951,640
Wisconsin HEFA Fort Healthcare, Inc. Obligated Group	5.00	5-1-2024	1,485,000	1,491,300
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series Aø	5.27	2-15-2053	1,000,000	1,000,000
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series B1øø	5.00	2-15-2052	1,500,000	1,507,505
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series Cø	5.27	2-15-2053	3,000,000	3,000,000
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 29

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00%	7-1-2026	$670,000	$673,260
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2027	1,415,000	1,422,759
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00	9-15-2024	735,000	731,456
				15,638,059
Miscellaneous revenue: 1.51%
Glendale-River Hills School District Series R-2	5.00	8-26-2024	1,500,000	1,508,861
PMA Levy & Aid Anticipation Notes Program Series A	5.00	9-25-2024	6,000,000	6,066,526
PMA Levy & Aid Anticipation Notes Program Series A PMA Levy & Aid Anticipation Notes Program	5.00	3-6-2024	2,000,000	2,005,265
PMA Levy & Aid Anticipation Notes Program Series B	5.00	9-25-2024	2,000,000	2,023,509
Town of Clayton Series B	2.00	6-1-2026	1,000,000	959,582
				12,563,743
Utilities revenue: 0.36%
PFA Duke Energy Progress LLC Series A-1øø	3.30	10-1-2046	3,000,000	3,002,124
Water & sewer revenue: 0.17%
Town of Clayton Water & Sewer System Revenue Series C BAN	2.00	6-1-2026	1,500,000	1,439,373
				41,852,482
Wyoming: 1.69%
Health revenue: 0.37%
County of Laramie Cheyenne Regional Medical Center	4.00	5-1-2025	1,030,000	1,042,842
Sublette County Hospital District Construction Project Series A	5.00	6-15-2026	2,000,000	2,010,140
				3,052,982
Industrial development revenue: 1.32%
County of Converse PacifiCorpø	4.80	11-1-2024	8,000,000	8,000,000
County of Lincoln PacifiCorpø	4.80	11-1-2024	3,060,000	3,060,000
				11,060,000
				14,112,982
Total municipal obligations (Cost $819,798,432)				813,813,251

	Yield
Short-term investments: 2.58%
Commercial paper: 1.92%
County of Mercer	3.95	1-2-2024	7,000,000	7,000,097
County of Mercer	4.00	2-7-2024	4,000,000	4,000,561
County of Mercer	4.05	1-4-2024	5,000,000	5,000,013
Total commercial paper (Cost $16,000,000)				16,000,671
The accompanying notes are an integral part of these financial statements.
30 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2023 (unaudited)

		Yield	Shares	Value
Investment companies: 0.66%
Allspring Municipal Cash Management Money Market Fund Institutional Class♠∞##		4.12%	5,535,752	$5,536,859
Total short-term investments (Cost $21,536,859)				21,537,530
Total investments in securities (Cost $848,735,291)	101.02%			842,750,781
Other assets and liabilities, net	(1.02)			(8,517,218)
Total net assets	100.00%			$834,233,563

ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CDA	Community Development Authority
COP	Certificate of participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
TTFA	Transportation Trust Fund Authority
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 31

Portfolio of investments—December 31, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$9,254,718	$292,588,589	$(296,306,448)	$0	$0	$5,536,859	5,535,752	$185,632
The accompanying notes are an integral part of these financial statements.
32 | Allspring Ultra Short-Term Municipal Income Fund

Statement of assets and liabilities—December 31, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $843,198,432)	$837,213,922
Investments in affiliated securities, at value (cost $5,536,859)	5,536,859
Cash	17,939
Receivable for interest	7,363,898
Receivable for investments sold	3,116,580
Receivable for Fund shares sold	1,208,758
Prepaid expenses and other assets	63,790
Total assets	854,521,746
Liabilities
Payable for investments purchased	15,000,000
Payable for when-issued transactions	3,082,920
Payable for Fund shares redeemed	935,505
Dividends payable	806,847
Management fee payable	107,245
Administration fees payable	59,605
Trustees’ fees and expenses payable	2,317
Distribution fee payable	1,670
Accrued expenses and other liabilities	292,074
Total liabilities	20,288,183
Total net assets	$834,233,563
Net assets consist of
Paid-in capital	$872,716,448
Total distributable loss	(38,482,885)
Total net assets	$834,233,563
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 33

Statement of assets and liabilities—December 31, 2023 (unaudited)

Computation of net asset value and offering price per share
Net assets–Class A	$150,045,907
Shares outstanding–Class A1	15,684,514
Net asset value per share–Class A	$9.57
Maximum offering price per share – Class A2	$9.77
Net assets–Class A2	$26,742,992
Shares outstanding–Class A2[1]	2,795,060
Net asset value per share–Class A2	$9.57
Net assets–Class C	$2,550,590
Shares outstanding–Class C1	268,847
Net asset value per share–Class C	$9.49
Net assets–Class R6	$268,087,895
Shares outstanding–Class R6[1]	28,022,136
Net asset value per share–Class R6	$9.57
Net assets–Administrator Class	$7,280,141
Shares outstanding–Administrator Class[1]	760,797
Net asset value per share–Administrator Class	$9.57
Net assets–Institutional Class	$379,526,038
Shares outstanding–Institutional Class[1]	39,661,705
Net asset value per share–Institutional Class	$9.57
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/98 of net asset value. On investments of $100,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
34 | Allspring Ultra Short-Term Municipal Income Fund

Statement of operations—six months ended December 31, 2023 (unaudited)
Statement of operations
Investment income
Interest	$12,092,647
Income from affiliated securities	185,632
Total investment income	12,278,279
Expenses
Management fee	1,100,444
Administration fees
Class A	144,392
Class A2	17,221
Class C	1,950
Class R6	40,575
Administrator Class	3,704
Institutional Class	153,745
Shareholder servicing fees
Class A	238,938
Class A2	17,147
Class C	3,251
Administrator Class	9,182
Distribution fee
Class C	9,752
Custody and accounting fees	2
Professional fees	35,605
Registration fees	203
Shareholder report expenses	2
Trustees’ fees and expenses	13,739
Other fees and expenses	9,197
Total expenses	1,799,049
Less: Fee waivers and/or expense reimbursements
Fund-level	(406,971)
Class A	(68,989)
Class A2	(8,398)
Class C	(952)
Administrator Class	(783)
Net expenses	1,312,956
Net investment income	10,965,323
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(1,020)
Net change in unrealized gains (losses) on investments	7,277,790
Net realized and unrealized gains (losses) on investments	7,276,770
Net increase in net assets resulting from operations	$18,242,093
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 35

Statement of changes in net assets
Statement of changes in net assets
	Six months ended December 31, 2023 (unaudited)		Year ended June 30, 2023
Operations
Net investment income		$10,965,323		$18,600,373
Net realized losses on investments		(1,020)		(1,707,478)
Net change in unrealized gains (losses) on investments		7,277,790		5,063,907
Net increase in net assets resulting from operations		18,242,093		21,956,802
Distributions to shareholders from
Net investment income and net realized gains
Class A		(2,150,338)		(3,539,473)
Class A2		(271,584)		(450,301)
Class C		(19,422)		(19,921)
Class R6		(3,464,984)		(7,230,719)
Administrator Class		(83,433)		(123,532)
Institutional Class		(4,852,882)		(7,211,784)
Total distributions to shareholders		(10,842,643)		(18,575,730)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	660,204	6,275,433	967,918	9,129,100
Class A2	819,644	7,807,189	385,626	3,652,033
Class C	18,146	171,284	85,052	794,711
Class R6	12,340,167	117,088,304	36,406,097	343,765,850
Administrator Class	5,668	53,712	142,041	1,339,105
Institutional Class	30,087,279	285,602,569	20,704,831	195,532,432
		416,998,491		554,213,231
Reinvestment of distributions
Class A	216,081	2,052,792	358,067	3,383,515
Class A2	28,593	271,584	47,407	447,852
Class C	285	2,691	285	2,676
Class R6	35,449	337,130	37,069	350,429
Administrator Class	8,531	81,089	12,649	119,554
Institutional Class	445,885	4,238,528	690,762	6,527,373
		6,983,814		10,831,399
Payment for shares redeemed
Class A	(8,805,747)	(83,465,489)	(8,496,035)	(80,239,978)
Class A2	(453,929)	(4,311,062)	(2,218,832)	(20,965,965)
Class C	(51,264)	(481,553)	(46,211)	(434,015)
Class R6	(13,123,923)	(124,714,649)	(78,411,446)	(740,696,209)
Administrator Class	(63,536)	(603,002)	(500,475)	(4,723,634)
Institutional Class	(24,088,163)	(229,206,639)	(65,858,010)	(622,683,111)
		(442,782,394)		(1,469,742,912)
Net decrease in net assets resulting from capital share transactions		(18,800,089)		(904,698,282)
Total decrease in net assets		(11,400,639)		(901,317,210)
Net assets
Beginning of period		845,634,202		1,746,951,412
End of period		$834,233,563		$845,634,202
The accompanying notes are an integral part of these financial statements.
36 | Allspring Ultra Short-Term Municipal Income Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2023 (unaudited)	Year ended June 30
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.49	$9.45	$9.61	$9.59	$9.60	$9.57
Net investment income	0.11 [1]	0.13 [1]	0.03	0.04	0.12	0.12 [1]
Net realized and unrealized gains (losses) on investments	0.08	0.04	(0.16)	0.02	(0.01)	0.03
Total from investment operations	0.19	0.17	(0.13)	0.06	0.11	0.15
Distributions to shareholders from
Net investment income	(0.11)	(0.13)	(0.03)	(0.04)	(0.12)	(0.12)
Net asset value, end of period	$9.57	$9.49	$9.45	$9.61	$9.59	$9.60
Total return[2]	1.99%	1.83%	(1.38)%	0.62%	1.13%	1.63%
Ratios to average net assets (annualized)
Gross expenses	0.66%	0.67%	0.66%	0.66%	0.77%	0.77%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.65%	0.67%
Net investment income	2.25%	1.37%	0.29%	0.42%	1.21%	1.28%
Supplemental data
Portfolio turnover rate	22%	29%	46%	30%	55%	55%
Net assets, end of period (000s omitted)	$150,046	$224,086	$291,008	$317,609	$376,203	$444,581

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 37

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2023 (unaudited)	Year ended June 30
Class A2		2023	2022	2021	2020[1]
Net asset value, beginning of period	$9.49	$9.45	$9.61	$9.59	$9.58
Net investment income	0.11 [2]	0.14 [2]	0.03	0.04	0.01
Net realized and unrealized gains (losses) on investments	0.08	0.04	(0.16)	0.02	0.01
Total from investment operations	0.19	0.18	(0.13)	0.06	0.02
Distributions to shareholders from
Net investment income	(0.11)	(0.14)	(0.03)	(0.04)	(0.01)
Net asset value, end of period	$9.57	$9.49	$9.45	$9.61	$9.59
Total return[3]	2.04%	1.93%	(1.36)%	0.62%	0.18%
Ratios to average net assets (annualized)
Gross expenses	0.56%	0.57%	0.64%	0.66%	0.65%
Net expenses	0.40%	0.40%	0.48%	0.50%	0.50%
Net investment income	2.40%	1.45%	0.29%	0.40%	0.88%
Supplemental data
Portfolio turnover rate	22%	29%	46%	30%	55%
Net assets, end of period (000s omitted)	$26,743	$22,782	$39,575	$42,354	$25

[1]	For the period from May 29, 2020 (commencement of class operations) to June 30, 2020
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
38 | Allspring Ultra Short-Term Municipal Income Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2023 (unaudited)	Year ended June 30
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.41	$9.32	$9.48	$9.41	$9.43	$9.40
Net investment income	0.07 [1]	0.06 [1]	0.00 [1,2]	0.00 [1,2]	0.04 [1]	0.05 [1]
Payment from affiliate	0.00	0.00	0.00	0.07	0.00	0.00
Net realized and unrealized gains (losses) on investments	0.08	0.09	(0.16)	0.00	(0.02)	0.03
Total from investment operations	0.15	0.15	(0.16)	0.07	0.02	0.08
Distributions to shareholders from
Net investment income	(0.07)	(0.06)	(0.00)[2]	(0.00)[2]	(0.04)	(0.05)
Net asset value, end of period	$9.49	$9.41	$9.32	$9.48	$9.41	$9.43
Total return[3]	1.61%	1.62%[4]	(1.67)%	0.76%[5]	0.26%	0.87%
Ratios to average net assets (annualized)
Gross expenses	1.41%	1.42%	1.40%	1.41%	1.51%	1.52%
Net expenses	1.25%	1.25%	0.81%*	0.92%*	1.41%	1.42%
Net investment income	1.52%	0.66%	0.02%	0.02%	0.47%	0.54%
Supplemental data
Portfolio turnover rate	22%	29%	46%	30%	55%	55%
Net assets, end of period (000s omitted)	$2,551	$2,839	$2,448	$1,659	$2,925	$10,135

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended June 30, 2022	0.44%
Year ended June 30, 2021	0.33%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	During the year ended June 30, 2023, the Fund received payments from a service provider which had a 0.51% impact on the total return.
[5]	During the year ended June 30, 2021, the Fund received a payment from an affiliate which had a 0.73% impact on total return.
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 39

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2023 (unaudited)	Year ended June 30
Class R6		2023	2022	2021	2020	2019[1]
Net asset value, beginning of period	$9.49	$9.45	$9.61	$9.59	$9.60	$9.58
Net investment income	0.12 [2]	0.15 [2]	0.06	0.07	0.15	0.15 [2]
Net realized and unrealized gains (losses) on investments	0.08	0.05	(0.16)	0.02	(0.01)	0.02
Total from investment operations	0.20	0.20	(0.10)	0.09	0.14	0.17
Distributions to shareholders from
Net investment income	(0.12)	(0.16)	(0.06)	(0.07)	(0.15)	(0.15)
Net asset value, end of period	$9.57	$9.49	$9.45	$9.61	$9.59	$9.60
Total return[3]	2.14%	2.13%	(1.09)%	0.92%	1.47%	1.76%
Ratios to average net assets (annualized)
Gross expenses	0.29%	0.29%	0.28%	0.28%	0.38%	0.39%
Net expenses	0.20%	0.20%	0.20%	0.20%	0.31%	0.32%
Net investment income	2.59%	1.61%	0.56%	0.71%	1.54%	1.73%
Supplemental data
Portfolio turnover rate	22%	29%	46%	30%	55%	55%
Net assets, end of period (000s omitted)	$268,088	$272,993	$668,633	$1,032,413	$822,986	$770,634

[1]	For the period from July 31, 2018 (commencement of class operations) to June 30, 2019
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
40 | Allspring Ultra Short-Term Municipal Income Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2023 (unaudited)	Year ended June 30
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.49	$9.45	$9.61	$9.59	$9.60	$9.57
Net investment income	0.11 [1]	0.13 [1]	0.03 [1]	0.04	0.12 [1]	0.13 [1]
Net realized and unrealized gains (losses) on investments	0.08	0.04	(0.16)	0.02	(0.01)	0.03
Total from investment operations	0.19	0.17	(0.13)	0.06	0.11	0.16
Distributions to shareholders from
Net investment income	(0.11)	(0.13)	(0.03)	(0.04)	(0.12)	(0.13)
Net asset value, end of period	$9.57	$9.49	$9.45	$9.61	$9.59	$9.60
Total return[2]	1.99%	1.83%	(1.39)%	0.62%	1.19%	1.70%
Ratios to average net assets (annualized)
Gross expenses	0.61%	0.61%	0.60%	0.60%	0.70%	0.70%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.59%	0.60%
Net investment income	2.28%	1.36%	0.27%	0.42%	1.28%	1.34%
Supplemental data
Portfolio turnover rate	22%	29%	46%	30%	55%	55%
Net assets, end of period (000s omitted)	$7,280	$7,689	$10,929	$15,157	$18,243	$25,649

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 41

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2023 (unaudited)	Year ended June 30
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.49	$9.45	$9.61	$9.59	$9.60	$9.57
Net investment income	0.12 [1]	0.15 [1]	0.05	0.06	0.14	0.15 [1]
Net realized and unrealized gains (losses) on investments	0.08	0.05	(0.16)	0.02	0.00	0.03
Total from investment operations	0.20	0.20	(0.11)	0.08	0.14	0.18
Distributions to shareholders from
Net investment income	(0.12)	(0.16)	(0.05)	(0.06)	(0.15)	(0.15)
Net asset value, end of period	$9.57	$9.49	$9.45	$9.61	$9.59	$9.60
Total return[2]	2.12%	2.08%	(1.14)%	0.87%	1.42%	1.93%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.34%	0.33%	0.33%	0.43%	0.44%
Net expenses	0.25%	0.25%	0.25%	0.25%	0.36%	0.37%
Net investment income	2.56%	1.58%	0.52%	0.66%	1.50%	1.56%
Supplemental data
Portfolio turnover rate	22%	29%	46%	30%	55%	55%
Net assets, end of period (000s omitted)	$379,526	$315,246	$734,360	$783,690	$685,081	$643,762

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
42 | Allspring Ultra Short-Term Municipal Income Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Ultra Short-Term Municipal Income Fund  (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
Allspring Ultra Short-Term Municipal Income Fund | 43

Notes to financial statements (unaudited)
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2023, the aggregate cost of all investments for federal income tax purposes was $848,735,291 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$1,827,855
Gross unrealized losses	(7,812,365)
Net unrealized losses	$(5,984,510)
As of June 30, 2023, the Fund had capital loss carryforwards which consisted of $5,761,039 in short-term capital losses and $26,383,257 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed-end fund obligations	$0	$7,400,000	$0	$7,400,000
Municipal obligations	0	813,813,251	0	813,813,251
Short-term investments
Commercial paper	0	16,000,671	0	16,000,671
Investment companies	5,536,859	0	0	5,536,859
Total assets	$5,536,859	$837,213,922	$0	$842,750,781
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At December 31, 2023, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative
44 | Allspring Ultra Short-Term Municipal Income Fund

Notes to financial statements (unaudited)
services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.250%
Next $4 billion	0.225
Next $5 billion	0.190
Over $10 billion	0.180
For the six months ended December 31, 2023, the management fee was equivalent to an annual rate of 0.24% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.15%
Class A2	0.15
Class C	0.15
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of December 31, 2023, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class A	0.50%
Class A2	0.40
Class C	1.25
Class R6	0.20
Administrator Class	0.50
Institutional Class	0.25
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2023, Allspring Funds Distributor received $181 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2023.
Allspring Ultra Short-Term Municipal Income Fund | 45

Notes to financial statements (unaudited)
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. Class A2 shares are charged a fee at an annual rate up to 0.15% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $77,555,000, $163,740,000 and $500 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2023.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2023 were $240,195,699 and $170,037,794, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended December 31, 2023, there were no borrowings by the Fund under the agreement.
7.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
46 | Allspring Ultra Short-Term Municipal Income Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Ultra Short-Term Municipal Income Fund | 47

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 117 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

48 | Allspring Ultra Short-Term Municipal Income Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

Allspring Ultra Short-Term Municipal Income Fund | 49

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

50 | Allspring Ultra Short-Term Municipal Income Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-01052024-ax6efqeb 02-24
SAR3011 12-23

Allspring Wisconsin Tax-Free Fund
Semi-Annual Report
December 31, 2023

The views expressed and any forward-looking statements are as of December 31, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Wisconsin Tax-Free Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Wisconsin Tax-Free Fund for the six-month period that ended December 31, 2023. Globally, stocks and bonds experienced high levels of volatility during the period but gained overall. The market was focused on the impact of ongoing aggressive central bank rate hikes on persistently high inflation. As inflation finally gradually declined, anticipation rose over an end to the central bank monetary tightening cycle. For the six-month period, domestic U.S. and global stocks and bonds had positive overall results, with U.S. stocks leading the way. After suffering deep and broad losses through 2022, bonds now benefit from a base of higher yields that can help generate higher income.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 8.04%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 5.61% while the MSCI EM Index (Net) (USD)3 returned 4.71%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned 3.37%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 4.85%, the Bloomberg Municipal Bond Index6 returned 3.63%, and the ICE BofA U.S. High Yield Index7 returned 7.67%.
Still focused on high inflation and elevated central bank rates, markets were volatile.
The six-month period began on a positive note in July for stocks as well as bonds. Riskier sectors and regions tended to do well, as investors grew more optimistic regarding economic prospects. With strong second quarter gross domestic product (GDP) growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. The Federal Reserve (Fed), the European Central Bank (ECB), and the Bank of England (BoE) all raised their respective key interest rates by 0.25% in July. In the Fed’s case, speculation grew that it could be very close to the end of its tightening cycle. Meanwhile, China’s economy showed signs of stagnation, renewing concerns of global fallout.
Stocks retreated in August while monthly bond returns were flat overall. Increased global market volatility reflected unease over the Chinese property market being stressed along with weak Chinese economic data. However, speculation grew over a possible end to the Fed’s campaign of interest rate increases or at least a pause in September. U.S. economic data generally remained solid, with resilient job market data and inflation ticking up slightly in August, as the annual Consumer Price Index (CPI)8 rose 3.7%. However, the three-month trend for Core CPI9, stood at an annualized 2.4%.
“ With strong
second-quarter gross
domestic product
growth—initially
estimated at 2.4%—and
U.S. annual inflation easing steadily to 3.2%
in July, hopes for a soft
economic landing grew. ”
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
8
The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
9
The Core CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services excluding energy and food prices. You cannot invest directly in an index.
2 | Allspring Wisconsin Tax-Free Fund

Letter to shareholders (unaudited)
Stocks and bonds both had negative overall returns in September as investors reluctantly recited the new chorus of “higher for longer,” led by the Fed’s determination not to lower interest rates until it knows it has vanquished its pesky opponent—higher-than-targeted inflation. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index1 and the CPI—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily but looming in the coming months.
October was a tough month for financial markets overall. Key global indexes were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict, and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third quarter GDP was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter as the Federal Open Market Committee held rates steady at its December meeting.
The broad year-end rally among stocks and bonds that began in November continued through December as investors became more confident that monetary policy would ease in 2024. Supporting the bubbly market mood were a series of reports confirming lower inflationary trends in the U.S. and Europe. During the period, it appeared more likely that the U.S. economy could achieve a soft landing, cooling enough to lower inflation without the pain of a recession. However, by year-end, an expectations gap developed. Capital markets priced in a total of 1.50 percentage points in federal funds rate cuts in 2024, twice as much as the three cuts of 0.25% hinted at by Fed officials.
1
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It is sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
Allspring Wisconsin Tax-Free Fund | 3

Letter to shareholders (unaudited)
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
4 | Allspring Wisconsin Tax-Free Fund

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

Allspring Wisconsin Tax-Free Fund | 5

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks current income exempt from federal income tax and Wisconsin individual income tax.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Bruce R. Johns, Kerry Laurin, Thomas Stoeckmann

Average annual total returns (%) as of December 31, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (WWTFX)	3-31-2008	0.59	0.73	1.86	5.34	1.67	2.33	0.94	0.70
Class C (WWTCX)	12-26-2002	3.55	0.90	1.72	4.55	0.90	1.72	1.69	1.45
Institutional Class (WWTIX)[3]	10-31-2016	–	–	–	5.53	1.84	2.46	0.62	0.52
Bloomberg Municipal Bond Index[4]	–	–	–	–	6.40	2.25	3.03	–	–
Bloomberg Wisconsin Municipal Bond Index[5]	–	–	–	–	6.17	1.93	2.69	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through October 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.70% for Class A, 1.45% for Class C and 0.52% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower.
The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Class A shares and includes the higher expenses applicable to the Class A shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.

[4]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[5]	The Bloomberg Wisconsin Municipal Bond Index is the Wisconsin component of the Bloomberg Municipal Bond Index. You cannot invest directly in an index.
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to Wisconsin and Puerto Rico municipal securities risk, high-yield securities risk, and non-diversification risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

6 | Allspring Wisconsin Tax-Free Fund

Performance highlights (unaudited)
Credit quality as of December 31, 2023[1]

4%
AAA/Aaa
28%
AA/Aa
42%
A/A
22%
BBB/Baa
1%
BB/Ba
3%
Not rated

[1]
The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D
(lowest). Ratings from A to CCC may be modified by the addition of a plus
(+) or minus (-) sign to show relative standing within the rating categories.
Standard & Poor’s rates the creditworthiness of short-term notes from
SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from
MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

Effective maturity distribution as of December 31, 2023[1]

12%
0-1 year
29%
1-3 year(s)
6%
3-5 years
16%
5-10 years
16%
10-20 years
21%
20-30 years

[1]	Figures represent the percentage of the Fund’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Wisconsin Tax-Free Fund | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2023 to December 31, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 7-1-2023	Ending account value 12-31-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,033.00	$3.56	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	$3.54	0.70%
Class C
Actual	$1,000.00	$1,029.20	$7.36	1.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.75	$7.31	1.45%
Institutional Class
Actual	$1,000.00	$1,034.00	$2.64	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.40	$2.63	0.52%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one-half-year period).

8 | Allspring Wisconsin Tax-Free Fund

Portfolio of investments—December 31, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 96.87%
Alabama: 1.41%
Utilities revenue: 1.41%
Black Belt Energy Gas District Project No. 7 Series C-1øø	4.00%	10-1-2052	$1,000,000	$1,004,463
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	750,000	798,146
				1,802,609
California: 0.41%
Utilities revenue: 0.41%
California Community Choice Financing Authority Series C	5.00	10-1-2031	500,000	527,171
Georgia: 0.38%
Utilities revenue: 0.38%
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	500,000	481,140
Guam: 6.24%
Airport revenue: 1.37%
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2031	250,000	260,691
Port Authority of Guam Series A	5.00	7-1-2048	1,000,000	1,023,195
Port Authority of Guam Series B AMT	5.00	7-1-2034	445,000	473,862
				1,757,748
Miscellaneous revenue: 0.37%
Territory of Guam Series F	4.00	1-1-2042	500,000	478,658
Tax revenue: 0.84%
Territory of Guam Hotel Occupancy Tax Series A	5.00	11-1-2035	1,000,000	1,075,460
Utilities revenue: 1.25%
Guam Power Authority Series A	5.00	10-1-2026	500,000	520,082
Guam Power Authority Series A	5.00	10-1-2038	550,000	569,294
Guam Power Authority Series A (AGM Insured)	5.00	10-1-2039	500,000	504,783
				1,594,159
Water & sewer revenue: 2.41%
Guam Government Waterworks Authority	5.00	7-1-2034	500,000	524,124
Guam Government Waterworks Authority	5.00	1-1-2046	2,215,000	2,248,529
Guam Government Waterworks Authority Series A	5.00	1-1-2050	300,000	308,769
				3,081,422
				7,987,447
Illinois: 0.20%
Miscellaneous revenue: 0.20%
City of Chicago Lakeshore East Special Assessment Area144A	2.69	12-1-2026	266,000	256,203
Maryland: 0.77%
Housing revenue: 0.77%
Maryland Community Development Administration South Street Senior LLC Series D	3.15	7-1-2024	1,000,000	991,541
The accompanying notes are an integral part of these financial statements.
Allspring Wisconsin Tax-Free Fund | 9

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
New Jersey: 0.37%
Education revenue: 0.37%
Camden County Improvement Authority KIPP Cooper Norcross Obligated Group	6.00%	6-15-2047	$425,000	$467,204
New York: 1.07%
Education revenue: 1.07%
Hempstead Town Local Development Corp. Academy Charter School Series A	4.45	2-1-2041	500,000	398,254
Hempstead Town Local Development Corp. Academy Charter School Series A	6.24	2-1-2047	1,000,000	973,731
				1,371,985
Pennsylvania: 3.67%
Education revenue: 0.47%
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2032	600,000	602,783
Health revenue: 1.64%
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series B	5.00	5-1-2052	2,000,000	2,108,139
Housing revenue: 1.56%
Pennsylvania Housing Finance Agency LIH Wilkes-Barre LP (Department of Housing and Urban Development Insured)øø	1.25	2-1-2025	2,000,000	1,995,644
				4,706,566
Puerto Rico: 3.29%
Health revenue: 1.53%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Financing Authority Hospital Auxilio Mutuo Obligated Group	5.00	7-1-2026	205,000	212,655
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Financing Authority Hospital Auxilio Mutuo Obligated Group	5.00	7-1-2031	435,000	482,444
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Financing Authority Hospital Auxilio Mutuo Obligated Group	5.00	7-1-2032	925,000	1,023,150
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Financing Authority Hospital Auxilio Mutuo Obligated Group	5.00	7-1-2034	220,000	242,802
				1,961,051
Miscellaneous revenue: 1.76%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Financing Authority Hospital de la Concepcion, Inc. Series A	3.55	11-15-2030	2,225,000	2,258,914
				4,219,965
Texas: 2.37%
Education revenue: 0.80%
Hale Center Education Facilities Corp. Wayland Baptist University	5.00	3-1-2027	990,000	1,029,060
The accompanying notes are an integral part of these financial statements.
10 | Allspring Wisconsin Tax-Free Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 1.57%
Denton Independent School District	4.00%	8-15-2048	$2,000,000	$2,003,946
				3,033,006
Wisconsin: 76.69%
Education revenue: 8.50%
Wisconsin HEFA Hmong American Peace Academy Ltd.	4.00	3-15-2030	75,000	75,803
Wisconsin HEFA Hmong American Peace Academy Ltd.	4.00	3-15-2040	1,555,000	1,483,773
Wisconsin HEFA Lawrence University of Wisconsin	4.00	2-1-2045	1,685,000	1,551,828
Wisconsin HEFA Medical College of Wisconsin, Inc.	5.00	12-1-2041	2,000,000	2,198,150
Wisconsin HEFA Milwaukee School of Engineering Series B (AGM Insured)	2.00	4-1-2038	1,200,000	920,998
Wisconsin HEFA Milwaukee School of Engineering Series B (AGM Insured)	2.13	4-1-2039	1,000,000	762,724
Wisconsin HEFA Milwaukee School of Engineering Series B (AGM Insured)	2.13	4-1-2040	1,000,000	745,527
Wisconsin HEFA Milwaukee School of Engineering Series B (AGM Insured)	2.25	4-1-2041	750,000	562,264
Wisconsin HEFA Milwaukee School of Engineering Series B (AGM Insured)	2.25	4-1-2042	1,000,000	742,485
Wisconsin HEFA Milwaukee Science Education Consortium, Inc. Series A	4.50	3-15-2033	735,000	757,237
Wisconsin HEFA Milwaukee Science Education Consortium, Inc. Series A	5.00	3-15-2053	1,100,000	1,082,588
				10,883,377
GO revenue: 3.98%
City of Milwaukee Series B6	3.00	4-1-2024	570,000	568,496
City of Milwaukee Series B6	5.00	4-1-2025	550,000	560,010
State of Wisconsin Series A (SIFMA Municipal Swap+0.42%)±	4.29	5-1-2025	4,000,000	3,975,785
				5,104,291
Health revenue: 23.13%
PFA Appalachian Regional Healthcare System Obligated Group Series A	5.00	7-1-2037	275,000	287,194
PFA Appalachian Regional Healthcare System Obligated Group Series A	5.00	7-1-2038	375,000	388,179
Wisconsin HEFA Bellin Memorial Hospital Obligated Group	3.13	12-1-2029	150,000	150,045
Wisconsin HEFA Bellin Memorial Hospital Obligated Group	3.38	12-1-2031	180,000	180,202
Wisconsin HEFA Bellin Memorial Hospital Obligated Group	4.00	12-1-2035	1,000,000	1,002,643
Wisconsin HEFA Bellin Memorial Hospital Obligated Group	5.00	12-1-2026	1,740,000	1,754,952
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2027	175,000	187,516
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2029	150,000	165,936
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.50	12-1-2052	2,500,000	2,750,358
Wisconsin HEFA Beloit Health System Obligated Group	4.00	7-1-2036	4,000,000	4,012,238
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2028	50,000	53,905
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2029	1,270,000	1,385,598
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A	3.00	2-15-2031	230,000	226,843
The accompanying notes are an integral part of these financial statements.
Allspring Wisconsin Tax-Free Fund | 11

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	3.25%	2-15-2032	$185,000	$185,096
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	4.00	2-15-2042	500,000	462,543
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2027	400,000	418,782
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2028	650,000	678,081
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2029	500,000	521,503
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2047	3,385,000	3,396,463
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2024	125,000	124,163
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2030	100,000	94,853
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2031	75,000	70,658
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2041	2,145,000	1,784,823
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2046	850,000	668,472
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2051	500,000	377,914
Wisconsin HEFA Monroe Clinic, Inc.	3.00	2-15-2035	520,000	517,847
Wisconsin HEFA Monroe Clinic, Inc.	4.00	2-15-2031	900,000	910,753
Wisconsin HEFA Monroe Clinic, Inc.	4.00	2-15-2033	550,000	556,572
Wisconsin HEFA Monroe Clinic, Inc.	5.00	2-15-2028	400,000	411,028
Wisconsin HEFA Monroe Clinic, Inc.	5.00	2-15-2029	575,000	590,853
Wisconsin HEFA Monroe Clinic, Inc.	5.00	2-15-2030	465,000	477,820
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2044	200,000	205,249
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2049	250,000	255,217
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series B	5.00	7-1-2044	3,485,000	3,492,363
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00	9-15-2045	650,000	506,566
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2045	475,000	370,183
				29,623,411
Housing revenue: 32.76%
Ashwaubenon CDA County of Brown	3.00	6-1-2044	1,680,000	1,379,887
Ashwaubenon CDA County of Brown	4.00	6-1-2030	250,000	266,466
Ashwaubenon CDA County of Brown	4.00	6-1-2031	1,310,000	1,389,865
Ashwaubenon CDA County of Brown	4.00	6-1-2035	900,000	941,328
Ashwaubenon CDA County of Brown	4.00	6-1-2036	265,000	275,992
Ashwaubenon CDA County of Brown CAB¤	0.00	6-1-2049	8,000,000	2,508,240
Green Bay Housing Authority University Village Housing, Inc.	2.00	4-1-2028	125,000	115,262
Green Bay Housing Authority University Village Housing, Inc.	2.00	4-1-2029	250,000	227,232
Green Bay Housing Authority University Village Housing, Inc.	2.00	4-1-2030	875,000	781,967
Green Bay Housing Authority University Village Housing, Inc.	5.00	4-1-2039	1,500,000	1,618,769
Kaukauna RDA	3.75	6-1-2032	850,000	854,333
Kaukauna RDA	4.00	6-1-2025	425,000	431,256
Kaukauna RDA	4.00	6-1-2028	425,000	432,225
The accompanying notes are an integral part of these financial statements.
12 | Allspring Wisconsin Tax-Free Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Kaukauna RDA	4.00%	6-1-2035	$900,000	$908,571
Milwaukee RDA Board of School Directors	5.00	11-15-2028	325,000	345,432
Milwaukee RDA Board of School Directors	5.00	11-15-2030	185,000	196,052
Milwaukee RDA Board of School Directors	5.00	11-15-2033	750,000	793,745
Milwaukee RDA Board of School Directors	5.00	11-15-2034	675,000	714,752
Milwaukee RDA Board of School Directors	5.00	11-15-2036	500,000	526,623
Milwaukee RDA Public Schools Series A	5.00	11-15-2024	280,000	284,650
Milwaukee RDA Public Schools Series A	5.00	11-15-2026	220,000	233,926
Milwaukee RDA Public Schools Series A	5.00	11-15-2027	1,020,000	1,079,781
Milwaukee RDA Public Schools Series A	5.00	11-15-2028	1,000,000	1,062,866
Milwaukee RDA Public Schools Series A	5.00	11-15-2031	750,000	794,594
Weston CDA Village of Weston Tax Incremental District No. 1 Series A	2.00	10-1-2024	625,000	616,541
Weston CDA Village of Weston Tax Incremental District No. 1 Series A	2.15	10-1-2025	615,000	602,585
Weston CDA Village of Weston Tax Incremental District No. 1 Series A	2.25	10-1-2026	940,000	922,858
Weston CDA Village of Weston Tax Incremental District No. 1 Series A	2.40	10-1-2027	570,000	559,225
Wisconsin Center District Milwaukee Arena Project	4.00	12-15-2032	1,100,000	1,132,153
Wisconsin Center District Milwaukee Arena Project	4.00	12-15-2033	920,000	947,019
Wisconsin Center District Milwaukee Arena Project	4.00	12-15-2034	2,000,000	2,057,139
Wisconsin Center District Milwaukee Arena Project	5.00	12-15-2026	85,000	89,125
Wisconsin Center District Milwaukee Arena Project	5.00	12-15-2032	85,000	89,269
Wisconsin Dells CDA Tax Incremental District No. 2	4.00	3-1-2026	440,000	435,874
Wisconsin Dells CDA Tax Incremental District No. 2	5.00	3-1-2024	100,000	100,156
Wisconsin Dells CDA Tax Incremental District No. 2	5.00	3-1-2025	210,000	212,600
Wisconsin Dells CDA Tax Incremental District No. 3 Series B	3.35	3-1-2026	530,000	514,558
Wisconsin Housing & EDA Housing Revenue Series A	3.38	5-1-2057	635,000	494,518
Wisconsin Housing & EDA Housing Revenue Series A	3.40	11-1-2032	2,450,000	2,404,603
Wisconsin Housing & EDA Housing Revenue Series A	3.95	11-1-2038	2,000,000	2,005,157
Wisconsin Housing & EDA Housing Revenue Series A AMT	4.63	11-1-2037	10,000	10,007
Wisconsin Housing & EDA Housing Revenue Series C	3.88	11-1-2035	1,100,000	1,101,069
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)øø	0.61	11-1-2042	2,515,000	2,480,166
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	0.80	5-1-2025	275,000	261,441
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	0.85	11-1-2025	320,000	299,827
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	0.95	5-1-2026	205,000	189,539
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	1.00	11-1-2026	330,000	310,885
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	1.20	5-1-2027	310,000	283,010
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	1.35	11-1-2027	345,000	314,299
Wisconsin Housing & EDA Multifamily Housing Revenue Series A AMT	4.05	12-1-2049	800,000	792,762
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A	4.55	7-1-2037	165,000	170,322
The accompanying notes are an integral part of these financial statements.
Allspring Wisconsin Tax-Free Fund | 13

Portfolio of investments—December 31, 2023 (unaudited)

		Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A		4.70%	7-1-2047	$1,300,000	$1,323,471
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A		4.85	7-1-2052	3,000,000	3,075,944
					41,959,936
Miscellaneous revenue: 5.59%
Appleton RDA Fox Cities Performing Arts Center, Inc. Series B (Associated Bank N.A. LOC)ø		4.35	6-1-2036	1,000,000	1,000,000
Wisconsin Center District (AGM Insured)¤		0.00	12-15-2030	295,000	235,711
Wisconsin Center District (AGM Insured)		5.25	12-15-2027	1,005,000	1,069,247
Wisconsin Center District Series A CAB (BAM Insured)¤		0.00	12-15-2033	2,985,000	2,102,458
Wisconsin Center District Series A (NPFGC Insured)¤		0.00	12-15-2027	100,000	88,171
Wisconsin Center District Series C CAB (AGM Insured)¤		0.00	12-15-2028	1,075,000	921,326
Wisconsin Center District Series C CAB (AGM Insured)¤		0.00	12-15-2030	1,095,000	874,928
Wisconsin Center District Series D CAB (AGM Insured)¤		0.00	12-15-2045	2,250,000	871,356
					7,163,197
Tax revenue: 2.34%
Southeast Wisconsin Professional Baseball Park District (NPFGC Insured)¤		0.00	12-15-2025	200,000	189,193
Southeast Wisconsin Professional Baseball Park District (NPFGC Insured)¤		0.00	12-15-2027	250,000	225,083
Southeast Wisconsin Professional Baseball Park District Series A (NPFGC Insured)		5.50	12-15-2026	2,435,000	2,550,711
Warrens CDA		3.70	11-1-2029	46,736	39,415
					3,004,402
Utilities revenue: 0.39%
PFA Duke Energy Progress LLC Series A-1øø		3.30	10-1-2046	500,000	500,354
					98,238,968
Total municipal obligations (Cost $129,429,893)					124,083,805
Total investments in securities (Cost $129,429,893)	96.87%				124,083,805
Other assets and liabilities, net	3.13				4,008,432
Total net assets	100.00%				$128,092,237

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

The accompanying notes are an integral part of these financial statements.
14 | Allspring Wisconsin Tax-Free Fund

Portfolio of investments—December 31, 2023 (unaudited)

Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
GO	General obligation
HEFA	Health & Educational Facilities Authority
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
The accompanying notes are an integral part of these financial statements.
Allspring Wisconsin Tax-Free Fund | 15

Statement of assets and liabilities—December 31, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $129,429,893)	$124,083,805
Cash	2,686,161
Cash at broker segregated for futures contracts	45,000
Receivable for interest	1,319,938
Receivable for Fund shares sold	209,899
Prepaid expenses and other assets	61,705
Total assets	128,406,508
Liabilities
Payable for Fund shares redeemed	172,499
Professional fees payable	26,192
Management fee payable	22,837
Dividends payable	20,866
Administration fees payable	12,687
Trustees’ fees and expenses payable	2,426
Distribution fee payable	1,839
Accrued expenses and other liabilities	54,925
Total liabilities	314,271
Total net assets	$128,092,237
Net assets consist of
Paid-in capital	$133,934,871
Total distributable loss	(5,842,634)
Total net assets	$128,092,237
Computation of net asset value and offering price per share
Net assets–Class A	$59,378,037
Shares outstanding–Class A1	5,683,242
Net asset value per share–Class A	$10.45
Maximum offering price per share – Class A2	$10.94
Net assets–Class C	$2,837,579
Shares outstanding–Class C1	271,611
Net asset value per share–Class C	$10.45
Net assets–Institutional Class	$65,876,621
Shares outstanding–Institutional Class[1]	6,304,412
Net asset value per share–Institutional Class	$10.45
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
16 | Allspring Wisconsin Tax-Free Fund

Statement of operations—six months ended December 31, 2023 (unaudited)
Statement of operations
Investment income
Interest	$2,204,373
Expenses
Management fee	264,152
Administration fees
Class A	45,521
Class C	2,196
Institutional Class	27,381
Shareholder servicing fees
Class A	75,869
Class C	3,640
Distribution fee
Class C	10,920
Custody and accounting fees	2,705
Professional fees	35,968
Registration fees	28,669
Shareholder report expenses	13,102
Trustees’ fees and expenses	13,683
Other fees and expenses	3,150
Total expenses	526,956
Less: Fee waivers and/or expense reimbursements
Fund-level	(71,567)
Class A	(41,822)
Class C	(1,925)
Net expenses	411,642
Net investment income	1,792,731
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	132,410
Futures contracts	(73,607)
Net realized gains on investments	58,803
Net change in unrealized gains (losses) on investments	1,842,748
Net realized and unrealized gains (losses) on investments	1,901,551
Net increase in net assets resulting from operations	$3,694,282
The accompanying notes are an integral part of these financial statements.
Allspring Wisconsin Tax-Free Fund | 17

Statement of changes in net assets
Statement of changes in net assets
	Six months ended December 31, 2023 (unaudited)		Year ended June 30, 2023
Operations
Net investment income		$1,792,731		$3,602,223
Net realized gains (losses) on investments		58,803		(351,448)
Net change in unrealized gains (losses) on investments		1,842,748		(631,165)
Net increase in net assets resulting from operations		3,694,282		2,619,610
Distributions to shareholders from
Net investment income and net realized gains
Class A		(795,759)		(1,550,191)
Class C		(27,390)		(64,430)
Institutional Class		(958,357)		(1,987,602)
Total distributions to shareholders		(1,781,506)		(3,602,223)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	241,670	2,402,915	830,358	8,500,421
Class C	5,787	58,496	48,932	499,056
Institutional Class	1,248,390	12,635,539	3,512,825	35,892,624
		15,096,950		44,892,101
Reinvestment of distributions
Class A	73,951	744,675	140,005	1,428,594
Class C	2,674	26,898	6,178	63,028
Institutional Class	94,074	947,275	190,938	1,948,520
		1,718,848		3,440,142
Payment for shares redeemed
Class A	(861,206)	(8,651,934)	(1,188,206)	(12,060,116)
Class C	(56,592)	(569,968)	(143,631)	(1,472,432)
Institutional Class	(2,611,331)	(26,114,955)	(3,789,836)	(38,595,680)
		(35,336,857)		(52,128,228)
Net decrease in net assets resulting from capital share transactions		(18,521,059)		(3,795,985)
Total decrease in net assets		(16,608,283)		(4,778,598)
Net assets
Beginning of period		144,700,520		149,479,118
End of period		$128,092,237		$144,700,520
The accompanying notes are an integral part of these financial statements.
18 | Allspring Wisconsin Tax-Free Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2023 (unaudited)	Year ended June 30
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.25	$10.30	$11.28	$11.12	$11.04	$10.74
Net investment income	0.13 [1]	0.25	0.20	0.21	0.25	0.29
Net realized and unrealized gains (losses) on investments	0.20	(0.05)	(0.97)	0.16	0.08	0.30
Total from investment operations	0.33	0.20	(0.77)	0.37	0.33	0.59
Distributions to shareholders from
Net investment income	(0.13)	(0.25)	(0.20)	(0.21)	(0.25)	(0.29)
Net realized gains	0.00	0.00	(0.01)	0.00	(0.00)[2]	0.00
Total distributions to shareholders	(0.13)	(0.25)	(0.21)	(0.21)	(0.25)	(0.29)
Net asset value, end of period	$10.45	$10.25	$10.30	$11.28	$11.12	$11.04
Total return[3]	3.30%	1.95%	(6.93)%	3.37%	3.05%	5.56%
Ratios to average net assets (annualized)
Gross expenses	0.95%	0.95%	0.92%	0.92%	0.95%	0.94%
Net expenses	0.70%	0.70%	0.69%	0.68%	0.69%	0.70%
Net investment income	2.64%	2.41%	1.79%	1.88%	2.24%	2.66%
Supplemental data
Portfolio turnover rate	3%	15%	12%	10%	24%	8%
Net assets, end of period (000s omitted)	$59,378	$63,820	$66,388	$76,836	$81,173	$84,924

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Wisconsin Tax-Free Fund | 19

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2023 (unaudited)	Year ended June 30
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.25	$10.30	$11.28	$11.12	$11.04	$10.74
Net investment income	0.09 [1]	0.17	0.11	0.13	0.17 [1]	0.21
Net realized and unrealized gains (losses) on investments	0.20	(0.05)	(0.97)	0.16	0.08	0.30
Total from investment operations	0.29	0.12	(0.86)	0.29	0.25	0.51
Distributions to shareholders from
Net investment income	(0.09)	(0.17)	(0.11)	(0.13)	(0.17)	(0.21)
Net realized gains	0.00	0.00	(0.01)	0.00	(0.00)[2]	0.00
Total distributions to shareholders	(0.09)	(0.17)	(0.12)	(0.13)	(0.17)	(0.21)
Net asset value, end of period	$10.45	$10.25	$10.30	$11.28	$11.12	$11.04
Total return[3]	2.92%	1.18%	(7.64)%	2.58%	2.27%	4.78%
Ratios to average net assets (annualized)
Gross expenses	1.69%	1.70%	1.66%	1.67%	1.70%	1.69%
Net expenses	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%
Net investment income	1.89%	1.65%	1.02%	1.12%	1.49%	1.92%
Supplemental data
Portfolio turnover rate	3%	15%	12%	10%	24%	8%
Net assets, end of period (000s omitted)	$2,838	$3,276	$4,204	$5,496	$5,842	$6,687

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
20 | Allspring Wisconsin Tax-Free Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2023 (unaudited)	Year ended June 30
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.25	$10.30	$11.28	$11.12	$11.04	$10.74
Net investment income	0.14 [1]	0.27	0.22	0.23	0.27	0.31
Net realized and unrealized gains (losses) on investments	0.20	(0.05)	(0.97)	0.16	0.08	0.30
Total from investment operations	0.34	0.22	(0.75)	0.39	0.35	0.61
Distributions to shareholders from
Net investment income	(0.14)	(0.27)	(0.22)	(0.23)	(0.27)	(0.31)
Net realized gains	0.00	0.00	(0.01)	0.00	(0.00)[2]	0.00
Total distributions to shareholders	(0.14)	(0.27)	(0.23)	(0.23)	(0.27)	(0.31)
Net asset value, end of period	$10.45	$10.25	$10.30	$11.28	$11.12	$11.04
Total return[3]	3.40%	2.13%	(6.78)%	3.54%	3.23%	5.75%
Ratios to average net assets (annualized)
Gross expenses	0.63%	0.62%	0.59%	0.59%	0.62%	0.61%
Net expenses	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Net investment income	2.82%	2.59%	1.96%	2.04%	2.40%	2.85%
Supplemental data
Portfolio turnover rate	3%	15%	12%	10%	24%	8%
Net assets, end of period (000s omitted)	$65,877	$77,605	$78,887	$88,620	$68,230	$43,978

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Wisconsin Tax-Free Fund | 21

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Wisconsin Tax-Free Fund  (the “Fund”) which is a non-diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
22 | Allspring Wisconsin Tax-Free Fund

Notes to financial statements (unaudited)
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2023, the aggregate cost of all investments for federal income tax purposes was $129,429,494 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$893,965
Gross unrealized losses	(6,239,654)
Net unrealized losses	$(5,345,689)
As of June 30, 2023, the Fund had capital loss carryforwards which consisted of $74,440 in short-term capital losses and $468,154 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$124,083,805	$0	$124,083,805
Total assets	$0	$124,083,805	$0	$124,083,805
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At December 31, 2023, the Fund did not have any transfers into/out of Level 3.
Allspring Wisconsin Tax-Free Fund | 23

Notes to financial statements (unaudited)
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended December 31, 2023, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of December 31, 2023, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class A	0.70%
Class C	1.45
Institutional Class	0.52
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges
24 | Allspring Wisconsin Tax-Free Fund

Notes to financial statements (unaudited)
from redemptions of Class C shares. For the six months ended December 31, 2023, Allspring Funds Distributor received $852 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $2,000,000, $5,730,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2023.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2023 were $4,251,904 and $19,539,389, respectively.
6.
DERIVATIVE TRANSACTIONS
During the six months ended December 31, 2023, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio. The Fund had an average notional amount of $739,749 in long futures contracts during the six months ended December 31, 2023.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended December 31, 2023, there were no borrowings by the Fund under the agreement.
8.
CONCENTRATION RISK
The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territory of the U.S.  Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund. As of the end of the period, the Fund’s  investments were concentrated in the state of Wisconsin.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Wisconsin Tax-Free Fund | 25

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

26 | Allspring Wisconsin Tax-Free Fund

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 117 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

Allspring Wisconsin Tax-Free Fund | 27

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

28 | Allspring Wisconsin Tax-Free Fund

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Wisconsin Tax-Free Fund | 29

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-01052024-odeqyssu 02-24
SAR3328 12-23

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for the series of Allspring Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: February 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: February 26, 2024

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date: February 26, 2024